                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number     811-08648
                                     ----------------------------------------

                                 WT Mutual Fund
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
   --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                           ------------------

                     Date of fiscal year end: June 30, 2004
                                             --------------

                     Date of reporting period: June 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
SPECIAL NOTICE TO SHAREHOLDERS

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) CRM-2883, or by accessing the SEC's website at www.sec.gov.




--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

                                 THE CRM FUNDS
================================================================================


                   FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883
--------------------------------------------------------------------------------
ANNUAL REPORT                                                     JUNE 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   As has been well publicized, the stock market followed a surprisingly speculative path in 2003. The lowest price, highest P/E, most leveraged companies outperformed everything else. Investors, instead of being chastened by the poor performance results of 2002, seem to be intent on over compensating for lost values. The robust 4th Quarter market performance was quite a capstone to an extraordinary 2003 as pre-Iraqi War fears and anxiety over deflation quickly gave way to a surprisingly strong 3Q GDP expansion of over 8%. The cumulative effect of the fiscal and monetary stimulus propelled consumer spending and corporate investment. Many of the market trends in place during 2003 continued into the first quarter of 2004: most notably, small capitalization stocks generally outperformed large capitalization stocks, which was in response to better news on the economy and cheaper company valuations. The long awaited US economic recovery is starting to show signs of life as evidenced by improved economic data, corporate profitability and consumer confidence. Worldwide demand picked up with China becoming the second growth engine and Japan awakened from a decade of hibernation. More recently, inflationary expectations have increased due to higher energy, commodity and healthcare prices and the stock market has settled into a trading range reflecting the tug of war between earnings and interest rates and the increased influence of hedge funds. The overlay of Iraq and concerns about terrorism create plenty of uncertainty in this Presidential election year. At the same time, individual stock volatility persists, presenting opportunities for better entry points. The improving economy and corporate decision making involving change and capital deployment have provided fertile ground for our style of value investing.

   THE CRM MID CAP VALUE FUND returned 35.02% for the past fiscal year. Our largest contributors to performance were CR Bard, The Stanley Works, Royal Caribbean Cruises, Brascan Corp. and Charter One Financial. Bard continues to benefit from acceleration in revenue growth and an expanding pipeline of new medical devices. Bard's aggressive investment in R&D and sales & marketing continues to yield sales and earnings gains which have been well ahead of forecasts. Genuine Parts experienced better top line results across their four distribution businesses, driving earnings gains due to the inherent operating leverage of the business. Stanley Works rallied on an upside surprise, along with the accretive impact of the divestiture of their residential entry doors business and two acquisitions. Royal Caribbean benefited from strong bookings and pricing, driven by both industry consolidation and improving consumer confidence. The recent strength in metals prices has not only boosted earnings at Brascan, but also enhanced the possibility of asset redeployment, as the Company continues its corporate evolution away from a more passive resource based holding company and into a more active manager of real estate, energy and alternative financial assets. Charter One agreed to be acquired by Royal Bank of Scotland for $44.50/share in cash. We have been investors in Charter One for many years and applaud management for doing a terrific job of building a strong franchise that ultimately attracted suitors.

   The largest detractors during the year included Emercom Communications, Citadel Broadcasting, Tribune and Dollar Tree Stores. The surprisingly weak advertising market was the common theme behind the poor

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
performance of Entercom, Citadel and Tribune. In spite of a strengthening economy, radio advertising revenues have been erratic as advertisers have been more selective and tactical. The stocks have responded negatively to disappointing May and June results and now appear to be oversold. We reduced our radio exposure during the quarter and have recently begun to add to our Entercom position given the more attractive valuation. Tribune is another strong free cash flow business that provided good operating leverage to a recovery in help wanted advertising. Help wanted classified has begun to rebound, only to be offset by weaker retail ad lineage. We added to Tribune post recent industry presentations as it now appears that lowered expectations are more than discounted in the stock price. Low end retail has had a difficult time this year and although they are prudently investing in store growth and systems upgrades, Dollar Tree has fallen out of favor with investors. Trading at the low end of its historical valuation, we remain enthusiastic about the appreciation opportunity. In addition IKON Office Solutions also detracted from performance as continued pricing pressure, lease rollovers and end-market weakness led the Company to fall short of our revenue and earnings expectations.

   Our largest new purchases included CVS Corp., Norfolk Southern, CIT Group, International Flavors and Fragrances and Waste Management. We purchased shares of CVS on price weakness following the announcement of their accretive acquisition of Eckerd Drug's southern store base. The purchase accelerates CVS's entry into the South for a reasonable price paid, with a disciplined turn around plan for the stores. Norfolk is well positioned to benefit from a booming transportation environment, strong demand for coal, top tier service levels and attractive fuel hedges. CIT's new management focus on risk mitigation and capital discipline should unlock the tremendous earnings leverage at the company. International Flavors is a classic case of Wall Street neglect with almost no sell side research coverage. New management has largely completed broad based cost restructuring, accelerated new product introductions and is using their free cash flow for dividends and buybacks. Similarly, Waste Management is returning nearly all of their free cash flow to shareholders and finally seems poised to benefit from industry consolidation, price improvement and a stronger economy.

Sincerely,

CRM Funds

      /s/ Ronald H. McGlynn               /s/ Robert J. Christian

      Ronald H. McGlynn                   Robert J. Christian
      President and CEO                   President
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund


During the period certain fees and expenses were waived by the Fund service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change section of this report.

The views in this report were those of the Fund's managers as of June 30, 2004 and may not reflect the views of the managers on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice.

You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at
(800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004

================================================================================

The following information compares the Retail Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on July 30, 2002. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Mid cap companies are more vulnerable than larger companies to adverse business or economic developments. Mid cap securities may be less liquid and more volatile than securities of larger companies. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at
(800) CRM-2883.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*

---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                              1 Year  Inception
                              ------  ---------
Mid Cap Value Fund**          35.02%    23.30%
Russell MidCap Index          29.39%    22.32%
Russell MidCap Value Index    30.81%    20.98%
---------------------------------------------------




                               [GRAPHIC OMITTED]



---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

================================================================================

                                                                       MID CAP
                                                                     VALUE FUND
                                                                    ------------
ASSETS
   Investment in Series, at value ...............................   $479,754,099
   Receivable for Fund shares sold ..............................      4,943,570
   Receivable for investment in Series withdrawn ................        478,309
   Other assets .................................................            722
                                                                    ------------
Total assets ....................................................    485,176,700
                                                                    ------------
LIABILITIES
   Payable for Fund shares redeemed .............................        478,309
   Payable for investment in Series .............................      4,943,570
   Accrued expenses .............................................         67,127
                                                                    ------------
Total liabilities ...............................................      5,489,006
                                                                    ------------
NET ASSETS ......................................................   $479,687,694
                                                                    ============
COMPONENTS OF NET ASSETS
   Paid in Capital ..............................................   $393,382,958
   Undistributed net investment income ..........................        251,332
   Accumulated net realized gain on investments .................     29,591,633
   Net unrealized appreciation on investments ...................     56,461,771
                                                                    ------------
NET ASSETS ......................................................   $479,687,694
                                                                    ============
NET ASSETS BY SHARE CLASS
   Investor Shares ..............................................   $136,994,028
   Institutional Shares .........................................    337,365,267
   Retail Shares ................................................      5,328,399
                                                                    ------------
NET ASSETS ......................................................   $479,687,694
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
   Investor Shares ..............................................      5,773,278
   Institutional Shares .........................................     14,073,160
   Retail Shares ................................................        223,936
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
   Investor Shares ....................................................   $23.73
   Institutional Shares ...............................................   $23.97
   Retail Shares ......................................................   $23.79


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

================================================================================

                                                                      MID CAP
                                                                     VALUE FUND
                                                                    -----------
NET INVESTMENT INCOME FROM SERIES
   Dividends (net of foreign tax withheld) .......................   $3,033,444
   Interest ......................................................      145,775
   Securities lending ............................................       62,517
   Expenses ......................................................   (2,443,754)
                                                                    -----------
    Net investment income from Series ............................      797,982
                                                                    -----------
EXPENSES
   Shareholder services -- Investor Shares .......................      175,196
   Shareholder services -- Retail Shares .........................        6,964
   Administration and accounting fees ............................       90,000
   Transfer agent fees ...........................................      124,601
   Professional fees .............................................       21,711
   Registration fees .............................................       37,803
   Trustee fees and expenses .....................................       11,710
   Distribution fees -- Retail Shares ............................        4,179
   Shareholder reports ...........................................       69,628
   Miscellaneous .................................................       25,560
                                                                    -----------
Total expenses ...................................................      567,352
   Expenses reimbursed ...........................................           --
   Administration and accounting fees waived .....................      (21,828)
                                                                    -----------
    Net expenses .................................................      545,524
                                                                    -----------
NET INVESTMENT INCOME ............................................      252,458
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS FROM SERIES
   Net realized gain from investments ............................   44,458,501
   Net change in unrealized appreciation
    (depreciation) of investments ................................   33,851,877
                                                                    -----------
Net realized and unrealized gain on investments from Series ......   78,310,378
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $78,562,836
                                                                    ===========


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                         MID CAP VALUE FUND
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        2004           2003
                                                    ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................   $169,221,991   $142,477,212
                                                    ------------   ------------
OPERATIONS
 Net investment income ..........................        252,458        288,326
 Net realized gain (loss) from investments ......     44,458,501    (14,510,349)
 Net change in unrealized appreciation
  (depreciation) of investments..................     33,851,877     16,409,546
                                                    ------------   ------------
   Net increase in net assets resulting from
     operations..................................     78,562,836      2,187,523
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .......        (71,306)            --
 Net investment income -- Institutional Shares ..       (214,919)            --
 Net investment income -- Retail Shares .........         (3,117)            --
 Net realized gain on investments -- Investor
  Shares.........................................             --       (197,710)
 Net realized gain on investments --
  Institutional Shares...........................             --       (482,399)
 Net realized gain on investments -- Retail
  Shares.........................................             --           (979)
                                                    ------------   ------------
   Total distributions to shareholders...........       (289,342)      (681,088)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ..............     83,504,881     20,233,188
 Sale of shares -- Institutional Shares .........    182,725,983     62,944,796
 Sale of shares -- Retail Shares ................      4,368,932        823,299
 Reinvestment of distributions -- Investor
  Shares.........................................         34,679        155,453
 Reinvestment of distributions -- Institutional
  Shares.........................................        187,947        460,997
 Reinvestment of distributions -- Retail Shares .          3,117            979
 Redemptions of shares -- Investor Shares .......     (8,814,459)   (25,027,133)
 Redemptions of shares -- Institutional Shares ..    (29,277,156)   (34,235,853)
 Redemptions of shares -- Retail Shares .........       (541,715)      (117,382)
                                                    ------------   ------------
   Net increase from capital share transactions..    232,192,209     25,238,344
                                                    ------------   ------------
   Total increase in net assets..................    310,465,703     26,744,779
                                                    ------------   ------------
NET ASSETS -- END OF YEAR .......................   $479,687,694   $169,221,991
                                                    ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME .............   $    251,332   $    288,217
                                                    ============   ============

CAPITAL SHARE TRANSACTIONS                             SHARES         SHARES
                                                    ------------   ------------
 Sale of shares -- Investor Shares ..............      3,768,236      1,275,318
 Sale of shares -- Institutional Shares .........      8,314,955      3,977,495
 Sale of shares -- Retail Shares ................        204,776         50,769
 Reinvestment of distributions -- Investor
  Shares.........................................          1,670         10,160
 Reinvestment of distributions -- Institutional
  Shares.........................................          8,993         29,954
 Reinvestment of distributions -- Retail Shares .            150             64
 Redemptions of shares -- Investor Shares .......       (418,995)    (1,557,654)
 Redemptions of shares -- Institutional Shares ..     (1,363,056)    (2,159,361)
 Redemptions of shares -- Retail Shares .........        (25,024)        (6,799)
                                                    ------------   ------------
   Net increase in shares........................     10,491,705      1,619,946
                                                    ============   ============


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUNDS (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                      MID CAP VALUE FUND --
                                                          RETAIL SHARES
                                                    --------------------------
                                                    FISCAL YEAR   PERIOD ENDED
                                                     JUNE 30,       JUNE 30,
                                                       2004          2003(A)
                                                    -----------   ------------
Net asset value -- Beginning of Period ...........   $  17.64       $  16.02
                                                     --------       --------
Investment operations:
 Net investment (loss) ...........................      (0.05)(b)      (0.02)(b)
 Net realized and unrealized gain on investments .       6.22           1.72
                                                     --------       --------
   Total from investment operations...............       6.17           1.70
                                                     --------       --------
Distributions to shareholders
 From net investment income ......................      (0.02)            --
 From net realized gain on investments ...........         --          (0.08)
                                                     --------       --------
   Total distributions to shareholders............      (0.02)         (0.08)
                                                     --------       --------
Net asset value -- End of Period .................   $  23.79       $  17.64
                                                     ========       ========
Total Return .....................................     35.02%         10.67%(d)
Ratios/Supplemental Data(e)
Ratios to average net assets:
 Expenses, including reimbursement/waiver ........      1.41%          1.50%(c)
 Expenses, excluding reimbursement/waiver ........      2.05%          6.57%(c)
 Net investment loss, including reimbursement/
  waiver..........................................    (0.22)%        (0.14)%(c)
Portfolio turnover rate ..........................       152%           142%(d)
Net assets at end of period (000's omitted) ......   $  5,328       $    777

---------------
(a) For the period July 30, 2002 (inception of Retail Share class) through June 30, 2003.
(b) The net investment loss per share was calculated using average shares outstanding method.
(c) Annualized.
(d) Not Annualized.
(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I -- Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. DESCRIPTION OF THE FUND. CRM Mid Cap Value Fund (the "Fund") is a series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Fund. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Fund offers three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a 12b-1 distribution fee. Information regarding the Investor and Institutional Shares are included in separate shareholder reports.

   WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Fund to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund pays shareholder servicing agents, including CRM, up to 0.15% of average daily net assets of the Retail Share class attributable to accounts for which they provide shareholder services.

   The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee to Professional Funds Distributor, LLC for the sale and distribution of its Retail Shares. Under the distribution plan, the Fund will pay distribution fees to Professional Funds Distributor, LLC at a maximum annual rate of 0.25% of average daily net assets of the Retail Shares.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") having the same investment objective, policies and limitations as the Fund. The performance of the Fund is directly affected by the performance of its corresponding Series. As of June 30, 2004, the Fund owned approximately 100% of its respective Series. The financial statements of the Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

   Valuation of Investment in Series. Valuation of the Fund's investment in its respective Series is based on the underlying securities held by the Series. The Fund is allocated its portion of its respective Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

   Investment Income. The Fund records its share of the respective Series' income (loss), expenses and realized and unrealized gains and losses daily. Additionally, the Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions to shareholders of the Fund are declared and paid to shareholders annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund does not incur an advisory fee directly, but rather indirectly through its investments in the Series. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Fund. For its services, RSMC is paid a monthly fee of $3,000 for the Fund and $1,500 for each class of the Fund. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Fund. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments:
   100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.55% of the Fund's Retail Shares average daily net assets. This undertaking will remain in place until November 1, 2010.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. The tax character of distributions paid was as follows:

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

                                                                        MID CAP
                                                                         VALUE
                                                                          FUND
                                                                        --------
   Year ended June 30, 2004
   Ordinary income..................................................    $289,342
                                                                        --------
    Total distributions.............................................    $289,342
                                                                        ========
   Year ended June 30, 2003
   Ordinary income..................................................    $    109
   Long-term capital gains..........................................     680,979
                                                                        --------
    Total distributions.............................................    $681,088
                                                                        ========


   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                                      MID CAP
                                                                       VALUE
                                                                       FUND
                                                                    -----------
   Undistributed ordinary income................................... $20,114,191
   Undistributed capital gains.....................................  10,727,464
   Other temporary differences.....................................      (3,137)
   Net unrealized appreciation.....................................  55,466,218
                                                                    -----------
   Total accumulated earnings...................................... $86,304,736
                                                                    ===========

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

5. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE SHAREHOLDERS AND TRUSTEES OF WT MUTUAL FUND:

We have audited the accompanying statement of assets and liabilities of CRM Mid Cap Value Fund (the "Fund") (a series of WT Mutual Fund) as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Retail Shares) for the year ended and for the period July 30, 2002 (commencement of operations) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRM Mid Cap Value Fund at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights (Retail Shares) for the year then ended and for the period July 30, 2002 (commencement of operations) through June 30, 2003, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================

For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Mid Cap Value Fund intends to designate up to a maximum amount of $289,342 as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Fund.

For corporate shareholders, 99.7% of the ordinary income distributions (dividend income plus short-term gains, if any) for the CRM Mid Cap Value Fund qualifies for the dividend received deduction.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2004

================================================================================

             (The following should be read in conjunction with the
                         Funds' Financial Statements.)

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
COMMON STOCK (90.2%)
AEROSPACE & DEFENSE (4.4%)
  345,000    Goodrich Corp. ....................   $ 11,153,850
  314,700    United Defense Industries, Inc.* ..     11,014,500
                                                   ------------
                                                     22,168,350
                                                   ------------
AGRICULTURE (1.3%)
  168,700    Bunge, Ltd. (a) ...................      6,569,178
                                                   ------------
COMMUNICATION & BROADCASTING (1.9%)
  245,839    Cablevision Systems New York
              Group - Class A* (a) .............      4,830,736
  130,700    Entercom Communications Corp.* ....      4,875,110
                                                   ------------
                                                      9,705,846
                                                   ------------
CONSUMER PRODUCTS (2.9%)
   63,700    Fortune Brands, Inc. ..............      4,804,891
  255,900    International Flavors &
              Fragrances, Inc. .................      9,570,660
                                                   ------------
                                                     14,375,551
                                                   ------------
ELECTRIC, GAS, WATER, & UTILITIES (4.9%)
  123,300    Entergy Corp. .....................      6,906,033
  309,700    PG&E Corp.* (a) ...................      8,653,018
  223,150    TXU Corp. .........................      9,039,807
                                                   ------------
                                                     24,598,858
                                                   ------------
ENTERTAINMENT & LEISURE (3.5%)
  645,800    Caesars Entertainment, Inc.* (a) ..      9,687,000
  184,500    Royal Caribbean Cruises, Ltd. .....      8,009,145
                                                   ------------
                                                     17,696,145
                                                   ------------
FINANCE & INSURANCE (14.7%)
Diversified Reits (1.7%)
  309,350    Brascan Corp. -- Class A ..........      8,736,044
                                                   ------------
Financial Services (2.0%)
  266,800    CIT Group Inc. ....................     10,215,772
                                                   ------------
Insurance Agents, Brokers, & Services (3.2%)
  164,000    MBIA, Inc. (a) ....................      9,367,680
  180,000    Willis Group Holdings, Ltd. .......      6,741,000
                                                   ------------
                                                     16,108,680
                                                   ------------
Insurance Carriers (3.8%)
  243,700    Assurant, Inc. ....................      6,428,806
  156,400    Everest Re Group, Ltd. ............     12,568,304
                                                   ------------
                                                     18,997,110
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
FINANCE & INSURANCE (CONTINUED)
State & National Banks (4.0%)
  104,300    M&T Bank Corp. ....................   $  9,105,390
  284,800    North Fork Bancorp., Inc. (a) .....     10,836,640
                                                   ------------
                                                     19,942,030
                                                   ------------
                                                     73,999,636
                                                   ------------
HEALTHCARE (5.7%)
   73,700    Anthem, Inc.* (a) .................      6,600,572
  163,000    C.R. Bard, Inc. ...................      9,233,950
  172,800    Omnicare, Inc. ....................      7,397,568
   48,600    Wellpoint Health Networks, Inc.* ..      5,443,686
                                                   ------------
                                                     28,675,776
                                                   ------------
MANUFACTURING (19.3%)
Building Materials & Components (4.6%)
  186,500    American Standard Cos., Inc.* .....      7,517,815
  126,800    Lafarge North America, Inc. .......      5,490,440
  244,700    Sherwin-Williams Co. ..............     10,167,285
                                                   ------------
                                                     23,175,540
                                                   ------------
Chemical and Allied Products (1.6%)
  198,100    Praxair, Inc. .....................      7,906,171
                                                   ------------
Containers & Packaging (1.3%)
  125,400    Sealed Air Corp.* .................      6,680,058
                                                   ------------
Diversified -- Industrial Products (2.1%)
  250,700    York International Corp. (a) ......     10,296,249
                                                   ------------
Electronic Components & Equipment (1.5%)
  140,900    Diebold, Inc. .....................      7,449,383
                                                   ------------
Games & Toys (1.2%)
  316,500    Mattel, Inc. (a) ..................      5,776,125
                                                   ------------
Glass & Plastic Packaging Products (2.1%)
  428,200    Pactiv Corp.* .....................     10,679,309
                                                   ------------
Hand Held Tools (1.5%)
  163,000    The Stanley Works (a) .............      7,429,540
                                                   ------------
Paper Products (1.0%)
  138,100    Boise Cascade Corp. ...............      5,198,084
                                                   ------------
Pharmaceutical Preparations (1.1%)
   95,300    Schering AG -- ADR ................      5,642,713
                                                   ------------
Precision Instruments & Medical Supplies (1.3%)
  110,400    Fisher Scientific International
               Inc.* (a) .......................      6,375,600
                                                   ------------
                                                     96,608,772
                                                   ------------

---------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       15

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
OIL & GAS (2.5%)
  168,500    EnCana Corp. ......................   $  7,272,460
  113,800    Weatherford International, Inc.* ..      5,118,724
                                                   ------------
                                                     12,391,184
                                                   ------------
SERVICES (9.4%)
Business Services (2.1%)
  203,600    Manpower, Inc. ....................     10,336,772
                                                   ------------
Commercial Services (2.0%)
  345,100    ARAMARK Corp. -- Class B ..........      9,925,076
                                                   ------------
Sanitary Services (1.7%)
  277,000    Waste Management, Inc. ............      8,490,050
                                                   ------------
Printing & Publishing (3.6%)
  274,715    R.R. Donnelley & Sons Co. .........      9,071,089
  206,600    Tribune Co. .......................      9,408,564
                                                   ------------
                                                     18,479,653
                                                   ------------
                                                     47,231,551
                                                   ------------
TECHNOLOGY (5.6%)
  135,300    CACI International, Inc.* .........      5,471,532
   81,700    Cognos, Inc.* .....................      2,954,272
   63,200    Hyperion Solutions Corp.* .........      2,763,104
  272,200    Network Associates, Inc.* (a) .....      4,934,986
  503,100    SkillSoft PLC -- ADR* .............      3,823,560
  404,100    Unova, Inc.* ......................      8,183,025
                                                   ------------
                                                     28,130,479
                                                   ------------
TRANSPORTATION (5.9%)
Railroads (5.9%)
  304,400    CSX Corp. .........................      9,975,188
  231,200    Florida East Coast Industries,
              Inc. -- Class B ..................      8,935,880
  405,800    Norfolk Southern Corp. ............     10,761,816
                                                   ------------
                                                     29,672,884
                                                   ------------
WHOLESALE & RETAIL TRADE (8.2%)
Retail Eating & Drinking Places (1.2%)
  162,500    Yum! Brands, Inc.* (a) ............      6,048,250
                                                   ------------
Specialty Retail Stores (7.0%)
  116,800    Advance Auto Parts, Inc.* (a) .....      5,160,224
  418,700    CSK Auto Corp.* (a) ...............      7,176,518
  221,100    CVS Corp. (a) .....................      9,290,622
  330,900    Dollar Tree Stores, Inc.* (a) .....      9,076,587
  115,800    Genuine Parts Co. .................      4,594,944
                                                   ------------
                                                     35,298,895
                                                   ------------
                                                     41,347,145
                                                   ------------
TOTAL COMMON STOCK
 (COST $396,709,072) ...........................    453,171,355
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
SHORT-TERM INVESTMENTS (7.7%)
19,214,939   BlackRock Liquidity Funds
               TempCash Portfolio --
               Institutional Series ............   $ 19,214,939
19,214,938   BlackRock Liquidity Funds
               TempFund Portfolio --
               Institutional Series ............     19,214,938
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $38,429,877)+ ...........................     38,429,877
                                                   ------------

   PAR/
  SHARES
---------
U.S. TREASURY OBLIGATIONS (2.1%)
$2,000,000   U. S. Treasury Bills,
               0.90%, 07/01/04 .................      2,000,000
 3,000,000   U. S. Treasury Bills,
               0.97%, 07/01/04 .................      3,000,000
 3,000,000   U. S. Treasury Bills,
               1.00%, 07/08/04 .................      2,999,416
 2,500,000   U. S. Treasury Bills,
               1.07%, 07/15/04 (a) .............      2,498,960
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $10,498,376) ............................     10,498,376
                                                   ------------
TOTAL INVESTMENTS (100.0%)
 (COST $445,637,325)+(1) .......................   $502,099,608
                                                   ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
ASSET-BACKED COMMERCIAL PAPER
1,927,593    Concord Minutemen Capital Co.,
               LLC, 1.23%, 07/12/04 ............   $  1,927,593
  234,815    Fairway Finance, 1.22%, 07/16/04 ..        234,815
2,496,511    Grampian Funding LLC,
               1.20%, 07/13/04 .................      2,496,511
                                                   ------------
                                                      4,658,919
                                                   ------------
CERTIFICATES OF DEPOSIT
  419,383    BNP Paribas, 1.08%, 07/12/04 ......        419,383
  121,744    Banco Santander PR,
               1.13%, 07/01/04 .................        121,744
  664,438    Svenska Handelsbanken AB,
               1.39%, 10/27/04 .................        664,438
                                                   ------------
                                                      1,205,565
                                                   ------------

---------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                           -----------
FLOATING RATE NOTES
 2,208,109   ForeningsSparbanken AB,
               1.20%, 07/15/04 .................   $  2,208,109
   151,151   Morgan Stanley, 1.58%, 07/01/04 ...        151,151
 3,059,211   Natexis Banques Populaires,
               1.60%, 07/01/04 .................      3,059,211
   883,454   Societe Generale, 1.58%, 07/01/04 .        883,454
    47,471   Westdeutsche Landesbank,
               1.25%, 07/23/04 .................         47,471
 1,046,643   Westdeutsche Landesbank,
               1.30%, 07/29/04 .................      1,046,643
 1,112,606   Westdeutsche Landesbank,
               1.13%, 07/09/04 .................      1,112,606
                                                   ------------
                                                      8,508,645
                                                   ------------
INSTITUTIONAL MONEY MARKET TRUST
18,689,375   BlackRock Institutional Money
               Market Trust ....................     18,689,375
                                                   ------------

   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                           -----------
MASTER NOTES
    49,061   Merrill Lynch & Co., Inc.,
               1.63%, 07/01/04 .................   $     49,061
10,471,918   Merrill Lynch & Co., Inc.,
               1.63%, 07/01/04 .................     10,471,918
 2,431,230   Merrill Lynch & Co., Inc.,
               1.63%, 07/01/04 .................      2,431,230
                                                   ------------
                                                     12,952,209
                                                   ------------
TIME DEPOSIT
 1,077,449   Chase Manhattan Bank USA,
               1.25%, 07/01/04 .................      1,077,449
                                                   ------------
YANKEE CERTIFICATE OF DEPOSIT
 5,914,687   Westdeutsche Landesbank,
               1.50%, 01/10/05 .................      5,914,687
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $53,006,849)(2) .........................   $ 53,006,849
                                                   ============

---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $446,632,876. At June 30, 2004 net unrealized appreciation was $55,466,732. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $57,683,924, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,217,192.
(1) At June 30, 2004, the market value of securities on loan for the Mid Cap Value Series was $51,746,953.
(2) The investments held as collateral on loaned securities represented 11% of the net assets of the Mid Cap Value Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004

================================================================================

                                                                       MID CAP
                                                                    VALUE SERIES
                                                                    ------------
ASSETS
 Investments
   Investments, at cost .........................................   $445,637,325
   Net unrealized appreciation ..................................     56,462,283
                                                                    ------------
 Total investments, at value ....................................    502,099,608
 Securities lending collateral ..................................     53,006,849
 Receivable for securities sold .................................      9,260,704
 Receivable for Contributions ...................................      4,943,570
 Interest and dividends receivable ..............................        316,446
                                                                    ------------
Total assets ....................................................    569,627,177
                                                                    ------------
LIABILITIES
 Obligation to return securities lending collateral .............     53,006,849
 Payable for securities purchased ...............................     36,073,338
 Payable for Withdrawals ........................................        478,309
 Accrued management fee .........................................        263,860
 Other accrued expenses .........................................         47,913
                                                                    ------------
Total liabilities ...............................................     89,870,269
                                                                    ------------
NET ASSETS ......................................................   $479,756,908
                                                                    ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

================================================================================

                                                                      MID CAP
                                                                   VALUE SERIES
                                                                   ------------
INVESTMENT INCOME
 Dividends ......................................................    $3,068,525
 Interest .......................................................       145,776
 Securities lending .............................................        62,517
 Foreign tax withheld ...........................................       (35,054)
                                                                   ------------
Total investment income .........................................     3,241,764
                                                                   ------------
EXPENSES
 Investment advisory fees .......................................     2,065,606
 Administration and accounting fees .............................       258,201
 Professional fees ..............................................        42,446
 Custody fees ...................................................        63,440
 Trustee fees and expenses ......................................         3,914
 Miscellaneous ..................................................        10,169
                                                                   ------------
Total expenses ..................................................     2,443,776
                                                                   ------------
NET INVESTMENT INCOME (LOSS) ....................................       797,988
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from investments .............................    44,459,007
 Net change in unrealized appreciation (depreciation) of
  investments....................................................    33,852,104
                                                                   ------------
Net realized and unrealized gain on investments .................    78,311,111
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $79,109,099
                                                                   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                       MID CAP VALUE SERIES
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        2004           2003
                                                    ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................   $169,258,496   $142,494,525
                                                    ------------   ------------
OPERATIONS
 Net investment income ..........................        797,988        688,904
 Net realized gain (loss) from investments ......     44,459,007    (14,510,297)
 Net change in unrealized appreciation
  (depreciation) of investments..................     33,852,104     16,409,473
                                                    ------------   ------------
   Net increase in net assets resulting from
     operations..................................     79,109,099      2,588,080
                                                    ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions ..................................    270,599,880     83,742,134
 Withdrawals ....................................    (39,210,567)   (59,566,243)
                                                    ------------   ------------
   Net increase in net assets resulting from
     transactions in beneficial interests........    231,389,313     24,175,891
                                                    ------------   ------------
   Total increase in net assets..................    310,498,412     26,763,971
                                                    ------------   ------------
NET ASSETS -- END OF YEAR .......................   $479,756,908   $169,258,496
                                                    ============   ============




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. DESCRIPTION OF THE TRUST. Mid Cap Value Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Mid Cap Value Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, CRM receives a fee as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of the Series.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets. This undertaking will remain in place until November 1, 2010.

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of the Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of CRM, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. The Series may lend its securities, pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                    MID CAP
                                                                  VALUE SERIES
                                                                  ------------
  Purchases...................................................    $615,027,084
  Sales.......................................................     400,429,650


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. FINANCIAL HIGHLIGHTS.

                                                                                   FOR THE FISCAL YEARS ENDED       FOR THE PERIOD
                                                                                            JUNE 30,             NOVEMBER 1, 1999(1)
                                                                                  -----------------------------    THROUGH JUNE 30,
                                                                                 2004     2003    2002    2001           2000
                                                                                 -----   -----    ----    -----   -----------------
  Mid Cap Value Series
  Total Return...............................................................    35.74%  (0.58)%  5.27%   43.18%        37.80%**
  Ratios to Average Net Assets:
   Expenses..................................................................     0.89%   0.90%   0.92%    0.99%         1.10%*
   Net investment income.....................................................     0.29%   0.51%   0.24%    0.82%         0.52%*
  Portfolio Turnover Rate....................................................      152%    142%    143%     163%          202%**

---------
    (1) Commencement of operations.
    *   Annualized.
    **  Not annualized.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series' have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE TRUSTEES AND BENEFICIAL INTEREST HOLDERS OF WT INVESTMENT TRUST I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mid Cap Value Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mid Cap Value Series at June 30, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS

================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                 PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                                 HELD WITH           AND LENGTH OF              DURING PAST          OVERSEEN BY        HELD BY
NAME, ADDRESS AND AGE           FUND COMPLEX          TIME SERVED                FIVE YEARS            TRUSTEE          TRUSTEE
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN (1)         Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

INTERESTED TRUSTEES

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                              HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                  PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                                 HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY        HELD BY
NAME, ADDRESS AND AGE           FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE          TRUSTEE
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.

---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

INDEPENDENT TRUSTEES

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                              HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

MARK A. SARGENT              Trustee        Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                         resignation or removal.     Law, Villanova                            Low Volatility
                                            Trustee since               University School of                      Fund of Funds;
                                            November 2001.              Law since July 1997.                      and
                                                                        Associate Dean for                        St. Thomas
                                                                        Academic Affairs                          More Society of
                                                                        University of Maryland                    Pennsylvania.
                                                                        School of Law from
                                                                        1994 to 1997.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

EXECUTIVE OFFICERS

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                   PRINCIPAL              FUND            OTHER
                                 POSITION(S)          TERM OF OFFICE             OCCUPATION(S)           COMPLEX      DIRECTORSHIPS
                                  HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE            FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE         TRUSTEE
---------------------            --------------   -----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG                  Vice President   Shall serve at the         Vice President,                N/A             N/A
Date of Birth: 12/54                             pleasure of the Board      Wilmington Trust
                                                 and until successor is     Company Since 1986;
                                                 elected and qualified.     and Vice President and
                                                 Officer since October      Director of Rodney
                                                 1998.                      Square Management
                                                                            Corporation since
                                                                            2001.

JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the         Vice President, Rodney         N/A             N/A
Date of Birth: 1/57                              pleasure of the Board      Square Management
                                                 and until successor is     Corporation since
                                                 elected and qualified.     1992.
                                                 Officer since November
                                                 1999.

FRED FILOON                     Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
520 Madison Avenue                               pleasure of the Board      Cramer Rosenthal
New York, NY 10022                               and until successor is     McGlynn, LLC since
Date of Birth: 3/42                              elected and qualified.     1989.
                                                 Officer since August
                                                 2000.

JOHN R. GILES                   Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
Date of Birth: 8/57             and Chief        pleasure of the Board      Wilmington Trust
                                Financial        and until successor is     Company since 1996.
                                Officer          elected and qualified.
                                                 Officer since December
                                                 1999.

PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A             N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A             N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

================================================================================
TRUSTEES
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards, Jr.
Mark A. Sargent

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP




Investor Information: (800) CRM-2883
http://www.crmfunds.com


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.




CRMRETL A/R
================================================================================

================================================================================


                               [GRAPHIC OMITTED]






                                    MID CAP
                                   VALUE FUND





                                 Retail Shares


                                 ANNUAL REPORT
                                 June 30, 2004



                               [GRAPHIC OMITTED]









                                                                  THE CRM FUNDS
================================================================================

--------------------------------------------------------------------------------
SPECIAL NOTICE TO SHAREHOLDERS



================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) CRM-2883, or by accessing the SEC's website at www.sec.gov.




--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       1

                                 THE CRM FUNDS
================================================================================

                   FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883
--------------------------------------------------------------------------------
ANNUAL REPORT                                                     JUNE 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   As has been well publicized, the stock market followed a surprisingly speculative path in 2003. The lowest price, highest P/E, most leveraged companies outperformed everything else. Investors, instead of being chastened by the poor performance results of 2002, seem to be intent on over compensating for lost values. The robust 4th Quarter market performance was quite a capstone to an extraordinary 2003 as pre-Iraqi War fears and anxiety over deflation quickly gave way to a surprisingly strong 3Q GDP expansion of over 8%. The cumulative effect of the fiscal and monetary stimulus propelled consumer spending and corporate investment. Many of the market trends in place during 2003 continued into the first quarter of 2004: most notably, small capitalization stocks generally outperformed large capitalization stocks, which was in response to better news on the economy and cheaper company valuations. The long awaited US economic recovery is starting to show signs of life as evidenced by improved economic data, corporate profitability and consumer confidence. Worldwide demand picked up with China becoming the second growth engine and Japan awakened from a decade of hibernation. More recently, inflationary expectations have increased due to higher energy, commodity and healthcare prices and the stock market has settled into a trading range reflecting the tug of war between earnings and interest rates and the increased influence of hedge funds. The overlay of Iraq and concerns about terrorism create plenty of uncertainty in this Presidential election year. At the same time, individual stock volatility persists, presenting opportunities for better entry points. The improving economy and corporate decision making involving change and capital deployment have provided fertile ground for our style of value investing.

   THE CRM SMALL CAP VALUE FUND returned 33.55% for the past fiscal year. Our top five contributors to performance during the year were: Terex Corp., SkillSoft, J. Jill Group, Transaction Systems and Insight Enterprises. Terex Corporation continues to be a strong performer as it generates significant improvements in free cash flows from recent acquisitions. This is a company where the strategic change looks to be more significant than originally anticipated. The Company continues to benefit from its successful integration of its recently acquired Genie aerial platforms business. Strong execution on this front is leading to better than expected cash flow generation and market share gains. SkillSoft remains a top contributor as the integration of its SmartForce acquisition continues to exceed expectations. As is often the case with strategic change, the upside to future cash flows appears greater than we first anticipated, leaving ongoing upside potential. J. Jill Group's management team made significant progress during the year in revamping both its merchandise and its retail strategy, which resulted in better-than-expected earnings in the just completed period. Transaction Systems Architects announced significant new customer signings for the company's new product platform, notably with Visa. We believe this relationship could act as a key reference account for other financial institutions searching for transaction processing software. Insight Enterprises achieved multiple merger related milestones, which gave the market more confidence in the earnings power of the post merger franchises. While we have trimmed their position sizes given the appreciation in stock price, we still believe that it is seeing the preliminary signs of improvement and has additional upside potential.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       2

--------------------------------------------------------------------------------

   The largest detractor was Quantum Corporation as its shares declined in reaction to a large convertible bond offering that was dilutive to current earnings. However, the offering provides significant financial flexibility to management and we have added to our existing position. Alliance Gaming was negatively impacted by legislative delays in several states that are planning to expand gaming in their jurisdiction. We view this as a normal bump in the road toward the long-term trend of more expansive gaming opportunities. At Hanger Orthopedics, allegations of improper billing practices overshadowed the United Healthcare contract win. We are looking for further HMO contracts to serve as the catalyst for 2005 earnings. Lightbridge shares fell as Cingular bought AT&T Wireless, one of Lightbridge's larger customers. In addition, the Company invested a significant portion of its cash horde into an internet transaction processing business. While we believe the Company needed to diversify its revenue base, the acquisition has taken away some of our downside protection.

   The combination of a stronger economy and a still attractive financing environment is driving the pace of strategic change at many corporations. Oshkosh Trucks is benefiting from an improved spending environment across all of its business segments (military, commercial, fire and safety). Additionally, the company is poised to see acceleration in growth associated with its proprietary new design for the drums used on cement trucks. Finally, with no debt and significant free cash flow, a disciplined management team should find some strong strategic acquisition opportunities. Tetra Tech, an engineering company focused on infrastructure projects, is also benefiting from an improved spending environment in many of its businesses. Additionally, its unique skill sets will allow the company to benefit from ongoing governmental focus on water management and restoration, as well as homeland security. Finally, we expect InfoUSA's strategic acquisition of Onesource Information Services and synergistic cost savings to drive earnings power higher than the single analyst estimate for this neglected company.

   THE CRM MID CAP VALUE FUND returned 35.58% for the past fiscal year. Our largest contributors to performance were CR Bard, The Stanley Works, Royal Caribbean Cruises, Brascan Corp. and Charter One Financial. Bard continues to benefit from acceleration in revenue growth and an expanding pipeline of new medical devices. Bard's aggressive investment in R&D and sales & marketing continues to yield sales and earnings gains which have been well ahead of forecasts. Genuine Parts experienced better top line results across their four distribution businesses, driving earnings gains due to the inherent operating leverage of the business. Stanley Works rallied on an upside surprise, along with the accretive impact of the divestiture of their residential entry doors business and two acquisitions. Royal Caribbean benefited from strong bookings and pricing, driven by both industry consolidation and improving consumer confidence. The recent strength in metals prices has not only boosted earnings at Brascan, but also enhanced the possibility of asset redeployment, as the Company continues its corporate evolution away from a more passive resource based holding company and into a more active manager of real estate, energy and alternative financial assets. Charter One agreed to be acquired by Royal Bank of Scotland for $44.50/share in cash. We have been investors in Charter One for many years and applaud management for doing a terrific job of building a strong franchise that ultimately attracted suitors.

   The largest detractors during the year included Entercom Communications, Citadel Broadcasting, Tribune and Dollar Tree Stores. The surprisingly weak advertising market was the common theme behind the poor performance of Entercom, Citadel and Tribune. In spite of a strengthening economy, radio advertising revenues have been erratic as advertisers have been more selective and tactical. The stocks have responded negatively to disappointing May and June results and now appear to be oversold. We reduced our radio exposure during the quarter and have recently begun to add to our Entercom position given the more attractive valuation. Tribune is another strong free cash flow business that provided good operating leverage to a recovery in help wanted advertising. Help wanted classified has begun to rebound, only to be offset by weaker retail ad lineage. We added to Tribune post recent industry presentations as it now appears that lowered expectations are more than discounted in the stock price. Low end retail has had a difficult time this year and although they are prudently

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       3

--------------------------------------------------------------------------------

investing in store growth and systems upgrades, Dollar Tree has fallen out of favor with investors. Trading at the low end of its historical valuation, we remain enthusiastic about the appreciation opportunity. In addition IKON Office Solutions also detracted from performance as continued pricing pressure, lease rollovers and end-market weakness led the Company to fall short of our revenue and earnings expectations.

   Our largest new purchases included CVS Corp., Norfolk Southern, CIT Group, International Flavors and Fragrances and Waste Management. We purchased shares of CVS on price weakness following the announcement of their accretive acquisition of Eckerd Drug's southern store base. The purchase accelerates CVS's entry into the South for a reasonable price paid, with a disciplined turn around plan for the stores. Norfolk is well positioned to benefit from a booming transportation environment, strong demand for coal, top tier service levels and attractive fuel hedges. CIT's new management focus on risk mitigation and capital discipline should unlock the tremendous earnings leverage at the company. International Flavors is a classic case of Wall Street neglect with almost no sell side research coverage. New management has largely completed broad based cost restructuring, accelerated new product introductions and is using their free cash flow for dividends and buybacks. Similarly, Waste Management is returning nearly all of their free cash flow to shareholders and finally seems poised to benefit from industry consolidation, price improvement and a stronger economy.

Sincerely,

CRM Funds

      /s/ Ronald H. McGlynn               /s/ Robert J. Christian
      -----------------------------       -----------------------
      Ronald H. McGlynn                   Robert J. Christian
      President and CEO                   President and CFO
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund


During the period certain fees and expenses were waived by the Funds' service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change section of this report.

The views in this report were those of the Funds' managers as of June 30, 2004 and may not reflect the views of the managers on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at
(800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       4

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004

================================================================================
The following information compares the Institutional Shares of the CRM Small
Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on January 27, 1998. The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return for the Fund assumes reinvestment of dividends and distributions. Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities may be less liquid and more volatile than securities of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate.
Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at (800) CRM-2883.

  CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX*

----------------------------------------------------------
                              Average Annual Total Return
                              ----------------------------
                              1 Year    5 Years  Inception
                              ------    -------  ---------
Small Cap Value Fund**        33.55%    15.96%    11.24%
Russell 2000 Index            33.37%     6.63%     6.71%
Russell 2000 Value Index      35.17%    12.82%     9.89%
----------------------------------------------------------



                            [GRAPHIC OMITTED: CHART]


---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       5

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004

================================================================================
The following information compares the Institutional Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on January 6, 1998. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Mid cap companies are more vulnerable than larger companies to adverse business or economic developments. Mid cap securities may be less liquid and more volatile than securities of larger companies. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate.
Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at (800) CRM-2883.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*

----------------------------------------------------------
                              Average Annual Total Return
                              ----------------------------
                              1 Year    5 Years  Inception
                              ------    -------  ---------
Mid Cap Value Fund**          35.58%    19.22%    16.60%
Russell MidCap Index          29.39%     6.51%     8.19%
Russell MidCap Value Index    30.81%     8.62%     8.65%
----------------------------------------------------------

                               [GRAPHIC OMITTED]


---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       6

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004

================================================================================
                                                     SMALL CAP        MID CAP
                                                     VALUE FUND     VALUE FUND
                                                    ------------   ------------
ASSETS
   Investment in Series, at value................   $643,900,614   $479,754,099
   Receivable for Fund shares sold...............     10,713,944      4,943,570
   Receivable for investment in Series withdrawn.        256,312        478,309
   Other assets..................................          9,197            722
                                                    ------------   ------------
Total assets ....................................    654,880,067    485,176,700
                                                    ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed..............        256,312        478,309
   Payable for investment in Series..............     10,713,944      4,943,570
   Accrued expenses..............................        131,231         67,127
                                                    ------------   ------------
Total liabilities ...............................     11,101,487      5,489,006
                                                    ------------   ------------
NET ASSETS ......................................   $643,778,580   $479,687,694
                                                    ============   ============
COMPONENTS OF NET ASSETS
   Paid in Capital...............................   $470,050,822   $393,382,958
   Undistributed net investment income
     (accumulated loss)..........................         (3,028)       251,332
   Accumulated net realized gain (loss) on
     investments.................................     51,172,747     29,591,633
   Net unrealized appreciation on investments....    122,558,039     56,461,771
                                                    ------------   ------------
NET ASSETS ......................................   $643,778,580   $479,687,694
                                                    ============   ============
NET ASSETS BY SHARE CLASS
   Investor Shares...............................   $282,118,887   $136,994,028
   Institutional Shares..........................    361,659,693    337,365,267
   Retail Shares.................................             --      5,328,399
                                                    ------------   ------------
NET ASSETS ......................................   $643,778,580   $479,687,694
                                                    ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
   Investor Shares...............................     10,711,836      5,773,278
   Institutional Shares..........................     13,381,837     14,073,160
   Retail Shares.................................             --        223,936
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
   Investor Shares...............................   $      26.34   $      23.73
   Institutional Shares..........................   $      27.03   $      23.97
   Retail Shares.................................             --   $      23.79


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       7

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

================================================================================
                                                      SMALL CAP       MID CAP
                                                      VALUE FUND     VALUE FUND
                                                     ------------   -----------
NET INVESTMENT INCOME (LOSS) FROM SERIES
   Dividends (net of foreign tax withheld)........   $  3,124,769   $ 3,033,444
   Interest.......................................        154,525       145,775
   Securities lending.............................         69,241        62,517
   Expenses.......................................     (4,549,781)   (2,443,754)
                                                     ------------   -----------
    Net investment income (loss) from Series .....     (1,201,246)      797,982
                                                     ------------   -----------
EXPENSES
   Shareholder services -- Investor Shares........        607,272       175,196
   Shareholder services -- Retail Shares..........             --         6,964
   Administration and accounting fees.............         72,000        90,000
   Transfer agent fees............................        214,325       124,601
   Professional fees..............................         40,885        21,711
   Registration fees..............................         38,947        37,803
   Trustee fees and expenses......................         11,710        11,710
   Distribution fees -- Retail Shares.............             --         4,179
   Shareholder reports............................         54,455        69,628
   Miscellaneous..................................         53,163        25,560
                                                     ------------   -----------
Total expenses ...................................      1,092,757       567,352
   Expenses reimbursed............................             --            --
   Administration and accounting fees waived......             --       (21,828)
                                                     ------------   -----------
    Net expenses .................................      1,092,757       545,524
                                                     ------------   -----------
NET INVESTMENT INCOME (LOSS) .....................     (2,294,003)      252,458
                                                     ------------   -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS FROM SERIES
   Net realized gain from investments.............     75,953,310    44,458,501
   Net change in unrealized appreciation
    (depreciation) of investments ................     60,856,357    33,851,877
                                                     ------------   -----------
Net realized and unrealized gain on investments
  from Series.....................................    136,809,667    78,310,378
                                                     ------------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................   $134,515,664   $78,562,836
                                                     ============   ===========

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       8

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================
                                                      SMALL CAP VALUE FUND
                                                  -----------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                      2004             2003
                                                  -------------   -------------
NET ASSETS  --  BEGINNING OF YEAR .............   $ 379,250,902   $ 413,950,963
                                                  -------------   -------------
OPERATIONS
 Net investment loss ..........................      (2,294,003)       (880,889)
 Net realized gain (loss) from investments ....      75,953,310     (20,789,307)
 Net change in unrealized appreciation
  (depreciation) of investments................      60,856,357       6,814,138
                                                  -------------   -------------
   Net increase (decrease) in net assets
     resulting from operations.................     134,515,664     (14,856,058)
                                                  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .....              --        (147,151)
 Net investment income -- Institutional Shares               --        (144,231)
 Net realized gain on investments -- Investor
  Shares.......................................              --      (5,720,482)
 Net realized gain on investments --
  Institutional Shares.........................              --      (5,606,975)
                                                  -------------   -------------
   Total distributions to shareholders.........              --     (11,618,839)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............     158,626,199      85,101,548
 Sale of shares -- Institutional Shares .......     143,309,775      57,600,496
 Reinvestment of distributions -- Investor
  Shares.......................................              --       5,662,550
 Reinvestment of distributions --
  Institutional Shares.........................              --       5,732,136
 Redemptions of shares -- Investor Shares .....    (120,961,737)   (108,735,550)
 Redemptions of shares -- Institutional Shares      (50,962,223)    (53,586,344)
                                                  -------------   -------------
   Net increase (decrease) from capital share
    transactions...............................     130,012,014      (8,225,164)
                                                  -------------   -------------
   Total increase (decrease) in net assets.....     264,527,678     (34,700,061)
                                                  -------------   -------------
NET ASSETS -- END OF YEAR .....................   $ 643,778,580   $ 379,250,902
                                                  =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED LOSS)...........................   $      (3,028)             --
                                                  =============   =============
CAPITAL SHARE TRANSACTIONS                           SHARES           SHARES
                                                  -------------   -------------
 Sale of shares -- Investor Shares ............       6,616,151       4,798,179
 Sale of shares -- Institutional Shares .......       5,667,567       3,250,029
 Reinvestment of distributions -- Investor
  Shares.......................................              --         339,278
 Reinvestment of distributions --
  Institutional Shares.........................              --         335,999
 Redemptions of shares -- Investor Shares .....      (5,076,318)     (6,241,983)
 Redemptions of shares -- Institutional Shares       (2,067,724)     (3,052,972)
                                                  -------------   -------------
   Net increase (decrease) in shares...........       5,139,676        (571,470)
                                                  =============   =============

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       9

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================
                                                        MID CAP VALUE FUND
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        2004           2003
                                                    ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................   $169,221,991   $142,477,212
                                                    ------------   ------------
OPERATIONS
 Net investment income ..........................        252,458        288,326
 Net realized gain (loss) from investments ......     44,458,501    (14,510,349)
 Net change in unrealized appreciation
  (depreciation) of investments..................     33,851,877     16,409,546
                                                    ------------   ------------
   Net increase in net assets resulting from
    operations...................................     78,562,836      2,187,523
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .......        (71,306)            --
 Net investment income -- Institutional Shares ..       (214,919)            --
 Net investment income -- Retail Shares .........         (3,117)            --
 Net realized gain on investments -- Investor
  Shares.........................................             --       (197,710)
 Net realized gain on investments --
  Institutional Shares...........................             --       (482,399)
 Net realized gain on investments -- Retail
  Shares.........................................             --           (979)
                                                    ------------   ------------
   Total distributions to shareholders...........       (289,342)      (681,088)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ..............     83,504,881     20,233,188
 Sale of shares -- Institutional Shares .........    182,725,983     62,944,796
 Sale of shares -- Retail Shares ................      4,368,932        823,299
 Reinvestment of distributions -- Investor
  Shares.........................................         34,679        155,453
 Reinvestment of distributions -- Institutional
  Shares.........................................        187,947        460,997
 Reinvestment of distributions -- Retail Shares .          3,117            979
 Redemptions of shares -- Investor Shares .......     (8,814,459)   (25,027,133)
 Redemptions of shares -- Institutional Shares ..    (29,277,156)   (34,235,853)
 Redemptions of shares -- Retail Shares .........       (541,715)      (117,382)
                                                    ------------   ------------
   Net increase from capital share transactions..    232,192,209     25,238,344
                                                    ------------   ------------
   Total increase in net assets..................    310,465,703     26,744,779
                                                    ------------   ------------
NET ASSETS -- END OF YEAR .......................   $479,687,694   $169,221,991
                                                    ============   ============
Undistributed net investment income .............   $    251,332   $    288,217
                                                    ============   ============
CAPITAL SHARE TRANSACTIONS                             SHARES         SHARES
                                                    ------------   ------------
 Sale of shares -- Investor Shares ..............      3,768,236      1,275,318
 Sale of shares -- Institutional Shares .........      8,314,955      3,977,495
 Sale of shares -- Retail Shares ................        204,776         50,769
 Reinvestment of distributions -- Investor
  Shares.........................................          1,670         10,160
 Reinvestment of distributions -- Institutional
  Shares.........................................          8,993         29,954
 Reinvestment of distributions -- Retail Shares .            150             64
 Redemptions of shares -- Investor Shares .......       (418,995)    (1,557,654)
 Redemptions of shares -- Institutional Shares ..     (1,363,056)    (2,159,361)
 Redemptions of shares -- Retail Shares .........        (25,024)        (6,799)
                                                    ------------   ------------
   Net increase in shares........................     10,491,705      1,619,946
                                                    ============   ============

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       10

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================
THE FOLLOWING TABLES INCLUDE SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN
INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUNDS (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.


                                                                                  SMALL CAP VALUE FUND -- INSTITUTIONAL SHARES
                                                                             ------------------------------------------------------
                                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                                               2004       2003        2002        2001       2000+
                                                                             --------   --------    --------    --------   --------
Net asset value -- Beginning of Year.....................................    $  20.24   $  21.42    $  22.29    $  16.49   $  15.11
                                                                             --------   --------    --------    --------   --------
Investment operations:
 Net investment income (loss)............................................       (0.08)(a)  (0.03)(a)    0.04        0.16      (0.09)
 Net realized and unrealized gain (loss) on investments..................        6.87      (0.51)       0.67        6.47       1.47
                                                                             --------   --------    --------    --------   --------
   Total from investment operations......................................        6.79      (0.54)       0.71        6.63       1.38
                                                                             --------   --------    --------    --------   --------
Distributions to shareholders:
 From net investment income..............................................          --      (0.02)      (0.10)      (0.02)        --
 From net realized gain on investments...................................          --      (0.62)      (1.48)      (0.81)        --
                                                                             --------   --------    --------    --------   --------
Total distributions to shareholders......................................          --      (0.64)      (1.58)      (0.83)        --
                                                                             --------   --------    --------    --------   --------
Net asset value -- End of Year...........................................    $  27.03   $  20.24    $  21.42    $  22.29   $  16.49
                                                                             ========   ========    ========    ========   ========
Total Return.............................................................      33.55%    (1.98)%       3.43%      41.88%      9.13%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses................................................................       0.97%      1.02%       1.00%       1.02%      1.09%
 Net investment income (loss), including
   reimbursement/waiver..................................................     (0.32)%    (0.15)%       0.22%       0.92%    (0.56)%
Portfolio turnover rate..................................................         77%        74%         61%         90%        96%
Net assets at end of year (000's omitted)................................    $361,660   $197,955    $198,131    $163,285   $104,562

---------------
+ Effective November 1, 1999, The CRM Funds -- Small Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund -- CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) The net investment loss per share was calculated using average shares outstanding method.
(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I -- Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       11

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================

                                                                                     MID CAP VALUE FUND -- INSTITUTIONAL SHARES
                                                                                ---------------------------------------------------
                                                                                        FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                ---------------------------------------------------
                                                                                  2004       2003        2002      2001      2000+
                                                                                --------   --------    -------    -------   -------
Net asset value -- Beginning of Year........................................    $  17.70   $  17.93    $ 18.19    $ 13.25   $ 11.13
                                                                                --------   --------    -------    -------   -------
Investment operations:
 Net investment income......................................................        0.03(a)    0.04(a)      --(a)    0.09      0.05
 Net realized and unrealized gain (loss) on investments.....................        6.26      (0.19)      0.92       5.48      2.09
                                                                                --------   --------    -------    -------   -------
   Total from investment operations.........................................        6.29      (0.15)      0.92       5.57      2.14
                                                                                --------   --------    -------    -------   -------
Distributions to shareholders:
 From net investment income.................................................       (0.02)        --      (0.03)    (0.06)     (0.02)
 From net realized gain on investments......................................          --      (0.08)     (1.15)     (0.57)       --
                                                                                --------   --------    -------    -------   -------
   Total distributions to shareholders......................................       (0.02)     (0.08)     (1.18)     (0.63)    (0.02)
                                                                                --------   --------    -------    -------   -------
Net asset value -- End of Year..............................................    $  23.97   $  17.70    $ 17.93    $ 18.19   $ 13.25
                                                                                ========   ========    =======    =======   =======
Total Return................................................................      35.58%    (0.78)%      5.04%     42.88%    19.30%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses, including reimbursement/waiver...................................       1.01%      1.12%      1.14%      1.15%     1.15%
 Expenses, excluding reimbursement/waiver...................................       1.01%      1.12%      1.16%      1.53%     2.20%
 Net investment income, including reimbursement/waiver......................       0.16%      0.29%      0.03%      0.66%     0.44%
Portfolio turnover rate.....................................................        152%       142%       143%       163%      274%
Net assets at end of year (000's omitted)...................................    $337,365   $125,891    $94,391    $38,823   $18,573

---------------
+ Effective November 1, 1999, The CRM Funds -- Mid Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund -- CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) The net investment income per share was calculated using average shares outstanding method.
(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I -- Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       12

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Funds offer three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a l2b-1 distribution fee. Information regarding the Investor and Retail Shares are included in separate shareholder reports.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. As of June 30, 2004, Small Cap Value Fund owned approximately 94% of its respective Series and Mid Cap Value Fund owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of its respective Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income (loss), expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions to shareholders of the Portfolios are declared and paid to shareholders annually.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       13

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Funds. For its services, RSMC is paid a monthly fee of $3,000 for each Fund and $1,500 for each class of the Fund. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Funds. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments:
   100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% of each Fund's Institutional Shares average daily net assets. This undertaking will remain in place until November 1, 2010.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:

                                                                     SMALL CAP
                                                                       VALUE
                                                                        FUND
                                                                     ----------
  Undistributed net investment income (accumulated loss)..........    2,290,975
  Accumulated net realized gain on investments....................   (2,290,975)



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       14

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
   The tax character of distributions paid was as follows:

                                                         SMALL CAP     MID CAP
                                                           VALUE        VALUE
                                                            FUND         FUND
                                                        -----------    --------
  Year ended June 30, 2004
  Ordinary income ...................................   $        --    $289,342
                                                        -----------    --------
   Total distributions ..............................   $        --    $289,342
                                                        ===========    ========
  Year ended June 30, 2003
  Ordinary income ...................................   $ 2,341,980    $    109
  Long-term capital gains ...........................     9,276,859     680,979
                                                        -----------    --------
   Total distributions ..............................   $11,618,839    $681,088
                                                        ===========    ========


   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                      SMALL CAP       MID CAP
                                                        VALUE          VALUE
                                                        FUND           FUND
                                                    ------------    -----------
  Undistributed ordinary income .................   $ 25,325,965    $20,114,191
  Undistributed long-term gains .................     29,626,915     10,727,464
  Other temporary differences ...................         (3,028)        (3,137)
  Net unrealized appreciation of investments ....    118,777,906     55,466,218
                                                    ------------    -----------
   Total accumulated earnings ...................   $173,727,758    $86,304,736
                                                    ============    ===========


   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       15

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


TO THE SHAREHOLDERS AND TRUSTEES OF WT MUTUAL FUND:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund and CRM Mid Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Institutional Shares) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Institutional Shares) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                             /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       16

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================


For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Mid Cap Value Fund intends to designate up to a maximum amount of $289,342 as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Fund.

For corporate shareholders, 99.7% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Mid Cap Value Fund qualifies for the dividend received deduction.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       17

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2004

================================================================================
             (The following should be read in conjunction with the
                         Funds' Financial Statements.)














--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
COMMON STOCK (96.3%)
AEROSPACE (2.0%)
  430,400    DRS Technologies, Inc.* ...........   $ 13,729,760
                                                   ------------
COMMUNICATION & BROADCASTING (3.3%)
Telecommunications (3.3%)
  416,200    Emmis Communications Corp. --
              Class A* .........................      8,731,876
  711,000    Journal Communications, Inc. --
              Class A ..........................     13,388,130
                                                   ------------
                                                     22,120,006
                                                   ------------
COMPUTER SERVICES (5.3%)
  863,400    Insight Enterprises, Inc.* ........     15,333,984
  506,900    Macromedia, Inc.* .................     12,444,395
  390,100    Transaction Systems Architects,
             Inc.* .............................      8,398,853
                                                   ------------
                                                     36,177,232
                                                   ------------
CONSUMER DISCRETIONARY (2.4%)
Consumer Electronics (2.4%)
  535,000    Take-Two Interactive Software,
              Inc.*(a) .........................     16,392,400
                                                   ------------
ENTERTAINMENT & LEISURE (4.2%)
  645,900    Alliance Gaming Corp.*(a) .........     11,083,644
  488,700    AMC Entertainment, Inc.* ..........      7,511,319
  610,900    Intrawest Corp(a) .................      9,743,855
                                                   ------------
                                                     28,338,818
                                                   ------------
FINANCE & INSURANCE (10.4%)
Insurance Carriers (4.1%)
  253,100    AmerUs Group Co.(a) ...............     10,478,340
   93,000    Everest Re Group, Ltd. ............      7,473,480
  380,000    First American Corp. ..............      9,838,200
                                                   ------------
                                                     27,790,020
                                                   ------------
Savings, Credit, & Other Financial Institutions (6.1%)
  392,800    BankUnited Financial Corp.*(a) ....     10,134,240
  512,700    Cardinal Financial Corp.* .........      4,639,935
  262,200    First Midwest Bancorp, Inc. .......      9,232,062
  156,525    Glacier Bancorp, Inc. .............      4,409,309
  432,300    KNBT Bancorp, Inc. ................      7,219,410
  338,200    The Bancorp Bank* .................      5,989,522
                                                   ------------
                                                     41,624,478
                                                   ------------
State & National Banks (0.2%)
  132,900    Pacific Mercantile Bancorp* .......      1,447,015
                                                   ------------
                                                     70,861,513
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
HEALTHCARE (6.7%)
  710,300    Apria Healthcare Group, Inc.*(a) ..   $ 20,385,610
  345,400    Haemonetics Corp.* ................     10,241,110
  462,300    Hanger Orthopedic Group, Inc.* ....      5,418,156
  430,700    Viasys Healthcare, Inc.* ..........      9,005,937
   24,650    Wellcare Group, Inc.* .............        419,050
                                                   ------------
                                                     45,469,863
                                                   ------------
MANUFACTURING (20.4%)
Auto Parts & Equipment (0.4%)
  152,700    Sauer-Danfoss, Inc. ...............      2,606,589
                                                   ------------
Automobile Manufacturers (1.1%)
  128,200    Oshkosh Truck Corp. ...............      7,347,142
                                                   ------------
Chemical & Allied Products (4.0%)
  647,850    Airgas, Inc. ......................     15,490,094
  640,800    Compass Minerals International,
             Inc. ..............................     12,418,704
                                                   ------------
                                                     27,908,798
                                                   ------------
Diversified Manufacturing Industries (2.7%)
  254,900    A. O. Smith Corp. .................      8,103,271
  466,800    Griffon Corp.* ....................     10,400,304
   49,600    Mascotech, Inc. Escrow* ...........             --
                                                   ------------
                                                     18,503,575
                                                   ------------
Electrical Equipment (1.8%)
  278,700    EMCOR Group, Inc.* ................     12,257,226
                                                   ------------
Machine Tools (2.6%)
  517,100    Snap-On, Inc. .....................     17,348,704
                                                   ------------
Machinery & Heavy Equipment (2.5%)
  496,100    Terex Corp.*(a) ...................     16,931,893
                                                   ------------
Metal Products (1.1%)
  146,700    Quanex Corp.(a) ...................      7,144,290
                                                   ------------
Misc. Industrial Machinery & Equipment (2.8%)
  214,250    IDEX Corp. ........................      7,359,488
  374,900    Kaydon Corp. ......................     11,595,657
                                                   ------------
                                                     18,955,145
                                                   ------------
Precision Instruments & Medical Supplies (1.4%)
  355,000    Conmed Corp.* .....................      9,727,000
                                                   ------------
                                                    138,730,362
                                                   ------------
OIL & GAS (2.7%)
  513,300    Brigham Exploration Co.* ..........      4,712,094
  811,100    Pride International, Inc.*(a) .....     13,877,921
                                                   ------------
                                                     18,590,015
                                                   ------------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       19

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================
                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
REAL ESTATE INVESTMENT TRUSTS (3.6%)
  719,900    Government Properties Trust, Inc. .   $  7,522,955
  491,000    Highland Hospitality Corp.* .......      4,934,550
  506,300    Ventas, Inc. ......................     11,822,105
                                                   ------------
                                                     24,279,610
                                                   ------------
SERVICES (14.3%)
Business Services (8.1%)
1,020,200    BISYS Group, Inc.* ................     14,344,012
  522,900    Forrester Research, Inc.* .........      9,752,085
  249,300    G & K Services, Inc. ..............     10,019,367
  247,200    Infousa Inc.* .....................      2,506,608
  497,000    Tetra Tech, Inc.*(a) ..............      8,111,040
  380,700    Watson Wyatt & Company Holdings ...     10,145,655
                                                   ------------
                                                     54,878,767
                                                   ------------
Commercial Services (4.4%)
  553,500    Interactive Data Corp.* ...........      9,641,970
  607,700    NDCHealth Corp(a) .................     14,098,640
  716,100    Teletech Holdings, Inc.*(a) .......      6,280,197
                                                   ------------
                                                     30,020,807
                                                   ------------
Sanitary Services (1.8%)
  910,293    Casella Waste Systems, Inc.* ......     11,970,353
                                                   ------------
                                                     96,869,927
                                                   ------------
TECHNOLOGY (3.7%)
  230,200    Electro Scientific Industries,
             Inc.* .............................      6,516,962
2,430,700    SkillSoft PLC -- Sponsored ADR* ...     18,473,320
                                                   ------------
                                                     24,990,282
                                                   ------------
TRANSPORTATION (4.3%)
Airlines (2.0%)
  899,700    Frontier Airlines, Inc.* ..........      9,788,736
  204,300    Skywest, Inc. .....................      3,556,863
                                                   ------------
                                                     13,345,599
                                                   ------------
Railroads (2.3%)
1,097,400    RailAmerica, Inc.* ................     16,022,040
                                                   ------------
                                                     29,367,639
                                                   ------------
WHOLESALE & RETAIL TRADE (13.0%)
Business Equipment & Services (1.5%)
  255,100    United Stationers, Inc.* ..........     10,132,572
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
WHOLESALE & RETAIL TRADE (CONTINUED)
Retail Apparel & Accessory Stores (4.2%)
  501,200    J. Jill Group, Inc.* ..............   $ 11,823,308
1,013,200    Too, Inc.* ........................     16,920,440
                                                   ------------
                                                     28,743,748
                                                   ------------
Retail Eating & Drinking Places (2.5%)
  382,600    Dave & Buster's, Inc.* ............      7,189,054
  326,500    Landry's Restaurants, Inc. ........      9,759,085
                                                   ------------
                                                     16,948,139
                                                   ------------
Specialty Retail Stores (3.4%)
  354,500    Central Garden & Pet Co.* .........     12,680,465
  281,200    School Specialty, Inc.*(a) ........     10,210,372
                                                   ------------
                                                     22,890,837
                                                   ------------
Wholesale-Industrial Supplies (1.4%)
  162,600    Hughes Supply, Inc. ...............      9,582,018
                                                   ------------
                                                     88,297,314
                                                   ------------
TOTAL COMMON STOCK
 (COST $528,407,034) ...........................    654,214,741
                                                   ------------

   PAR/
  SHARES
---------
SHORT-TERM INVESTMENTS (3.3%)
11,358,154   BlackRock Liquidity Funds
              TempCash Portfolio --
              Institutional Series .............     11,358,154
11,358,154   BlackRock Liquidity Funds
              TempFund Portfolio --
              Institutional Series .............     11,358,154
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $22,716,308) ............................     22,716,308
                                                   ------------
U.S. TREASURY OBLIGATIONS (0.4%)
$2,500,000   U.S. Treasury Bills, 0.94%, 07/ 01/04
 (COST $2,500,000) .............................   $  2,500,000
                                                   ------------
TOTAL INVESTMENTS (100.0%)
 (COST $553,623,342)+(1) .......................   $679,431,049
                                                   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       20

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================
   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                          ------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
2,860,292    Fortis Bank, 2.06%, 06/08/05 ......   $  2,860,292
5,892,473    Svenska Handelsbanken AB, 1.39%,
              10/27/04 .........................      5,892,473

                                                   ------------
                                                      8,752,765
                                                   ------------
FLOATING RATE NOTES
5,248,606    Bank of America Corp.,
              1.05%, 07/01/04 ..................      5,248,606
4,789,881    ForeningsSparbanken AB,
              1.20%, 07/15/04 ..................      4,789,881
1,699,710    Morgan Stanley, 1.23%, 07/01/04 ...      1,699,710
1,093,728    Morgan Stanley, 1.58%, 07/01/04 ...      1,093,728
2,381,768    Natexis Banques Populaires,
              1.55%, 07/01/04 ..................      2,381,768
1,594,617    Westdeutsche Landesbank,
              1.13%, 07/09/04 ..................      1,594,617
                                                   ------------
                                                     16,808,310
                                                   ------------


   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                          ------------
INSTITUTIONAL MONEY MARKET TRUST
70,298,244   BlackRock Institutional Money
              Market Trust .....................   $ 70,298,244
                                                   ------------
MASTER NOTES
   12,133    Merrill Lynch & Co., Inc.,
              1.63%, 07/01/04 ..................         12,133
  884,081    Merrill Lynch & Co., Inc.,
              1.63%, 07/01/04 ..................        884,081
2,232,230    Merrill Lynch & Co., Inc.,
              1.63%, 07/01/04 ..................      2,232,230
                                                   ------------
                                                      3,128,444
                                                   ------------
TIME DEPOSIT
1,279,092    Chase Manhattan Bank USA,
              1.25%, 07/01/04 ..................      1,279,092
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
 (COST $100,266,855)(2) ........................   $100,266,855
                                                   ============








---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $557,482,682. At June 30, 2004 net unrealized appreciation was $121,948,367. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $128,912,679, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,964,312.
(1) At June 30, 2004, the market value of securities on loan for the Small Cap Value Series was $96,240,149.
(2) The investments held as collateral on loaned securities represented 14.7% of the net assets of the Small Cap Value Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       21

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
COMMON STOCK (90.2%)
AEROSPACE & DEFENSE (4.4%)
  345,000    Goodrich Corp. ....................   $ 11,153,850
  314,700    United Defense Industries, Inc.* ..     11,014,500
                                                   ------------
                                                     22,168,350
                                                   ------------
AGRICULTURE (1.3%)
  168,700    Bunge, Ltd. (a) ...................      6,569,178
                                                   ------------
COMMUNICATION & BROADCASTING (1.9%)
  245,839    Cablevision Systems New York
              Group - Class A* (a) .............      4,830,736
  130,700    Entercom Communications Corp.* ....      4,875,110
                                                   ------------
                                                      9,705,846
                                                   ------------
CONSUMER PRODUCTS (2.9%)
   63,700    Fortune Brands, Inc. ..............      4,804,891
  255,900    International Flavors &
              Fragrances, Inc. .................      9,570,660
                                                   ------------
                                                     14,375,551
                                                   ------------
ELECTRIC, GAS, WATER, & UTILITIES (4.9%)
  123,300    Entergy Corp. .....................      6,906,033
  309,700    PG&E Corp.* (a) ...................      8,653,018
  223,150    TXU Corp. .........................      9,039,807
                                                   ------------
                                                     24,598,858
                                                   ------------
ENTERTAINMENT & LEISURE (3.5%)
  645,800    Caesars Entertainment, Inc.* (a) ..      9,687,000
  184,500    Royal Caribbean Cruises, Ltd. .....      8,009,145
                                                   ------------
                                                     17,696,145
                                                   ------------
FINANCE & INSURANCE (14.7%)
Diversified Reits (1.7%)
  309,350    Brascan Corp. -- Class A ..........      8,736,044
                                                   ------------
Financial Services (2.0%)
  266,800    CIT Group Inc. ....................     10,215,772
                                                   ------------
Insurance Agents, Brokers, & Services (3.2%)
  164,000    MBIA, Inc. (a) ....................      9,367,680
  180,000    Willis Group Holdings, Ltd. .......      6,741,000
                                                   ------------
                                                     16,108,680
                                                   ------------
Insurance Carriers (3.8%)
  243,700    Assurant, Inc. ....................      6,428,806
  156,400    Everest Re Group, Ltd. ............     12,568,304
                                                   ------------
                                                     18,997,110
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
FINANCE & INSURANCE (CONTINUED)
State & National Banks (4.0%)
  104,300    M&T Bank Corp. ....................   $  9,105,390
  284,800    North Fork Bancorp., Inc. (a) .....     10,836,640
                                                   ------------
                                                     19,942,030
                                                   ------------
                                                     73,999,636
                                                   ------------
HEALTHCARE (5.7%)
   73,700    Anthem, Inc.* (a) .................      6,600,572
  163,000    C.R. Bard, Inc. ...................      9,233,950
  172,800    Omnicare, Inc. ....................      7,397,568
   48,600    Wellpoint Health Networks, Inc.* ..      5,443,686
                                                   ------------
                                                     28,675,776
                                                   ------------
MANUFACTURING (19.3%)
Building Materials & Components (4.6%)
  186,500    American Standard Cos., Inc.* .....      7,517,815
  126,800    Lafarge North America, Inc. .......      5,490,440
  244,700    Sherwin-Williams Co. ..............     10,167,285
                                                   ------------
                                                     23,175,540
                                                   ------------
Chemical and Allied Products (1.6%)
  198,100    Praxair, Inc. .....................      7,906,171
                                                   ------------
Containers & Packaging (1.3%)
  125,400    Sealed Air Corp.* .................      6,680,058
                                                   ------------
Diversified -- Industrial Products (2.1%)
  250,700    York International Corp. (a) ......     10,296,249
                                                   ------------
Electronic Components & Equipment (1.5%)
  140,900    Diebold, Inc. .....................      7,449,383
                                                   ------------
Games & Toys (1.2%)
  316,500    Mattel, Inc. (a) ..................      5,776,125
                                                   ------------
Glass & Plastic Packaging Products (2.1%)
  428,200    Pactiv Corp.* .....................     10,679,309
                                                   ------------
Hand Held Tools (1.5%)
  163,000    The Stanley Works (a) .............      7,429,540
                                                   ------------
Paper Products (1.0%)
  138,100    Boise Cascade Corp. ...............      5,198,084
                                                   ------------
Pharmaceutical Preparations (1.1%)
   95,300    Schering AG -- ADR ................      5,642,713
                                                   ------------
Precision Instruments & Medical Supplies (1.3%)
  110,400    Fisher Scientific International
              Inc.* (a) ........................      6,375,600
                                                   ------------
                                                     96,608,772
                                                   ------------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       22

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================
                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
OIL & GAS (2.5%)
  168,500    EnCana Corp. ......................   $  7,272,460
  113,800    Weatherford International, Inc.* ..      5,118,724
                                                   ------------
                                                     12,391,184
                                                   ------------
SERVICES (9.4%)
Business Services (2.1%)
  203,600    Manpower, Inc. ....................     10,336,772
                                                   ------------
Commercial Services (2.0%)
  345,100    ARAMARK Corp. -- Class B ..........      9,925,076
                                                   ------------
Sanitary Services (1.7%)
  277,000    Waste Management, Inc. ............      8,490,050
                                                   ------------
Printing & Publishing (3.6%)
  274,715    R.R. Donnelley & Sons Co. .........      9,071,089
  206,600    Tribune Co. .......................      9,408,564
                                                   ------------
                                                     18,479,653
                                                   ------------
                                                     47,231,551
                                                   ------------
TECHNOLOGY (5.6%)
  135,300    CACI International, Inc.* .........      5,471,532
   81,700    Cognos, Inc.* .....................      2,954,272
   63,200    Hyperion Solutions Corp.* .........      2,763,104
  272,200    Network Associates, Inc.* (a) .....      4,934,986
  503,100    SkillSoft PLC -- ADR* .............      3,823,560
  404,100    Unova, Inc.* ......................      8,183,025
                                                   ------------
                                                     28,130,479
                                                   ------------
TRANSPORTATION (5.9%)
Railroads (5.9%)
  304,400    CSX Corp. .........................      9,975,188
  231,200    Florida East Coast Industries,
              Inc. -- Class B ..................      8,935,880
  405,800    Norfolk Southern Corp. ............     10,761,816
                                                   ------------
                                                     29,672,884
                                                   ------------
WHOLESALE & RETAIL TRADE (8.2%)
Retail Eating & Drinking Places (1.2%)
  162,500    Yum! Brands, Inc.* (a) ............      6,048,250
                                                   ------------
Specialty Retail Stores (7.0%)
  116,800    Advance Auto Parts, Inc.* (a) .....      5,160,224
  418,700    CSK Auto Corp.* (a) ...............      7,176,518
  221,100    CVS Corp. (a) .....................      9,290,622
  330,900    Dollar Tree Stores, Inc.* (a) .....      9,076,587
  115,800    Genuine Parts Co. .................      4,594,944
                                                   ------------
                                                     35,298,895
                                                   ------------
                                                     41,347,145
                                                   ------------
TOTAL COMMON STOCK
 (COST $396,709,072) ...........................    453,171,355
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                          ------------
SHORT-TERM INVESTMENTS (7.7%)
19,214,939   BlackRock Liquidity Funds
              TempCash Portfolio --
              Institutional Series .............   $ 19,214,939
19,214,938   BlackRock Liquidity Funds
              TempFund Portfolio --
              Institutional Series .............     19,214,938
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $38,429,877)+ ...........................     38,429,877
                                                   ------------


   PAR/
  SHARES
---------
U.S. TREASURY OBLIGATIONS (2.1%)
$2,000,000   U. S. Treasury Bills, 0.90%,
              07/ 01/04 ........................      2,000,000
 3,000,000   U. S. Treasury Bills,
              0.97%, 07/01/04 ..................      3,000,000
 3,000,000   U. S. Treasury Bills,
              1.00%, 07/08/04 ..................      2,999,416
 2,500,000   U. S. Treasury Bills,
              1.07%, 07/15/04 (a) ..............      2,498,960
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $10,498,376) ............................     10,498,376
                                                   ------------
TOTAL INVESTMENTS (100.0%)
 (COST $445,637,325)+(1) .......................   $502,099,608
                                                   ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
ASSET-BACKED COMMERCIAL PAPER
1,927,593    Concord Minutemen Capital Co.,
              LLC, 1.23%, 07/12/04 .............   $  1,927,593
  234,815    Fairway Finance, 1.22%, 07/16/04 ..        234,815
2,496,511    Grampian Funding LLC,
              1.20%, 07/13/04 ..................      2,496,511
                                                   ------------
                                                      4,658,919
                                                   ------------
CERTIFICATES OF DEPOSIT
  419,383    BNP Paribas, 1.08%, 07/12/04 ......        419,383
  121,744    Banco Santander PR,
              1.13%, 07/01/04 ..................        121,744
  664,438    Svenska Handelsbanken AB,
              1.39%, 10/27/04 ..................        664,438
                                                   ------------
                                                      1,205,565
                                                   ------------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       23

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================
   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                          ------------
FLOATING RATE NOTES
 2,208,109   ForeningsSparbanken AB,
              1.20%, 07/15/04 ..................   $  2,208,109
   151,151   Morgan Stanley, 1.58%, 07/01/04 ...        151,151
 3,059,211   Natexis Banques Populaires,
              1.60%, 07/01/04 ..................      3,059,211
   883,454   Societe Generale, 1.58%, 07/01/04 .        883,454
    47,471   Westdeutsche Landesbank,
              1.25%, 07/23/04 ..................         47,471
 1,046,643   Westdeutsche Landesbank,
              1.30%, 07/29/04 ..................      1,046,643
 1,112,606   Westdeutsche Landesbank,
              1.13%, 07/09/04 ..................      1,112,606
                                                   ------------
                                                      8,508,645
                                                   ------------
INSTITUTIONAL MONEY MARKET TRUST
18,689,375   BlackRock Institutional Money
              Market Trust .....................     18,689,375
                                                   ------------


   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                          ------------
MASTER NOTES
    49,061   Merrill Lynch & Co., Inc.,
              1.63%, 07/01/04 ..................   $     49,061
10,471,918   Merrill Lynch & Co., Inc., 1.63%,
              07/01/04 .........................     10,471,918
 2,431,230   Merrill Lynch & Co., Inc.,
              1.63%, 07/01/04 ..................      2,431,230
                                                   ------------
                                                     12,952,209
                                                   ------------
TIME DEPOSIT
1,077,449    Chase Manhattan Bank USA,
              1.25%, 07/01/04 ..................      1,077,449
                                                   ------------
YANKEE CERTIFICATE OF DEPOSIT
5,914,687    Westdeutsche Landesbank,
              1.50%, 01/10/05 ..................      5,914,687
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $53,006,849)(2) .........................   $ 53,006,849
                                                   ============


---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $446,632,876. At June 30, 2004 net unrealized appreciation was $55,466,732. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $57,683,924, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,217,192.
(1) At June 30, 2004, the market value of securities on loan for the Mid Cap Value Series was $51,746,953.
(2) The investments held as collateral on loaned securities represented 11% of the net assets of the Mid Cap Value Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       24

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004

================================================================================
                                                     SMALL CAP        MID CAP
                                                    VALUE SERIES   VALUE SERIES
                                                    ------------   ------------
ASSETS
 Investments
   Investments, at cost.........................    $553,623,342   $445,637,325
   Net unrealized appreciation..................     125,807,707     56,462,283
                                                    ------------   ------------
 Total investments, at value ...................     679,431,049    502,099,608
 Securities lending collateral .................     100,266,855     53,006,849
 Receivable for securities sold ................       1,550,210      9,260,704
 Receivable for Contributions ..................      10,774,301      4,943,570
 Interest and dividends receivable .............         400,397        316,446
                                                    ------------   ------------
Total assets ...................................     792,422,812    569,627,177
                                                    ------------   ------------
LIABILITIES
 Obligation to return securities lending
  collateral....................................     100,266,855     53,006,849
 Payable for securities purchased ..............       9,494,396     36,073,338
 Payable for Withdrawals .......................         263,302        478,309
 Accrued management fee ........................         402,615        263,860
 Other accrued expenses ........................          72,652         47,913
                                                    ------------   ------------
Total liabilities ..............................     110,499,820     89,870,269
                                                    ------------   ------------
NET ASSETS .....................................    $681,922,992   $479,756,908
                                                    ============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       25

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

================================================================================
                                                     SMALL CAP        MID CAP
                                                    VALUE SERIES   VALUE SERIES
                                                    ------------   ------------
INVESTMENT INCOME
 Dividends .....................................    $  3,264,537    $ 3,068,525
 Interest ......................................         160,682        145,776
 Securities lending ............................          72,328         62,517
 Foreign tax withheld ..........................          (9,456)       (35,054)
                                                    ------------    -----------
Total investment income ........................       3,488,091      3,241,764
                                                    ------------    -----------
EXPENSES
 Investment advisory fees ......................       4,040,536      2,065,606
 Administration and accounting fees ............         505,067        258,201
 Professional fees .............................          69,275         42,446
 Custody fees ..................................         104,819         63,440
 Trustee fees and expenses .....................           3,945          3,914
 Miscellaneous .................................          11,780         10,169
                                                    ------------    -----------
Total expenses .................................       4,735,422      2,443,776
                                                    ------------    -----------
NET INVESTMENT INCOME (LOSS) ...................      (1,247,331)       797,988
                                                    ------------    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from investments ............      76,623,539     44,459,007
 Net change in unrealized appreciation
  (depreciation) of investments.................      64,105,737     33,852,104
                                                    ------------    -----------
Net realized and unrealized gain
 on investments.................................     140,729,276     78,311,111
                                                    ------------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................    $139,481,945    $79,109,099
                                                    ============    ===========


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       26

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================
                                                     SMALL CAP VALUE SERIES
                                                  -----------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                      2004             2003
                                                  -------------   -------------
NET ASSETS -- BEGINNING OF YEAR ...............   $ 379,323,554   $ 413,987,201
                                                  -------------   -------------
OPERATIONS
 Net investment loss ..........................      (1,247,331)        (10,828)
 Net realized gain (loss) from investments ....      76,623,539     (20,789,291)
 Net change in unrealized appreciation
  (depreciation) of investments................      64,105,737       6,814,088
                                                  -------------   -------------
   Net increase (decrease) in net assets
     resulting from operations.................     139,481,945     (13,986,031)
                                                  -------------   -------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions ................................     342,623,889     142,675,744
 Withdrawals ..................................    (179,506,396)   (163,353,360)
                                                  -------------   -------------
   Net increase (decrease) in net assets
     resulting from transactions in beneficial
     interests ................................     163,117,493     (20,677,616)
                                                  -------------   -------------
   Total increase (decrease) in net assets.....     302,599,438     (34,663,647)
                                                  -------------   -------------
NET ASSETS -- END OF YEAR .....................   $ 681,922,992   $ 379,323,554
                                                  =============   =============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       27

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================
                                                       MID CAP VALUE SERIES
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        2004           2003
                                                    ------------   ------------
NET ASSETS -- BEGINNING OF YEAR ................    $169,258,496   $142,494,525
                                                    ------------   ------------
OPERATIONS
 Net investment income .........................         797,988        688,904
 Net realized gain (loss) from investments .....      44,459,007    (14,510,297)
 Net change in unrealized appreciation
  (depreciation) of investments.................      33,852,104     16,409,473
                                                    ------------   ------------
   Net increase in net assets resulting from
     operations.................................      79,109,099      2,588,080
                                                    ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions .................................     270,599,880     83,742,134
 Withdrawals ...................................     (39,210,567)   (59,566,243)
                                                    ------------   ------------
   Net increase in net assets resulting from
     transactions in beneficial interests.......     231,389,313     24,175,891
                                                    ------------   ------------
   Total increase in net assets.................     310,498,412     26,763,971
                                                    ------------   ------------
NET ASSETS -- END OF YEAR ......................    $479,756,908   $169,258,496
                                                    ============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       28

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. DESCRIPTION OF THE TRUST. Small Cap Value Series and Mid Cap Value Series (each a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to each of the Series. For its services, CRM receives a fee as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets. This undertaking will remain in place until November 1, 2010.
--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of each Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of CRM, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. Each of the Series may lend its securities, pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                      SMALL CAP       MID CAP
                                                    VALUE SERIES    VALUE SERIES
                                                    ------------    ------------
  Purchases .....................................   $546,483,720    $615,027,084
  Sales .........................................    397,672,903     400,429,650





--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6. FINANCIAL HIGHLIGHTS.

                                                                                                                  FOR THE PERIOD
                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,     NOVEMBER 1, 1999 (1)
                                                                       -------------------------------------          THROUGH
                                                                       2004       2003      2002       2001        JUNE 30, 2000
                                                                      -------   -------    -------    ------   --------------------
  Small Cap Value Series
  Total Return....................................................     33.66%   (1.87)%      3.46%    42.27%           19.70%**
  Ratios to Average Net Assets:
   Expenses.......................................................      0.88%     0.88%      0.88%     0.90%            0.87%*
   Net investment income (loss)...................................    (0.23)%       --%(2)   0.33%     1.05%          (0.82)%*
  Portfolio Turnover Rate.........................................        77%       74%        61%       92%              65%**


                                                                                                                  FOR THE PERIOD
                                                                        FOR THE FISCAL YEARS ENDED JUNE 30,    NOVEMBER 1, 1999 (1)
                                                                        ------------------------------------          THROUGH
                                                                        2004      2003      2002       2001        JUNE 30, 2000
                                                                       ------   -------    -------    ------   --------------------
  Mid Cap Value Series
  Total Return.....................................................    35.74%   (0.58)%      5.27%    43.18%          37.80%**
  Ratios to Average Net Assets:
   Expenses........................................................     0.89%     0.90%      0.92%     0.99%           1.10%*
   Net investment income...........................................     0.29%     0.51%      0.24%     0.82%           0.52%*
  Portfolio Turnover Rate..........................................      152%      142%       143%      163%            202%**

  -----------
  (1) Commencement of operations.
  (2) Less than (0.01)%.
  *   Annualized.
  **  Not annualized.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.




--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================
TO THE TRUSTEES AND BENEFICIAL INTEREST HOLDERS OF WT INVESTMENT TRUST I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series and Mid Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers or by alternate procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                              /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS
                                       32

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS


================================================================================
WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                 PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE            HELD WITH           AND LENGTH OF              DURING PAST          OVERSEEN BY        HELD BY
---------------------           FUND COMPLEX          TIME SERVED                FIVE YEARS            TRUSTEE          TRUSTEE
                                ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN (1)         Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================
INTERESTED TRUSTEES


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE         HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
---------------------        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
                             ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.     Trustee        Shall serve until death,    Managing Director,             56         The Leakey
(2)                                         resignation or removal.     Roxbury Capital                           Foundation
100 Wilshire Boulevard                      Trustee since October       Management LLC                            (non-profit); and
Suite 1000                                  1999.                       since 1998. Prior to                      Natural History
Santa Monica, CA 90401                                                  1998, Principal, Roger                    Museum of
Date of Birth: 11/36                                                    Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).


INDEPENDENT TRUSTEES


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                  PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE            HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY        HELD BY
---------------------           FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE          TRUSTEE
                                ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================
INDEPENDENT TRUSTEES


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE         HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
---------------------        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
                             ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas
                                                                        Philadelphia Stock                        Corporation of
                                                                        Exchange from 1981 to                     America
                                                                        1997.                                     (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

MARK A. SARGENT              Trustee        Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                         resignation or removal.     Law, Villanova                            Low Volatility
                                            Trustee since               University School of                      Fund of Funds;
                                            November 2001.              Law since July 1997.                      and
                                                                        Associate Dean for                        St. Thomas
                                                                        Academic Affairs                          More Society of
                                                                        University of Maryland                    Pennsylvania.
                                                                        School of Law from
                                                                        1994 to 1997.


--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================
EXECUTIVE OFFICERS


                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                   PRINCIPAL              FUND            OTHER
                                 POSITION(S)          TERM OF OFFICE             OCCUPATION(S)           COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND AGE             HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY       HELD BY
---------------------            FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE         TRUSTEE
                                --------------   -----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG                  Vice President   Shall serve at the         Vice President,                N/A             N/A
Date of Birth: 12/54                             pleasure of the Board      Wilmington Trust
                                                 and until successor is     Company Since 1986;
                                                 elected and qualified.     and Vice President and
                                                 Officer since October      Director of Rodney
                                                 1998.                      Square Management
                                                                            Corporation since
                                                                            2001.

JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the         Vice President, Rodney         N/A             N/A
Date of Birth: 1/57                              pleasure of the Board      Square Management
                                                 and until successor is     Corporation since
                                                 elected and qualified.     1992.
                                                 Officer since November
                                                 1999.

FRED FILOON                     Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
520 Madison Avenue                               pleasure of the Board      Cramer Rosenthal
New York, NY 10022                               and until successor is     McGlynn, LLC since
Date of Birth: 3/42                              elected and qualified.     1989.
                                                 Officer since August
                                                 2000.

JOHN R. GILES                   Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
Date of Birth: 8/57             and Chief        pleasure of the Board      Wilmington Trust
                                Financial        and until successor is     Company since 1996.
                                Officer          elected and qualified.
                                                 Officer since December
                                                 1999.

PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A             N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A             N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

===============================================   ===============================================

TRUSTEES                                                         [GRAPHIC OMITTED]
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.                                                     SMALL CAP
Clement C. Moore, II                                                VALUE FUND
John J. Quindlen
William P. Richards, Jr.
Mark A. Sargent
                                                                      MID CAP
INVESTMENT ADVISER                                                  VALUE FUND
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890                                           Institutional Shares

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS                                               ANNUAL REPORT
Ernst & Young LLP                                                  June 30, 2004





                                                                 [GRAPHIC OMITTED]


Investor Information: (800) CRM-2883
http://www.crmfunds.com





THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.




CRMINST A/R                                                                         THE CRM FUNDS
===============================================   ===============================================

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------


================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

   The Wilmington Short/Intermediate Bond Portfolio (the "Portfolio") is designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The Wilmington Short/Intermediate Bond Portfolio finished the fiscal year with an effective duration of 3.30 years.

   While the period covered by this report ended with the much anticipated initial interest rate hike by the Fed on June 30, 2004, the fact of the matter is that the past year had already experienced a fairly significant increase in rates. Two-Year Treasury securities started the fiscal year with a yield of 1.31% and saw this yield level more than double to finish the annual period at a rate of 2.71%. Ten-Year Treasury securities also increased in yield but not quite as much as shorter maturity securities. The Ten-Year Treasury started the past fiscal year at a 3.53% yield and finished a year later at 4.61%, up 108 basis points. Thus, the past year witnessed a fairly intense bear market for the bond market even though the Fed began their part at the very end of the period. With the bear market in effect, the Portfolio unfortunately lost money since the Investor Shares inception of October 7, 2003. The Portfolio had a negative total return since inception of (0.36)%, which trailed the Lehman Intermediate Government/Credit Index of 0.93%.

   Given our investment approach of providing shareholders with a broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk, a modest under performance relative to the costless index has been a consistent part of our performance history. The performance variance against the index of the Portfolio over the past year falls well within the variance against the index seen over the past five years. Another way to look at our performance is to compare ourselves to other fund managers who are also confronting similar expense structures. This is accomplished through comparisons to the Lipper Universe. For the Portfolio, we have positioned it to be slightly longer in average maturity than most of its peers. Given a positively shaped yield curve, this will allow the Portfolio to gain a modest income advantage versus their peers. Over a market cycle, the added income will work to the advantage of our shareholders and allow our performance to compare favorably against our peers. The more aggressive maturity positioning also means that our performance will tend to trail our peers during bear markets and is consistent with exactly what happened over the past year.

   We will now take a closer look at the past year and the events which contributed to our performance.

   Perhaps the most distinctive characteristic of the third quarter 2003 was the "Big U-Turn" made by interest rates. The quarter began with interest rates following the trend towards higher rates established late in the second quarter. Evidence had been building that the economic recovery was taking place, driven largely by improvements in productivity, consumer spending, lower interest rates and tax relief. With interest rates having fallen to extreme low levels in the second quarter, the rebound in the face of improving economic fundamentals was devastating to bond holders. Yields on Ten-Year Treasuries rose almost 100 basis points in July alone. Total returns for July were down by 300 to 400 basis points leaving only the months of October 1979 and February 1980 with worse single month performances over the past 30 years. Ironically, both of those past periods took place in the middle of the

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

Fed's attempt to reign in the runaway inflation of the late 1970's, while July 2003's rout was started by the Fed's diametrically opposed concerns over deflation.

   The third quarter would have gone into the history books with the wounds from July clearly visible were it not for the major rebound in September. Two factors helped to reverse much of the damage from July. First, many pieces of economic information came in below expectations. The data still suggested that the economy was expanding, but nearly 80% of the reports released from late August into September fell below the consensus expectation. The second factor was probably the more important and related to the lack of any sort of recovery taking place in employment. The rebound from the 1991 recession introduced us to the "jobless recovery," but even with that experience to guide us, the current expansion has proven very frustrating. The September employment report was particularly difficult for the market to absorb as it showed 93,000 jobs lost in August. This was the seventh consecutive month that non-farm payrolls declined and the pattern appeared to be getting worse. The inability to create jobs became a major concern and led to a steady decline in yields over the month of September. After having risen above 4.60%, Ten-Year Treasury yields fell throughout September returning to levels below 4.00% as the quarter came to a close. With this strong finish, the bond market completed the quarter largely obscuring most of the difficulties encountered during July.

   While there was significant volatility in Treasury yields, other parts of the fixed income market were actually experiencing declining volatility. The corporate bond market extended its strong performance during 2003. During the quarter, spreads continued to tighten with the overall Lehman Credit Index reaching an average Option Adjusted Spread of 104 basis points. However, this was an improvement of only about 11 basis points during the quarter. The big spread movements are largely behind us, leaving us with a market that is much calmer. The strong performances turned in during the year by the corporate bond market started out with investors attracted to the high yield levels available with little emphasis on the underlying credit quality. With corporate profits improving, this picture has changed. Cash flow generation and debt levels have improved, validating the market's expectations earlier in the year that fundamentals would ultimately improve.

   The fixed income markets coasted into the end of the year finishing inside of a price range that held for much of the final quarter of the year. As the third quarter ended, the bond market seemed poised to enter a period of low volatility and indeed, this is precisely what took place. As we finished the month of September, the market was nearing the top of a fairly significant six week rally that positioned prices on the rich side. Given that the market's retreat from these levels took place in the final quarter, total returns for the fourth quarter were breakeven to slightly positive despite the fact that the market spent most of the time trading within a well defined range. For the Ten-Year Treasury Note, this range was bound by 4.46% and 4.13%, a 33 basis point spread. Overall returns for the year were modest by the standards of the previous years, but still provided considerably better results than investments in cash equivalents. Real returns over inflation were also quite positive. Over the course of the year, interest rates finished higher with the yield curve flattening for maturities beyond 5 years, but steepening inside of this range. The Five-Year Treasury Note added 51 basis points to finish the year at a yield of 3.25%. Both the Two-Year Treasury Note and the 30 Year Bond experienced smaller increases, up 22 and 31 basis points, respectively.

   On the taxable side, the stellar performer continued to be the corporate bond market. The Lehman Credit Index finished the quarter up 0.50%, capping a year that featured a very handsome return of 7.70%. Throughout the year, investors responded to the building improvement in the economy by taking on credit risk in their portfolios.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

Spreads narrowed with the Option Adjusted Spread on the Lehman Credit Index finishing the year at 90 basis points, nearly halving the 169 basis point spread that existed at the end of 2002. The credit rating agencies provided support to the improving environment by substantially reducing the number of downgrades made during the year. Both S&P and Moody's had cut the number of downgrades by over 50% from 2002. Upgrades continued to be difficult to achieve, but both agencies have been quietly adding to their list of potential positive actions for 2004. Improving fundamentals were only part of the story. Despite improving prospects for capital expenditures, corporate treasurers remained cautious, using internal sources of financing to meet many of these needs. As a result, corporate bond issuance was only modestly ahead of 2002 levels for high grade corporate bonds. In another indication of improving market conditions, issuance of high yield bonds increased substantially, up over 125% from 2002 levels. Positive forces from both technical and fundamental sources contributed to the performance of the corporate market, which finished the year with excess returns of 5.27% above the Treasury market.

   The Portfolio underperformed its index during the period from October 7, 2003 through December 31, 2003 with a return of (0.45)%, while the Lehman Intermediate Government/Credit Index returned 1.04% over the same time period. The market continued its back and forth maneuvering, leading to small shifts in interest rate sensitivity. During the fourth quarter, yields were enhanced through the acquisition of several holdings in the lower end of the investment grade credit universe including Shering-Plough, Sprint and Liberty Media.

   At the outset of 2004, the predominant view among investment experts was that 2004 was not going to be a great year for bonds as rising interest rates were expected to sap principal values. However, as the quarter unfolded, the bond market refused to buckle and in fact actually experienced a subtle but firm rally. When all was said and done, Treasury yields fell to levels that were last seen during the summer of 2003 and which were not expected to be seen again in this cycle. The Ten-Year Treasury Note dropped 41 basis points to finish the quarter with a yield of 3.84%. This was off the low yield level of 3.69% achieved in mid-March. With yield levels down across the yield curve, total returns were enhanced by a considerable contribution from principal value increases.

   The factors that assisted the bond market were largely technical in nature. These started with the Fed's easy monetary policy, which was strongly affirmed by Chairman Greenspan at his semi-annual Congressional testimony on the economy. Mr. Greenspan made it abundantly clear during his Humphrey Hawkins testimony that the Fed was in no hurry to raise rates. For bond investors this was a green light to take advantage of the steep yield curve. Employing what is known as a "Carry Trade", investors felt free to invest as much money as they wanted in 2 to 5 year maturity securities while financing the transaction with borrowed money at a cost of only 1%. Technical support to the market was also found from foreign buyers of government securities particularly from investors in Japan and China. A cheapening dollar forced Asian central banks to intervene and keep their own currencies from gaining too much value which could threaten their export driven economies. Buying U.S. Dollars as part of their plan, allowed these banks to reinvest the dollars in Treasury and Agency securities thereby adding to the technical buying behind the market. The technical picture was further helped by mortgage-backed investors reacting to lower rates by also buying bonds to offset the threats posed by increasing pre-payments on their mortgage holdings.

   Fundamental factors tended to work against the bond market's performance but the lack of employment growth put the Fed on hold thus eliminating the threat of higher rates due to the improving economy. Poor employment growth was the major economic topic during the quarter as it gained considerable notoriety on both the economic and political stages. Productivity growth and, to a lesser extent, competition from foreign labor contributed to the very lackluster improvements in job creation experienced during this recovery.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The equity market and the corporate bond markets have been sharing investment performance trends and this continued into the first quarter. Both markets produced excellent results in 2003 but started 2004 on a much slower pace. At the end of the first quarter, the average option adjusted spread on the Lehman Credit Index was virtually unchanged from the end of 2003 at 90 basis points. Profit growth has been strong enough for many companies to self finance their capital expenditures allowing balance sheets to avoid more debt burdens while keeping corporate supply to a minimum.

   The Portfolio had its most difficult quarter relative to its benchmark during this period. The Portfolio underperformed its index during the first quarter of 2004 with a return of 2.12%, while the Lehman Intermediate Government/Credit Index returned 2.48% over the same time period. The Portfolio was defensively positioned against higher rates during much of the quarter as the technical factors pushing the market higher were viewed as temporary factors that would likely give ground in the face of improving fundamentals, particularly if employment growth should begin to materialize.

   This strategy proved to be correct as the second quarter of 2004 opened with a "sea change" report from the Labor Department. Employment growth in March skyrocketed to over 300,000 new jobs, putting to rest all concerns over a jobless recovery. The market reactions were swift and decisive as yield levels moved higher throughout April. The Ten-Year Treasuries added 78 basis points to finish the quarter at 4.61%, up from 3.83% at the start of the quarter. As the quarter evolved, further statistics on job growth confirmed the recovery in the labor markets. However, the markets began to confront a new threat as fears of inflation took center stage in June. Firm commodity prices, particularly in oil and gasoline, were the source of most of these fears. Expectations regarding the Fed shifted dramatically as the thought at the beginning of the quarter that the Fed would not raise rates during 2004 quickly gave way to the new reality. By the middle of the quarter, the market was fairly certain that the Fed would start raising rates in late June, a move that in fact took place as the quarter ended.

   For the corporate bond market, treading water became more common place. The average option adjusted spread on the Lehman Credit Index was 93 basis points at quarter end, an expansion of 2 basis points from the end of March 2004.

   The Portfolio outperformed its index during the second quarter of 2004 with a return of (1.99)%, while the Lehman Intermediate Government/Credit Index returned (2.52)% over the same time period. The strong relative performance stemmed from two major strategic moves. First, the Portfolio was defensively positioned relative to the interest rate sensitivity of the respective benchmarks. The durations were held between 5% and 10% below the index durations during the dramatic rise in rates. Second, the Portfolio was positioned with a modest barbell exposure, more heavily weighted using long- and short-term securities but under exposed to middle maturities, to perform better during a flattening of the yield curve.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the Wilmington Short/Intermediate Bond Portfolio ("Short/Intermediate"), the Lehman Intermediate Government/Credit Index ("Lehman Inter. Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with a maturity range between 1 and 10 years, and the Merrill Lynch 1-10 Year U.S. Treasury Index ("Merrill Lynch 1-10 Yr."), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years for the period October 7, 2003 (commencement of operations) through June 30, 2004.*


------------------------------------------------------------
                              For the Period October 7, 2003
                               (Commencement of Operations)
                                   through June 30, 2004
                              ------------------------------
Short/Intermediate                      (0.36)%
Lehman Inter. Govt./Credit               0.93%
Merrill Lynch 1-10 Yr.                  (0.22)%
------------------------------------------------------------



                               [GRAPHIC OMITTED]






---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   We invite your comments and questions and thank you for your investment in the Wilmington Short/ Intermediate Bond Portfolio -- Investor Shares. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.



                                                          Sincerely,

                                                      /s/ Robert J. Christian

                                                          Robert J. Christian
                                                          President




July 12, 2004







You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling 1-800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers of the Portfolio. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004


                                                                       Short/
                                                                    Intermediate
                                                                        Bond
                                                                      Portfolio
                                                                    ------------

ASSETS:
Investment in Series, at value ..................................   $189,323,291
Receivable for Portfolio shares sold ............................          7,290
Receivable for investment in Series withdrawn ...................         33,691
                                                                    ------------
Total assets ....................................................    189,364,272
                                                                    ------------
LIABILITIES:
Dividends payable ...............................................        534,342
Payable for Portfolio shares redeemed ...........................         33,691
Payable for investment in Series ................................          7,290
Accrued expenses ................................................         46,826
                                                                    ------------
Total liabilities ...............................................        622,149
                                                                    ------------
NET ASSETS ......................................................   $188,742,123
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $187,307,906
Undistributed net investment income .............................         69,374
Accumulated net realized gain on investments ....................        141,230
Net unrealized appreciation on investments ......................      1,223,613
                                                                    ------------
NET ASSETS ......................................................   $188,742,123
                                                                    ============
NET ASSETS BY SHARE CLASS
 Institutional Shares ...........................................   $188,518,892
 Investor Shares ................................................        223,231
                                                                    ------------
NET ASSETS ......................................................   $188,742,123
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
 Institutional Shares ...........................................     18,524,709
 Investor Shares ................................................         22,148
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares ...........................................         $10.18
 Investor Shares ................................................         $10.08




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June  30, 2004

                                                                     Short/
                                                                  Intermediate
                                                                      Bond
                                                                    Portfolio
                                                                  ------------

NET INVESTMENT INCOME FROM SERIES:
 Interest .......................................................  $ 7,905,160
 Securities lending .............................................       38,948
 Expenses .......................................................     (927,986)
                                                                   -----------
   Net investment income from Series ............................    7,016,122
                                                                   -----------
EXPENSES:
 Administration and accounting fees .............................       67,161
 Transfer agent fees ............................................       71,815
 Reports to shareholders ........................................       53,969
 Trustees' fees .................................................       12,116
 Distribution fees -- Investor Shares ...........................          724
 Registration fees ..............................................       19,913
 Professional fees ..............................................       16,315
 Other ..........................................................       11,831
                                                                   -----------
   Total expenses before fee waivers and expense reimbursements .      253,844
   Administration and accounting fees waived ....................      (13,162)
                                                                   -----------
    Total expenses, net .........................................      240,682
                                                                   -----------
 Net investment income ..........................................    6,775,440
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  SERIES:
 Net realized gain on investments ...............................      994,480
 Net change in unrealized appreciation (depreciation) on
  investments....................................................   (8,383,958)
                                                                   -----------
 Net loss on investments from Series ............................   (7,389,478)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $  (614,038)
                                                                   ===========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF CHANGES IN NET ASSETS


                                                        Short/Intermediate
                                                          Bond Portfolio
                                                    For the Fiscal Years Ended
                                                   June 30, 2004   June 30, 2003
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ........................    $  6,775,440     $  7,253,060
 Net realized gain on investments .............         994,480        4,228,027
 Net change in unrealized appreciation
  (depreciation) on investments................      (8,383,958)       6,219,926
                                                   ------------     ------------
 Net increase (decrease) in net assets
  resulting from operations....................        (614,038)      17,701,013
                                                   ------------     ------------
Distributions to shareholders:
 From net investment income -- Institutional
  Shares.......................................      (6,780,662)       7,230,354
 From net investment income -- Investor Shares           (9,715)              --
 From net realized gain -- Institutional
  Shares.......................................      (3,876,201)      (1,126,417)
 From net realized gain -- Investor Shares ....            (530)              --
                                                   ------------     ------------
Total distributions ...........................     (10,667,108)      (8,356,771)
                                                   ------------     ------------
Portfolio share transactions(a):
 Proceeds from shares sold -- Institutional
  Shares.......................................      34,456,691       39,469,884
 Proceeds from shares sold -- Investor Shares .       3,625,514               --
 Cost of shares issued on reinvestment of
  distributions -- Institutional Shares........       8,475,582        6,706,656
 Cost of shares issued on reinvestment of
  distributions -- Investor Shares.............           9,852               --
 Cost of shares redeemed -- Institutional
  Shares.......................................     (29,108,240)     (36,641,728)
 Cost of shares redeemed -- Investor Shares ...      (3,392,519)              --
                                                   ------------     ------------
Net increase in net assets from Portfolio
  share transactions...........................      14,066,880        9,534,812
                                                   ------------     ------------
Total increase in net assets ..................       2,785,734       18,879,054
NET ASSETS:
 Beginning of year ............................     185,956,389      167,077,335
                                                   ------------     ------------
 End of year ..................................    $188,742,123     $185,956,389
                                                   ============     ============
Undistributed net investment income ...........    $     69,374               --
                                                   ============     ============
(A)TRANSACTIONS IN CAPITAL SHARES WERE: .......       Shares           Shares
                                                   ------------     ------------
 Shares sold -- Institutional Shares ..........       3,286,415        3,733,013
 Shares sold -- Investor Shares ...............         350,921               --
 Shares issued on reinvestment of
  distributions -- Institutional Shares........         812,121          636,933
 Shares issued on reinvestment of
  distributions -- Investor Shares.............             960               --
 Shares redeemed -- Institutional Shares ......      (2,794,554)      (3,474,816)
 Shares redeemed -- Investor Shares ...........        (329,733)              --
                                                   ------------     ------------
 Net increase in shares .......................       1,326,130          895,130
                                                   ============     ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                For the Period
                                                              October 7, 2003(1)
                                                                    through
SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES             June 30, 2004
                                                               ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......................       $  10.59
                                                                    --------
INVESTMENT OPERATIONS:
 Net investment income ......................................           0.25
 Net realized and unrealized loss on investments ............          (0.29)
                                                                    --------
   Total from investment operations .........................          (0.04)
                                                                    --------
DISTRIBUTIONS:
 From net investment income .................................          (0.25)
 From net realized gain .....................................          (0.22)
                                                                    --------
   Total distributions ......................................          (0.47)
                                                                    --------
NET ASSET VALUE -- END OF PERIOD ............................       $  10.08
                                                                    ========
TOTAL RETURN ................................................        (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations ............................          0.86%*
   Excluding expense limitations ............................          5.36%*
 Net investment income ......................................          3.32%*
Portfolio turnover ..........................................            27%**
Net assets at end of period (000 omitted) ...................       $    223

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Short/Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.









    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolio offers two classes of shares: Investor Shares and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Information regarding the Institutional Shares is included in a separate report.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") which has the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of its corresponding Series. As of June 30, 2004, the Portfolio owned approximately 100% of the Series. The financial statements of the Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   The Investor Shares of the Portfolio have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Portfolio to pay a fee to Professional Funds Distributor, LLC for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee of 0.25% of the Portfolio's average daily net assets of the Investor Shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   Valuation of Investment in Series. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a class are charged directly to that class.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Distributions to Shareholders. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through its investment in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Portfolio. For its services, RSMC is paid a monthly fee of $3,000 for the Portfolio and $1,500 for each class of the Portfolio. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Portfolio. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments: 100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to paydown gains/losses on mortgage- and asset-backed securities:

                                                                Short/Intermediate
                                                                  Bond Portfolio
                                                                ------------------
  Undistributed net investment income.......................         $ 84,311
  Accumulated net realized gain on investments..............          (84,311)

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   The tax character of distributions paid was as follows:

                                                                Short/Intermediate
                                                                  Bond Portfolio
                                                                ------------------
  Year ended June 30, 2004:
  Ordinary income...........................................       $ 9,048,359
  Long-term capital gains...................................         1,618,749
                                                                   -----------
   Total distributions......................................       $10,667,108
                                                                   ===========
  Year ended June 30, 2003
  Ordinary income...........................................       $ 8,068,032
  Long-term capital gains...................................           288,739
                                                                   -----------
   Total distributions......................................       $ 8,356,771
                                                                   ===========


   As of June 30, 2004, the components of accumulated earnings on a tax basis was as follow:

                                                                Short/Intermediate
                                                                  Bond Portfolio
                                                                ------------------
  Undistributed ordinary income.............................        $  213,632
  Other temporary differences...............................            (3,028)
  Net unrealized appreciation of investments................         1,223,613
                                                                    ----------
   Total accumulated earnings...............................        $1,434,217
                                                                    ==========


5. CONTRACTUAL OBLIGATIONS. The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio's existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of Wilmington Short/Intermediate Bond Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Investor Shares) for the period October 7, 2003 (commencement of operations) through June 30, 2004. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate Bond Portfolio at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights (Investor Shares) for the period October 7, 2003 (commencement of operations) through June 30, 2004, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
-------------------------------------------------------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Short/Intermediate Bond Portfolio paid 20% capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2004 as follows:

                                                                              Total 20%
                                                             Capital Gain   Capital Gain
                                                              Per Share     Distribution
                                                             ------------   ------------
        Short/Intermediate Bond Portfolio                      $0.0914       $1,618,749


In January 2005, shareholders of the Portfolio will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2004, including any distributions paid between June 30, 2004 and December 31, 2004.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================

          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
-----------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                              Ratings(1)     Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 52.0%
 FINANCIAL -- 18.0%
   Abbey National PLC, 6.69%, 10/17/05..................................................       A1, A       $  675,000   $   708,224
   AIG Sunamerica Global Finance, 5.85%, 08/01/08.......................................      Aaa, AAA      2,000,000     2,126,488
   Bank of America Corp., 7.80%, 02/15/10...............................................       Aa3, A         600,000       689,506
   Citigroup, Inc., 5.63%, 08/27/12.....................................................      Aa2, A+       2,200,000     2,261,402
   Credit Suisse First Boston, 5.75%, 04/15/07..........................................      Aa3, A+       1,300,000     1,369,788
   Equifax, Inc., 6.30%, 07/01/05.......................................................      Baa1, A-        300,000       309,760
   First Union Corp., 6.82%, 08/01/06...................................................       A1, A-         200,000       235,500
   General Electric Capital Corp., 6.50%, 12/10/07 (a)..................................      Aaa, AAA      2,125,000     2,309,765
   General Electric Capital Corp., 8.13%, 05/15/12......................................      Aaa, AAA        250,000       294,056
   General Electric Global Insurance, 7.75%, 06/15/30...................................       A1, A-         300,000       339,701
   General Motors Acceptance Corp., 2.14%, 08/18/04*....................................      A3, BBB         800,000       801,498
   General Motors Acceptance Corp., 7.75%, 01/19/10.....................................      A3, BBB       1,715,000     1,861,759
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+       2,100,000     2,286,386
   Household Finance Corp., 6.38%, 11/27/12.............................................       A1, A        3,000,000     3,180,842
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       2,000,000     2,098,836
   JP Morgan Chase & Co., 6.50%, 08/01/05...............................................       A1, A        1,750,000     1,820,866
   MBNA America, 7.75%, 09/15/05........................................................     Baa1, BBB+     2,500,000     2,634,619
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+     1,000,000     1,058,555
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,500,000     1,383,932
   National City Bank, 2.70%, 08/24/09..................................................      Aa3, A+         775,000       752,866
   Prudential Insurance Co., 6.38%, 07/23/06............................................       A2, A+       1,090,000     1,157,014
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      2,100,000     2,279,153
   Wells Fargo Financial, 5.50%, 08/01/12...............................................      Aa1, AA-      1,700,000     1,746,223
                                                                                                                        -----------
                                                                                                                         33,706,739
                                                                                                                        -----------
 INDUSTRIAL -- 25.6%
   Bausch & Lomb, Inc., 6.75%, 12/15/04.................................................     Ba1, BBB-      1,000,000     1,015,894
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+     2,300,000     2,420,051
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB        850,000       990,403
   Dow Chemical, 5.75%, 11/15/09........................................................       A3, A-       2,500,000     2,608,887
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA      1,400,000     1,377,842
   General Mills, Inc., 5.13%, 02/15/07.................................................     Baa2, BBB+     1,500,000     1,557,311
   General Motors Corp., 7.13%, 07/15/13 (a)............................................     Baa1, BBB      1,500,000     1,540,574
   Hershey Foods Corp., 6.70%, 10/01/05.................................................       A1, A+       1,500,000     1,572,858
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa2, BBB-     1,500,000     1,516,332
   Ingersoll-Rand, 6.02%, 02/15/05......................................................      A3, BBB+      2,300,000     2,470,892
   International Business Machines Corp., 4.75%, 11/29/12...............................       A1, A+       2,500,000     2,445,720
   Johnson & Johnson, 3.80%, 05/15/13...................................................      Aaa, AAA      1,000,000       918,282
   Kraft Foods, Inc., 5.25%, 06/01/07...................................................      A3, BBB+      1,200,000     1,247,999
   Kroger Co., 5.50%, 02/01/13 (a)......................................................     Baa2, BBB      2,000,000     1,994,510
   Liberty Media Corp., 3.02%, 09/15/04*................................................     Baa3, BBB-     1,250,000     1,273,163
   Liberty Media Corp., 3.50%, 09/25/06.................................................     Baa3, BBB-     1,520,000     1,517,241
   Lockheed Martin Corp., 8.20%, 12/01/09...............................................     Baa2, BBB      1,000,000     1,171,822
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,300,000     1,309,736
   Motorola, Inc., 6.75%, 02/01/06......................................................     Baa3, BBB      1,300,000     1,367,029


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
-----------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                                            Moody's/S&P    Principal       Value
                                                                                              Ratings(1)     Amount       (Note 2)
                                                                                            -----------    ----------   -----------
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-    $1,000,000   $ 1,083,011
   Safeway, Inc., 6.15%, 03/01/06.......................................................     Baa2, BBB      3,000,000     3,136,745
   Schering-Plough Corp., 5.30%, 12/01/13 (a)...........................................       A3, A-       1,200,000     1,178,442
   Time Warner Cos., Inc., 8.18%, 08/15/07..............................................     Baa1, BBB+     2,300,000     2,570,107
   Time Warner Entertainment, 8.88%, 10/01/12...........................................     Baa1, BBB+     1,350,000     1,625,762
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      2,350,000     2,531,089
   Walt Disney Co., 7.30%, 02/08/05.....................................................     Baa1, BBB+     2,500,000     2,574,182
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB      1,256,000     1,357,418
   Weyerhaeuser Co., 6.00%, 08/01/06....................................................     Baa2, BBB      1,500,000     1,578,167
                                                                                                                        -----------
                                                                                                                         47,951,469
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 4.5%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa3, BBB      2,015,000     2,365,499
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A1, A+       1,000,000     1,050,439
   Sprint Capital Corp., 7.13%, 01/30/06................................................     Baa3, BBB-     2,340,000     2,476,305
   Verizon Global Funding Corp., 7.25%, 12/01/10........................................       A2, A+         970,000     1,084,436
   Wisconsin Bell, 6.35%, 12/01/06......................................................      Aa3, A+       1,400,000     1,500,152
                                                                                                                        -----------
                                                                                                                          8,476,831
                                                                                                                        -----------
 UTILITIES -- 3.9%
   Columbia Energy Group, 6.80%, 11/28/05...............................................     Baa2, BBB      1,623,000     1,706,039
   Ohio Power Co., 6.73%, 11/01/04......................................................      A3, BBB         400,000       406,393
   Oklahoma Gas & Electric, 6.65%, 07/15/07.............................................      A2, BBB+        500,000       552,215
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa2, BBB      2,000,000     1,904,400
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB      2,500,000     2,649,070
                                                                                                                        -----------
                                                                                                                          7,218,117
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (COST $96,572,471) ..........................................................................    97,353,156
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 1.9%
   Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 09/24/04.....................      Aaa, AAA        177,631       181,009
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA      1,203,037     1,235,114
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/17/14............................      Aaa, AAA      1,063,572     1,071,552
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA      1,000,000     1,001,267
                                                                                                                        -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $3,499,307) ...................................................................     3,488,942
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 2.3%
   Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23...............................       788,093       802,623
   Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15..............................       734,887       731,154
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13..........................       157,472       164,706
   Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18.....................       358,611       351,438
   Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17.....................       499,263       512,369
   Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 02/01/06..........................        31,985        32,675
   Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24...........................       222,383       243,787
   Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D, 6.25%, 07/25/04...................         5,987         5,980
   Government National Mortgage Association, 30 Yr. Pool 529669, 7.50%, 02/15/26.......................        25,147        27,167
   Government National Mortgage Association, 30 Yr. Pool 529670, 7.50%, 12/15/23.......................        12,452        13,491
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31.........................     1,400,000     1,437,573
                                                                                                                        -----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $4,254,955) ................................................................     4,322,963
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
-----------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                                        Principal      Value
                                                                                                         Amount       (Note 2)
                                                                                                       ----------   -----------
U.S. AGENCY OBLIGATIONS -- 25.9%
 FEDERAL FARM CREDIT BANKS NOTES -- 1.1%
   Federal Farm Credit Banks Notes, 3.88%, 12/15/04................................................    $2,000,000   $ 2,021,056
                                                                                                                    -----------
 FEDERAL HOME LOAN BANKS NOTES -- 3.1%
   Federal Home Loan Banks Notes, 3.25%, 08/15/05..................................................     2,250,000     2,270,757
   Federal Home Loan Banks Notes, 2.44%, 03/09/09..................................................     1,425,000     1,411,220
   Federal Home Loan Banks Notes, 5.75%, 05/15/12..................................................     2,000,000     2,110,658
                                                                                                                    -----------
                                                                                                                      5,792,635
                                                                                                                    -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.5%
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08...................................     3,000,000     3,130,761
   Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09...................................     2,800,000     3,094,098
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10...................................     2,000,000     2,243,296
                                                                                                                    -----------
                                                                                                                      8,468,155
                                                                                                                    -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 17.2%
   Federal National Mortgage Association Notes, 6.50%, 08/15/04....................................     2,000,000     2,012,764
   Federal National Mortgage Association Notes, 3.50%, 09/15/04....................................     7,000,000     7,029,483
   Federal National Mortgage Association Notes, 5.75%, 06/15/05....................................     1,500,000     1,551,366
   Federal National Mortgage Association Notes, 5.25%, 06/15/06....................................       825,000       859,879
   Federal National Mortgage Association Notes, 3.25%, 11/15/07 (a)................................       500,000       492,949
   Federal National Mortgage Association Notes, 5.75%, 02/15/08....................................     3,850,000     4,102,521
   Federal National Mortgage Association Notes, 6.00%, 05/15/08....................................     1,500,000     1,615,629
   Federal National Mortgage Association Notes, 5.25%, 01/15/09 (a)................................     8,750,000     9,165,510
   Federal National Mortgage Association Notes, 6.63%, 11/15/10 (a)................................     1,750,000     1,943,022
   Federal National Mortgage Association Notes, 5.50%, 03/15/11....................................       750,000       784,457
   Federal National Mortgage Association Notes, 5.38%, 11/15/11....................................     2,500,000     2,584,277
                                                                                                                    -----------
                                                                                                                     32,141,857
                                                                                                                    -----------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $48,169,392) ..............................................................    48,423,703
                                                                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 12.8%
 U.S. TREASURY BONDS -- 0.6%
   U.S. Treasury Bonds, 10.38%, 11/15/12 (a).......................................................       650,000       793,711
   U.S. Treasury Bonds, 6.25%, 05/15/30 (a)........................................................       250,000       279,912
                                                                                                                    -----------
                                                                                                                      1,073,623
                                                                                                                    -----------
 U.S. TREASURY NOTES -- 12.2%
   U.S. Treasury Notes, 7.00%, 07/15/06 (a)........................................................     1,800,000     1,950,259
   U.S. Treasury Notes, 2.38%, 08/15/06 (a)........................................................     2,900,000     2,875,191
   U.S. Treasury Notes, 6.50%, 10/15/06 (a)........................................................     5,000,000     5,397,459
   U.S. Treasury Notes, 3.50%, 11/15/06............................................................     1,780,000     1,803,015
   U.S. Treasury Notes, 6.13%, 08/15/07 (a)........................................................       250,000       271,221
   U.S. Treasury Notes, 4.75%, 11/15/08 (a)........................................................     3,000,000     3,133,125
   U.S. Treasury Notes, 5.00%, 08/15/11 (a)........................................................     1,750,000     1,826,904
   U.S. Treasury Notes, 4.88%, 02/15/12............................................................       300,000       309,844
   U.S. Treasury Notes, 4.00%, 11/15/12 (a)........................................................     1,500,000     1,452,246

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
-----------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                                        Moody's/S&P      Principal         Value
                                                                                          Ratings(1)   Amount/Shares     (Note 2)
                                                                                        -----------    -------------   ------------
   U.S. Treasury Notes, 4.25%, 08/15/13 (a)........................................................     $ 2,500,000    $  2,440,430
   U.S. Treasury Notes, 4.25%, 11/15/13............................................................       1,500,000       1,459,980
                                                                                                                       ------------
                                                                                                                         22,919,674
                                                                                                                       ------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $23,786,100) ...............................................................     23,993,297
                                                                                                                       ------------
MUNICIPAL BONDS -- 0.4%
   Illinois State Gen. Oblig. Rev. Bonds, 4.05%, 06/01/15...........................      Aa3, AA           750,000         673,088
                                                                                                                       ------------
  TOTAL MUNICIPAL BONDS (COST $748,425) ............................................................................        673,088
                                                                                                                       ------------
COMMERCIAL PAPER -- 4.7%
   American Express, 1.30%, 07/01/04...............................................................       4,785,085       4,785,085
   Prudential Funding, 1.30%, 07/01/04.............................................................       4,000,000       4,000,000
                                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (COST $8,785,085) .........................................................................      8,785,085
                                                                                                                       ------------
TOTAL INVESTMENTS (COST $185,815,735)(+2) -- 100.0% ................................................................   $187,040,234
                                                                                                                       ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   HBOS Treasury Services PLC, 1.11%, 08/11/04.....................................................       1,650,121    $  1,650,121
                                                                                                                       ------------
  TOTAL ASSET-BACKED COMMERCIAL PAPER ..............................................................................      1,650,121
                                                                                                                       ------------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust......................................................      25,862,562      25,862,562
                                                                                                                       ------------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ...........................................................................     25,862,562
                                                                                                                       ------------
 TIME DEPOSIT
   Chase Manhattan Bank USA, 1.25%, 07/01/04.......................................................         181,379         181,379
                                                                                                                       ------------
  TOTAL TIME DEPOSIT ...............................................................................................        181,379
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $27,694,062)(3).........................   $ 27,694,062
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ The cost for federal income tax purposes. At June 30, 2004, net unrealized appreciation was $1,224,499. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,463,238, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,238,739.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(2) At June 30, 2004, the market value of the securities on loan for the Short/ Intermediate Bond Series was $27,237,760.
(3) The investments held as collateral on loaned securities represented 14.6% of the net assets of the Short/Intermediate Bond Series.
(a) Security partially or fully on loan (see Note 4).








    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004


                                                                       Short/
                                                                    Intermediate
                                                                     Bond Series
                                                                    ------------
ASSETS:
Investment in securities, at value* .............................   $187,040,234
Securities lending collateral ...................................     27,694,062
Receivable for contributions ....................................          7,290
Dividends and interest receivable ...............................      2,500,558
                                                                    ------------
Total assets ....................................................    217,242,144
                                                                    ------------
LIABILITIES:
Obligation to return securities lending collateral ..............     27,694,062
Payable for withdrawals .........................................         33,691
Accrued advisory fee ............................................         54,080
Other accrued expenses ..........................................         26,195
                                                                    ------------
Total liabilities ...............................................     27,808,028
                                                                    ------------
NET ASSETS ......................................................   $189,434,116
                                                                    ============
___________
* Investments at cost ...........................................   $185,815,735




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                      Short/
                                                                   Intermediate
                                                                    Bond Series
                                                                   ------------
INVESTMENT INCOME:
 Interest .......................................................   $ 7,909,798
 Securities lending .............................................        38,970
                                                                    -----------
   Total investment income ......................................     7,948,768
                                                                    -----------
EXPENSES:
 Advisory fees ..................................................       661,836
 Administration and accounting fees .............................       177,278
 Custody fees ...................................................        35,562
 Trustees' fees .................................................         4,057
 Professional fees ..............................................        35,608
 Other ..........................................................        14,186
                                                                    -----------
   Total expenses ...............................................       928,527
                                                                    -----------
 Net investment income ..........................................     7,020,241
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments ...............................       995,104
 Net change in unrealized appreciation (depreciation) on
  investments....................................................    (8,388,832)
                                                                    -----------
 Net loss on investments ........................................    (7,393,728)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $  (373,487)
                                                                    ===========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                       Short/Intermediate
                                                           Bond Series
                                                   For the Fiscal Years Ended
                                                  June 30, 2004   June 30, 2003
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ........................   $  7,020,241     $  7,497,728
 Net realized gain on investments .............        995,104        4,230,558
 Net change in unrealized appreciation
  (depreciation) on investments................     (8,388,832)       6,223,695
                                                  ------------     ------------
Net increase (decrease) in net assets
  resulting from operations....................       (373,487)      17,951,981
                                                  ------------     ------------
Transactions in beneficial interest:
 Contributions ................................     38,082,203       39,470,606
 Withdrawals ..................................    (34,933,674)     (38,630,150)
                                                  ------------     ------------
Net increase in net assets from transactions
  in beneficial interest.......................      3,148,529          840,456
                                                  ------------     ------------
Total increase in net assets ..................      2,775,042       18,792,437
                                                  ------------     ------------
NET ASSETS:
 Beginning of year ............................    186,659,074      167,866,637
                                                  ------------     ------------
 End of year ..................................   $189,434,116     $186,659,074
                                                  ============     ============






















    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series (a "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Series. For its services, RSMC receives a fee of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets in excess of $2 billion.

   RSMC provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of the Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. SECURITIES LENDING AGREEMENT. Short/Intermediate Bond Series may lend its securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                Short/Intermediate
                                                                   Bond Series
                                                                ------------------
  Purchases.................................................       $68,537,705
  Sales.....................................................        48,408,644

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

6. FINANCIAL HIGHLIGHTS.

                                                                                               For the Fiscal Years Ended June 30,
                                                                                              -------------------------------------
                                                                                              2004     2003    2002    2001    2000
                                                                                              -----   -----    ----    -----   ----
  SHORT/INTERMEDIATE BOND SERIES
   Total Return...........................................................................    (0.09)% 10.82%   7.21%   10.26%  4.23%
   Ratios to Average Net Assets:
    Expenses:
      Including expense limitations.......................................................     0.49%   0.49%   0.49%    0.50%  0.47%
      Excluding expense limitations.......................................................     0.49%   0.49%   0.49%    0.50%  0.51%
    Net investment income.................................................................     3.72%   4.25%   5.00%    5.92%  5.94%
   Portfolio Turnover Rate................................................................       27%     82%    136%      88%    47%


7. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short/Intermediate Bond Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers or by alternate procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Short/Intermediate Bond Series at June 30, 2004, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                              /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser) and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES


                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                Principal              Fund              Other
                              Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                               Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age         Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------         ------------   ------------------------    ----------------------    -------------   ----------------
WILLIAM P. RICHARDS, JR.(2)   Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                       resignation or removal.     Roxbury Capital                           Foundation;
Suite 1000                                   Trustee since October       Management LLC                            (non-profit) and
Santa Monica, CA 90401                       1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                     1998, Principal, Roger                    Museum of
                                                                         Engemann &                                Los Angeles
                                                                         Associates (investment                    County
                                                                         management firm).                         (non-profit).


INDEPENDENT TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



INDEPENDENT TRUSTEES


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross; Selas
                                                                        Executive Officer,                        Corporation of
                                                                        Philadelphia Stock                        America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



INDEPENDENT TRUSTEES


                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ---------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds;
                                          November 2001.              Law since July 1997.                      and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society of
                                                                      University of Maryland                    Pennsylvania.
                                                                      School of Law from
                                                                      1994 to 1997.
EXECUTIVE OFFICERS


                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ---------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A               N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A               N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                  Principal               Fund            Other
                                Position(s)          Term of Office             Occupation(s)            Complex      Directorships
                                 Held with           and Length of               During Past           Overseen by       Held by
Name, Address and Age           Fund Complex          Time Served                 Five Years             Trustee         Trustee
---------------------          --------------   -----------------------    -----------------------    -------------   -------------
PAT COLLETTI                   Vice President   Shall serve at the         Vice President and              N/A             N/A
301 Bellevue Parkway           and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                            and until successor is     Accounting and
Date of Birth: 11/58                            elected and qualified.     Administration of
                                                Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON               Secretary        Shall serve at the         Officer, Wilmington             N/A             N/A
Date of Birth: 8/65                             pleasure of the Board      Trust Company since
                                                and until successor is     1998. Officer, Rodney
                                                elected and qualified.     Square Management
                                                Officer since November     Corporation since 1992.
                                                2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                           -------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                            -------------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                            -------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            -------------------------

                                TRANSFER AGENT,
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            -------------------------





This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Portfolios.


WFIP-ANN-6/04

                                                                     WILMINGTON

                                                                          FUNDS






Short/Intermediate Bond Portfolio
Investor Shares




































                                     ANNUAL
                                  June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================


PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 800-497-2960, or by accessing the SEC's website at www.sec.gov.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   While the upward trend in inflation and interest rates have acted as negative influences on stock prices, corporate profit advances have far surpassed that influence, which has resulted in an improvement of stock prices on the order of 19% to 34% during the past year. Performing best among the major stock index categories have been small cap stocks (up 33.4%) and international stocks (up 32.4%). Less robust, but still impressive, gains have been made by large cap stocks which advanced 19%. Real estate investments (as proxied by the NAREIT Index) rose 27.1%.

   It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

ROXBURY SMALL CAP GROWTH FUND
-----------------------------
The Roxbury Small Cap Growth Fund (the "Fund") returned 34.67% for the twelve-month period ended June 30, 2004. The Russell 2000 Growth Index returned 31.55% for the same period. The Russell 2000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 2000 Index, a passive index that includes the smallest 2,000 stocks in the Russell 3000 Index, to determine their growth or value characteristics.

The Fund outperformed the Russell 2000 Growth index due to successful stock selection and sector exposure throughout the year. As the economic recovery took hold in 2003, the equity market as a whole was rewarded with robust performance. As 2004 began, the small cap market continued the upward movement it experienced throughout 2003. However, following the initial run-up during the first three weeks of January, the Russell 2000 Growth Index experienced its first sustained correction in more than 12 months. In the quarter ended June 30, 2004, small cap stocks essentially moved sideways, as strong earnings reports were offset by concerns about Iraq, energy prices, and interest rate hikes.

Overall, stock selection in technology benefited the Fund. In the early part of the year, the Fund was overweight the sector. Both overexposure and stock selection helped performance. Technology and higher beta stocks experienced the largest sell-offs as the market corrected and we reduced our exposure to the sector. Although the sector has been mildly weak, several stocks have been hit hard on sentiment, which created buying opportunities.

In the first half of the year we remained underweight in the healthcare sector, especially in the biotechnology area due to its speculative nature and high valuations. As the year progressed, many of the proceeds from our technology sales were invested in the healthcare and consumer sectors. In the healthcare sector, our exposure to service stocks and medical technology stocks proved to be strong performers. We continued to avoid the more speculative, non-earnings stocks, which benefited the Fund.

For most of the year, the Fund remained overweight consumer stocks, which marginally helped the Fund. However, toward the end of the year, these stocks were relative underperformers because of interest rate concerns. We had positive stock selection in the sector, and as a result of its recent weakness, consumer cyclicals are starting to look interesting from a valuation perspective.

Though stock valuations remain at the upper end of historical ranges, stocks are slightly cheaper today small cap earnings are catching up to their valuations. We believe that strong earnings could continue for the remainder of 2004, which makes us positive on the market.

Going forward, our focus will continue to be on high quality revenue and earnings growth. In addition, we are cognizant of a changing interest rate environment, and must adjust our price targets accordingly.

The top ten holdings as of June 30, 2004, representing approximately 19.5% of the Fund's investments are:

10 Largest Holdings                       Percent of investments   10 Largest Holdings                       Percent of investments
  -------------------                     ----------------------   -------------------                       ----------------------
Possis Medical, Inc.                               2.3%            Novatel Wireless, Inc.                             1.8%
Alliance Data Systems Corp.                        2.3%            United Surgical Partners International, Inc.       1.8%
Sirva, Inc.                                        2.1%            Philadelphia Consolidated Holding Corp.            1.8%
ESCO Technologies, Inc.                            1.9%            Euronet Worldwide, Inc.                            1.8%
O'Reilly Automotive, Inc.                          1.9%            PTEK Holdings, Inc.                                1.7%

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The following graph compares the performance of the Roxbury Small Cap Growth Fund ("Small Cap Growth"), the Russell 2000 Growth Index and the S&P SmallCap 600 Index for the period January 2, 2003 (commencement of operations) through June 30, 2004.

                              SMALL CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*




---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                                        Since
                                      Inception
                              1 Year    1/2/03
                              ------  ---------
Small Cap Growth Fund         34.67%    43.80%
S&P SmallCap 600 Index        35.25%    32.87%
Russell 2000 Growth Index     31.55%    35.33%
---------------------------------------------------




                               [GRAPHIC OMITTED]







------------
* Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency.

     The S&P SmallCap 600 Index consists of 600 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index, with each stock's weight in the S&P SmallCap Index proportionate to its market value. The Russell 2000 Growth Index, is formed by assigning a style composite score to all of the companies in the Russell 2000 Index, a passive index that includes the smallest 2,000 stocks in the Russell 3000 Index as measured by market capitalization, to determine their growth or value characteristics. You cannot invest in an index.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

     The values shown reflect a hypothetical initial investment of $10,000 and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed.

     Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities may be less liquid and more volatile than securities of larger companies.

     You should consider the investment objectives, risks, charges and expenses of The Roxbury Funds carefully before investing. A prospectus with this and other information may be obtained at (800) 336-9970. The prospectus should be read carefully before investing.

     Distributed by Professional Funds Distributor, LLC. See financial highlights.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

ROXBURY MID CAP FUND
--------------------
The Roxbury Mid Cap Fund (the "Fund") posted solid gains for the fiscal year ended June 30, 2004. Solid earnings execution was greeted with good investor sentiment, and brought buyers back into the market. The prior Federal Reserve interest rate cuts and federal income tax cuts helped support the consumer through the recently past recession. Job increases are now on the rise and economists are forecasting economic growth over the next 18 months. For the twelve months and six months ended June 30, 2004, the Roxbury Mid Cap Fund returned 26.9%, and 6.8%, respectively. The Russell Mid Cap Growth Index returned 27.3% and 5.9%, respectively, for those same periods.

Strong performance was achieved over the past year in several sectors. Education service stocks posted strong gains as they expand their businesses. Market share consolidations are increasing earnings for the top-tier homebuilding companies. Specialty retailers and restaurants are growing their businesses by expanding their store counts across the United States. Investments in financial service stocks, particularly in the mortgage and investment services, posted solid gains. Finally, the resurgence of capital spending by companies spawned an earnings recovery in technology stocks.

The Mid Cap fund had some negative stock selections. Despite strong market performance for energy stocks, investments in the fund declined. Investments in specific companies declined due to poor business execution resulting in disappointing earnings growth. The companies included a leading doughnut retailer, an emerging educational toy manufacturer, certain technology investments, a generic drug manufacturer, a wholesale drug distributor, and certain value oriented specialty retail companies.

The current environment continues to provide ample opportunities for the Mid Cap Fund to execute its strategy. While risks exist (interest rates, terrorism, oil prices, housing bubble, etc.), corporations are posting record profits; and profits are expected to continue rising. Election years are typically positive for the stock market. Valuations are reasonable, and we are finding many opportunities to invest in high-quality companies with good long-term growth prospects. With earnings moving higher and stocks moving sideways, valuations have improved.

We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

The top ten holdings as of June 30, 2004, representing approximately 30.2% of the Fund's investments are:

10 Largest Holdings                       Percent of investments   10 Largest Holdings                       Percent of investments
-------------------                       ----------------------   -------------------                       ----------------------
Investors Financial Service Corp.                  4.3%            Intersil Corp. -- Class A                           2.6%
Willis Group Holdings Ltd.                         4.1%            Ross Stores, Inc.                                   2.5%
Corinthian Colleges, Inc.                          4.0%            D.R. Horton, Inc.                                   2.4%
North Fork Bancorporation, Inc.                    2.8%            SINA Corp.                                          2.4%
Fair, Isaac & Co., Inc.                            2.8%            American Medical Systems Holdings, Inc.             2.3%

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the performance of the Roxbury Mid Cap Fund (Class A Shares), the S&P MidCap 400 Index and the Russell MidCap Growth Index for the period December 14, 2000 (commencement of operations) through June 30, 2004.
                                  MID CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*



---------------------------------------------------
                        Average Annual Total Return
                        ---------------------------
                                        Since
                                      Inception
                              1 Year  12/14/00
                              ------  ---------
Mid Cap Fund**                19.91%     0.96%
S&P MidCap 400 Index          27.98%     6.44%
Russell MidCap Growth Index   27.33%    (3.66)%
---------------------------------------------------




                               [GRAPHIC OMITTED]





------------
* Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

**   Reflects maximum sales charge of 5.50%.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency.

     The S&P MidCap 400 Index consists of 400 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index, with each stock's weight in the S&P MidCap Index proportionate to its market value. The Russell MidCap Growth Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. You cannot invest in an index.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

     The values shown reflect a hypothetical initial investment of $10,000 and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed.

     Mid cap companies are more vulnerable than larger companies to adverse business or economic developments. Mid cap securities may be less liquid and more volatile than securities of larger companies.

     You should consider the investment objectives, risks, charges and expenses of The Roxbury Funds carefully before investing. A prospectus with this and other information may be obtained at (800) 336-9970. The prospectus should be read carefully before investing.

     Distributed by Professional Funds Distributor, LLC. See financial highlights.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


ROXBURY LARGE CAP GROWTH FUND
-----------------------------
Stocks posted strong returns during the second half of 2003 but have made little headway during 2004 as stock prices have fluctuated within a narrow range. Politics, geopolitical tension, fears of a slowdown in China, and the potential ramifications of higher interest rates have clouded what has been an outstanding period for corporate earnings growth. Large cap companies have posted earnings growth of over 20% in each of the prior four quarters driven by solid top line growth, a softer dollar, and strong execution on margins. Valuations are now the lowest we have seen since at least 1998 and look attractive given the contained inflation environment we expect.

The equity market maintained a bias toward lower quality stocks over the past 12 months as investors favored companies that struggled through the recession but have demonstrated improved earnings as the economy has recovered. This is fairly common in early stages of an economic recovery, but higher quality businesses tend to rise to the top as the recovery matures. We expect this to be the case over the next 12 months and this should benefit the Fund's high quality focus. The Fund managed this headwind reasonably well returning 13.86% for the 12 months ended June 30, 2004, while maintaining a risk profile lower than that of the Russell 1000 Growth Index benchmark. The Russell 1000 Growth Index returned 17.88% for the same period.

The principle underperformance was due to weakness in several technology stocks in the portfolio, which have been sold as well as corrections in leading healthcare companies, which we believe are undergoing short-term corrections.

The Fund strategically adjusted holdings during the period, selling stocks in early cycle sectors like interest sensitive financials and retailing, while adding to our holdings in the industrials and media area. We expect the former to be pressured by higher interest rates and slower consumer spending. Later stage growth areas like industrials and media are just beginning to benefit from increased capital investment and are poised to generate attractive top line growth and strong margin leverage well into 2005. Our sell discipline triggered our exit from several technology stocks, leaving us underweight this volatile group versus the Russell 1000 Growth Index. Healthcare was an area of focus for the fund as we seek to identify businesses that can satisfy the growing global demand for healthcare, but at affordable cost. The Fund has significant exposure to leading companies in both the medical device and pharmacy benefits management sectors. We remain underweight the pharmaceutical industry based upon sub-par new product potential, patent expiration and the likelihood of greater government controls over drug pricing.

The Fund is well represented with strong businesses with high returns on capital that are well positioned to take market share from weaker competitors. These high returns are also providing our investments with significant excess cash flow that can be used for strategic acquisitions, share buybacks and increased dividends. As earnings growth rates slow in the back half of 2004 and into 2005, we expect investors will come to appreciate the stability and lower risk of high quality growth stocks with strong cash generation.

The top ten holdings as of June 30, 2004, representing approximately 35.9% of the Fund's investments are:

10 Largest Holdings                      Percent of investments    10 Largest Holdings           Percent of investments
-------------------                      ----------------------    -------------------           ----------------------
Pfizer, Inc.                                         4.8%            Masco Corp.                             3.3%
General Electric Co.                                 4.4%            J.P. Morgan Chase & Co.                 3.1%
Johnson & Johnson                                    3.9%            Dell Inc.                               3.1%
Intel Corp.                                          3.9%            Capital One Financial Corp.             3.0%
Rockwell Automation, Inc.                            3.4%            United Technologies Corp.               3.0%

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the performance of the Roxbury Large Cap Growth Fund ("Large Cap Growth"), the Russell 1000 Growth Index and the S&P 500 Index for the past 10 years ended June 30, 2004.

                              LARGE CAP GROWTH FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*






-------------------------------------------------------------
                              Average Annual Total Return
                              ---------------------------
                              1 Year    5 Year   10 Year
                              ------  ---------  -------
Large Cap Growth              13.86%    (8.76)%   6.15%
Russell 1000 Growth Index     17.88%    (6.48)%  10.11%
S&P 500 Index                 19.11%    (2.20)%  11.83%
-------------------------------------------------------------





                                [GRAPHIC OMITTED]






---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency.

     The Russell 1000 Growth Index and the S&P 500 Index are both unmanaged stock market indexes without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

     The values shown reflect a hypothetical initial investment of $10,000 and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed.

     You should consider the investment objectives, risks, charges and expenses of The Roxbury Funds carefully before investing. A prospectus with this and other information may be obtained at (800) 336-9970. The prospectus should be read carefully before investing.

     Distributed by Professional Funds Distributor, LLC. See financial highlights.

ROXBURY FUNDS
-------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   At Roxbury, our job is to find quality companies that can provide superior profit growth over time. We continue to build our portfolios stock-by-stock, focusing on leading companies with strong growth fundamentals and attractive valuations.

   We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

Very truly yours,



/s/ Robert J. Christian                  /s/ Brian Beh

Robert J. Christian                      Brian Beh
President                                President/Chief Operating Officer
WT Mutual Fund                           Roxbury Capital Management, LLC



July 12, 2004






The comments of Messrs. Christian, and Beh reflect management's views generally regarding the market and the economy and are compiled from management's research and from comments provided by the investment adviser to the Funds. These comments reflect opinions as of the date written and are subject to change at any time.

ROXBURY FUNDS
-------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004


                                                                                           Small Cap                     Large Cap
                                                                                             Growth        Mid Cap        Growth
                                                                                             Fund+          Fund           Fund+
                                                                                          -----------    -----------   ------------
ASSETS:
Investment in Series, at value........................................................    $50,331,315    $12,757,654   $ 49,439,814
Receivable for Fund shares sold.......................................................         11,498         93,802          9,937
Receivable for investment in Series withdrawn.........................................         87,897             23        117,884
Receivable from adviser...............................................................             --         10,063             --
                                                                                          -----------    -----------   ------------
Total assets..........................................................................     50,430,710     12,861,542     49,567,635
                                                                                          -----------    -----------   ------------
LIABILITIES:
Payable for Fund shares redeemed......................................................         87,897             23        117,884
Payable for investment in Series......................................................         11,498         93,801          9,937
Accrued expenses......................................................................         14,148         17,727         22,144
                                                                                          -----------    -----------   ------------
Total liabilities.....................................................................        113,543        111,551        149,965
                                                                                          -----------    -----------   ------------
NET ASSETS............................................................................    $50,317,167    $12,749,991   $ 49,417,670
                                                                                          ===========    ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital.......................................................................    $44,107,419    $12,320,096   $140,468,069
Accumulated net investment loss.......................................................         (3,028)        (3,028)        (3,028)
Accumulated net realized gain (loss) on investments...................................      1,096,571        (12,043)   (93,408,250)
Net unrealized appreciation on investments............................................      5,116,205        444,966      2,360,879
                                                                                          -----------    -----------   ------------
NET ASSETS............................................................................    $50,317,167    $12,749,991   $ 49,417,670
                                                                                          ===========    ===========   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares.................................................................      3,003,391             --      4,974,752
 Class A Shares.......................................................................             --      2,369,580             --
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares ................................................................         $16.75                         $9.93
                                                                                               ======                         =====
 Class A Shares ......................................................................             --         $ 5.38             --
 Sales charge (maximum of 5.50% of offering price) ...................................                          0.31
                                                                                                              ------
OFFERING PRICE .......................................................................                         $5.69
                                                                                                              ======

---------------
+ The Small Cap Growth Fund was formerly the Wilmington Small Cap Growth Portfolio. The Large Cap Growth Fund was formerly the Wilmington Large Cap Growth Portfolio.



    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                                               Small Cap                 Large Cap
                                                                                                Growth       Mid Cap       Growth
                                                                                                 Fund+        Fund         Fund+
                                                                                              ----------    ---------   -----------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends (net of foreign tax withheld)..................................................    $   39,977    $  20,602   $   608,966
 Interest.................................................................................        13,443        1,845         4,370
 Expenses.................................................................................      (446,619)     (70,153)(1)  (425,683)
                                                                                              ----------    ---------   -----------
   Net investment income (loss) from Series...............................................      (393,199)     (47,706)      187,653
                                                                                              ----------    ---------   -----------
EXPENSES:
 Administration and accounting fees.......................................................        54,000       54,000        54,000
 Transfer agent fees......................................................................        20,108       62,929        28,690
 Shareholder service fees.................................................................            --       11,315            --
 Reports to shareholders..................................................................        27,159        6,580        27,937
 Trustees' fees...........................................................................        11,705       11,709        11,709
 Registration fees........................................................................        18,512        2,262        19,471
 Professional fees........................................................................         9,820        3,320        12,960
 Other....................................................................................         3,007        4,442         4,961
                                                                                              ----------    ---------   -----------
   Total expenses before fee waivers and expense reimbursements...........................       144,311      156,557       159,728
   Expenses reimbursed....................................................................            --     (102,557)           --
   Administration and accounting fees waived..............................................       (33,773)     (54,000)      (15,750)
                                                                                              ----------    ---------   -----------
    Total expenses, net...................................................................       110,538           --       143,978
                                                                                              ----------    ---------   -----------
 Net investment income (loss).............................................................      (503,737)     (47,706)       43,675
                                                                                              ----------    ---------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM SERIES:
 Net realized gain (loss) on investments..................................................     2,333,073      101,269    (1,200,494)
 Net change in unrealized appreciation (depreciation) on investments......................     4,359,850      377,472     9,094,077
                                                                                              ----------    ---------   -----------
 Net gain on investments from Series......................................................     6,692,923      478,741     7,893,583
                                                                                              ----------    ---------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................    $6,189,186    $ 431,035   $ 7,937,258
                                                                                              ==========    =========   ===========

---------------
(1) Expenses net of $7,648 of fee waivers and expense reimbursements.
 + The Small Cap Growth Fund was formerly the Wilmington Small Cap Growth Portfolio. The Large Cap Growth Fund was formerly the Wilmington Large Cap Growth Portfolio.








    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                                           Small Cap                     Large Cap
                                                                                             Growth        Mid Cap        Growth
                                                                                             Fund+          Fund           Fund+
                                                                                          -----------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).........................................................    $  (503,737)   $   (47,706)  $     43,675
 Net realized gain (loss) on investments..............................................      2,333,073        101,269     (1,200,494)
 Net change in unrealized appreciation (depreciation) of investments..................      4,359,850        377,472      9,094,077
                                                                                          -----------    -----------   ------------
 Net increase in net assets resulting from operations.................................      6,189,186        431,035      7,937,258
                                                                                          -----------    -----------   ------------
Distributions to shareholders from:
 Net investment income................................................................             --             --        (59,275)
 Net realized gain....................................................................       (837,985)            --             --
                                                                                          -----------    -----------   ------------
   Total distributions................................................................       (837,985)            --        (59,275)
                                                                                          -----------    -----------   ------------
Fund share transactions (a):
 Proceeds from shares sold............................................................     39,815,751     11,664,387      6,490,340
 Cost of shares issued on reinvestment of distributions...............................        723,329             --         42,263
 Cost of shares redeemed..............................................................     (4,408,530)      (382,478)   (23,612,491)
                                                                                          -----------    -----------   ------------
Net increase (decrease) in net assets from Fund share transactions....................     36,130,550     11,281,909    (17,079,888)
                                                                                          -----------    -----------   ------------
Total increase (decrease) in net assets...............................................     41,481,751     11,712,944     (9,201,905)
NET ASSETS:
 Beginning of year....................................................................      8,835,416      1,037,047     58,619,575
                                                                                          -----------    -----------   ------------
 End of year..........................................................................    $50,317,167    $12,749,991   $ 49,417,670
                                                                                          ===========    ===========   ============
Accumulated net investment loss.......................................................    $    (3,028)   $    (3,028)  $     (3,028)
                                                                                          ===========    ===========   ============

                                                                                             Shares        Shares         Shares
                                                                                          -----------    -----------   ------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold..........................................................................      2,534,576      2,199,324        661,035
 Shares issued on reinvestment of distributions.......................................         46,576             --          4,384
 Shares redeemed......................................................................       (270,146)       (74,502)    (2,402,820)
                                                                                          -----------    -----------   ------------
 Net increase (decrease) in shares....................................................      2,311,006      2,124,822     (1,737,401)
 Shares outstanding -- Beginning of year..............................................        692,385        244,758      6,712,153
                                                                                          -----------    -----------   ------------
 Shares outstanding -- End of year....................................................      3,003,391      2,369,580      4,974,752
                                                                                          ===========    ===========   ============

---------------
+ The Small Cap Growth Fund was formerly the Wilmington Small Cap Growth Portfolio. The Large Cap Growth Fund was formerly the Wilmington Large Cap Growth Portfolio.



    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003


                                                                                             Small Cap                   Large Cap
                                                                                              Growth       Mid Cap        Growth
                                                                                               Fund+         Fund          Fund+
                                                                                            ----------    ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss....................................................................    $  (19,364)   $   (5,209)  $    (11,351)
 Net realized gain (loss) on investments................................................       121,555       (75,773)   (17,079,820)
 Net change in unrealized appreciation (depreciation) of investments....................       756,355        91,207     15,851,950
                                                                                            ----------    ----------   ------------
 Net increase (decrease) in net assets resulting from operations........................       858,546        10,225     (1,239,221)
                                                                                            ----------    ----------   ------------
Fund share transactions (a):
 Proceeds from shares sold..............................................................     8,006,596       658,762      9,385,917
 Cost of shares redeemed................................................................       (29,726)     (139,759)   (26,418,823)
                                                                                            ----------    ----------   ------------
Net increase (decrease) in net assets from Fund share transactions......................     7,976,870       519,003    (17,032,906)
                                                                                            ----------    ----------   ------------
Total increase (decrease) in net assets.................................................     8,835,416       529,228    (18,272,127)
NET ASSETS:
 Beginning of year......................................................................            --       507,819     76,891,702
                                                                                            ----------    ----------   ------------
 End of year............................................................................    $8,835,416    $1,037,047   $ 58,619,575
                                                                                            ==========    ==========   ============

                                                                                              Shares        Shares        Shares
                                                                                            ----------    ----------   ------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold............................................................................       694,722       167,014      1,169,102
 Shares issued on reinvestment of distributions.........................................            --            --             --
 Shares redeemed........................................................................        (2,337)      (39,910)    (3,296,054)
                                                                                            ----------    ----------   ------------
 Net increase (decrease) in shares......................................................       692,385       127,104     (2,126,952)
 Shares outstanding -- Beginning of year................................................            --       117,654      8,839,105
                                                                                            ----------    ----------   ------------
 Shares outstanding -- End of year......................................................       692,385       244,758      6,712,153
                                                                                            ==========    ==========   ============

---------------
1 For the period January 2, 2003 (commencement of operations) through June 30, 2003.
+ The Small Cap Growth Fund was formerly the Wilmington Small Cap Growth Portfolio. The Large Cap Growth Fund was formerly the Wilmington Large Cap Growth Portfolio.










    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represents the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                    For the Period
                                                                  For the Fiscal   January 2, 2003(1)
                                                                     Year Ended         through
                                                                   June 30, 2004     June 30, 2003
                                                                   --------------   ----------------
SMALL CAP GROWTH FUND(4) -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .....................       $  12.76          $  10.00
                                                                   --------          --------
INVESTMENT OPERATIONS:
 Net investment loss(3) ....................................          (0.25)            (0.09)
 Net realized and unrealized gain on
  investments...............................................           4.64              2.85
                                                                   --------          --------
   Total from investment operations.........................           4.39              2.76
                                                                   --------          --------
DISTRIBUTIONS:
 From net realized gains ...................................          (0.40)               --
                                                                   --------          --------
NET ASSET VALUE -- END OF PERIOD ...........................       $  16.75          $  12.76
                                                                   ========          ========
TOTAL RETURN ...............................................         34.67%            27.60%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations............................          1.69%             1.75%*
   Excluding expense limitations............................          1.79%             9.13%*
 Net investment loss .......................................        (1.53)%           (1.45)%*
Portfolio turnover .........................................           172%               86%**
Net assets at end of period (000 omitted) ..................       $ 50,317          $  8,835

---------------
*   Annualized.
**  Not Annualized.
(1) Commencement of operations.
(2) The expense and net investment income (loss) ratios include expenses allocated from the WT Investment Trust I -- Small Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
(3) The net investment loss per share was calculated using average shares outstanding method.
(4) Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small Cap Growth Fund.










    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                For the Fiscal Years Ended        For the Period
                                                                                         June 30,               December 14, 2000(1)
                                                                             --------------------------------         through
                                                                              2004        2003        2002         June 30, 2001
                                                                            --------    --------    ---------   ------------------
MID CAP FUND -- CLASS A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..................................   $   4.24    $   4.32    $    5.55        $   5.00
                                                                            --------    --------    ---------        --------
INVESTMENT OPERATIONS:
 Net investment loss(3) .................................................      (0.05)      (0.05)       (0.06)          (0.04)
 Net realized and unrealized gain (loss) on investments .................       1.19       (0.03)       (1.08)           0.59
                                                                            --------    --------    ---------        --------
   Total from investment operations......................................       1.14       (0.08)       (1.14)           0.55
                                                                            --------    --------    ---------        --------
DISTRIBUTIONS:
 From net realized gains ................................................         --          --        (0.09)             --
                                                                            --------    --------    ---------        --------
NET ASSET VALUE -- END OF PERIOD ........................................   $   5.38    $   4.24    $    4.32        $   5.55
                                                                            ========    ========    =========        ========
TOTAL RETURN(4)                                                               26.89%     (1.85)%     (20.82)%          11.00%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations.........................................      1.55%       1.55%        1.55%           1.55%*
   Excluding expense limitations.........................................      5.18%      38.22%       63.66%         228.87%*
 Net investment loss ....................................................    (1.05)%     (1.07)%      (1.30)%         (1.22)%*
Portfolio turnover ......................................................        79%        119%         116%             47%**
Net assets at end of period (000 omitted) ...............................   $ 12,750    $  1,037    $     508        $     81

---------------
*   Annualized.
**  Not Annualized.
(1) Commencement of operations.
(2) The expense and net investment income (loss) ratios include expenses allocated from the WT Investment Trust I -- Mid Cap Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
(3) The net investment loss per share was calculated using average shares outstanding method.
(4) Excluding sales charge.







    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                      For the Fiscal Years Ended June 30,
                                                                            -------------------------------------------------------
                                                                             2004       2003         2002        2001       2000+(1)
                                                                            -------   --------    ---------    ---------   --------
LARGE CAP GROWTH FUND(5) -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR....................................    $  8.73   $   8.70    $   12.69    $   33.39   $  25.76
                                                                            -------   --------    ---------    ---------   --------
INVESTMENT OPERATIONS:
 Net investment income (loss)(3)........................................       0.01         --(4)        --(4)     (0.08)     (0.14)
 Net realized and unrealized gain (loss) on investments.................       1.20       0.03        (3.99)      (10.61)      8.70
                                                                            -------   --------    ---------    ---------   --------
   Total from investment operations.....................................       1.21       0.03        (3.99)      (10.69)      8.56
                                                                            -------   --------    ---------    ---------   --------
DISTRIBUTIONS:
 From net investment income.............................................      (0.01)        --           --           --         --
 From net realized gains................................................         --         --           --       (10.01)     (0.93)
                                                                            -------   --------    ---------    ---------   --------
NET ASSET VALUE -- END OF YEAR..........................................    $  9.93   $   8.73    $    8.70    $   12.69   $  33.39
                                                                            =======   ========    =========    =========   ========
TOTAL RETURN............................................................     13.86%      0.35%     (31.44)%     (39.41)%     33.27%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations........................................      0.98%      0.95%        0.85%        0.76%      0.75%
   Excluding expense limitations........................................      1.01%      0.98%        0.85%        0.79%      0.77%
 Net investment income (loss)...........................................      0.08%    (0.02)%      (0.04)%      (0.37)%    (0.45)%
Portfolio turnover......................................................        87%        51%          75%          78%       111%
Net assets at end of year (000 omitted).................................    $49,418   $ 58,620    $  76,892    $ 158,318   $277,290

---------------
(1) Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the WT Large Cap Growth Series.
(2) The expense and net investment income (loss) ratios include expenses allocated from the WT Investment Trust I -- WT Large Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
(3) The net investment loss per share was calculated using average shares outstanding method.
(4) Less than $0.01 per share.
(5) Effective May 4, 2004, the Wilmington Large Cap Growth Portfolio changed its name to the Roxbury Large Cap Growth Fund.
 + Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.








    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS
-------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Roxbury Small Cap Growth Fund (formerly Wilmington Small Cap Growth Portfolio), Roxbury Mid Cap Fund and Roxbury Large Cap Growth Fund (formerly Wilmington Large Cap Growth Portfolio) (each, a "Fund" and collectively, the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company is contained in separate reports to their shareholders.

   The Small Cap Growth Fund and Large Cap Growth Fund offer two classes of shares: Investor Shares and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. As of June 30, 2004, the Investor Shares have not commenced operations. The Mid Cap Fund has three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge of up to 5.50% and are subject to an ongoing shareholder service fee of 0.25% of average net assets. Class B shares are sold with a back-end sales charge that declines from 5.00% to zero if redeemed within 6 years of purchase and are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and shareholder service fee of 0.25% of average net assets. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold with a back-end sales charge of 1% if redeemed within 18 months of purchase and are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and shareholder service fee of 0.25% of average net assets. As of June 30, 2004, only Class A shares were offered and outstanding.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") which has the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. As of June 30, 2004, the Small Cap Growth Fund, Mid Cap Fund and Large Cap Growth Fund owned approximately 59%, 100% and 100%, respectively, of its corresponding Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its Series is based on the underlying securities held by that Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.

ROXBURY FUNDS
-------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Investment Income. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain or loss on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

   Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Roxbury Capital Management, LLC ("Roxbury"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides administrative and accounting services to the Funds. For its services, RSMC is paid a monthly fee of $3,000 for each Fund and $1,500 for each class of the Fund. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Funds. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments:
   100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   Roxbury has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.75% and 1.55% of average daily net assets of the Small Cap Growth Fund and Mid Cap Fund. These undertakings will remain in place until January 1, 2006 for the Small Cap Growth Fund and November 2015 for the Mid Cap Fund unless the Board of Trustees approves their earlier termination.

ROXBURY FUNDS
-------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:

                                                                                               Small Cap     Mid Cap     Large Cap
                                                                                              Growth Fund      Fund     Growth Fund
                                                                                              -----------    --------   -----------
  Paid-in capital.........................................................................     $      --     $(44,678)    $(12,572)
  Undistributed net investment income (accumulated loss)..................................       500,709       44,678       12,572
  Accumulated net realized gain (loss) on investments.....................................      (500,709)          --           --


   The tax character of distributions paid for was as follows:

                                                                                                Small Cap     Mid Cap    Large Cap
                                                                                               Growth Fund     Fund     Growth Fund
                                                                                               -----------    -------   -----------
  Year ended June 30, 2004
  Ordinary Income..........................................................................      $837,985       $--       $59,275
                                                                                                 --------       ---       -------
  Total Distributions......................................................................      $837,985       $--       $59,275
                                                                                                 ========       ===       =======


   There were no distributions for the year ended June 30, 2003.

   As of June 30, 2004, the estimated components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                              Small Cap     Mid Cap      Large Cap
                                                                                             Growth Fund      Fund      Growth Fund
                                                                                             -----------    --------   ------------
  Undistributed ordinary income..........................................................     $1,488,052          --             --
  Undistributed long-term capital gains..................................................         42,316    $ 24,449             --
  Capital loss carryforwards.............................................................             --          --   $(92,340,052)
  Post-October losses....................................................................             --          --     (1,052,688)
  Other temporary differences............................................................         (3,028)     (3,028)        (3,028)
  Net unrealized appreciation on investments.............................................      4,682,408     408,474      2,345,369
                                                                                              ----------    --------   ------------
  Total accumulated earnings (deficit)...................................................     $6,209,748    $429,895   $(91,050,399)
                                                                                              ==========    ========   ============

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each
   Fund's capital loss carryforwards will expire as follows:

                                                                        Large Cap
                                                                       Growth Fund
                                                                       -----------
  06/30/2009.......................................................    $ 4,836,830
  06/30/2010.......................................................     50,705,900
  06/30/2011.......................................................     28,793,300
  06/30/2012.......................................................      8,004,022


5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

ROXBURY FUNDS
-------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Roxbury Large Cap Growth Fund, Roxbury Mid Cap Fund, and Roxbury Small Cap Growth Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

ROXBURY FUNDS
-------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Small Cap Growth Fund and Large Cap Growth Fund intend to designate up to a maximum amount of $837,985 and $59,275, respectively, as taxed at a minimum rate of 15%. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, the ordinary income distributions (dividend income plus short-term gains, if any) that qualify for the dividends received deduction are 1.94% for the Small Cap Growth Fund and 100% for the Large Cap Growth Fund.

In January 2005, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2004, including any distributions paid between June 30, 2004 and December 31, 2004.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================



           (The following pages should be read in conjunction with the
                          Funds' Financial Statements.)

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 95.3%
 CONSUMER DISCRETIONARY -- 13.2%
  CASINO & GAMING -- 0.8%
   Alliance Gaming Corp.*..............................     39,825   $   683,397
                                                                     -----------
  HOTELS, RESTAURANTS, & LEISURE -- 0.2%
   Cabela's, Inc. - Class A*...........................      5,795       156,175
                                                                     -----------
  HOUSEHOLD DURABLES -- 1.3%
   Champion Enterprises, Inc.*.........................     61,475       564,341
   Standard Pacific Corp...............................     12,010       592,093
                                                                     -----------
                                                                       1,156,434
                                                                     -----------
  LEISURE EQUIPMENT & PRODUCTS -- 1.6%
   The Nautilus Group, Inc.............................     71,955     1,403,842
                                                                     -----------
  MEDIA -- 1.1%
   Entravision Communications
    Corp. -- Class A*..................................    122,510       940,877
                                                                     -----------
  SPECIALTY RETAIL -- 7.3%
   AnnTaylor Stores Corp.*.............................     35,192     1,019,864
   Cost Plus, Inc.*....................................     40,160     1,303,192
   O'Reilly Automotive, Inc.*..........................     35,795     1,617,933
   Stage Stores, Inc.*.................................     28,380     1,068,791
   Talbots, Inc........................................     15,060       589,599
   The Gymboree Corp.*.................................     44,605       685,133
                                                                     -----------
                                                                       6,284,512
                                                                     -----------
  TEXTILE, APPAREL, & LUXURY GOODS -- 0.9%
   Quicksilver, Inc.*..................................     33,080       787,635
                                                                     -----------
  TOTAL CONSUMER DISCRETIONARY ...................................    11,412,872
                                                                     -----------
 ENERGY -- 1.5%
  ENERGY EQUIPMENT & SERVICES -- 1.5%
   Unit Corp.*.........................................     42,400     1,333,480
                                                                     -----------
  TOTAL ENERGY ...................................................     1,333,480
                                                                     -----------
 FINANCIALS -- 4.9%
  COMMERCIAL BANKS -- 0.8%
   The Bancorp Bank*...................................     37,455       663,328
                                                                     -----------
  INSURANCE -- 3.1%
   Direct General Corp.................................     25,815       832,792
   Philadelphia Consolidated Holding
    Corp.* ............................................     26,165     1,571,731
   Procentury Corp.*...................................     31,635       307,809
                                                                     -----------
                                                                       2,712,332
                                                                     -----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  THRIFTS & MORTGAGE FINANCING -- 1.0%
   Sterling Financial Corp.*............................    27,857   $   887,803
                                                                     -----------
  TOTAL FINANCIALS ...............................................     4,263,463
                                                                     -----------
 HEALTHCARE -- 20.9%
  BIOTECHNOLOGY -- 4.7%
   Alkermes, Inc.*......................................    43,790       595,544
   Animas, Corp.*.......................................    36,825       686,786
   Bioenvision, Inc.*...................................    59,430       520,607
   Isolagen, Inc.*......................................    36,955       379,897
   Neurocrine Biosciences, Inc.*........................    10,840       562,054
   United Therapeutics Corp.*...........................    52,640     1,350,216
                                                                     -----------
                                                                       4,095,104
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
   Arthrocare Corp.*....................................    39,720     1,155,058
   I-Flow Corp.*........................................    48,510       575,329
   INAMED Corp.*........................................    17,040     1,070,964
   North American Scientific, Inc.*.....................    39,885       335,034
   Possis Medical, Inc.*................................    59,145     2,019,802
   Quinton Cardiology Systems, Inc.*....................    40,810       413,405
                                                                     -----------
                                                                       5,569,592
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICE -- 6.5%
   Amedisys, Inc.*......................................    33,920     1,120,717
   Henry Schein, Inc.*..................................    10,265       648,132
   Symbion, Inc.*.......................................    64,235     1,121,543
   United Surgical Partners International, Inc.*........    40,635     1,603,863
   VCA Antech, Inc.*....................................    26,125     1,170,923
                                                                     -----------
                                                                       5,665,178
                                                                     -----------
  HEALTHCARE -- EQUIPMENT -- 1.3%
   Cyberonics, Inc.*....................................    19,780       659,861
   SonoSite, Inc.*......................................    18,080       432,293
                                                                     -----------
                                                                       1,092,154
                                                                     -----------
  PHARMACEUTICALS -- 2.0%
   Flamel Technologies S.A. -- ADR*.....................    41,440     1,020,667
   Pain Therapeutics, Inc.*.............................    83,085       669,665
                                                                     -----------
                                                                       1,690,332
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    18,112,360
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 INDUSTRIALS -- 16.3%
  BUILDING PRODUCTS -- 1.0%
   ElkCorp.............................................     36,185   $   866,269
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.0%
   Gevity HR, Inc......................................     20,210       529,300
   Laureate Education, Inc.*...........................     34,400     1,315,456
   The Corporate Executive Board Co....................     12,325       712,262
                                                                     -----------
                                                                       2,557,018
                                                                     -----------
  CONSTRUCTION & ENGINEERING -- 0.9%
   Perini Corp.*.......................................     75,510       805,692
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 1.9%
   Artesyn Technologies, Inc.*.........................     98,935       890,415
   Intermagnetics General Corp.*.......................     21,955       747,129
                                                                     -----------
                                                                       1,637,544
                                                                     -----------
  MACHINERY -- 5.7%
   Briggs & Stratton Corp..............................      6,695       591,503
   Cherokee International Corp.*.......................     41,750       476,368
   CLARCOR, Inc........................................     20,098       920,488
   Donaldson Co., Inc..................................     45,335     1,328,316
   ESCO Technologies, Inc.*............................     30,550     1,630,147
                                                                     -----------
                                                                       4,946,822
                                                                     -----------
  RAIL & ROAD -- 1.7%
   Overnite Corp.*.....................................     29,500       867,300
   SCS Transportation, Inc.*...........................     22,685       598,657
                                                                     -----------
                                                                       1,465,957
                                                                     -----------
  TRANSPORT INFRASTRUCTURE -- 2.1%
   Sirva, Inc.*........................................     78,715     1,810,444
                                                                     -----------
  TOTAL INDUSTRIALS ..............................................    14,089,746
                                                                     -----------
 INFORMATION TECHNOLOGY -- 35.0%
  COMMUNICATIONS EQUIPMENT -- 3.4%
   Foundry Networks, Inc.*.............................     35,595       500,822
   Seachange International, Inc.*......................     47,200       796,736
   Symmetricom, Inc.*..................................    169,245     1,506,281
   Vyyo, Inc.*.........................................     25,778       166,784
                                                                     -----------
                                                                       2,970,623
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  COMPUTERS & PERIPHERALS -- 5.1%
   Cray, Inc.*.........................................    189,950   $ 1,257,469
   Dot Hill Systems Corp.*.............................     77,395       867,598
   Hypercom Corp.*.....................................     83,900       708,955
   Novatel Wireless, Inc.*.............................     60,760     1,610,139
                                                                     -----------
                                                                       4,444,161
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUCTION -- 3.1%
   Digital Theater Systems, Inc.*......................     44,910     1,174,397
   Paxar Corp.*........................................     75,195     1,467,806
                                                                     -----------
                                                                       2,642,203
                                                                     -----------
  INTERNET SOFTWARE & SERVICES -- 1.0%
   Stellent, Inc.*.....................................    106,105       906,137
                                                                     -----------
  IT SERVICES -- 4.8%
   Alliance Data Systems Corp.*........................     46,795     1,977,088
   CSG Systems International, Inc.*....................     33,050       684,135
   Euronet Worldwide, Inc.*............................     66,210     1,531,436
                                                                     -----------
                                                                       4,192,659
                                                                     -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 7.2%
   Brooks Automation, Inc.*............................     67,745     1,365,062
   Credence Systems Corp.*.............................     49,320       680,616
   Fairchild Semiconductor
    International, Inc.* ..............................     33,035       540,783
   Hi/Fn, Inc.*........................................     42,790       511,341
   Radisys Corp.*......................................     63,000     1,169,910
   Semtech Corp.*......................................     27,425       645,585
   Trident Microsystems, Inc.*.........................     46,870       525,413
   Zoran Corp.*........................................     37,900       695,465
                                                                     -----------
                                                                       6,134,175
                                                                     -----------
  SOFTWARE -- 10.4%
   Cognos, Inc.*.......................................     31,405     1,135,605
   Kronos, Inc.*.......................................     27,180     1,119,816
   Macrovision Corp.*..................................     54,995     1,376,525
   Mentor Graphics Corp.*..............................     74,200     1,147,874
   Microstrategy, Inc. -- Class A*.....................     25,790     1,101,233
   Open Solutions, Inc.*...............................     34,095       851,693
   Peregrine Systems, Inc.*............................     24,770       466,295
   RADWARE, Ltd.*......................................     37,580       640,739
   Verity, Inc.*.......................................        215         2,905
   Watchguard Technologies, Inc.*......................    152,920     1,104,082
                                                                     -----------
                                                                       8,946,767
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................    30,236,725
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 MATERIALS -- 1.8%
  CONTAINERS & PACKAGING -- 1.0%
   Longview Fibre Co...................................     57,775   $   851,026
  STEEL -- 0.8%
   Schnitzer Steel Industries Inc --
    Class A ...........................................     20,685       702,463
                                                                     -----------
  TOTAL MATERIALS ................................................     1,553,489
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 1.7%
  DIVERSIFIED TELECOMM SERVICES -- 1.7%
   PTEK Holdings, Inc.*................................    131,465     1,515,791
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................     1,515,791
                                                                     -----------
  TOTAL COMMON STOCK (COST $74,555,944) ..........................    82,517,926
                                                                     -----------



                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
SHORT-TERM INVESTMENTS -- 4.7%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series ............................    2,052,376   $ 2,052,376
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series ............................    2,052,376     2,052,376
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (COST $4,104,752) ............................................     4,104,752
                                                                     -----------
TOTAL INVESTMENTS
  (COST $78,660,696)+ -- 100.0%...................................   $86,622,678
                                                                     ===========
---------------
ADR -- American Depository Receipt

*  Non-income producing security.

+ The cost for Federal income tax purposes was $79,278,684. At June 30, 2004, net unrealized appreciation was $7,343,994. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,724,181 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,380,187.











    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
-------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 95.0%
 CONSUMER DISCRETIONARY -- 19.6%
  HOTELS, RESTAURANTS, & LEISURE -- 3.7%
   Ruby Tuesday, Inc.....................................     8,050   $  220,973
   Starwood Hotels & Resorts Worldwide, Inc..............     5,600      251,160
                                                                      ----------
                                                                         472,133
                                                                      ----------
  HOUSEHOLD DURABLES -- 5.4%
   Yankee Candle Co., Inc.*..............................     3,800      111,150
   D.R. Horton, Inc......................................    11,100      315,240
   Toll Brothers, Inc.*..................................     6,400      270,848
                                                                      ----------
                                                                         697,238
                                                                      ----------
  MEDIA -- 0.9%
   Getty Images, Inc.*...................................     1,950      117,000
                                                                      ----------
  MULTILINE RETAIL -- 2.0%
   Dollar Tree Stores, Inc.*.............................     9,200      252,356
                                                                      ----------
  SPECIALTY RETAIL -- 7.6%
   Abercrombie & Fitch Co. -- Class A*...................     6,975      270,281
   Advance Auto Parts, Inc.*.............................     5,700      251,826
   Carmax, Inc...........................................     6,700      146,529
   Ross Stores, Inc......................................    11,900      318,444
                                                                      ----------
                                                                         987,080
                                                                      ----------
 TOTAL CONSUMER DISCRETIONARY .....................................    2,525,807
                                                                      ----------
 CONSUMER STAPLES -- 1.8%
  PERSONAL PRODUCTS -- 1.8%
   Alberto-Culver Co. -- Class B.........................     4,717      236,510
                                                                      ----------
 TOTAL CONSUMER STAPLES ...........................................      236,510
                                                                      ----------
 FINANCIALS -- 21.7%
  CAPITAL MARKETS -- 7.5%
   Affiliated Managers Group, Inc.*......................     4,875      245,554
   Ameritrade Holding Corp.*.............................    14,400      163,440
   Investors Financial Service Corp......................    12,750      555,645
                                                                      ----------
                                                                         964,639
                                                                      ----------
  COMMERCIAL BANKS -- 6.7%
   Commerce Bancorp, Inc.*...............................     4,500      247,545
   North Fork Bancorp, Inc...............................     9,600      365,280
   TCF Financial Corp....................................     4,425      256,871
                                                                      ----------
                                                                         869,696
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE -- 5.6%
   Arthur J. Gallagher & Co..............................     6,600   $  200,970
   Willis Group Holdings, Ltd.*..........................    14,000      524,300
                                                                      ----------
                                                                         725,270
                                                                      ----------
  THRIFTS & MORTGAGE FINANCING -- 1.9%
   Countrywide Financial Corp............................     3,525      247,631
                                                                      ----------
 TOTAL FINANCIALS .................................................    2,807,236
                                                                      ----------
 HEALTHCARE -- 15.7%
  BIOTECHNOLOGY -- 5.1%
   Celgene Corp.*........................................     2,625      150,308
   Cephalon, Inc.*.......................................     4,800      259,200
   Invitrogen Corp.*.....................................     3,400      244,766
                                                                      ----------
                                                                         654,274
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 7.6%
   Advanced Neuromodulation Systems, Inc.*...............     4,900      160,720
   American Medical Systems Holdings, Inc.*..............     8,900      299,930
   Kinetic Concepts, Inc.*...............................     5,100      254,490
   The Cooper Companies, Inc.............................     4,225      266,893
                                                                      ----------
                                                                         982,033
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICE -- 3.0%
   Express Scripts, Inc. -- Class A*.....................     3,300      261,459
   VCA Antech, Inc.*.....................................     2,800      125,496
                                                                      ----------
                                                                         386,955
                                                                      ----------
 TOTAL HEALTHCARE .................................................    2,023,262
                                                                      ----------
 INDUSTRIALS -- 10.3%
  COMMERCIAL SERVICES & SUPPLIES -- 8.3%
   Career Education Corp.*...............................     3,153      143,651
   Corinthian Colleges, Inc.*............................    21,025      520,158
   Stericycle, Inc.*.....................................     5,250      271,635
   The Corporate Executive Board Co.*....................     2,350      135,807
                                                                      ----------
                                                                       1,071,251
                                                                      ----------
  MACHINERY -- 2.0%
   Donaldson Co., Inc....................................     8,950      262,235
                                                                      ----------
 TOTAL INDUSTRIALS ................................................    1,333,486
                                                                      ----------




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
-------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INFORMATION TECHNOLOGY -- 21.7%
  COMPUTERS & PERIPHERALS -- 1.6%
   Lexmark International Group, Inc. -- Class A*.........     2,175   $  209,953
  INTERNET SOFTWARE & SERVICES -- 5.8%
   Ask Jeeves, Inc.*.....................................     6,400      249,792
   Internet Security Systems, Inc.*......................    12,100      185,614
   SINA Corp.*...........................................     9,475      312,580
                                                                      ----------
                                                                         747,986
                                                                      ----------
  IT SERVICES -- 2.0%
   Affiliated Computer Services, Inc. -- Class A*........     4,880      258,347
  SEMICONDUCTORS & SEMI EQUIPMENT -- 6.3%
   Intersil Corp. -- Class A*............................    15,450      334,647
   Microchip Technology, Inc.*...........................     6,500      205,010
   Silicon Laboratories, Inc.*...........................     6,000      278,100
                                                                      ----------
                                                                         817,757
                                                                      ----------
  SOFTWARE -- 6.0%
   Cognos, Inc.*.........................................     7,200   $  260,352
   Fair, Isaac & Co., Inc................................    10,700      357,166
   Red Hat, Inc.*........................................     6,600      151,602
                                                                      ----------
                                                                         769,120
                                                                      ----------
 TOTAL INFORMATION TECHNOLOGY .....................................    2,803,163
                                                                      ----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 MATERIALS -- 2.1%
  CHEMICALS -- 2.1%
   The Scotts Co.*.....................................      4,150   $   265,102
                                                                     -----------
 TOTAL MATERIALS .................................................       265,102
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 2.1%
  WIRELESS TELECOMM SERVICES -- 2.1%
   NII Holdings, Inc.*.................................      8,000       269,520
                                                                     -----------
 TOTAL TELECOMMUNICATIONS SERIES .................................       269,520
                                                                     -----------
  TOTAL COMMON STOCK (COST $11,819,075) ..........................    12,264,086
                                                                     -----------
SHORT-TERM INVESTMENTS -- 5.0%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series...............................    322,819       322,819
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series...............................    322,819       322,819
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $645,638) ...............................................       645,638
                                                                     -----------
TOTAL INVESTMENTS
 (Cost $12,464,713)+ -- 100.0% ...................................   $12,909,724
                                                                     ===========


----------
*  Non-income producing security.
+ The cost for federal income tax purposes was $12,501,296. At June 30, 2004, net unrealized appreciation was $408,428. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $792,832, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $384,404.





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 98.1%
 CONSUMER DISCRETIONARY -- 15.3%
  INTERNET & CATALOG RETAIL -- 1.5%
   eBay, Inc.*...........................................     8,290   $  762,266
                                                                      ----------
                                                                         762,266
                                                                      ----------
  MEDIA -- 9.1%
   Comcast Corp. -- Class A*.............................    51,075    1,410,180
   Fox Entertainment Group, Inc. -- Class A*.............    42,600    1,137,420
   Getty Images, Inc.*...................................    16,670    1,000,200
   Viacom, Inc. -- Class B...............................    24,810      886,213
                                                                      ----------
                                                                       4,434,013
                                                                      ----------
  SPECIALTY RETAIL -- 4.7%
   Home Depot, Inc.......................................    29,475    1,037,520
   The TJX Companies, Inc................................    53,900    1,301,146
                                                                      ----------
                                                                       2,338,666
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    7,534,945
                                                                      ----------
 CONSUMER STAPLES -- 5.6%
  BEVERAGES -- 1.9%
   PepsiCo, Inc..........................................    17,750      956,370
                                                                      ----------
                                                                         956,370
                                                                      ----------
  HOUSEHOLD PRODUCTS -- 1.5%
   Colgate-Palmolive Co..................................    12,875      752,544
                                                                      ----------
                                                                         752,544
                                                                      ----------
  PERSONAL PRODUCTS -- 2.2%
   Alberto-Culver Co. -- Class B.........................    20,650    1,035,391
                                                                      ----------
                                                                       1,035,391
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    2,744,305
                                                                      ----------
 FINANCIALS -- 15.4%
  CAPITAL MARKETS -- 5.0%
   Goldman Sachs Group, Inc..............................    10,245      964,669
   J.P. Morgan Chase & Co................................    39,250    1,521,722
                                                                      ----------
                                                                       2,486,391
                                                                      ----------
  CONSUMER FINANCE -- 3.0%
   Capital One Financial Corp............................    21,975    1,502,651
                                                                      ----------
                                                                       1,502,651
                                                                      ----------
  INSURANCE -- 2.0%
   AFLAC, Inc............................................    24,700    1,008,007
                                                                      ----------
                                                                       1,008,007
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  THRIFTS & MORTGAGE FINANCING -- 5.4%
   Fannie Mae...........................................    20,675   $ 1,475,368
   Freddie Mac..........................................    17,745     1,123,259
                                                                     -----------
                                                                       2,598,627
                                                                     -----------
  TOTAL FINANCIALS ...............................................     7,595,676
                                                                     -----------
 HEALTHCARE -- 22.9%
  BIOTECHNOLOGY -- 2.9%
   Amgen, Inc.*.........................................    26,210     1,430,280
                                                                     -----------
                                                                       1,430,280
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 5.4%
   Guidant Corp.........................................    22,275     1,244,727
   Medtronic, Inc.......................................    29,400     1,432,368
                                                                     -----------
                                                                       2,677,095
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICE -- 3.1%
   Caremark Rx, Inc.*...................................    15,150       499,041
   Medco Health Solutions, Inc.*........................    27,750     1,040,625
                                                                     -----------
                                                                       1,539,666
                                                                     -----------
  PHARMACEUTICALS -- 11.5%
   Forest Laboratories, Inc.*...........................    23,275     1,318,063
   Johnson & Johnson....................................    34,550     1,924,435
   Pfizer, Inc..........................................    69,500     2,382,460
                                                                     -----------
                                                                       5,624,958
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    11,271,999
                                                                     -----------
 INDUSTRIALS -- 16.2%
  AEROSPACE & DEFENSE -- 3.0%
   United Technologies Corp.............................    16,250     1,486,550
                                                                     -----------
                                                                       1,486,550
                                                                     -----------
  BUILDING PRODUCTS -- 3.3%
   Masco Corp...........................................    52,100     1,624,478
                                                                     -----------
                                                                       1,624,478
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 2.1%
   Corinthian Colleges, Inc.*...........................    41,250     1,020,525
                                                                     -----------
                                                                       1,020,525
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 3.4%
   Rockwell Automation, Inc.............................    44,425     1,666,382
                                                                     -----------
                                                                       1,666,382
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INDUSTRIAL CONGLOMERATES -- 4.4%
   General Electric Co...................................    67,950   $2,201,580
                                                                      ----------
                                                                       2,201,580
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    7,999,515
                                                                      ----------
 INFORMATION TECHNOLOGY -- 20.2%
  COMMUNICATIONS EQUIPMENT -- 3.8%
   Cisco Systems, Inc.*..................................    43,700    1,035,690
   Emulex Corp.*.........................................    58,300      834,273
                                                                      ----------
                                                                       1,869,963
                                                                      ----------
  COMPUTERS & PERIPHERALS -- 3.1%
   Dell, Inc.*...........................................    42,450    1,520,559
                                                                      ----------
                                                                       1,520,559
                                                                      ----------
  INTERNET SOFTWARE & SERVICES -- 0.9%
   SINA Corp.*...........................................    13,700      451,963
                                                                      ----------
                                                                         451,963
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 8.2%
   Intel Corp............................................    69,000    1,904,400
   National Semiconductor Corp.*.........................    48,100    1,057,719
   Silicon Laboratories, Inc.*...........................    23,675    1,097,336
                                                                      ----------
                                                                       4,059,455
                                                                      ----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  SOFTWARE -- 4.2%
   Microsoft Corp......................................     37,650   $ 1,075,284
   SAP AG -- ADR.......................................     24,190     1,011,384
                                                                     -----------
                                                                       2,086,668
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................     9,988,608
                                                                     -----------
 MATERIALS -- 2.5%
  CHEMICALS -- 2.5%
   Praxair, Inc........................................     31,375     1,252,176
                                                                     -----------
  TOTAL MATERIALS ................................................     1,252,176
                                                                     -----------
  TOTAL COMMON STOCK
   (COST $46,026,320) ............................................    48,387,224
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.9%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series...............................    478,930       478,930
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series...............................    478,930       478,930
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (COST  $957,860) ..............................................       957,860
                                                                     -----------
TOTAL INVESTMENTS
 (Cost $46,984,180)+ -- 100.0% ...................................   $49,345,084
                                                                     ===========

----------
ADR -- American Depository Receipt
*  Non-income producing security.
+ The cost for federal income tax purposes was $46,999,690. At June 30, 2004, net unrealized appreciation was $2,345,394. This consisted of aggregate gross unrealized appreciation for all securities which there was an excess of market value over tax cost of $4,560,446 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,215,052.














    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004


                                                                                           Small Cap                   WT Large Cap
                                                                                             Growth        Mid Cap        Growth
                                                                                             Series        Series         Series
                                                                                          -----------    -----------   ------------
ASSETS:
Investment in securities, at value*...................................................    $86,622,678    $12,909,724    $49,345,084
Receivable for contributions..........................................................        192,570         93,801          9,937
Receivable for investments sold.......................................................      1,443,607         94,453        215,097
Dividends and interest receivable.....................................................          7,125          4,975         18,039
                                                                                          -----------    -----------    -----------
Total assets..........................................................................     88,265,980     13,102,953     49,588,157
                                                                                          -----------    -----------    -----------
LIABILITIES:
Payable for withdrawals...............................................................        108,865             23        117,884
Payable for investments purchased.....................................................      2,414,459        331,107             --
Accrued advisory fee..................................................................         67,138          5,133         22,031
Accrued expenses......................................................................         25,419          7,965          7,811
                                                                                          -----------    -----------    -----------
Total liabilities.....................................................................      2,615,881        344,228        147,726
                                                                                          -----------    -----------    -----------
NET ASSETS............................................................................    $85,650,099    $12,758,725    $49,440,431
                                                                                          ===========    ===========    ===========
*Investments at cost..................................................................    $78,660,696    $12,464,713    $46,984,180




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                                               Small Cap               WT Large Cap
                                                                                                Growth      Mid Cap       Growth
                                                                                                Series       Series       Series
                                                                                              ----------    --------   ------------
INVESTMENT INCOME:
 Dividends................................................................................    $   62,639    $ 20,607    $   614,211
 Interest.................................................................................        21,761       1,845          4,370
 Foreign tax withheld.....................................................................            --          --         (5,239)
                                                                                              ----------    --------    -----------
   Total investment income................................................................        84,400      22,452        613,342
                                                                                              ----------    --------    -----------
EXPENSES:
 Advisory fees............................................................................       525,397      34,031        318,436
 Administration and accounting fees.......................................................        49,256       4,254         54,279
 Custody fees.............................................................................        84,062      22,760         17,196
 Trustees' fees...........................................................................         3,943       3,943          3,942
 Professional fees........................................................................        27,949       4,168         23,064
 Other....................................................................................         9,551       8,664          8,770
                                                                                              ----------    --------    -----------
   Total expenses before fee waivers and expense reimbursements...........................       700,158      77,820        425,687
   Fees waived and expenses reimbursed....................................................            --      (7,653)            --
                                                                                              ----------    --------    -----------
    Total expenses, net...................................................................       700,158      70,167        425,687
                                                                                              ----------    --------    -----------
 Net investment income (loss).............................................................      (615,758)    (47,715)       187,655
                                                                                              ----------    --------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments..................................................       560,702     101,544     (1,200,479)
 Net change in unrealized appreciation (depreciation) on investments......................     7,205,387     377,434      9,094,136
                                                                                              ----------    --------    -----------
 Net gain on investments..................................................................     7,766,089     478,978      7,893,657
                                                                                              ----------    --------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................    $7,150,331    $431,263    $ 8,081,312
                                                                                              ==========    ========    ===========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                           Small Cap                   WT Large Cap
                                                                                            Growth         Mid Cap        Growth
                                                                                            Series         Series         Series
                                                                                         ------------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)........................................................    $   (615,758)   $   (47,715)  $    187,655
 Net realized gain (loss) on investments.............................................         560,702        101,544     (1,200,479)
 Net change in unrealized appreciation (depreciation) on investments.................       7,205,387        377,434      9,094,136
                                                                                         ------------    -----------   ------------
Net increase in net assets resulting from operations.................................       7,150,331        431,263      8,081,312
                                                                                         ------------    -----------   ------------
Transactions in beneficial interests:
 Contributions.......................................................................      81,578,526     11,782,692      6,490,340
 Withdrawals.........................................................................     (11,915,449)      (489,820)   (23,767,196)
                                                                                         ------------    -----------   ------------
Net increase (decrease) in net assets from transactions in beneficial interest.......      69,663,077     11,292,872    (17,276,856)
                                                                                         ------------    -----------   ------------
Total increase (decrease) in net assets..............................................      76,813,408     11,724,135     (9,195,544)
NET ASSETS:
 Beginning of year...................................................................       8,836,691      1,034,590     58,635,975
                                                                                         ------------    -----------   ------------
 End of year.........................................................................    $ 85,650,099    $12,758,725   $ 49,440,431
                                                                                         ============    ===========   ============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                             Small Cap                 WT Large Cap
                                                                                              Growth       Mid Cap        Growth
                                                                                              Series1       Series        Series
                                                                                            ----------    ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)...........................................................    $  (19,373)   $   (5,166)  $    120,592
 Net realized gain (loss) on investments................................................       121,599       (75,894)   (17,079,926)
 Net change in unrealized appreciation (depreciation) on investments....................       756,595        91,319     15,852,059
                                                                                            ----------    ----------   ------------
Net increase (decrease) in net assets resulting from operations.........................       858,821        10,259     (1,107,275)
                                                                                            ----------    ----------   ------------
Transactions in beneficial interests:
 Contributions..........................................................................     8,052,871       744,594      9,382,721
 Withdrawals............................................................................       (75,001)     (225,988)   (26,587,965)
                                                                                            ----------    ----------   ------------
Net increase (decrease) in net assets from transactions in beneficial interest..........     7,977,870       518,606    (17,205,244)
                                                                                            ----------    ----------   ------------
Total increase (decrease) in net assets.................................................     8,836,691       528,865    (18,312,519)
NET ASSETS:
 Beginning of year......................................................................            --       505,725     76,948,494
                                                                                            ----------    ----------   ------------
 End of year............................................................................    $8,836,691    $1,034,590   $ 58,635,975
                                                                                            ==========    ==========   ============

---------------
1 For the period January 3, 2003 (commencement of operations) through June 30, 2003.























    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Growth Series, Mid Cap Series and WT Large Cap Growth Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") provides investment advisory services to the Small Cap Growth Series, Mid Cap Series and WT Large Cap Growth Series. For its services, Roxbury receives a fee as follows:

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                          % of Average Daily Net Assets
                                     --------------------------------------    ---
  Small Cap Growth Series            1.00% up to $1 billion; .95% of next
                                     $1 billion; and
                                     .90% in excess of $2 billion
  Mid Cap Series                     .75% up to $1 billion; .70% of next $1
                                     billion; and
                                     .65% in excess of $2 billion
  WT Large Cap Growth Series         .55% up to $1 billion; .50% of next $1
                                     billion; and
                                     .45% in excess of $2 billion

   Roxbury has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.75% and 1.55% of the average daily net assets of the Small Cap Growth Series and Mid Cap Series, respectively. These undertakings will remain in place until January 1, 2006 for the Small Cap Growth Series and November 2015 for the Mid Cap Series, respectively unless the Board of Trustees approves their earlier termination.

   Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of each Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion.

   RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of Roxbury, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                         Small Cap        Mid Cap      WT Large Cap
                                                                                       Growth Series      Series      Growth Series
                                                                                       -------------    -----------   -------------
  Purchases........................................................................     $149,418,377    $14,367,931    $49,281,641
  Sales............................................................................       82,848,750      3,594,843     65,786,580


5. FINANCIAL HIGHLIGHTS.

                                                                                                           For the Period
                                                                                            For the       January 2, 2003(1)
                                                                                      Fiscal Year Ended        Through
                                                                                        June 30, 2004       June 30, 2003
                                                                                      -----------------    ----------------
  SMALL CAP GROWTH SERIES
  Total Return ....................................................................          35.03%              27.60%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations .................................................           1.33%               1.75%*
    Excluding expense limitations .................................................           1.33%               3.18%*
   Net investment loss ............................................................         (1.17)%             (1.45)%*
  Portfolio Turnover Rate .........................................................            172%                 86%**

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



                                                                                    For the Fiscal Years Ended     For the Period
                                                                                             June 30,           December 14, 2000(1)
                                                                                    --------------------------         Through
                                                                                    2004      2003      2002        June 30, 2001
                                                                                   ------    ------    -------   ------------------
  MID CAP SERIES
  Total Return..................................................................    26.89%   (1.85)%   (20.82)%         11.00%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................................     1.55%     1.55%      1.55%          1.55%*
    Excluding expense limitations ..............................................     1.72%     6.60%     10.78%            NM
   Net investment loss .........................................................   (1.05)%   (1.06)%    (1.32)%        (1.24)%*
  Portfolio Turnover Rate.......................................................       79%      119%       116%            47%**




                                                                                 For the Fiscal Years Ended        For the Period
                                                                                          June 30,               November 1, 1999(1)
                                                                              ---------------------------------        Through
                                                                             2004    2003      2002      2001       June 30, 2000
                                                                             -----   ----    -------    -------   -----------------
  WT LARGE CAP GROWTH SERIES
  Total Return...........................................................    14.10%  0.58%   (31.32)%   (39.35)%         28.40%**
  Ratios to Average Net Assets:
   Expenses..............................................................     0.74%  0.72%      0.69%      0.69%          0.67%*
   Net investment income (loss)..........................................     0.32%  0.21%      0.11%    (0.31)%        (0.47)%*
  Portfolio Turnover Rate................................................       87%    51%        75%        78%            88%**


   *   Annualized.
   **  Not annualized.
   (1) Commencement of operations.
   NM Not Meaningful

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Large Cap Growth Series, Mid Cap Series, and Small Cap Growth Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                   /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).


INDEPENDENT TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens);
                                                                                                                  and LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986;
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
 TRUSTEES AND OFFICERS -- continued




INDEPENDENT TRUSTEES


                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund            Other
                          Position(s)          Term of Office             Occupation(s)           Complex       Directorships
                          Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age    Fund Complex           Time Served                Five Years            Trustee          Trustee
---------------------    --------------   ------------------------    ----------------------   -------------    --------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds;
                                          November 2001.              Law since July 1997.                      and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society
                                                                      University of Maryland                    of
                                                                      School of Law from                        Pennsylvania.
                                                                      1994 to 1997.
EXECUTIVE OFFICERS


                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund            Other
                          Position(s)          Term of Office             Occupation(s)           Complex       Directorships
                           Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age    Fund Complex           Time Served                Five Years            Trustee          Trustee
---------------------   --------------   ------------------------    ----------------------   -------------    --------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A              N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A              N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A              N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A              N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
 TRUSTEES AND OFFICERS -- continued




EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                  Principal               Fund            Other
                                Position(s)          Term of Office             Occupation(s)            Complex      Directorships
                                Held with           and Length of               During Past           Overseen by       Held by
Name, Address and Age           Fund Complex          Time Served                 Five Years             Trustee         Trustee
---------------------          --------------   -----------------------    -----------------------    -------------   -------------
PAT COLLETTI                   Vice President   Shall serve at the         Vice President and              N/A             N/A
301 Bellevue Parkway           and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                            and until successor is     Accounting and
Date of Birth: 11/58                            elected and qualified.     Administration of
                                                Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON               Secretary        Shall serve at the         Officer, Wilmington             N/A             N/A
Date of Birth: 8/65                             pleasure of the Board      Trust Company since
                                                and until successor is     1998. Officer, Rodney
                                                elected and qualified.     Square Management
                                                Officer since November     Corporation since 1992.
                                                2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                 Mark A. Sargent
                              --------------------

                                    OFFICERS
                         Robert J. Christian, President/
                             Chief Executive Officer
                           Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                             Chief Financial Officer
                           Fred Filoon, Vice President
                             Pat Colletti, Treasurer
                              --------------------

                               INVESTMENT ADVISER
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                              --------------------

                                  ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                 TRANSFER AGENT,
                              SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------





This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Roxbury Funds.


WROX-ANN-6/04

                                 R O X B U R Y
                            CAPITAL MANAGEMENT, LLC


                    ---------------------------------------



                               THE ROXBURY FUNDS



                             Small Cap Growth Fund

                                  Mid Cap Fund

                             Large Cap Growth Fund




                    ---------------------------------------


                                 Annual Report
                                 June 30, 2004

                    ---------------------------------------

--------------------------------------------------------------------------------
SPECIAL NOTICE TO SHAREHOLDERS




================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) CRM-2883, or by accessing the SEC's website at www.sec.gov.





--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

                                 THE CRM FUNDS


================================================================================
                   FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883
--------------------------------------------------------------------------------
ANNUAL REPORT                                                     JUNE 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   As has been well publicized, the stock market followed a surprisingly speculative path in 2003. The lowest price, highest P/E, most leveraged companies outperformed everything else. Investors, instead of being chastened by the poor performance results of 2002, seem to be intent on over compensating for lost values. The robust 4th Quarter market performance was quite a capstone to an extraordinary 2003 as pre-Iraqi War fears and anxiety over deflation quickly gave way to a surprisingly strong 3Q GDP expansion of over 8%. The cumulative effect of the fiscal and monetary stimulus propelled consumer spending and corporate investment. Many of the market trends in place during 2003 continued into the first quarter of 2004: most notably, small capitalization stocks generally outperformed large capitalization stocks, which was in response to better news on the economy and cheaper company valuations. The long awaited US economic recovery is starting to show signs of life as evidenced by improved economic data, corporate profitability and consumer confidence. Worldwide demand picked up with China becoming the second growth engine and Japan awakened from a decade of hibernation. More recently, inflationary expectations have increased due to higher energy, commodity and healthcare prices and the stock market has settled into a trading range reflecting the tug of war between earnings and interest rates and the increased influence of hedge funds. The overlay of Iraq and concerns about terrorism create plenty of uncertainty in this Presidential election year. At the same time, individual stock volatility persists, presenting opportunities for better entry points. The improving economy and corporate decision making involving change and capital deployment have provided fertile ground for our style of value investing.

   THE CRM SMALL CAP VALUE FUND returned 33.23% for the past fiscal year. Our top five contributors to performance during the year were: Terex Corp., SkillSoft, J. Jill Group, Transaction Systems and Insight Enterprises. Terex Corporation continues to be a strong performer as it generates significant improvements in free cash flows from recent acquisitions. This is a company where the strategic change looks to be more significant than originally anticipated. The Company continues to benefit from its successful integration of its recently acquired Genie aerial platforms business. Strong execution on this front is leading to better than expected cash flow generation and market share gains. SkillSoft remains a top contributor as the integration of its SmartForce acquisition continues to exceed expectations. As is often the case with strategic change, the upside to future cash flows appears greater than we first anticipated, leaving ongoing upside potential. J. Jill Group's management team made significant progress during the year in revamping both its merchandise and its retail strategy, which resulted in better-than-expected earnings in the just completed period. Transaction Systems Architects announced significant new customer signings for the company's new product platform, notably with Visa. We believe this relationship could act as a key reference account for other financial institutions searching for transaction processing software. Insight Enterprises achieved multiple merger related milestones, which gave the market more confidence in the earnings power of the post merger franchises. While we have trimmed their position sizes given the appreciation in stock price, we still believe that it is seeing the preliminary signs of improvement and has additional upside potential.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

   The largest detractor was Quantum Corporation as its shares declined in reaction to a large convertible bond offering that was dilutive to current earnings. However, the offering provides significant financial flexibility to management and we have added to our existing position. Alliance Gaming was negatively impacted by legislative delays in several states that are planning to expand gaming in their jurisdiction. We view this as a normal bump in the road toward the long-term trend of more expansive gaming opportunities. At Hanger Orthopedics, allegations of improper billing practices overshadowed the United Healthcare contract win. We are looking for further HMO contracts to serve as the catalyst for 2005 earnings. Lightbridge shares fell as Cingular bought AT&T Wireless, one of Lightbridge's larger customers. In addition, the Company invested a significant portion of its cash horde into an internet transaction processing business. While we believe the Company needed to diversify its revenue base, the acquisition has taken away some of our downside protection.

   The combination of a stronger economy and a still attractive financing environment is driving the pace of strategic change at many corporations. Oshkosh Trucks is benefiting from an improved spending environment across all of its business segments (military, commercial, fire and safety). Additionally, the company is poised to see acceleration in growth associated with its proprietary new design for the drums used on cement trucks. Finally, with no debt and significant free cash flow, a disciplined management team should find some strong strategic acquisition opportunities. Tetra Tech, an engineering company focused on infrastructure projects, is also benefiting from an improved spending environment in many of its businesses. Additionally, its unique skill sets will allow the company to benefit from ongoing governmental focus on water management and restoration, as well as homeland security. Finally, we expect InfoUSA's strategic acquisition of Onesource Information Services and synergistic cost savings to drive earnings power higher than the single analyst estimate for this neglected company.

   THE CRM MID CAP VALUE FUND returned 35.22% for the past fiscal year. Our largest contributors to performance were CR Bard, The Stanley Works, Royal Caribbean Cruises, Brascan Corp. and Charter One Financial. Bard continues to benefit from acceleration in revenue growth and an expanding pipeline of new medical devices. Bard's aggressive investment in R&D and sales & marketing continues to yield sales and earnings gains which have been well ahead of forecasts. Genuine Parts experienced better top line results across their four distribution businesses, driving earnings gains due to the inherent operating leverage of the business. Stanley Works rallied on an upside surprise, along with the accretive impact of the divestiture of their residential entry doors business and two acquisitions. Royal Caribbean benefited from strong bookings and pricing, driven by both industry consolidation and improving consumer confidence. The recent strength in metals prices has not only boosted earnings at Brascan, but also enhanced the possibility of asset redeployment, as the Company continues its corporate evolution away from a more passive resource based holding company and into a more active manager of real estate, energy and alternative financial assets. Charter One agreed to be acquired by Royal Bank of Scotland for $44.50/share in cash. We have been investors in Charter One for many years and applaud management for doing a terrific job of building a strong franchise that ultimately attracted suitors.

   The largest detractors during the year included Entercom Communications, Citadel Broadcasting, Tribune and Dollar Tree Stores. The surprisingly weak advertising market was the common theme behind the poor performance of Entercom, Citadel and Tribune. In spite of a strengthening economy, radio advertising revenues have been erratic as advertisers have been more selective and tactical. The stocks have responded negatively to disappointing May and June results and now appear to be oversold. We reduced our radio exposure during the quarter and have recently begun to add to our Entercom position given the more attractive valuation. Tribune is another strong free cash flow business that provided good operating leverage to a recovery in help wanted advertising. Help wanted classified has begun to rebound, only to be offset by weaker retail ad lineage. We added to Tribune post recent industry presentations as it now appears that lowered expectations are more than discounted in the stock price. Low end retail has had a difficult time this year and although they are prudently

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

investing in store growth and systems upgrades, Dollar Tree has fallen out of favor with investors. Trading at the low end of its historical valuation, we remain enthusiastic about the appreciation opportunity. In addition IKON Office Solutions also detracted from performance as continued pricing pressure, lease rollovers and end-market weakness led the Company to fall short of our revenue and earnings expectations.

   Our largest new purchases included CVS Corp., Norfolk Southern, CIT Group, International Flavors and Fragrances and Waste Management. We purchased shares of CVS on price weakness following the announcement of their accretive acquisition of Eckerd Drug's southern store base. The purchase accelerates CVS's entry into the South for a reasonable price paid, with a disciplined turn around plan for the stores. Norfolk is well positioned to benefit from a booming transportation environment, strong demand for coal, top tier service levels and attractive fuel hedges. CIT's new management focus on risk mitigation and capital discipline should unlock the tremendous earnings leverage at the company. International Flavors is a classic case of Wall Street neglect with almost no sell side research coverage. New management has largely completed broad based cost restructuring, accelerated new product introductions and is using their free cash flow for dividends and buybacks. Similarly, Waste Management is returning nearly all of their free cash flow to shareholders and finally seems poised to benefit from industry consolidation, price improvement and a stronger economy.

   THE CRM LARGE CAP VALUE FUND returned 15.90% for the past fiscal year. The largest contributors during the past 12 months were Motorola, Tyco, Halliburton, Lincoln National and Emerson Electric. Tyco has been helped by an overall strengthening of the economy and better pricing trends. Management has been highly focused on profitability, return on invested capital and cash flow generation, and their success has been evidenced by rising earnings and a substantially stronger balance sheet. Profit margin improvements should continue, and Tyco's shareholder litigation, while material, should be manageable. Halliburton's dealings in Iraq continue to create controversy and despite the Department of Justice's initiation of a criminal investigation, which temporarily hurt the stock, investors have mainly focused on its fundamentals. Strong revenue growth in oil service and Iraq reconstruction, along with sufficient cash flow and balance sheet strength to weather an adverse asbestos settlement should it occur, have been recently overriding the worries. Lincoln National has continued its return to more normal profitability levels and has reported solid sales across all product lines, with asset management flows being the strongest. Emerson Electric continues to benefit from the strengthening economy as evidenced by recent order trends, especially in the Electronics and HVAC divisions. Its restructuring program and drive to lower capital intensity should allow the Company to leverage its revenue gains into further margin expansion. The risk that corporate capital spending will weaken or that home sales might decline is keeping some pressure on the stock, but the Company is well positioned to grow after several years of sub-par results. Finally, Motorola rose sharply after a very positive earnings report with all divisions contributing to the upside surprise. Despite their improvement and some increased confidence in its future, our sell discipline triggered the elimination of the position.

   The largest detractors during the year were Merck, Kohl's, Washington Mutual and Bristol-Meyers Squibb. Merck continued to be impacted by future patent expiration worries and industry-wide drug pricing problems. Volume growth has been positive but Merck has been unable to raise prices which are unlikely to change in the near term. The Company's profit margins have been running below trend due to a shift to lower margin products and higher than expected R&D spending. On a longer-term basis, Merck does have a stalwart research pipeline and continues to invest for the future. The entire pharmaceutical group has been under pressure for the past year and is now selling at historically attractive valuations. While risks certainly remain, the low expectations and relatively high dividend yield should allow for good future performance. Kohl's, a low-cost Midwest retailer, was purchased at the end of May and since its turnaround has not yet begun in earnest, it too ranked as a major detractor from performance. Kohl's is a fallen growth stock which first faltered in 2003 when they missed the consumer shift away from basics and casuals to more fashion oriented clothing. During the past fifteen to

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

eighteen months, they reported their first ever negative comp store sales comparisons and lower margins, a condition which has not yet been rectified. Management is well aware of the problems and has taken steps, including major merchandising changes, to correct them. With the prospect of rising rates, several financial stocks detracted from performance. Washington Mutual announced on June 28th that 2004 earnings would be sharply impacted by their mortgage banking business. Although management expected rising rates, their planning and execution of operational and hedging strategies did not work. They were unable to manage expenses and hedge mortgage servicing rights effectively, and interest income will decline due to the sale of $14 billion of fixed rate securities. The dividend yield and potential for being acquired should support the stock during this transition year. Bristol-Myers Squibb was also among the weakest performers as re-importation and other drug price reduction measures continue to weigh on the industry. Bristol-Myers was hit particularly hard after the results of a company funded study comparing Pravachol with Pfizer's Lipitor were announced, confirming that the more potent statin therapy (Lipitor) was superior to Pravachol.

   The major changes to the portfolio during the year included an increased weighting to the industrial sector and a decreased emphasis in financials. New additions to industrials included Tyco, Boeing, Raytheon and General Electric. Hartford Financial and Charter One Financial were sold and replaced by American International Group and Mellon Financial. Norfolk Southern replaced Union Pacific which was experiencing serious operating difficulties. Additional sales included Cablevision Systems, Liberty Media and Viacom in the media industry and funds were reallocated mostly into the aforementioned names.

Sincerely,

CRM Funds

      /s/ Ronald H. McGlynn               /s/ Robert J. Christian
      -----------------------------       -----------------------
      Ronald H. McGlynn                   Robert J. Christian
      President and CEO                   President and CFO
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund


During the period certain fees and expenses were waived by the Funds' service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change section of this report.

The views in this report were those of the Funds' managers as of June 30, 2004 and may not reflect the views of the managers on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

You should consider the investment objectives, risks, charges and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at
(800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004


================================================================================
The following information compares the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on October 1, 1995. The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return for the Fund assumes reinvestment of dividends and distributions. Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities may be less liquid and more volatile than securities of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at (800) CRM-2883.

  CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX*


----------------------------------------------------------
                              Average Annual Total Return
                              ----------------------------
                              1 Year    5 Years  Inception
                              ------    -------  ---------
Small Cap Value Fund**        33.23%    15.69%    15.30%
Russell 2000 Index            33.37%     6.63%     9.08%
Russell 2000 Value Index      35.17%    12.82%    13.22%
----------------------------------------------------------




                                [GRAPHIC OMITTED]







---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004



================================================================================
The following information compares the Investor Shares of the CRM Mid Cap
Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on September 20, 2000. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Mid cap companies are more vulnerable than larger companies to adverse business or economic developments. Mid cap securities may be less liquid and more volatile than securities of larger companies. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate.
Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at (800) CRM-2883.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*

-------------------------------------------------------
                           Average Annual Total Return
                           ----------------------------
                              1 Year     Inception
                              ------     ---------
Mid Cap Value Fund**          35.22%      16.59%
Russell MidCap Index          29.39%       3.88%
Russell MidCap Value Index    30.81%      12.09%
------------------------------------------------------



                               [GRAPHIC OMITTED]





---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004



================================================================================
The following information compares the Investor Shares of the CRM Large Cap Value Fund ("Fund") with the performance of the Standard & Poor's 500
Composite Index ("S&P 500 Index") and Russell 1000 Value Index since inception on August 25, 1998. The S&P 500 and Russell 1000 Value Index are unmanaged stock market indices and reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.crmfunds.com or at (800) CRM-2883.

    CRM LARGE CAP VALUE FUND VS S&P 500 INDEX AND RUSSELL 1000 VALUE INDEX*

----------------------------------------------------------
                              Average Annual Total Return
                              ----------------------------
                              1 Year    5 Years  Inception
                              ------    -------  ---------
Large Cap Value Fund**        15.90%    (1.49)%    2.20%
S&P 500 Index                 19.11%    (2.20)%    4.36%
Russell 1000 Value Index      21.13%     1.87%     7.59%
----------------------------------------------------------



                               [GRAPHIC OMITTED]





---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004

===================================================================================================================================
                                                                                           SMALL CAP       MID CAP       LARGE CAP
                                                                                          VALUE FUND      VALUE FUND     VALUE FUND
                                                                                         ------------    ------------   -----------
ASSETS
   Investment in Series, at value....................................................    $643,900,614    $479,754,099   $14,638,691
   Receivable for Fund shares sold...................................................      10,713,944       4,943,570            --
   Receivable for investment in Series withdrawn.....................................         256,312         478,309        47,100
   Other assets......................................................................           9,197             722           615
                                                                                         ------------    ------------   -----------
Total assets.........................................................................     654,880,067     485,176,700    14,686,406
                                                                                         ------------    ------------   -----------
LIABILITIES
   Payable for Fund shares redeemed..................................................         256,312         478,309        47,100
   Payable for investment in Series..................................................      10,713,944       4,943,570            --
   Accrued expenses..................................................................         131,231          67,127         4,723
                                                                                         ------------    ------------   -----------
Total liabilities....................................................................      11,101,487       5,489,006        51,823
                                                                                         ------------    ------------   -----------
NET ASSETS...........................................................................    $643,778,580    $479,687,694   $14,634,583
                                                                                         ============    ============   ===========
COMPONENTS OF NET ASSETS
   Paid in Capital...................................................................    $470,050,822    $393,382,958   $14,394,756
   Undistributed net investment income (accumulated loss)............................          (3,028)        251,332        54,201
   Accumulated net realized gain (loss) on investments...............................      51,172,747      29,591,633    (1,697,061)
   Net unrealized appreciation on investments........................................     122,558,039      56,461,771     1,882,687
                                                                                         ------------    ------------   -----------
NET ASSETS...........................................................................    $643,778,580    $479,687,694   $14,634,583
                                                                                         ============    ============   ===========
NET ASSETS BY SHARE CLASS
   Investor Shares...................................................................    $282,118,887    $136,994,028   $14,634,583
   Institutional Shares..............................................................     361,659,693     337,365,267            --
   Retail Shares.....................................................................              --       5,328,399            --
                                                                                         ------------    ------------   -----------
NET ASSETS...........................................................................    $643,778,580    $479,687,694   $14,634,583
                                                                                         ============    ============   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
   Investor Shares...................................................................      10,711,836       5,773,278     1,327,368
   Institutional Shares..............................................................      13,381,837      14,073,160            --
   Retail Shares.....................................................................              --         223,936            --

NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
   Investor Shares...................................................................          $26.34          $23.73        $11.03
   Institutional Shares..............................................................          $27.03          $23.97            --
   Retail Shares.....................................................................              --          $23.79            --


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

===================================================================================================================================
                                                                                             SMALL CAP       MID CAP      LARGE CAP
                                                                                            VALUE FUND     VALUE FUND    VALUE FUND
                                                                                           ------------    -----------   ----------
NET INVESTMENT INCOME (LOSS) FROM SERIES
   Dividends (net of foreign tax withheld).............................................    $  3,124,769    $ 3,033,444   $  229,981
   Interest............................................................................         154,525        145,775        3,083
   Securities lending..................................................................          69,241         62,517        2,104
   Expenses............................................................................      (4,549,781)    (2,443,754)     (90,154)
                                                                                           ------------    -----------   ----------
    Net investment income (loss) from Series...........................................      (1,201,246)       797,982      145,014
                                                                                           ------------    -----------   ----------
EXPENSES
   Shareholder services -- Investor Shares.............................................         607,272        175,196       30,388
   Shareholder services -- Retail Shares...............................................              --          6,964           --
   Administration and accounting fees..................................................          72,000         90,000       54,000
   Transfer agent fees.................................................................         214,325        124,601        8,225
   Professional fees...................................................................          40,885         21,711       10,648
   Registration fees...................................................................          38,947         37,803       28,176
   Trustee fees and expenses...........................................................          11,710         11,710       11,710
   Distribution fees -- Retail Shares..................................................              --          4,179           --
   Shareholder reports.................................................................          54,455         69,628        2,276
   Miscellaneous.......................................................................          53,163         25,560        3,770
                                                                                           ------------    -----------   ----------
Total expenses.........................................................................       1,092,757        567,352      149,193
   Expenses reimbursed.................................................................              --             --       (4,447)
   Administration and accounting fees waived...........................................              --        (21,828)     (54,000)
                                                                                           ------------    -----------   ----------
    Net expenses.......................................................................       1,092,757        545,524       90,746
                                                                                           ------------    -----------   ----------
NET INVESTMENT INCOME (LOSS)...........................................................      (2,294,003)       252,458       54,268
                                                                                           ------------    -----------   ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS FROM SERIES
   Net realized gain from investments..................................................      75,953,310     44,458,501      250,941
   Net change in unrealized appreciation
    (depreciation) of investments......................................................      60,856,357     33,851,877    1,487,912
                                                                                           ------------    -----------   ----------
Net realized and unrealized gain on investments from Series............................     136,809,667     78,310,378    1,738,853
                                                                                           ------------    -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................    $134,515,664    $78,562,836   $1,793,121
                                                                                           ============    ===========   ==========


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                       SMALL CAP VALUE FUND
                                                   -----------------------------
                                                    YEAR ENDED       YEAR ENDED
                                                     JUNE 30,         JUNE 30,
                                                       2004             2003
                                                   -------------   -------------
NET ASSETS  --  BEGINNING OF YEAR .............    $ 379,250,902   $ 413,950,963
                                                   -------------   -------------
OPERATIONS
 Net investment loss ..........................       (2,294,003)       (880,889)
 Net realized gain (loss) from investments ....       75,953,310     (20,789,307)
 Net change in unrealized appreciation
  (depreciation) of investments................       60,856,357       6,814,138
                                                   -------------   -------------
   Net increase (decrease) in net assets
     resulting from operations.................      134,515,664     (14,856,058)
                                                   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .....               --        (147,151)
 Net investment income -- Institutional Shares                --        (144,231)
 Net realized gain on investments -- Investor
  Shares.......................................               --      (5,720,482)
 Net realized gain on investments --
  Institutional Shares.........................               --      (5,606,975)
                                                   -------------   -------------
   Total distributions to shareholders.........               --     (11,618,839)
                                                   -------------   -------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............      158,626,199      85,101,548
 Sale of shares -- Institutional Shares .......      143,309,775      57,600,496
 Reinvestment of distributions -- Investor
  Shares.......................................               --       5,662,550
 Reinvestment of distributions --
  Institutional Shares.........................               --       5,732,136
 Redemptions of shares -- Investor Shares .....     (120,961,737)   (108,735,550)
 Redemptions of shares -- Institutional Shares       (50,962,223)    (53,586,344)
                                                   -------------   -------------
   Net increase (decrease) from capital share
     transactions..............................      130,012,014      (8,225,164)
                                                   -------------   -------------
   Total increase (decrease) in net assets.....      264,527,678     (34,700,061)
                                                   -------------   -------------
NET ASSETS -- END OF YEAR .....................    $ 643,778,580   $ 379,250,902
                                                   =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED LOSS)...........................    $      (3,028)             --
                                                   =============   =============
CAPITAL SHARE TRANSACTIONS                            SHARES           SHARES
                                                   -------------   -------------
 Sale of shares -- Investor Shares ............        6,616,151       4,798,179
 Sale of shares -- Institutional Shares .......        5,667,567       3,250,029
 Reinvestment of distributions -- Investor
  Shares.......................................               --         339,278
 Reinvestment of distributions --
  Institutional Shares.........................               --         335,999
 Redemptions of shares -- Investor Shares .....       (5,076,318)     (6,241,983)
 Redemptions of shares -- Institutional Shares        (2,067,724)     (3,052,972)
                                                   -------------   -------------
   Net increase (decrease) in shares...........        5,139,676        (571,470)
                                                   =============   =============

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                         MID CAP VALUE FUND
                                                     ---------------------------
                                                      YEAR ENDED     YEAR ENDED
                                                       JUNE 30,       JUNE 30,
                                                         2004           2003
                                                     ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................    $169,221,991   $142,477,212
                                                     ------------   ------------
OPERATIONS
 Net investment income ..........................         252,458        288,326
 Net realized gain (loss) from investments ......      44,458,501    (14,510,349)
 Net change in unrealized appreciation
  (depreciation) of investments..................      33,851,877     16,409,546
                                                     ------------   ------------
   Net increase in net assets resulting from
     operations..................................      78,562,836      2,187,523
                                                     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .......         (71,306)            --
 Net investment income -- Institutional Shares ..        (214,919)            --
 Net investment income -- Retail Shares .........          (3,117)            --
 Net realized gain on investments -- Investor
  Shares.........................................              --       (197,710)
 Net realized gain on investments --
  Institutional Shares...........................              --       (482,399)
 Net realized gain on investments -- Retail
  Shares.........................................              --           (979)
                                                     ------------   ------------
   Total distributions to shareholders...........        (289,342)      (681,088)
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ..............      83,504,881     20,233,188
 Sale of shares -- Institutional Shares .........     182,725,983     62,944,796
 Sale of shares -- Retail Shares ................       4,368,932        823,299
 Reinvestment of distributions -- Investor
  Shares.........................................          34,679        155,453
 Reinvestment of distributions -- Institutional
  Shares.........................................         187,947        460,997
 Reinvestment of distributions -- Retail Shares .           3,117            979
 Redemptions of shares -- Investor Shares .......      (8,814,459)   (25,027,133)
 Redemptions of shares -- Institutional Shares ..     (29,277,156)   (34,235,853)
 Redemptions of shares -- Retail Shares .........        (541,715)      (117,382)
                                                     ------------   ------------
   Net increase from capital share transactions..     232,192,209     25,238,344
                                                     ------------   ------------
   Total increase in net assets..................     310,465,703     26,744,779
                                                     ------------   ------------
NET ASSETS -- END OF YEAR .......................    $479,687,694   $169,221,991
                                                     ============   ============
Undistributed net investment income .............    $    251,332   $    288,217
                                                     ============   ============
CAPITAL SHARE TRANSACTIONS                              SHARES         SHARES
                                                     ------------   ------------
 Sale of shares -- Investor Shares ..............       3,768,236      1,275,318
 Sale of shares -- Institutional Shares .........       8,314,955      3,977,495
 Sale of shares -- Retail Shares ................         204,776         50,769
 Reinvestment of distributions -- Investor
  Shares.........................................           1,670         10,160
 Reinvestment of distributions -- Institutional
  Shares.........................................           8,993         29,954
 Reinvestment of distributions -- Retail Shares .             150             64
 Redemptions of shares -- Investor Shares .......        (418,995)    (1,557,654)
 Redemptions of shares -- Institutional Shares ..      (1,363,056)    (2,159,361)
 Redemptions of shares -- Retail Shares .........         (25,024)        (6,799)
                                                     ------------   ------------
   Net increase in shares........................      10,491,705      1,619,946
                                                     ============   ============


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                         LARGE CAP VALUE FUND
                                                       -------------------------
                                                       YEAR ENDED     YEAR ENDED
                                                        JUNE 30,       JUNE 30,
                                                          2004           2003
                                                       -----------   -----------
NET ASSETS -- BEGINNING OF YEAR ...................    $ 8,775,563   $ 6,827,572
                                                       -----------   -----------
OPERATIONS
 Net investment income ............................         54,268        29,680
 Net realized gain (loss) from investments ........        250,941    (1,452,594)
 Net change in unrealized appreciation
  (depreciation) of investments....................      1,487,912     1,345,159
                                                       -----------   -----------
   Net increase (decrease) in net assets resulting
     from operations...............................      1,793,121       (77,755)
                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .........        (29,744)       (6,568)
                                                       -----------   -----------
   Total distributions to shareholders.............        (29,744)       (6,568)
                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ................      5,435,653     3,579,021
 Reinvestment of distributions -- Investor Shares .         23,314         5,503
 Redemptions of shares -- Investor Shares .........     (1,363,324)   (1,552,210)
                                                       -----------   -----------
   Net increase from capital share transactions....      4,095,643     2,032,314
                                                       -----------   -----------
   Total increase in net assets....................      5,859,020     1,947,991
                                                       -----------   -----------
NET ASSETS -- END OF YEAR .........................    $14,634,583   $ 8,775,563
                                                       ===========   ===========
Undistributed net investment income ...............    $    54,201   $    29,676
                                                       ===========   ===========
CAPITAL SHARE TRANSACTIONS                               SHARES         SHARES
                                                       -----------   -----------
 Sale of shares -- Investor Shares ................        534,127       387,465
 Reinvestment of distributions -- Investor Shares .          2,272           630
 Redemptions of shares -- Investor Shares .........       (129,353)     (186,707)
                                                       -----------   -----------
   Net increase in shares..........................        407,046       201,388
                                                       ===========   ===========

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS



================================================================================
THE FOLLOWING TABLES INCLUDE SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN
INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUNDS (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.


                                                                                     SMALL CAP VALUE FUND -- INVESTOR SHARES
                                                                             ------------------------------------------------------
                                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                                               2004       2003        2002        2001       2000+
                                                                             --------   --------    --------    --------   --------
Net asset value -- Beginning of Year.....................................    $  19.77   $  21.00    $  21.93    $  16.26   $  14.94
                                                                             --------   --------    --------    --------   --------
Investment operations:
 Net investment income (loss)............................................       (0.14)(a)  (0.07)(a)   (0.01)(a)    0.10      (0.13)
 Net realized and unrealized gain (loss) on investments..................        6.71      (0.52)       0.66        6.40       1.45
                                                                             --------   --------    --------    --------   --------
   Total from investment operations......................................        6.57      (0.59)       0.65        6.50       1.32
                                                                             --------   --------    --------    --------   --------
Distributions to shareholders:
 From net investment income..............................................          --      (0.02)      (0.10)      (0.02)        --
 From net realized gain on investments...................................          --      (0.62)      (1.48)      (0.81)        --
                                                                             --------   --------    --------    --------   --------
Total distributions to shareholders......................................          --      (0.64)      (1.58)      (0.83)        --
                                                                             --------   --------    --------    --------   --------
Net asset value -- End of Year...........................................    $  26.34   $  19.77    $  21.00    $  21.93   $  16.26
                                                                             ========   ========    ========    ========   ========
Total Return.............................................................      33.23%    (2.26)%       3.21%      41.67%      8.84%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses................................................................       1.22%      1.27%       1.26%       1.28%      1.42%
 Net investment income (loss), including
   reimbursement/waiver..................................................     (0.58)%    (0.39)%     (0.05)%       0.66%    (0.88)%
Portfolio turnover rate..................................................         77%        74%         61%         90%        96%
Net assets at end of year (000's omitted)................................    $282,119   $181,296    $215,820    $134,778   $ 69,351

---------------
+ Effective November 1, 1999, The CRM Funds -- Small Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund -- CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) The net investment loss per share was calculated using average shares outstanding method.
(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I -- Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

===================================================================================================================================

                                                                                         MID CAP VALUE FUND -- INVESTOR SHARES
                                                                                     ----------------------------------------------
                                                                                          FOR THE FISCAL YEARS
                                                                                             ENDED JUNE 30,            PERIOD ENDED
                                                                                     -------------------------------     JUNE 30,
                                                                                      2004        2003        2002        2001(A)
                                                                                    --------    --------    --------   ------------
Net asset value -- Beginning of Period ..........................................   $  17.57    $  17.85    $  18.15      $ 14.84
                                                                                    --------    --------    --------      -------
Investment operations:
 Net investment income (loss) ...................................................       (.02)(b)    0.01       (0.04)(b)     0.07
 Net realized and unrealized gain (loss) on investments .........................       6.20       (0.21)       0.92         3.87
                                                                                    --------    --------    --------      -------
   Total from investment operations..............................................       6.18       (0.20)       0.88         3.94
                                                                                    --------    --------    --------      -------
Distributions to shareholders:
 From net investment income .....................................................      (0.02)         --       (0.03)       (0.06)
 From net realized gain on investments ..........................................         --       (0.08)      (1.15)       (0.57)
                                                                                    --------    --------    --------      -------
   Total distributions to shareholders...........................................      (0.02)      (0.08)      (1.18)       (0.63)
                                                                                    --------    --------    --------      -------
Net asset value -- End of Period ................................................   $  23.73    $  17.57    $  17.85      $ 18.15
                                                                                    ========    ========    ========      =======
Total Return ....................................................................     35.22%     (1.07)%       4.82%       27.30%(c)
Ratios/Supplemental Data(e)
Ratios to average net assets:
 Expenses, including reimbursement/waiver .......................................      1.28%       1.37%       1.37%        1.50%(d)
 Expenses, excluding reimbursement/waiver .......................................      1.28%       1.40%       1.43%        1.88%(d)
 Net investment income (loss), including reimbursement/waiver ...................    (0.10)%       0.04%     (0.25)%        0.31%(d)
Portfolio turnover rate .........................................................       152%        142%        143%         163%
Net assets at end of period (000's omitted) .....................................   $136,994    $ 42,554    $ 48,086      $11,954

---------------
(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.
(b) The net investment loss per share was calculated using average shares outstanding method.
(c) Not annualized.
(d) Annualized.
(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I -- Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

===================================================================================================================================

                                                                                   LARGE CAP VALUE FUND -- INVESTOR SHARES
                                                                             ---------------------------------------------------
                                                                                     FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ---------------------------------------------------
                                                                              2004      2003        2002       2001       2000+
                                                                             -------   ------    ---------    -------   --------
Net asset value -- Beginning of Year.....................................    $  9.54   $ 9.50    $   12.60    $ 11.63   $  12.17
                                                                             -------   ------    ---------    -------   --------
Investment operations:
 Net investment income...................................................       0.05     0.04         0.01       0.03         --(a)
 Net realized and unrealized gain (loss) on investments..................       1.46     0.01        (3.08)      0.95      (0.37)
                                                                             -------   ------    ---------    -------   --------
   Total from investment operations......................................       1.51     0.05        (3.07)      0.98      (0.37)
                                                                             -------   ------    ---------    -------   --------
Distributions to shareholders:
 From net investment income..............................................      (0.02)   (0.01)       (0.03)    (0.01)         --(a)
 From net realized gain on investments...................................         --       --           --         --      (0.17)
                                                                             -------   ------    ---------    -------   --------
   Total distributions to shareholders...................................      (0.02)   (0.01)       (0.03)     (0.01)     (0.17)
                                                                             -------   ------    ---------    -------   --------
Net asset value -- End of Year...........................................    $ 11.03   $ 9.54    $    9.50    $ 12.60   $  11.63
                                                                             =======   ======    =========    =======   ========
Total Return.............................................................     15.90%    0.53%     (24.42)%      8.43%    (2.85)%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses, including reimbursement/waiver................................      1.49%    1.50%        1.50%      1.50%      1.44%
 Expenses, excluding reimbursement/waiver................................      1.97%    2.90%        2.36%      2.28%      2.35%
 Net investment income, including reimbursement/waiver...................      0.45%    0.49%        0.09%      0.24%      0.05%
Portfolio turnover rate..................................................        26%      87%         100%       109%       136%
Net assets at end of year (000's omitted)................................    $14,635   $8,776    $   6,828    $ 7,817   $  7,941

---------------
+ Effective November 1, 1999, The CRM Funds -- Large Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund -- CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) Less than $0.01 per share.
(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I -- Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS



================================================================================

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Funds offer three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a l2b-1 distribution fee. Information regarding the Institutional and Retail Shares are included in separate shareholder reports.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. As of June 30, 2004, Small Cap Value Fund owned approximately 94% of its respective Series, Mid Cap Value Fund owned approximately 100% of its respective Series, and Large Cap Value Fund owned approximately 22% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of its respective Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income (loss), expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions to shareholders of the Funds are declared and paid to shareholders annually.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



================================================================================

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, each Fund pays shareholder servicing agents, including CRM, up to 0.25% of average daily net assets of the Investor Share class of the Fund, attributable to accounts for which they provide shareholder services.

   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Funds. For its services, RSMC is paid a monthly fee of $3,000 for each Fund and $1,500 for each class of the Fund. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Funds. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments:
   100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of each Fund's Investor Shares average daily net assets. This undertaking will remain in place until November 1, 2010.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



================================================================================
4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:

                                                                        SMALL CAP
                                                                          VALUE
                                                                          FUND
                                                                       -----------
  Undistributed net investment income (accumulated loss)...........    $ 2,290,975
  Accumulated net realized gain (loss) on investments..............     (2,290,975)


   The tax character of distributions paid was as follows:

                                                                                                 SMALL CAP     MID CAP    LARGE CAP
                                                                                                   VALUE        VALUE       VALUE
                                                                                                    FUND         FUND        FUND
                                                                                                -----------    --------    -------
  Year ended June 30, 2004
  Ordinary income...........................................................................    $        --    $289,342    $29,744
                                                                                                -----------    --------    -------
   Total distributions......................................................................    $        --    $289,342    $29,744
                                                                                                ===========    ========    =======
  Year ended June 30, 2003
  Ordinary income...........................................................................    $ 2,341,980    $    109    $ 6,568
  Long-term capital gains...................................................................      9,276,859     680,979         --
                                                                                                -----------    --------    -------
   Total distributions......................................................................    $11,618,839    $681,088    $ 6,568
                                                                                                ===========    ========    =======

   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                                                            SMALL CAP       MID CAP      LARGE CAP
                                                                                              VALUE          VALUE         VALUE
                                                                                              FUND           FUND           FUND
                                                                                          ------------    -----------   -----------
  Undistributed ordinary income.......................................................    $ 25,325,965    $20,114,191   $    57,228
  Undistributed long-term gains.......................................................      29,626,915     10,727,464            --
  Capital loss carryforwards..........................................................              --             --    (1,691,601)
  Other temporary differences.........................................................          (3,028)        (3,137)       (3,028)
  Net unrealized appreciation.........................................................     118,777,906     55,466,218     1,877,228
                                                                                          ------------    -----------   -----------
   Total accumulated earnings.........................................................    $173,727,758    $86,304,736   $   239,827
                                                                                          ============    ===========   ===========


   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Fund's capital loss carryforwards will expire as follows:


                                                                         LARGE CAP
                                                                           VALUE
                                                                           FUND
                                                                         --------
  6/30/2008..........................................................    $400,862
  6/30/2011..........................................................     403,727
  6/30/2012..........................................................     887,012


5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM



================================================================================
TO THE SHAREHOLDERS AND TRUSTEES OF WT MUTUAL FUND:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Investor Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Investor Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                          /S/ ERNST & YOUNG

Philadelphia, Pennsylvania
August 4, 2004


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)


================================================================================

For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Mid Cap Value Fund and Large Cap Value Fund intend to designate up to a maximum amount of $289,342 and $29,744, respectively, as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Fund.

For corporate shareholders, 99.7% and 100.0% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Mid Cap Value and Large Cap Value Funds, respectively, qualify for the dividend received deduction.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2004

================================================================================







             (The following should be read in conjunction with the
                         Funds' Financial Statements.)








--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================


                                                             MARKET
     SHARES                                                   VALUE
 ----------------                                          -----------
COMMON STOCK (96.3%)
AEROSPACE (2.0%)
          430,400   DRS Technologies, Inc.* ...........    $13,729,760
                                                           -----------
COMMUNICATION & BROADCASTING (3.3%)
Telecommunications (3.3%)
          416,200   Emmis Communications Corp. --
                      Class A*.........................      8,731,876
          711,000   Journal Communications, Inc. --
                      Class A..........................     13,388,130
                                                           -----------
                                                            22,120,006
                                                           -----------
COMPUTER SERVICES (5.3%)
          863,400   Insight Enterprises, Inc.* ........     15,333,984
          506,900   Macromedia, Inc.* .................     12,444,395
          390,100   Transaction Systems Architects,
                    Inc.* .............................      8,398,853
                                                           -----------
                                                            36,177,232
                                                           -----------
CONSUMER DISCRETIONARY (2.4%)
Consumer Electronics (2.4%)
          535,000   Take-Two Interactive Software,
                      Inc.*(a).........................     16,392,400
                                                           -----------
ENTERTAINMENT & LEISURE (4.2%)
          645,900   Alliance Gaming Corp.*(a) .........     11,083,644
          488,700   AMC Entertainment, Inc.* ..........      7,511,319
          610,900   Intrawest Corp(a) .................      9,743,855
                                                           -----------
                                                            28,338,818
                                                           -----------
FINANCE & INSURANCE (10.4%)
Insurance Carriers (4.1%)
          253,100   AmerUs Group Co.(a) ...............     10,478,340
           93,000   Everest Re Group, Ltd. ............      7,473,480
          380,000   First American Corp. ..............      9,838,200
                                                           -----------
                                                            27,790,020
                                                           -----------
Savings, Credit, & Other Financial Institutions (6.1%)
          392,800   BankUnited Financial Corp.*(a) ....     10,134,240
          512,700   Cardinal Financial Corp.* .........      4,639,935
          262,200   First Midwest Bancorp, Inc. .......      9,232,062
          156,525   Glacier Bancorp, Inc. .............      4,409,309
          432,300   KNBT Bancorp, Inc. ................      7,219,410
          338,200   The Bancorp Bank* .................      5,989,522
                                                           -----------
                                                            41,624,478
                                                           -----------
State & National Banks (0.2%)
          132,900   Pacific Mercantile Bancorp* .......      1,447,015
                                                           -----------
                                                            70,861,513
                                                           -----------

                                                             MARKET
     SHARES                                                   VALUE
 ----------------                                          -----------
HEALTHCARE (6.7%)
          710,300   Apria Healthcare Group, Inc.*(a) ..    $20,385,610
          345,400   Haemonetics Corp.* ................     10,241,110
          462,300   Hanger Orthopedic Group, Inc.* ....      5,418,156
          430,700   Viasys Healthcare, Inc.* ..........      9,005,937
           24,650   Wellcare Group, Inc.* .............        419,050
                                                           -----------
                                                            45,469,863
                                                           -----------
MANUFACTURING (20.4%)
Auto Parts & Equipment (0.4%)
          152,700   Sauer-Danfoss, Inc. ...............      2,606,589
                                                           -----------
Automobile Manufacturers (1.1%)
          128,200   Oshkosh Truck Corp. ...............      7,347,142
                                                           -----------
Chemical & Allied Products (4.0%)
          647,850   Airgas, Inc. ......................     15,490,094
          640,800   Compass Minerals International,
                    Inc. ..............................     12,418,704
                                                           -----------
                                                            27,908,798
                                                           -----------
Diversified Manufacturing Industries (2.7%)
          254,900   A. O. Smith Corp. .................      8,103,271
          466,800   Griffon Corp.* ....................     10,400,304
           49,600   Mascotech, Inc. Escrow* ...........             --
                                                           -----------
                                                            18,503,575
                                                           -----------
Electrical Equipment (1.8%)
          278,700   EMCOR Group, Inc.* ................     12,257,226
                                                           -----------
Machine Tools (2.6%)
          517,100   Snap-On, Inc. .....................     17,348,704
                                                           -----------
Machinery & Heavy Equipment (2.5%)
          496,100   Terex Corp.*(a) ...................     16,931,893
                                                           -----------
Metal Products (1.1%)
          146,700   Quanex Corp. (a) ..................      7,144,290
                                                           -----------
Misc. Industrial Machinery & Equipment (2.8%)
          214,250   IDEX Corp. ........................      7,359,488
          374,900   Kaydon Corp. ......................     11,595,657
                                                           -----------
                                                            18,955,145
Precision Instruments & Medical Supplies (1.4%)
          355,000   Conmed Corp.* .....................      9,727,000
                                                           -----------
                                                           138,730,362
                                                           -----------
OIL & GAS (2.7%)
          513,300   Brigham Exploration Co.* ..........      4,712,094
          811,100   Pride International, Inc.*(a) .....     13,877,921
                                                           -----------
                                                            18,590,015
                                                           -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                             MARKET
     SHARES                                                   VALUE
 ----------------                                          -----------
REAL ESTATE INVESTMENT TRUSTS (3.6%)
          719,900   Government Properties Trust, Inc. .    $ 7,522,955
          491,000   Highland Hospitality Corp.* .......      4,934,550
          506,300   Ventas, Inc. ......................     11,822,105
                                                           -----------
                                                            24,279,610
                                                           -----------
SERVICES (14.3%)
Business Services (8.1%)
        1,020,200   BISYS Group, Inc.* ................     14,344,012
          522,900   Forrester Research, Inc.* .........      9,752,085
          249,300   G & K Services, Inc. ..............     10,019,367
          247,200   Infousa Inc.* .....................      2,506,608
          497,000   Tetra Tech, Inc.*(a) ..............      8,111,040
          380,700   Watson Wyatt & Company Holdings ...     10,145,655
                                                           -----------
                                                            54,878,767
                                                           -----------
Commercial Services (4.4%)
          553,500   Interactive Data Corp.* ...........      9,641,970
          607,700   NDCHealth Corp(a) .................     14,098,640
          716,100   Teletech Holdings, Inc.*(a) .......      6,280,197
                                                           -----------
                                                            30,020,807
                                                           -----------
Sanitary Services (1.8%)
          910,293   Casella Waste Systems, Inc.* ......     11,970,353
                                                           -----------
                                                            96,869,927
                                                           -----------
TECHNOLOGY (3.7%)
          230,200   Electro Scientific Industries,
                    Inc.* .............................      6,516,962
        2,430,700   SkillSoft PLC -- Sponsored ADR* ...     18,473,320
                                                           -----------
                                                            24,990,282
                                                           -----------
TRANSPORTATION (4.3%)
Airlines (2.0%)
          899,700   Frontier Airlines, Inc.* ..........      9,788,736
          204,300   Skywest, Inc. .....................      3,556,863
                                                           -----------
                                                            13,345,599
                                                           -----------
Railroads (2.3%)
        1,097,400   RailAmerica, Inc.* ................     16,022,040
                                                           -----------
                                                            29,367,639
                                                           -----------
WHOLESALE & RETAIL TRADE (13.0%)
Business Equipment & Services (1.5%)
          255,100   United Stationers, Inc.* ..........     10,132,572
                                                           -----------

                                                             MARKET
     SHARES                                                   VALUE
 ----------------                                          -----------
WHOLESALE & RETAIL TRADE (CONTINUED)
Retail Apparel & Accessory Stores (4.2%)
          501,200   J. Jill Group, Inc.* ..............    $11,823,308
        1,013,200   Too, Inc.* ........................     16,920,440
                                                           -----------
                                                            28,743,748
                                                           -----------
Retail Eating & Drinking Places (2.5%)
          382,600   Dave & Buster's, Inc.* ............      7,189,054
          326,500   Landry's Restaurants, Inc. ........      9,759,085
                                                           -----------
                                                            16,948,139
                                                           -----------
Specialty Retail Stores (3.4%)
          354,500   Central Garden & Pet Co.* .........     12,680,465
          281,200   School Specialty, Inc.*(a) ........     10,210,372
                                                           -----------
                                                            22,890,837
                                                           -----------
Wholesale-Industrial Supplies (1.4%)
          162,600   Hughes Supply, Inc. ...............      9,582,018
                                                           -----------
                                                            88,297,314
                                                           -----------
TOTAL COMMON STOCK
 (COST $528,407,034) ..................................    654,214,741
                                                           -----------
   PAR/SHARES
 ----------------
SHORT-TERM INVESTMENTS (3.3%)
       11,358,154   BlackRock Liquidity Funds
                      TempCash Portfolio --
                      Institutional Series.............     11,358,154
       11,358,154   BlackRock Liquidity Funds
                      TempFund Portfolio --
                      Institutional Series.............     11,358,154
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $22,716,308) ...................................     22,716,308
                                                          ------------
U.S. TREASURY OBLIGATIONS (0.4%)
$2,500,000  U.S. Treasury Bills, 0.94%, 07/01/ 04
 (COST $2,500,000) ....................................   $  2,500,000
                                                          ------------
TOTAL INVESTMENTS (100.0%)
 (COST $553,623,342)+(1) ..............................
                                                          $679,431,049
                                                          ============

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                             MARKET
   PAR/SHARES                                                 VALUE
 ----------------                                          -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
        2,860,292   Fortis Bank, 2.06%, 06/08/05 ......    $ 2,860,292
        5,892,473   Svenska Handelsbanken AB, 1.39%,
                      10/27/04.........................      5,892,473
                                                         -------------
                                                             8,752,765
                                                         -------------
FLOATING RATE NOTES
        5,248,606   Bank of America Corp.,
                      1.05%, 07/01/04..................      5,248,606
        4,789,881   ForeningsSparbanken AB,
                      1.20%, 07/15/04..................      4,789,881
        1,699,710   Morgan Stanley, 1.23%, 07/01/04 ...      1,699,710
        1,093,728   Morgan Stanley, 1.58%, 07/01/04 ...      1,093,728
        2,381,768   Natexis Banques Populaires,
                      1.55%, 07/01/04..................      2,381,768
        1,594,617   Westdeutsche Landesbank,
                      1.13%, 07/09/04..................      1,594,617
                                                         -------------
                                                            16,808,310
                                                         -------------

                                                             MARKET
   PAR/SHARES                                                 VALUE
 ----------------                                          -----------
INSTITUTIONAL MONEY MARKET TRUST
       70,298,244   BlackRock Institutional Money
                      Market Trust.....................    $70,298,244
                                                         -------------
MASTER NOTES
           12,133   Merrill Lynch & Co., Inc.,
                      1.63%, 07/01/04..................         12,133
          884,081   Merrill Lynch & Co., Inc.,
                      1.63%, 07/01/04..................        884,081
        2,232,230   Merrill Lynch & Co., Inc.,
                      1.63%, 07/01/04..................      2,232,230
                                                         -------------
                                                             3,128,444
                                                         -------------
TIME DEPOSIT
        1,279,092   Chase Manhattan Bank USA,
                      1.25%, 07/01/04..................      1,279,092
                                                         -------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
 (COST $100,266,855)(2) ...............................
                                                         $ 100,266,855
                                                         =============



---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $557,482,682. At June 30, 2004 net unrealized appreciation was $121,948,367. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $128,912,679, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,964,312.
(1) At June 30, 2004, the market value of securities on loan for the Small Cap Value Series was $96,240,149.
(2) The investments held as collateral on loaned securities represented 14.7% of the net assets of the Small Cap Value Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (90.2%)
AEROSPACE & DEFENSE (4.4%)
            345,000   Goodrich Corp. ....................    $11,153,850
            314,700   United Defense Industries, Inc.* ..     11,014,500
                                                             -----------
                                                              22,168,350
                                                             -----------
AGRICULTURE (1.3%)
            168,700   Bunge, Ltd. (a) ...................      6,569,178
                                                             -----------
COMMUNICATION & BROADCASTING (1.9%)
            245,839   Cablevision Systems New York
                        Group - Class A* (a).............      4,830,736
            130,700   Entercom Communications Corp.* ....      4,875,110
                                                             -----------
                                                               9,705,846
                                                             -----------
CONSUMER PRODUCTS (2.9%)
             63,700   Fortune Brands, Inc. ..............      4,804,891
            255,900   International Flavors &
                        Fragrances, Inc..................      9,570,660
                                                             -----------
                                                              14,375,551
                                                             -----------
ELECTRIC, GAS, WATER, & UTILITIES (4.9%)
            123,300   Entergy Corp. .....................      6,906,033
            309,700   PG&E Corp.* (a) ...................      8,653,018
            223,150   TXU Corp. .........................      9,039,807
                                                             -----------
                                                              24,598,858
                                                             -----------
ENTERTAINMENT & LEISURE (3.5%)
            645,800   Caesars Entertainment, Inc.* (a) ..      9,687,000
            184,500   Royal Caribbean Cruises, Ltd. .....      8,009,145
                                                             -----------
                                                              17,696,145
                                                             -----------
FINANCE & INSURANCE (14.7%)
Diversified Reits (1.7%)
            309,350   Brascan Corp. -- Class A ..........      8,736,044
                                                             -----------
Financial Services (2.0%)
            266,800   CIT Group Inc. ....................     10,215,772
                                                             -----------
Insurance Agents, Brokers, & Services (3.2%)
            164,000   MBIA, Inc. (a) ....................      9,367,680
            180,000   Willis Group Holdings, Ltd. .......      6,741,000
                                                             -----------
                                                              16,108,680
                                                             -----------
Insurance Carriers (3.8%)
            243,700   Assurant, Inc. ....................      6,428,806
            156,400   Everest Re Group, Ltd. ............     12,568,304
                                                             -----------
                                                              18,997,110
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
FINANCE & INSURANCE (CONTINUED)
State & National Banks (4.0%)
            104,300   M&T Bank Corp. ....................    $ 9,105,390
            284,800   North Fork Bancorp., Inc. (a) .....     10,836,640
                                                             -----------
                                                              19,942,030
                                                             -----------
                                                              73,999,636
                                                             -----------
HEALTHCARE (5.7%)
             73,700   Anthem, Inc.* (a) .................      6,600,572
            163,000   C.R. Bard, Inc. ...................      9,233,950
            172,800   Omnicare, Inc. ....................      7,397,568
             48,600   Wellpoint Health Networks, Inc.* ..      5,443,686
                                                             -----------
                                                              28,675,776
                                                             -----------
MANUFACTURING (19.3%)
Building Materials & Components (4.6%)
            186,500   American Standard Cos., Inc.* .....      7,517,815
            126,800   Lafarge North America, Inc. .......      5,490,440
            244,700   Sherwin-Williams Co. ..............     10,167,285
                                                             -----------
                                                              23,175,540
                                                             -----------
Chemical and Allied Products (1.6%)
            198,100   Praxair, Inc. .....................      7,906,171
                                                             -----------
Containers & Packaging (1.3%)
            125,400   Sealed Air Corp.* .................      6,680,058
                                                             -----------
Diversified -- Industrial Products (2.1%)
            250,700   York International Corp. (a) ......     10,296,249
                                                             -----------
Electronic Components & Equipment (1.5%)
            140,900   Diebold, Inc. .....................      7,449,383
                                                             -----------
Games & Toys (1.2%)
            316,500   Mattel, Inc. (a) ..................      5,776,125
                                                             -----------
Glass & Plastic Packaging Products (2.1%)
            428,200   Pactiv Corp.* .....................     10,679,309
                                                             -----------
Hand Held Tools (1.5%)
            163,000   The Stanley Works (a) .............      7,429,540
                                                             -----------
Paper Products (1.0%)
            138,100   Boise Cascade Corp. ...............      5,198,084
                                                             -----------
Pharmaceutical Preparations (1.1%)
             95,300   Schering AG -- ADR ................      5,642,713
                                                             -----------
Precision Instruments & Medical Supplies (1.3%)
            110,400   Fisher Scientific International
                        Inc.* (a)........................      6,375,600
                                                             -----------
                                                              96,608,772
                                                             -----------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
OIL & GAS (2.5%)
            168,500   EnCana Corp. ......................    $ 7,272,460
            113,800   Weatherford International, Inc.* ..      5,118,724
                                                             -----------
                                                              12,391,184
                                                             -----------
SERVICES (9.4%)
Business Services (2.1%)
            203,600   Manpower, Inc. ....................     10,336,772
                                                             -----------
Commercial Services (2.0%)
            345,100   ARAMARK Corp. -- Class B ..........      9,925,076
                                                             -----------
Sanitary Services (1.7%)
            277,000   Waste Management, Inc. ............      8,490,050
                                                             -----------
Printing & Publishing (3.6%)
            274,715   R.R. Donnelley & Sons Co. .........      9,071,089
            206,600   Tribune Co. .......................      9,408,564
                                                             -----------
                                                              18,479,653
                                                             -----------
                                                              47,231,551
                                                             -----------
TECHNOLOGY (5.6%)
            135,300   CACI International, Inc.* .........      5,471,532
             81,700   Cognos, Inc.* .....................      2,954,272
             63,200   Hyperion Solutions Corp.* .........      2,763,104
            272,200   Network Associates, Inc.* (a) .....      4,934,986
            503,100   SkillSoft PLC -- ADR* .............      3,823,560
            404,100   Unova, Inc.* ......................      8,183,025
                                                             -----------
                                                              28,130,479
                                                             -----------
TRANSPORTATION (5.9%)
Railroads (5.9%)

            304,400   CSX Corp. .........................      9,975,188
            231,200   Florida East Coast Industries,
                        Inc. -- Class B..................      8,935,880
            405,800   Norfolk Southern Corp. ............     10,761,816
                                                             -----------
                                                              29,672,884
                                                             -----------
WHOLESALE & RETAIL TRADE (8.2%)
Retail Eating & Drinking Places (1.2%)
            162,500   Yum! Brands, Inc.* (a) ............      6,048,250
                                                             -----------
Specialty Retail Stores (7.0%)
            116,800   Advance Auto Parts, Inc.* (a) .....      5,160,224
            418,700   CSK Auto Corp.* (a) ...............      7,176,518
            221,100   CVS Corp. (a) .....................      9,290,622
            330,900   Dollar Tree Stores, Inc.* (a) .....      9,076,587
            115,800   Genuine Parts Co. .................      4,594,944
                                                             -----------
                                                              35,298,895
                                                             -----------
                                                              41,347,145
                                                             -----------
TOTAL COMMON STOCK
 (COST $396,709,072) ....................................    453,171,355
                                                             -----------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================



                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                        -------------
SHORT-TERM INVESTMENTS (7.7%)
         19,214,939   BlackRock Liquidity Funds
                        TempCash Portfolio --
                        Institutional Series.............  $  19,214,939
         19,214,938   BlackRock Liquidity Funds
                        TempFund Portfolio --
                        Institutional Series.............     19,214,938
                                                           -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $38,429,877)+ ....................................     38,429,877
                                                           -------------

    PAR/SHARES
 ------------------
U.S. TREASURY OBLIGATIONS (2.1%)
         $2,000,000   U. S. Treasury Bills,
                        0.90%, 07/01/04..................      2,000,000
          3,000,000   U. S. Treasury Bills,
                        0.97%, 07/01/04..................      3,000,000
          3,000,000   U. S. Treasury Bills,
                        1.00%, 07/08/04..................      2,999,416
          2,500,000   U. S. Treasury Bills,
                        1.07%, 07/15/04 (a)..............      2,498,960
                                                           -------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $10,498,376) .....................................     10,498,376
                                                           -------------
TOTAL INVESTMENTS (100.0%)
 (COST $445,637,325)+(1) ................................
                                                           $ 502,099,608
                                                           =============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
ASSET-BACKED COMMERCIAL PAPER
          1,927,593   Concord Minutemen Capital Co.,
                        LLC, 1.23%, 07/12/04.............  $   1,927,593
            234,815   Fairway Finance, 1.22%, 07/16/04 ..        234,815
          2,496,511   Grampian Funding LLC,
                        1.20%, 07/13/04..................      2,496,511
                                                           -------------
                                                               4,658,919
                                                           -------------
CERTIFICATES OF DEPOSIT
            419,383   BNP Paribas, 1.08%, 07/12/04 ......        419,383
            121,744   Banco Santander PR,
                        1.13%, 07/01/04..................        121,744
            664,438   Svenska Handelsbanken AB,
                        1.39%, 10/27/04..................        664,438
                                                           -------------
                                                               1,205,565
                                                           -------------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
FLOATING RATE NOTES
          2,208,109   ForeningsSparbanken AB,
                        1.20%, 07/15/04..................    $ 2,208,109
            151,151   Morgan Stanley, 1.58%, 07/01/04 ...        151,151
          3,059,211   Natexis Banques Populaires,
                        1.60%, 07/01/04..................      3,059,211
            883,454   Societe Generale, 1.58%, 07/01/04 .        883,454
             47,471   Westdeutsche Landesbank,
                        1.25%, 07/23/04..................         47,471
          1,046,643   Westdeutsche Landesbank,
                        1.30%, 07/29/04..................      1,046,643
          1,112,606   Westdeutsche Landesbank,
                        1.13%, 07/09/04..................      1,112,606
                                                             -----------
                                                               8,508,645
                                                             -----------
INSTITUTIONAL MONEY MARKET TRUST
         18,689,375   BlackRock Institutional Money
                        Market Trust.....................     18,689,375
                                                             -----------

                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
MASTER NOTES
             49,061   Merrill Lynch & Co., Inc.,
                        1.63%, 07/01/04..................    $    49,061
         10,471,918   Merrill Lynch & Co., Inc.,
                        1.63%, 07/01/04..................     10,471,918
          2,431,230   Merrill Lynch & Co., Inc.,
                        1.63%, 07/01/04..................      2,431,230
                                                             -----------
                                                              12,952,209
                                                             -----------
TIME DEPOSIT
          1,077,449   Chase Manhattan Bank USA,
                        1.25%, 07/01/04..................      1,077,449

                                                             -----------
YANKEE CERTIFICATE OF DEPOSIT
          5,914,687   Westdeutsche Landesbank,
                        1.50%, 01/10/05..................      5,914,687
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $53,006,849)(2) ..................................    $53,006,849
                                                             ===========




---------------
ADR     American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $446,632,876. At June 30, 2004 net unrealized appreciation was $55,466,732. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $57,683,924, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,217,192.
(1) At June 30, 2004, the market value of securities on loan for the Mid Cap Value Series was $51,746,953.
(2) The investments held as collateral on loaned securities represented 11% of the net assets of the Mid Cap Value Series.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================


                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (98.1%)
AEROSPACE & DEFENSE (7.5%)
             68,500   Raytheon Co. ......................    $ 2,450,245
             49,300   The Boeing Co.(a) .................      2,518,737
                                                             -----------
                                                               4,968,982
                                                             -----------
ELECTRIC, GAS, WATER, & UTILITIES (2.8%)
             40,200   PPL Corp. .........................      1,845,180
                                                             -----------
ENTERTAINMENT & LEISURE (3.9%)
            102,500   The Walt Disney Co. ...............      2,612,725
                                                             -----------
FINANCE & INSURANCE (28.9%)
Financial Services (5.1%)
             28,000   Citigroup, Inc. ...................      1,302,000
             76,900   U.S. Bancorp ......................      2,119,364
                                                             -----------
                                                               3,421,364
                                                             -----------
Insurance Carriers (14.9%)
             26,000   Ambac Financial Group, Inc. .......      1,909,440
             31,300   American International Group, Inc.       2,231,064
             29,400   Chubb Corp. .......................      2,004,492
             23,700   Everest Re Group, Ltd. ............      1,904,532
             39,400   Lincoln National Corp. ............      1,861,650
                                                             -----------
                                                               9,911,178
                                                             -----------
Savings, Credit, & Other Financial Institutions (5.6%)
             63,500   Mellon Financial Corp. ............      1,862,455
             48,400   Washington Mutual, Inc.(a) ........      1,870,176
                                                             -----------
                                                               3,732,631
                                                             -----------
Security & Commodity Brokers, Dealers, & Services (3.3%)
             42,000   Morgan Stanley(a) .................      2,216,340
                                                             -----------
                                                              19,281,513
                                                             -----------
HEALTHCARE (2.0%)
             11,700   Wellpoint Health Networks, Inc.* ..      1,310,517
                                                             -----------
MANUFACTURING (20.7%)
Chemical & Allied Products (2.8%)
             45,500   Dow Chemical Co. ..................      1,851,850
                                                             -----------
Diversified Manufacturing Industries (3.9%)
             79,000   Tyco International Ltd.(a)               2,618,060
                                                             -----------
Electronic Components & Equipment (3.0%)
             60,600   General Electric Co. ..............      1,963,440
                                                             -----------
Misc. Electrical Machinery, Equipment, & Supplies (3.8%)
             39,700   Emerson Electric Co.*(a) ..........      2,522,935
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
MANUFACTURING (CONTINUED)
Pharmaceutical Preparations (7.2%)
             43,200   Abbott Laboratories ...............    $ 1,760,832
             66,900   Bristol-Meyers Squibb Co. .........      1,639,050
             29,500   Merck & Co., Inc. .................      1,401,250
                                                             -----------
                                                               4,801,132
                                                             -----------
                                                              13,757,417
                                                             -----------
OIL & GAS (9.3%)
             18,800   ChevronTexaco Corp. ...............      1,769,268
             48,500   Exxon Mobil Corp. .................      2,153,885
             73,900   Halliburton Co. ...................      2,236,214
                                                             -----------
                                                               6,159,367
                                                             -----------
SERVICES (3.3%)
             52,100   Automatic Data Processing, Inc. ...      2,181,948
                                                             -----------
TECHNOLOGY (6.0%)
             97,100   Hewlett-Packard Co. ...............      2,048,810
             22,100   International Business Machines
                        Corp.............................      1,948,115
                                                             -----------
                                                               3,996,925
                                                             -----------
TRANSPORTATION (2.2%)
Railroads (2.2%)
             54,200   Norfolk Southern Corp. ............      1,437,384
                                                             -----------
WHOLESALE & RETAIL TRADE (11.5%)
Retail Building Materials (3.0%)
             57,200   Home Depot, Inc.(a) ...............      2,013,440
                                                             -----------
Retail Department Stores (5.0%)
             47,800   Kohl's Corp.* .....................      2,020,984
             31,100   Target Corp. ......................      1,320,817
                                                             -----------
                                                               3,341,801
                                                             -----------
Wholesale - Machinery Equipment (3.5%)
             40,200   W.W. Grainger, Inc. ...............      2,311,500
                                                             -----------
                                                               7,666,741
                                                             -----------
TOTAL COMMON STOCK
 (COST $54,442,475) .....................................     65,218,699
                                                             -----------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
SHORT-TERM INVESTMENTS (1.9%)
            642,578   BlackRock Liquidity Funds
                        TempCash Portfolio --
                        Institutional Series.............    $   642,578
            642,578   BlackRock Liquidity Funds
                        TempFund Portfolio --
                        Institutional Series.............        642,578
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,285,156) ......................................      1,285,156
                                                             -----------
TOTAL INVESTMENTS (100.0%)
 (COST $55,727,631)+(1) .................................    $66,503,855
                                                             ===========
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
ASSET-BACKED COMMERCIAL PAPER
          1,613,766   Concord Minutemen Capital Co.,
                        LLC, 1.12%, 07/08/04.............    $ 1,613,766
             66,050   Grampian Funding LLC,
                        1.20%, 07/13/04..................         66,050
          1,380,445   Victory Receivables Corp.,
                        1.23%, 07/19/04..................      1,380,445
                                                             -----------
                                                               3,060,261
                                                             -----------

                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
FLOATING RATE NOTES
             33,613   Natexis Banques Populaires,
                        1.55%, 07/01/04..................    $    33,613
          2,370,639   Natexis Banques Populaires,
                        1.60%, 07/01/04..................      2,370,639
                                                             -----------
                                                               2,404,252
                                                             -----------
INSTITUTIONAL MONEY MARKET TRUST
          1,235,300   BlackRock Institutional Money
                        Market Trust.....................      1,235,300
                                                             -----------
MASTER NOTE
          1,444,864   Merrill Lynch & Co., Inc.,
                        1.63%, 07/01/04..................      1,444,864
                                                             -----------
TIME DEPOSIT
            376,953   Chase Manhattan Bank USA,
                        1.25%, 07/01/04..................        376,953
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
  (COST $8,521,630)(2)...................................    $ 8,521,630
                                                             ===========



---------------
ADR     American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $55,774,948. At June 30, 2004 net unrealized appreciation was $10,728,907. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,790,012, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,061,105.
(1) At June 30, 2004, the market value of securities on loan for the Large Cap Value Series was $8,333,792.
(2) The investments held as collateral on loaned securities represented 12.8% of the net assets of the Large Cap Value Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================




                                                                                          SMALL CAP       MID CAP        LARGE CAP
                                                                                        VALUE SERIES    VALUE SERIES   VALUE SERIES
                                                                                        ------------    ------------   ------------
ASSETS
 Investments
   Investments, at cost.............................................................    $553,623,342    $445,637,325    $55,727,631
   Net unrealized appreciation......................................................     125,807,707      56,462,283     10,776,224
                                                                                        ------------    ------------    -----------
 Total investments, at value........................................................     679,431,049     502,099,608     66,503,855
 Securities lending collateral......................................................     100,266,855      53,006,849      8,521,630
 Receivable for securities sold.....................................................       1,550,210       9,260,704        350,015
 Receivable for Contributions.......................................................      10,774,301       4,943,570         21,633
 Interest and dividends receivable..................................................         400,397         316,446        116,268
                                                                                        ------------    ------------    -----------
Total assets........................................................................     792,422,812     569,627,177     75,513,401
                                                                                        ------------    ------------    -----------
LIABILITIES
 Obligation to return securities lending collateral.................................     100,266,855      53,006,849      8,521,630
 Payable for securities purchased...................................................       9,494,396      36,073,338        516,752
 Payable for Withdrawals............................................................         263,302         478,309         50,116
 Accrued management fee.............................................................         402,615         263,860         29,598
 Other accrued expenses.............................................................          72,652          47,913          9,047
                                                                                        ------------    ------------    -----------
Total liabilities...................................................................     110,499,820      89,870,269      9,127,143
                                                                                        ------------    ------------    -----------
NET ASSETS..........................................................................    $681,922,992    $479,756,908    $66,386,258
                                                                                        ============    ============    ===========



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2004
================================================================================



                                                                                          SMALL CAP       MID CAP        LARGE CAP
                                                                                        VALUE SERIES    VALUE SERIES   VALUE SERIES
                                                                                        ------------    ------------   ------------
INVESTMENT INCOME
 Dividends..........................................................................    $  3,264,537    $ 3,068,525     $1,187,598
 Interest...........................................................................         160,682        145,776         16,624
 Securities lending.................................................................          72,328         62,517         11,062
 Foreign tax withheld...............................................................          (9,456)       (35,054)            --
                                                                                        ------------    -----------     ----------
Total investment income.............................................................       3,488,091      3,241,764      1,215,284
                                                                                        ------------    -----------     ----------
EXPENSES
 Investment advisory fees...........................................................       4,040,536      2,065,606        345,225
 Administration and accounting fees.................................................         505,067        258,201         58,845
 Professional fees..................................................................          69,275         42,446         30,918
 Custody fees.......................................................................         104,819         63,440         16,681
 Trustee fees and expenses..........................................................           3,945          3,914          3,944
 Miscellaneous......................................................................          11,780         10,169          8,415
                                                                                        ------------    -----------     ----------
Total expenses......................................................................       4,735,422      2,443,776        464,028
                                                                                        ------------    -----------     ----------
NET INVESTMENT INCOME (LOSS)........................................................      (1,247,331)       797,988        751,256
                                                                                        ------------    -----------     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from investments.................................................      76,623,539     44,459,007      1,695,222
 Net change in unrealized appreciation (depreciation) of investments................      64,105,737     33,852,104      7,331,343
                                                                                        ------------    -----------     ----------
Net realized and unrealized gain on investments.....................................     140,729,276     78,311,111      9,026,565
                                                                                        ------------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................    $139,481,945    $79,109,099     $9,777,821
                                                                                        ============    ===========     ==========



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                      SMALL CAP VALUE SERIES
                                                   -----------------------------
                                                    YEAR ENDED       YEAR ENDED
                                                     JUNE 30,         JUNE 30,
                                                       2004             2003
                                                   -------------   -------------
NET ASSETS -- BEGINNING OF YEAR ...............    $ 379,323,554   $ 413,987,201
                                                   -------------   -------------
OPERATIONS
 Net investment loss ..........................       (1,247,331)        (10,828)
 Net realized gain (loss) from investments ....       76,623,539     (20,789,291)
 Net change in unrealized appreciation
  (depreciation) of investments................       64,105,737       6,814,088
                                                   -------------   -------------
   Net increase (decrease) in net assets
    resulting from operations..................      139,481,945     (13,986,031)
                                                   -------------   -------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions ................................      342,623,889     142,675,744
 Withdrawals ..................................     (179,506,396)   (163,353,360)
                                                   -------------   -------------
   Net increase (decrease) in net assets
    resulting from transactions in beneficial
    interests .................................      163,117,493     (20,677,616)
                                                   -------------   -------------
   Total increase (decrease) in net assets.....      302,599,438     (34,663,647)
                                                   -------------   -------------
NET ASSETS -- END OF YEAR .....................    $ 681,922,992   $ 379,323,554
                                                   =============   =============






--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                        MID CAP VALUE SERIES
                                                     ---------------------------
                                                      YEAR ENDED     YEAR ENDED
                                                       JUNE 30,       JUNE 30,
                                                         2004           2003
                                                     ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................    $169,258,496   $142,494,525
                                                     ------------   ------------
OPERATIONS
 Net investment income ..........................         797,988        688,904
 Net realized gain (loss) from investments ......      44,459,007    (14,510,297)
 Net change in unrealized appreciation
  (depreciation) of investments..................      33,852,104     16,409,473
                                                     ------------   ------------
   Net increase in net assets resulting from
    operations...................................      79,109,099      2,588,080
                                                     ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions ..................................     270,599,880     83,742,134
 Withdrawals ....................................     (39,210,567)   (59,566,243)
                                                     ------------   ------------
   Net increase in net assets resulting from
    transactions in beneficial interests.........     231,389,313     24,175,891
                                                     ------------   ------------
   Total increase in net assets..................     310,498,412     26,763,971
                                                     ------------   ------------
NET ASSETS -- END OF YEAR .......................    $479,756,908   $169,258,496
                                                     ============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                       LARGE CAP VALUE SERIES
                                                     ---------------------------
                                                      YEAR ENDED     YEAR ENDED
                                                       JUNE 30,       JUNE 30,
                                                         2004           2003
                                                     ------------   ------------
NET ASSETS -- BEGINNING OF YEAR .................    $ 56,094,019   $ 58,911,376
                                                     ------------   ------------
OPERATIONS
 Net investment income ..........................         751,256        583,685
 Net realized gain (loss) from investments ......       1,695,222    (12,469,058)
 Net change in unrealized appreciation
  (depreciation) of investments..................       7,331,343     11,705,982
                                                     ------------   ------------
   Net increase (decrease) in net assets
    resulting from operations....................       9,777,821       (179,391)
                                                     ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST:
 Contributions ..................................      17,763,469     14,714,660
 Withdrawals ....................................     (17,249,051)   (17,352,626)
                                                     ------------   ------------
   Net increase (decrease) in net assets
    resulting from transactions in beneficial
    interests ...................................         514,418     (2,637,966)
                                                     ------------   ------------
   Total increase (decrease) in net assets.......      10,292,239     (2,817,357)
                                                     ------------   ------------
NET ASSETS -- END OF YEAR .......................    $ 66,386,258   $ 56,094,019
                                                     ============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Value Series, Mid Cap Value Series, and Large Cap Value Series (each a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to each of the Series. For its services, CRM receives a fee from Small Cap Value Series and Mid Cap Value Series as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series. For its services to Large Cap Value Series, CRM receives a fee as follows:
   .55% up to $1 billion; .50% of the next $1 billion; and .45% in excess of $2 billion of the average daily net assets of the Series.




--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets. This undertaking will remain in place until November 2010.

   Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of each Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of CRM, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. Each of the Series may lend its securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:


                                                                                          SMALL CAP       MID CAP        LARGE CAP
                                                                                        VALUE SERIES    VALUE SERIES   VALUE SERIES
                                                                                        ------------    ------------   ------------
  Purchases.........................................................................    $546,483,720    $615,027,084    $19,770,449
  Sales.............................................................................     397,672,903     400,429,650     15,539,459


--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


6. FINANCIAL HIGHLIGHTS.

                                                                                                                  FOR THE PERIOD
                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,     NOVEMBER 1, 1999 (1)
                                                                       -------------------------------------          THROUGH
                                                                       2004       2003      2002       2001        JUNE 30, 2000
                                                                      -------   -------    -------    ------   --------------------
  Small Cap Value Series
  Total Return....................................................     33.66%   (1.87)%      3.46%    42.27%           19.70%**
  Ratios to Average Net Assets:
   Expenses.......................................................      0.88%     0.88%      0.88%     0.90%            0.87%*
   Net investment income (loss)...................................    (0.23)%       --%(2)   0.33%     1.05%          (0.82)%*
  Portfolio Turnover Rate.........................................        77%       74%        61%       92%              65%**


                                                                                                                  FOR THE PERIOD
                                                                        FOR THE FISCAL YEARS ENDED JUNE 30,    NOVEMBER 1, 1999 (1)
                                                                        ------------------------------------          THROUGH
                                                                        2004      2003      2002       2001        JUNE 30, 2000
                                                                       ------   -------    -------    ------   --------------------
  Mid Cap Value Series
  Total Return.....................................................    35.74%   (0.58)%      5.27%    43.18%          37.80%**
  Ratios to Average Net Assets:
   Expenses........................................................     0.89%     0.90%      0.92%     0.99%           1.10%*
   Net investment income...........................................     0.29%     0.51%      0.24%     0.82%           0.52%*
  Portfolio Turnover Rate..........................................      152%      142%       143%      163%            202%**


                                                                                                                  FOR THE PERIOD
                                                                        FOR THE FISCAL YEARS ENDED JUNE 30,    NOVEMBER 1, 1999 (1)
                                                                        ------------------------------------          THROUGH
                                                                        2004     2003       2002       2001        JUNE 30, 2000
                                                                       ------   ------    --------    ------   --------------------
  Large Cap Value Series
  Total Return.....................................................    16.78%    1.21%    (23.81)%     9.38%          18.70%**
  Ratios to Average Net Assets:
   Expenses........................................................     0.74%    0.76%       0.71%     0.72%           0.69%*
   Net investment income...........................................     1.20%    1.23%       0.86%     1.01%           0.82%*
  Portfolio Turnover Rate..........................................       26%      87%        100%      109%            110%**

  ----------------
    (1) Commencement of operations.
    (2) Less than (0.01)%.
    *   Annualized.
    **  Not annualized.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


TO THE TRUSTEES AND BENEFICIAL INTEREST HOLDERS OF WT INVESTMENT TRUST I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series, Mid Cap Value Series, and Large Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers or by alternate procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                         /S/ ERNST & YOUNG

Philadelphia, Pennsylvania
August 4, 2004



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS

================================================================================



WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                 PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE            HELD WITH           AND LENGTH OF              DURING PAST          OVERSEEN BY        HELD BY
---------------------           FUND COMPLEX          TIME SERVED                FIVE YEARS            TRUSTEE          TRUSTEE
                                ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN (1)         Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================


INTERESTED TRUSTEES

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE         HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
---------------------        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
                             ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.     Trustee        Shall serve until death,    Managing Director,             56         The Leakey
(2)                                         resignation or removal.     Roxbury Capital                           Foundation
100 Wilshire Boulevard                      Trustee since October       Management LLC                            (non-profit); and
Suite 1000                                  1999.                       since 1998. Prior to                      Natural History
Santa Monica, CA 90401                                                  1998, Principal, Roger                    Museum of
Date of Birth: 11/36                                                    Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).


INDEPENDENT TRUSTEES


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                  PRINCIPAL              FUND             OTHER
                                POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE            HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY        HELD BY
---------------------           FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE          TRUSTEE
                                ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================

INDEPENDENT TRUSTEES

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL              FUND              OTHER
                             POSITION(S)         TERM OF OFFICE              OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE         HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY         HELD BY
---------------------        FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE           TRUSTEE
                             ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

MARK A. SARGENT              Trustee        Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                         resignation or removal.     Law, Villanova                            Low Volatility
                                            Trustee since               University School of                      Fund of Funds;
                                            November 2001.              Law since July 1997.                      and
                                                                        Associate Dean for                        St. Thomas
                                                                        Academic Affairs                          More Society of
                                                                        University of Maryland                    Pennsylvania.
                                                                        School of Law from
                                                                        1994 to 1997.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================


EXECUTIVE OFFICERS


                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                   PRINCIPAL              FUND            OTHER
                                 POSITION(S)          TERM OF OFFICE             OCCUPATION(S)           COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND AGE             HELD WITH           AND LENGTH OF               DURING PAST          OVERSEEN BY       HELD BY
---------------------            FUND COMPLEX          TIME SERVED                FIVE YEARS             TRUSTEE         TRUSTEE
                                --------------   -----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG                  Vice President   Shall serve at the         Vice President,                N/A             N/A
Date of Birth: 12/54                             pleasure of the Board      Wilmington Trust
                                                 and until successor is     Company Since 1986;
                                                 elected and qualified.     and Vice President and
                                                 Officer since October      Director of Rodney
                                                 1998.                      Square Management
                                                                            Corporation since
                                                                            2001.

JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the         Vice President, Rodney         N/A             N/A
Date of Birth: 1/57                              pleasure of the Board      Square Management
                                                 and until successor is     Corporation since
                                                 elected and qualified.     1992.
                                                 Officer since November
                                                 1999.

FRED FILOON                     Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
520 Madison Avenue                               pleasure of the Board      Cramer Rosenthal
New York, NY 10022                               and until successor is     McGlynn, LLC since
Date of Birth: 3/42                              elected and qualified.     1989.
                                                 Officer since August
                                                 2000.

JOHN R. GILES                   Vice President   Shall serve at the         Senior Vice President,         N/A             N/A
Date of Birth: 8/57             and Chief        pleasure of the Board      Wilmington Trust
                                Financial        and until successor is     Company since 1996.
                                Officer          elected and qualified.
                                                 Officer since December
                                                 1999.

PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A             N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A             N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

===================================        =====================================
TRUSTEES                                                  CRMINV A/R
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Nicholas A. Giordano                                   [GRAPHIC OMITTED]
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards, Jr.
Mark A. Sargent

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604
                                                           SMALL CAP
ADMINISTRATOR                                              VALUE FUND
Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890
                                                            MID CAP
LEGAL COUNSEL                                              VALUE FUND
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP                                           LARGE CAP
                                                            VALUE FUND


                                                         Investor Shares
Investor Information: (800) CRM-2883
http://www.crmfunds.com                                   ANNUAL REPORT
                                                           June 30, 2004



THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED            [GRAPHIC OMITTED]
CURRENT PROSPECTUSES OF THE CRM FUNDS.


CRMINV A/R
===================================        =====================================
                                                                  THE CRM FUNDS

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   It gives me great pleasure to present this annual report to you, our shareholders. We believe the above mentioned rising interest rate environment will benefit our portfolio in the coming months. Thank you for your support.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

INVESTMENT RESULTS

   For the fiscal year ended June 30, 2004, the Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios' dividends represented a return of 0.39%, 0.33% and 0.21%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                                     For the Fiscal Year
                                                                     Ended June 30, 2004
                                                                     -------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                              0.39%
        Lipper Money Market Funds                                            0.17%
        WILMINGTON U.S. GOVERNMENT PORTFOLIO                                 0.33%
        Lipper U.S. Government Money Market Funds                            0.37%
        WILMINGTON TAX-EXEMPT PORTFOLIO                                      0.21%
        Lipper Tax-Exempt Money Market Funds                                 0.37%

                                                                    Annualized 7-Day Yield
                                                                      As of June 30, 2004
                                                                    ----------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                              0.39%
        WILMINGTON U.S. GOVERNMENT PORTFOLIO                                 0.37%
        WILMINGTON TAX-EXEMPT PORTFOLIO                                      0.26%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

Investments in the Portfolios are not insured by the FDIC or any other governmental agency, are not deposits of or other obligations of or guaranteed by Wilmington Trust or any other bank or entity, and are subject to risks. Although the Portfolios seek to preserve the value of their shareholders' investments at $1.00 per share, it is possible to lose money by investing in these vehicles.

You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing. Distributed by Professional Funds Distributor, LLC.

   We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios - Service Shares. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                      Sincerely,

                                                      /s/ Robert J. Christian
                                                      -----------------------
                                                      Robert J. Christian
                                                      President

July 12, 2004

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                         Portfolio       Portfolio       Portfolio
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in Series, at value....................................................    $2,016,889,365    $866,654,249   $471,306,349
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,016,889,365     866,654,249    471,306,349
                                                                                      --------------    ------------   ------------
LIABILITIES:
Dividends payable.................................................................           582,165         222,513        100,818
Accrued expenses..................................................................           521,098         226,076        125,675
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................         1,103,263         448,589        226,493
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-in capital...................................................................    $2,015,758,864    $866,192,421   $471,079,462
Accumulated net realized gain on investments......................................            27,238          13,239            394
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
NET ASSETS BY SHARE CLASS:
 Investor Shares..................................................................    $   14,105,469    $ 33,891,775   $ 46,990,392
 Service Shares...................................................................     2,001,680,633     832,313,885    424,089,464
                                                                                      --------------    ------------   ------------
                                                                                      $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Investor Shares..................................................................        14,105,173      33,891,425     46,998,629
 Service Shares...................................................................     2,001,653,691     832,296,343    424,087,198
NET ASSET VALUE, offering and redemption price per share:
 Investor Shares..................................................................             $1.00           $1.00          $1.00
 Service Shares...................................................................             $1.00           $1.00          $1.00




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                                              Prime          U.S.
                                                                                          Money Market    Government     Tax-Exempt
                                                                                            Portfolio      Portfolio     Portfolio
                                                                                          ------------    -----------   -----------
NET INVESTMENT INCOME FROM SERIES:
 Interest income......................................................................    $ 25,083,388    $10,326,708   $ 4,645,767
 Expenses.............................................................................     (10,353,226)    (4,703,634)   (2,383,173)
                                                                                          ------------    -----------   -----------
   Net investment income from Series..................................................      14,730,162      5,623,074     2,262,594
                                                                                          ------------    -----------   -----------
EXPENSES:
 Transfer agent fees..................................................................          53,154         25,853        15,913
 Reports to shareholders..............................................................          76,787         41,764        32,058
 Trustees' fees.......................................................................          12,101         12,096        12,060
 Distribution fees -- Investor Shares.................................................          15,480         16,962        20,034
 Shareholder service fees -- Service Shares...........................................       5,518,547      2,245,516     1,062,147
 Registration fees....................................................................          28,076         19,149        20,742
 Professional fees....................................................................          93,991         44,695        29,239
 Other................................................................................         124,525         50,065        25,404
                                                                                          ------------    -----------   -----------
   Total expenses.....................................................................       5,922,661      2,456,100     1,217,597
                                                                                          ------------    -----------   -----------
 Net investment income................................................................       8,807,501      3,166,974     1,044,997
                                                                                          ------------    -----------   -----------
NET REALIZED GAIN ON INVESTMENTS FROM SERIES..........................................           7,104          7,024            --
                                                                                          ------------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................    $  8,814,605    $ 3,173,998   $ 1,044,997
                                                                                          ============    ===========   ===========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $     8,807,501    $     3,166,974   $   1,044,997
 Net realized gain on investments............................................              7,104              7,024              --
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................          8,814,605          3,173,998       1,044,997
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income:
 Investor Shares.............................................................           (176,194)          (182,455)       (181,199)
 Service Shares..............................................................         (8,631,307)        (2,984,519)       (863,798)
                                                                                 ---------------    ---------------   -------------
Total distributions..........................................................         (8,807,501)        (3,166,974)     (1,044,997)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        136,399,071          1,794,930     366,209,410
 Proceeds from shares sold -- Service Shares.................................      4,043,563,922      3,576,273,256     753,272,704
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Cost of shares redeemed -- Investor Shares..................................       (151,265,399)        (2,164,305)   (342,605,357)
 Cost of shares redeemed -- Service Shares...................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
Net decrease in net assets from Portfolio share transactions.................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ---------------    ---------------   -------------
Total decrease in net assets.................................................       (367,340,886)       (97,584,757)    (77,824,337)
NET ASSETS:
 Beginning of year...........................................................      2,383,126,988        963,790,417     548,904,193
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,015,786,102    $   866,205,660   $ 471,079,856
                                                                                 ===============    ===============   =============

                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................        136,399,071          1,794,930     366,209,410
 Shares sold -- Service Shares...............................................      4,043,563,922      3,576,273,256     753,272,704
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Shares redeemed -- Investor Shares..........................................       (151,265,399)        (2,164,305)   (342,605,357)
 Shares redeemed -- Service Shares...........................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
 Net decrease in shares......................................................       (367,347,990)       (97,591,781)   (77,824,337)
                                                                                 ===============    ===============   =============




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $    21,859,931    $     8,270,378   $   3,082,417
 Net realized gain on investments............................................                 --                903             394
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................         21,859,931          8,271,281       3,082,811
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income:
 Investor Shares.............................................................           (359,813)          (299,237)       (191,275)
 Service Shares..............................................................        (21,500,118)        (7,971,141)     (2,891,142)
                                                                                 ---------------    ---------------   -------------
Total distributions..........................................................        (21,859,931)        (8,270,378)     (3,082,417)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        269,911,860         14,305,137     330,578,303
 Proceeds from shares sold -- Service Shares.................................      5,156,752,822      2,875,104,967     955,432,815
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             94,803             17,953           9,930
   Service Shares............................................................          1,218,093             87,763          29,669
 Cost of shares redeemed -- Investor Shares..................................       (284,316,715)        (3,588,217)   (336,802,616)
 Cost of shares redeemed -- Service Shares...................................     (5,161,881,590)    (2,920,627,269)   (923,707,721)
                                                                                 ---------------    ---------------   -------------
Net increase (decrease) in net assets from Portfolio share transactions......        (18,220,727)       (34,699,666)     25,540,380
                                                                                 ---------------    ---------------   -------------
Total increase (decrease) in net assets......................................        (18,220,727)       (34,698,763)     25,540,774
NET ASSETS:
 Beginning of year...........................................................      2,401,347,715        998,489,180     523,363,419
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,383,126,988    $   963,790,417   $ 548,904,193
                                                                                 ===============    ===============   =============

                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................        269,911,860         14,305,137     330,578,303
 Shares sold -- Service Shares...............................................      5,156,752,822      2,875,104,967     955,432,815
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             94,803             17,953           9,930
   Service Shares............................................................          1,218,093             87,763          29,669
 Shares redeemed -- Investor Shares..........................................       (284,316,715)        (3,588,217)   (336,802,616)
 Shares redeemed -- Service Shares...........................................     (5,161,881,590)    (2,920,627,269)   (923,707,721)
                                                                                 ---------------    ---------------   -------------
 Net increase (decrease) in shares...........................................        (18,220,727)       (34,699,666)     25,540,380
                                                                                 ===============    ===============   =============





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                                                     For the Period
                                                                              For the Fiscal Years Ended June 30,   April 2, 2001(2)
PRIME MONEY MARKET PORTFOLIO -- SERVICE SHARES                               -------------------------------------       through
                                                                               2004          2003          2002       June 30, 2001
                                                                            ----------    ----------    ----------     ----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..................................   $     1.00    $     1.00    $     1.00     $     1.00
                                                                            ----------    ----------    ----------     ----------
INVESTMENT OPERATIONS:
 Net investment income ..................................................           --(3)       0.01          0.02           0.01
                                                                            ----------    ----------    ----------     ----------
DISTRIBUTIONS:
 From net investment income .............................................           --(3)      (0.01)        (0.02)         (0.01)
 From net realized gain .................................................           --            --            --(3)          --
                                                                            ----------    ----------    ----------     ----------
   Total distributions...................................................           --         (0.01)        (0.02)         (0.01)
                                                                            ----------    ----------    ----------     ----------
NET ASSET VALUE -- END OF PERIOD ........................................   $     1.00    $     1.00    $     1.00     $     1.00
                                                                            ==========    ==========    ==========     ==========
TOTAL RETURN ............................................................        0.39%         0.87%         1.95%          1.01%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses ...............................................................        0.73%         0.72%         0.72%          0.72%*
 Net investment income ..................................................        0.39%         0.86%         1.91%          3.97%*
Net assets at end of period (000 omitted) ...............................   $2,001,681    $2,354,190    $2,358,034     $2,155,407

---------------
*   Annualized.
**  Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Prime Money Market Series.
(2) Commencement of operations.
(3) Less than $0.01 per share.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                     For the Fiscal Years Ended      For the Period
                                                                                              June 30,              April 2, 2001(2)
U.S. GOVERNMENT PORTFOLIO -- SERVICE SHARES                                        -------------------------------       through
                                                                                    2004        2003        2002      June 30, 2001
                                                                                  --------    --------    --------     ----------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................................   $   1.00    $   1.00    $   1.00     $     1.00
                                                                                  --------    --------    --------     ----------
INVESTMENT OPERATIONS:
 Net investment income ........................................................         --(3)     0.01        0.02           0.01
                                                                                  --------    --------    --------     ----------
DISTRIBUTIONS:
 From net investment income ...................................................         --(3)    (0.01)      (0.02)         (0.01)
 From net realized gain .......................................................         --          --          --(3)          --
                                                                                  --------    --------    --------     ----------
   Total distributions.........................................................         --       (0.01)      (0.02)         (0.01)
                                                                                  --------    --------    --------     ----------
NET ASSET VALUE -- END OF PERIOD ..............................................   $   1.00    $   1.00    $   1.00     $     1.00
                                                                                  ========    ========    ========     ==========
TOTAL RETURN ..................................................................      0.33%       0.75%       1.79%          0.94%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses .....................................................................      0.78%       0.77%       0.78%          0.78%*
 Net investment income ........................................................      0.33%       0.76%       1.78%          3.75%*
Net assets at end of period (000 omitted) .....................................   $832,314    $929,538    $974,914     $1,120,776

---------------
*   Annualized.
**  Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- U.S. Government Series.
(2) Commencement of operations.
(3) Less than $0.01 per share.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                     For the Fiscal Years Ended      For the Period
                                                                                              June 30,              April 2, 2001(2)
TAX-EXEMPT PORTFOLIO -- SERVICE SHARES                                             -------------------------------       through
                                                                                    2004        2003        2002      June 30, 2001
                                                                                  --------    --------    --------      --------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................................   $   1.00    $   1.00    $   1.00      $   1.00
                                                                                  --------    --------    --------      --------
INVESTMENT OPERATIONS:
 Net investment income ........................................................         --(3)     0.01        0.01          0.01
                                                                                  --------    --------    --------      --------
DISTRIBUTIONS:
 From net investment income ...................................................         --(3)    (0.01)      (0.01)        (0.01)
                                                                                  --------    --------    --------      --------
NET ASSET VALUE -- END OF PERIOD ..............................................   $   1.00    $   1.00    $   1.00      $   1.00
                                                                                  ========    ========    ========      ========
TOTAL RETURN ..................................................................      0.21%       0.52%       1.09%         0.64%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses .....................................................................      0.79%       0.78%       0.78%         0.79%*
 Net investment income ........................................................      0.20%       0.52%       1.08%         2.38%*
Net assets at end of period (000 omitted) .....................................   $424,089    $525,522    $493,767      $409,650

---------------
*   Annualized.
**  Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Tax-Exempt Series.
(2) Commencement of operations.
(3) Less than $0.01 per share.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Service Shares. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder servicing fee. Information regarding the Investor Shares is included in a separate shareholder report.

   The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows a Portfolio to pay a fee to Professional Funds Distributor, LLC for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to 0.20% of each Portfolio's average net assets of the Investor Shares, the Board of Trustees has limited annual payments to 0.10% of average daily net assets.

   The Service Shares of each Portfolio have adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") which has the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. As of June 30, 2004, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee or administrative and accounting fee directly, but rather indirectly through their investments in the Series. The investment adviser, administrator and accounting agent to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. These fees charged to the Series are discussed in the notes to the Series' financial statements.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The tax character of distributions paid was as follows.

                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Year ended June 30, 2004
        Ordinary Income ...............................................      $ 8,807,501         $3,166,974             394
        Tax-Exempt Income .............................................               --                 --      $1,044,603
        Year ended June 30, 2003
        Ordinary Income ...............................................      $21,859,931         $8,270,378      $      318
        Tax-Exempt Income .............................................               --                 --       3,082,099

   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Undistributed ordinary income .................................        $27,238            $13,239           $394

5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Service Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Service Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                       Moody's/S&P     Principal          Value
                                                                                       Ratings(1)        Amount         (Note 2)
                                                                                       -----------    ------------   --------------
CERTIFICATES OF DEPOSIT -- 50.1%
 FOREIGN BANKS, FOREIGN CENTERS -- 19.8%
   Banque Nationale de Paris, 1.11%, 09/07/04......................................     P-1, A-1+     $100,000,000   $  100,000,000
   Barclay's Bank PLC, 1.11%, 08/04/04.............................................     P-1, A-1+      100,000,000      100,000,471
   Credit Agricole Indosuez, 1.11%, 09/07/04.......................................     P-1, A-1+      100,000,000      100,006,425
   Landesbank Hessen-Thuringen, 1.26%, 10/28/04....................................     P-1, A-1+      100,000,000      100,003,241
                                                                                                                     --------------
                                                                                                                        400,010,137
                                                                                                                     --------------
 FOREIGN BANKS, U.S. BRANCHES -- 10.9%
   Credit Suisse First Boston, 1.11%, 08/04/04.....................................      P-1, A-1      100,000,000      100,000,000
   Royal Bank of Scotland, 1.07%, 07/19/04.........................................     P-1, A-1+       60,000,000       60,000,145
   Svenska Handelsbanken, 1.11%, 08/09/04..........................................      P-1, A-1       60,000,000       59,998,530
                                                                                                                     --------------
                                                                                                                        219,998,675
                                                                                                                     --------------
 U.S. BANKS, U.S. BRANCHES -- 19.4%
   Bank of America, Inc., 1.06%, 07/15/04..........................................     P-1, A-1+      100,000,000      100,000,000
   Citibank, 1.53%, 09/29/04.......................................................     P-1, A-1+       90,000,000       90,002,241
   Fifth Third Bancorp, 1.08%, 09/20/04............................................     P-1, A-1+      100,000,000      100,003,356
   Wells Fargo Bank, 1.15%, 07/14/04...............................................     P-1, A-1+      100,000,000      100,000,000
                                                                                                                     --------------
                                                                                                                        390,005,597
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,010,014,409) ............................................................    1,010,014,409
                                                                                                                     --------------
COMMERCIAL PAPER -- 16.4%
 BANKS -- 4.5%
   Toronto Dominion, 1.28%, 08/16/04...............................................      P-1, A-1       90,000,000       89,852,800
                                                                                                                     --------------
 FINANCIAL -- 7.1%
   CIT Group, Inc., 1.10%, 07/14/04................................................      P-1, A-1       39,000,000       38,984,508
   CIT Group, Inc., 1.09%, 07/26/04................................................      P-1, A-1       40,000,000       39,969,723
   General Electric Capital Corp., 1.12%, 08/17/04.................................     P-1, A-1+       40,000,000       39,941,511
   National Rural Utilities Coop. Finance Corp., 1.30%, 07/16/04...................      P-1, A-1       25,000,000       24,986,458
                                                                                                                     --------------
                                                                                                                        143,882,200
                                                                                                                     --------------
 LEASING -- 4.8%
   Vehicle Service Corp. of America, LOC Bank of America
    1.35%, 08/16/04................................................................     N/R, A-1+       96,000,000       95,834,400
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (COST $329,569,400) .....................................................................      329,569,400
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 7.7%
 FEDERAL HOME LOAN BANK NOTES -- 2.7%
   Federal Home Loan Bank Notes, 1.30%, 04/27/05..................................................      25,000,000       25,000,000
   Federal Home Loan Bank Notes, 1.38%, 05/03/05..................................................      30,000,000       30,000,000
                                                                                                                     --------------
                                                                                                                         55,000,000
                                                                                                                     --------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.0%
   Federal National Mortgage Association Notes, 1.24%, 07/23/04*..................................      70,000,000       70,000,000
   Federal National Mortgage Association Notes, 1.38%, 02/11/05...................................      30,000,000       30,000,000
                                                                                                                     --------------
                                                                                                                        100,000,000
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $155,000,000) ..............................................................      155,000,000
                                                                                                                     --------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                                       Principal          Value
                                                                                                         Amount         (Note 2)
                                                                                                      ------------   --------------
REPURCHASE AGREEMENTS -- 25.8%
   With Goldman Sachs Group: at 1.55%, dated 06/30/04, to be repurchased at $255,298,792 on 07/01/04, collateralized by $260,394,156 of U.S.
    Treasury Notes 4.00% due 02/15/14 ............................................................    $255,287,800   $  255,287,800
   With Paine Webber Group: at 1.55%, dated 06/30/04, to be repurchased at
    $265,011,410 on 07/01/04, collateralized by $272,953,875 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 07/01/35 .......................................................................     265,000,000      265,000,000
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (COST $520,287,800) ................................................................      520,287,800
                                                                                                                     --------------
TOTAL INVESTMENTS (Cost $2,014,871,609)+ -- 100.0% ...............................................................   $2,014,871,609
                                                                                                                     ==============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC--Letter of Credit



   The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================


                                                       Principal        Value
                                                        Amount         (Note 2)
                                                      -----------   ------------
U.S. AGENCY OBLIGATIONS -- 61.6%
 FEDERAL FARM CREDIT BANKS NOTES -- 5.8%
   Federal Farm Credit Banks Notes, 1.06%,
   07/07/04*......................................    $50,000,000   $ 49,983,518
                                                                    ------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 2.5%
   Federal Home Loan Banks Discount Notes, 1.09%,
   08/04/04.......................................     21,284,000     21,262,190
                                                                    ------------
 FEDERAL HOME LOAN BANKS NOTES -- 17.3%
   Federal Home Loan Banks Notes, 1.10%, 07/12/04*     15,000,000     14,998,504
   Federal Home Loan Banks Notes, 1.07%, 07/19/04*     10,000,000      9,998,327
   Federal Home Loan Banks Notes, 1.21%, 08/04/04.      7,000,000      7,000,168
   Federal Home Loan Banks Notes, 1.27%, 08/04/04.     50,000,000     49,999,296
   Federal Home Loan Banks Notes, 4.63%, 08/13/04.      3,000,000      3,012,077
   Federal Home Loan Banks Notes, 6.25%, 08/13/04.      6,000,000      6,035,821
   Federal Home Loan Banks Notes, 7.46%, 09/09/04.      5,000,000      5,060,272
   Federal Home Loan Banks Notes, 1.44%, 09/15/04*     14,000,000     13,997,492
   Federal Home Loan Banks Notes, 1.37%, 03/25/05.     10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.36%, 04/01/05.     10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.30%, 04/27/05.     10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.38%, 05/03/05.     10,000,000     10,000,000
                                                                    ------------
                                                                     150,101,957
                                                                    ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT
  NOTES -- 9.4%
   Federal Home Loan Mortgage Corporation Discount
     Notes, 1.03%, 07/06/04.......................     11,697,000     11,695,327
   Federal Home Loan Mortgage Corporation Discount
     Notes, 1.09%, 08/03/04.......................     20,000,000     19,980,108
   Federal Home Loan Mortgage Corporation Discount
     Notes, 1.16%, 08/17/04.......................     38,800,000     38,741,239
   Federal Home Loan Mortgage Corporation Discount
     Notes, 1.03%, 08/23/04.......................      6,144,000      6,134,683
   Federal Home Loan Mortgage Corporation Discount
     Notes, 1.40%, 09/07/04.......................      4,800,000      4,787,307
                                                                    ------------
                                                                      81,338,664
                                                                    ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.6%
   Federal Home Loan Mortgage Corporation Notes,
     6.25%, 07/15/04..............................      5,000,000      5,009,826
                                                                    ------------
                                                                       5,009,826
                                                                    ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
  NOTES -- 15.7%
   Federal National Mortgage Association Discount
     Notes, 1.16%, 08/18/04.......................     50,000,000     49,922,833
   Federal National Mortgage Association Discount
     Notes, 1.30%, 08/27/04.......................      4,700,000      4,690,326
   Federal National Mortgage Association Discount
     Notes, 1.07%, 09/01/04.......................     50,000,000     49,907,861
   Federal National Mortgage Association Discount
     Notes, 1.40%, 09/01/04.......................     25,000,000     24,939,722
   Federal National Mortgage Association Discount
     Notes, 1.40%, 09/08/04.......................      7,258,000      7,238,524
                                                                    ------------
                                                                     136,699,266
                                                                    ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                      Principal         Value
                                                        Amount         (Note 2)
                                                     ------------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.3%
   Federal National Mortgage Association Notes,
     1.03%, 07/21/04*............................    $ 25,000,000   $ 24,978,620
   Federal National Mortgage Association Notes,
     6.50%, 08/15/04.............................      32,119,000     32,326,694
   Federal National Mortgage Association Notes,
     3.50%, 09/15/04.............................      16,415,000     16,495,531
   Federal National Mortgage Association Notes,
     1.38%, 02/11/05.............................      15,000,000     15,000,000
                                                                    ------------
                                                                      88,800,845
                                                                    ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST
  $533,196,266)..................................                    533,196,266
                                                                    ------------
REPURCHASE AGREEMENTS -- 38.4%
   With Goldman Sachs Group: at 1.55%, dated
    06/30/04, to be repurchased at $166,748,779 on
    07/01/04, collateralized by $171,743,848 of
    Federal National Mortgage Association
    Securities with various coupons and
    maturities to 06/01/34 ......................     166,741,600    166,741,600
   With Paine Webber Group: at 1.55%, dated
    06/30/04, to be repurchased at $165,007,104 on
    07/01/04, collateralized by $169,952,588 of
    Federal National Mortgage Association
    Securities with various coupons and
    maturities to 06/01/34 ......................     165,000,000    165,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $331,741,600) .                    331,741,600
                                                                    ------------
TOTAL INVESTMENTS (Cost $864,937,866)+ -- 100.0%                    $864,937,866
                                                                    ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+  Cost for federal income tax purposes.






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)        Amount       (Note 2)
                                                                                          ------------    -----------   -----------
MUNICIPAL BONDS -- 100.0%
 ALASKA -- 3.5%
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc.,
    Proj.),  Ser. 2003B, 1.10%, 07/01/04*.............................................    VMIG-1, A-1+    $ 6,500,000   $ 6,500,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc.,
    Proj.),  Ser. 2003A, 1.10%, 07/01/04*.............................................    VMIG-1, A-1+      7,100,000     7,100,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc.
    Proj.), Ser. C, 1.10%, 07/01/04*..................................................      P-1, A-1+       2,750,000     2,750,000
                                                                                                                        -----------
                                                                                                                         16,350,000
                                                                                                                        -----------
 CALIFORNIA -- 4.6%
   Los Angeles Regional Airports Imp. Corp. Fac. Rev. Bonds (LAX Two
    Corp. Proj.), Ser. 1985, 1.08%, 07/01/04*.........................................      AA-, A-1+      21,700,000    21,700,000
                                                                                                                        -----------
 COLORADO -- 0.9%
   Colorado Health Facilities Auth. Hosp. Rev. CP Notes (Poudre Valley Health
    Care, Inc. Proj.), Ser. A, 1.12%, 08/16/04........................................      P-1, A-1+       4,000,000     4,000,000
                                                                                                                        -----------
 CONNECTICUT -- 1.4%
   Connecticut Health And Educ. Fac. Auth. Rev. Bonds (Yale University
    Proj.), Ser. T-1, 1.08%, 07/01/04*................................................    VMIG-1, A-1+      2,835,000     2,835,000
   Connecticut State Health And Educ. Fac. Auth. Yale Univ., Ser. X-3, 1.08%,
     07/01/04*........................................................................    VMIG-1, A-1+      3,600,000     3,600,000
                                                                                                                        -----------
                                                                                                                          6,435,000
                                                                                                                        -----------
 DELAWARE -- 1.8%
   Delaware Economic Dev. Auth. Var. Rate Demand Rev. Bonds (St. Andrew's
    School Proj.), Ser. 2003, 1.08%, 07/01/04*........................................    VMIG-1, A-1+      8,600,000     8,600,000
                                                                                                                        -----------
 FLORIDA -- 12.1%
   City of Jacksonville, FL Rev. Bonds (Florida Power & Light Co. Proj.),
    Ser. 1992, 1.09%, 07/09/04........................................................      P-1, A-1+       6,150,000     6,150,000
   Florida Muni Power Agency Initial Pooled Loan Proj. (Commercial Paper
    Notes), Ser. A, 1.11%, 08/02/04...................................................      P-1, A-1       14,265,000    14,265,000
   Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds (Pooled Hosp.
    Loan Proj.), Ser. 1985, 1.10%, 08/09/04...........................................    VMIG-1, A-1+      8,000,000     8,000,000
   Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref. Rev.
    Bonds (Post Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E, 1.05%, 07/07/04*      N/R, A-1+       4,235,000     4,235,000
   Orlando, FL Utilities Commission Water & Electric Rev. Bond Ant. Notes,
    Ser. 1999A, 1.12%, 08/12/04.......................................................      P-1, N/R        3,000,000     3,000,000
   Orlando, FL Utilities Commission Water and Electric Rev. Bond Ant. Notes,
    Ser. 1999A, 1.12%, 08/17/04 ......................................................      P-1, N/R       13,700,000    13,700,000
   St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power & Light
    Proj.), Ser. 2000, 1.12%, 07/01/04*...............................................     VMIG-1, A-1      7,650,000     7,650,000
                                                                                                                        -----------
                                                                                                                         57,000,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)        Amount       (Note 2)
                                                                                          ------------    -----------   -----------
 GEORGIA -- 9.1%
   Burke County, GA Auth. Poll. Cntrl. Rev. Bonds (Ogelthorpe Power Corp.
    Vogtle Proj.), Ser. 1998B, 1.12%, 08/12/04........................................    VMIG-1, A-1+    $ 7,500,000   $ 7,500,000
   Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
    Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 1.08%,
    07/07/04*.........................................................................      Aa1, N/R        3,735,000     3,735,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC
    SunTrust Bank, Ser. 1997, 1.08%, 07/07/04*........................................      Aa2, N/R        1,500,000     1,500,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC
    SunTrust Bank, Ser. 2000, 1.08%, 07/07/04*........................................     VMIG-1, N/R      4,400,000     4,400,000
   Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
    Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 1.08%, 07/07/04*...........      Aa2, N/R        1,100,000     1,100,000
   Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical Center
    Proj.), LOC SunTrust Bank, Ser. 1993B, 1.08%, 07/07/04*...........................     VMIG-1, N/R      2,200,000     2,200,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia Power
    Co. Plant Hammond Proj.), Ser. 1996, 1.10%, 07/01/04*.............................     VMIG-1, A-1      1,100,000     1,100,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1999, 1.08%, 07/07/04*........................................      Aa2, N/R        3,500,000     3,500,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.),
     LOC SunTrust Bank, Ser. 1996, 1.08%, 07/07/04*...................................      Aa2, N/R          900,000       900,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.), LOC
    SunTrust Bank, Ser. 2000, 1.08%, 07/07/04*........................................     VMIG-1, N/R      5,700,000     5,700,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.),
    LOC SunTrust Bank, Ser. 1999, 1.08%, 07/07/04*....................................      Aa2, N/R        5,000,000     5,000,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Wansley Proj.), Ser. 1996, 1.15%, 07/01/04*.......................................     VMIG-1, A-1      2,000,000     2,000,000
   Macon Bibb County, GA Hosp. Auth. Rev. Ant. Cert. (Central GA Sr.
    Health, Inc. Carlyle Place Proj.), LOC SunTrust Bank, Ser. 2000, 1.10%,
    07/01/04*.........................................................................    VMIG-1, A-1+      4,175,000     4,175,000
                                                                                                                        -----------
                                                                                                                         42,810,000
                                                                                                                        -----------
 ILLINOIS -- 15.7%
   Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),  LOC Bank
    One N.A./Northern Trust, Ser. 1999, 1.08%, 07/07/04*..............................      N/R, A-1+      13,400,000    13,400,000
   Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society Proj.), LOC
    American NB & T, Ser. 1997, 1.11%, 07/07/04*......................................      N/R, A-1+       2,120,000     2,120,000
   Illinois Dev. Fin. Auth. Rev. Bonds (St. Augustine College Proj.), 1.09%,
    07/01/04*.........................................................................     VMIG-1, N/R      2,225,000     2,225,000
   Illinois Educ. Fac. Auth. Rev. Bonds (The Univ. of Chicago), Ser. 2001B-3,
    1.00%, 07/30/04...................................................................    VMIG-1, A-1+     13,000,000    13,000,000
   Illinois Educ. Fac. Auth. CP Rev. Notes (Pooled Financing Proj.), 1.12%,
    08/16/04..........................................................................      N/R, A-1+       7,895,000     7,895,000
   Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing
    Proj.), LOC American NB & T, Ser. 1998, 1.05%, 07/07/04*..........................      N/R, A-1+       8,000,000     8,000,000


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)        Amount       (Note 2)
                                                                                          ------------    -----------   -----------
   Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC Northern
    Trust Co., Ser. 1992, 1.05%, 07/07/04*............................................    VMIG-1, A-1+    $15,300,000   $15,300,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ. Proj.), Ser. 1998,
    1.05%, 07/07/04*..................................................................    VMIG-1, A-1+      1,800,000     1,800,000
   Illinois Health Fac. Auth. Rev. Bonds Ser. 1996 (Evanston Hosp. Corp.),
    1.40%, 11/12/04...................................................................    VMIG-1, A-1+     10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         73,740,000
                                                                                                                        -----------
 KANSAS -- 1.1%
   Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
    LOC Bank One, NA, Ser. 1996, 1.08%, 07/07/04*.....................................      P-1, A-1        5,000,000     5,000,000
                                                                                                                        -----------
 MARYLAND -- 5.7%
   Maryland Health & Higher Educ. Fac. Auth. (The Johns Hopkins Univ.)
    Ser. B, 1.10%, 07/22/04...........................................................      P-1, A-1+       7,742,000     7,742,000
   Montgomery County, MD TECP, Ser. 1995, 1.05%, 08/04/04.............................      P-1, A-1+      15,000,000    15,000,000
   Montgomery County, MD TECP, Ser. 2002, 1.10%, 07/22/04.............................      P-1, A-1+       4,300,000     4,300,000
                                                                                                                        -----------
                                                                                                                         27,042,000
                                                                                                                        -----------
 MINNESOTA -- 3.4%
   Bloomington, MN Independent School Dist. #271 Aid Antic Ctfs Indbt
    Ser. A, 1.75%, 08/16/04...........................................................      N/R, N/R        5,980,000     5,984,641
   City of Rochester, MN Health Care Fac. Rev. Bonds Mayo Foundation
    Mayo Medical Center, Ser. 2001D, .94%, 07/08/04...................................      N/R, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         15,984,641
                                                                                                                        -----------
 MISSISSIPPI -- 0.6%
   Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A., Inc. Proj.),
    Ser. 1993, 1.10%, 07/01/04*.......................................................      P-1, N/R        2,900,000     2,900,000
                                                                                                                        -----------
 MISSOURI -- 1.4%
   Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.),
    Ser. 1996A, 1.10%, 07/01/04*......................................................    VMIG-1, A-1+      2,300,000     2,300,000
   Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.),
    Ser. 1996B, 1.10%, 07/01/04*......................................................    VMIG-1, A-1+      4,200,000     4,200,000
                                                                                                                        -----------
                                                                                                                          6,500,000
                                                                                                                        -----------
 NEBRASKA -- 8.0%
   Nebraska Public Power Dist. TECP Notes, Ser. A, 1.05%, 08/05/04....................      P-1, A-1        3,000,000     3,000,000
   Nebraska Public Power Dist. TECP Notes, Ser. A, 1.05%, 08/09/04....................      P-1, A-1       16,500,000    16,500,000
   Omaha Public Power Dist. Commercial Paper Notes, 1.08%, 08/05/04...................      P-1, A-1+      18,000,000    18,000,000
                                                                                                                        -----------
                                                                                                                         37,500,000
                                                                                                                        -----------
 NORTH CAROLINA -- 1.1%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds (Texas
    Gulf Proj.), LOC BNP Paribas, Ser. 1985, 1.21%, 07/07/04*.........................      Aa3, N/R        5,000,000     5,000,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)        Amount       (Note 2)
                                                                                          ------------    -----------   -----------
 OKLAHOMA -- 0.9%
   Tulsa County Ind. Auth., OK Variable Rate Demand Mtge. Rev. Bonds, (Montereau in
    Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A, 1.10%, 07/01/04*................      N/R, A-1+     $ 4,390,000   $ 4,390,000
                                                                                                                        -----------
 PENNSYLVANIA -- 1.4%
   Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic
    Richfield Co. Proj.), Ser. 1995, 1.05%, 07/07/04*.................................    VMIG-1, A-1+      4,200,000     4,200,000
   Geisinger Auth. PA Hlth. Sys. Variable Rate Auth. Ref. Rev. Bonds, 1.10%, 07/01/04*    VMIG-1, A-1+      2,200,000     2,200,000
                                                                                                                        -----------
                                                                                                                          6,400,000
                                                                                                                        -----------
 SOUTH CAROLINA -- 2.5%
   South Carolina State Pub. Services Auth. TECP, 1.06%, 07/09/04.....................      P-1, A-1+      11,700,000    11,700,000
                                                                                                                        -----------
 TENNESSEE -- 5.2%
   City of Memphis, TN Gen. Oblig. Commercial Paper Notes, 1.01%,
    08/06/04..........................................................................      P-1, A-1+      17,500,000    17,500,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1984, 1.08%, 07/07/04*..........................      N/R, A-1+       2,650,000     2,650,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1995, 1.08%, 07/07/04*..........................      N/R, A-1+       1,100,000     1,100,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds, (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 2001, 1.10%, 07/01/04*..........................     VMIG-1, N/R      2,330,000     2,330,000
   Montgomery County, TN Public Bldg. Auth. Rev. Bonds (Tennessee County Loan Pool),
    LOC Bank of America, Ser. 2002, 1.10%, 07/01/04*..................................     VMIG-1, N/R        905,000       905,000
                                                                                                                        -----------
                                                                                                                         24,485,000
                                                                                                                        -----------
 TEXAS -- 15.6%
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Island Proj.), LOC Bank of America, Ser. 1984D, 1.10%, 07/01/
    04*...............................................................................      P-1, N/R        1,150,000     1,150,000
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Inland Proj.), Ser. 1984-B, 1.10%,
    07/01/04*.........................................................................      P-1, N/R        2,500,000     2,500,000
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Inland Proj.), Ser. C, 1.10%, 07/01/04*........................      P-1, N/R        1,750,000     1,750,000
   Board of Regents of Texas A&M Univ. Sys. Permanent Univ. Fund Flexible Rate Notes,
    1.08%, 08/16/04...................................................................    VMIG-1, P-1+     10,000,000    10,000,000
   Board of Regents of The Univ. of Texas Sys. Commercial Paper Notes,
    Ser. A, .95%, 07/14/04............................................................      P-1, A-1+       6,000,000     6,000,000
   City of Houston Gen. Oblig. Commercial Paper Notes, Ser. D, 1.05%,
    07/21/04..........................................................................      P-1, A-1+       7,600,000     7,600,000
   Harris County, TX Gen. Oblig. Commercial Paper Notes, 1.08%, 08/04/04..............      P-1, A-1+      14,079,000    14,079,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds (Texas Children's
    Hosp. Proj.), Ser. 1991B-1, 1.10%, 07/01/04*......................................    VMIG-1, A-1+        750,000       750,000


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                          Moody's/S&P     Principal        Value
                                                                                          Ratings(1)        Amount       (Note 2)
                                                                                         ------------    -----------   ------------
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds
    (The Methodist Hosp.), Ser. 2002, 1.10%, 07/01/04*...............................      N/R, A-1+     $ 8,500,000   $  8,500,000
   Harris County, TX Health Fac. Dev. Corp. Rev. Bonds (YMCA of The Greater Houston
    Area), LOC JP Morgan/Chase, Ser. 2002, 1.10%,
    07/01/04*........................................................................     VMIG-1, N/R      2,000,000      2,000,000
   Port Arthur Navigation Dist. of Jefferson County, TX Poll. Contrl. Rev. Ref. Bonds
    (Texaco Inc. Proj.), Ser. 1994, 1.10%, 07/01/04*.................................      P-1, A-1+       3,250,000      3,250,000
   Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern Methodist Univ.
    Proj.), LOC Landesbank Hessen-Thurigen, Ser. 1985, 1.10%, 07/01/04*..............     VMIG-1, N/R        300,000        300,000
   State of Texas, Tax & Rev. Ant. Notes, 2.00%, 08/31/04............................    MIG-1, SP-1+     16,000,000     16,022,416
                                                                                                                       ------------
                                                                                                                         73,901,416
                                                                                                                       ------------
 VIRGINIA -- 0.6%
   Industrial Dev. Auth. of The City of Norfolk Hosp. Fac. Rev. Bonds (Sentara Health
    System Obligated Group) 1997B, 1.06%, 07/09/04...................................    VMIG-1, A-1+      2,900,000      2,900,000
                                                                                                                       ------------
 WASHINGTON -- 0.9%
   Washington Health Care Fac. Auth. Lease Rev. Bonds (National Healthcare Research &
    Educ. Proj.), LOC BNP Paribas, 1.05%, 07/07/04*..................................     VMIG-1, N/R      4,100,000      4,100,000
                                                                                                                       ------------
 WISCONSIN -- 2.5%
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. A, 1.08%,
    08/02/04.........................................................................      P-1, A-1+       7,254,000      7,254,000
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. B, 1.08%,
    08/02/04.........................................................................      P-1, A-1+       4,699,000      4,699,000
                                                                                                                       ------------
                                                                                                                         11,953,000
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $470,391,057)............................................                                   470,391,057
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $470,391,057)+.....................................                                  $470,391,057
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.
FNMA -- Federal National Mortgage Association.




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                          Series           Series         Series
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in securities, at value*...............................................    $2,014,871,609    $864,937,866   $470,391,057
Cash..............................................................................                82              48         93,573
Interest receivable...............................................................         2,813,586       2,083,891      1,025,644
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,017,685,277     867,021,805    471,510,274
                                                                                      --------------    ------------   ------------
LIABILITIES:
Accrued advisory fee..............................................................           728,205         335,951        182,875
Other accrued expenses............................................................            66,565          30,463         19,957
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................           794,770         366,414        202,832
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,016,890,507    $866,655,391   $471,307,442
                                                                                      ==============    ============   ============

---------------
* Investments at cost ............................................................    $2,014,871,609    $864,937,866   $470,391,057




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                                               Prime          U.S.
                                                                                           Money Market    Government    Tax-Exempt
                                                                                              Series         Series        Series
                                                                                           ------------    -----------   ----------
INVESTMENT INCOME:
 Interest Income.......................................................................     $25,083,400    $10,326,721   $4,645,778
                                                                                            -----------    -----------   ----------
EXPENSES:
 Advisory fees.........................................................................       9,499,643      4,282,870    2,147,721
 Administration and accounting fees....................................................         588,622        262,439      146,928
 Trustees' fees........................................................................           4,081          4,067        4,070
 Professional fees.....................................................................         238,626        108,541       63,250
 Other.................................................................................          22,258         45,721       21,209
                                                                                            -----------    -----------   ----------
   Total expenses......................................................................      10,353,230      4,703,638    2,383,178
                                                                                            -----------    -----------   ----------
 Net investment income.................................................................      14,730,170      5,623,083    2,262,600
                                                                                            -----------    -----------   ----------
NET REALIZED GAIN ON INVESTMENTS.......................................................           7,104          7,024           --
                                                                                            -----------    -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................     $14,737,274    $ 5,630,107   $2,262,600
                                                                                            ===========    ===========   ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    14,730,170    $     5,623,083   $     2,262,600
 Net realized gain on investments..........................................              7,104              7,024                --
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         14,737,274          5,630,107         2,262,600
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,179,962,992      3,578,068,185     1,119,482,114
 Withdrawals...............................................................     (4,562,517,995)    (3,681,534,767)   (1,199,612,236)
                                                                               ---------------    ---------------   ---------------
Net decrease in net assets from transactions in beneficial interest........       (382,555,003)      (103,466,582)      (80,130,122)
                                                                               ---------------    ---------------   ---------------
Total decrease in net assets...............................................       (367,817,729)       (97,836,475)      (77,867,522)
NET ASSETS:
 Beginning of year.........................................................      2,384,708,236        964,491,866       549,174,964
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,016,890,507    $   866,655,391   $   471,307,442
                                                                               ===============    ===============   ===============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    28,585,408    $    11,152,018   $     4,627,777
 Net realized gain on investments..........................................                 --                903               394
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         28,585,408         11,152,921         4,628,171
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      5,426,664,682      2,889,410,105     1,286,011,118
 Withdrawals...............................................................     (5,474,921,860)    (2,935,642,124)   (1,265,271,730)
                                                                               ---------------    ---------------   ---------------
Net increase (decrease) in net assets from transactions in beneficial
  interest.................................................................        (48,257,178)       (46,232,019)       20,739,388
                                                                               ---------------    ---------------   ---------------
Total increase (decrease) in net assets....................................        (19,671,770)       (35,079,098)       25,367,559
NET ASSETS:
 Beginning of year.........................................................      2,404,380,006        999,570,964       523,807,405
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,384,708,236    $   964,491,866   $   549,174,964
                                                                               ===============    ===============   ===============






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to each Series. Effective May 20, 2004, RSMC receives an advisory fee of 0.37% of each Series' first $1 billion of average daily net assets; 0.33% of each Series' next $500 million of average daily net assets; 0.30% of each Series' next $500 million of average daily net assets; and 0.27% of each Series' average daily net assets in excess of $2 billion.

   RSMC provides administrative and accounting services to each Series. For its services, RSMC is paid a fee of $37,500 per year, plus .015% of the Series' average daily net assets over $100 million. Also effective May 20, 2004, the Board of Trustees approved a revised administration and accounting services fee schedule and provided for an additional payment of up to, but not more than 0.10% of each Series' average daily net assets for those services. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide subadministrative and accounting services to the Series.

   Prior to May 20, 2004, RSMC provided advisory and administrative services to the Series pursuant to the investment advisory agreement. For these services, RSMC received a fee of 0.47% of each Series' first
   $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                                                                 For the Fiscal Years Ended       For the Period
                                                                                          June 30,              November 1, 1999(1)
                                                                               ------------------------------        through
                                                                               2004    2003     2002    2001      June 30, 2000
                                                                              -----    -----   -----    -----   -----------------
   PRIME MONEY MARKET SERIES
    Total Return ..........................................................   0.65%    1.14%   2.24%    5.70%         3.75%**
    Ratios to Average Net Assets:
     Expenses .............................................................   0.46%    0.45%   0.45%    0.45%         0.46%*
     Net investment income ................................................   0.66%    1.13%   2.19%    5.51%         5.63%*
   U.S. GOVERNMENT SERIES
    Total Return ..........................................................   0.61%    1.02%   2.06%    5.66%         3.61%**
    Ratios to Average Net Assets:
     Expenses .............................................................   0.50%    0.50%   0.50%    0.49%         0.50%*
     Net investment income ................................................   0.60%    1.03%   2.07%    5.24%         5.42%*
   TAX-EXEMPT SERIES
    Total Return ..........................................................   0.48%    0.80%   1.36%    3.42%         2.30%**
    Ratios to Average Net Assets:
     Expenses .............................................................   0.51%    0.50%   0.50%    0.50%         0.50%*
     Net investment income ................................................   0.48%    0.80%   1.36%    3.33%         3.45%*

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   Approximately 43% of the investments of the Tax-Exempt Series on June 30, 2004, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Prime Money Market Series, U.S. Government Series and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                               Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens);
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ---------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds;
                                          November 2001.              Law since July 1997.                      and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society of
                                                                      University of Maryland                    Pennsylvania.
                                                                      School of Law from
                                                                      1994 to 1997.

EXECUTIVE OFFICERS

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                            Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ---------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A               N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company Since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A               N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                   Principal              Fund            Other
                                 Position(s)          Term of Office             Occupation(s)           Complex      Directorships
                                  Held with           and Length of               During Past          Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------            --------------   -----------------------    ----------------------    -------------   -------------
PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A             N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A             N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since1992.
                                                 2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              --------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              --------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Portfolios -- Service Shares.


WMMPS-ANN-6/04

                                                                     WILMINGTON
                                                                          FUNDS






 Money Market Portfolios

 Service Shares



            o   Prime Money Market

            o   U.S. Government

            o   Tax-Exempt











                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================




PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================



DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.0% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   While the upward trend in inflation and interest rates have acted as negative influences on stock prices, corporate profit advances have far surpassed that influence, which has resulted in an improvement of stock prices on the order of 19% to 34% during the past year. Performing best among the major stock index categories have been small cap stocks (up 33.4%) and international stocks (up 32.4%). Less robust, but still impressive, gains have been made by large cap stocks which advanced 19%. Real estate investments (as proxied by the NAREIT Index) rose 27.1%.

   It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

   The Wilmington Large Cap Strategic Allocation Fund (the "Fund") returned 13.18% for the period July 1, 2003 through June 30, 2004, compared to a return of 19.11% for the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged, capitalization-weighted index of five hundred publicly traded stocks.

   The Fund commenced operations on July 1, 2003. Relative performance struggled during the early months as the major challenge was putting new cash flows to work in a surging market. This effect continued, although to a lesser degree, through the third quarter of 2003, when the Fund's assets were greater in size and the daily cash inflows became a smaller percentage of the Fund's assets. The Fund returned (0.7)% in the third quarter of 2003, 3.3% behind the Index, but has improved since then.

   Larger and better quality stocks favored by the managers lagged the returns of smaller and lower quality stocks. This low-quality stock phenomenon - in which low-quality, high-risk companies that were most hard hit during the preceding bear market outperformed less risky, more stable companies - dominated the large-cap market beginning in mid-March 2003 and continued through the beginning of 2004. Montag & Caldwell, the Fund's active growth manager, was especially hard hit by this narrow rally, due to their defensive focus on high-quality issues. Armstrong Shaw, the Fund's active value manager, was also hurt by this market environment, although their portfolio's inexpensive valuation level dampened the negative effects of the low-quality rally.

   During the first half of this year, however, just as the Fund's active managers' focus on high-quality issues detracted from performance in 2003, their portfolios have been well positioned and have benefited from the market's continued rotation out of the more speculative companies into more fundamentally-sound companies.

   In March 2004, we tilted the Fund towards value, which, in addition to the stock quality reversal, has contributed to the Fund's improved return versus the Index in 2004. Excess returns by quarter were:

                                            Excess return of
                                           fund vs. benchmark
                                           ------------------
            3rd Quarter 2003                     (3.3)%
            4th Quarter 2003                     (2.0)%
            1st Quarter 2004                      0.2%
            2nd Quarter 2004                     (0.3)%


   The top ten holdings as of June 30, 2004, representing approximately 22% of the Fund's investments are:


  10 Largest Holdings                        Percent of Total Investments    10 Largest Holdings     Percent of Total Investments
  -------------------                        ----------------------------   ---------------------    ----------------------------
  iShares Russell 1000 Value Index Fund                  3.99%              Bank of America Corp.                1.73%
  Citigroup, Inc.                                        2.94%              QUALCOMM, Inc.                       1.72%
  American International Group, Inc.                     2.76%              American Express Co.                 1.66%
  General Electric Co.                                   2.34%              Pfizer, Inc.                         1.54%
  Procter & Gamble Co.                                   1.75%              Schlumberger, Ltd.                   1.48%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




   The following graph compares the performance of the Wilmington Large Cap Strategic Allocation Fund ("Large Cap SAF") to that of the S&P 500 Index since the commencement of operations on July 1, 2003 through June 30, 2004.

                      LARGE CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


                                  Total Return
                                  ------------

                                               Since
                                             Inception
                                             (7/1/03)
                                             ---------
                   Large Cap SAF               13.18%
                   S&P 500 Index               19.11%



[GRAPHIC OMITTED]

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

     The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The S&P 500 Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

     The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




WILMINGTON MID CAP STRATEGIC ALLOCATION FUND

   The Wilmington Mid Cap Strategic Allocation Fund (the "Fund") returned 22.10% for the period July 1, 2003 through June 30, 2004, compared to a return of 27.98% for the Standard & Poor's MidCap 400 Index, an unmanaged, capitalization-weighted index of four hundred publicly traded stocks, during this period.

   The Fund commenced operations on July 1, 2003. The Fund underperformed its benchmark primarily because of the challenge of putting money to work during the initial period of operations. The initial low level of assets created a cash drag on each day's contribution during the months of July and August 2003, which saw the overall mid-cap sector gain over 8% while the Fund was up only 3%. By the end of September 2003, fund assets were sufficiently large that cash flows were not as much a factor in performance. Fund performance continued to improve in 2004:

                                       Excess return of
                                      fund vs. benchmark
                                      ------------------
          3rd Quarter 2003                 (5.8)%
          4th Quarter 2003                 (0.6)%
          1st Quarter 2004                 (0.4)%
          2nd Quarter 2004                  1.8%


   Throughout the 12 months ending June 30, 2004, the Fund has maintained a neutral style allocation between value and growth while remaining around the 30% midpoint of the 20-40% range for the passive/index allocation that utilizes both exchange-traded funds (ETF's) and an index manager, Parametric Portfolio Associates. This neutral stance has benefited the Fund as both value and growth stocks have been in favor at different times during the past year.

   The Fund's only growth manager, Bennett Lawrence Management, exhibited superior performance relative to the Russell Midcap1 Growth Index over the past 12 months. As they note in their investment philosophy, "[our] style of investing normally excels in [a recovering] market, as companies with growing revenues and earnings, especially those exceeding expectations, become market leaders."

   The two value-oriented managers in the Fund, Equity Investment Corporation and Eubel Brady & Suttman Asset Management, both lagged their benchmarks, the Russell Midcap(R) Value Index, during the past year. Both managers had defensive positions in their portfolios, which emphasized high-quality stocks with stable earnings, which were out of favor during the second half of 2003. However, as the overall equity markets have slowed their gains during 2004, these two managers continue to emphasize that valuations are better for mid-cap stocks than they are for large-cap stocks and they will continue to focus on companies that will be better able to sustain their earnings through these oscillating economic times.

   The top ten holdings as of June 30, 2004, representing approximately 17% of the Fund's investments are:


                                                       Percent of Total                                             Percent of Total
10 Largest Holdings                                      Investments               10 Largest Holdings                Investments
-------------------                                    ----------------    --------------------------------------   ----------------
iShares S&P MidCap 400 Index Fund                           4.35%         XTO Energy, Inc.                               1.38%
Research in Motion Ltd.                                     1.64%         Ask Jeeves, Inc.                               1.34%
The Sherwin-Williams Co.                                    1.46%         Medicis Pharmaceutical Corp. - Class A         1.31%
L-3 Communications Holdings, Inc.                           1.40%         Urban Outfitters, Inc.                         1.28%
Sierra Wireless                                             1.38%         Eon Labs, Inc.                                 1.23%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




   The following graph compares the performance of the Wilmington Mid Cap Strategic Allocation Fund ("Mid Cap SAF") to that of the S&P MidCap 400 Index since the commencement of operations on July 1, 2003 through June 30, 2004.

                       MID CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


                                  Total Return
                                  ------------

                                               Since
                                             Inception
                                             (7/1/03)
                                             ---------
                   Mid Cap SAF                 22.10%
                   S&P MidCap 400 Index        27.98%



[GRAPHIC OMITTED]



---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

     The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The S&P MidCap 400 Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

     The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

   The Wilmington Small Cap Strategic Allocation Fund (the "Fund") returned 28.00% for the period July 1, 2003 through June 30, 2004, compared to a return of 35.25% for the Standard & Poor's SmallCap 600 Index, an unmanaged, capitalization-weighted index of six hundred publicly traded stocks, during this period.

   The Fund commenced operations on July 1, 2003. As noted in our six month report, initial returns for the Fund were penalized by the new cash flows that came in during a rising stock market. Since the end of the third quarter of 2003, the Fund's performance has lagged, principally due to Systematic Financial Management's high quality value bias:

                                          Excess return of
                                         fund vs. benchmark
                                         ------------------
              3rd Quarter 2003                  (1.8)%
              4th Quarter 2003                  (1.0)%
              1st Quarter 2004                  (0.8)%
              2nd Quarter 2004                  (1.3)%


   The Fund employs two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("SFM"), as well as an index manager, Parametric Portfolio Associates, and invests in exchange traded funds (iShares Trust) based on the Russell 2000 Index and the S&P Small Cap 600 Index. Batterymarch, a quantitatively oriented growth manager, has had excellent performance since inception of the Fund. SFM's performance suffered in 2003, but has rebounded in 2004 relative to their value index benchmark.

   The top ten holdings as of June 30, 2004, representing approximately 11% of the Fund's investments are:

                                                    Percent of Total                              Percent of Total
    10 Largest Holdings                                Investments        10 Largest Holdings        Investments
    -------------------                              ----------------   -----------------------    ----------------
    iShares S&P SmallCap 600 Index Fund                    4.84%        Datascope Corp.                  0.66%
    Abercrombie & Fitch Co. - Class A                      0.78%        Webster Financial Corp.          0.61%
    Selective Insurance Group, Inc.                        0.78%        Briggs & Stratton Corp.          0.61%
    Ann Taylor Stores Corp.                                0.70%        MGE Energy, Inc.                 0.58%
    Labor Ready, Inc.                                      0.68%        Avid Technology, Inc.            0.56%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




   The following graph compares the performance of the Wilmington Small Cap Strategic Allocation Fund ("Small Cap SAF") to that of the S&P SmallCap 600 Index since the commencement of operations on July 1, 2003 through June 30, 2004.*

                      SMALL CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*



                                  Total Return
                                  ------------

                                                  Since
                                                Inception
                                                (7/1/03)
                                                ---------
                   Small Cap SAF                  28.00%
                   S&P SmallCap 600 Index         35.25%







[GRAPHIC OMITTED]


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

     The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The S&P SmallCap 600 Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

     The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

   The Wilmington International Multi-Manager Portfolio (the "Portfolio") returned 29.12% for the fiscal year ended June 30, 2004. The MSCI EAFE Index ("Index") returned 32.37% for the same period. The Index is an unmanaged capitalization weighted index of approximately 1,000 companies listed on the major stock exchanges in Europe, Australasia and the Far East.

   The Portfolio employs two investment managers, Goldman Sachs Asset Management ("GSAM") and Julius Baer Investment Management ("JBIM"). GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the Index. JBIM employs a more flexible approach and allows for greater concentrations in various countries, sectors, and industries.

   Global equity markets were very strong during the past year, as the global economy began to experience renewed growth. However, oil prices remain relatively high, and inflation fears are spreading around the globe. This has caused central banks to begin adopting a more neutral approach to monetary policy. Equity valuations are still somewhat of a concern in this environment, and terrorism continues to be a major source of uncertainty.

   The Portfolio's performance trailed the Index return during the past 12 months. Several factors contributed to the Portfolio's performance. First, low-quality stocks - such as those with high price-to-cash flow ratios and a low return on capital - generally exhibited the best performance in most markets. Since both of the Portfolio's investment managers employ investment strategies that favor higher quality issues, this market environment led to relatively weak performance. Second, JBIM is cautious about the outlook for many of the global equity markets, leading them to adopt a relatively defensive position. Over the short-term, this has hurt the Portfolio's performance as most markets have continued to advance.

   The top ten holdings as of June 30, 2004, representing approximately 15% of the Portfolio's investments are:


                                                         Percent of                                                  Percent of
10 Largest Holdings                                   Total Investments            10 Largest Holdings            Total Investments
-------------------                                   -----------------    ------------------------------------   -----------------
Nomura ETF-Tokyo Price Index (TOPIX) - Japan                 2.45%         iShares IFTSE 100 - United Kingdom            1.26%
BP PLC - United Kingdom                                      1.79%         Nestle SA - Switzerland                       1.17%
Total SA - France                                            1.71%         Vodafone Group PLC - United Kingdom           1.13%
Novartis AG - Switzerland                                    1.60%         GlaxoSmithKline PLC - United Kingdom          1.12%
Shell Transport & Trading Co. PLC,
  ADR - United Kingdom                                       1.28%         Roche Holding AG - Switzerland                1.05%


   The following graph compares the performance of the Wilmington International Multi-Manager Portfolio ("International Multi-Manager") and its predecessor, the International Stock Fund (a collective investment fund) with that of the MSCI EAFE Index for the past ten years ended June 30, 2004. The International Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Multi-Manager Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations,

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.

                     INTERNATIONAL MULTI-MANAGER PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


                                       Average Annual Total Return
                                       ---------------------------
                                     1 Year       5 Year      10 Year
                                     ------       ------      -------
       International Multi-Manager   29.12%       (0.73)%      3.06%
       MSCI EAFE Index               32.37%         0.06%      4.06%



[GRAPHIC OMITTED]



---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

     The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The MSCI EAFE Index is an unmanaged index representing the market value weighted price of approximately 1,000 stocks of the major stock exchanges in Europe, Australasia and the Far East. You cannot invest in an index. The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




WILMINGTON REAL ESTATE PORTFOLIO

   The Wilmington Real Estate Portfolio (the "Portfolio") returned 19.40% for the period July 1, 2003 through June 30, 2004, compared to a return of 27.07% for the NAREIT Index ("Index"), a market-value weighted unmanaged index for tax-qualified real estate investment trusts listed on the NYSE, AMEX and the NASDAQ, during the period.

   The Portfolio commenced operations on July 1, 2003. As noted in the six month report, initial returns lagged the Index due to the challenge of investing new cash flows in a surging market. Since the end of the fourth quarter, the Portfolio's performance has improved relative to the benchmark.

                                                    Excess return of
                                                 portfolio vs. benchmark
                                                 -----------------------
                     3rd Quarter 2003                     (5.1)%
                     4th Quarter 2003                     (1.7)%
                     1st Quarter 2004                     (2.1)%
                     2nd Quarter 2004                      1.8%


   Through the first quarter of 2004, the U.S. REIT market continued its impressive run, fueled heavily by momentum. With fixed income yields at near historic lows, many investors swapped bonds for REITs in an effort to increase their yield. Large capitalization REITs outperformed as the increase in capital inflows to the sector were invested in the area with the most liquidity. By the first quarter of 2004, REITs appeared to be fairly valued, yet momentum to the sector remained strong.

   In addition to the performance effect of new cash flows, a portion of the Portfolio's underperformance during the period was due to a 25% allocation by one of the Portfolio's subadvisors, Real Estate Management Services Group, to REIT preferreds, which limited their ability to compete with a strong bull market. However, they held firm in their belief that, eventually, momentum would languish and their exposure to preferreds would temper the downside.

   AEW Management and Advisors, L.P., a diversified value-oriented manager, has had performance in line with the benchmark since inception of the Portfolio.

   In April, REIT indices fell sharply, declining 14.6% in reaction to a 100 basis point rise in long Treasury bond yields and stronger than expected economic momentum. Since the more recent flows into the REIT market were from investors seeking yield they could not find in the fixed income market, the rise in the long bond yields served as a catalyst for a sell-off in the REIT market.

   The month of May served as a buying opportunity for REIT investors. Due to the strong decline, REIT investors saw many buying opportunities that had previously appeared over-valued. The Index, which rose 7.1% during the month, continued to rally in June.

   The top ten holdings as of June 30, 2004, representing approximately 27% of the Portfolio's investments are:

                                                  Percent of                                         Percent of
   10 Largest Holdings                         Total Investments       10 Largest Holdings        Total Investments
   -------------------                         -----------------   ---------------------------    -----------------
   Simon Property Group, Inc.                        3.01%         Boston Properties, Inc.              2.69%
   Host Marriott Corp.                               2.98%         Avalonbay Communities, Inc.          2.48%
   Archstone-Smith Trust                             2.93%         Taubman Centers, Inc.                2.38%
   Catellus Development Corp.                        2.85%         Equity Residential                   2.26%
   Developers Diversified Realty Corp.               2.77%         Liberty Property Trust               2.26%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




   The following graph compares the performance of the Wilmington Real Estate Portfolio ("Real Estate") to that of the NAREIT Index since the commencement of operations on July 1, 2003* through June 30, 2004.

                             REAL ESTATE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


                                  Total Return
                                  ------------

                                                  Since
                                                Inception
                                                (7/1/03)
                                                ---------
                   Real Estate                    19.40%
                   NAREIT Index                   27.07%







[GRAPHIC OMITTED]


------------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

     An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

     The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The NAREIT Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

     The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================




   We invite your comments and questions and thank you for your investment in the Wilmington Strategic Allocation Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                            Sincerely,


                                            /s/ Robert J. Christian
                                            ------------------------
                                            Robert J. Christian
July 12, 2004                               President



   You should consider the investment objectives, risks, charges and expenses of the Strategic Allocation Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinion as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004


                                                                   Strategic Allocation Fund            International
                                                            ----------------------------------------    Multi-Manager   Real Estate
                                                             Large Cap      Mid Cap       Small Cap       Portfolio      Portfolio
                                                            -----------   -----------    -----------    -------------   -----------
ASSETS:
Investment in Series, at value..........................    $69,483,264   $41,640,494    $55,776,324    $251,903,831    $40,637,469
Receivable for Fund shares sold.........................        102,400        52,500         74,400       1,003,805         57,500
Receivable for investment in Series
  withdrawn.............................................        117,936        40,957         52,047         205,022        112,200
                                                            -----------   -----------    -----------    ------------    -----------
Total assets............................................     69,703,600    41,733,951     55,902,771     253,112,658     40,807,169
                                                            -----------   -----------    -----------    ------------    -----------
LIABILITIES:
Payable for Fund shares redeemed........................        117,936        40,957         52,047         205,022        112,200
Payable for investment in Series........................        102,400        52,500         74,400       1,003,805         57,500
Accrued expenses........................................          3,469         3,819            810          53,228         16,536
                                                            -----------   -----------    -----------    ------------    -----------
Total liabilities.......................................        223,805        97,276        127,257       1,262,055        186,236
                                                            -----------   -----------    -----------    ------------    -----------
NET ASSETS..............................................    $69,479,795   $41,636,675    $55,775,514    $251,850,603    $40,620,933
                                                            ===========   ===========    ===========    ============    ===========
NET ASSETS CONSIST OF:
Paid-in capital.........................................    $63,495,959   $36,308,107    $48,336,737    $239,571,117    $37,004,449
Undistributed net investment income
  (accumulated loss)....................................         20,988       (14,519)       (17,054)      1,879,058        396,832
Accumulated net realized gain (loss) on
  investments...........................................       (259,623)      100,449      1,372,812      (9,347,013)       769,435
Net unrealized appreciation of investments..............      6,222,471     5,242,638      6,083,019      19,803,144      2,450,217
Net unrealized depreciation on translations of assets
  and liabilities in foreign currencies.................             --            --             --         (55,703)            --
                                                            -----------   -----------    -----------    ------------    -----------
NET ASSETS..............................................    $69,479,795   $41,636,675    $55,775,514    $251,850,603    $40,620,933
                                                            ===========   ===========    ===========    ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
   Institutional Shares.................................      6,164,828     3,410,074      4,359,139      34,063,656      3,452,684
                                                            ===========   ===========    ===========    ============    ===========
NET ASSET VALUE, offering and redemption price per
  share:
 Institutional Shares...................................         $11.27        $12.21         $12.80           $7.39         $11.77
                                                            ===========   ===========    ===========    ============    ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================




STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                     Strategic Allocation Fund          International
                                                               -------------------------------------    Multi-Manager  Real Estate
                                                               Large Cap(1)  Mid Cap(1)   Small Cap(1)    Portfolio    Portfolio(1)
                                                               ------------ -----------  -------------  -------------  ------------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends (net of foreign tax withheld)...................    $  720,791   $  279,217    $  353,470     $ 3,849,015  $1,194,906
 Interest..................................................        14,000       11,541         7,971          39,723       9,932
 Expenses..................................................      (469,610)(2) (305,289)(3)  (454,401)(4)  (1,612,828)   (288,198)(5)
                                                               ----------   ----------    ----------     -----------  ----------
   Net investment income (loss) from Series................       265,181      (14,531)      (92,960)      2,275,910     916,640
                                                               ----------   ----------    ----------     -----------  ----------
EXPENSES:
 Administration and accounting fees........................        53,854       53,854        53,854          54,000      53,855
 Transfer agent fees.......................................        21,485       17,570        20,741          73,371      17,408
 Reports to shareholders...................................        36,758       29,073        32,668          70,111      20,148
 Trustees' fees............................................         9,538        9,538         9,538          11,709       9,538
 Registration fees.........................................        16,073       14,933        13,433          20,097      17,392
 Professional fees.........................................        10,410        9,604         9,258          23,154       8,400
 Other.....................................................        22,571       21,952        22,053          10,886       3,944
                                                               ----------   ----------    ----------     -----------  ----------
   Total expenses before fee waivers and
    expense reimbursements.................................       170,689      156,524       161,545         263,328     130,685
   Expenses reimbursed.....................................      (144,576)    (118,430)     (131,474)             --          --
   Administration and accounting fees waived...............       (25,730)     (38,106)      (30,231)             --     (37,997)
                                                               ----------   ----------    ----------     -----------  ----------
    Total expenses, net....................................           383          (12)         (160)        263,328      92,688
                                                               ----------   ----------    ----------     -----------  ----------
 Net investment income (loss)..............................       264,798      (14,519)      (92,800)      2,012,582     823,952
                                                               ----------   ----------    ----------     -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS FROM SERIES:
 Net realized gain (loss) on investments...................      (259,623)     100,449     1,448,558      21,250,515     705,561
 Net realized loss on foreign currency
   transactions............................................            --           --            --         (66,775)         --
 Net realized gain on futures contracts....................            --           --            --         263,700          --
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency................................................     6,222,471    5,242,638     6,083,019      13,831,964   2,450,217
                                                               ----------   ----------    ----------     -----------  ----------
 Net gain on investments and foreign currency..............     5,962,848    5,343,087     7,531,577      35,279,404   3,155,778
                                                               ----------   ----------    ----------     -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................    $6,227,646   $5,328,568    $7,438,777     $37,291,986  $3,979,730
                                                               ==========   ==========    ==========     ===========  ==========

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.
(2) Expenses from Large Cap Multi-Manager Series and Large Cap Quantitative Series are shown net of $57,718 and $22,495, respectively, of fees waived.
(3) Expenses from Mid Cap Multi-Manager Series and Mid Cap Quantitative Series are shown net of $29,264 and $11,718, respectively, of fees waived.
(4) Expenses from Small Cap Multi-Manager Series and Small Cap Quantitative Series are shown net of $60,330 and $24,580, respectively, of fees waived.
(5) Expenses from Real Estate Series are shown net of $17,870 of fees waived.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================




STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                                             Strategic Allocation Fund
                                                                                  -------------------------------------------------
                                                                                     Large Cap         Mid Cap          Small Cap
                                                                                  --------------    --------------   --------------
                                                                                  For the Period    For the Period   For the Period
                                                                                  July 1, 2003(1)   July 1, 2003(1)  July 1, 2003(1)
                                                                                      through          through           through
                                                                                   June 30, 2004    June 30, 2004     June 30, 2004
                                                                                  --------------    --------------   --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income (loss).................................................     $    264,798      $   (14,519)      $   (92,800)
 Net realized gain (loss) on investments and foreign currency.................         (259,623)         100,449         1,448,558
 Net change in unrealized appreciation (depreciation) on investments and
   foreign currency...........................................................        6,222,471        5,242,638         6,083,019
                                                                                   ------------      -----------       -----------
Net increase in net assets resulting from operations..........................        6,227,646        5,328,568         7,438,777
                                                                                   ------------      -----------       -----------
Distributions to shareholders from net investment income......................         (243,810)              --                --
                                                                                   ------------      -----------       -----------
Fund share transactions (a):
 Proceeds from shares sold....................................................       75,852,301       40,675,572        55,840,314
 Cost of shares issued on reinvestment of distributions.......................          144,797               --                --
 Cost of shares redeemed......................................................      (12,501,139)      (4,367,465)       (7,503,577)
                                                                                   ------------      -----------       -----------
Net increase in net assets from Fund share transactions.......................       63,495,959       36,308,107        48,336,737
                                                                                   ------------      -----------       -----------
Total increase in net assets..................................................       69,479,795       41,636,675        55,775,514

NET ASSETS:
 Beginning of period..........................................................               --               --                --
                                                                                   ------------      -----------       -----------
 End of period................................................................     $ 69,479,795      $41,636,675       $55,775,514
                                                                                   ============      ===========       ===========
 Undistributed net investment income (accumulated loss).......................     $     20,988      $   (14,519)      $   (17,054)
                                                                                   ============      ===========       ===========

                                                                                      Shares            Shares           Shares
                                                                                  --------------    --------------   --------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold..................................................................        7,293,856        3,788,752         4,980,389
 Shares issued on reinvestment of distributions...............................           13,321               --                --
 Shares redeemed..............................................................       (1,142,349)        (378,678)         (621,250)
                                                                                   ------------      -----------       -----------
 Net increase in shares.......................................................        6,164,828        3,410,074         4,359,139
 Shares outstanding -- Beginning of period....................................               --               --                --
                                                                                   ------------      -----------       -----------
 Shares outstanding -- End of period..........................................        6,164,828        3,410,074         4,359,139
                                                                                   ============      ===========       ===========

---------------
(1)  Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================




STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                               International            Real Estate
                                                                         Multi-Manager Portfolio         Portfolio
                                                                      -----------------------------    --------------
                                                                                                      For the Period
                                                                                                      July 1, 2003(1)
                                                                       Year Ended       Year Ended        through
                                                                     June 30, 2004    June 30, 2003    June 30, 2004
                                                                     -------------    -------------    --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ...........................................    $  2,012,582     $    896,570     $   823,952
 Net realized gain (loss) on investments and foreign currency ....      21,183,740       (9,718,531)        705,561
 Net realized gain (loss) on futures contracts ...................         263,700         (321,831)             --
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency...............................      13,831,964        6,841,712       2,450,217
                                                                      ------------     ------------     -----------
Net increase (decrease) in net assets resulting from operations ..      37,291,986       (2,302,080)      3,979,730
                                                                      ------------     ------------     -----------
Distributions to shareholders:
 From net investment income ......................................        (749,577)              --        (340,186)
 From net realized gain ..........................................              --               --         (23,060)
                                                                      ------------     ------------     -----------
Total distributions ..............................................        (749,577)              --        (363,246)
                                                                      ------------     ------------     -----------
Fund share transactions (a):
 Proceeds from shares sold .......................................     138,276,220       69,477,382      41,227,160
 Cost of shares issued on reinvestment of distributions ..........         427,973               --         211,990
 Cost of shares redeemed .........................................     (18,816,236)     (33,414,756)     (4,434,701)
                                                                      ------------     ------------     -----------
Net increase in net assets from Fund share transactions ..........     119,887,957       36,062,626      37,004,449
                                                                      ------------     ------------     -----------
Total increase in net assets .....................................     156,430,366       33,760,546      40,620,933

NET ASSETS:
 Beginning of period .............................................      95,420,237       61,659,691              --
                                                                      ------------     ------------     -----------
 End of period ...................................................    $251,850,603     $ 95,420,237     $40,620,933
                                                                      ============     ============     ===========
 Undistributed net investment income .............................    $  1,879,058     $    607,067     $   396,832
                                                                      ============     ============     ===========

                                                                         Shares           Shares           Shares
                                                                     -------------    -------------    --------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold .....................................................      20,156,583       12,971,881       3,831,150
 Shares issued on reinvestment of distributions ..................          62,661               --          19,254
 Shares redeemed .................................................      (2,750,735)      (6,185,908)       (397,720)
                                                                      ------------     ------------     -----------
 Net increase in shares ..........................................      17,468,509        6,785,973       3,452,684
 Shares outstanding -- Beginning of period .......................      16,595,147        9,809,174              --
                                                                      ------------     ------------     -----------
 Shares outstanding -- End of period .............................      34,063,656       16,595,147       3,452,684
                                                                      ============     ============     ===========

---------------
(1)  Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================




   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                 For the Period
                                                                 July 1, 2003(1)
                                                                     through
LARGE CAP STRATEGIC ALLOCATION FUND --                            June 30, 2004
   INSTITUTIONAL SHARES                                          --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................       $ 10.00
                                                                      -------
INVESTMENT OPERATIONS:
 Net investment income(2)......................................          0.05
 Net realized and unrealized gain on investments ..............          1.27
                                                                      -------
   Total from investment operations ...........................          1.32
                                                                      -------
DISTRIBUTIONS:
 From net investment income ...................................         (0.05)
                                                                      -------
NET ASSET VALUE -- END OF PERIOD ..............................       $ 11.27
                                                                      =======
TOTAL RETURN ..................................................        13.18%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations ..............................         1.00%*
   Excluding expense limitations ..............................         1.53%*
 Net investment income ........................................         0.56%*
Portfolio turnover rate(4).....................................           26%**
Net Assets at the end of period (000 omitted) .................       $69,480

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income was calculated using the average shares outstanding method.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series").
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for the Large Cap Multi-Manager Series and Large Cap Quantitative Series was 42% and 15%, respectively, for the period July 1, 2003 through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                                 For the Period
                                                                 July 1, 2003(1)
                                                                     through
MID CAP STRATEGIC ALLOCATION FUND --                              June 30, 2004
   INSTITUTIONAL SHARES                                          --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................      $  10.00
                                                                     --------
INVESTMENT OPERATIONS:
 Net investment loss(2)........................................         (0.01)
 Net realized and unrealized gain on investments ..............          2.22
                                                                     --------
   Total from investment operations ...........................          2.21
                                                                     --------
NET ASSET VALUE -- END OF PERIOD ..............................      $  12.21
                                                                     ========
TOTAL RETURN ..................................................        22.10%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations ..............................         1.15%*
   Excluding expense limitations ..............................         1.89%*
 Net investment loss ..........................................       (0.05)%*
Portfolio turnover rate(4).....................................           17%**
Net Assets at the end of period (000 omitted) .................      $ 41,637

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment loss was calculated using the average shares method.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series").
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for the Mid Cap Multi-Manager Series and Mid Cap Quantitative Series was 48% and 17%, respectively, for the period July 1, 2003 through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================






                                                                 For the Period
                                                                 July 1, 2003(1)
                                                                     through
SMALL CAP STRATEGIC ALLOCATION FUND --                            June 30, 2004
   INSTITUTIONAL SHARES                                          --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................      $  10.00
                                                                     --------
INVESTMENT OPERATIONS:
 Net investment loss(2) .......................................         (0.03)
 Net realized and unrealized gain on investments ..............          2.83
                                                                     --------
   Total from investment operations ...........................          2.80
                                                                     --------
NET ASSET VALUE -- END OF PERIOD ..............................      $  12.80
                                                                     ========
TOTAL RETURN ..................................................        28.00%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations ..............................         1.25%*
   Excluding expense limitations ..............................         1.92%*
 Net investment loss ..........................................       (0.26)%*
Portfolio turnover rate(4).....................................           20%**
Net Assets at the end of period (000 omitted) .................      $ 55,776

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series").
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for the Small Cap Multi-Manager Series and Small Cap Quantitative Series was 109% and 20%, respectively, for the period July 1, 2003 through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================






                                                                                                 For the Fiscal
                                                                                              Years Ended June 30,
INTERNATIONAL MULTI-MANAGER PORTFOLIO --                                    -------------------------------------------------------
   INSTITUTIONAL SHARES                                                       2004       2003         2002        2001       2000+
                                                                            --------   --------    ---------    ---------   -------
NET ASSET VALUE -- BEGINNING OF YEAR....................................    $   5.75   $   6.29    $    7.43    $   12.48   $ 10.03
                                                                            --------   --------    ---------    ---------   -------
INVESTMENT OPERATIONS:
 Net investment income(1)...............................................        0.08       0.07         0.01         0.05      0.08
 Net realized and unrealized gain (loss) on investments and foreign
   currency.............................................................        1.59      (0.61)       (1.07)       (3.19)     3.09
                                                                            --------   --------    ---------    ---------   -------
   Total from investment operations.....................................        1.67      (0.54)       (1.06)       (3.14)     3.17
                                                                            --------   --------    ---------    ---------   -------
DISTRIBUTIONS:
 From net investment income.............................................       (0.03)        --        (0.02)       (0.06)    (0.06)
 From net realized gains................................................          --         --        (0.06)       (1.85)    (0.66)
                                                                            --------   --------    ---------    ---------   -------
   Total distributions..................................................       (0.03)        --        (0.08)       (1.91)    (0.72)
                                                                            --------   --------    ---------    ---------   -------
NET ASSET VALUE -- END OF YEAR..........................................    $   7.39   $   5.75    $    6.29    $    7.43   $ 12.48
                                                                            ========   ========    =========    =========   =======
TOTAL RETURN............................................................      29.12%    (8.59)%     (14.30)%     (27.55)%    31.52%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations........................................       1.08%      1.36%        1.37%        1.07%     1.00%
   Excluding expense limitations........................................       1.08%      1.38%        1.39%        1.29%     1.21%
 Net investment income..................................................       1.16%      1.28%        0.21%        0.55%     0.66%
Portfolio turnover rate.................................................        129%       148%          91%          86%       78%
Net Assets at the end of year (000 omitted).............................    $251,851   $ 95,420    $  61,660    $  76,511   $84,078

---------------
(1) The net investment income per share was calculated using the average share outstanding method.
(2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
+ Effective November 1, 1999, the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================






                                                                 For the Period
                                                                 July 1, 2003(1)
                                                                     through
REAL ESTATE PORTFOLIO --                                          June 30, 2004
   INSTITUTIONAL SHARES                                          --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................       $ 10.00
                                                                      -------
INVESTMENT OPERATIONS:
 Net investment income(2)......................................          0.38
 Net realized and unrealized gain on investments ..............          1.55
                                                                      -------
   Total from investment operations ...........................          1.93
                                                                      -------
DISTRIBUTIONS:
 From net investment income ...................................         (0.15)
 From net realized gains ......................................         (0.01)
                                                                      -------
   Total distributions ........................................         (0.16)
                                                                      -------
NET ASSET VALUE -- END OF PERIOD ..............................       $ 11.77
                                                                      =======
TOTAL RETURN ..................................................        19.40%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations ..............................         1.56%*
   Excluding expense limitations ..............................         1.78%*
 Net investment income ........................................         3.36%*
Portfolio turnover rate .......................................           29%**
Net Assets at the end of period (000 omitted) .................       $40,621

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income was calculated using the average shares outstanding method.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Real Estate Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE FUND. Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Multi-Manager Portfolio, and Wilmington Real Estate Portfolio (each a "Fund" and collectively, the "Funds") are series of WT Mutual Fund (the "WT Fund"). WT Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   The Funds offer three classes of shares (except for the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio, which offer only Institutional and Investor Shares):
   Institutional Shares, Investor Shares and Service Shares. Institutional Shares are offered to retirement plans. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Service Shares are available to investors who use a financial intermediary and are subject to a shareholder service fee. As of June 30, 2004, the Investor Shares and Service Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each of the Funds pursues its investment objective by investing in one or more investment companies.

   Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, and Wilmington Small Cap Strategic Allocation Fund ("Strategic Funds") pursue their investment objectives by investing in the following series of WT Investment Trust I in accordance with weightings determined by the investment adviser.

                                       Total
                                   Investments at
  Fund                             June 30, 2004    WT Investment Trust I Series
  ----                             --------------   ----------------------------
  Wilmington Large Cap
    Strategic Allocation Fund       $29,560,205     Large Cap Quantitative Series
                                     39,923,059     Large Cap Multi-Manager Series
  Wilmington Mid Cap Strategic
    Allocation Fund                 $13,482,931     Mid Cap Quantitative Series
                                     28,157,563     Mid Cap Multi-Manager Series
  Wilmington Small Cap
    Strategic Allocation Fund       $18,883,688     Small Cap Quantitative Series
                                     36,892,636     Small Cap Multi-Manager Series


   As of June 30, 2004, each Strategic Fund owned approximately 100% of the corresponding series of WT Investment Trust I.

   Wilmington International Multi-Manager Portfolio and Wilmington Real Estate Portfolio (each a "Portfolio") (effective November 1, 1999 with respect to the Wilmington International Multi-Manager Portfolio) seek to achieve their investment objectives by investing all of their investable assets in the International Multi-Manager Series and Real Estate Series, respectively, each a Series of WT Investment Trust I which has the same investment objective, policies and limitations as the Portfolio. As of June 30, 2004, each Portfolio owned approximately 100% of its respective Series.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   The performance of each Fund is directly affected by the performance of the series of WT Investment Trust I ("Series") in which it invests. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income (loss), expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred.

   Distribution to Shareholders. Distributions to shareholders of the Funds are declared and paid to shareholders quarterly except for the Wilmington International Multi-Manager Portfolio which are declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Funds. For its services, RSMC is paid a monthly fee of $3,000 for each Fund and $1,500 for each class of the Fund. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Funds. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Fund or class in the following increments: 100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.00%, 1.15%, 1.25% and 1.75% of the average daily net assets of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund and Wilmington Real Estate Portfolio respectively. These undertakings will remain in place until July 1, 2006 for the Strategic Funds and January 1, 2006 for the Wilmington Real Estate Portfolio, respectively, unless the Board of Trustees approves their earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, distributions from real estate investment trusts, foreign currency losses, and passive foreign investment companies:


                                                                                           Small Cap
                                                                                           Strategic    International
                                                                                          Allocation    Multi-Manager   Real Estate
                                                                                             Fund         Portfolio      Portfolio
                                                                                          ----------    -------------   -----------
  Undistributed net investment income (accumulated loss)..............................     $ 75,746        $ 8,986        $(86,934)
  Accumulated net realized gain (loss) on investments.................................      (75,746)        (8,986)         86,934

The tax character of distributions paid was as follows:

                                                                       Strategic Allocation Fund        International
                                                                    --------------------------------    Multi-Manager   Real Estate
                                                                    Large Cap   Mid Cap    Small Cap      Portfolio      Portfolio
                                                                    ---------   -------    ---------    -------------   -----------
  Year ended June 30, 2004
  Ordinary Income...............................................    $243,810      $--         $--         $749,577        $363,246
                                                                    --------      ---         ---         --------        --------
   Total distributions..........................................    $243,810      $--         $--         $749,577        $363,246
                                                                    ========      ===         ===         ========        ========


As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                                     Strategic Allocation Fund          International
                                                               -------------------------------------    Multi-Manager   Real Estate
                                                               Large Cap      Mid Cap      Small Cap      Portfolio      Portfolio
                                                               ----------   ----------    ----------    -------------   -----------
  Undistributed ordinary income............................    $   38,042   $  115,532    $1,456,172     $ 2,264,920     $  934,667
  Undistributed long-term gains............................            --          278           741              --        171,258
  Capital loss carryforwards...............................        (2,647)          --            --      (7,487,373)            --
  Post-October losses......................................       (66,679)          --            --        (212,825)            --
  Other temporary differences..............................       (17,054)     (17,054)      (17,054)         (3,028)        61,909
  Net unrealized appreciation (depreciation) on
    investments and foreign currencies.....................     6,032,174    5,229,812     5,998,918      17,717,792      2,448,650
                                                               ----------   ----------    ----------     -----------     ----------
  Total accumulated earnings...............................    $5,983,836   $5,328,568    $7,438,777     $12,279,486     $3,616,484
                                                               ==========   ==========    ==========     ===========     ==========

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The capital loss carryforwards will expire as follows:

                                                        Large Cap
                                                        Strategic    International
                                                        Allocation   Multi-Manager
                                                           Fund        Portfolio
                                                        ----------   -------------
  6/30/2011 ........................................          --       $7,487,373
  6/30/2012 ........................................      $2,647               --


   Post-October losses represent net losses realized from November 1, 2003 through June 30, 2004, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having recognized the following fiscal year.

5. INVESTMENTS. During the fiscal year ended June 30, 2004, purchases and sales of the Strategic Funds in the underlying Series were as follows:

                                                                                   Strategic Allocation Fund
                                                                           ----------------------------------------
                                                                            Large Cap       Mid Cap      Small Cap
                                                                           -----------    -----------   -----------
  Purchases............................................................    $75,874,739    $40,728,063   $55,877,348
  Sales................................................................     12,601,968      4,425,667     7,559,995


6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================




TO THE SHAREHOLDERS AND TRUSTEES OF WT MUTUAL FUND:

   We have audited the accompanying statements of assets and liabilities of Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Multi-Manager Portfolio, and Wilmington Real Estate Portfolio (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2004, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================



   For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Large Cap Strategic Allocation Fund, International Multi-Manager Portfolio and Real Estate Portfolio intend to designate up to a maximum amount of $243,810, $749,577 and $363,246, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

   For corporate shareholders, the ordinary income distributions (dividend income plus short-term gains, if any) that qualify for the dividends received deduction are 100% for the Large Cap Strategic Allocation Fund and 5.74% for the Real Estate Portfolio.

   In January 2005, shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2004, including any distributions paid between June 30, 2004 and December 31, 2004.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
----------------------------------------------
 RESULTS OF SPECIAL SHAREHOLDERS MEETING (UNAUDITED)
================================================================================

A special meeting of shareholders of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, and Wilmington Small Cap Strategic Allocation Fund (the "Funds") of WT Mutual Fund was held on January 27, 2004. The Funds' shareholders of record on December 10, 2003 were eligible to vote at the meeting. As of the record date, the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund had 5,044,885.27, 2,525,036.64, and 3,402,674.43 shares issued and outstanding, respectively. At the meeting the shareholders of each Fund voting separately approved a new investment sub-advisory agreement between WT Investment Trust I, Rodney Square Management Corporation ("RSMC") and Parametric Portfolio Associates, Inc.("PPA") with respect to each Fund's corresponding Quantitative Series of WT Investment Trust I. Voting for the proposal by each Fund was as follows:

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

To approve a new investment sub-advisory agreement between WT Investment Trust I, on behalf of the Large Cap Quantitative Series, RSMC and Parametric Portfolio Associates, Inc.

             Votes For          Votes Against       Votes Abstained
             ---------          -------------       ---------------
             4,925,708              1,694                4,030


WILMINGTON MID CAP STRATEGIC ALLOCATION FUND

To approve a new investment sub-advisory agreement between WT Investment Trust I, on behalf of the Mid Cap Quantitative Series, RSMC and Parametric Portfolio Associates, Inc.


             Votes For          Votes Against       Votes Abstained
             ---------          -------------       ---------------
             2,467,370              1,909                  0


WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

To approve a new investment sub-advisory agreement between WT Investment Trust I, on behalf of the Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates, Inc.

             Votes For          Votes Against       Votes Abstained
             ---------          -------------       ---------------
             3,237,316               849                1,569

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================




          (The following pages should be read in conjunction with the
                         Funds' Financial Statements.)


WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 97.5%
 AEROSPACE & DEFENSE -- 1.3%
   United Technologies Corp..............................     5,600   $  512,288
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      512,288
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 5.1%
   Comcast Corp. -- Class A*.............................    24,700      681,967
   Liberty Media Corp. -- Class A*.......................    54,350      488,607
   Nextel Communications, Inc.*..........................    11,200      298,592
   Time Warner, Inc.*....................................    33,300      585,414
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    2,054,580
                                                                      ----------
 CONSUMER PRODUCTS -- 6.5%
   Colgate-Palmolive Co..................................     8,800      514,360
   Gillette Co...........................................    20,940      887,856
   Procter & Gamble Co...................................    17,680      962,499
   Whirlpool Corp........................................     3,130      214,718
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................    2,579,433
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.7%
   Exelon Corp...........................................    18,200      605,878
   FirstEnergy Corp......................................    12,450      465,755
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................    1,071,633
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 1.0%
   The Walt Disney Co....................................    16,150      411,664
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      411,664
                                                                      ----------
 FINANCE & INSURANCE -- 19.2%
  FINANCIAL SERVICES -- 3.1%
   Citigroup, Inc........................................    27,050    1,257,825
                                                                      ----------
  INSURANCE CARRIERS -- 7.3%
   American International Group, Inc.....................    18,480    1,317,254
   Chubb Corp............................................     8,600      586,348
   MGIC Investment Corp..................................     5,350      405,851
   The Allstate Corp.....................................    13,300      619,115
                                                                      ----------
                                                                       2,928,568
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 5.1%
   American Express Co...................................    19,650    1,009,617
   Fannie Mae............................................     8,000      570,880
   Washington Mutual, Inc................................    11,400      440,496
                                                                      ----------
                                                                       2,020,993
                                                                      ----------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 2.1%
   Merrill Lynch & Co., Inc..............................     6,600      356,268
   Morgan Stanley........................................     9,200      485,484
                                                                      ----------
                                                                         841,752
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  STATE & NATIONAL BANKS -- 1.6%
   Bank of America Corp..................................     7,496   $  634,312
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    7,683,450
                                                                      ----------
 HOTELS & MOTELS -- 0.7%
   Marriott International, Inc. -- Class A...............     5,900      294,292
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................      294,292
                                                                      ----------
 INFORMATION TECHNOLOGY -- 1.0%
  HOME ENTERTAINMENT SOFTWARE -- 1.0%
   Electronic Arts, Inc.*................................     7,660      417,853
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................      417,853
                                                                      ----------
 MANUFACTURING -- 32.7%
  BIOTECHNOLOGY -- 2.0%
   Amgen, Inc.*..........................................     3,610      196,998
   Genentech, Inc.*......................................    10,900      612,580
                                                                      ----------
                                                                         809,578
                                                                      ----------
  COMPUTERS & OFFICE EQUIPMENT -- 2.0%
   Cisco Systems, Inc.*..................................    14,400      341,280
   Xerox Corp.*..........................................    30,500      442,250
                                                                      ----------
                                                                         783,530
                                                                      ----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.6%
   3M Co.................................................     6,600      594,066
   Honeywell International, Inc..........................    11,500      421,245
   Illinois Tool Works, Inc..............................     4,500      431,505
                                                                      ----------
                                                                       1,446,816
                                                                      ----------
  FOOD & BEVERAGE -- 3.6%
   Coca-Cola Co..........................................    15,360      775,373
   PepsiCo, Inc..........................................    12,020      647,638
                                                                      ----------
                                                                       1,423,011
                                                                      ----------
  MACHINERY & HEAVY EQUIPMENT -- 1.0%
   Caterpillar, Inc......................................     5,200      413,088
                                                                      ----------
  MEDICAL EQUIPMENT & SUPPLIES -- 1.4%
   Boston Scientific Corp.*..............................    13,200      564,960
                                                                      ----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 4.1%
   Emerson Electric Co...................................     9,700      616,435
   General Electric Co...................................    31,500    1,020,599
                                                                      ----------
                                                                       1,637,034
                                                                      ----------
  MISC. MANUFACTURING INDUSTRIES -- 1.5%
   E.I. DuPont de Nemours & Co...........................    13,350      593,007
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  PHARMACEUTICAL PREPARATIONS -- 7.6%
   Abbott Laboratories..................................    13,900   $   566,564
   Eli Lilly & Co.......................................    10,100       706,091
   Johnson & Johnson....................................    13,220       736,354
   Merck & Co., Inc.....................................     8,300       394,250
   Pfizer, Inc..........................................    17,500       599,900
                                                                     -----------
                                                                       3,003,159
                                                                     -----------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.5%
   Medtronic, Inc.......................................    12,250       596,820
                                                                     -----------
  SEMICONDUCTORS -- 1.7%
   Maxim Integrated Products, Inc.......................    12,700       665,734
                                                                     -----------
  TELECOMMUNICATIONS EQUIPMENT -- 2.7%
   QUALCOMM, Inc........................................    14,710     1,073,535
                                                                     -----------
  TOTAL MANUFACTURING ............................................    13,010,272
                                                                     -----------
 OIL & GAS -- 3.4%
  OIL & GAS EXPLORATION -- 3.4%
   ChevronTexaco Corp...................................     4,500       423,495
   Devon Energy Corp....................................     7,750       511,500
   Kerr-McGee Corp......................................     8,000       430,160
                                                                     -----------
  TOTAL OIL & GAS ................................................     1,365,155
                                                                     -----------
 SERVICES -- 13.1%
  ADVERTISING -- 1.2%
   Omnicom Group, Inc...................................     6,320       479,625
                                                                     -----------
  BUSINESS SERVICES -- 2.6%
   Cendant Corp.........................................    24,880       609,062
   Paychex, Inc.........................................    12,300       416,724
                                                                     -----------
                                                                       1,025,786
                                                                     -----------
  EDUCATIONAL SERVICES -- 1.1%
   Apollo Group, Inc. -- Class A*.......................     4,800       423,792
                                                                     -----------
  INTERNET SERVICES -- 0.7%
   eBay, Inc.*..........................................     3,200       294,240
                                                                     -----------
  MEDICAL & HEALTH SERVICES -- 2.8%
   Anthem, Inc.*........................................     6,800       609,008
   HCA, Inc.............................................    12,550       521,955
                                                                     -----------
                                                                       1,130,963
                                                                     -----------


                                                                         Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  OIL & GAS FIELD SERVICES -- 2.4%
   Schlumberger, Ltd...................................     14,800   $   939,947
                                                                     -----------
  PRINTING & PUBLISHING -- 2.3%
   Gannett Co., Inc....................................     10,910       925,714
                                                                     -----------
  TOTAL SERVICES .................................................     5,220,067
                                                                     -----------
 TRANSPORTATION -- 2.1%
  TRANSPORTATION -- SHIPPING -- 2.1%
   United Parcel Service, Inc..........................     10,930       821,608
                                                                     -----------
  TOTAL TRANSPORTATION ...........................................       821,608
                                                                     -----------
 WHOLESALE & RETAIL TRADE -- 8.7%
  RETAIL DEPARTMENT STORES -- 0.9%
   Kohl's Corp.*.......................................      8,810       372,487
                                                                     -----------
  RETAIL EATING & DRINKING PLACES -- 2.2%
   McDonald's Corp.....................................     11,400       296,400
   Yum! Brands, Inc.*..................................     15,150       563,883
                                                                     -----------
                                                                         860,283
                                                                     -----------
  RETAIL MERCHANDISING -- 2.6%
   Bed Bath & Beyond, Inc.*............................     10,900       419,105
   CVS Corp............................................     14,650       615,593
                                                                     -----------
                                                                       1,034,698
                                                                     -----------
  SPECIALTY RETAIL STORES -- 3.0%
   Office Depot, Inc.*.................................     35,450       634,909
   Pitney Bowes, Inc...................................     13,150       581,888
                                                                     -----------
                                                                       1,216,797
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     3,484,265
                                                                     -----------
  TOTAL COMMON STOCK (Cost $34,921,338) ..........................    38,926,560
                                                                     -----------
SHORT-TERM INVESTMENTS -- 2.5%
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Series..................    508,107       508,107
   BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series..................    508,107       508,107
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,016,214) ...........................................     1,016,214
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $35,937,552)+ ............................................   $39,942,774
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $36,040,341. At June 30, 2004, net unrealized appreciation was $3,902,433. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,244,841, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $342,408.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investmentws)
=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 90.3%
 AEROSPACE & DEFENSE -- 1.6%
    General Dynamics Corp. ..............................       692   $   68,716
    Goodrich Corp. ......................................       298        9,634
    Lockheed Martin Corp. ...............................     1,537       80,047
    Northrop Grumman Corp. ..............................       900       48,330
    Raytheon Co. ........................................       985       35,233
    Rockwell Collins, Inc. ..............................       428       14,261
    The Boeing Co. ......................................     2,002      102,282
    United Technologies Corp. ...........................     1,221      111,698
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      470,201
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 4.9%
    ADC Telecommunications, Inc.* .......................     2,245        6,376
    ALLTEL Corp. ........................................     1,108       56,087
    AT&T Corp. ..........................................     3,650       53,400
    AT&T Wireless Services, Inc.* .......................     8,570      122,722
    CenturyTel, Inc. ....................................       275        8,261
    Clear Channel Communications, Inc. ..................     2,063       76,228
    Comcast Corp. -- Class A* ...........................     7,657      214,626
    Meredith Corp. ......................................       140        7,694
    Nextel Communications, Inc.* ........................     2,509       66,890
    Time Warner, Inc.* ..................................    14,659      257,705
    Univision Communications, Inc. --
     Class A* ...........................................       823       26,278
    Verizon Communications, Inc. ........................     9,470      342,720
    Viacom, Inc. -- Class B .............................     5,995      214,141
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    1,453,128
                                                                      ----------
 COMPUTER SERVICES -- 3.2%
    Adobe Systems, Inc. .................................       552       25,668
    Affiliated Computer Services, Inc. --
     Class A* ...........................................       460       24,352
    Autodesk, Inc. ......................................       342       14,641
    Citrix Systems, Inc.* ...............................       311        6,332
    Computer Associates International, Inc. .............     1,359       38,134
    Electronic Data Systems Corp. .......................     1,082       20,720
    EMC Corp.* ..........................................     7,299       83,209
    Microsoft Corp. .....................................    18,744      535,329
    NCR Corp.* ..........................................       256       12,695
    Oracle Corp.* .......................................    11,004      131,278
    Sun Microsystems, Inc.* .............................     7,363       31,955
    SunGard Data Systems, Inc.* .........................       649       16,874
    Unisys Corp.* .......................................       664        9,216
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................      950,403
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER PRODUCTS -- 2.5%
    Alberto-Culver Co. -- Class B .........................      229    $ 11,482
    Avon Products, Inc. ...................................    1,150      53,061
    Bausch & Lomb, Inc. ...................................      159      10,346
    Colgate-Palmolive Co. .................................    1,230      71,894
    Eastman Kodak Co. .....................................      633      17,078
    Fortune Brands, Inc. ..................................      306      23,082
    Gillette Co. ..........................................    2,410     102,183
    Hasbro, Inc. ..........................................      343       6,517
    International Flavors & Fragrances, Inc. ..............      246       9,200
    Kimberly-Clark Corp. ..................................    1,204      79,320
    Mattel, Inc. ..........................................    1,110      20,258
    Maytag Corp. ..........................................      122       2,990
    Newell Rubbermaid, Inc. ...............................      720      16,920
    Procter & Gamble Co. ..................................    4,708     256,303
    Reebok International, Ltd. ............................      196       7,052
    The Clorox Co. ........................................      493      26,514
    Whirlpool Corp. .......................................      161      11,045
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    725,245
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.4%
    Allegheny Energy, Inc.* ...............................      253       3,899
    Ameren Corp. ..........................................      382      16,411
    Calpine Corp.* ........................................    2,382      10,290
    CenterPoint Energy, Inc. ..............................      887      10,201
    Cinergy Corp. .........................................      447      16,986
    CMS Energy Corp.* .....................................      279       2,547
    Consolidated Edison, Inc. .............................      496      19,721
    Constellation Energy Group ............................      440      16,676
    Dominion Resources, Inc. ..............................    1,099      69,326
    DTE Energy Co. ........................................      443      17,959
    Duke Energy Corp. .....................................    3,141      63,731
    Edison International Co. ..............................      681      17,413
    Entergy Corp. .........................................      542      30,357
    Exelon Corp. ..........................................    2,226      74,105
    FirstEnergy Corp. .....................................      784      29,329
    FPL Group, Inc. .......................................      456      29,161
    KeySpan Corp. .........................................      357      13,102
    Nicor, Inc. ...........................................       54       1,834
    NiSource, Inc. ........................................      620      12,784
    Peoples Energy Corp. ..................................      120       5,058
    PG&E Corp.* ...........................................    1,061      29,644
    Pinnacle West Capital Corp. ...........................      192       7,755
    PPL Corp. .............................................      423      19,416
    Progress Energy, Inc. .................................      628      27,663



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================
                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
    Public Service Enterprise Group, Inc. ...............       515   $   20,615
    Sempra Energy Co. ...................................       473       16,285
    TECO Energy, Inc. ...................................       551        6,606
    The Southern Co. ....................................     2,520       73,459
    TXU Corp. ...........................................       786       31,841
    Xcel Energy, Inc. ...................................     1,003       16,760
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................      710,934
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 0.8%
    Brunswick Corp. .....................................       252       10,282
    Harrah's Entertainment, Inc. ........................       250       13,525
    International Game Technology                               822       31,729
    The Walt Disney Co. .................................     6,663      169,840
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      225,376
                                                                      ----------
 FINANCE & INSURANCE -- 22.0%
   FINANCIAL SERVICES -- 7.3%
    AmSouth Bancorp .....................................       753       19,179
    Bank of New York Co., Inc. ..........................     2,606       76,825
    Bank One Corp. ......................................     3,509      178,959
    Citigroup, Inc. .....................................    16,836      782,874
    Countrywide Financial Corp. .........................       981       68,915
    Deluxe Corp. ........................................        71        3,089
    E*TRADE Group, Inc.* ................................     1,700       18,955
    First Horizon National Corp. ........................       267       12,140
    Franklin Resources, Inc. ............................       592       29,647
    Goldman Sachs Group, Inc. ...........................     1,566      147,455
    H&R Block, Inc. .....................................       381       18,166
    J.P. Morgan Chase & Co. .............................     7,195      278,950
    Janus Capital Group, Inc. ...........................       598        9,861
    Marshall & Ilsley Corp. .............................       521       20,366
    MBIA, Inc. ..........................................       348       19,878
    Moody's Corp. .......................................       329       21,273
    National City Corp. .................................     2,057       72,016
    Prudential Financial, Inc. ..........................     1,824       84,761
    Regions Financial Corp. .............................       549       20,066
    SunTrust Banks, Inc. ................................       982       63,820
    Synovus Financial Corp. .............................       676       17,116
    T. Rowe Price Group, Inc. ...........................       337       16,985
    U.S. Bancorp ........................................     5,902      162,659
                                                                      ----------
                                                                       2,143,955
                                                                      ----------
   INSURANCE -- PROPERTY / CASUALTY -- 0.7%
    ACE, Ltd. ...........................................       696       29,427
    The Progressive Corp. ...............................       735       62,696
    The St. Paul Cos., Inc. .............................     2,483      100,661
    XL Capital, Ltd. -- Class A .........................       345       26,034
                                                                      ----------
                                                                         218,818
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   INSURANCE CARRIERS -- 4.2%
    AFLAC, Inc. .........................................    1,751    $   71,458
    Ambac Financial Group, Inc. .........................      264        19,388
    American International Group, Inc. ..................    8,454       602,601
    AON Corp. ...........................................      731        20,812
    Chubb Corp. .........................................      463        31,567
    CIGNA Corp. .........................................      305        20,987
    Cincinnati Financial Corp. ..........................      412        17,930
    Hartford Financial Services Group, Inc. .............      988        67,915
    Jefferson-Pilot Corp. ...............................      331        16,815
    Lincoln National Corp. ..............................      370        17,483
    Loews Corp. .........................................      465        27,881
    Marsh & McLennan Cos., Inc. .........................    1,275        57,860
    MetLife, Inc. .......................................    2,555        91,597
    MGIC Investment Corp. ...............................      257        19,496
    Principal Financial Group, Inc. .....................      804        27,963
    SAFECO Corp. ........................................      270        11,880
    The Allstate Corp. ..................................    2,281       106,181
    Torchmark Corp. .....................................      279        15,010
    UnumProvident Corp. .................................      655        10,415
                                                                      ----------
                                                                       1,255,239
                                                                      ----------
   SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.9%
    American Express Co. ................................    2,841       145,971
    Capital One Financial Corp. .........................      562        38,430
    Charter One Financial, Inc. .........................      572        25,277
    Fannie Mae ..........................................    2,154       153,709
    Freddie Mac .........................................    1,951       123,498
    Huntington Bancshares, Inc. .........................      525        12,023
    M&T Bank Corp. ......................................      260        22,698
    MBNA Corp. ..........................................    4,223       108,911
    Northern Trust Corp. ................................      565        23,888
    Providian Financial Corp.* ..........................      758        11,120
    SLM Corp. ...........................................    1,045        42,270
    Sovereign Bancorp, Inc. .............................      900        19,890
    Union Planters Corp. ................................      372        11,089
    Washington Mutual, Inc. .............................    3,207       123,918
                                                                      ----------
                                                                         862,692
                                                                      ----------
   SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.6%
    Bear Stearns Cos., Inc. .............................      238        20,066
    Charles Schwab Corp. ................................    3,077        29,570
    Federated Investors, Inc. ...........................      301         9,132
    Lehman Brothers Holdings, Inc. ......................      928        69,832
    Merrill Lynch & Company, Inc. .......................    2,947       159,079
    Morgan Stanley ......................................    3,750       197,888
                                                                      ----------
                                                                         485,567
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   STATE & NATIONAL BANKS -- 5.3%
    Bank of America Corp. ...............................    6,701    $  567,039
    BB&T Corp. ..........................................    1,902        70,317
    Comerica, Inc. ......................................      443        24,312
    Fifth Third Bancorp .................................    1,672        89,920
    Golden West Financial Corp. .........................      572        60,832
    KeyCorp .............................................    1,034        30,906
    Mellon Financial Corp. ..............................    1,018        29,858
    North Fork Bancorp, Inc. ............................      400        15,220
    PNC Financial Services Group ........................      652        34,608
    Southtrust Corp. ....................................      724        28,098
    State Street Corp. ..................................    1,179        57,818
    Wachovia Corp. ......................................    4,568       203,276
    Wells Fargo & Co. ...................................    5,880       336,512
    Zions Bancorp .......................................      192        11,798
                                                                      ----------
                                                                       1,560,514
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    6,526,785
                                                                      ----------
 HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp. .................................      796        14,853
    Marriott International, Inc. -- Class A .............      584        29,130
    Starwood Hotels & Resorts
      Worldwide, Inc. ...................................      420        18,837
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       62,820
                                                                      ----------
 INFORMATION TECHNOLOGY -- 0.6%
   APPLICATION SOFTWARE -- 0.1%
    Compuware Corp.* ....................................    1,197         7,900
    Intuit, Inc.* .......................................      435        16,782
    Mercury Interactive Corp.* ..........................      198         9,866
    Siebel Systems, Inc.* ...............................    1,046        11,171
                                                                      ----------
                                                                          45,719
                                                                      ----------
   COMPUTER STORAGE / PERIPHERALS -- 0.1%
    Network Appliance, Inc.* ............................      785        16,901
                                                                      ----------
   HOME ENTERTAINMENT SOFTWARE -- 0.1%
    Electronic Arts, Inc.* ..............................      681        37,150
                                                                      ----------
   INTERNET SOFTWARE & SERVICES -- 0.1%
    Novell, Inc.* .......................................      700         5,873
    Symantec Corp.* .....................................      676        29,595
                                                                      ----------
                                                                          35,468
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   IT CONSULTING & SERVICES -- 0.1%
    Computer Sciences Corp.* ..............................      429    $ 19,918
                                                                        --------
   SYSTEMS SOFTWARE -- 0.1%
    PeopleSoft, Inc.* .....................................      864      15,984
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    171,140
                                                                        --------
 MANUFACTURING -- 29.8%
   AUTO PARTS & EQUIPMENT -- 0.2%
    Cooper Tire & Rubber Co. ..............................      116       2,668
    Genuine Parts Co. .....................................      345      13,690
    Johnson Controls, Inc. ................................      419      22,366
    The Goodyear Tire & Rubber Co.* .......................      398       3,618
    Visteon Corp. .........................................      424       4,948
                                                                        --------
                                                                          47,290
                                                                        --------
   AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co. ........................................    7,231     113,165
    General Motors Corp. ..................................    1,838      85,632
    Navistar International Corp.* .........................      116       4,496
    PACCAR, Inc. ..........................................      384      22,268
                                                                        --------
                                                                         225,561
                                                                        --------
   BIOTECHNOLOGY -- 0.8%
    Amgen, Inc.* ..........................................    2,205     120,327
    Biogen Idec, Inc.* ....................................      800      50,600
    Genzyme Corp.* ........................................      534      25,274
    Gilead Sciences, Inc.* ................................      400      26,800
    Millipore Corp.* ......................................       67       3,777
                                                                        --------
                                                                         226,778
                                                                        --------
   BUILDING -- RESIDENTIAL / COMMERCIAL  -- 0.0%
    KB Home Co. ...........................................      143       9,814
                                                                        --------
   BUILDING MATERIALS & COMPONENTS -- 0.2%
    American Standard Cos., Inc.* .........................      537      21,646
    Louisiana-Pacific Corp. ...............................      151       3,571
    Masco Corp. ...........................................    1,001      31,211
    Vulcan Materials Co. ..................................      223      10,604
                                                                        --------
                                                                          67,032
                                                                        --------
   CHEMICAL & ALLIED PRODUCTS -- 0.8%
    Air Products & Chemicals, Inc. ........................      570      29,897
    Ashland, Inc. .........................................      181       9,559


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================
                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
    Dow Chemical Co. ....................................     2,189   $   89,092
    Eastman Chemical Co. ................................       164        7,582
    Ecolab, Inc. ........................................       615       19,496
    Engelhard Corp. .....................................       372       12,019
    Great Lakes Chemical Corp. ..........................        69        1,867
    Hercules, Inc.* .....................................       195        2,377
    PPG Industries, Inc. ................................       356       22,246
    Rohm & Haas Co. .....................................       491       20,416
    Sigma-Aldrich Corp. .................................       171       10,193
                                                                      ----------
                                                                         224,744
                                                                      ----------
   COMPUTERS & OFFICE EQUIPMENT -- 4.5%
    Apple Computer, Inc.* ...............................       837       27,236
    Cisco Systems, Inc.* ................................    12,374      293,263
    Dell, Inc.* .........................................     4,582      164,127
    Gateway, Inc.* ......................................       330        1,485
    Hewlett-Packard Co. .................................     9,559      201,695
    Intel Corp. .........................................    11,972      330,426
    International Business Machines Corp. ...............     3,158      278,378
    Lexmark International Group, Inc. --
      Class A*...........................................       288       27,801
    QLogic Corp.* .......................................       229        6,089
    Xerox Corp.* ........................................     2,000       29,000
                                                                      ----------
                                                                       1,359,500
                                                                      ----------
   CONTAINERS & PACKAGING -- 0.1%
    Ball Corp. ..........................................        91        6,557
    Bemis Co., Inc. .....................................       194        5,481
    Pactiv Corp.* .......................................       274        6,834
    Sealed Air Corp.* ...................................       245       13,051
                                                                      ----------
                                                                          31,923
                                                                      ----------
   DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.2%
    3M Co. ..............................................     1,600      144,016
    Cooper Industries, Inc. .............................       176       10,456
    Honeywell International, Inc. .......................     2,875      105,311
    Illinois Tool Works, Inc. ...........................     1,008       96,657
    Ingersoll Rand Co. ..................................       432       29,510
    ITT Industries, Inc. ................................       248       20,584
    Textron, Inc. .......................................       363       21,544
    Tyco International, Ltd. ............................     6,274      207,920
                                                                      ----------
                                                                         635,998
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Agilent Technologies, Inc.* ...........................    1,164    $ 34,082
    Applera Corp. -- Applied Biosystems
     Group ................................................      462      10,049
    KLA-Tencor Corp.* .....................................      410      20,246
    Linear Technology Corp. ...............................      744      29,366
    Molex, Inc. ...........................................      404      12,960
    Parker-Hannifin Corp. .................................      314      18,670
    PerkinElmer, Inc. .....................................      222       4,449
    Power-One, Inc.* ......................................      250       2,745
    Rockwell Automation, Inc. .............................      427      16,017
    Sanmina-SCI Corp.* ....................................    1,382      12,576
    Solectron Corp.* ......................................    2,313      14,965
    Symbol Technologies, Inc. .............................      680      10,023
    Tektronix, Inc. .......................................      247       8,403
    Teradyne, Inc.* .......................................      543      12,326
                                                                        --------
                                                                         206,877
                                                                        --------
   FOOD & BEVERAGE -- 3.0%
    Adolph Coors, Co. -- Class B ..........................       63       4,557
    Anheuser-Busch Cos., Inc. .............................    1,968     106,272
    Archer Daniels Midland Co. ............................    1,619      27,167
    Brown-Forman Corp. -- Class B .........................      256      12,357
    Campbell Soup Co. .....................................      900      24,192
    Coca-Cola Co. .........................................    4,471     225,696
    Coca-Cola Enterprises, Inc. ...........................    1,147      33,252
    ConAgra Foods, Inc. ...................................    1,270      34,392
    General Mills, Inc. ...................................    1,300      61,789
    Hershey Foods Corp. ...................................      596      27,577
    HJ Heinz Co. ..........................................      833      32,654
    Kellogg Co. ...........................................      928      38,837
    McCormick & Co., Inc. .................................      314      10,676
    Pepsi Bottling Group, Inc. ............................      575      17,561
    PepsiCo, Inc. .........................................    3,182     171,446
    Sara Lee Corp. ........................................    1,744      40,095
    Wm. Wrigley Jr., Co. ..................................      535      33,732
                                                                        --------
                                                                         902,252
                                                                        --------
   FURNITURE -- 0.0%
    Leggett & Platt, Inc. .................................      435      11,619
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.1%
    Centex Corp. ..........................................      272      12,444
    Pulte Corp. ...........................................      262      13,632
                                                                        --------
                                                                          26,076
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================
                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   HAND HELD TOOLS -- 0.1%
    Black & Decker Corp. ..................................       178   $ 11,059
    Snap-On, Inc. .........................................        88      2,952
    The Stanley Works .....................................       169      7,703
                                                                        --------
                                                                          21,714
                                                                        --------
   LUMBER & WOOD PRODUCTS -- 0.0%
    Plum Creek Timber Co., Inc. ...........................       400     13,032
                                                                        --------
   MACHINERY & HEAVY EQUIPMENT -- 0.6%
    Baker Hughes, Inc. ....................................       734     27,635
    Caterpillar, Inc. .....................................       861     68,398
    Cummins, Inc. .........................................       172     10,750
    Deere & Co. ...........................................       847     59,409
                                                                        --------
                                                                         166,192
                                                                        --------
   MEDICAL EQUIPMENT & SUPPLIES -- 0.5%
    Boston Scientific Corp.* ..............................     1,956     83,717
    Zimmer Holdings, Inc.* ................................       589     51,950
                                                                        --------
                                                                         135,667
                                                                        --------
   MEDICAL PRODUCTS -- 0.6%
    Baxter International, Inc. ............................     1,423     49,108
    Becton, Dickinson, & Co. ..............................       645     33,411
    Biomet, Inc. ..........................................       649     28,842
    Stryker Corp. .........................................       992     54,560
                                                                        --------
                                                                         165,921
                                                                        --------
   METAL PRODUCTS -- 0.4%
    Alcoa, Inc. ...........................................     2,869     94,763
    Nucor Corp. ...........................................       176     13,510
    United States Steel Corp. .............................       176      6,181
                                                                        --------
                                                                         114,454
                                                                        --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 2.4%
    American Power Conversion Corp. .......................       380      7,467
    Emerson Electric Co. ..................................       962     61,135
    General Electric Co. ..................................    18,706    606,073
    Jabil Circuit, Inc.* ..................................       384      9,669
    Thermo Electron Corp.* ................................       310      9,529
    Thomas & Betts Corp. ..................................       125      3,404
                                                                        --------
                                                                         697,277
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.1%
    Crane Co. ...........................................       105   $    3,296
    Dover Corp. .........................................       466       19,619
                                                                      ----------
                                                                          22,915
                                                                      ----------
   MISC. MANUFACTURING INDUSTRIES -- 0.8%
    Cintas Corp. ........................................       352       16,780
    Dana Corp. ..........................................       291        5,704
    Danaher Corp. .......................................       724       37,539
    E.I. DuPont de Nemours & Co. ........................     2,398      106,519
    Eaton Corp. .........................................       369       23,889
    Monsanto Co. ........................................       543       20,906
    Pall Corp. ..........................................       300        7,857
    Temple-Inland, Inc. .................................       112        7,756
                                                                      ----------
                                                                         226,950
                                                                      ----------
   MOTORCYCLES, BICYCLES, & PARTS -- 0.1%
    Harley-Davidson, Inc. ...............................       690       42,739
                                                                      ----------
   PAPER & FOREST PRODUCTS -- 0.5%
    Boise Cascade Corp. .................................       259        9,749
    Georgia-Pacific Corp. ...............................       612       22,632
    International Paper Co. .............................     1,637       73,174
    MeadWestvaco Corp. ..................................       550       16,165
    Weyerhaeuser Co. ....................................       515       32,507
                                                                      ----------
                                                                         154,227
                                                                      ----------
   PHARMACEUTICAL PREPARATIONS -- 5.6%
    Abbott Laboratories .................................     2,899      118,163
    Allergan, Inc. ......................................       323       28,915
    Bristol-Meyers Squibb Co. ...........................     4,505      110,373
    Chiron Corp.* .......................................       397       17,722
    Eli Lilly & Co. .....................................     2,025      141,568
    Forest Laboratories, Inc.* ..........................       877       49,665
    Johnson & Johnson ...................................     5,379      299,609
    King Pharmaceuticals, Inc.* .........................       629        7,202
    MedImmune, Inc.* ....................................       530       12,402
    Merck & Co., Inc. ...................................     4,267      202,683
    Pfizer, Inc. ........................................    13,744      471,143
    Schering-Plough Corp. ...............................     4,951       91,494
    Waters Corp.* .......................................       304       14,525
    Watson Pharmaceuticals, Inc.* .......................       261        7,021
    Wyeth ...............................................     3,094      111,879
                                                                      ----------
                                                                       1,684,364
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================
                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.6%
    C.R. Bard, Inc. .......................................      194    $ 10,990
    Guidant Corp. .........................................      723      40,401
    Medtronic, Inc. .......................................    2,249     109,571
    St. Jude Medical, Inc.* ...............................      376      28,444
                                                                        --------
                                                                         189,406
                                                                        --------
   SEMICONDUCTORS -- 1.5%
    Advanced Micro Devices, Inc.* .........................      973      15,471
    Altera Corp.* .........................................      847      18,820
    Analog Devices, Inc. ..................................      827      38,935
    Applied Materials, Inc.* ..............................    4,034      79,147
    Applied Micro Circuits Corp.* .........................      472       2,511
    Broadcom Corp. -- Class A* ............................      673      31,476
    LSI Logic Corp.* ......................................      822       6,264
    Maxim Integrated Products, Inc. .......................      824      43,194
    Micron Technology, Inc.* ..............................    1,603      24,542
    National Semiconductor Corp.* .........................      968      21,286
    Novellus Systems, Inc.* ...............................      294       9,243
    NVIDIA Corp.* .........................................      430       8,815
    PMC-Sierra, Inc.* .....................................      443       6,357
    Texas Instruments, Inc. ...............................    4,090      98,896
    Xilinx, Inc. ..........................................      844      28,114
                                                                        --------
                                                                         433,071
                                                                        --------
   TELECOMMUNICATIONS EQUIPMENT -- 1.9%
    Andrew Corp.* .........................................      288       5,763
    Avaya, Inc.* ..........................................    1,045      16,501
    BellSouth Corp. .......................................    5,797     151,997
    CIENA Corp.* ..........................................    1,257       4,676
    Citizens Communications Co.* ..........................      730       8,833
    Comverse Technology, Inc.* ............................      495       9,870
    Corning, Inc.* ........................................    3,009      39,298
    JDS Uniphase Corp.* ...................................    3,150      11,939
    Lucent Technologies, Inc.* ............................    9,500      35,910
    Motorola, Inc. ........................................    7,632     139,284
    QUALCOMM, Inc. ........................................    1,693     123,555
    Tellabs, Inc.* ........................................    1,084       9,474
                                                                        --------
                                                                         557,100
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   TOBACCO -- 0.7%
    Altria Group, Inc. ..................................     3,782   $  189,289
    RJ Reynolds Tobacco Holdings, Inc. ..................       184       12,437
    UST, Inc. ...........................................       399       14,364
                                                                      ----------
                                                                         216,090
                                                                      ----------
   TRANSPORTATION EQUIPMENT -- 0.0%
    Delphi Corp. ........................................     1,068       11,406
                                                                      ----------
  TOTAL MANUFACTURING .............................................    8,827,989
                                                                      ----------
 MINING -- 0.3%
    Allegheny Technologies, Inc. ........................        30          542
    Freeport-McMoRan Copper & Gold, Inc. -- Class B .....       469       15,547
    Newmont Mining Corp. ................................     1,495       57,947
    Phelps Dodge Corp.* .................................       222       17,207
    Worthington Industries, Inc. ........................       180        3,695
                                                                      ----------
  TOTAL MINING ....................................................       94,938
                                                                      ----------
 OIL & GAS -- 6.6%
   CRUDE PETROLEUM & NATURAL GAS -- 3.7%
    Exxon Mobil Corp. ...................................    21,155      939,493
    Marathon Oil Corp. ..................................       695       26,299
    Occidental Petroleum Corp. ..........................     1,347       65,208
    Praxair, Inc. .......................................       814       32,487
    Sunoco, Inc. ........................................       213       13,551
                                                                      ----------
                                                                       1,077,038
                                                                      ----------
   DRILLING OIL & GAS WELLS -- 0.2%
    Nabors Industries, Ltd.* ............................       385       17,410
    Noble Corp.* ........................................       266       10,079
    Rowan Cos., Inc.* ...................................       176        4,282
    Transocean, Inc.* ...................................       697       20,171
                                                                      ----------
                                                                          51,942
                                                                      ----------
   OIL & GAS EXPLORATION -- 2.6%
    Amerada Hess Corp. ..................................       183       14,492
    Anadarko Petroleum Corp. ............................       626       36,684
    Apache Corp. ........................................       771       33,577
    Burlington Resources, Inc. ..........................       870       31,477



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
    ChevronTexaco Corp. .................................    3,446    $  324,303
    ConocoPhillips ......................................    2,436       185,842
    Devon Energy Corp. ..................................      929        61,314
    EOG Resources, Inc. .................................      264        15,763
    Kerr-McGee Corp. ....................................      246        13,227
    Unocal Corp. ........................................      614        23,332
    Valero Energy Corp. .................................      400        29,504
                                                                      ----------
                                                                         769,515
                                                                      ----------
   PIPELINES -- 0.1%
    Dynegy, Inc.* .......................................      820         3,493
    El Paso Corp. .......................................    1,242         9,787
    Kinder Morgan, Inc. .................................      297        17,609
    The Williams Cos., Inc. .............................      994        11,829
                                                                      ----------
                                                                          42,718
                                                                      ----------
  TOTAL OIL & GAS .................................................    1,941,213
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    Apartment Investment & Management Co. -- Class A ....      296         9,214
    Equity Office Properties Trust ......................    1,001        27,228
    Equity Residential Properties Trust .................      596        17,719
    ProLogis ............................................      394        12,970
    Simon Property Group, Inc. ..........................      448        23,036
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................       90,167
                                                                      ----------
 SERVICES -- 7.3%
   ADVERTISING -- 0.2%
    Omnicom Group, Inc. .................................      434        32,936
    The Interpublic Group of Cos., Inc.* ................    1,097        15,062
                                                                      ----------
                                                                          47,998
                                                                      ----------
   BUSINESS SERVICES -- 1.3%
    Automatic Data Processing, Inc. .....................    1,434        60,056
    Avery Dennison Corp. ................................      294        18,819
    BMC Software, Inc.* .................................      527         9,750
    Cendant Corp. .......................................    3,453        84,529
    Convergys Corp.* ....................................      216         3,326
    Equifax, Inc. .......................................      329         8,143
    First Data Corp. ....................................    2,092        93,136
    Fiserv, Inc.* .......................................      400        15,556
    Fluor Corp. .........................................      213        10,154
    Parametric Technology Corp.* ........................      600         3,000
    Paychex, Inc. .......................................      900        30,492
    R.R. Donnelley, & Sons Co. ..........................      503        16,609


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
    Robert Half International, Inc. .......................      387    $ 11,521
    Veritas Software Corp.* ...............................    1,059      29,334
                                                                        --------
                                                                         394,425
                                                                        --------
   COMMERCIAL SERVICES -- 0.1%
    Monster Worldwide, Inc.* ..............................      317       8,153
    Sabre Holdings Corp. ..................................      242       6,706
                                                                        --------
                                                                          14,859
                                                                        --------
   CRUISE LINES -- 0.3%
    Carnival Corp. ........................................    2,106      98,982
                                                                        --------
   EDUCATIONAL SERVICES -- 0.1%
    Apollo Group, Inc. -- Class A* ........................      434      38,318
                                                                        --------
   INTERNET SERVICES -- 0.9%
    eBay, Inc.* ...........................................    1,557     143,166
    Qwest Communications International,
    Inc.* .................................................    3,612      12,967
    Yahoo!, Inc.* .........................................    3,002     109,063
                                                                        --------
                                                                         265,196
                                                                        --------
   MEDICAL & HEALTH SERVICES -- 1.8%
    Aetna, Inc. ...........................................      381      32,385
    Anthem, Inc.* .........................................      320      28,659
    Cardinal Health, Inc. .................................    1,038      72,712
    Caremark Rx, Inc.* ....................................    1,600      52,704
    Express Scripts, Inc. -- Class A* .....................      170      13,469
    HCA, Inc. .............................................    1,200      49,908
    Health Management Associates, Inc. --
     Class A ..............................................      475      10,650
    Hospira, Inc.* ........................................      289       7,976
    Humana, Inc.* .........................................      272       4,597
    IMS Health, Inc. ......................................      615      14,416
    Manor Care, Inc. ......................................      270       8,824
    McKesson Corp. ........................................      621      21,319
    Medco Health Solutions, Inc.* .........................      577      21,638
    Quest Diagnostic, Inc. ................................      213      18,094
    Tenet Healthcare Corp.* ...............................    1,018      13,651
    UnitedHealth Group, Inc. ..............................    1,511      94,060
    WellPoint Health Networks, Inc.* ......................      535      59,925
                                                                        --------
                                                                         524,987
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   OIL & GAS FIELD SERVICES -- 0.5%
    BJ Services Co.* ....................................       347   $   15,906
    Halliburton Co. .....................................     1,039       31,440
    Schlumberger, Ltd. ..................................     1,390       88,279
                                                                      ----------
                                                                         135,625
                                                                      ----------
   PRINTING & PUBLISHING -- 0.7%
    Dow Jones & Co., Inc. ...............................       231       10,418
    Gannett Co., Inc. ...................................       928       78,741
    Knight-Ridder, Inc. .................................       170       12,240
    The McGraw-Hill Cos., Inc. ..........................       448       34,303
    The New York Times Co. ..............................       389       17,392
    Tribune Co. .........................................     1,157       52,690
                                                                      ----------
                                                                         205,784
                                                                      ----------
   SANITARY SERVICES -- 0.2%
    Allied Waste Industries, Inc.* ......................       748        9,859
    Waste Management, Inc. ..............................     2,042       62,587
                                                                      ----------
                                                                          72,446
                                                                      ----------
   TELECOMMUNICATIONS SERVICES -- 1.2%
    SBC Communications, Inc. ............................    10,612      257,342
    Scientific-Atlanta, Inc. ............................       336       11,592
    Sprint Corp. ........................................     4,344       76,454
                                                                      ----------
                                                                         345,388
                                                                      ----------
   TRANSPORTATION -- 0.0%
    Ryder Systems, Inc. .................................       120        4,808
                                                                      ----------
  TOTAL SERVICES ..................................................    2,148,816
                                                                      ----------
 TRANSPORTATION -- 1.4%
   AIR TRANSPORTATION -- 0.1%
    Delta Air Lines, Inc.* ..............................       225        1,602
    Southwest Airlines Co. ..............................     1,984       33,272
                                                                      ----------
                                                                          34,874
                                                                      ----------
   RAILROADS -- 0.4%
    Burlington Northern Santa Fe Corp. ..................       931       32,650
    CSX Corp. ...........................................       443       14,517
    Norfolk Southern Corp. ..............................       929       24,637
    Union Pacific Corp. .................................       903       53,683
                                                                      ----------
                                                                         125,487
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   TRANSPORTATION -- SHIPPING -- 0.9%
    FedEx Corp. ...........................................    1,019    $ 83,242
    United Parcel Service, Inc. ...........................    2,239     168,306
                                                                        --------
                                                                         251,548
                                                                        --------
  TOTAL TRANSPORTATION ..............................................    411,909
                                                                        --------
 WHOLESALE & RETAIL TRADE -- 6.4%
   MISC. RETAIL STORES -- 0.3%
    Best Buy Co., Inc. ....................................      727      36,888
    Circuit City Stores, Inc. .............................      291       3,768
    Dollar General Corp. ..................................      694      13,575
    Family Dollar Stores, Inc. ............................      459      13,963
    RadioShack Corp. ......................................      395      11,309
                                                                        --------
                                                                          79,503
                                                                        --------
   RETAIL - WOMEN'S CLOTHING STORES -- 0.1%
    Jones Apparel Group, Inc. .............................      307      12,120
    Liz Claiborne, Inc. ...................................      321      11,550
                                                                        --------
                                                                          23,670
                                                                        --------
   RETAIL APPAREL & ACCESSORY STORES -- 0.3%
    Nike, Inc. -- Class B .................................      591      44,768
    The TJX Cos., Inc. ....................................    1,124      27,133
    VF Corp. ..............................................      236      11,493
                                                                        --------
                                                                          83,394
                                                                        --------
   RETAIL BUILDING MATERIALS -- 0.8%
    Home Depot, Inc. ......................................    3,331     117,250
    Lowe's Cos., Inc. .....................................    1,894      99,530
                                                                        --------
                                                                         216,780
                                                                        --------
   RETAIL DEPARTMENT STORES -- 0.4%
    Dillard's, Inc. -- Class A ............................      225       5,018
    Federated Department Stores, Inc. .....................      406      19,935
    J.C. Penney Co., Inc. .................................      573      21,636
    Kohl's Corp.* .........................................      764      32,302
    Nordstrom, Inc. .......................................      334      14,232
    Sears, Roebuck & Co. ..................................      552      20,844
    The May Department Stores Co. .........................      677      18,611
                                                                        --------
                                                                         132,578
                                                                        --------
   RETAIL EATING & DRINKING PLACES -- 0.6%
    Darden Restaurants, Inc. ..............................      446       9,165
    McDonald's Corp. ......................................    4,173     108,498



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
    Starbucks Corp.* ......................................      892    $ 38,784
    Wendy's International, Inc. ...........................      232       8,083
    Yum! Brands, Inc.* ....................................      629      23,411
                                                                        --------
                                                                         187,941
                                                                        --------
   RETAIL GROCERY STORES -- 0.3%
    Albertson's, Inc. .....................................      825      21,896
    Kroger Co.* ...........................................    1,755      31,941
    Safeway, Inc.* ........................................    1,006      25,492
    Winn-Dixie Stores, Inc. ...............................      130         936
                                                                        --------
                                                                          80,265
                                                                        --------
   RETAIL MERCHANDISING -- 2.7%
    Bed Bath & Beyond, Inc.* ..............................      708      27,223
    Big Lots, Inc.* .......................................      389       5,625
    CVS Corp. .............................................      904      37,986
    Limited Brands ........................................    1,220      22,814
    Target Corp. ..........................................    2,892     122,822
    The Gap, Inc. .........................................    2,025      49,106
    Wal-Mart Stores, Inc. .................................    7,891     416,328
    Walgreen Co. ..........................................    2,479      89,765
                                                                        --------
                                                                         771,669
                                                                        --------
   SPECIALTY RETAIL STORES -- 0.4%
    AutoNation, Inc.* .....................................      733      12,534
    AutoZone, Inc.* .......................................      180      14,418
    Office Depot, Inc.* ...................................      632      11,319
    Pitney Bowes, Inc. ....................................      549      24,293
    Staples, Inc. .........................................    1,235      36,198
    Tiffany & Co. .........................................      303      11,166
    Toys 'R' Us, Inc.* ....................................      658      10,482
                                                                        --------
                                                                         120,410
                                                                        --------
   WHOLESALE - ELECTRIC COMPANIES & SYSTEMS -- 0.2%
    AES Corp.* ............................................    1,344      13,346
    American Electric Power Co., Inc. .....................      978      31,296
                                                                        --------
                                                                          44,642
                                                                        --------


                                                                        Value
                                                           Shares     (Note 2)
                                                           ------   ------------
   WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
    SUPERVALU, Inc. ...................................       342   $     10,469
                                                                    ------------
   WHOLESALE - INDUSTRIAL SUPPLIES -- 0.0%
    The Sherwin-Williams Co. ..........................       346         14,376
                                                                    ------------
   WHOLESALE MISCELLANEOUS -- 0.3%
    Costco Wholesale Corp. ............................     1,067         43,822
    Sysco Corp. .......................................     1,556         55,814
                                                                    ------------
                                                                          99,636
                                                                    ------------
   WHOLESALE - DRUGS -- 0.0%
    AmerisourceBergen Corp. ...........................       229         13,690
                                                                    ------------
   WHOLSALE - MACHINERY EQUIPMENT -- 0.0%
    W.W. Grainger, Inc. ...............................       203         11,673
                                                                    ------------
  TOTAL WHOLESALE & RETAIL TRADE ................................      1,890,696
                                                                    ------------
  TOTAL COMMON STOCK
   (Cost $24,511,598) ...........................................     26,701,760
                                                                    ------------
EXCHANGE TRADED FUNDS -- 9.4%
    iShares Russell 1000 Value
     Index Fund........................................    46,209      2,775,313
                                                                    ------------
  TOTAL EXCHANGE TRADED FUNDS
   (Cost $2,747,958) ............................................      2,775,313
                                                                    ------------
SHORT-TERM INVESTMENTS -- 0.3%
    BlackRock Liquidity Funds
     TempCash Portfolio --
     Institutional Series..............................    48,392         48,392
    BlackRock Liquidity Funds
     TempFund Portfolio --
     Institutional Series..............................    48,392         48,392
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $96,784) ...............................................         96,784
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $27,356,340)+ ..........................................    $29,573,857
                                                                    ============

---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $27,443,857. At June 30, 2004, net unrealized appreciation was $2,130,000. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,513,042, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $383,042.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Multi-Manager Series
-----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 95.2%
 AEROSPACE & DEFENSE -- 2.7%
    L-3 Communications Holdings, Inc. ...................     7,500   $  501,000
    Lockheed Martin Corp. ...............................     2,500      130,200
    Northrop Grumman Corp. ..............................     2,560      137,472
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE ......................................      768,672
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 11.3%
    ADC Telecommunications, Inc.* .......................    72,775      206,681
    ALLTEL Corp. ........................................     4,230      214,123
    CenturyTel, Inc. ....................................    15,000      450,600
    Emmis Communications Corp. --  Class A* .............     9,800      205,604
    Hearst-Argyle Television, Inc. ......................     6,180      159,320
    Insight Communications Co., Inc.* ...................    15,620      144,641
    Mediacom Communications Corp.* ......................    32,928      257,497
    Nextel Partners, Inc.* ..............................    27,750      441,780
    Telephone & Data Systems, Inc. ......................     4,375      311,500
    The E.W. Scripps Co. ................................     3,000      315,000
    XM Satellite Radio Holdings, Inc.* ..................    17,800      485,761
                                                                      ----------
   TOTAL COMMUNICATION & BROADCASTING .............................    3,192,507
                                                                      ----------
 COMPUTER SERVICES -- 6.6%
    Cognos, Inc.* .......................................    12,400      448,384
    FactSet Research Systems, Inc. ......................     4,640      219,333
    Logitech International SA, ADR* .....................     2,900      132,501
    Red Hat, Inc.* ......................................    21,800      500,746
    Sierra Wireless* ....................................    15,600      577,668
                                                                      ----------
   TOTAL COMPUTER SERVICES ........................................    1,878,632
                                                                      ----------
 CONSUMER PRODUCTS -- 0.7%
    Newell Rubbermaid, Inc. .............................     8,555      201,043
                                                                      ----------
   TOTAL CONSUMER PRODUCTS ........................................      201,043
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 1.5%
    Consolidated Edison, Inc. ...........................     4,920      195,619
    DTE Energy Co. ......................................     5,710      231,484
                                                                      ----------
   TOTAL ELECTRIC, GAS, WATER, & UTILITIES ........................      427,103
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FINANCE & INSURANCE -- 10.2%
   FINANCIAL SERVICES -- 2.6%
    Franklin Resources, Inc. ............................     2,095   $  104,918
    SEI Investments Co. .................................     7,080      205,603
    T.Rowe Price Group, Inc. ............................     8,755      441,252
                                                                      ----------
                                                                         751,773
                                                                      ----------
   INSURANCE -- PROPERTY/CASUALTY -- 0.6%
    The St. Paul Cos., Inc. .............................     4,050      164,187
                                                                      ----------
   INSURANCE AGENTS, BROKERS, & SERVICES -- 0.5%
    Erie Indemnity Co. ..................................     2,910      136,130
                                                                      ----------
   INSURANCE CARRIERS -- 2.5%
    CNA Financial Corp.* ................................     8,085      239,235
    PartnerRe Ltd. ......................................     3,565      202,242
    Torchmark Corp. .....................................     4,720      253,936
                                                                      ----------
                                                                         695,413
                                                                      ----------
   SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.6%
    AmeriCredit Corp.* ..................................     8,530      166,591
                                                                      ----------
   SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.8%
    Friedman, Billings,
     Ramsey Group, Inc. .................................    11,960      236,688
                                                                      ----------
   STATE & NATIONAL BANKS -- 2.6%
    Comerica, Inc. ......................................     3,060      167,933
    Golden West Financial Corp. .........................     2,240      238,224
    North Fork Bancorp, Inc. ............................     8,670      329,894
                                                                      ----------
                                                                         736,051
                                                                      ----------
   TOTAL FINANCE & INSURANCE ......................................    2,886,833
                                                                      ----------
 HEALTHCARE -- 1.1%
    Advanced Neuromodulation
     Systems, Inc.* .....................................     9,450      309,960
                                                                      ----------
   TOTAL HEALTHCARE ...............................................      309,960
                                                                      ----------
 MANUFACTURING -- 33.3%
   APPAREL -- 2.1%
    Polo Ralph Lauren Corp. .............................    12,250      422,012
    The Timberland Co. -- Class A* ......................     2,610      168,580
                                                                      ----------
                                                                         590,592
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Multi-Manager Series
-----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

===================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   AUTO PARTS & EQUIPMENT -- 0.7%
    Superior Industries International, Inc. ...............     5,940   $198,693
                                                                        --------
   BATTERIES & RELATED EQUIPMENT -- 1.4%
    Ultralife Batteries, Inc.* ............................    20,300    393,008
                                                                        --------
   BIOTECHNOLOGY -- 1.2%
    Gilead Sciences, Inc.* ................................     5,250    351,750
                                                                        --------
   BUILDING MATERIALS & COMPONENTS -- 0.6%
    Martin Marietta Materials Corp. .......................     3,620    160,475
                                                                        --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Harman International Industries, Inc. .................     4,000    364,000
                                                                        --------
   ELECTRONIC INSTRUMENTS -- 1.1%
    FLIR Systems, Inc.* ...................................     5,550    304,695
                                                                        --------
   FOOD & BEVERAGE -- 2.9%
    Cadbury Schweppes PLC, ADR ............................     5,870    205,920
    Constellation Brands, Inc.* ...........................     5,410    200,873
    General Mills, Inc. ...................................     3,700    175,861
    HJ Heinz Co. ..........................................     5,885    230,692
                                                                        --------
                                                                         813,346
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 1.0%
    NVR, Inc.* ............................................       580    280,836
                                                                        --------
   LUMBER & WOOD PRODUCTS -- 0.6%
    Plum Creek Timber Co., Inc. ...........................     5,425    176,747
                                                                        --------
   MEDICAL & DENTAL SUPPLIES -- 0.8%
    Advanced Medical Optics, Inc.* ........................     5,300    225,621
                                                                        --------
   MEDICAL EQUIPMENT & SUPPLIES -- 0.5%
    Zimmer Holdings, Inc.* ................................     1,700    149,940
                                                                        --------
   METAL FABRICATION -- 1.6%
    Precision Castparts Corp. .............................     8,050    440,254
                                                                        --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
    American Power Conversion Corp. .......................     7,210    141,677
                                                                        --------
   MISC. MANUFACTURING INDUSTRIES -- 3.4%
    Lancaster Colony Corp. ................................     9,465    394,123
    Sensient Technologies Corp. ...........................     9,770    209,860
    Trinity Industries, Inc. ..............................    11,470    364,631
                                                                        --------
                                                                         968,614
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   PHARMACEUTICAL PREPARATIONS -- 4.6%
    Eon Labs, Inc.* .....................................    12,600   $  515,717
    Medicis Pharmaceutical Corp. --
     Class A ............................................    13,650      545,317
    MGI Pharma, Inc.* ...................................     9,800      264,698
                                                                      ----------
                                                                       1,325,732
                                                                      ----------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.8%
    Diagnostic Products Corp. ...........................     4,755      208,935
    Wright Medical Group, Inc.* .........................     8,500      302,600
                                                                      ----------
                                                                         511,535
                                                                      ----------
   SEMICONDUCTORS -- 1.0%
    Microchip Technology, Inc. ..........................     8,600      271,244
                                                                      ----------
   TELECOMMUNICATIONS EQUIPMENT -- 5.1%
    Avaya, Inc.* ........................................    29,150      460,278
    NII Holdings, Inc.* .................................     9,000      303,210
    Research in Motion Ltd.* ............................    10,000      684,400
                                                                      ----------
                                                                       1,447,888
                                                                      ----------
   TOBACCO -- 1.1%
    UST, Inc. ...........................................     8,600      309,600
                                                                      ----------
   TOTAL MANUFACTURING ............................................    9,426,247
                                                                      ----------
 MINING -- 1.5%
    CONSOL Energy Inc. ..................................    11,500      414,000
                                                                      ----------
   TOTAL MINING ...................................................      414,000
                                                                      ----------
 OIL & GAS -- 5.9%
   DRILLING OIL & GAS WELLS -- 0.5%
    Nabors Industries, Ltd.* ............................     3,000      135,660
                                                                      ----------
   OIL & GAS -- 0.5%
    Key Energy Services, Inc.* ..........................    15,020      141,789
                                                                      ----------
   OIL & GAS EXPLORATION -- 4.1%
    Burlington Resources, Inc. ..........................     5,800      209,844
    Quicksilver Resources, Inc.*  .......................     7,050      472,844
    XTO Energy, Inc. ....................................    16,312      485,934
                                                                      ----------
                                                                       1,168,622
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Multi-Manager Series
-----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

===================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   PIPELINES -- 0.8%
    National Fuel Gas Co. ...............................     8,715   $  217,875
                                                                      ----------
   TOTAL OIL & GAS ................................................    1,663,946
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 1.0%
    American Financial Realty Trust .....................    19,925      284,728
                                                                      ----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS ............................      284,728
                                                                      ----------
 SERVICES -- 10.8%
   BUSINESS SERVICES -- 0.8%
    The Dun & Bradstreet Corp.* .........................     4,235      228,309
                                                                      ----------
   CRUISE LINES -- 1.3%
    Royal Caribbean Cruises Ltd. ........................     8,700      377,667
                                                                      ----------
   EDUCATIONAL SERVICES -- 1.5%
    University of Phoenix Online* .......................     5,000      437,950
                                                                      ----------
   INTERNET SERVICES -- 2.9%
    Ask Jeeves, Inc.* ...................................    14,300      558,130
    Yahoo!, Inc.* .......................................     6,900      250,677
                                                                      ----------
                                                                         808,807
                                                                      ----------
   MEDICAL & HEALTH SERVICES -- 1.0%
    Sunrise Senior Living, Inc.* ........................     7,000      273,980
                                                                      ----------
   PRINTING & PUBLISHING -- 1.9%
    Gannett Co., Inc. ...................................     1,385      117,517
    Knight-Ridder, Inc. .................................     2,580      185,760
    Lee Enterprises, Inc. ...............................     4,740      227,567
                                                                      ----------
                                                                         530,844
                                                                      ----------
   TRANSPORTATION -- 1.4%
    Leucadia National Corp. .............................     4,880      242,536
    Mercury General Corp. ...............................     3,200      158,880
                                                                      ----------
                                                                         401,416
                                                                      ----------
   TOTAL SERVICES .................................................    3,058,973
                                                                      ----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 WHOLESALE & RETAIL TRADE -- 8.6%
   RETAIL -- WOMEN'S CLOTHING STORES -- 1.1%
    Jones Apparel Group, Inc. .........................      7,865   $   310,510
                                                                     -----------
   RETAIL APPAREL & ACCESSORY STORES -- 2.6%
    Urban Outfitters, Inc.* ...........................      8,750       532,963
    VF Corp. ..........................................      4,345       211,602
                                                                     -----------
                                                                         744,565
                                                                     -----------
   RETAIL EATING & DRINKING PLACES -- 1.4%
    CBRL Group, Inc. ..................................      6,210       191,579
    P.F. Chang's China Bistro, Inc.* ..................      5,100       209,865
                                                                     -----------
                                                                         401,444
                                                                     -----------
   SPECIALTY RETAIL STORES -- 1.3%
    Dick's Sporting Goods, Inc.* ......................     10,700       356,845
                                                                     -----------
   WHOLESALE -- INDUSTRIAL SUPPLIES -- 2.2%
    The Sherwin-Williams Co. ..........................     14,680       609,953
                                                                     -----------
   TOTAL WHOLESALE & RETAIL TRADE ................................     2,423,317
                                                                     -----------
   TOTAL COMMON STOCK (Cost $23,030,508) .........................    26,935,961
                                                                     -----------
SHORT-TERM INVESTMENTS -- 4.8%
    BlackRock Liquidity Funds
     TempCash Portfolio --
     Institutional Series .............................    677,513       677,513
    BlackRock Liquidity Funds
     TempFund Portfolio --
     Institutional Series .............................    677,511       677,511
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,355,024) ............................................     1,355,024
                                                                     -----------
   TOTAL INVESTMENTS -- 100.0%
    (Cost $24,385,532)+ ..........................................   $28,290,985
                                                                     ===========

---------------
ADR -- American Depository Receipt
*  Non-income producing security.
+ The cost for Federal income tax purposes was $24,388,661. At June 30, 2004, net unrealized appreciation was $3,902,324. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,254,174, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $351,850.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 86.5%
 AEROSPACE & DEFENSE -- 0.9%
    Alliant Techsystems, Inc.* ............................      450    $ 28,503
    L-3 Communications Holdings, Inc. .....................    1,231      82,231
    Titan Corp.* ..........................................    1,139      14,784
                                                                        --------
   TOTAL AEROSPACE & DEFENSE ........................................    125,518
                                                                        --------
 COMMUNICATION & BROADCASTING -- 1.4%
    Belo Corp. -- Class A .................................    1,339      35,952
    Cincinnati Bell, Inc.* ................................    2,838      12,601
    Emmis Communications Corp. --
     Class A* .............................................      615      12,903
    Entercom Communications Corp.* ........................      640      23,872
    Macrovision Corp.* ....................................      603      15,093
    Media General, Inc. ...................................      278      17,853
    Telephone & Data Systems, Inc. ........................      663      47,206
    Westwood One, Inc.* ...................................    1,109      26,394
                                                                        --------
   TOTAL COMMUNICATION & BROADCASTING ...............................    191,874
                                                                        --------
 COMPUTER SERVICES -- 2.7%
    3Com Corp.* ...........................................    4,694      29,338
    Cadence Design Systems, Inc.* .........................    3,043      44,518
    Ceridian Corp.* .......................................    1,679      37,778
    Cognizant Technology Solutions Corp.* .................    1,568      39,843
    DST Systems, Inc.* ....................................      915      44,002
    GTECH Holdings Corp. ..................................      695      32,185
    Jack Henry & Associates, Inc. .........................    1,085      21,809
    Polycom, Inc.* ........................................    1,168      26,175
    Sybase, Inc.* .........................................    1,215      21,870
    Tech Data Corp.* ......................................      627      24,535
    The BISYS Group, Inc.* ................................    1,303      18,320
    The Reynolds & Reynolds Co. --
     Class A ..............................................      742      17,162
    Transaction Systems Architects, Inc.* .................      469      10,098
                                                                        --------
   TOTAL COMPUTER SERVICES  .........................................    367,633
                                                                        --------
 CONSUMER PRODUCTS -- 1.8%
    American Greetings Corp. -- Class A* ..................      800      18,544
    Blyth, Inc. ...........................................      508      17,521
    Church and Dwight Co., Inc. ...........................      478      21,883
    Energizer Holdings, Inc.* .............................      978      44,010
    Murphy Oil Corp. ......................................    1,107      81,586
    Rent-A-Center, Inc.* ..................................      887      26,548
    The Scotts Co. -- Class A* ............................      356      22,741
    Tupperware Corp. ......................................      675      13,115
                                                                        --------
   TOTAL CONSUMER PRODUCTS ..........................................    245,948
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 5.7%
    AGL Resources, Inc. ...................................      755    $ 21,933
    Allete Corp. ..........................................    1,067      35,531
    Alliant Energy Corp. ..................................    1,232      32,131
    Aqua America, Inc. ....................................    1,023      20,511
    Aquila, Inc.* .........................................    1,982       7,056
    Black Hills Corp. .....................................      369      11,624
    DPL, Inc. .............................................    1,466      28,470
    Duquesne Light Holdings, Inc. .........................      926      17,881
    Energy East Corp. .....................................    1,689      40,958
    Equitable Resources, Inc. .............................      681      35,215
    Great Plains Energy, Inc. .............................      909      26,997
    Hawaiian Electric Industries, Inc. ....................      934      24,377
    Idacorp, Inc. .........................................      430      11,610
    MDU Resources Group, Inc. .............................    1,381      33,185
    Northeast Utilities Co. ...............................    1,512      29,439
    NStar .................................................      597      28,584
    OGE Energy Corp. ......................................      958      24,400
    ONEOK, Inc. ...........................................    1,282      28,191
    Peabody Energy Corp. ..................................      762      42,664
    Pepco Holdings, Inc. ..................................    1,986      36,304
    PNM Resources, Inc. ...................................      732      15,204
    Puget Energy, Inc. ....................................    1,147      25,131
    SCANA Corp. ...........................................    1,281      46,591
    Sierra Pacific Resources Corp.* .......................    1,613      12,436
    Vectren Corp. .........................................      838      21,025
    Westar Energy, Inc. ...................................      995      19,810
    WGL Holdings, Inc. ....................................      545      15,652
    Wind River Systems, Inc.* .............................      916      10,772
    Wisconsin Energy Corp. ................................    1,370      44,676
    WPS Resources Corp. ...................................      426      19,745
                                                                        --------
   TOTAL ELECTRIC, GAS, WATER, & UTILITIES ..........................    768,103
                                                                        --------
 ENTERTAINMENT & LEISURE -- 1.1%
    Caesars Entertainment, Inc.* ..........................    3,709      55,635
    International Speedway Corp. --
     Class A ..............................................      584      28,406
    Mandalay Resort Group .................................      757      51,960
    Six Flags, Inc.* ......................................    1,307       9,489
                                                                        --------
   TOTAL ENTERTAINMENT & LEISURE ....................................    145,490
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 FINANCE & INSURANCE -- 13.6%
   FINANCIAL SERVICES -- 1.3%
    Eaton Vance Corp. .....................................      757    $ 28,925
    Greenpoint Financial Corp. ............................    1,562      62,011
    Jefferies Group, Inc. .................................      699      21,613
    Raymond James Financial, Inc. .........................      861      22,773
    SEI Investments Co. ...................................    1,222      35,487
                                                                        --------
                                                                         170,809
                                                                        --------
   INSURANCE -- PROPERTY/CASUALTY -- 1.3%
    American Financial Group, Inc. ........................      803      24,548
    Fidelity National Financial, Inc. .....................    1,974      73,710
    First American Corp. ..................................      954      24,699
    Ohio Casualty Corp.* ..................................      640      12,883
    W.R. Berkley Corp. ....................................      982      42,177
                                                                        --------
                                                                         178,017
                                                                        --------
   INSURANCE CARRIERS -- 3.3%
    Allmerica Financial Corp.* ............................      624      21,091
    AmerUs Group Co. ......................................      437      18,092
    Arthur J. Gallagher & Co. .............................      999      30,420
    Brown & Brown, Inc. ...................................      754      32,497
    Everest Re Group, Ltd. ................................      641      51,511
    HCC Insurance Holdings, Inc. ..........................      747      24,957
    Horace Mann Educators Corp. ...........................      503       8,792
    Old Republic International Corp. ......................    2,096      49,717
    Protective Life Corp. .................................      830      32,096
    Radian Group, Inc. ....................................    1,086      52,019
    StanCorp Financial Group, Inc. ........................      372      24,924
    The MONY Group, Inc.* .................................      628      19,656
    The PMI Group, Inc. ...................................    1,098      47,785
    Unitrin, Inc. .........................................      824      35,102
                                                                        --------
                                                                         448,659
                                                                        --------
 SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.4%
    AmeriCredit Corp.* ....................................    1,886      36,834
    Independence Community Bank Corp. .....................      974      35,454
    New York Community Bancorp, Inc. ......................    3,172      62,266
    Washington Federal, Inc. ..............................      847      20,328
    Webster Financial Corp. ...............................      627      29,482
                                                                        --------
                                                                         184,364
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.0%
    A.G. Edwards, Inc. ..................................      933    $   31,750
    Labranche & Co., Inc. ...............................      613         5,161
    Legg Mason, Inc. ....................................      786        71,534
    Waddell & Reed Financial, Inc. --
     Class A ............................................      906        20,032
                                                                      ----------
                                                                         128,477
                                                                      ----------
   STATE & NATIONAL BANKS -- 5.3%
    Associated Banc-Corp. ...............................    1,245        36,889
    Astoria Financial Corp. .............................      938        34,312
    Bank of Hawaii, Corp. ...............................      613        27,720
    Banknorth Group, Inc. ...............................    1,963        63,758
    City National Corp. .................................      604        39,683
    Commerce Bancorp, Inc. ..............................      924        50,829
    Compass Bancshares, Inc. ............................    1,478        63,554
    Cullen/Frost Bankers, Inc. ..........................      608        27,208
    Firstmerit Corp. ....................................      991        26,133
    Greater Bay Bancorp. ................................      587        16,964
    Hibernia Corp. -- Class A ...........................    1,797        43,667
    Investors Financial Service Corp. ...................      780        33,992
    Mercantile Bankshares Corp. .........................      924        43,262
    National Commerce Financial Corp. ...................    2,358        76,636
    Silicon Valley Bancshares* ..........................      403        15,979
    TCF Financial Corp. .................................      823        47,775
    The Colonial BancGroup, Inc. ........................    1,454        26,419
    Westamerica Bancorp. ................................      386        20,246
    Wilmington Trust Corp. ..............................      723        26,910
                                                                      ----------
                                                                         721,936
                                                                      ----------
   TOTAL FINANCE & INSURANCE ......................................    1,832,262
                                                                      ----------
 INFORMATION TECHNOLOGY -- 1.7%
   APPLICATION SOFTWARE -- 0.2%
    National Instruments Corp. ..........................      954        29,240
                                                                      ----------
   COMPUTER STORAGE/PERIPHERALS -- 0.8%
    Imation Corp. .......................................      425        18,109
    McDATA Corp.* .......................................    1,532         8,242
    Quantum Corp.* ......................................    1,900         5,890
    Sandisk Corp.* ......................................    1,960        42,512
    Storage Technology Corp.* ...........................    1,228        35,612
                                                                      ----------
                                                                         110,365
                                                                      ----------
   HOME ENTERTAINMENT SOFTWARE -- 0.2%
    Activision, Inc.* ...................................    1,674        26,617
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   IT CONSULTING & SERVICES -- 0.2%
    Gartner, Inc. -- Class A* .............................    1,536    $ 20,306
                                                                        --------
   SERVICES -- DATA PROCESSING -- 0.2%
    Fair Isaac & Co., Inc. ................................      865      28,874
                                                                        --------
   SYSTEMS SOFTWARE -- 0.1%
    Advent Software, Inc.* ................................      331       5,981
    Ascential Software Corp.* .............................      669      10,697
                                                                        --------
                                                                          16,678
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY .....................................    232,080
                                                                        --------
 MANUFACTURING -- 28.5%
   APPAREL -- 1.0%
    Coach, Inc.* ..........................................    2,205      99,643
    The Timberland Co. -- Class A* ........................      435      28,097
                                                                        --------
                                                                         127,740
                                                                        --------
   ATHLETIC EQUIPMENT -- 0.1%
    Callaway Golf Co. .....................................      907      10,285
                                                                        --------
   AUTO PARTS & EQUIPMENT -- 0.7%
    ArvinMeritor, Inc. ....................................      811      15,871
    BorgWarner, Inc. ......................................      602      26,350
    Lear Corp. ............................................      790      46,602
    Superior Industries International, Inc. ...............      328      10,972
                                                                        --------
                                                                          99,795
                                                                        --------
   BIOTECHNOLOGY -- 0.2%
    Protein Design Labs, Inc.* ............................    1,098      21,005
                                                                        --------
   BUILDING -- RESIDENTIAL/COMMERCIAL--0.4%
    Dycom Industries, Inc.* ...............................      545      15,260
    Granite Construction, Inc. ............................      472       8,605
    Hovnanian Enterprises, Inc.* ..........................      762      26,449
                                                                        --------
                                                                          50,314
                                                                        --------
   BUILDING MATERIALS & COMPONENTS -- 0.8%
    Fastenal Co. ..........................................      876      49,783
    Martin Marietta Materials Corp. .......................      583      25,844
    Modine Manufacturing Co. ..............................      465      14,810
    York International Corp. ..............................      487      20,001
                                                                        --------
                                                                         110,438
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   CHEMICAL & ALLIED PRODUCTS -- 2.3%
    Airgas, Inc. ..........................................      874    $ 20,897
    Albemarle Corp. .......................................      492      15,572
    Cabot Corp. ...........................................      741      30,159
    Crompton Corp. ........................................    1,369       8,625
    Cytec Industries, Inc. ................................      488      22,180
    Cytyc Corp.* ..........................................    1,242      31,510
    Ferro Corp. ...........................................      481      12,833
    FMC Corp.* ............................................      397      17,115
    IMC Global, Inc. ......................................    1,328      17,795
    Lyondell Chemical Co. .................................    2,043      35,528
    Minerals Technologies, Inc. ...........................      231      13,398
    Olin Corp. ............................................      890      15,682
    RPM International, Inc. ...............................    1,458      22,162
    The Lubrizol Corp. ....................................      611      22,375
    The Valspar Corp. .....................................      555      27,966
                                                                        --------
                                                                         313,797
                                                                        --------
   COMPUTERS & OFFICE EQUIPMENT -- 0.2%
    Herman Miller, Inc. ...................................      805      23,297
                                                                        --------
   DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.2%
    Teleflex, Inc. ........................................      467      23,420
                                                                        --------
   DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.3%
    Carlisle Companies, Inc. ..............................      343      21,352
    The Brink's Co. .......................................      608      20,824
                                                                        --------
                                                                          42,176
                                                                        --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Harman International Industries, Inc. .................      757      68,886
    LTX Corp.* ............................................      631       6,821
    Mentor Graphics Corp.* ................................      770      11,912
    RF Micro Devices, Inc.* ...............................    2,151      16,133
    Zebra Technologies Corp.* .............................      560      48,720
                                                                        --------
                                                                         152,472
                                                                        --------
   FARM MACHINERY -- 0.2%
    AGCO Corp.* ...........................................      996      20,289
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   FOOD & BEVERAGE -- 2.9%
    Constellation Brands, Inc.* ...........................    1,223    $ 45,410
    Dean Foods Co.* .......................................    1,803      67,270
    Hormel Foods Corp. ....................................    1,601      49,790
    Interstate Bakeries Corp. .............................      413       4,481
    Krispy Kreme Doughnuts, Inc.* .........................      663      12,657
    PepsiAmericas, Inc. ...................................    1,585      33,665
    Smithfield Foods, Inc.* ...............................    1,246      36,632
    The J.M. Smucker Co. ..................................      700      32,137
    Tootsie Roll Industries, Inc. .........................      604      19,630
    Tyson Foods, Inc. .....................................    4,034      84,511
                                                                        --------
                                                                         386,183
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.2%
    The Ryland Group, Inc. ................................      290      22,678
                                                                        --------
   GLASS & PLASTIC PACKAGING PRODUCTS -- 0.5%
    Packaging Corp. of America ............................    1,160      27,724
    Potlatch Corp. ........................................      344      14,324
    Sonoco Products Co. ...................................    1,159      29,555
                                                                        --------
                                                                          71,603
                                                                        --------
   MANUFACTURED HOMES -- 1.4%
    D.R. Horton, Inc. .....................................    2,705      76,821
    Lennar Corp. ..........................................    1,807      80,808
    Toll Brothers, Inc.* ..................................      886      37,496
                                                                        --------
                                                                         195,125
                                                                        --------
   MEDICAL EQUIPMENT & SUPPLIES -- 2.2%
    Apogent Technologies, Inc.* ...........................      993      31,776
    Charles River Laboratories International, Inc.* .......      537      26,243
    Dentsply International, Inc. ..........................      916      47,724
    Hillenbrand Industries, Inc. ..........................      715      43,222
    Patterson Dental Co.* .................................      836      63,946
    STERIS Corp.* .........................................      820      18,499
    Varian Medical Systems, Inc.* .........................      832      66,019
                                                                        --------
                                                                         297,429
                                                                        --------
   METAL FABRICATION -- 0.3%
    Precision Castparts Corp. .............................      764      41,783
                                                                        --------
   METAL PRODUCTS -- 0.2%
    Henry Schein, Inc.* ...................................      484      30,560
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 3.0%
    AMETEK, Inc. ..........................................      842    $ 26,018
    Arrow Electronics, Inc.* ..............................    1,275      34,196
    Avnet, Inc.* ..........................................    1,422      32,279
    Credence Systems Corp.* ...............................    1,017      14,035
    Cree, Inc.* ...........................................      822      19,136
    Diebold, Inc. .........................................      842      44,517
    Gentex Corp. ..........................................      927      36,783
    Hubbell, Inc. -- Class B ..............................      697      32,557
    KEMET Corp.* ..........................................      972      11,878
    Pentair, Inc. .........................................    1,182      39,762
    Plexus Corp.* .........................................      455       6,143
    Synopsys, Inc.* .......................................    1,793      50,975
    Varian, Inc.* .........................................      399      16,818
    Vishay Intertechnology, Inc.* .........................    1,865      34,652
                                                                        --------
                                                                         399,749
                                                                        --------
   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
    Donaldson Co., Inc. ...................................      952      27,894
    Federal Signal Corp. ..................................      564      10,496
    Flowserve Corp.* ......................................      711      17,732
    Graco, Inc. ...........................................      863      26,796
    Grant Prideco, Inc.* ..................................    1,430      26,398
    Kennametal, Inc. ......................................      401      18,366
    Nordson Corp. .........................................      391      16,958
    Tecumseh Products Co. -- Class A ......................      180       7,414
                                                                        --------
                                                                         152,054
                                                                        --------
   MISC. MANUFACTURING INDUSTRIES -- 1.8%
    Bandag, Inc. ..........................................      201       8,951
    Bowater, Inc. .........................................      607      25,245
    Harsco Corp. ..........................................      464      21,808
    HNI Corp. .............................................      718      30,393
    Lancaster Colony Corp. ................................      425      17,697
    Mohawk Industries, Inc.* ..............................      780      57,197
    Sensient Technologies Corp. ...........................      573      12,308
    Sequa Corp. -- Class A* ...............................      114       6,666
    SPX Corp. .............................................      879      40,821
    Trinity Industries, Inc. ..............................      519      16,499
                                                                        --------
                                                                         237,585
                                                                        --------
   PAPER PRODUCTS -- 0.1%
    Glatfelter ............................................      563       7,927
    Longview Fibre Co. ....................................      529       7,792
                                                                        --------
                                                                          15,719
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PHARMACEUTICAL PREPARATIONS -- 2.2%
    Barr Laboratories, Inc.* ..............................    1,161    $ 39,126
    Cephalon, Inc.* .......................................      660      35,640
    IVAX Corp.* ...........................................    2,267      54,385
    Millennium Pharmaceuticals, Inc.* .....................    3,471      47,900
    Par Pharmaceutical Co., Inc.* .........................      374      13,169
    Perrigo Co. ...........................................      934      17,718
    Sepracor, Inc.* .......................................      984      52,054
    Valeant Pharmaceuticals International .................      976      19,520
    Vertex Pharmaceuticals* ...............................    1,037      11,241
                                                                        --------
                                                                         290,753
                                                                        --------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.7%
    Beckman Coulter, Inc. .................................      726      44,286
    Edwards Lifesciences Corp.* ...........................      697      24,290
    INAMED Corp.* .........................................      375      23,569
                                                                        --------
                                                                          92,145
                                                                        --------
   RECREATIONAL VEHICLES -- 0.2%
    Thor Industries, Inc. .................................      663      22,184
                                                                        --------
   SEMICONDUCTORS -- 2.9%
    Atmel Corp.* ..........................................    5,878      34,798
    Cabot Microelectronics Corp.* .........................      289       8,846
    Cypress Semiconductor Corp.* ..........................    1,395      19,795
    Fairchild Semiconductor International, Inc.* ..........    1,307      21,396
    Integrated Circuit Systems, Inc.* .....................      799      21,701
    Integrated Device Technology, Inc.* ...................    1,211      16,760
    International Rectifier Corp.* ........................      779      32,266
    Intersil Holding Corp. -- Class A .....................    1,640      35,522
    Lam Research Corp.* ...................................    1,549      41,513
    Lattice Semiconductor Corp.* ..........................    1,628      11,412
    Micrel, Inc.* .........................................      948      11,518
    Microchip Technology, Inc. ............................    2,390      75,380
    Newport Corp.* ........................................      427       6,905
    Powerwave Technologies, Inc.* .........................    1,367      10,526
    Semtech Corp.* ........................................      818      19,256
    Silicon Laboratories, Inc.* ...........................      595      27,578
    TriQuint Semiconductor, Inc.* .........................    1,635       8,927
                                                                        --------
                                                                         404,099
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   TELECOMMUNICATIONS EQUIPMENT -- 1.2%
    Adtran, Inc. ........................................      923    $   30,801
    Advanced Fibre Communication, Inc.* .................    1,112        22,462
    CommScope, Inc.* ....................................      673        14,436
    Harris Corp. ........................................      739        37,504
    Plantronics, Inc.* ..................................      526        22,145
    UTStarcom, Inc.* ....................................    1,312        39,688
                                                                      ----------
                                                                         167,036
                                                                      ----------
   TOBACCO -- 0.1%
    Universal Corp. .....................................      265        13,499
                                                                      ----------
   TOTAL MANUFACTURING ............................................    3,835,212
                                                                      ----------
 MINING -- 0.2%
    Arch Coal, Inc. .....................................      589        21,552
                                                                      ----------
   TOTAL MINING ...................................................       21,552
                                                                      ----------
 OIL & GAS -- 4.8%
   DRILLING OIL & GAS WELLS -- 1.0%
    ENSCO International, Inc. ...........................    1,733        50,430
    Helmerich & Payne, Inc. .............................      659        17,233
    Patterson-UTI Energy, Inc. ..........................      976        32,608
    Pride International, Inc.* ..........................    1,659        28,385
                                                                      ----------
                                                                         128,656
                                                                      ----------
   OIL & GAS EXPLORATION -- 2.0%
    Forest Oil Corp.* ...................................      644        17,594
    Newfield Exploration Co.* ...........................      675        37,625
    Noble Energy, Inc. ..................................      698        35,598
    Pioneer Natural Resources Co. .......................    1,364        47,849
    Plains Exploration & Production Co.* ................      800        14,680
    Pogo Producing Co. ..................................      709        35,025
    XTO Energy, Inc. ....................................    2,993        89,161
                                                                      ----------
                                                                         277,532
                                                                      ----------
   OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
    Cooper Cameron Corp.* ...............................      636        30,973
    FMC Technologies, Inc.* .............................      734        21,139
    National Oilwell, Inc.* .............................      995        31,333
    Smith International, Inc.* ..........................    1,184        66,020
                                                                      ----------
                                                                         149,465
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PIPELINES -- 0.7%
    National Fuel Gas Co. .................................      955    $ 23,875
    Questar Corp. .........................................      997      38,524
    Western Gas Resources, Inc. ...........................      838      27,218
                                                                        --------
                                                                          89,617
                                                                        --------
   TOTAL OIL & GAS ..................................................    645,270
                                                                        --------
 REAL ESTATE INVESTMENT TRUSTS -- 1.9%
    AMB Property Corp. ....................................      908      31,444
    Highwoods Property, Inc. ..............................      594      13,959
    Hospitality Properties Trust ..........................      788      33,332
    Indymac Mortgage Holdings, Inc. .......................      731      23,100
    Liberty Property Trust ................................      986      39,647
    Mack-Cali Realty Corp. ................................      714      29,545
    New Plan Excel Realty Trust ...........................    1,137      26,560
    Rayonier, Inc. ........................................      615      27,337
    United Dominion Realty Trust, Inc. ....................    1,547      30,600
                                                                        --------
   TOTAL REAL ESTATE INVESTMENT TRUSTS ..............................    255,524
                                                                        --------
 SERVICES -- 13.4%
   ADVERTISING -- 0.3%
    Catalina Marketing Corp.* .............................      544       9,950
    Harte-Hanks, Inc. .....................................      995      24,288
                                                                        --------
                                                                          34,238
                                                                        --------
   BUSINESS SERVICES -- 1.7%
    Acxiom Corp. ..........................................      999      24,805
    Certegy, Inc. .........................................      733      28,440
    CSG Systems International, Inc.* ......................      528      10,930
    Keane, Inc.* ..........................................      733      10,035
    Kelly Services, Inc. ..................................      403      12,009
    Korn/Ferry International, Inc.* .......................      400       7,748
    Manpower, Inc. ........................................    1,024      51,989
    MPS Group, Inc.* ......................................    1,193      14,459
    The Dun & Bradstreet Corp.* ...........................      841      45,338
    Viad Corp. ............................................    1,037      28,009
                                                                        --------
                                                                         233,762
                                                                        --------
   CASINO SERVICES -- 0.1%
    Boyd Gaming Corp. .....................................      742      19,715
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   COMMERCIAL SERVICES -- 1.1%
    Alliance Data Systems Corp.* ..........................      875    $ 36,969
    ChoicePoint, Inc.* ....................................    1,050      47,943
    Jacobs Engineering Group, Inc.* .......................      635      25,006
    Quanta Services, Inc.* ................................    1,211       7,532
    Sotheby's Holdings, Inc. -- Class A* ..................      603       9,624
    United Rentals, Inc.* .................................      927      16,584
                                                                        --------
                                                                         143,658
                                                                        --------
   EDUCATIONAL SERVICES -- 1.3%
    Career Education Corp.* ...............................    1,185      53,989
    Corinthian Colleges, Inc.* ............................    1,123      27,783
    DeVry, Inc.* ..........................................      771      21,141
    Education Management Corp.* ...........................      864      28,391
    ITT Educational Services, Inc.* .......................      543      20,645
    Laureate Education, Inc.* .............................      523      20,000
                                                                        --------
                                                                         171,949
                                                                        --------
   INTERNET SERVICES -- 0.9%
    Avocent Corp.* ........................................      554      20,354
    Checkfree Holdings Corp.* .............................      977      29,310
    Macromedia, Inc.* .....................................      814      19,984
    Network Associates, Inc.* .............................    1,940      35,172
    Retek, Inc.* ..........................................      862       5,293
    RSA Security, Inc.* ...................................      735      15,045
                                                                        --------
                                                                         125,158
                                                                        --------
   MEDICAL & HEALTH SERVICES -- 3.6%
    Apria Healthcare Group, Inc.* .........................      567      16,273
    Community Health Systems* .............................    1,117      29,902
    Covance, Inc.* ........................................      748      28,858
    Coventry Health Care, Inc.* ...........................    1,044      51,052
    First Health Group Corp.* .............................    1,107      17,280
    Health Net, Inc.* .....................................    1,365      36,173
    Lifepoint Hospitals, Inc.* ............................      456      16,972
    Lincare Holdings, Inc.* ...............................    1,159      38,085
    Omnicare, Inc. ........................................    1,183      50,644
    Oxford Health Plans, Inc. .............................      938      51,628
    PacifiCare Health Systems, Inc.* ......................    1,004      38,815
    Renal Care Group, Inc.* ...............................      762      25,245
    Triad Hospitals, Inc.* ................................      825      30,715
    Universal Health Services, Inc. --
     Class B ..............................................      644      29,553
    VISX, Inc.* ...........................................      591      15,792
                                                                        --------
                                                                         476,987
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   OIL & GAS FIELD SERVICES -- 0.9%
    Hanover Compressor Co.* .............................    1,013    $   12,055
    Tidewater, Inc. .....................................      715        21,307
    Varco International, Inc.* ..........................    1,147        25,108
    Weatherford International, Inc.* ....................    1,497        67,334
                                                                      ----------
                                                                         125,804
                                                                      ----------
   PRINTING & PUBLISHING -- 1.4%
    Banta Corp. .........................................      336        14,922
    Lee Enterprises, Inc. ...............................      539        25,877
    Scholastic Corp.* ...................................      515        15,424
    The Readers Digest Association, Inc. ................    1,110        17,749
    The Washington Post Co. -- Class B ..................      109       101,370
    Valassis Communications, Inc.* ......................      616        18,770
                                                                      ----------
                                                                         194,112
                                                                      ----------
   SANITARY SERVICES -- 0.7%
    Republic Services, Inc. .............................    1,845        53,394
    Rollins, Inc. .......................................      511        11,758
    Stericycle, Inc.* ...................................      495        25,611
                                                                      ----------
                                                                          90,763
                                                                      ----------
   TRANSPORTATION -- 1.4%
    C.H. Robinson Worldwide, Inc. .......................    1,018        46,665
    CNF, Inc. ...........................................      595        24,728
    Expeditors International ............................    1,214        59,984
    GATX Corp. ..........................................      558        15,178
    Leucadia National Corp. .............................      806        40,058
                                                                      ----------
                                                                         186,613
                                                                      ----------
   TOTAL SERVICES .................................................    1,802,759
                                                                      ----------
 TRANSPORTATION -- 1.2%
   AIR TRANSPORTATION -- 0.4%
    Airtran Holdings* ...................................      800        11,312
    Alaska Air Group, Inc.* .............................      336         8,020
    Jetblue Airways Corp.* ..............................    1,177        34,580
                                                                      ----------
                                                                          53,912
                                                                      ----------
   MARINE -- 0.3%
    Alexander & Baldwin, Inc. ...........................      468        15,655
    Overseas Shipholding Group, Inc. ....................      487        21,491
                                                                      ----------
                                                                          37,146
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   TRUCKING -- 0.5%
    JB Hunt Transport Services, Inc. ......................      893    $ 34,452
    Swift Transportation Co., Inc.* .......................      989      17,753
    Werner Enterprises, Inc. ..............................      890      18,779
                                                                        --------
                                                                          70,984
                                                                        --------
   TOTAL TRANSPORTATION .............................................    162,042
                                                                        --------
 WHOLESALE & RETAIL TRADE -- 7.6%
   MISCELLANEOUS RETAIL STORES -- 0.6%
    99 Cents Only Stores* .................................      846      12,902
    Dollar Tree Stores, Inc.* .............................    1,336      36,646
    O'Reilly Automotive, Inc.* ............................      605      27,346
                                                                        --------
                                                                          76,894
                                                                        --------
   RETAIL -- AUTOMOBILES -- 0.4%
    CarMax, Inc.* .........................................    1,203      26,310
    Copart, Inc.* .........................................      991      26,460
                                                                        --------
                                                                          52,770
                                                                        --------
   RETAIL -- COOKWARE, HOME FURNISHINGS -- 0.6%
    Furniture Brands International, Inc. ..................      719      18,011
    Pier 1 Imports, Inc. ..................................    1,054      18,645
    Williams-Sonoma, Inc.* ................................    1,426      47,001
                                                                        --------
                                                                          83,657
                                                                        --------
   RETAIL -- HAIR SALONS -- 0.2%
    Regis Corp. ...........................................      554      24,704
                                                                        --------
   RETAIL -- WOMEN'S CLOTHING STORES -- 0.4%
    Chico's FAS, Inc.* ....................................    1,083      48,908
                                                                        --------
   RETAIL APPAREL & ACCESSORY STORES -- 1.4%
    Abercrombie & Fitch Co. -- Class A ....................    1,157      44,834
    American Eagle Outfitters, Inc.* ......................      840      24,284
    AnnTaylor Stores Corp.* ...............................      744      21,561
    Claire's Stores, Inc. .................................    1,152      24,998
    Pacific Sunwear of California, Inc.* ..................      900      17,613
    Payless ShoeSource, Inc.* .............................      702      10,467
    Ross Stores, Inc. .....................................    1,748      46,776
                                                                        --------
                                                                         190,533
                                                                        --------





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap Quantitative Series
----------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

==================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
   RETAIL EATING & DRINKING PLACES -- 1.3%
    Applebee's International, Inc. .....................    1,034    $    23,803
    Bob Evans Farms, Inc. ..............................      356          9,747
    Brinker International, Inc.* .......................    1,071         36,543
    CBRL Group, Inc. ...................................      621         19,158
    Outback Steakhouse, Inc. ...........................      916         37,886
    Ruby Tuesday, Inc. .................................      819         22,482
    The Cheesecake Factory, Inc.* ......................      569         22,641
                                                                     -----------
                                                                         172,260
                                                                     -----------
   SPECIALTY RETAIL STORES -- 1.9%
    Barnes & Noble, Inc.* ..............................      842         28,611
    Borders Group, Inc. ................................      914         21,424
    CDW Corp. ..........................................      957         61,018
    Michael's Stores, Inc. .............................      814         44,770
    PETsMART, Inc. .....................................    1,658         53,802
    Saks, Inc. .........................................    1,526         22,890
    The Neiman Marcus Group, Inc.
     -- Class A ........................................      551         30,663
                                                                     -----------
                                                                         263,178
                                                                     -----------
   WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.6%
    Ruddick Corp. ......................................      631         14,166
    Whole Foods Market, Inc. ...........................      741         70,728
                                                                     -----------
                                                                          84,894
                                                                     -----------
   WHOLESALE MISCELLANEOUS -- 0.2%
    BJ's Wholesale Club, Inc.* .........................      840         21,000
                                                                     -----------
   TOTAL WHOLESALE & RETAIL TRADE ................................     1,018,798
                                                                     -----------
   TOTAL COMMON STOCK (Cost $10,328,066) .........................    11,650,065
                                                                     -----------


                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
EXCHANGE TRADED FUNDS -- 13.5%
    iShares S&P MidCap 400 Index Fund ..................    14,945   $ 1,817,312
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
    (Cost $1,801,702) ............................................     1,817,312
                                                                     -----------
SHORT-TERM INVESTMENTS -- 0.0%
    BlackRock Liquidity Funds TempCash Portfolio --
     Institutional Series ..............................     2,583         2,583
    BlackRock Liquidity Funds TempFund Portfolio --
     Institutional Series ..............................     2,582         2,582
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS (Cost $5,165) ....................         5,165
                                                                     -----------
 TOTAL INVESTMENTS -- 100.0%
    (Cost $12,134,933)+ ..........................................   $13,472,542
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $12,144,633. At June 30, 2004, net unrealized appreciation was $1,327,909. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,640,879, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $312,970.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
=====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 97.4%
 AEROSPACE & DEFENSE -- 1.8%
   DRS Technologies, Inc.*.................................     8,000   $255,200
   Engineered Support Systems, Inc.........................     3,545    207,418
   United Defense Industries, Inc.*........................     6,000    210,000
                                                                        --------
  TOTAL AEROSPACE & DEFENSE .........................................    672,618
                                                                        --------
 COMMUNICATION & BROADCASTING -- 1.3%
   Cincinnati Bell, Inc.*..................................    17,000     75,480
   Hearst-Argyle Television, Inc...........................     4,600    118,588
   Macrovision Corp.*......................................     5,200    130,156
   Western Wireless Corp. -- Class A.......................     4,860    140,503
                                                                        --------
  TOTAL COMMUNICATION & BROADCASTING ................................    464,727
                                                                        --------
 COMPUTER SERVICES -- 2.7%
   3Com Corp.*.............................................    16,500    103,125
   ANSYS, Inc.*............................................     1,620     76,140
   Foundry Networks, Inc.*.................................    10,100    142,107
   Netgear, Inc.*..........................................     7,300     78,402
   Polycom, Inc.*..........................................    10,770    241,356
   Safenet, Inc.*..........................................     1,300     35,984
   Seachange International, Inc.*..........................     6,000    101,280
   SI International, Inc.*.................................     3,500     71,365
   Sybase, Inc.*...........................................     7,500    135,000
                                                                        --------
  TOTAL COMPUTER SERVICES ...........................................    984,759
                                                                        --------
 CONSUMER PRODUCTS -- 0.5%
   NBTY, Inc.*.............................................     6,880    202,203
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    202,203
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 0.9%
   MGE Energy, Inc.........................................    10,000    326,300
                                                                        --------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES ...........................    326,300
                                                                        --------
 ENTERTAINMENT & LEISURE -- 1.3%
   Brunswick Corp..........................................     2,700    110,160
   Multimedia Games, Inc.*.................................     6,200    166,284
   Penn National Gaming, Inc.*.............................     5,600    185,920
                                                                        --------
  TOTAL ENTERTAINMENT & LEISURE .....................................    462,364
                                                                        --------


                                                                         Value
                                                              Shares    (Note 2)
                                                              ------   ---------
 FINANCE & INSURANCE -- 11.1%
  FINANCIAL SERVICES -- 3.0%
   Ace Cash Express, Inc.*................................     2,200    $ 56,518
   Compucredit Corp.*.....................................     5,160      89,268
   National Financial Partners Corp.......................     3,200     112,864
   New Century Financial Corp.............................     2,700     126,414
   Piper Jaffray Cos., Inc.*..............................     2,300     104,029
   R & G Financial Corp. -- Class B.......................     1,705      56,367
   Raymond James Financial, Inc...........................     5,000     132,250
   Sky Financial Group, Inc...............................     9,100     225,043
   The Chicago Mercantitle Exchange.......................       800     115,496
   W Holding Co., Inc.....................................     7,367     126,491
                                                                        --------
                                                                       1,144,740
                                                                        --------
  INSURANCE -- PROPERTY/CASUALTY -- 1.5%
   Philadelphia Consolidated Holding Corp.*...............     1,740     104,522
   ProAssurance Corp.*....................................     1,500      51,165
   Selective Insurance Group, Inc.........................    10,000     398,801
                                                                        --------
                                                                         554,488
                                                                        --------
  INSURANCE CARRIERS -- 0.6%
   Arthur J. Gallagher & Co...............................     3,600     109,620
   HCC Insurance Holdings, Inc............................     2,830      94,550
                                                                        --------
                                                                         204,170
                                                                        --------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.3%
   Republic Bancorp, Inc..................................    16,460     228,794
   Washington Federal, Inc................................    12,000     288,000
   Webster Financial Corp.................................     7,300     343,246
                                                                        --------
                                                                         860,040
                                                                        --------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.6%
   Affiliated Managers Group, Inc.*.......................     1,990     100,236
   Waddell & Reed Financial, Inc. --
    Class A...............................................     5,100     112,761
                                                                        --------
                                                                         212,997
                                                                        --------







    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  STATE & NATIONAL BANKS -- 3.1%
   Astoria Financial Corp................................     7,400   $  270,692
   Bank of The Ozarks, Inc...............................     4,210       98,093
   Greater Bay Bancorp...................................     4,600      132,940
   Pacific Capital Bancorp...............................     3,066       86,247
   PFF Bancorp, Inc......................................     3,000      111,720
   The Colonial BancGroup, Inc...........................    15,500      281,635
   The South Financial Group, Inc........................     5,400      153,036
                                                                      ----------
                                                                       1,134,363
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    4,110,798
                                                                      ----------
 INFORMATION TECHNOLOGY -- 2.8%
  APPLICATION SOFTWARE -- 0.5%
   MapInfo Corp.*........................................     3,500       37,100
   Progress Software Co.*................................     6,000      130,020
                                                                      ----------
                                                                         167,120
                                                                      ----------
  HOME ENTERTAINMENT SOFTWARE -- 0.8%
   Activision, Inc.*.....................................     9,500      151,050
   Take-Two Interactive Software, Inc.*..................     4,800      147,072
                                                                      ----------
                                                                         298,122
                                                                      ----------
  IT CONSULTING & SERVICES -- 0.3%
   Insight Enterprises, Inc.*............................     6,920      122,899
                                                                      ----------
  SYSTEMS SOFTWARE -- 1.2%
   Avid Technology, Inc.*................................     4,680      255,388
   Hyperion Solutions Corp.*.............................     4,400      192,368
                                                                      ----------
                                                                         447,756
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    1,035,897
                                                                      ----------
 MANUFACTURING -- 43.6%
  APPAREL -- 1.9%
   Columbia Sportswear Co.*..............................     4,200      229,404
   Oxford Industries, Inc................................     4,200      182,952
   The Timberland Co. -- Class A*........................     4,700      303,572
                                                                      ----------
                                                                         715,928
                                                                      ----------
  AUTO PARTS & EQUIPMENT -- 0.5%
   ArvinMeritor, Inc.....................................     9,900      193,743
                                                                      ----------
  BIOTECHNOLOGY -- 0.4%
   Immunogen, Inc.*......................................     5,200       31,772
   Martek Bioscience Corp.*..............................     1,200       67,404
   Telik, Inc.*..........................................     1,800       42,966
                                                                      ----------
                                                                         142,142
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  BUILDING - RESIDENTIAL/COMMERCIAL -- 1.8%
   Brookfield Homes Corp.................................     4,120   $  107,903
   Dycom Industries, Inc.*...............................     5,000      140,000
   Hovnanian Enterprises, Inc.*..........................     4,000      138,840
   Winnebago Industries, Inc.............................     7,100      264,688
                                                                      ----------
                                                                         651,431
                                                                      ----------
  BUILDING MATERIALS & COMPONENTS -- 3.7%
   American Woodmark Corp................................     3,000      179,550
   Eagle Materials, Inc..................................     4,300      305,385
   Florida Rock Industries, Inc..........................     3,880      163,620
   Lafarge North America, Inc............................     4,500      194,850
   Modine Manufacturing Co...............................     5,100      162,435
   The Genlyte Group, Inc.*..............................     3,970      249,634
   York International Corp...............................     3,000      123,210
                                                                      ----------
                                                                       1,378,684
                                                                      ----------
  CHEMICAL & ALLIED PRODUCTS -- 1.9%
   Albemarle Corp........................................     7,600      240,540
   Ferro Corp............................................     7,100      189,428
   Georgia Gulf Corp.....................................     3,600      129,096
   Schulman (A.), Inc....................................     6,500      139,685
                                                                      ----------
                                                                         698,749
                                                                      ----------
  COMPUTERS & OFFICE EQUIPMENT -- 1.6%
   Brocade Communications Systems, Inc.*.................    30,700      183,586
   Herman Miller, Inc....................................     5,300      153,382
   Imagistics International, Inc.*.......................     4,300      152,220
   Trident Microsystems, Inc.*...........................     9,500      106,495
                                                                      ----------
                                                                         595,683
                                                                      ----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.0%
   Griffon Corp.*........................................     4,600      102,488
   Smith, (A.O.) Corp....................................     3,800      120,802
   The Brink's Co........................................     4,120      141,110
                                                                      ----------
                                                                         364,400
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
   ADE Corp.*............................................     4,370   $   94,436
   Agere Systems, Inc. -- Class A*.......................    47,900      110,170
   Amphenol Corp. -- Class A*............................     2,640       87,965
   ASE Test Ltd. -- ADR*.................................    14,340      105,686
   Cohu, Inc.............................................    12,300      234,192
   Dionex Corp.*.........................................     2,950      162,752
   Littelfuse, Inc.*.....................................     2,000       84,820
   LTX Corp.*............................................    10,200      110,262
   Photronics, Inc.*.....................................    11,800      223,492
   RF Micro Devices, Inc.*...............................    10,100       75,750
   Rofin-Sinar Technologies, Inc.*.......................     8,700      220,893
   Rogers Corp.*.........................................     2,450      171,255
   TTM Technologies, Inc.*...............................     7,590       89,942
   Universal Electronics, Inc.*..........................     5,000       87,650
                                                                      ----------
                                                                       1,859,265
                                                                      ----------
  ELECTRONIC INSTRUMENTS -- 1.1%
   BEI Technologies, Inc.................................     5,200      147,212
   Photon Dynamics, Inc.*................................     7,200      252,504
                                                                      ----------
                                                                         399,716
                                                                      ----------
  ENGINES & TURBINES -- 0.7%
   Briggs & Stratton Corp................................     3,130      276,536
                                                                      ----------
  FARM MACHINERY -- 0.5%
   AGCO Corp.*...........................................     8,500      173,145
                                                                      ----------
  FOOD & BEVERAGE -- 1.0%
   Adolph Coors, Co. -- Class B..........................     2,000      144,680
   J&J Snack Foods Corp.*................................     3,500      142,905
   The Boston Beer Co., Inc.*............................     4,300       86,602
                                                                      ----------
                                                                         374,187
                                                                      ----------
  FURNITURE -- 0.4%
   Ethan Allen Interiors, Inc............................     3,800      136,458
                                                                      ----------
  GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.4%
   Meritage Corp.*.......................................       800       55,040
   The Ryland Group, Inc.................................     1,100       86,020
                                                                      ----------
                                                                         141,060
                                                                      ----------
  MEDICAL & DENTAL SUPPLIES -- 0.6%
   Merit Medical Systems, Inc.*..........................     6,000       95,580
   Sybron Dental Specialties, Inc.*......................     4,660      139,101
                                                                      ----------
                                                                         234,681
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MEDICAL PRODUCTS -- 2.8%
   American Medical Systems Holdings, Inc.*..............    3,000    $  101,100
   Bone Care International, Inc.*........................    3,900        91,338
   Mueller Industries, Inc...............................    6,000       214,800
   Ocular Sciences, Inc.*................................    3,510       133,380
   Respironics, Inc.*....................................    3,660       215,025
   The Cooper Companies, Inc.............................    3,900       246,363
   The Medicines Co.*....................................    1,080        32,951
                                                                      ----------
                                                                       1,034,957
                                                                      ----------
  METAL PRODUCTS -- 1.0%
   Quanex Corp...........................................    4,500       219,150
   Reliance Steel & Aluminum Co..........................    3,300       133,056
                                                                      ----------
                                                                         352,206
                                                                      ----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.4%
   Varian, Inc.*.........................................    3,160       133,194
                                                                      ----------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 3.0%
   Cascade Corp..........................................    4,700       146,875
   Crane Co..............................................    7,000       219,730
   Gardner Denver, Inc.*.................................    4,700       131,130
   Graco, Inc............................................    5,800       180,090
   Nordson Corp..........................................    4,700       203,839
   Terex Corp.*..........................................    6,880       234,814
                                                                      ----------
                                                                       1,116,478
                                                                      ----------
  MISC. MANUFACTURING INDUSTRIES -- 3.2%
   Albany International Corp.............................    1,500        50,340
   Applied Films Corp.*..................................    5,960       172,959
   DSP Group, Inc.*......................................    7,700       209,748
   Gen-Probe, Inc.*......................................    3,900       184,548
   Harsco Corp...........................................    3,100       145,700
   HNI Corp..............................................    5,200       220,116
   Middleby Corp.........................................    2,040       111,425
   Oshkosh Truck Corp....................................    1,570        89,977
                                                                      ----------
                                                                       1,184,813
                                                                      ----------
  PAPER & FOREST PRODUCTS -- 0.7%
   Boise Cascade Corp....................................    7,000       263,480
                                                                      ----------
  PAPER PRODUCTS -- 0.5%
   Glatfelter............................................    5,000        70,400
   Rock Tenn Co. -- Class A..............................    7,500       127,125
                                                                      ----------
                                                                         197,525
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  PHARMACEUTICAL PREPARATIONS -- 0.2%
   Ligand Pharmaceuticals, Inc. -- Class B*.............     3,700   $    64,306
   Rigel Pharmaceuticals, Inc.*.........................     1,700        24,157
                                                                     -----------
                                                                          88,463
                                                                     -----------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.5%
   Conmed Corp.*........................................     2,500        68,500
   Datascope Corp.......................................     8,800       349,271
   Edwards Lifesciences Corp.*..........................     3,500       121,975
                                                                     -----------
                                                                         539,746
                                                                     -----------
  RECREATIONAL VEHICLES -- 1.1%
   Monaco Coach Corp....................................     4,500       126,765
   Polaris Industries, Inc..............................     3,500       168,000
   Thor Industries, Inc.................................     3,800       127,148
                                                                     -----------
                                                                         421,913
                                                                     -----------
  SEMICONDUCTORS -- 3.4%
   Cabot Microelectronics Corp.*........................     2,800        85,708
   Cypress Semiconductor Corp.*.........................    12,000       170,280
   Diodes, Inc.*........................................     2,025        47,972
   ESS Technology, Inc.*................................    18,400       197,064
   Integrated Device Technology, Inc.*..................    13,800       190,992
   Kulicke & Soffa Industries, Inc.*....................     8,770        96,119
   Leadis Technology, Inc.*.............................     1,140        15,287
   Standard Microsystems Corp.*.........................     1,700        39,644
   Ultratech, Inc.*.....................................     7,100       115,588
   Varian Semiconductor Equipment
    Associates, Inc.*...................................     5,800       223,648
   Zoran Corp.*.........................................     4,000        73,400
                                                                     -----------
                                                                       1,255,702
                                                                     -----------
  TELECOMMUNICATIONS EQUIPMENT -- 3.3%
   Applied Innovation, Inc.*............................    31,000       124,310
   Applied Signal Technology, Inc.......................     1,050        36,803
   Ditech Communications Corp.*.........................     8,500       198,390
   Essex Corp.*.........................................     8,000        64,720
   Harris Corp..........................................     3,700       187,775
   KVH Industries, Inc..................................     9,600       122,208
   Plantronics, Inc.*...................................     7,310       307,750
   Tekelec*.............................................     9,500       172,615
                                                                     -----------
                                                                       1,214,571
                                                                     -----------
  TOTAL MANUFACTURING ............................................    16,138,856
                                                                     -----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 OIL & GAS -- 3.3%
  CRUDE PETROLEUM & NATURAL GAS -- 0.9%
   Petroleum Development Corp.*..........................     4,700   $  128,874
   Southwestern Energy Co.*..............................     7,500      215,025
                                                                      ----------
                                                                         343,899
                                                                      ----------
  DRILLING OIL & GAS WELLS -- 0.8%
   Atwood Oceanics, Inc.*................................     3,700      154,475
   Helmerich & Payne, Inc................................     5,200      135,980
                                                                      ----------
                                                                         290,455
                                                                      ----------
  OIL & GAS EXPLORATION -- 1.3%
   Cimarex Energy Co.*...................................     5,400      163,242
   Houston Exploration Co.*..............................     1,600       82,944
   Patina Oil & Gas Corp.*...............................     3,600      107,532
   Plains Exploration & Production Co.*..................     2,970       54,500
   Unit Corp.*...........................................     2,000       62,900
                                                                      ----------
                                                                         471,118
                                                                      ----------
  OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
   CARBO Ceramics, Inc.*.................................     1,600      109,200
                                                                      ----------
   TOTAL OIL & GAS ................................................    1,214,672
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 2.4%
   CBL & Associates, Inc.................................     3,600      198,000
   Global Signal, Inc.*..................................     1,240       27,218
   Maguire Properties, Inc...............................     6,800      168,436
   Reckson Associates Realty Corp........................     5,500      151,030
   Washington Real Estate Investment Trust...............     4,900      143,962
   Weingarten Realty, Inc................................     6,000      187,680
                                                                      ----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS ............................      876,326
                                                                      ----------
 SERVICES -- 15.0%
  BUSINESS SERVICES -- 4.2%
   Administaff, Inc.*....................................     8,300      137,780
   Aspect Telecomunications Corp.*.......................    17,170      243,814
   FileNet Corp.*........................................     3,880      122,492
   Gevity HR, Inc........................................     4,220      110,522
   Hewitt Associates, Inc. -- Class A*...................     2,900       79,750
   Labor Ready, Inc.*....................................    23,000      356,499
   Microstrategy, Inc. -- Class A*.......................     3,600      153,720
   PTEK Holdings, Inc.*..................................    14,410      166,147
   Tetra Tech, Inc.*.....................................     7,300      119,136
   Ventiv Health, Inc.*..................................     5,000       77,400
                                                                      ----------
                                                                       1,567,260
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  CASINO SERVICES -- 0.4%
   Scientific Games Corp.*...............................     7,660   $  146,612
                                                                      ----------
  COMMERCIAL SERVICES -- 0.0%
   Service Corp. International*..........................     2,500       18,425
                                                                      ----------
  EDUCATIONAL SERVICES -- 1.1%
   ITT Educational Services, Inc.*.......................     6,300      239,526
   Leapfrog Enterprises, Inc.*...........................     1,500       29,835
   University of Phoenix Online*.........................     1,720      150,655
                                                                      ----------
                                                                         420,016
                                                                      ----------
  INTERNET SERVICES -- 1.5%
   Earthlink, Inc.*......................................    17,200      178,020
   United Online, Inc.*..................................    11,305      199,081
   Websense, Inc.*.......................................     4,600      171,258
                                                                      ----------
                                                                         548,359
                                                                      ----------
  MEDICAL & HEALTH SERVICES -- 4.8%
   Accredo Health, Inc.*.................................     2,310       89,975
   America Service Group, Inc.*..........................     4,240      147,340
   Dendrite International, Inc.*.........................     2,400       44,592
   Inveresk Research Group, Inc.*........................     6,210      191,516
   Lifepoint Hospitals, Inc.*............................     4,500      167,490
   PacifiCare Health Systems, Inc.*......................     5,500      212,630
   Pediatrix Medical Group, Inc.*........................     3,110      217,234
   Province Healthcare Co.*..............................    14,680      251,762
   Sierra Health Services, Inc.*.........................     5,700      254,790
   United Surgical Partners International, Inc.*.........     1,600       63,152
   VISX, Inc.*...........................................     3,660       97,795
                                                                      ----------
                                                                       1,738,276
                                                                      ----------
  OIL & GAS FIELD SERVICES -- 0.9%
   Cal Dive International, Inc.*.........................     4,300      130,376
   Matrix Service Co.*...................................     4,500       41,175
   Tidewater, Inc........................................     5,500      163,900
                                                                      ----------
                                                                         335,451
                                                                      ----------
  SANITARY SERVICES -- 0.9%
   Rollins, Inc..........................................     4,680      107,687
   Waste Connections, Inc.*..............................     6,390      189,527
   Wca Waste Corp.*......................................     3,300       29,370
                                                                      ----------
                                                                         326,584
                                                                      ----------
  TELECOMMUNICATIONS SERVICES -- 0.1%
   Novatel Wireless, Inc.*...............................     2,000       53,000
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  TRANSPORTATION -- 1.0%
   EGL, Inc.*............................................     4,200   $  111,720
   Hub Group, Inc. -- Class A............................     2,650       90,365
   Pacer International, Inc.*............................     8,300      153,550
                                                                      ----------
                                                                         355,635
                                                                      ----------
  VETERINARY HOSPITALS & LABORATORIES -- 0.1%
   VCA Antech, Inc.*.....................................     1,050       47,061
                                                                      ----------
  TOTAL SERVICES ..................................................    5,556,679
                                                                      ----------
 TRANSPORTATION -- 1.2%
  AIR TRANSPORTATION -- 0.5%
   Airtran Holdings*.....................................     7,800      110,292
   Expressjet Holdings, Inc.*............................     5,130       62,278
                                                                      ----------
                                                                         172,570
                                                                      ----------
  TRUCKING -- 0.7%
   Forward Air Corp.*....................................       960       35,904
   Yellow Roadway Corp.*.................................     5,896      235,015
                                                                      ----------
                                                                         270,919
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      443,489
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 9.5%
  MISCELLANEOUS RETAIL STORES -- 0.2%
   First Cash Financial Services, Inc.*..................     2,820       60,010
                                                                      ----------
  RETAIL -- MAIL ORDER -- 0.5%
   J. Jill Group, Inc.*..................................     2,800       66,052
   MSC Industrial Direct Co., Inc........................     3,060      100,490
                                                                      ----------
                                                                         166,542
                                                                      ----------
  RETAIL APPAREL & ACCESSORY STORES -- 4.9%
   Abercrombie & Fitch Co. -- Class A....................    11,300      437,874
   Aeropostale, Inc.*....................................     8,880      238,961
   AnnTaylor Stores Corp.*...............................    13,500      391,230
   Cache, Inc.*..........................................     2,700       36,477
   Charlotte Russe Holding, Inc.*........................     3,200       68,416
   Foot Locker, Inc......................................    10,500      255,570
   Pacific Sunwear of California, Inc.*..................     9,370      183,371
   The Men's Wearhouse, Inc.*............................     6,430      169,688
   Too, Inc.*............................................     1,600       26,720
                                                                      ----------
                                                                       1,808,307
                                                                      ----------




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Multi-Manager Series
-------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=====================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  RETAIL EATING & DRINKING PLACES -- 1.2%
   CBRL Group, Inc......................................    1,500    $    46,275
   CEC Entertainment, Inc.*.............................    5,200        153,452
   Jack in the Box, Inc.*...............................    5,300        157,410
   RARE Hospitality International, Inc.*................    2,500         62,250
   Ryan's Restaurant Group, Inc.*.......................    1,500         23,700
                                                                     -----------
                                                                         443,087
                                                                     -----------
  RETAIL MERCHANDISING -- 0.6%
   Big 5 Sporting Goods Corp.*..........................    3,560         93,236
   The Pantry, Inc.*....................................    1,800         39,240
   Tuesday Morning Corp.*...............................    2,910         84,390
                                                                     -----------
                                                                         216,866
                                                                     -----------
  SPECIALTY RETAIL STORES -- 0.7%
   Barnes & Noble, Inc.*................................    4,300        146,114
   Cabela's, Inc. -- Class A*...........................      300          8,085
   Guitar Center, Inc.*.................................    1,310         58,256
   Petco Animal Supplies, Inc.*.........................    2,000         64,420
                                                                     -----------
                                                                         276,875
                                                                     -----------
  WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.3%
   Wesco International, Inc.*...........................    6,600        121,440
                                                                     -----------
  WHOLESALE MISCELLANEOUS -- 1.1%
   BJ's Wholesale Club, Inc.*...........................    7,000        175,000
   Owens & Minor, Inc...................................    2,200         56,980
   ScanSource, Inc*.....................................    3,130        185,985
                                                                     -----------
                                                                         417,965
                                                                     -----------
   TOTAL WHOLESALE & RETAIL TRADE ................................     3,511,092
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $32,336,178)..........................................    36,000,780
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
SHORT-TERM INVESTMENTS -- 2.6%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series ............................      485,591   $   485,591
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series ............................      485,590       485,590
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS
    (Cost $971,181) ..............................................       971,181
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $33,307,359)+.............................................   $36,971,961
                                                                     ===========

---------------
ADR -- American Depository Receipt.
*  Non-income producing security.
+ The cost for Federal income tax purposes was $33,371,189. At June 30, 2004, net unrealized appreciation was $3,600,772. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,651,212, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,050,440.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 85.5%
 AEROSPACE & DEFENSE -- 1.6%
    AAR Corp. .............................................    1,236    $ 14,029
    Armor Holdings, Inc.* .................................    1,029      34,986
    Curtiss Wright Corp. ..................................      689      38,715
    DRS Technologies, Inc.* ...............................      878      28,008
    EDO Corp. .............................................      612      14,761
    Engineered Support Systems, Inc. ......................      902      52,777
    Esterline Technologies Corp.* .........................      714      21,084
    Gencorp, Inc. .........................................    1,638      21,933
    Kaman Corp. -- Class A ................................      806      11,276
    Moog, Inc. -- Class A* ................................      840      31,172
    Teledyne Technologies, Inc.* ..........................    1,177      23,564
    Triumph Group, Inc.* ..................................      509      16,252
                                                                        --------
   TOTAL AEROSPACE & DEFENSE ........................................    308,557
                                                                        --------
 COMMUNICATION & BROADCASTING -- 0.4%
    4Kids Entertainment, Inc.* ............................      574      13,730
    Boston Communications Group, Inc.* ....................      527       5,402
    Catapult Communications Corp.* ........................      494      11,362
    General Communication, Inc.
      - Class A*...........................................    1,896      15,054
    j2 Global Communications, Inc.* .......................      774      21,517
                                                                        --------
   TOTAL COMMUNICATION & BROADCASTING ...............................     67,065
                                                                        --------
 COMPUTER SERVICES -- 1.6%
    Agilysys, Inc. ........................................    1,136      15,665
    ANSYS, Inc.* ..........................................      556      26,132
    Black Box Corp. .......................................      599      28,309
    CACI International, Inc. -- Class A* ..................    1,029      41,613
    Carreker Corp.* .......................................      910       9,118
    CIBER, Inc.* ..........................................    2,116      17,394
    Concord Communications, Inc.* .........................      683       7,793
    DIGI International, Inc.* .............................      563       6,035
    FactSet Research Systems, Inc. ........................    1,079      51,004
    Manhattan Associates, Inc.* ...........................    1,033      31,899
    MICROS Systems, Inc.* .................................      593      28,446
    NYFIX, Inc.* ..........................................    1,226       5,995
    Phoenix Technologies Ltd.* ............................      730       5,103
    Radiant Systems, Inc.* ................................      812       3,808
    Radisys Corp.* ........................................      573      10,641
    TALX Corp. ............................................      521      12,728
                                                                        --------
   TOTAL COMPUTER SERVICES ..........................................    301,683
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER PRODUCTS -- 1.2%
    Action Performance Cos., Inc. .........................      542    $  8,168
    Concord Camera Corp.* .................................      778       2,567
    Fossil, Inc.* .........................................    2,425      66,081
    National Presto Industries, Inc. ......................      204       8,411
    Nature's Sunshine Products, Inc. ......................      554       7,889
    NBTY, Inc.* ...........................................    2,316      68,068
    Rayovac Corp.* ........................................    1,200      33,720
    Russ Berrie & Co., Inc. ...............................      733      14,242
    WD-40 Co. .............................................      561      16,796
                                                                        --------
   TOTAL CONSUMER PRODUCTS ..........................................    225,942
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 3.2%
    American States Water Co. .............................      500      11,620
    Atmos Energy Corp. ....................................    1,821      46,618
    Avista Corp. ..........................................    1,703      31,369
    Cascade Natural Gas Corp. .............................      401       8,850
    Central Vermont Public Service Corp. ..................      344       7,049
    CH Energy Group, Inc. .................................      516      23,963
    Cleco Corp. ...........................................    1,542      27,725
    El Paso Electric Co.* .................................    1,646      25,414
    Green Mountain Power Corp. ............................      194       5,063
    Massey Energy Co. .....................................    2,609      73,600
    New Jersey Resources Corp. ............................      924      38,420
    Northwest Natural Gas Co. .............................      913      27,847
    NUI Corp. .............................................      531       7,753
    Piedmont Natural Gas Co.* .............................    1,382      59,011
    Southern Union Co.* ...................................    2,569      54,155
    Southwest Gas Corp. ...................................    1,214      29,294
    The Laclede Group, Inc. ...............................      637      17,460
    UGI Corp. .............................................    1,742      55,918
    UIL Holdings Corp. ....................................      520      25,319
    Unisource Energy Corp. ................................    1,191      29,596
                                                                        --------
   TOTAL ELECTRIC, GAS, WATER, & UTILITIES ..........................    606,044
                                                                        --------
 ENTERTAINMENT & LEISURE -- 0.4%
    Argosy Gaming* ........................................    1,007      37,863
    Bally Total Fitness Holding Corp.* ....................    1,256       6,280
    Multimedia Games, Inc.* ...............................      900      24,138
    Pinnacle Entertainment, Inc.* .........................    1,175      14,817
                                                                        --------
   TOTAL ENTERTAINMENT & LEISURE ....................................     83,098
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 FARMING & AGRICULTURE -- 0.2%
    Delta & Pine Land Co. .................................    1,268    $ 27,833
                                                                        --------
   TOTAL FARMING & AGRICULTURE ......................................     27,833
                                                                        --------
 FINANCE  & INSURANCE -- 10.2%
   FINANCIAL SERVICES -- 0.8%
    Financial Federal Corp.* ..............................      654      23,060
    New Century Financial Corp. ...........................    1,219      57,074
    Piper Jaffray Cos., Inc.* .............................      732      33,108
    Sterling Financial Corp.* .............................      748      23,839
    SWS Group, Inc. .......................................      543       8,308
    World Acceptance Corp.* ...............................      600      10,998
                                                                        --------
                                                                         156,387
                                                                        --------
   INSURANCE -- PROPERTY/CASUALTY -- 1.2%
    LandAmerica Financial Group, Inc.* ....................      607      23,631
    Philadelphia Consolidated Holding
      Corp.*...............................................      767      46,074
    ProAssurance Corp.* ...................................    1,009      34,417
    RLI Corp. .............................................      827      30,186
    SCPIE Holdings, Inc.* .................................      325       2,958
    Selective Insurance Group, Inc. .......................      952      37,966
    Stewart Information Services Corp. ....................      673      22,727
    Zenith National Insurance Corp. .......................      668      32,465
                                                                        --------
                                                                         230,424
                                                                        --------
   INSURANCE CARRIERS -- 0.8%
    Delphi Financial Group, Inc. -- Class A ...............    1,072      47,704
    Hilb, Rogal & Hamilton Co. ............................    1,193      42,566
    Presidential Life Corp. ...............................      919      16,560
    UICI* .................................................    1,576      37,525
                                                                        --------
                                                                         144,355
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 4.1%
    Anchor Bancorp Wisconsin, Inc. ........................      833    $ 22,025
    Bankatlantic Bancorp, Inc. -- Class A .................    2,000      36,900
    Bankunited Financial Corp. -- Class A* ................    1,083      27,941
    Boston Private Financial Holdings, Inc. ...............      876      20,288
    Brookline Bancorp, Inc. ...............................    1,959      28,739
    Chittenden Corp. ......................................    1,275      44,816
    Commercial Federal Corp. ..............................    1,476      40,000
    Dime Community Bancshares .............................    1,429      24,979
    Downey Financial Corp. ................................      981      52,238
    First Midwest Bancorp, Inc. ...........................    1,614      56,829
    FirstFed Financial Corp.* .............................      604      25,126
    Flagstar Bancorp, Inc. ................................    2,098      41,708
    Fremont General Corp. .................................    2,625      46,331
    Gold Banc Corp., Inc.* ................................    1,336      20,708
    Irwin Financial Corp. .................................      980      25,872
    MAF Bancorp, Inc. .....................................    1,165      49,722
    Republic Bancorp, Inc. ................................    2,192      30,469
    Seacoast Financial Services Corp. .....................    1,041      36,019
    Sterling Bancshares, Inc. .............................    1,640      23,272
    Waypoint Financial Corp. ..............................    1,189      32,805
    Whitney Holdings Corp. ................................    1,415      63,207
    Wintrust Financial Corp. ..............................      656      33,135
                                                                        --------
                                                                         783,129
                                                                        --------
   SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.1%
    Investment Technology Group, Inc.* ....................    1,733      22,165
                                                                        --------












    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   STATE & NATIONAL BANKS -- 3.2%
    Community First Bankshares, Inc. ....................    1,328    $   42,748
    East West Bancorp, Inc. .............................    1,700        52,190
    First Bancorp .......................................    1,387        56,520
    First Republic Bank .................................      461        19,860
    Hudson United Bankcorp ..............................    1,551        57,820
    Provident Bankshares Corp. ..........................    1,152        33,224
    Riggs National Corp. ................................    1,007        21,268
    Southwest Bancorporation of Texas, Inc. .............    1,173        51,753
    Susquehanna Bancshares, Inc. ........................    1,555        39,124
    The South Financial Group, Inc. .....................    2,041        57,841
    TrustCo Bank Corp. NY ...............................    2,481        32,501
    UCBH Holdings, Inc. .................................    1,559        61,611
    Umpqua Holdings Corp.* ..............................    1,111        23,320
    United Bankshares, Inc. .............................    1,460        47,450
                                                                      ----------
                                                                         597,230
                                                                      ----------
   TOTAL FINANCE & INSURANCE ............................              1,933,690
                                                                      ----------
 HOTELS & MOTELS -- 0.4%
    Aztar Corp.* ........................................    1,174        32,872
    Prime Hospitality Corp.* ............................    1,664        17,672
    The Marcus Corp. ....................................    1,068        18,423
                                                                      ----------
   TOTAL HOTELS & MOTELS ..........................................       68,967
                                                                      ----------
 INFORMATION TECHNOLOGY -- 2.4%
   APPLICATION SOFTWARE -- 0.6%
    EPIQ Systems, Inc.* .................................      675         9,788
    MapInfo Corp.* ......................................      608         6,445
    MRO Software, Inc.* .................................      905        12,317
    Pinnacle Systems, Inc.* .............................    2,335        16,695
    Progress Software Co.* ..............................    1,240        26,871
    Roxio, Inc.* ........................................    1,381         6,781
    SERENA Software, Inc.* ..............................    1,456        27,795
                                                                      ----------
                                                                         106,692
                                                                      ----------
   COMPUTER HARDWARE -- 0.0%
    SCM Microsystems, Inc.* .............................      726         4,719
                                                                      ----------
   COMPUTER STORAGE/PERIPHERALS -- 0.2%
    Adaptec, Inc.* ......................................    3,527        29,838
                                                                      ----------
   HOME ENTERTAINMENT SOFTWARE -- 0.4%
    Take-Two Interactive Software, Inc.* ................    1,531        46,910
    THQ, Inc.* ..........................................    1,363        31,213
                                                                      ----------
                                                                          78,123
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   INTERNET SOFTWARE & SERVICES -- 0.1%
    Netegrity, Inc.* ......................................    1,289    $ 10,905
                                                                        --------
   IT CONSULTING & SERVICES -- 0.1%
    Insight Enterprises, Inc.* ............................    1,532      27,208
                                                                        --------
   SERVICES -- DATA PROCESSING -- 0.2%
    Kronos, Inc.* .........................................    1,075      44,290
                                                                        --------
   SYSTEMS SOFTWARE -- 0.8%
    Avid Technology, Inc.* ................................    1,062      57,953
    Hyperion Solutions Corp.* .............................    1,410      61,645
    JDA Software Group, Inc.* .............................      981      12,920
    SPSS, Inc.* ...........................................      651      11,698
                                                                        --------
                                                                         144,216
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY .....................................    445,991
                                                                        --------
 MANUFACTURING -- 33.3%
   APPAREL -- 1.0%
    Ashworth, Inc.* .......................................      339       2,817
    Haggar Corp. ..........................................      318       6,408
    Kellwood Co. ..........................................      901      39,239
    OshKosh B'Gosh, Inc. -- Class A .......................      406      10,138
    Oxford Industries, Inc. ...............................      573      24,960
    Phillips-Van Heusen Corp. .............................    1,139      21,926
    Quicksilver, Inc.* ....................................    1,980      47,144
    Russell Corp. .........................................    1,201      21,570
    The Gymboree Corp.* ...................................    1,058      16,251
                                                                        --------
                                                                         190,453
                                                                        --------
   ATHLETIC EQUIPMENT -- 0.2%
    K2, Inc.* .............................................    1,195      18,762
    The Nautilus Group, Inc. ..............................    1,179      23,002
                                                                        --------
                                                                          41,764
                                                                        --------
   AUTO PARTS & EQUIPMENT -- 0.2%
    Midas, Inc.* ..........................................      623      10,840
    Standard Motor Products, Inc. .........................      841      12,388
    Tower Automotive Inc.* ................................    1,964       7,149
                                                                        --------
                                                                          30,377
                                                                        --------
   BIOTECHNOLOGY -- 0.3%
    Arqule, Inc.* .........................................    1,166       6,145
    Cambrex Corp. .........................................      889      22,429
    Cryolife, Inc.* .......................................      576       3,036
    Enzo Biochem, Inc.* ...................................    1,108      16,620
                                                                        --------
                                                                          48,230
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
    Winnebago Industries, Inc. ............................    1,198    $ 44,661
                                                                        --------
   BUILDING MATERIALS & COMPONENTS -- 1.2%
    Apogee Enterprises, Inc. ..............................      958       9,963
    ElkCorp. ..............................................      710      16,997
    Florida Rock Industries, Inc. .........................    1,522      64,183
    Lennox International, Inc. ............................    1,980      35,838
    Simpson Manufacturing Company, Inc. ...................      827      46,411
    Texas Industries, Inc. ................................      693      28,531
    Universal Forest Products, Inc. .......................      648      20,898
                                                                        --------
                                                                         222,821
                                                                        --------
   CHEMICAL & ALLIED PRODUCTS -- 1.3%
    Arch Chemicals, Inc. ..................................      747      21,529
    Fuller, (H.B.) Co. ....................................    1,012      28,741
    Georgia Gulf Corp. ....................................    1,123      40,271
    MacDermid, Inc. .......................................    1,092      36,964
    OM Group, Inc.* .......................................      981      32,383
    Omnova Solutions, Inc.* ...............................    1,477       9,010
    Penford Corp. .........................................      211       3,703
    PolyOne Corp.* ........................................    3,208      23,868
    Quaker Chemical Corp. .................................      344       9,501
    Schulman (A.), Inc. ...................................    1,025      22,027
    Wellman, Inc. .........................................    1,010       8,211
                                                                        --------
                                                                         236,208
                                                                        --------
   COMPUTERS & OFFICE EQUIPMENT -- 0.6%
    Global Imaging Systems, Inc.* .........................      779      28,558
    Hutchinson Technology, Inc.* ..........................      867      21,320
    Imagistics International, Inc.* .......................      605      21,417
    Mercury Computer Systems, Inc.* .......................      783      19,418
    Park Electrochemical Corp. ............................      729      18,407
                                                                        --------
                                                                         109,120
                                                                        --------
   CONTAINERS & PACKAGING -- 0.4%
    AptarGroup, Inc. ......................................    1,263      55,180
    Chesapeake Corp. ......................................      695      18,543
                                                                        --------
                                                                          73,723
                                                                        --------
   DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.2%
    Clarcor, Inc. .........................................      853      39,067
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.2%
    Acuity Brands, Inc. ...................................    1,371    $ 37,017
    Barnes Group, Inc. ....................................      754      21,851
    Griffon Corp.* ........................................      992      22,102
    Lydall, Inc.* .........................................      474       4,631
    Roper Industries, Inc. ................................    1,257      71,522
    Smith, (A.O.) Corp. ...................................    1,058      33,634
    Standex International Corp. ...........................      423      11,506
    Tredegar Industries ...................................    1,274      20,550
                                                                        --------
                                                                         222,813
                                                                        --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 3.6%
    Aeroflex, Inc.* .......................................    2,480      35,538
    Anixter International, Inc.* ..........................    1,220      41,517
    Artesyn Technologies, Inc.* ...........................    1,276      11,484
    Baldor Electric Co. ...................................    1,148      26,806
    Bel Fuse, Inc. -- Class B .............................      367      15,304
    Benchmark Electronics, Inc. ...........................    1,483      43,155
    Cable Design Techologies* .............................    1,492      15,815
    Coherent, Inc.* .......................................    1,090      32,537
    Cohu, Inc. ............................................      746      14,204
    CTS Corp. .............................................    1,102      13,290
    Cubic Corp. ...........................................      884      18,502
    Cymer, Inc.* ..........................................    1,233      46,164
    Daktronics, Inc.* .....................................      634      15,818
    Dionex Corp.* .........................................      740      40,826
    Electro Scientific Industries, Inc.* ..................      990      28,027
    InVision Technologies, Inc.* ..........................      657      32,784
    Kopin Corp.* ..........................................    2,601      13,291
    Littelfuse, Inc.* .....................................      800      33,928
    Magnetek, Inc.* .......................................    1,062       8,857
    Methode Electronics, Inc. -- Class A ..................    1,096      14,215
    Photronics, Inc.* .....................................    1,162      22,008
    Planar Systems, Inc.* .................................      418       5,597
    Rogers Corp.* .........................................      549      38,375
    SBS Technologies, Inc.* ...............................      451       7,248
    Technitrol, Inc.* .....................................    1,498      32,806
    Three-Five Systems, Inc.* .............................      952       4,855
    Trimble Navigation, Ltd.* .............................    1,674      46,520
    Veeco Instruments, Inc.* ..............................      976      25,191
                                                                        --------
                                                                         684,662
                                                                        --------






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   ELECTRONIC INSTRUMENTS -- 1.2%
    BEI Technologies, Inc. ................................      548    $ 15,514
    FEI Co.* ..............................................    1,180      28,214
    FLIR Systems, Inc.* ...................................    1,134      62,257
    Itron, Inc.* ..........................................      652      14,957
    Keithley Instruments, Inc. ............................      497      11,009
    Photon Dynamics, Inc.* ................................      537      18,833
    Watts Water Technologies, Inc. --
      Class A .............................................    1,038      27,974
    Woodward Governor Co. .................................      418      30,142
    X-Rite, Inc. ..........................................      627       9,117
                                                                        --------
                                                                         218,017
                                                                        --------
   ENGINES & TURBINES -- 0.4%
    Briggs & Stratton Corp. ...............................      754      66,616
                                                                        --------
   FARM MACHINERY -- 0.0%
    Lindsay Manufacturing Co. .............................      358       8,599
                                                                        --------
   FOOD & BEVERAGE -- 1.3%
    American Italian Pasta Co. ............................      666      20,300
    Corn Products International, Inc. .....................    1,272      59,212
    Flowers Foods, Inc. ...................................    1,573      41,134
    Hain Celestial Group, Inc.* ...........................    1,279      23,150
    J&J Snack Foods Corp.* ................................      320      13,066
    Lance, Inc. ...........................................      981      15,107
    Ralcorp Holdings, Inc.* ...............................    1,020      35,904
    Sanderson Farms, Inc. .................................      700      37,534
                                                                        --------
                                                                         245,407
                                                                        --------
   FOOTWEAR -- 0.3%
    K-Swiss, Inc. -- Class A                                   1,270      25,667
    Wolverine World Wide, Inc. ............................    1,411      37,039
                                                                        --------
                                                                          62,706
                                                                        --------
   FURNITURE -- 0.5%
    Bassett Furniture Industries, Inc. ....................      363       7,899
    Ethan Allen Interiors, Inc. ...........................    1,293      46,432
    La-Z-Boy Chair Co. ....................................    1,853      33,317
                                                                        --------
                                                                          87,648
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   GAMES & TOYS -- 0.1%
    JAKKS Pacific, Inc.* ..................................      824    $ 17,131
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 1.5%
    M.D.C. Holdings, Inc. .................................    1,127      71,687
    Meritage Corp.* .......................................      476      32,749
    NVR, Inc.* ............................................      224     108,460
    Skyline Corp. .........................................      244       9,919
    Standard Pacific Corp. ................................    1,134      55,906
                                                                        --------
                                                                         278,721
                                                                        --------
   HOUSEHOLD APPLIANCES -- 0.0%
    Applica, Inc.* ........................................      886       7,885
                                                                        --------
   HOUSEWARES -- 0.1%
    Libbey, Inc. ..........................................      468      12,992
                                                                        --------
   INDUSTRIAL MACHINERY -- 0.1%
    Applied Industrial Technologies, Inc. .................      708      21,325
                                                                        --------
   LUMBER & WOOD PRODUCTS -- 0.1%
    Deltic Timber Corp. ...................................      427      16,397
                                                                        --------
   MACHINE TOOLS -- 0.0%
    Milacron, Inc. ........................................    1,881       7,524
                                                                        --------
   MACHINERY & HEAVY EQUIPMENT -- 0.2%
    Astec Industries, Inc.* ...............................      759      14,292
    JLG Industries, Inc. ..................................    1,513      21,016
                                                                        --------
                                                                          35,308
                                                                        --------
   MANUFACTURED HOMES -- 0.1%
    Champion Enterprises, Inc.* ...........................    2,373      21,784
                                                                        --------
   MEDICAL & DENTAL SUPPLIES -- 0.6%
    Advanced Medical Optics, Inc* .........................    1,050      44,699
    Merit Medical Systems, Inc.* ..........................      900      14,337
    Sola International, Inc.* .............................    1,228      21,158
    Sybron Dental Specialties, Inc.* ......................    1,290      38,507
                                                                        --------
                                                                         118,701
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MEDICAL PRODUCTS -- 3.3%
    American Medical Systems Holdings, Inc.* ..............    1,188    $ 40,036
    Biolase Technology Corp* ..............................      727       9,785
    Cyberonics, Inc.* .....................................      840      28,022
    Haemonetics Corp.* ....................................      893      26,477
    Hologic, Inc.* ........................................      808      18,786
    ICU Medical, Inc.* ....................................      501      16,799
    Immucor, Inc.* ........................................      642      20,897
    Integra LifeSciences Holdings* ........................      957      33,753
    Invacare Corp. ........................................    1,029      46,017
    Mentor Corp. ..........................................    1,526      52,327
    Mueller Industries, Inc. ..............................    1,155      41,349
    Osteotech, Inc.* ......................................      842       5,465
    PolyMedica Corp. ......................................      844      26,198
    Possis Medical, Inc.* .................................      646      22,061
    ResMed, Inc.* .........................................    1,151      58,655
    Respironics, Inc.* ....................................    1,177      69,149
    The Cooper Companies, Inc. ............................    1,173      74,097
    Theragenics Corp.* ....................................      937       4,329
    Viasys Healthcare, Inc.* ..............................    1,040      21,746
    Vital Signs, Inc.* ....................................      486      14,113
                                                                        --------
                                                                         630,061
                                                                        --------
   METAL FABRICATION -- 0.8%
    Commercial Metals Co. .................................    1,053      34,170
    Intermet Corp. ........................................      822       3,535
    Kaydon Corp. ..........................................      923      28,548
    The Timken Co. ........................................    3,121      82,674
    Wolverine Tube, Inc.* .................................      529       5,766
                                                                        --------
                                                                         154,693
                                                                        --------
   METAL PRODUCTS -- 0.9%
    Brush Engineered Materials, Inc.* .....................      537      10,149
    Carpenter Technology Corp. ............................      734      24,993
    Castle (A.M.) & Co.* ..................................      540       5,805
    Commonwealth Industries, Inc.* ........................      602       6,225
    Material Sciences Corp.* ..............................      489       5,208
    Quanex Corp. ..........................................      574      27,954
    Reliance Steel & Aluminum Co. .........................    1,142      46,045
    RTI International Metals, Inc.* .......................      789      12,585
    Ryerson Tull, Inc. ....................................      764      12,132
    Steel Technologies, Inc. ..............................      468      10,333
                                                                        --------
                                                                         161,429
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.1%
    Regal-Beloit Corp. ....................................      910    $ 20,257
                                                                        --------
   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
    Cognex Corp. ..........................................    1,524      58,644
    Gardner Denver, Inc.* .................................      584      16,294
    IDEX Corp. ............................................    1,738      59,700
    Robbins & Myers, Inc. .................................      470      10,552
    Stewart & Stevenson Services, Inc. ....................    1,040      18,637
    The Manitowoc Co., Inc. ...............................      868      29,382
    Thomas Industries, Inc. ...............................      664      22,045
                                                                        --------
                                                                         215,254
                                                                        --------
   MISC. MANUFACTURING INDUSTRIES -- 3.0%
    Advanced Energy Industries* ...........................    1,211      19,037
    Albany International Corp. ............................    1,123      37,688
    Brady Corp. -- Class A ................................      828      38,171
    C & D Technologies, Inc. ..............................      861      15,352
    Checkpoint System, Inc.* ..............................    1,334      23,919
    CUNO, Inc.* ...........................................      549      29,289
    DSP Group, Inc.* ......................................      939      25,578
    Fedders Corp. .........................................    1,250       5,438
    Gerber Scientific, Inc.* ..............................      540       3,812
    IMCO Recycling, Inc.* .................................      383       5,063
    Meade Instruments Corp.* ..............................      495       1,579
    Myers Industries, Inc. ................................    1,005      14,171
    Oshkosh Truck Corp. ...................................    1,223      70,090
    Paxar Corp.* ..........................................    1,250      24,400
    Steel Dynamics, Inc.* .................................    1,700      48,671
    Sturm, Ruger & Co., Inc. ..............................      933      11,299
    The Toro Co. ..........................................      814      57,037
    Valmont Industries, Inc. ..............................      766      17,541
    Vicor Corp.* ..........................................    1,411      25,779
    Wabash National Corp.* ................................    1,175      32,371
    Wilson Greatbatch Technologies, Inc.* .................      716      20,012
    WMS Industries, Inc.* .................................    1,068      31,826
                                                                        --------
                                                                         558,123
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PAPER PRODUCTS -- 0.6%
    Buckeye Technologies, Inc.* ...........................    1,338    $ 15,387
    Caraustar Industries, Inc.* ...........................    1,022      14,420
    Pope & Talbot, Inc. ...................................      488       9,648
    Rock Tenn Co. -- Class A ..............................    1,183      20,052
    Schweitzer-Mauduit International, Inc. ................      475      14,549
    Wausau-Mosinee Paper Corp. ............................    1,907      32,991
                                                                        --------
                                                                         107,047
                                                                        --------
   PHARMACEUTICAL PREPARATIONS -- 1.4%
    Alpharma, Inc. -- Class A                                  1,728      35,389
    CIMA Labs, Inc.* ......................................      453      15,280
    Medicis Pharmaceutical Corp. --
      Class A .............................................    1,913      76,423
    MGI Pharma, Inc.* .....................................    2,424      65,472
    Noven Pharmaceuticals, Inc.* ..........................      809      17,814
    Priority Healthcare Corp. -- Class B* .................    1,554      35,664
    Regeneron Pharmaceuticals, Inc.* ......................    1,956      20,597
    Savient Pharmaceuticals, Inc.* ........................    2,677       6,639
                                                                        --------
                                                                         273,278
                                                                        --------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.2%
    Analogic Corp. ........................................      430      18,245
    Arthrocare Corp.* .....................................      669      19,455
    Biosite Diagnostics, Inc.* ............................      530      23,808
    Conmed Corp.* .........................................      983      26,934
    Datascope Corp. .......................................      510      20,242
    Diagnostic Products Corp. .............................      956      42,007
    SurModics, Inc.* ......................................      728      17,938
    Techne Corp.* .........................................    1,435      62,351
                                                                        --------
                                                                         230,980
                                                                        --------
   RECREATIONAL VEHICLES -- 0.8%
    Arctic Cat, Inc. ......................................      700      19,271
    Coachmen Industries, Inc. .............................      586       9,370
    Fleetwood Enterprises, Inc.* ..........................    1,891      27,514
    Monaco Coach Corp. ....................................      951      26,790
    Polaris Industries, Inc. ..............................    1,530      73,439
                                                                        --------
                                                                         156,384
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   SEMICONDUCTORS -- 2.3%
    Actel Corp.* ..........................................      917    $ 16,965
    Alliance Semiconductor Corp.* .........................    1,677       9,978
    ATMI, Inc.* ...........................................    1,100      30,041
    Axcelis Technologies, Inc.* ...........................    3,525      43,851
    Brooks Automation, Inc.* ..............................    1,443      29,076
    DuPont Photomasks, Inc.* ..............................      756      15,369
    ESS Technology, Inc.* .................................    1,426      15,272
    Exar Corp.* ...........................................    1,381      20,245
    Helix Technology Corp. ................................      940      20,050
    Intermagnetics General Corp.* .........................      591      20,112
    Kulicke & Soffa Industries, Inc.* .....................    1,719      18,840
    Microsemi Corp.* ......................................    1,934      27,482
    Pericom Semiconductor Corp.* ..........................      915       9,800
    Power Integrations, Inc.* .............................      984      24,502
    Rudolph Technologies, Inc.* ...........................      593      10,787
    Skyworks Solutions, Inc.* .............................    5,156      45,012
    Standard Microsystems Corp.* ..........................      604      14,085
    Supertex, Inc.* .......................................      380       6,209
    Ultratech, Inc.* ......................................      814      13,252
    Varian Semiconductor Equipment
      Associates, Inc.* ...................................    1,245      48,007
                                                                        --------
                                                                         438,935
                                                                        --------
   TELECOMMUNICATIONS EQUIPMENT -- 0.9%
    Audiovox Corp. -- Class A* ............................      788      13,301
    Belden Corp. ..........................................    1,056      22,630
    Brooktrout, Inc.* .....................................      421       4,551
    C-COR.net Corp.* ......................................    1,371      14,108
    Captaris, Inc.* .......................................    1,039       6,712
    Commonwealth Telephone
      Enterprises, Inc.* ..................................      743      33,264
    Harmonic, Inc.* .......................................    2,362      20,124
    Network Equipment Technologies, Inc.* .................      902       7,360
    Symmetricom, Inc.* ....................................    1,418      12,620
    Tollgrade Communications, Inc.* .......................      541       5,745
    Viasat, Inc.* .........................................    1,025      25,574
                                                                        --------
                                                                         165,989
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   TOBACCO -- 0.0%
    Dimon, Inc. .........................................    1,587    $    9,078
                                                                      ----------
   TOTAL MANUFACTURING ............................................    6,292,168
                                                                      ----------
 MINING -- 0.2%
    Century Aluminum Co.* ...............................    1,046        25,931
    Cleveland-Cliffs, Inc.* .............................      342        19,285
                                                                      ----------
   TOTAL MINING ...................................................       45,216
                                                                      ----------
 OIL & GAS -- 4.3%
   CRUDE PETROLEUM & NATURAL GAS -- 0.7%
    Cabot Oil & Gas Corp. ...............................    1,143        48,349
    Frontier Oil Corp. ..................................      949        20,109
    Headwaters, Inc.* ...................................    1,100        28,523
    Southwestern Energy Co.* ............................    1,296        37,156
                                                                      ----------
                                                                         134,137
                                                                      ----------
   DRILLING OIL & GAS WELLS -- 0.1%
    Atwood Oceanics, Inc.* ..............................      429        17,911
                                                                      ----------
   OIL & GAS EXPLORATION -- 2.6%
    Cimarex Energy Co.* .................................    1,456        44,015
    Energen Corp. .......................................    1,274        61,139
    Evergreen Resources, Inc.* ..........................    1,487        60,075
    Patina Oil & Gas Corp.* .............................    2,361        70,523
    Prima Energy Corp.* .................................      422        16,699
    Remington Oil & Gas Corp.* ..........................      915        21,594
    Spinnaker Exploration Co.* ..........................    1,176        46,311
    St. Mary Land & Exploration Co. .....................      919        32,762
    Stone Energy Corp.* .................................      883        40,335
    Swift Energy Co.* ...................................      854        18,839
    Unit Corp.* .........................................    1,524        47,930
    Vintage Petroleum, Inc. .............................    2,290        38,861
                                                                      ----------
                                                                         499,083
                                                                      ----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
    CARBO Ceramics, Inc.* .................................      599    $ 40,882
    Dril-Quip, Inc* .......................................      552      10,322
    Hydril Co.* ...........................................      834      26,271
    Lone Star Technologies, Inc.* .........................    1,071      29,517
    Maverick Tube Corp.* ..................................    1,506      39,548
                                                                        --------
                                                                         146,540
                                                                        --------
   PIPELINES -- 0.1%
    Plains Resources, Inc.* ...............................      867      14,696
                                                                        --------
   TOTAL OIL & GAS ..................................................    812,367
                                                                        --------
 REAL ESTATE INVESTMENT TRUSTS -- 1.9%
    Capital Automotive ....................................    1,202      35,255
    Colonial Properties Trust .............................      872      33,598
    Commercial Net Lease Realty ...........................    1,772      30,478
    Entertainment Properties Trust ........................      759      27,127
    Essex Property Trust, Inc. ............................      805      55,022
    Gables Residential Trust ..............................    1,012      34,388
    Glenborough Realty Trust, Inc. ........................    1,112      20,405
    Kilroy Realty Corp. ...................................      987      33,657
    Lexington Corporate Properties Trust ..................    1,530      30,462
    Shurgard Storage Centers, Inc. --
      Class A .............................................    1,582      59,166
                                                                        --------
   TOTAL REAL ESTATE INVESTMENT TRUSTS ..............................    359,558
                                                                        --------
 SERVICES -- 12.5%
   ADVERTISING -- 0.2%
    ADVO, Inc. ............................................    1,074      35,356
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   BUSINESS SERVICES -- 3.1%
    Administaff, Inc.* ....................................      951    $ 15,787
    Advanced Marketing Services, Inc. .....................      890      11,490
    Bell Microproducts, Inc.* .............................      969       7,839
    CDI Corp. .............................................      712      24,635
    EMCOR Group, Inc.* ....................................      474      20,847
    FileNet Corp.* ........................................    1,253      39,557
    G & K Services, Inc. -- Class A .......................      761      30,585
    Harland (John H.) Co. .................................      950      27,883
    Heidrick & Struggles International, Inc.* .............      627      18,609
    Input/Output, Inc.* ...................................    2,388      19,797
    Inter-Tel, Inc. .......................................      896      22,373
    Kroll, Inc.* ..........................................    1,418      52,296
    Labor Ready, Inc.* ....................................    1,357      21,034
    MAXIMUS, Inc.* ........................................      699      24,787
    MemberWorks, Inc.* ....................................      411      12,174
    NCO Group, Inc.* ......................................    1,087      29,012
    On Assignment, Inc.* ..................................      622       3,670
    Pegasus Solutions, Inc.* ..............................      837      10,990
    PRG-Schultz International, Inc.* ......................    2,218      12,132
    QRS Corp.* ............................................      711       4,657
    Rewards Network, Inc.* ................................      918       8,262
    Spherion Corp.* .......................................    2,004      20,321
    Tetra Tech, Inc.* .....................................    1,820      29,702
    United Stationers, Inc.* ..............................    1,175      46,671
    URS Corp.* ............................................    1,423      38,990
    Watson Wyatt & Company Holdings .......................    1,209      32,220
                                                                        --------
                                                                         586,320
                                                                        --------
   CASINO SERVICES -- 0.2%
    Shuffle Master Inc.* ..................................      924      33,550
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   COMMERCIAL SERVICES -- 2.2%
    ABM Industries, Inc. ..................................    1,651    $ 32,145
    Arbitron, Inc.* .......................................    1,035      37,798
    Central Parking Corp. .................................    1,289      24,091
    Chemed Corp. ..........................................      433      21,001
    Consolidated Graphics, Inc.* ..........................      531      23,391
    eFUNDS Corp.* .........................................    1,746      30,555
    Global Payments, Inc. .................................    1,310      58,976
    Insituform Technologies, Inc.* ........................      864      14,057
    Insurance Auto Auctions, Inc.* ........................      337       5,729
    Interface, Inc. -- Class A* ...........................    1,849      16,142
    Mobile Mini, Inc.* ....................................      570      16,194
    Offshore Logistics, Inc.* .............................      820      23,058
    PARAXEL International Corp.* ..........................      950      18,810
    Pre-Paid Legal Services, Inc.* ........................      530      12,630
    Shaw Group, Inc.* .....................................    2,194      22,225
    SOURCECORP, Inc.* .....................................      610      16,787
    StarTek, Inc. .........................................      515      18,437
    Volt Information Sciences, Inc.* ......................      502      15,818
                                                                        --------
                                                                         407,844
                                                                        --------
   INTERNET SERVICES -- 1.0%
    Coinstar, Inc.* .......................................      628      13,797
    CPI Corp. .............................................      281       4,136
    Digital Insight Corp.* ................................    1,200      24,876
    Internet Security Systems, Inc.* ......................    1,700      26,078
    Mantech International Corp. -- Class A* ...............    1,204      22,599
    PC-Tel, Inc.* .........................................      683       8,059
    Verity, Inc.* .........................................    1,374      18,563
    WebEx Communications, Inc.* ...........................    1,515      32,966
    Websense, Inc.* .......................................      763      28,406
    Zix Corp. .............................................    1,058       8,401
                                                                        --------
                                                                         187,881
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MEDICAL & HEALTH SERVICES -- 4.0%
    Accredo Health, Inc.* .................................    1,656    $ 64,501
    American Healthways, Inc.* ............................    1,067      28,404
    AMERIGROUP, Corp.* ....................................      821      40,393
    AmSurg Corp.* .........................................    1,091      27,404
    Angelica Corp.* .......................................      243       6,102
    Centene Corp* .........................................      668      25,751
    Cerner Corp.* .........................................    1,227      54,700
    Cross Country Healthcare, Inc.* .......................    1,065      19,330
    Curative Health Services, Inc.* .......................      535       4,633
    Dendrite International, Inc.* .........................    1,447      26,885
    Hooper Holmes, Inc. ...................................    2,409      13,828
    IDEXX Laboratories, Inc.* .............................    1,205      75,842
    Labone, Inc.* .........................................      400      12,712
    NDCHealth Corp. .......................................    1,160      26,912
    Odyssey Healthcare, Inc.* .............................    1,252      23,563
    Orthodontic Centers of America, Inc.* .................    1,728      14,152
    Pediatrix Medical Group, Inc.* ........................      804      56,159
    Pharmaceutical Product Development, Inc. ..............    1,988      63,159
    Province Healthcare Co.* ..............................    1,905      32,671
    RehabCare Group, Inc.* ................................      487      12,969
    Sierra Health Services, Inc.* .........................      971      43,404
    Sunrise Senior Living, Inc.* ..........................      660      25,832
    United Surgical Partners International, Inc.*..........      915      36,115
    US Oncology, Inc.* ....................................    2,800      41,216
                                                                        --------
                                                                         776,637
                                                                        --------
   OIL & GAS FIELD SERVICES -- 0.9%
    Cal Dive International, Inc.* .........................    1,350      40,932
    Oceaneering International, Inc.* ......................      862      29,524
    SEACOR holdings, Inc.* ................................      636      27,939
    TETRA Technologies, Inc.* .............................      752      20,191
    Veritas DGC, Inc.* ....................................    1,129      26,136
    W-H Energy Services, Inc.* ............................    1,004      19,678
                                                                        --------
                                                                         164,400
                                                                        --------
   PRINTING & PUBLISHING -- 0.3%
    Bowne & Co., Inc. .....................................    1,158      18,354
    Information Holdings, Inc.* ...........................      708      19,378
    Thomas Nelson, Inc. ...................................      498      11,325
                                                                        --------
                                                                          49,057
                                                                        --------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   SANITARY SERVICES -- 0.3%
    Ionics, Inc.* .......................................      754    $   21,301
    Waste Connections, Inc.* ............................    1,520        45,068
                                                                      ----------
                                                                          66,369
                                                                      ----------
   TELECOMMUNICATIONS SERVICES -- 0.1%
    Intrado Inc.* .......................................      609         9,799
                                                                      ----------
   TRANSPORTATION -- 0.2%
    EGL, Inc.* ..........................................    1,560        41,496
                                                                      ----------
   TOTAL SERVICES .................................................    2,358,709
                                                                      ----------
 TRANSPORTATION -- 2.2%
   AIR TRANSPORTATION -- 0.3%
    Atlantic Coast Airlines Holdings, Inc.* .............    1,634         9,379
    Frontier Airlines, Inc.* ............................    1,016        11,054
    Mesa Air Group, Inc.* ...............................      945         7,645
    SkyWest, Inc. .......................................    2,027        35,290
                                                                      ----------
                                                                          63,368
                                                                      ----------
   MARINE -- 0.2%
    Kirby Corp.* ........................................      811        31,548
                                                                      ----------
   RAILROADS -- 0.2%
    Kansas City Southern Industries, Inc.* ..............    2,027        31,419
                                                                      ----------
   TRUCKING -- 1.5%
    Arkansas Best Corp. .................................      815        26,830
    Forward Air Corp.* ..................................      766        28,648
    Heartland Express, Inc. .............................    1,752        47,935
    Knight Transportation, Inc.* ........................    1,218        34,993
    Landstar System, Inc.* ..............................      993        52,500
    USF Corp. ...........................................      975        34,252
    Yellow Roadway Corp.* ...............................    1,632        65,051
                                                                      ----------
                                                                         290,209
                                                                      ----------
   TOTAL TRANSPORTATION ...........................................      416,544
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 9.5%
   MISCELLANEOUS RETAIL STORES -- 0.6%
    Cost Plus, Inc.* ....................................      781        25,343
    Duane Reade, Inc.* ..................................      844        13,783
    TBC Corp.* ..........................................      725        17,255
    Tractor Supply Co.* .................................    1,294        54,115
                                                                      ----------
                                                                         110,496
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   RETAIL -- MAIL ORDER -- 0.3%
    J. Jill Group, Inc.* ..................................      640    $ 15,098
    Select Comfort Corp.* .................................    1,218      34,591
                                                                        --------
                                                                          49,689
                                                                        --------
   RETAIL APPAREL & ACCESSORY STORES -- 2.1%
    Brown Shoe Co., Inc. ..................................      653      26,727
    Burlington Coat Factory Warehouse Corp. ...............    1,452      28,024
    Christopher & Banks Corp. .............................    1,285      22,757
    Dress Barn, Inc.* .....................................      900      15,408
    Genesco, Inc.* ........................................      810      19,140
    Goody's Family Clothing, Inc. .........................    1,241      12,869
    Hot Topic, Inc.* ......................................    1,688      34,587
    Shopko Stores, Inc.* ..................................    1,011      14,296
    Stein Mart, Inc.* .....................................    1,348      21,918
    The Cato Corp. -- Class A .............................      747      16,770
    The Children's Place Retail Stores, Inc.* .............      909      21,380
    The Men's Wearhouse, Inc.* ............................    1,237      32,644
    The Stride Rite Corp. .................................    1,589      17,527
    The Wet Seal, Inc. -- Class A* ........................    1,132       5,920
    Too, Inc.* ............................................    1,146      19,138
    Urban Outfitters, Inc.* ...............................    1,422      86,613
                                                                        --------
                                                                         395,718
                                                                        --------
   RETAIL DRUG STORES -- 0.2%
    Long's Drug Stores Corp. ..............................    1,300      31,031
                                                                        --------
   RETAIL EATING & DRINKING PLACES -- 2.1%
    CEC Entertainment, Inc.* ..............................    1,360      40,134
    IHOP Corp. ............................................      782      27,964
    Jack in the Box, Inc.* ................................    1,221      36,264
    Landry's Restaurants, Inc. ............................      935      27,947
    Lone Star Steakhouse & Saloon, Inc. ...................      762      20,719
    O' Charleys, Inc.* ....................................      668      11,483
    P.F. Chang's China Bistro, Inc.* ......................      940      38,681
    Panera Bread Co. -- Class A* ..........................    1,071      38,427
    Papa John's International, Inc.* ......................      607      17,931
    RARE Hospitality International, Inc.* .................    1,122      27,938
    Ryan's Restaurant Group, Inc.* ........................    1,502      23,732
    Sonic Corp.* ..........................................    2,049      46,615
    The Steak 'n Shake Co.* ...............................      974      17,746
    Triarc Companies, Inc. -- Class B .....................    2,143      21,794
                                                                        --------
                                                                         397,375
                                                                        --------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   RETAIL FURNITURE STORES -- 0.1%
    Haverty Furniture Cos., Inc. ..........................      790    $ 13,809
                                                                        --------
   RETAIL GROCERY STORES -- 0.0%
    Great Atlantic & Pacific Tea Co., Inc.* ...............    1,183       9,062
                                                                        --------
   RETAIL MERCHANDISING -- 0.7%
    Department 56, Inc.* ..................................      456       7,022
    Fred's, Inc. ..........................................    1,374      30,352
    Group 1 Automotive, Inc.* .............................      801      26,601
    Hibbett Sporting Goods, Inc.* .........................      837      22,892
    The Pep Boys -- Manny, Moe & Jack .....................    2,045      51,841
                                                                        --------
                                                                         138,708
                                                                        --------
   SPECIALTY RETAIL STORES -- 1.7%
    Aaron Rents, Inc. .....................................    1,076      35,659
    Casey's General Stores, Inc. ..........................    1,636      29,939
    Cash America IInternational, Inc. .....................      927      21,321
    Electronics Boutique Holdings* ........................      871      22,942
    Guitar Center, Inc.* ..................................      820      36,465
    Hancock Fabrics, Inc. .................................      558       7,115
    Jo-Ann Stores, Inc.* ..................................      775      22,785
    Linens 'N Things, Inc.* ...............................    1,554      45,548
    Movie Gallery, Inc. ...................................    1,031      20,156
    School Specialty, Inc.* ...............................      651      23,638
    Standard Register Co. .................................    1,040      12,376
    Ultimate Electronics, Inc.* ...........................      408       2,016
    Zale Corp.* ...........................................    1,808      49,286
                                                                        --------
                                                                         329,246
                                                                        --------
   WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.2%
    United Natural Foods, Inc.* ...........................    1,389      40,156
                                                                        --------
   WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.4%
    Hughes Supply, Inc. ...................................    1,026      60,462
    Lawson Products, Inc. .................................      288      10,987
                                                                        --------
                                                                          71,449
                                                                        --------
   WHOLESALE -- LUMBER & CONSTRUCTION MATERIAL -- 0.0%
    Building Materials Holding Corp. ......................      490       9,276
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Small Cap Quantitative Series
------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

====================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
   WHOLESALE MISCELLANEOUS -- 0.8%
    Enesco Group, Inc.* ................................      401    $     3,593
    Nash Finch Co. .....................................      497         12,440
    Owens & Minor, Inc. ................................    1,384         35,846
    Performance Food Group Co.* ........................    1,552         41,190
    ScanSource, Inc* ...................................      400         23,768
    Watsco, Inc. -- Class A* ...........................      887         24,898
                                                                     -----------
                                                                         141,735
                                                                     -----------
   WHOLESALE-SPORTING & RECREATION GOODS -- 0.3%
    SCP Pool Corp. .....................................    1,178         53,010
                                                                     -----------
   TOTAL WHOLESALE & RETAIL TRADE ................................     1,790,760
                                                                     -----------
   TOTAL COMMON STOCK (Cost $13,820,678) .........................    16,144,192
                                                                     -----------


                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 EXCHANGE TRADED FUNDS -- 14.3%
    iShares S&P SmallCap 600 Index Fund ................    18,344   $ 2,700,237
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
    (Cost $2,604,894) ............................................     2,700,237
                                                                     -----------
 SHORT-TERM INVESTMENTS --  0.2%
    BlackRock Liquidity Funds
    TempCash Portfolio -- Institutional Series .........    15,021        15,021
    BlackRock Liquidity Funds
    TempFund Portfolio -- Institutional Series .........    15,020        15,020
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
    (Cost $30,041) ...............................................        30,041
                                                                     -----------
   TOTAL INVESTMENTS -- 100.0%
    (Cost $16,455,613)+ ..........................................   $18,874,470
                                                                     ===========


---------------
*  Non-income producing security.

+ The cost for Federal income tax purposes was $16,475,892. At June 30, 2004, net unrealized appreciation was $2,398,578. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,785,022, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $386,444.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
=========================================================================================

                                                                          Value
                                                              Shares    (Note 2)
                                                              -------   --------
COMMON STOCK -- 96.8%
 ARGENTINA -- 0.0%
   Grupo Financiero Galicia SA,
    ADR (Financial Services)..............................     15,647   $ 82,773
                                                                        --------
  TOTAL ARGENTINA ...................................................     82,773
                                                                        --------
 AUSTRALIA -- 3.1%
   Amcor, Ltd. (Paperboard Containers & Boxes)............     26,921    130,710
   AMP, Ltd. (Insurance)..................................    121,492    535,718
   Ansell, Ltd. (Plastics)................................     30,285    163,288
   Australian Stock Exchange, Ltd.
    (Financial Services)..................................     11,581    125,367
   AXA Asia Pacific Holdings, Ltd.
    (Insurance)...........................................     34,529     80,818
   BHP Billiton, Ltd. (Metals & Mining)...................     58,387    509,626
   BHP Steel, Ltd. (Iron & Steel).........................     62,021    291,195
   Boral, Ltd. (Building & Construction
    Materials)............................................     58,672    264,027
   Brambles Industries, Ltd.
    (Diversified-Commercial Services).....................     18,581     77,661
   Coca-Cola Amatil, Ltd. (Beverages).....................      1,186      5,725
   Coles Myer, Ltd. (Specialty Retail Stores).............     73,801    441,611
   Commonwealth Bank of Australia (Banks).................     19,285    437,679
   CSR, Ltd. (Building & Construction
    Materials)............................................     13,985     21,627
   Deutsche Office Trust (Real Estate)....................     87,933     70,442
   General Property Trust (Real Estate)...................     39,658     96,414
   Insurance Australia Group, Ltd.
    (Insurance)...........................................     84,134    293,040
   John Fairfax Holdings, Ltd. (Broadcasting & Publishing)    125,421    325,885
   Lend Lease Corp., Ltd. (Real Estate)...................     22,390    160,336
   Mirvac Group (Real Estate).............................     19,500     58,410
   National Australia Bank, Ltd. (Banks)..................      4,183     86,950
   Newcrest Mining, Ltd. (Metals & Mining)................     67,275    645,785
   Publishing & Broadcasting, Ltd.
    (Broadcasting & Publishing)...........................     23,558    210,876
   QBE Insurance Group, Ltd. (Insurance)..................     66,507    593,010
   Rinker Group, Ltd. (Building &
    Construction Materials)...............................      4,055     22,739


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   Rio Tinto, Ltd. (Metals & Mining).....................     3,810   $   95,413
   Santos, Ltd. (Oil & Gas-Exploration & Production).....    16,300       78,687
   Sonic Healthcare, Ltd. (Commercial
    Services)............................................     5,590       35,513
   Sons of Gwalia, Ltd.* (Metals & Mining)...............    29,278       56,291
   Southcorp, Ltd. (Beverages)...........................    62,012      135,641
   Suncorp-Metway, Ltd. (Financial
    Services)............................................     7,685       76,018
   TAB, Ltd. (Recreation, Other Consumer Goods)..........     3,243       11,115
   Telstra Corp., Ltd. (Telecommunications)..............    83,853      293,813
   The News Corp., Ltd. (Broadcasting &
    Publishing)..........................................    51,226      452,475
   Toll Holdings, Ltd. (Transportation --
    Road & Rail).........................................     3,771       28,160
   Wesfarmers, Ltd. (Building &
    Construction Materials)..............................     7,111      145,634
   Westpac Banking Corp., Ltd. (Banks)...................    38,290      469,443
   WMC Resources, Ltd. (Metals & Mining).................    37,269      127,731
                                                                      ----------
  TOTAL AUSTRALIA .................................................    7,654,873
                                                                      ----------
 AUSTRIA -- 1.3%
   Bank Austria Creditanstalt (Banks)....................    18,372    1,077,380
   Erste Bank der oesterreichischen
    Sparkassen AG (Banks)................................     3,662      575,188
   Flughafen Wien AG (Transportation
    Services)............................................     1,923      110,898
   Oesterreichische Elektrizitaetswirtschafts AG
    (Verbund) -- Class A (Electric
    Companies & Systems).................................     2,170      381,657
   OMV AG (Petroleum Refining)...........................     2,890      562,613
   Voestalpine AG (Iron & Steel).........................     1,500       73,911
   Wienerberger AG (Building &
    Construction Materials)..............................    13,073      455,049
   Wienerberger AG -- Rights* (Building & Construction
    Materials)...........................................         2            0
                                                                      ----------
  TOTAL AUSTRIA ...................................................    3,236,696
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 BELGIUM -- 1.3%
   Algemene Maatschappij Voor
    Nijverheidskredit NV (Almanij) (Financial Services)..     7,647   $  456,347
   Almancora SCA (Financial Services)....................     2,636      133,094
   Belgacom* (Telecommunications)........................    11,536      351,162
   Compagnie Maritime Belge SA (CMB) (Transportation
    Services)............................................     2,210      268,207
   Delhaize Group (Retail Food Stores)...................     9,083      464,687
   Dexia (Financial Services)............................     4,750       78,827
   Fortis (Financial Services)...........................    34,391      761,520
   Groupe Bruxelles Lambert SA
    (Misc. Manufacturing Industries).....................       549       35,100
   Interbrew (Beverages).................................     7,072      224,998
   KBC Bancassurance Holding NV (Banks)..................     6,717      386,465
                                                                      ----------
  TOTAL BELGIUM ...................................................    3,160,407
                                                                      ----------
 BRAZIL -- 0.1%
   Centrais Electricas Brasileiras SA, ADR (Electric
    Companies & Systems).................................    15,980       79,590
   Centrais Eletricas Brasileiras SA, ADR (Electric & Gas
    Utilities)...........................................    15,270       76,054
   Companhia de Concessoes Rodoviarias (CCR) (Misc.
    Manufacturing Industries)............................     7,280       82,273
   Companhia Vale do Rio Doce CVRD* (Metals & Mining)....     3,200            0
                                                                      ----------
  TOTAL BRAZIL ....................................................      237,917
                                                                      ----------
 CANADA -- 0.6%
   Canadian Natural Resources, Ltd. (Oil &
    Gas-Exploration & Production)........................    19,348      577,951
   EnCana Corp. (Oil & Gas-Exploration & Production).....     8,929      383,732
   OPTI Canada, Inc.* (Oil &
    Gas-Exploration & Production)........................     3,917       54,778
   Petro-Canada (Oil & Gas-Exploration & Production).....     3,239      139,272
   Telesystem International Wireless, Inc.*
    (Telecommunications).................................    21,386      209,155
                                                                      ----------
  TOTAL CANADA ....................................................    1,364,888
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 CZECH REPUBLIC -- 0.9%
   Cesky Telecom as (Telecommunications).................    16,245   $  198,359
   Komercni Banka as (Banks).............................    17,207    1,931,390
                                                                      ----------
  TOTAL CZECH REPUBLIC ............................................    2,129,749
                                                                      ----------
 DENMARK - 0.5%
   A/S Dampskibsselskabet Svendborg
    (Transportation-Shipping)............................        20      137,496
   Bang & Olufsen A/S
    (Electronic Equipment & Components)..................     5,350      294,243
   Danisco A/S (Food & Beverage).........................     4,400      226,869
   H. Lundbeck A/S
    (Pharmaceutical Preparations)........................     3,628       78,983
   Kobenhavns Lufthavne A/S
    (Transportation Services)............................       810      118,001
   Novo Nordisk A/S -- Class B
    (Pharmaceutical Preparations)........................     5,300      272,840
   TDC A/S (Telecommunications)..........................     5,000      162,459
                                                                      ----------
  TOTAL DENMARK ...................................................    1,290,891
                                                                      ----------
 FINLAND -- 1.2%
   Fortum Oyj (Oil & Gas-Exploration & Production).......    42,233      539,519
   Kesko Oyj (Food & Household Products).................    13,550      268,715
   Nokia Oyj (Telecommunications)........................    96,223    1,388,446
   Orion Oyj -- Class B (Pharmaceutical
    Preparations)........................................     8,500      218,206
   Rautaruukki Oyj (Misc. Manufacturing
    Industries)..........................................    19,500      157,294
   Sampo Oyj (Financial Services)........................     2,050       19,903
   TietoEnator Oyj (Computer Services)...................     1,940       58,889
   UPM-Kymmene Oyj (Paper & Forest
    Products)............................................    17,200      327,288
   Wartsila Oyj -- Class B (Diversified-
    Industrial & Consumer Products)......................       500       11,193
                                                                      ----------
  TOTAL FINLAND ...................................................    2,989,453
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 FRANCE -- 9.1%
   Accor SA (Hotels, Other Lodging Places)..............     2,966   $   125,182
   Alcatel SA - Class A
    (Telecommunications)................................    30,433       469,493
   Atos Origin SA* (Computer Services)..................     2,119       136,123
   Aventis SA (Pharmaceutical
    Preparations).......................................    13,725     1,036,142
   BNP Paribas SA (Financial Services)..................    32,322     1,987,854
   Bouygues SA (Misc. Manufacturing
    Industries).........................................    13,871       464,431
   Carrefour SA (Retail Food Stores)....................     9,363       454,292
   Compagnie de Saint-Gobain (Building & Construction
    Materials)..........................................     5,068       252,620
   Credit Agricole SA (Banks)...........................    41,155     1,001,423
   European Aeronautic Defence and Space Co. (EADS)
    (Aerospace & Defense)...............................    48,359     1,346,166
   France Telecom SA
    (Telecommunications)................................    14,538       378,869
   Gecina SA (Real Estate)..............................     1,609       126,460
   Groupe Danone (Food Beverage)........................     9,030       787,720
   L' Air Liquide SA (Misc. Manufacturing Industries)...       784       129,629
   Lafarge SA (Building Materials &
    Components).........................................     1,620       144,472
   LVMH Moet Hennessy Louis Vuitton SA (Diversified-
    Industrial & Consumer Products).....................     3,682       266,318
   Pernod-Ricard SA (Beverages).........................     1,327       169,683
   Pinault-Printemps-Redoute SA (Retail Department
    Stores).............................................    10,854     1,115,205
   Renault SA (Automobiles).............................    18,758     1,428,651
   Sanofi-Synthelabo SA (Pharmaceutical Preparations)...    21,917     1,389,261
   Societe Generale (Financial Services)................    11,753       998,804
   Societe Nationale d'Etude et de
    Construction de Moteurs d'Avion
    (SNECMA) (Aerospace & Defense)......................     3,670        71,888
   Suez SA (Water Supply & Other
    Sanitary Services)..................................    89,173     1,856,302
   Technip SA (Misc. Manufacturing
    Industries).........................................     1,812       245,809
   Thales SA (Aerospace & Defense)......................     4,135       151,277
   Total SA (Petroleum Refining)........................    22,070     4,207,620
   Union du Credit-Bail Immobilier
    (Unibail) (Real Estate).............................     1,081       111,792
   Valeo SA (Auto Parts & Equipment)....................     2,460       102,509
   Veolia Environment (Water Supply & Other Sanitary
    Services)...........................................    18,817       530,904
   Vivendi Universal SA (Commercial
    Services)...........................................    33,687       934,464
                                                                     -----------
  TOTAL FRANCE ...................................................    22,421,363
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 GERMANY -- 7.2%
   Adidas-Salomon AG (Sporting &
    Athletic Goods)....................................      3,407   $   406,761
   BASF AG (Chemical & Allied
    Products)..........................................      8,635       462,148
   Bayer AG (Pharmaceutical
    Preparations)......................................     15,735       453,712
   Bayerische Hypo-und Vereinsbank AG* (Banks).........     23,494       417,897
   Commerzbank AG (Banks)..............................     26,925       474,340
   Continental AG (Tire & Rubber)......................      5,162       248,953
   Deutsche Bank AG (Financial
    Services)..........................................      6,447       506,548
   Deutsche Lufthansa AG
    (Transportation-Airlines)..........................     75,793     1,030,946
   Deutsche Post AG (Transportation
    Services)..........................................     10,473       226,170
   Deutsche Telekom AG*
    (Telecommunications)...............................    114,561     2,012,654
   E.On AG (Electric Companies &
    Systems)...........................................     22,710     1,638,464
   Fraport AG (Transportation Services)................     24,514       684,184
   Freenet.de AG* (Internet Services)..................        701        60,127
   Fresenius Medical Care AG (Precision Instruments &
    Medical Supplies)..................................      9,488       704,042
   Henkel KGaA (Cosmetics and
    Toiletries)........................................      3,658       285,055
   Hypo Real Estate Holding AG* (Banks)................      9,307       273,006
   MAN AG (Misc. Industrial Machinery & Equipment).....      3,771       137,548
   Medion AG (Diversified-Industrial & Financial
    Services)..........................................      2,817       113,581
   Merck KGaA (Pharmaceutical
    Preparations)......................................     26,681     1,606,839
   Metro AG (Specialty Retail Stores)..................     34,299     1,625,794
   Muenchener Rueckversicherungs-
    Gesellschaft AG (Insurance)........................      4,950       536,597
   Puma AG (Sporting & Athletic Goods).................        267        67,850
   Rhoen-Klinikum AG (Medical
    Services)..........................................      2,004       107,255
   RWE AG (Electric & Gas Utilities)...................     19,909       936,190
   SAP AG (Computer Services Software & Systems).......      1,063       176,225
    Schering AG (Pharmaceutical
    Preparations)......................................      6,605       389,182
   Siemens AG (Diversified-Industrial & Consumer
    Products)..........................................     11,222       807,042
   ThyssenKrupp AG (Misc. Industrial Machinery &
    Equipment).........................................     55,339       943,267
   TUI AG (Diversified-Industrial &
    Financial Services)................................     24,671       471,250
                                                                     -----------
  TOTAL GERMANY ..................................................    17,803,627
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 GREECE -- 0.3%
   Coca-Cola Hellenic Bottling Co. SA (Beverages).......      4,358   $  101,801
   Hellenic Telecommunications
    Organization SA (OTE)
    (Telecommunications)................................     37,373      485,618
   Intracom SA (Telecommunications).....................     15,300       66,641
   National Bank of Greece SA (Banks)...................      5,993      130,370
   OPAP SA (Amusement & Recreational Services)..........        560       10,574
                                                                      ----------
  TOTAL GREECE ....................................................      795,004
                                                                      ----------
 HONG KONG -- 0.8%
   ASM Pacific Technology, Ltd. (Misc.
    Industrial Machinery & Equipment)...................      6,000       22,501
   Bank of East Asia, Ltd. (Banks)......................     48,600      138,950
   BOC Hong Kong (Holdings), Ltd. (Banks)...............    113,000      192,684
   Cathay Pacific Airways, Ltd.
    (Transportation-Airlines)...........................     56,000      105,541
   Cheung Kong (Holdings), Ltd.
    (Real Estate).......................................      9,000       66,348
   CLP (Holdings), Ltd. (Electric
    Companies & Systems)................................     32,500      177,921
   Esprit (Holdings), Ltd. (Cosmetics & Toiletries).....     16,500       73,829
   Giordano International, Ltd. (Retail
    Apparel & Accessory Stores).........................    158,000       99,765
   Hongkong Electric (Holdings), Ltd. (Electric
    Companies & Systems)................................     36,500      151,151
   Hutchinson Whampoa, Ltd. (Diversified-Industrial &
    Financial Services).................................     31,000      211,640
   Hysan Development Co., Ltd.
    (Real Estate).......................................     24,000       35,693
   New World Development Co., Ltd.
    (Real Estate).......................................     16,000       11,795
   Orient Overseas International, Ltd. (Transportation
    Services)...........................................      9,000       26,597
   Sino Land Co., Ltd. (Real Estate)....................     78,000       43,501
   SmarTone Telecommunications
    (Holdings), Ltd. (Telecommunications)...............     68,500       75,088
   Sun Hung Kai Properties, Ltd.
    (Real Estate).......................................     26,000      213,340
   Swire Pacific, Ltd. (Diversified-Industrial &
    Financial Services).................................     30,500      197,473
   Yue Yuen Industrial (Holdings), Ltd. (Footwear &
    Related Apparel)....................................      4,500       10,933
                                                                      ----------
  TOTAL HONG KONG .................................................    1,854,750
                                                                      ----------


                                                                         Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
 HUNGARY -- 1.2%
   EGIS Rt. (Pharmaceutical
    Preparations).....................................        3,396   $  150,754
   Gedeon Richter Rt. (Pharmaceutical Preparations)...        1,213      121,818
   Magyar Tavkozlesi Rt. (Matav)
    (Telecommunications)..............................      140,512      562,404
   OTP Bank Rt. (Banks)...............................      108,272    2,211,464
                                                                      ----------
  TOTAL HUNGARY ...................................................    3,046,440
                                                                      ----------
 INDONESIA -- 0.3%
   PT Bank Mandiri (Banks)............................    1,747,123      218,332
   PT Indofood Sukses Makmur Tbk (Food & Beverage)....      997,500       74,262
   PT Semen Gresik (Persero) Tbk
    (Building & Construction Materials)...............       64,671       55,025
   PT Telekomunikasi Indonesia
    (Telecommunications)..............................      481,930      379,291
                                                                      ----------
  TOTAL INDONESIA .................................................      726,910
                                                                      ----------
 IRELAND -- 1.4%
   Celtic Resources Holdings PLC*
    (Metals & Mining).................................        6,736       48,863
   CRH PLC (Building & Construction Materials)........        5,183      109,470
   Depfa Bank PLC (Banks).............................        8,010      116,360
   Dragon Oil PLC* (Oil &
    Gas-Exploration & Production).....................      111,520       86,458
   Elan Corp. PLC, ADR*
    (Pharamaceutical Preparations)....................          854       21,128
   Fyffes PLC (Food & Beverage).......................      119,073      249,176
   Greencore Group PLC (Dublin)
    (Food & Beverage).................................       54,020      208,343
   Irish Life & Permanent PLC
    (Financial Services)..............................       23,322      358,940
   iShares Dow Jones Euro STOXX 50 (Exchange Traded
    Funds)............................................       66,506    2,314,962
                                                                      ----------
  TOTAL IRELAND ...................................................    3,513,700
                                                                      ----------




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 ITALY -- 4.1%
   Assicurazioni Generali SPA
    (Insurance)......................................       24,227   $   653,477
   Banca Antonveneta SPA (Banks).....................       11,969       245,953
   Banca Nazionale del Lavoro (BNL)* (Banks).........      120,706       280,496
   Banca Popolare di Milano Scrl (BPM) (Banks).......       27,364       175,784
   Benetton Group SPA (Retail Apparel & Accessory
    Stores)..........................................        1,024        11,711
   Beni Stabili SPA (Real Estate)....................      149,930       113,096
   Capitalia SPA (Banks).............................       44,337       138,632
   Cassa di Risparmio di Firenze SPA (Carifirenze)
    (Banks)..........................................      119,557       226,916
   Credito Emiliano SPA (Banks)......................       37,118       304,827
   Enel SPA (Electric Companies & Systems)...........      139,682     1,119,930
   Eni SPA (Petroleum Refining)......................       73,383     1,457,070
   Finmeccanica SPA (Aerospace & Defense)............    1,011,078       803,273
   IntesaBci SPA (Banks).............................      343,942     1,343,246
   Italcementi SPA (Building &
    Construction Materials)..........................        3,294        44,084
   Mediaset SPA (Broadcasting &
    Publishing)......................................       15,464       176,290
   Pirelli & C. SPA
    (Telecommunications).............................       61,938        63,978
   Riunione Adriatica di Sicurta SPA (RAS)
    (Insurance)......................................       49,594       899,647
   Saipem SPA (Misc. Manufacturing Industries).......       24,218       220,397
   Sanpaolo IMI SPA (Banks)..........................        4,004        48,227
   Telecom Italia Media SPA*
    (Broadcasting & Publishing)......................    1,046,754       430,454
   Telecom Italia Mobile SPA (T.I.M.)
    (Telecommunications).............................       21,390       121,272
   Telecom Italia SPA
    (Telecommunications).............................      125,612       390,470
   Telecom Italia SPA -- RNC
    (Telecommunications).............................       31,000        68,455
   Terna SPA* (Electric Companies & Systems).........       69,370       150,230
   UniCredito Italiano SPA (Banks)...................      145,853       720,455
                                                                     -----------
  TOTAL ITALY ....................................................    10,208,370
                                                                     -----------


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 JAPAN -- 19.7%
   Acom Co., Ltd. (Financial Services).....................       500   $ 32,489
   Advantest Corp. (Electronic
    Equipment & Components)................................     1,100     73,693
   Aeon Co., Ltd. (Retail Department Stores)...............       500     20,071
   Aeon Credit Service Co., Ltd. (Financial Services)......     4,251    283,621
   Alps Electric Co., Ltd. (Electronic
    Equipment & Components)................................    32,000    455,153
   Aoyama Trading Co., Ltd. (Retail
   Apparel & Accessory Stores).............................    27,600    747,450
   Asahi Breweries, Ltd. (Beverages).......................    12,300    135,608
   Autobacs Seven Co., Ltd. (Autoparts & Equipment)........     8,400    274,829
   Benesse Corp. (Educational Services)....................       500     16,405
   Canon, Inc. (Computer & Office
    Equipment).............................................     6,681    352,067
   Chubu Electric Power Co., Inc. (Electric Companies &
    Systems)...............................................     3,700     78,161
   Citizen Watch Co., Ltd. (Jewelry,
    Precious Metal)........................................    82,000    928,855
   Coca-Cola West Japan Co., Ltd.
    (Beverages)............................................     6,500    160,839
   Credit Saison Co., Ltd. (Financial
    Services)..............................................    19,761    594,016
   Dai Nippon Printing Co., Ltd.
    (Commercial Printing)..................................    32,000    511,167
   Daihatsu Motor Co., Ltd. (Automobiles)..................     2,000     14,462
   Daiichi Pharmaceutical Co., Ltd.
    (Pharmaceutical Preparations)..........................    12,000    213,903
   Daiwa Securities Group, Inc. (Financial Services).......    20,000    143,702
   Denso Corp. (Auto Parts & Equipment)....................     5,248    122,164
   FamilyMart Co., Ltd. (Retail Food Stores)...............     1,200     39,151
   Fuji Photo Film Co., Ltd. (Photographic Equipment &
    Supplies)..............................................    15,783    494,688
   Fuji Television Network, Inc.
    (Broadcasting & Publishing)............................       104    238,281
   Fujitsu, Ltd. (Computer Equipment)......................    84,000    591,999
   Hankyu Department Stores, Inc.
    (Retail Department Stores).............................     6,000     52,348
   Hino Motors, Ltd. (Automobiles).........................    13,000     94,121
   Hitachi Capital Corp. (Financial Services)..............     7,200    133,950



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Hitachi Chemical Co., Ltd. (Chemical & Allied
    Products)...........................................     13,600   $  223,478
   Hitachi, Ltd. (Electronics)..........................    174,333    1,199,872
   Honda Motor Co., Ltd. (Automobiles)..................     10,759      518,649
   Ito-Yokado Co., Ltd. (Specialty Retail Stores).......     13,577      581,080
   Itochu Tecno-Science Corp. (Computer Services
    Software & Systems).................................      4,300      183,247
   JFE Holdings, Inc. (Iron & Steel)....................      1,000       24,515
   Kao Corp. (Cosmetics and Toiletries).................     23,919      576,520
   Kikkoman Corp. (Food & Beverage).....................     51,000      437,483
   Koito Manufacturing Co., Ltd. (Auto Parts &
    Equipment)..........................................     31,489      231,446
   Komori Corp. (Commercial Services)...................      9,000      148,715
   Koyo Seiko Co., Ltd. (Auto Parts & Equipment)........     10,000      118,682
   Kyocera Corp. (Electronic Equipment & Components)....      2,500      212,161
   Kyushu Electric Power Co., Inc.
    (Electric Companies & Systems)......................     23,800      443,871
   Leopalace21 Corp. (Real Estate)......................     62,000    1,159,144
   Makita Corp. (Electrical Machinery, Equipment, &
    Supplies)...........................................     15,000      224,900
   Marui Co., Ltd. (Retail Department Stores)...........      1,600       21,555
   Matsushita Electric Industrial Co., Ltd. (Appliances
    & Household Durables)...............................    156,061    2,215,447
   Millea Holdings, Inc. (Insurance)....................          3       44,540
   Mitsubishi Chemical Corp. (Chemical & Allied
    Products)...........................................     66,000      175,411
   Mitsubishi Corp. (Diversified-Industrial & Consumer
    Products)...........................................     28,000      272,007
   Mitsubishi Gas Chemical Co., Ltd.
    (Chemical & Allied Products)........................     50,000      207,121
   Mitsubishi Tokyo Financial Group, Inc. (MTFG)
    (Financial Services)................................        228    2,110,434
   Mitsui Sumitomo Insurance Co., Ltd. (Insurance)......     66,000      619,988
   Mitsui Trust Holdings, Inc. (Banks)..................     21,000      153,966
   Mizuho Financial Group, Inc. (Banks).................        146      662,329
   Namco, Ltd. (Recreation, Other
    Consumer Goods).....................................     39,500    1,107,730
   NEC Corp. (Electronic Equipment & Components)........     15,000      105,577


                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   NGK Insulators, Ltd. (Electrical
    Machinery, Equipment & Supplies)....................     27,000   $  217,999
   Nidec Corp. (Electrical Machinery, Equipment &
    Supplies)...........................................      1,200      122,953
   Nikko Cordial Corp. (Financial Services).............     15,000       72,721
   Nippon Steel Corp. (Iron & Steel)....................      9,000       18,888
   Nippon Telegraph & Telephone Corp.
    (Telecommunications)................................        299    1,597,553
   Nissan Motor Co., Ltd. (Automobiles).................     62,100      690,348
   Nomura ETF -- Tokyo Price Index
    (TOPIX) (Exchange Traded Funds).....................    546,212    6,037,039
   Nomura Holdings, Inc. (Security & Commodity Brokers,
    Dealers & Services).................................    154,037    2,279,886
   NTT DoCoMo, Inc.
    (Telecommunications)................................        103      184,072
   Okumura Corp. (Building &
    Construction Materials).............................     11,000       57,866
   Orix Corp. (Financial Services)......................      3,400      389,497
   Osaka Gas Co., Ltd. (Gas Companies & Systems)........      6,000       16,661
   Pioneer Corp. (Electronics)..........................      9,200      237,767
   Promise Co., Ltd. (Financial Services)...............      1,950      130,101
   Sankyo Co., Ltd./Gunma (Misc.
    Manufacturing Industries)...........................      5,500      224,305
   Sankyo Co., Ltd. (Pharmaceutical
    Preparations).......................................     64,700    1,402,332
   Sanyo Electric Co., Ltd. (Electronics)...............     65,000      267,470
   Sega Corp.* (Recreation, Other
    Consumer Goods).....................................      1,600       20,529
   Seino Transportation Co., Ltd.
    (Transportation Services)...........................    102,000    1,053,512
   Sekisui Chemical Co., Ltd. (Chemical & Allied
    Products)...........................................     14,000      118,169
   Sekisui House, Ltd. (Building &
    Construction).......................................     19,000      210,869
   Sharp Corp. (Electronics)............................     17,000      271,558
   Shiseido Co., Ltd. (Cosmetics and
    Toiletries).........................................     44,027      554,801
   SMC Corp. (Electrical Machinery, Equipment &
    Supplies)...........................................        991      107,170
   Sony Corp. (Electronics).............................     36,125    1,360,709
   Sumitomo Corp. (Diversified-Industrial & Consumer
    Products)...........................................     17,000      123,393





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
   Sumitomo Electric Industries, Ltd. (Electrical
    Machinery, Equipment & Supplies)....................    56,000   $   571,214
   Sumitomo Mitsui Financial Group, Inc. (Banks)........       132       904,880
   Suzuken Co., Ltd. (Pharmaceutical
    Preparations).......................................       900        27,961
   Takeda Chemical Industries, Ltd.
    (Pharmaceutical Preparations).......................     6,900       302,901
   TDK Corp. (Electronic Equipment & Components)........     6,500       493,241
   Teijin, Ltd. (Chemical & Allied
    Products)...........................................     7,000        26,174
   The Bank of Yokohama, Ltd. (Banks)...................     2,000        12,501
   The Seiyu, Ltd.* (Retail Food Stores)................    53,863       176,721
   The Sumitomo Trust and Banking Co., Ltd. (Financial
    Services)...........................................    51,756       368,551
   Tohoku Electric Power Co., Inc.
    (Electric Companies & Systems)......................    15,300       257,723
   Tokyo Broadcasting System, Inc. (Broadcasting &
    Publishing).........................................    43,000       756,633
   Toppan Printing Co., Ltd. (Commercial Printing)......    61,000       690,418
   Toray Industries, Inc. (Textiles &
    Apparel)............................................    51,000       240,242
   Toyo Seikan Kaisha, Ltd. (Glass
    Containers and Other Glass Products)................    53,000       910,251
   Toyota Motor Corp. (Automobiles).....................    62,712     2,540,320
   Uni-Charm Corp. (Cosmetics &
    Toiletries).........................................    12,555       625,938
   UNY Co., Ltd. (Retail Department Stores).............     6,000        76,818
   West Japan Railway Co.
    (Transportation-Road & Rail)........................       112       451,634
   Yamaha Corp. (Diversified-Industrial & Consumer
    Products)...........................................    15,100       247,711
   Yamaha Motor Co., Ltd. (Motorcycles, Bicycles &
    Parts)..............................................    12,000       186,849
                                                                     -----------
  TOTAL JAPAN ....................................................    48,419,910
                                                                     -----------


                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 LUXEMBOURG -- 0.1%
   Millicom International Cellular SA*
    (Telecommunications)................................      5,856   $  128,012
   SBS Broadcasting SA* (Broadcasting & Publishing).....      2,228       68,422
                                                                      ----------
  TOTAL LUXEMBOURG ................................................      196,434
                                                                      ----------
 MEXICO -- 0.4%
   Fomento Economico Mexicano SA de CV (Beverages)......     61,175      279,751
   Grupo Financiero Banorte SA de CV (Financial
    Services)...........................................    173,586      613,941
   Grupo Financiero Inbursa SA de CV
    (Financial Services)................................     48,086       68,128
                                                                      ----------
  TOTAL MEXICO ....................................................      961,820
                                                                      ----------
 NETHERLANDS -- 3.6%
   ABN AMRO Holding NV (Financial Services).............     21,870      478,414
   Aegon NV (Insurance).................................     44,387      535,174
   Akzo Nobel NV (Chemical & Allied Products)...........      6,346      233,401
   Euronext NV (Financial Services).....................      8,223      229,103
   Heineken NV (Beverages)..............................     20,848      685,100
   ING Groep NV (Financial Services)....................     25,306      597,297
   Koninklijke (Royal) KPN NV
    (Telecommunications)................................     25,196      191,898
   Koninklijke (Royal) Philips Electronics NV
    (Electronics).......................................     34,601      931,612
   Koninklijke Grolsch NV (Beverages)...................        834       24,860
   Oce NV (Computer & Office
    Equipment)..........................................     62,047    1,004,009
   Royal Dutch Petroleum Co. (Petroleum Refining).......     40,468    2,076,747
   Unilever NV (Food & Household
    Products)...........................................     27,204    1,856,782
   VNU NV (Broadcasting & Publishing)...................      4,354      126,446
                                                                      ----------
  TOTAL NETHERLANDS ...............................................    8,970,843
                                                                      ----------







    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 NEW ZEALAND -- 0.1%
   Contact Energy, Ltd. (Electric & Gas Utilities)......      3,409   $   12,686
   Fisher & Paykel Appliances Holdings, Ltd. (Appliances
    & Household Durables)...............................      7,336       21,244
   Independent Newspapers, Ltd.
    (Broadcasting & Publishing).........................      1,438        4,292
   NGC Holdings, Ltd. (Chemical & Allied Products)......     89,016      161,109
   Sky Network Television, Ltd.*
    (Broadcasting & Publishing).........................      1,167        3,750
   Telecom Corp. of New Zealand, Ltd.
    (Telecommunications)................................     15,457       57,718
   Tower, Ltd.* (Financial Services)....................      4,452        4,835
                                                                      ----------
  TOTAL NEW ZEALAND ...............................................      265,634
                                                                      ----------
 NORWAY -- 1.0%
   Norsk Hydro ASA (Misc. Manufacturing Industries).....     10,717      696,532
   Sparebanken Rogaland (Banks).........................      5,715      225,500
   Statoil ASA (Oil & Gas-Exploration & Production).....     64,575      819,822
   Telenor ASA (Telecommunications).....................     88,299      614,010
   Yara International ASA* (Chemical & Allied Products).      1,640       13,250
                                                                      ----------
  TOTAL NORWAY ....................................................    2,369,114
                                                                      ----------
 PHILIPPINES -- 0.1%
   Ayala Corp. (Diversified-Industrial &
    Financial Services).................................    524,000       53,188
   Bank of the Philippine Islands (Banks)...............     67,800       51,917
   Globe Telecom, Inc.
    (Telecommunications)................................      3,289       48,027
   Philippine Long Distance Telephone Co., ADR
    (Telecommunications)................................      6,700      139,763
                                                                      ----------
  TOTAL PHILIPPINES ...............................................      292,895
                                                                      ----------


                                                                         Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
 POLAND -- 1.4%
   Agora SA* (Broadcasting &
    Publishing).......................................       16,238   $  209,503
   Bank Millennium SA* (Banks)........................       96,889       74,951
   Bank Pekao SA (Banks)..............................       42,366    1,415,218
   Bank Przemyslowo-Handlowy PBK SA (Banks)...........        1,826      207,191
   Bank Zachodni WBK SA (Banks).......................       26,572      623,854
   Bre Bank SA (Banks)................................        4,335      123,117
   Budimex SA* (Building &
    Construction Materials)...........................       23,513      277,289
   Orbis SA (Hotels, Other Lodging Places)............        8,011       52,004
   Telekomunikacja Polska SA
    (Telecommunications)..............................      140,237      580,354
                                                                      ----------
  TOTAL POLAND ....................................................    3,563,481
                                                                      ----------
 PORTUGAL -- 0.5%
   Banco Comercial Portugues SA (BCP) (Financial
    Services).........................................       80,822      188,797
   Banco Espirito Santo SA (BES)
    (Financial Services)..............................        1,378       22,851
   Electricidade de Portugal SA (EDP) (Electric
    Companies & Systems)..............................      113,842      318,563
   Jeronimo Martins, SGPS, SA -- New* (Retail Food
    Stores)...........................................        1,946       21,779
   Jeronimo Martins, SGPS, SA* (Retail Food Stores)...       15,167      169,767
   Media Capital, SGPS, SA*
    (Broadcasting & Publishing).......................       40,916      214,056
   Portugal Telecom, SGPS, SA
    (Telecommunications)..............................       21,090      227,596
                                                                      ----------
  TOTAL PORTUGAL ..................................................    1,163,409
                                                                      ----------
 ROMANIA -- 0.3%
   Romanian Development Bank (Banks)..................      360,000      285,566
   SNP Petrom SA (Oil &
    Gas-Exploration & Production).....................    5,189,185      377,454
                                                                      ----------
  TOTAL ROMANIA ...................................................      663,020
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 RUSSIA -- 0.9%
   Moscow City Telephone, ADR
    (Telecommunications).................................     7,800   $   93,600
   North-West Telecom, ADR
    (Telecommunications).................................     3,400       85,000
   Sberbank RF (Banks)...................................     3,290    1,335,740
   Sibirtelecom, ADR (Telecommunications)................     1,300       50,648
   Uralsvyazinform, ADR
    (Telecommunications).................................    24,954      192,146
   VolgaTelecom, ADR
    (Telecommunications).................................    15,900       89,040
   Wimm-Bill-Dann Foods OJSC, ADR* (Food & Beverage).....    20,059      279,823
                                                                      ----------
  TOTAL RUSSIA ....................................................    2,125,997
                                                                      ----------
 SINGAPORE -- 0.4%
   Allgreen Properties, Ltd. (Real Estate)...............     5,000        2,801
   Capitaland, Ltd. (Real Estate)........................    72,000       57,267
   ComfortDelGro Corp., Ltd.
    (Transportation Services)............................    15,000       10,711
   Creative Technology, Ltd. (Electronic Equipment &
    Components)..........................................     6,900       72,507
   Cycle & Carriage, Ltd. (Automobiles)..................     3,000       11,147
   Datacraft Asia, Ltd.*
    (Telecommunications).................................     3,000        3,030
   DBS Group Holdings, Ltd. (Financial Services).........    21,000      175,564
   Fraser & Neave, Ltd. (Beverages)......................     5,600       45,517
   Keppel Corp., Ltd. (Diversified-Industrial & Financial
    Services)............................................    12,000       49,116
   Keppel Land, Ltd. (Real Estate).......................     3,000        2,804
   Neptune Orient Lines, Ltd.
    (Transportation-Shipping)............................    48,000       65,767
   OverSea-Chinese Banking Corp., Ltd. (Financial
    Services)............................................    15,000      105,373
   Overseas Union Enterprises, Ltd. (Hotels, Other
    Lodging Places)......................................    11,000       45,023
   SembCorp Industries, Ltd.
    (Misc. Manufacturing Industries).....................    15,000       11,669
   Singapore Airlines, Ltd.
    (Transportation-Airlines)............................     7,000       45,517


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   Singapore Telecommunications, Ltd.
    (Telecommunications).................................    81,000   $  105,809
   SMRT Corp., Ltd. (Transportation-Road & Rail).........    40,000       16,720
   United Overseas Bank, Ltd. (Financial Services).......    14,000      108,915
                                                                      ----------
  TOTAL SINGAPORE .................................................      935,257
                                                                      ----------
 SOUTH AFRICA -- 0.3%
   Nedcor, Ltd. (Banks)..................................    14,828      147,272
   Nedcor, Ltd., ADR (Automobiles).......................    24,400      484,681
                                                                      ----------
  TOTAL SOUTH AFRICA ..............................................      631,953
                                                                      ----------
 SPAIN -- 2.4%
   Altadis SA (Tobacco)..................................     4,099      126,671
   Antena 3 Television SA*
    (Telecommunications).................................       202       10,691
   Banco Pastor SA (Banks)...............................       895       27,103
   Banco Santander Central Hispano SA (Banks)............    98,409    1,021,290
   Endesa SA (Electric Companies &
    Systems).............................................    44,048      848,880
   Fadesa Inmobiliaria SA* (Real Estate).................     3,685       53,800
   Fomento de Construcciones y Contratas SA (Building &
    Construction Materials)..............................     5,128      190,039
   Gestevision Telecinco SA*
    (Telecommunications).................................     5,225       78,000
   Grupo Empresarial Ence SA (ENCE)
    (Paper & Forest Products)............................     7,955      218,733
   Iberdrola SA (Electric Companies &
    Systems).............................................    11,994      253,180
   Iberia Lineas Aereas de Espana SA (Transportation-
    Airlines)............................................     3,400        9,762
   Indra Sistemas SA (Computer Services).................     3,661       46,679
   Promotora de Informaciones SA (Prisa) (Broadcasting &
    Publishing)..........................................     7,939      138,703
   Repsol YPF SA (Petroleum Refining)....................    95,591    2,093,412
   Telefonica SA (Telecommunications)....................    52,426      774,976
                                                                      ----------
  TOTAL SPAIN .....................................................    5,891,919
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SWEDEN -- 1.7%
   Autoliv, Inc. (Automobiles).........................      6,328   $   264,193
   Elekta AB -- Class B* (Precision
    Instruments & Medical Supplies)....................     14,839       327,985
   Ericsson LM -- Class B*
    (Telecommunications)...............................     81,707       240,795
   Fabege AB -- Class B (Real Estate)..................     10,000       130,095
   Gambro AB -- Class B (Precision
    Instruments & Medical Supplies)....................     47,000       452,346
   Getinge AB -- Class B (Precision
    Instruments & Medical Supplies)....................     15,202       179,608
   Nobia AB (Misc. Manufacturing
    Industries)........................................      7,846        92,438
   Nordea AB (Banks)...................................    202,500     1,458,344
   Skandia Forsakrings AB (Insurance)..................     33,528       138,866
   Skanska AB -- Class B (Misc.
    Manufacturing Industries)..........................      9,500        83,550
   SSAB Svenskt Stal AB (Iron & Steel).................      6,400       107,899
   Volvo AB -- Class A (Automobiles)...................      3,000       100,558
   Volvo AB -- Class B (Automobiles)...................     12,200       424,322
   Wihlborgs Fastigheter AB (Real Estate)..............     13,900       183,139
                                                                     -----------
  TOTAL SWEDEN ...................................................     4,184,138
                                                                     -----------
 SWITZERLAND -- 6.5%
   Adecco SA (Commercial Services).....................      2,497       124,411
   Compagnie Financiere Richemont AG (Jewelry, Precious
    Metal).............................................      4,311       112,560
   Credit Suisse Group (Registered)*
    (Financial Services)...............................     58,311     2,071,894
   Kuoni Reisen Holding AG
    (Transportation Services)..........................      1,173       504,828
   Nestle SA (Food & Household
    Products)..........................................     10,838     2,890,363
   Novartis AG (Registered)
    (Pharmaceutical Preparations)......................     89,096     3,930,496
   Roche Holding AG -- Genusschein (Pharmaceutical
    Preparations)......................................     26,116     2,585,743
   Serono SA -- Class B (Biotechnology)................        188       118,438
   Swatch Group AG (Jewelry, Precious Metal)...........      3,109       404,637
   Swisscom AG (Telecommunications)....................        819       270,733
   Syngenta AG (Chemical &
    Allied Products)...................................        641        53,741
   UBS AG (Financial Services).........................     15,304     1,078,392
   Zurich Financial Services AG
    (Insurance)........................................     12,349     1,949,868
                                                                     -----------
  TOTAL SWITZERLAND ..............................................    16,096,104
                                                                     -----------


                                                                         Value
                                                          Shares       (Note 2)
                                                        -----------   ----------
 TURKEY -- 1.9%
   Akbank TAS (Banks)...............................    231,181,587   $  849,016
   Anadolu Efes Biracilik ve Malt
    Sanayii AS, ADR (Beverages).....................              1            2
   Dogan Sirketler Grubu Holding
    AS -- New* (Diversified-Industrial & Financial
    Services).......................................     37,511,626       51,819
   Dogan Sirketler Grubu Holding AS (Diversified-
    Industrial & Financial Services)................    150,046,505      209,297
   Dogan Yayin Holding AS*
    (Broadcasting & Publishing).....................     21,365,717       65,508
   Haci Omer Sabanci Holding AS
    (Diversified-Industrial & Financial Services)...    217,811,814      645,803
   Koc Holding AS
    (Diversified-Industrial &
    Consumer Products)..............................     73,480,698      331,752
   Migros Turk TAS (Food &
    Beverage).......................................     33,935,932      164,649
   Turk Dis Ticaret Bankasi AS
    (Disbank) (Banks)...............................     39,867,432       56,148
   Turkcell Iletisim Hizmetleri AS
    (Telecommunications)............................     20,735,116      255,696
   Turkiye Garanti Bankasi AS* (Banks)..............    306,302,765      913,335
   Turkiye Is Bankasi (Isbank) (Banks)..............    257,125,682      935,633
   Vestel Elektronik Sanayi ve Ticaret AS*
    (Electrical Machinery,
   Equipment & Supplies)............................      8,087,000       24,795
   Yapi ve Kredi Bankasi AS (Banks).................     91,611,384      219,151
                                                                      ----------
  TOTAL TURKEY ....................................................    4,722,604
                                                                      ----------
 UNITED KINGDOM -- 21.9%
   3i Group PLC (Financial Services)................         16,051      178,289
   Aggreko PLC (Commercial
    Services).......................................         99,864      297,915
   Alliance Unichem PLC (Retail Drug Stores)........         82,037      970,751
   Allied Domecq PLC (Beverages)....................         14,700      125,428
   AstraZeneca PLC (Pharmaceutical Preparations)....         34,652    1,554,696
   Aviva PLC (Insurance)............................         76,257      786,882
   BAA PLC (Transportation-Airlines)................         55,746      559,563
   BAE Systems PLC (Aerospace & Defense)............        314,778    1,251,588



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Barclays PLC (Financial Services)....................    251,903   $2,145,940
   BHP Billiton PLC (Metals & Mining)...................    207,573    1,801,235
   Boots Group PLC (Retail Drug Stores).................     20,350      253,904
   BP PLC (Petroleum Refining)..........................    500,016    4,416,012
   BP PLC, ADR (Petroleum Refining).....................     18,025      965,599
   Brambles Industries PLC
    (Diversified-Commercial Services)...................    149,793      578,614
   British Airways PLC*
    (Transportation-Airlines)...........................      4,564       22,803
   British Land Co., PLC (Real Estate)..................      9,465      119,038
   British Sky Broadcasting Group PLC* (Broadcasting &
    Publishing).........................................     35,925      405,233
   BT Group PLC (Telecommunications)....................    206,152      742,105
   Burberry Group PLC (Retail Apparel & Accessory
    Stores).............................................      7,834       58,071
   Cable & Wireless PLC
    (Telecommunications)................................    128,890      303,280
   Cadbury Schweppes PLC (Food &
    Beverage)...........................................     40,742      351,511
   Centrica PLC (Energy Equipment & Services)...........    150,361      612,166
   Diageo PLC (Food & Beverage).........................    104,645    1,410,967
   Dixons Group PLC (Specialty Retail Stores)...........     94,053      281,859
   GlaxoSmithKline PLC (Pharmaceutical Preparations)....    136,626    2,765,127
   GlaxoSmithKline PLC, ADR
    (Pharmaceutical Preparations).......................     19,543      810,253
   HBOS PLC (Financial Services)........................     75,172      930,414
   Highland Gold Mining, Ltd. (Metals & Mining).........     12,819       52,306
   Hilton Group PLC (Hotels, Other
    Lodging Places).....................................     49,277      246,644
   HSBC Holdings PLC (Financial
    Services)...........................................     89,920    1,337,173
   IMI PLC (Misc. Industrial Machinery & Equipment).....     57,123      384,846
   Imperial Tobacco Group PLC (Tobacco).................      9,909      213,483
   iShares IFTSE 100 (Index Fund).......................    380,135    3,097,016
   J Sainsbury PLC (Food & Household Products)..........     42,640      220,190
   Kelda Group PLC (Water Supply & Other Sanitary
    Services)...........................................      7,356       66,734
   Land Securities PLC (Real Estate)....................     15,367      322,991
   Legal & General Group PLC (Insurance)................    401,545      691,792
   Lloyds TSB Group PLC (Banks).........................    115,936      907,754
   Marks & Spencer Group PLC (Retail Department Stores).     19,231      126,511


                                                                         Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
   National Grid Transco PLC (Electric Companies &
    Systems)..........................................       28,446   $  219,502
   Next Group PLC (Retail Apparel & Accessory Stores).        5,696      146,992
   Pearson PLC (Broadcasting &
    Publishing).......................................       25,530      310,201
   Peter Hambro Mining PLC* (Metals & Mining).........       20,985      157,934
   Provident Financial PLC (Financial Services).......        3,845       41,872
   Rank Group PLC (Amusement &
    Recreational Services)............................       33,405      181,740
   Reckitt Benckiser PLC (Food & Household Products)..       31,642      895,745
   Reed Elsevier PLC (Broadcasting & Publishing)......       27,183      264,229
   Reuters Group PLC (Broadcasting & Publishing)......      165,852    1,114,362
   Rolls-Royce Group PLC (Aerospace & Defense)........       18,888       86,233
   Rolls-Royce Group PLC -- Class B* (Aerospace &
    Defense)..........................................    2,976,450        6,477
   Royal & Sun Alliance Insurance Group PLC
    (Insurance).......................................       84,630      126,618
   Royal Bank of Scotland Group PLC (Banks)...........       61,748    1,778,242
   SABMiller PLC (Beverages)..........................      167,895    2,172,447
   Scottish & Newcastle PLC
    (Beverages).......................................       14,106      111,086
   Scottish & Southern Energy PLC (Electric Companies
    & Systems)........................................       10,080      124,579
   Scottish Power PLC (Electric
    Companies & Systems)..............................       38,445      278,008
   Securicor PLC (Safety Protection)..................        8,895       20,567
   Shell Transport & Trading Co. PLC (Petroleum
    Refining).........................................      130,222      955,257
   Shell Transport & Trading Co. PLC, ADR (Petroleum
    Refining).........................................       70,504    3,151,529
   Smith & Nephew PLC (Precision
    Instruments & Medical Supplies)...................       23,364      251,470
   Tate & Lyle PLC (Food & Beverage)..................      142,744      854,258
   Taylor Woodrow PLC (Building & Construction
    Materials)........................................       75,494      351,854
   Tesco PLC (Retail Food Stores).....................      324,010    1,564,464
   Unilever PLC (Food & Household
    Products).........................................        2,401       23,556
   United Business Media PLC
    (Printing & Publishing)...........................       22,168      203,822



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi-Manager Series
-----------------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

=========================================================================================

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
   Vodafone Group PLC
    (Telecommunications)............................    1,267,133   $  2,774,769
   Vodafone Group PLC, ADR
    (Telecommunications)............................       52,247      1,154,659
   Whitbread PLC (Retail Eating & Drinking Places)..        4,336         64,676
   William Hill PLC (Amusement & Recreational
    Services).......................................      178,733      1,795,693
   WPP Group PLC (Advertising)......................       31,743        322,369
                                                                    ------------
  TOTAL UNITED KINGDOM ..........................................     53,871,893
                                                                    ------------
 UNITED STATES -- 0.1%
   iShares MSCI EAFE Index Fund (Exchange Traded
    Funds)..........................................        1,800        257,400
                                                                    ------------
  TOTAL UNITED STATES ...........................................        257,400
                                                                    ------------
 VENEZUELA -- 0.1%
   Compania Anonima Nacional
   Telefonos de Venezuela, ADR
    (Telecommunications)............................       13,638        274,806
                                                                    ------------
  TOTAL VENEZUELA ...............................................        274,806
                                                                    ------------
TOTAL COMMON STOCK (Cost $218,667,112) ..........................    238,376,442
                                                                    ------------
PREFERRED STOCK -- 0.5%
 AUSTRALIA -- 0.1%
   The News Corp., Ltd. (Broadcasting & Publishing).       17,318        141,749
                                                                    ------------
  TOTAL AUSTRALIA ...............................................        141,749
                                                                    ------------
 GERMANY -- 0.4%
   Fresenius Medical Care AG
    (Precision Instruments &
    Medical Supplies)...............................          285         15,253
   Henkel KGaA (Cosmetics and
    Toiletries).....................................        2,131        181,954
   ProSiebenSat.1 Media AG
    (Broadcasting & Publishing).....................       49,764        899,098
                                                                    ------------
  TOTAL GERMANY .................................................      1,096,305
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,198,211) .........................      1,238,054
                                                                    ------------


                                                       Principal        Value
                                                        Amount        (Note 2)
                                                      -----------   ------------
FOREIGN BONDS -- 0.8%
 HUNGARY -- 0.7%
   Hungary Government Bond,
   6.25%, 06/12/08 ........................... HUF    115,250,000   $    491,718
   Hungary Government Bond,
   7.00%, 06/24/09 ........................... HUF     56,230,000        245,308
   Hungary Government Bond,
   6.75%, 02/12/13 ........................... HUF     67,200,000        286,346
   Hungary Government Bond,
   5.50%, 02/12/14 ........................... HUF    163,150,000        635,878
                                                                    ------------
  TOTAL HUNGARY .................................................      1,659,250
                                                                    ------------
 VENEZUELA -- 0.1%
   Republic of Venezuela, 9.25%,
    09/15/27 ................................. USD        394,000        332,930
                                                                    ------------
  TOTAL VENEZUELA ...............................................        332,930
                                                                    ------------
TOTAL FOREIGN BONDS (Cost $1,978,730) ...........................      1,992,180
                                                                    ------------
                                                        Shares
                                                       ---------
SHORT-TERM INVESTMENTS -- 1.9%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series..........................      2,310,252      2,310,252
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series..........................      2,310,252      2,310,252
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $4,620,504) ............................................      4,620,504
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $226,464,557)+...........................................   $246,227,180
                                                                    ============


---------------

ADR -- American Depository Receipt

HUF -- Hungarian Forint

USD -- US Dollar

*  Non-income producing security.

+ The cost for Federal income tax purposes was $228,324,463. At June 30, 2004, net unrealized appreciation was $17,902,717. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,222,337, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,319,620.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series
-------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 10.7%
 HOTELS & MOTELS -- 4.7%
   Boca Resorts, Inc. -- Class A*........................    27,800   $  550,996
   Hilton Hotels Corp....................................    23,000      429,180
   La Quinta Corp.*......................................    73,600      618,240
   Starwood Hotels & Resorts Worldwide, Inc..............     6,500      291,525
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................    1,889,941
                                                                      ----------
 MANUFACTURING -- 1.6%
  LUMBER & WOOD PRODUCTS -- 1.6%
   Rayonier, Inc.........................................    15,100      671,195
                                                                      ----------
  TOTAL MANUFACTURING .............................................      671,195
                                                                      ----------
 REAL ESTATE -- 3.4%
   Brookfield Properties Corp............................    11,500      330,625
   Tarragon Realty Investors, Inc.*......................    35,425      522,519
   Trammell Crow Co.*....................................    38,900      548,490
                                                                      ----------
  TOTAL REAL ESTATE ...............................................    1,401,634
                                                                      ----------
 SHOPPING CENTERS -- 1.0%
   Tanger Factory Outlet Centers, Inc....................    10,500      410,550
                                                                      ----------
  TOTAL SHOPPING CENTERS ..........................................      410,550
                                                                      ----------
  TOTAL COMMON STOCK (Cost $3,801,459) ............................    4,373,320
                                                                      ----------
PREFERRED STOCK -- 8.8%
 APARTMENTS -- 0.6%
   Apartment Investment & Management Co. -- Series D.....     4,413      110,810
   Equity Residential -- Series H........................     5,300      118,031
                                                                      ----------
  TOTAL APARTMENTS ................................................      228,841
                                                                      ----------
 DIVERSIFIED -- 1.1%
   Capital Automotive -- Series A........................     7,100      169,335
   Colonial Property Trust -- Series D...................     3,800       97,394
   iStar Financial, Inc. -- Series D.....................     4,400      107,580
   iStar Financial, Inc. -- Series G.....................     3,200       77,520
                                                                      ----------
  TOTAL DIVERSIFIED ...............................................      451,829
                                                                      ----------
 FINANCE & INSURANCE -- 0.6%
  FINANCIAL SERVICES -- 0.6%
   Annally Mortgage Management...........................    11,200      262,080
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................      262,080
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 HEALTHCARE -- 0.6%
   Health Care Property Investors,
    Inc. -- Series E.....................................     2,600   $   64,324
   Health Care Property Investors,
    Inc. -- Series F.....................................     4,300      104,232
   Health Care, Inc. -- Series D.........................     2,400       60,120
                                                                      ----------
  TOTAL HEALTHCARE ................................................      228,676
                                                                      ----------
 HOTELS & MOTELS -- 0.5%
   Lasalle Hotel Properties -- Series B..................     2,600       65,000
   Winston Hotels, Inc. -- Series B......................     6,621      159,036
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................      224,036
                                                                      ----------
 INDUSTRIAL -- 0.4%
   PS Business Parks, Inc. -- Series H...................     7,400      166,870
                                                                      ----------
  TOTAL INDUSTRIAL ................................................      166,870
                                                                      ----------
 OFFICE PROPERTY -- 2.7%
   Alexandria Real Estate -- Series C....................     6,900      173,147
   Brandywine Realty Trust -- Series C...................     6,400      155,520
   Cousins Properties, Inc. -- Series A..................     5,000      126,000
   Glenborough Realty Trust, Inc. --
    Series A.............................................     4,266      102,384
   Maguire Properties, Inc. -- Series A..................    10,900      263,236
   Reckson Associates Realty Corp. --
    Series A.............................................     5,000      130,500
   SL Green Realty Corp. -- Series C.....................     4,700      117,500
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    1,068,287
                                                                      ----------
 REGIONAL MALLS -- 0.6%
   Taubman Centers, Inc. -- Series A.....................    10,500      260,925
                                                                      ----------
  TOTAL REGIONAL MALLS ............................................      260,925
                                                                      ----------
 SHOPPING CENTERS -- 1.3%
   Developers Diversified Realty Corp. -- Series F.......     1,500       38,775
   Developers Diversified Realty Corp. -- Series H.......     7,000      169,540
   Kilroy Realty -- Series E.............................     3,500       86,100
   Pennsylvania Real Estate Investment Trust -- Series A.     1,000       58,900
   Saul Centers, Inc. -- Series A........................     6,700      170,850
                                                                      ----------
  TOTAL SHOPPING CENTERS ..........................................      524,165
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series
-------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 STORAGE -- 0.4%
   Public Storage, Inc. -- Class A.......................     6,600   $  172,326
                                                                      ----------
  TOTAL STORAGE ...................................................      172,326
                                                                      ----------
  TOTAL PREFERRED STOCK (Cost $3,681,908) .........................    3,588,035
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS -- 76.0%
 APARTMENTS -- 13.0%
   Apartment Investment & Management
    Co. -- Class A.......................................    11,000      342,430
   Archstone-Smith Trust.................................    40,900    1,199,597
   Avalonbay Communities, Inc............................    18,000    1,017,360
   Camden Property Trust.................................     9,000      412,200
   Equity Residential....................................    31,200      927,576
   Post Properties, Inc..................................    18,600      542,190
   Summit Properties, Inc................................    27,100      694,844
   United Dominion Realty Trust, Inc.....................     8,900      176,042
                                                                      ----------
  TOTAL APARTMENTS ................................................    5,312,239
                                                                      ----------
 DIVERSIFIED -- 10.8%
   Catellus Developement Corp............................    47,400    1,168,410
   First Potomac Realty Trust............................     5,000       95,850
   iStar Financial, Inc..................................    17,839      713,560
   Lexington Corporate Properties Trust..................    26,000      517,660
   Liberty Property Trust................................    23,000      924,830
   Sizeler Property Investors, Inc.......................    46,300      426,423
   Vornado Realty Trust..................................    10,200      582,522
                                                                      ----------
  TOTAL DIVERSIFIED ...............................................    4,429,255
                                                                      ----------
 FOREST PRODUCTS -- 1.0%
   Plum Creek Timber Co., Inc............................    13,000      423,540
                                                                      ----------
  TOTAL FOREST PRODUCTS ...........................................      423,540
                                                                      ----------
 HEALTHCARE -- 2.9%
   Healthcare Realty Trust, Inc..........................     9,500      356,060
   Omega Healthcare Investors, Inc.......................    21,500      215,860
   Senior Housing Properties Trust.......................    36,800      617,872
                                                                      ----------
  TOTAL HEALTHCARE ................................................    1,189,792
                                                                      ----------
 HOTELS & MOTELS -- 3.6%
   Hospitality Properties Trust..........................     4,000      169,200
   Host Marriott Corp.*..................................    98,700    1,219,932
   Strategic Hotel Capital, Inc.*........................     6,000       88,200
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................    1,477,332
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INDUSTRIAL -- 1.3%
   Duke Realty Corp......................................     9,300   $  295,833
   PS Business Parks, Inc................................     6,200      249,488
                                                                      ----------
  TOTAL INDUSTRIAL ................................................      545,321
                                                                      ----------
 MANUFACTURED HOMES -- 2.0%
   Affordable Residential Communities....................     9,000      149,400
   Sun Communities, Inc..................................    17,400      655,110
                                                                      ----------
  TOTAL MANUFACTURED HOMES ........................................      804,510
                                                                      ----------
 OFFICE -- 0.4%
   Highwoods Properties, Inc.............................     7,000      164,500
                                                                      ----------
  TOTAL OFFICE ....................................................      164,500
                                                                      ----------
 OFFICE PROPERTY -- 15.7%
   AMB Property Corp.....................................    16,000      554,080
   Arden Realty, Inc.....................................    18,700      549,967
   Boston Properties, Inc................................    22,000    1,101,760
   CarrAmerica Realty Corp...............................     5,100      154,173
   Corporate Office Properties Trust.....................     6,000      149,100
   Cousins Properties, Inc...............................    16,800      553,560
   Cresent Real Estate Equities Co.......................    34,400      554,528
   Equity Office Properties Trust........................    33,200      903,040
   Koger Equity..........................................    22,100      510,952
   Mission West Properties, Inc..........................    12,800      155,008
   Prentiss Properties Trust.............................    13,500      452,520
   ProLogis..............................................    25,500      839,460
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    6,478,148
                                                                      ----------
 REGIONAL MALLS -- 10.2%
   General Growth Properties, Inc........................    21,000      620,970
   Simon Property Group, Inc.............................    24,000    1,234,080
   Taubman Centers, Inc..................................    42,700      977,403
   The Macerich Co.......................................    11,200      536,144
   The Rouse Co..........................................    17,000      807,500
                                                                      ----------
  TOTAL REGIONAL MALLS ............................................    4,176,097
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series
-------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================


                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 SHOPPING CENTERS -- 12.9%
   Acadia Realty Trust..................................    39,300   $   539,982
   Chelsea Property Group, Inc..........................     6,000       391,320
   Developers Diversified Realty Corp...................    32,100     1,135,377
   Federal Realty Investment Trust......................    10,500       436,695
   Heritage Property Investment Trust...................    17,700       478,962
   Kilroy Realty Corp...................................    10,600       361,460
   Kimco Realty Corp....................................     8,900       404,950
   Pan Pacific Retail Properties, Inc...................     4,000       202,080
   Realty Income Corp...................................     2,000        83,460
   Regency Centers Corp.................................    15,000       643,500
   Urstadt Biddle Properties............................    14,100       198,669
   Urstadt Biddle Properties -- Class A.................    28,600       423,566
                                                                     -----------
  TOTAL SHOPPING CENTERS .........................................     5,300,021
                                                                     -----------
 STORAGE -- 2.2%
   Public Storage, Inc..................................    12,000       552,120
   Shurgard Storage Centers, Inc........................     8,800       329,120
                                                                     -----------
  TOTAL STORAGE ..................................................       881,240
                                                                     -----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $29,209,690) ............................................    31,181,995
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
SHORT-TERM INVESTMENTS -- 4.5%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series...............................    921,508   $   921,508
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series...............................    921,508       921,508
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,843,016) .............................................     1,843,016
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $38,536,073)+ ...........................................   $40,986,366
                                                                     ===========


---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $38,537,641. At June 30, 2004, net unrealized appreciation was $2,448,725. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,855,469, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $406,744.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                      -------------    ------------    -------------   ------------
ASSETS:
Investment in securities, at value* ...............................    $39,942,774      $29,573,857     $28,290,985     $13,472,542
Receivable for contributions ......................................        102,400               --          52,500              --
Receivable for investments sold ...................................        101,090               --         133,716         265,818
Dividends and interest receivable .................................         36,388           40,946          22,235          11,281
Receivable from adviser ...........................................             --            1,827              --              --
                                                                       -----------      -----------     -----------     -----------
Total assets ......................................................     40,182,652       29,616,630      28,499,436      13,749,641
                                                                       -----------      -----------     -----------     -----------
LIABILITIES:
Payable for withdrawals ...........................................        117,936               --          40,957              --
Payable for investments purchased .................................         93,902           46,722         282,667         253,061
Accrued advisory fee ..............................................         36,227               --          11,319           6,953
Other accrued expenses ............................................         10,405            8,555           5,722           5,453
                                                                       -----------      -----------     -----------     -----------
Total liabilities .................................................        258,470           55,277         340,665         265,467
                                                                       -----------      -----------     -----------     -----------
NET ASSETS ........................................................    $39,924,182      $29,561,353     $28,158,771     $13,484,174
                                                                       ===========      ===========     ===========     ===========

---------------
* Investments at cost .............................................    $35,937,552      $27,356,340     $24,385,532     $12,134,933




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004


                                                                         Small Cap        Small Cap     International
                                                                       Multi-Manager    Quantitative    Multi-Manager   Real Estate
                                                                           Series          Series          Series          Series
                                                                       -------------    ------------    -------------   -----------
ASSETS:
Investment in securities, at value* ................................    $36,971,961      $18,874,470    $246,227,180    $40,986,366
Cash*** ............................................................             --               --         664,872             --
Foreign currency, at value** .......................................             --               --       5,706,086             --
Receivable for contributions .......................................         74,400               --       1,003,805         57,500
Receivable for investments sold ....................................        910,889          104,197         174,195        162,046
Dividends and interest receivable ..................................         20,324           15,785         532,811        227,833
Receivable from adviser ............................................             --           15,423              --             --
                                                                        -----------      -----------    ------------    -----------
Total assets .......................................................     37,977,574       19,009,875     254,308,949     41,433,745
                                                                        -----------      -----------    ------------    -----------
LIABILITIES:
Payable for withdrawals ............................................         52,047               --         205,022        112,200
Payable for investments purchased ..................................        970,688          118,048       1,912,281        647,076
Variation margin payable on futures contracts ......................             --               --           6,851             --
Net unrealized depreciation on forward foreign currency
  exchange contracts................................................             --               --          59,764             --
Accrued advisory fee ...............................................         49,040               --         131,239         25,804
Other accrued expenses .............................................         11,887            6,843          89,064          9,997
                                                                        -----------      -----------    ------------    -----------
Total liabilities ..................................................      1,083,662          124,891       2,404,221        795,077
                                                                        -----------      -----------    ------------    -----------
NET ASSETS .........................................................    $36,893,912      $18,884,984    $251,904,728    $40,638,668
                                                                        ===========      ===========    ============    ===========

---------------
*   Investments at cost.............................................    $33,307,359      $16,455,613    $226,464,557   $38,536,073
**  Foreign currency at cost .......................................    $        --      $        --    $  5,676,162   $        --

*** $146,550 is restricted for future contracts.




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                        Series(1)        Series(1)       Series(1)       Series(1)
                                                                      -------------    ------------    -------------   ------------
INVESTMENT INCOME:
 Dividends ........................................................     $  407,502      $  314,295      $  180,069      $   99,171
 Interest .........................................................         11,819           2,181          10,635             908
 Foreign tax withheld .............................................           (972)             --              --              --
                                                                        ----------      ----------      ----------      ----------
 Total investment income ..........................................        418,349         316,476         190,704         100,079
                                                                        ----------      ----------      ----------      ----------
EXPENSES:
 Advisory fees ....................................................        272,026         116,729         168,296          54,269
 Administration and accounting fees ...............................         26,984          17,043          17,032           7,853
 Custody fees .....................................................         29,449          13,685          17,193          11,628
 Trustees' fees ...................................................          3,128           3,127           3,127           3,127
 Professional fees ................................................         18,144          17,024          17,559          16,245
 Other ............................................................          8,642          23,863           9,541          20,430
                                                                        ----------      ----------      ----------      ----------
   Total expenses before fee waivers...............................        358,373         191,471         232,748         113,552
   Fees waived.....................................................        (57,720)        (22,496)        (29,266)        (11,721)
                                                                        ----------      ----------      ----------      ----------
    Total expenses, net ...........................................        300,653         168,975         203,482         101,831
                                                                        ----------      ----------      ----------      ----------
 Net investment income (loss) .....................................        117,696         147,501         (12,778)         (1,752)
                                                                        ----------      ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY:
 Net realized gain (loss) on investments and foreign currency .....       (173,977)        (85,659)        (21,491)        121,966
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency ...............................      4,005,222       2,217,517       3,905,453       1,337,609
                                                                        ----------      ----------      ----------      ----------
 Net gain on investments and foreign currency .....................      3,831,245       2,131,858       3,883,962       1,459,575
                                                                        ----------      ----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............     $3,948,941      $2,279,359      $3,871,184      $1,457,823
                                                                        ==========      ==========      ==========      ==========

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004


                                                                         Small Cap        Small Cap     International
                                                                       Multi-Manager    Quantitative    Multi-Manager   Real Estate
                                                                         Series(1)        Series(1)        Series        Series(1)
                                                                       -------------    ------------    -------------   -----------
INVESTMENT INCOME:
 Dividends .........................................................     $  245,513      $  108,035      $ 4,415,917     $1,195,423
 Interest ..........................................................          6,743           1,228           39,723          9,932
 Foreign tax withheld ..............................................            (57)             --         (566,885)          (466)
                                                                         ----------      ----------      -----------     ----------
 Total investment income ...........................................        252,199         109,263        3,888,755      1,204,889
                                                                         ----------      ----------      -----------     ----------
EXPENSES:
 Advisory fees .....................................................        285,377          74,000        1,130,763        221,111
 Administration and accounting fees ................................         23,285          10,796          163,091         22,956
 Custody fees ......................................................         49,919          13,212          199,979         29,689
 Trustees' fees ....................................................          3,128           3,127            3,944          3,128
 Professional fees .................................................         18,042          16,515           36,055         19,737
 Other .............................................................         14,737          27,202           79,002          9,460
                                                                         ----------      ----------      -----------     ----------
   Total expenses before fee waivers................................        394,488         144,852        1,612,834        306,081
   Fees waived......................................................        (60,333)        (24,582)              --        (17,870)
                                                                         ----------      ----------      -----------     ----------
    Total expenses, net ............................................        334,155         120,270        1,612,834        288,211
                                                                         ----------      ----------      -----------     ----------
 Net investment income (loss) ......................................        (81,956)        (11,007)       2,275,921        916,678
                                                                         ----------      ----------      -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY:
 Net realized gain on investments and foreign currency .............      1,148,356         300,337       21,183,870        705,645
 Net realized gain on futures contracts ............................             --              --          263,702             --
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency ................................      3,664,602       2,418,857       13,832,025      2,450,293
                                                                         ----------      ----------      -----------     ----------
 Net gain on investments and foreign currency ......................      4,812,958       2,719,194       35,279,597      3,155,938
                                                                         ----------      ----------      -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $4,731,002      $2,708,187      $37,555,518     $4,072,616
                                                                         ==========      ==========      ===========     ==========

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                   Large Cap         Large Cap         Mid Cap           Mid Cap
                                                                 Multi-Manager     Quantitative     Multi-Manager     Quantitative
                                                                    Series            Series            Series           Series
                                                                --------------    --------------    --------------   --------------
                                                                For the Period    For the Period    For the Period   For the Period
                                                                July 1, 2003(1)   July 1, 2003(1)   July 1, 2003(1)  July 1, 2003(1)
                                                                    through           through          through           through
                                                                   June 30,          June 30,          June 30,         June 30,
                                                                     2004              2004              2004             2004
                                                                --------------    --------------    --------------   --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income (loss) ...............................    $    117,696       $   147,501      $   (12,778)      $    (1,752)
 Net realized gain (loss) on investments and
   foreign currency .........................................        (173,977)          (85,659)         (21,491)          121,966
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency .........................       4,005,222         2,217,517        3,905,453         1,337,609
                                                                 ------------       -----------      -----------       -----------
Net increase in net assets resulting from operations ........       3,948,941         2,279,359        3,871,184         1,457,823
                                                                 ------------       -----------      -----------       -----------
Transactions in beneficial interest:
 Contributions ..............................................      47,792,635        28,184,036       28,639,768        12,140,100
 Withdrawals ................................................     (11,817,394)         (902,042)      (4,352,181)         (113,749)
                                                                 ------------       -----------      -----------       -----------
Net increase in net assets from transactions in
  beneficial interest........................................      35,975,241        27,281,994       24,287,587        12,026,351
                                                                 ------------       -----------      -----------       -----------
Total increase in net assets ................................      39,924,182        29,561,353       28,158,771        13,484,174
NET ASSETS:
 Beginning of period ........................................              --                --               --                --
                                                                 ------------       -----------      -----------       -----------
 End of period ..............................................    $ 39,924,182       $29,561,353      $28,158,771       $13,484,174
                                                                 ============       ===========      ===========       ===========

---------------
(1)  Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                     Small Cap         Small Cap
                                                   Multi-Manager     Quantitative            International             Real Estate
                                                       Series           Series            Multi-Manager Series           Series
                                                   --------------   --------------     ---------------------------   --------------
                                                   For the Period   For the Period                                   For the Period
                                                   July 1, 2003(1)  July 1, 2003(1)                                  July 1, 2003(1)
                                                      through           through        Year Ended      Year Ended        through
                                                      June 30,         June 30,         June 30,        June 30,        June 30,
                                                        2004             2004             2004            2003            2004
                                                   --------------   --------------    ------------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)..................     $   (81,956)      $   (11,007)    $  2,275,921    $  1,070,354     $   916,678
 Net realized gain (loss) on investments and
   foreign currency............................       1,148,356           300,337       21,183,870      (9,718,655)        705,645
 Net realized gain (loss) on futures contracts.              --                --          263,702        (321,836)             --
 Net change in unrealized appreciation
   (depreciation) on investments and
    foreign currency...........................       3,664,602         2,418,857       13,832,025       6,841,769       2,450,293
                                                    -----------       -----------     ------------    ------------     -----------
Net increase (decrease) in net assets resulting
  from operations..............................       4,731,002         2,708,187       37,555,518      (2,128,368)      4,072,616
                                                    -----------       -----------     ------------    ------------     -----------
Transactions in beneficial interest:
 Contributions.................................      39,661,311        16,290,437      138,276,219      69,477,383      41,234,828
 Withdrawals...................................      (7,498,401)         (113,640)     (19,366,075)    (33,604,959)     (4,668,776)
                                                    -----------       -----------     ------------    ------------     -----------
Net increase in net assets from transactions in
  beneficial interest..........................      32,162,910        16,176,797      118,910,144      35,872,424      36,566,052
                                                    -----------       -----------     ------------    ------------     -----------
Total increase in net assets...................      36,893,912        18,884,984      156,465,662      33,744,056      40,638,668
NET ASSETS:
 Beginning of period...........................              --                --       95,439,066      61,695,010              --
                                                    -----------       -----------     ------------    ------------     -----------
 End of period.................................     $36,893,912       $18,884,984     $251,904,728    $ 95,439,066     $40,638,668
                                                    ===========       ===========     ============    ============     ===========

---------------
(1) Commencement of operations.










    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Large Cap Multi-Manager Series, Large Cap Quantitative Series, Mid Cap Multi-Manager Series, Mid Cap Quantitative Series, Small Cap Multi-Manager Series, Small Cap Quantitative Series, International Multi-Manager Series and Real Estate Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Futures contracts shall be valued at the most recent settlement price for the day. A forward currency contract is valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Foreign Currency Translations. The books and records of the International Multi-Manager Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

   (ii) purchases and sales of equity investment securities, divided and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The International Multi-Manager Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the International Multi-Manager Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


   Forward Foreign Currency Exchange Contracts. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Multi-Manager Series may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Multi-Manager Series may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

   Futures Transactions. The International Multi-Manager Series may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Series each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to,
   (i) the possibility that there will be an imperfect price correction between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Series could lose more than the original margin deposit required to initiate a futures transaction.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to each Series. For each Series, RSMC allocates the Series' assets among subadvisers and oversees their investment activities.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


The table below lists the Series, adviser, subadviser and the respective fee paid by the Series. For its services, RSMC and each subadviser receives a fee as follows:

                                                Fees
                                               Waived                      Advisory/Sub-Advisory Contractual Fee
                                           -------------       --------------------------------------------------------------------
LARGE CAP MULTI-MANAGER
------------------------------------------
RSMC                                          $36,922          0.40% of average daily net assets

Armstrong Shaw Associates Inc. ("ASA")           --            0.50% of the first $25 million of average daily net assets under
                                                               ASA's management;
                                                               0.45% of the next $25 million of average daily net assets under
                                                               ASA's management; and
                                                               0.40% of the average daily net asset over $50 million
                                                               under ASA's management

Montag & Caldwell, Inc. ("M&C")(1)            $20,798          0.65% of the first $10 million of average daily net assets under
                                                               M&C's management;
                                                               0.50% of the next $10 million of average daily net assets under
                                                               M&C's management;
                                                               0.35% of the next $50 million of average daily net assets under
                                                               M&C's management; and
                                                               0.25% of the average daily net assets over $70 million
                                                               under M&C's management
LARGE CAP QUANTITATIVE
------------------------------------------
RSMC                                          $22,496          0.40% of average daily net assets

Parametric Portfolio Associates, Inc.            --            0.25% of the first $20 million of average daily net assets under
("PPA")                                                        PPA's management;
                                                               0.225% of the next $20 million of average daily net assets under
                                                               PPA's management; and
                                                               0.20% of average daily net assets over $40 million under PPA's management
MID CAP MULTI-MANAGER
------------------------------------------
RSMC                                          $24,045          0.40% of average daily net assets

Bennett Lawrence Management, LLC
("BLM")(1)                                    $ 3,469          0.55% of the first $75 million of average daily net assets under
                                                               BLM's management; and
                                                               0.40% of the average daily net assets over $75 million
                                                               under BLM's management

Eubel Brady and Suttman Asset                    --            0.50% of the first $25 million of average daily net assets under
Management, Inc. ("EBSAM")(1)                                  EBSAM's management; and
                                                               0.45% of the average daily net assets over $25 million
                                                               under EBSAM's management

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                Fees
                                               Waived                      Advisory/Sub-Advisory Contractual Fee
                                           -------------       --------------------------------------------------------------------
Equity Investment Corporation ("EIC")(1)      $ 1,752          0.50% of the first $25 million of average daily net assets under EIC's management;
                                                               0.45% of the average daily net assets of the next $25
                                                               million under EIC's management; and
                                                               0.40% of the average daily net assets over $50 million
                                                               under EIC's management
MID CAP QUANTITATIVE
------------------------------------------
RSMC                                          $11,721          0.40% of average daily net assets
PPA                                              --            0.25% of the first $20 million of average daily net assets under PPA's management;
                                                               0.225% of the next $20 million of average daily net
                                                               assets under PPA's management; and
                                                               0.20% of average daily net assets over $40 million
                                                               under PPA's management
SMALL CAP MULTI-MANAGER
------------------------------------------
RSMC                                          $53,542          0.40% of average daily net assets
Batterymarch Financial Management, Inc.          --            0.70% of the first $100 million of average daily net
("BFM")                                                        assets under BFM's management; and
                                                               0.60% of the average daily net assets over
                                                               $100 million under BFM management

Systematic Financial Management, LP.          $ 6,791          0.80% of the first $25 million of average daily net assets
("SFM")(1)                                                     under SFM's management;
                                                               0.70% of the next $50 million of average daily net
                                                               assets under SFM's management; and
                                                               0.55% of the average daily net assets over $75 million
                                                               under SFM's management
SMALL CAP QUANTITATIVE
------------------------------------------
RSMC                                          $24,582          0.40% of average daily net assets
PPA                                              --            0.25% of the first $20 million of average daily net assets under PPA's management;
                                                               0.225% of the next $20 million of average daily net
                                                               assets under PPA's management; and
                                                               0.20% of average daily net assets over $40 million
                                                               under PPA's management

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                Fees
                                               Waived                      Advisory/Sub-Advisory Contractual Fee
                                           -------------       --------------------------------------------------------------------
INTERNATIONAL MULTI-MANAGER
------------------------------------------

RSMC                                             --            0.15% of average daily net assets

Goldman Sachs Asset Management, L.P.
("GSAM")                                         --            0.50% of average daily net assets

Julius Baer Investment Management Inc.
("JBIMI")                                        --            0.50% of average daily net assets

REAL ESTATE
------------------------------------------
RSMC                                             --            0.35% of average daily net assets

AEW Management and Advisors L.P.(1) ("AEW")   $9,528           0.55% of the first $25 million of average daily net assets under AEW's management;
                                                               0.45% of the next $25 million of average daily net assets under
                                                               AEW's management; and
                                                               0.35% of the average daily net assets over $50 million
                                                               under AEW's management

Real Estate Management Services Group(1)      $8,342           0.55% of the first $25 million of average daily net assets under
LLC, ("REMS")                                                  REMS management;
                                                               0.45% of the next $25 million of average daily net assets under REMS management; and
                                                               0.35% of the average daily net assets over $50 million
                                                               under REMS management


(1) Pursuant to separate fee waiver agreements, the subadvisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the subadvisory agreement.

RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent that the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series, Mid Cap Quantitative Series and Mid Cap Multi-Manager Series, and Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.00%, 1.15% and 1.25%, respectively, flowing through to the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

RSMC provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of each Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; ..05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series, except for International Multi-Manager Series. PFPC Trust Company serves as custodian to the International Multi-Manager Series.

Certain Series effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or the sub-advisers. Commissions paid on those trades from the Funds for the fiscal year ended June 30, 2004 were as follows:


Series                                                         Commissions
------                                                         -----------

Large Cap Quantitative Series .............................     $  2,810
Large Cap Multi-Manager Series ............................       95,465
Mid Cap Quantitative Series ...............................        1,142
Mid Cap Multi-Manager Series ..............................       75,116
Small Cap Quantitative Series .............................        1,745
Small Cap Multi-Manager Series ............................      226,572
Real Estate Series ........................................       96,051


4. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                      -------------    ------------    -------------   ------------
  Purchases........................................................    $47,260,849      $30,297,565     $31,490,386     $13,492,631
  Sales............................................................     12,165,515        2,951,811       8,437,388       1,484,414

                                                                        Small Cap        Small Cap     International
                                                                      Multi-Manager    Quantitative    Multi-Manager    Real Estate
                                                                          Series          Series          Series          Series
                                                                      -------------    ------------    -------------   ------------
  Purchases........................................................    $ 59,160,994    $ 18,610,597    $ 329,450,976   $ 43,253,425
  Sales............................................................      27,971,074       2,485,766      211,059,359      7,266,012


5. FINANCIAL HIGHLIGHTS.


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  LARGE CAP MULTI-MANAGER SERIES
  Total Return..................................................        12.20%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.04%*
    Excluding expense limitations ..............................         1.24%*
   Net investment income........................................         0.41%*
  Portfolio Turnover Rate.......................................           42%**

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  LARGE CAP QUANTITATIVE SERIES
  Total Return..................................................        14.80%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         0.93%*
    Excluding expense limitations ..............................         1.05%*
   Net investment income........................................         0.81%*
  Portfolio Turnover Rate.......................................           15%**


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  MID CAP MULTI-MANAGER SERIES
  Total Return..................................................        20.70%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.12%*
    Excluding expense limitations ..............................         1.28%*
   Net investment loss..........................................       (0.07)%*
  Portfolio Turnover Rate.......................................           48%**


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  MID CAP QUANTITATIVE SERIES
  Total Return..................................................        24.10%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.22%*
    Excluding expense limitations ..............................         1.36%*
   Net investment loss..........................................       (0.02)%*
  Portfolio Turnover Rate.......................................           17%**

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  SMALL CAP MULTI-MANAGER SERIES
  Total Return..................................................        27.40%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.35%*
    Excluding expense limitations ..............................         1.58%*
   Net investment loss..........................................       (0.33)%*
  Portfolio Turnover Rate.......................................          109%**


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  SMALL CAP QUANTITATIVE SERIES
  Total Return..................................................        29.30%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.04%*
    Excluding expense limitations ..............................         1.26%*
   Net investment loss..........................................       (0.10)%*
  Portfolio Turnover Rate.......................................           20%**



                                                                                                                    For the Period
                                                                           For the Fiscal Years Ended June 30,   November 1, 1999(1)
                                                                           -----------------------------------         through
                                                                            2004     2003     2002      2001        June 30, 2000
                                                                            -----   -----    ------    ------    ------------------
  INTERNATIONAL MULTI-MANAGER SERIES
  Total Return............................................................  29.36%  (8.39)%  (14.27)%  (27.48)%         20.7%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations.........................................   0.93%   1.11%     1.07%     0.99%          0.95%*
    Excluding expense limitations.........................................   0.93%   1.11%     1.07%     1.05%          0.95%*
   Net investment income..................................................   1.31%   1.53%     0.50%     0.62%          0.92%*
  Portfolio Turnover Rate.................................................    129%    148%       91%       86%            57%**

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                                    For the Period
                                                                    July 1, 2003(1)
                                                                       through
                                                                    June 30, 2004
                                                                    --------------
  REAL ESTATE SERIES
  Total Return..................................................        19.80%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ..............................         1.18%*
    Excluding expense limitations ..............................         1.25%*
   Net investment income........................................         3.74%*
  Portfolio Turnover Rate.......................................           29%**

  ---------------
   *   Annualized.
   **  Not annualized.
   (1) Commencement of operations.

6. COMMITMENTS. At June 30, 2004, the International Multi-Manager Series had entered into forward foreign currency exchange contracts, which contractually obligate the Series to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                   Net Unrealized
                                                                      Contract       Value at       Appreciation
 Settlement Date                          Currency Bought              Amount      June 30, 2004   (Depreciation)
---------------------              -----------------------------    -----------    -------------   --------------
August 2004                        1,804,100 Australian Dollar      $ 1,241,690     $ 1,246,816       $  5,126
August 2004                        1,038,300 Euro Dollar              1,259,842       1,263,312          3,470
September 2004                     1,311,530,400 Japanese Yen        12,033,493      12,008,098        (25,395)
September 2004                     3,407,700 U.K. Pound Sterling      6,182,590       6,139,179        (43,411)



                                                                 Contract       Value at      Net Unrealized
 Settlement Date                         Currency Sold            Amount      June 30, 2004    Appreciation
---------------------              --------------------------    ----------    -------------   --------------
August 2004                          22,645,000 Czech Koruna     $  862,667    $  862,221         $  446


7. FINANCIAL FUTURES CONTRACTS. At June 30, 2004, the International Multi-Manager Series had open financial futures contracts as follows:


                                                                           Expiration      Unrealized
    Contracts to Buy                                    Notional Cost         Date        Gain (Loss)
---------------------------------------                 -------------    --------------   -----------
 3 CAC 40 10 Euro Index Futures                            $136,563        July 2004          $(296)
 1 Dax Index Futures                                        124,311      September 2004       1,940
19 DJ Euro Stoxx 50 Index Futures                           651,187      September 2004        (160)
10 FTSE 100 Index Futures                                   810,816      September 2004      (6,088)
 1 Hang Seng Index Futures                                   78,784        July 2004            977
 3 SPI 200 Index Futures                                    184,739      September 2004       1,069
 6 TOPIX Index Futures                                      654,630      September 2004      13,279
 1 MIB 30 (FIB 30) Index Futures                            172,332      September 2004         (16)

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Series' net assets.

8. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================



TO THE TRUSTEES AND BENEFICIAL INTEREST HOLDERS OF WT INVESTMENT TRUST I:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Large Cap Multi-Manager Series, Large Cap Quantitative Series, Mid Cap Multi-Manager Series, Mid Cap Quantitative Series, Small Cap Multi-Manager Series, Small Cap Quantitative Series, International Multi-Manager Series, and Real Estate Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers or by alternate procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board.                                                                          Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                Principal              Fund              Other
                              Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                               Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age         Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------         ------------   ------------------------    ----------------------    -------------   ----------------
WILLIAM P. RICHARDS, JR.(2)   Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                       resignation or removal.     Roxbury Capital                           Foundation;
Suite 1000                                   Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                       1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                     1998, Principal, Roger                    Museum of
                                                                         Engemann &                                Los Angeles
                                                                         Associates (investment                    County
                                                                         management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.

---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas
                                                                        Philadelphia Stock                        Corporation of
                                                                        Exchange from 1981 to                     America
                                                                        1997.                                     (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

MARK A. SARGENT              Trustee        Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                         resignation or removal.     Law, Villanova                            Low Volatility
                                            Trustee since November      University School of                      Fund of Funds;
                                            2001.                       Law since July 1997.                      St. Thomas More
                                                                        Associate Dean for                        Society of
                                                                        Academic Affairs                          Pennsylvania.
                                                                        University of Maryland
                                                                        School of Law from
                                                                        1994 to 1997.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                  Principal               Fund            Other
                                 Position(s)         Term of Office             Occupation(s)            Complex      Directorships
                                  Held with           and Length of              During Past           Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------           --------------   ----------------------    -----------------------    -------------   -------------
ERIC K. CHEUNG                  Vice President   Shall serve at the        Vice President,                 N/A        N/A
Date of Birth: 12/54                             pleasure of the Board     Wilmington Trust
                                                 and until successor is    Company since 1986;
                                                 elected and qualified.    and Vice President and
                                                 Officer since October     Director of Rodney
                                                 1998.                     Square Management
                                                                           Corporation since
                                                                           2001.

JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the        Vice President, Rodney          N/A        N/A
Date of Birth: 1/57                              pleasure of the Board     Square Management
                                                 and until successor is    Corporation since
                                                 elected and qualified.    1992.
                                                 Officer since November
                                                 1999.

FRED FILOON                     Vice President   Shall serve at the        Senior Vice President,          N/A        N/A
520 Madison Avenue                               pleasure of the Board     Cramer Rosenthal
New York, NY 10022                               and until successor is    McGlynn, LLC since
Date of Birth: 3/42                              elected and qualified.    1989.
                                                 Officer since August
                                                 2000.

JOHN R. GILES                   Vice President   Shall serve at the        Senior Vice President,          N/A        N/A
Date of Birth: 8/57             and Chief        pleasure of the Board     Wilmington Trust
                                Financial        and until successor is    Company since 1996.
                                Officer          elected and qualified.
                                                 Officer since December
                                                 1999.

PAT COLLETTI                    Vice President   Shall serve at the        Vice President and              N/A        N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board     Director of Investment
Wilmington, DE 19809                             and until successor is    Accounting and
Date of Birth: 11/58                             elected and qualified.    Administration of
                                                 Officer since May         PFPC Inc. since 1999.
                                                 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the        Officer, Wilmington             N/A        N/A
Date of Birth: 8/65                              pleasure of the Board     Trust Company since
                                                 and until successor is    1998. Officer, Rodney
                                                 elected and qualified.    Square Management
                                                 Officer since November    Corporation since 1992.
                                                 2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              --------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              --------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                               PFPC Trust Company
                              --------------------




This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Strategic Allocation Funds.


WSAF-ANN-6/04


                                                                     WILMINGTON
                                                                          FUNDS






 Strategic Allocation Funds





            o   Large Cap Strategic Allocation


            o   Mid Cap Strategic Allocation


            o   Small Cap Strategic Allocation


            o   International Multi-Manager


            o   Real Estate




                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0% and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the quarter, the Fed raised interest rates 0.25% from 1.0% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   While the upward trend in inflation and interest rates have acted as negative influences on stock prices, corporate profit advances have far surpassed that influence, which has resulted in an improvement of stock prices on the order of 19% to 34%. Performing best among the major stock index categories have been small cap stocks (up 33.4%) and international stocks (up 32.4%). Less robust, but still impressive, gains have been made by large cap stocks which advanced 19%. Real estate investments (as proxied by the NAREIT Index) rose 27.1%.

   It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
WILMINGTON SHORT/INTERMEDIATE BOND AND WILMINGTON BROAD MARKET BOND PORTFOLIOS

   The Wilmington Short/Intermediate Bond Portfolio and Wilmington Broad Market Bond Portfolio (the "Portfolios") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Portfolios is the exposure to interest rate risk. The Wilmington Short/Intermediate Bond Portfolio has a lower risk exposure to interest rates and finished the fiscal year with an effective duration of 3.30 years. The Wilmington Broad Market Bond Portfolio had an effective duration of 4.72 years at the same point in time.

   While the period covered by this report ended with the much anticipated initial interest rate hike by the Fed on June 30, 2004, the fact of the matter is that the past year had already experienced a fairly significant increase in rates. Two-Year Treasury securities started the fiscal year with a yield of 1.31% and saw this yield level more than double to finish the annual period at a rate of 2.71%. Ten-Year Treasury securities also increased in yield but not quite as much as shorter maturity securities. The Ten-Year Treasury started the past fiscal year at a 3.53% yield and finished a year later at 4.61%, up 108 basis points. Thus, the past year witnessed a fairly intense bear market for the bond market even though the Fed began their part at the very end of the period. With the bear market in effect, both Portfolios unfortunately lost money over the past year. The Wilmington Short/Intermediate Bond Portfolio had a negative total return of (0.22)%, which trailed the loss posted by the Lehman Intermediate Government/Credit Index of (0.05)%, as well as the mean return of the funds in the Lipper Short/Intermediate Investment Grade Universe that had a loss of (0.02)%. The Wilmington Broad Market Bond Portfolio had a total return of (1.13)%, which trailed just behind the (0.71)% loss by the Lehman Government/Credit Index, and also fell behind the mean return of funds in the Lipper Intermediate Investment Grade Universe that gained 0.18% over the past year. Portfolio returns are net of expenses, which averaged approximately 0.60% per year over the past 5 years.

   Given our investment approach of providing shareholders with a broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk, a modest under performance relative to the costless index has been a consistent part of our performance history. The performance variance against the index of the Short/Intermediate Bond Portfolio over the past year falls well within the variance against the index seen over the past five years. Another way to look at our performance is to compare ourselves to other fund managers who are also confronting similar expense structures. This is accomplished through comparisons to the Lipper Universe. For both the Broad Market Bond and the Short/Intermediate Bond Portfolios, we have positioned them to be slightly longer in average maturity than most of their peers. Given a positively shaped yield curve, this will allow our portfolios to gain a modest income advantage versus their peers. Over a market cycle, the added income will work to the advantage of our shareholders and allow our performance to compare favorably against our peers. This has taken place as demonstrated by the five year record ended on June 30, 2004, where the Short/Intermediate Bond Portfolio ranked in the top 23rd percent versus the Lipper Short/Intermediate Investment Grade Universe while the Broad Market Bond Portfolio ranked in the top 32nd percent versus the Lipper Intermediate Investment Grade Universe based on total return with dividends and distributions reinvested. Over the past ten years, the Short/ Intermediate Bond Portfolio also ranked in the top 23rd percent

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

versus the Lipper Short/Intermediate Investment Grade Universe. The more aggressive maturity positioning also means that our performance will tend to trail our peers during bear markets and is consistent with exactly what happened over the past year. During the past year, the Short/Intermediate Bond Portfolio ranked in the 52nd percent versus the Lipper Short/Intermediate Investment Grade Universe while the Broad Market Bond Portfolio ranked in the 89th percent versus the Lipper Intermediate Investment Grade Universe.

   We will now take a closer look at the past year and the events which contributed to our performance.

   Perhaps the most distinctive characteristic of the third quarter 2003 was the "Big U-Turn" made by interest rates. The quarter began with interest rates following the trend towards higher rates established late in the second quarter. Evidence had been building that the economic recovery was taking place, driven largely by improvements in productivity, consumer spending, lower interest rates and tax relief. With interest rates having fallen to extreme low levels in the second quarter, the rebound in the face of improving economic fundamentals was devastating to bond holders. Yields on Ten-Year Treasuries rose almost 100 basis points in July alone. Total returns for July were down by 300 to 400 basis points leaving only the months of October 1979 and February 1980 with worse single month performances over the past 30 years. Ironically, both of those past periods took place in the middle of the Fed's attempt to reign in the runaway inflation of the late 1970's, while July 2003's rout was started by the Fed's diametrically opposed concerns over deflation.

   The third quarter would have gone into the history books with the wounds from July clearly visible were it not for the major rebound in September. Two factors helped to reverse much of the damage from July. First, many pieces of economic information came in below expectations. The data still suggested that the economy was expanding, but nearly 80% of the reports released from late August into September fell below the consensus expectation. The second factor was probably the more important and related to the lack of any sort of recovery taking place in employment. The rebound from the 1991 recession introduced us to the "jobless recovery," but even with that experience to guide us, the current expansion has proven very frustrating. The September employment report was particularly difficult for the market to absorb as it showed 93,000 jobs lost in August. This was the seventh consecutive month that non-farm payrolls declined and the pattern appeared to be getting worse. The inability to create jobs became a major concern and led to a steady decline in yields over the month of September. After having risen above 4.60%, Ten-Year Treasury yields fell throughout September returning to levels below 4.00% as the quarter came to a close. With this strong finish, the bond market completed the quarter largely obscuring most of the difficulties encountered during July.

   While there was significant volatility in Treasury yields, other parts of the fixed income market were actually experiencing declining volatility. The corporate bond market extended its strong performance during 2003. During the quarter, spreads continued to tighten with the overall Lehman Credit Index reaching an average Option Adjusted Spread of 104 basis points. However, this was an improvement of only about 11 basis points during the quarter. The big spread movements are largely behind us, leaving us with a market that is much calmer. The strong performances turned in during the year by the corporate bond market started out with investors attracted to the high yield levels available with little emphasis on the underlying credit quality. With corporate profits improving, this picture has changed. Cash flow generation and debt levels have improved, validating the market's expectations earlier in the year that fundamentals would ultimately improve.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The Wilmington Short/Intermediate Bond Portfolio outperformed its index during the third quarter of 2003 with a return of (0.01)%, while the Lehman Intermediate Government/Credit Index returned (0.02)% over the same time period. The Wilmington Broad Market Bond Portfolio finished just behind its benchmark returning (0.68)% versus (0.50)% for the Lehman Government/Credit Index. The volatile environment made it difficult to make significant shifts in the portfolio positions. Generally speaking, the interest rate sensitivity of the Portfolios were reduced early on in the quarter. During August, the curve flattening environment worked well for both Portfolios as the belly of the curve proved to be fairly expensive and the Portfolios were underweighted relative to their indices in this area. Corporate bond holdings were helped by the strong performance of the auto sector and cable and media. Spreads on Ford and General Motors contracted as auto sales held up very well. The strength of the September rally in the bond market caught us a bit by surprise. A modest rebound off of the over-sold levels reached in July and August was not surprising but retracing over 50% of the entire market movement since the middle of June was well beyond our expectations. We reduced our defensive positioning with regards to our rate sensitivity but still this was not enough to allow us to participate fully in the rally. The corporate bond market also turned in another good month but, in this area, we again found ourselves under represented in the sectors which moved the most.

   The fixed income markets coasted into the end of the year finishing inside of a price range that held for much of the final quarter of the year. As the third quarter ended, the bond market seemed poised to enter a period of low volatility and indeed, this is precisely what took place. As we finished the month of September, the market was nearing the top of a fairly significant six week rally that positioned prices on the rich side. Given that the market's retreat from these levels took place in the final quarter, total returns for the fourth quarter were breakeven to slightly positive despite the fact that the market spent most of the time trading within a well defined range. For the Ten-Year Treasury Note, this range was bound by 4.46% and 4.13%, a 33 basis point spread. Overall returns for the year were modest by the standards of the previous years, but still provided considerably better results than investments in cash equivalents. Real returns over inflation were also quite positive. Over the course of the year, interest rates finished higher with the yield curve flattening for maturities beyond 5 years, but steepening inside of this range. The Five-Year Treasury Note added 51 basis points to finish the year at a yield of 3.25%. Both the Two-Year Treasury Note and the 30 Year Bond experienced smaller increases, up 22 and 31 basis points, respectively.

   On the taxable side, the stellar performer continued to be the corporate bond market. The Lehman Credit Index finished the quarter up 0.50%, capping a year that featured a very handsome return of 7.70%. Throughout the year, investors responded to the building improvement in the economy by taking on credit risk in their portfolios. Spreads narrowed with the Option Adjusted Spread on the Lehman Credit Index finishing the year at 90 basis points, nearly halving the 169 basis point spread that existed at the end of 2002. The credit rating agencies provided support to the improving environment by substantially reducing the number of downgrades made during the year. Both S&P and Moody's had cut the number of downgrades by over 50% from 2002. Upgrades continued to be difficult to achieve, but both agencies have been quietly adding to their list of potential positive actions for 2004. Improving fundamentals were only part of the story. Despite improving prospects for capital expenditures, corporate treasurers remained cautious, using internal sources of financing to meet many of these needs. As a result, corporate bond issuance was only modestly ahead of 2002 levels for high grade corporate bonds. In another indication of improving market conditions, issuance of high yield bonds increased substantially, up over 125%

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

from 2002 levels. Positive forces from both technical and fundamental sources contributed to the performance of the corporate market, which finished the year with excess returns of 5.27% above the Treasury market.

   The Wilmington Short/Intermediate Bond Portfolio slightly underperformed its index during the fourth quarter of 2003 with a return of (0.04)%, while the Lehman Intermediate Government/Credit Index returned 0.06% over the same time period. The Wilmington Broad Market Bond Portfolio finished just behind its benchmark returning (0.08)% versus (0.02)% for the Lehman Government/Credit Index. The market continued its back and forth maneuvering, leading to small shifts in interest rate sensitivity. During the fourth quarter, yields were enhanced through the acquisition of several holdings in the lower end of the investment grade credit universe including Shering-Plough, Sprint and Liberty Media.

   At the outset of 2004, the predominant view among investment experts was that 2004 was not going to be a great year for bonds as rising interest rates were expected to sap principal values. However, as the quarter unfolded, the bond market refused to buckle and in fact actually experienced a subtle but firm rally. When all was said and done, Treasury yields fell to levels that were last seen during the summer of 2003 and which were not expected to be seen again in this cycle. The Ten-Year Treasury Note dropped 41 basis points to finish the quarter with a yield of 3.84%. This was off the low yield level of 3.69% achieved in mid-March. With yield levels down across the yield curve, total returns were enhanced by a considerable contribution from principal value increases.

   The factors that assisted the bond market were largely technical in nature. These started with the Federal Reserve's easy monetary policy, which was strongly affirmed by Chairman Greenspan at his semiannual Congressional testimony on the economy. Mr. Greenspan made it abundantly clear during his Humphrey Hawkins testimony that the Fed was in no hurry to raise rates. For bond investors this was a green light to take advantage of the steep yield curve. Employing what is known as a "Carry Trade", investors felt free to invest as much money as they wanted in 2 to 5 year maturity securities while financing the transaction with borrowed money at a cost of only 1%. Technical support to the market was also found from foreign buyers of government securities particularly from investors in Japan and China. A cheapening dollar forced Asian central banks to intervene and keep their own currencies from gaining too much value which could threaten their export driven economies. Buying U.S. Dollars as part of their plan, allowed these banks to reinvest the dollars in Treasury and Agency securities thereby adding to the technical buying behind the market. The technical picture was further helped by mortgage-backed investors reacting to lower rates by also buying bonds to offset the threats posed by increasing pre-payments on their mortgage holdings.

   Fundamental factors tended to work against the bond market's performance but the lack of employment growth put the Fed on hold thus eliminating the threat of higher rates due to the improving economy. Poor employment growth was the major economic topic during the quarter as it gained considerable notoriety on both the economic and political stages. Productivity growth and, to a lesser extent, competition from foreign labor contributed to the very lackluster improvements in job creation experienced during this recovery.

   The equity market and the corporate bond markets have been sharing investment performance trends and this continued into the first quarter. Both markets produced excellent results in 2003 but started 2004 on a much slower pace. At the end of the first quarter, the average option adjusted spread on the Lehman Credit Index was virtually unchanged from the end of 2003 at 90 basis points. Profit growth has been strong enough for many companies to

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

self finance their capital expenditures allowing balance sheets to avoid more debt burdens while keeping corporate supply to a minimum.

   The Portfolios had their most difficult quarter relative to their benchmarks during this period. The Wilmington Short/Intermediate Bond Portfolio underperformed its index during the first quarter of 2004 with a return of 2.26%, while the Lehman Intermediate Government/Credit Index returned 2.48% over the same time period. The Wilmington Broad Market Bond Portfolio also trailed its benchmark, returning 2.81% versus 3.08% for the Lehman Government/ Credit Index. The Portfolios were defensively positioned against higher rates during much of the quarter as the technical factors pushing the market higher were viewed as temporary factors that would likely give ground in the face of improving fundamentals, particularly if employment growth should begin to materialize.

   This strategy proved to be correct as the second quarter of 2004 opened with a "sea change" report from the Labor Department. Employment growth in March skyrocketed to over 300,000 new jobs, putting to rest all concerns over a jobless recovery. The market reactions were swift and decisive as yield levels moved higher throughout April. The Ten-Year Treasuries added 78 basis points to finish the quarter at 4.61%, up from 3.83% at the start of the quarter. As the quarter evolved, further statistics on job growth confirmed the recovery in the labor markets. However, the markets began to confront a new threat as fears of inflation took center stage in June. Firm commodity prices, particularly in oil and gasoline, were the source of most of these fears. Expectations regarding the Fed shifted dramatically as the thought at the beginning of the quarter that the Fed would not raise rates during 2004 quickly gave way to the new reality. By the middle of the quarter, the market was fairly certain that the Fed would start raising rates in late June, a move that in fact took place as the quarter ended.

   For the corporate bond market, treading water became more common place. The average option adjusted spread on the Lehman Credit Index was 93 basis points at quarter end, an expansion of 2 basis points from the end of March 2004.

   The Wilmington Short/Intermediate Bond Portfolio outperformed its index during the second quarter of 2004 with a return of (2.37)%, while the Lehman Intermediate Government/Credit Index returned (2.52)% over the same time period. The Wilmington Broad Market Bond Portfolio finished ahead of its benchmark returning (3.09)% versus (3.17)% for the Lehman Government/Credit Index. The strong relative performance stemmed from two major strategic moves. First, the Portfolios were defensively positioned relative to the interest rate sensitivity of the respective benchmarks. The durations were held between 5% and 10% below the index durations during the dramatic rise in rates. Second, the Portfolios were positioned with a modest barbell exposure, more heavily weighted using long- and short-term securities but under exposed to middle maturities, to perform better during a flattening of the yield curve.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the Wilmington Short/Intermediate Bond Portfolio ("Short/Intermediate") with that of the Lehman Intermediate Government/Credit Index ("Lehman Inter. Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with a maturity range between 1 and 10 years and the Merrill Lynch 1 - 10 Year U.S. Treasury Index ("Merrill Lynch 1 - 10 Yr."), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years, for the ten years ended June 30, 2004.* You cannot invest in an index.

-----------------------------------------------------------------
                                   Average Annual Total Return
                               ----------------------------------
                               1 Year         5 Year      10 Year
                               ------         ------      -------
Short/Intermediate             (0.22)%        6.33%        6.46%
Merrill Lynch 1-10 Yr.         (0.40)%        6.00%        6.44%
Lehman Inter Govt./Credit      (0.05)%        6.75%        6.90%
-----------------------------------------------------------------


                               [GRAPHIC OMITTED]


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the Wilmington Broad Market Bond Portfolio ("Broad Market Bond") and its predecessor, the Bond Fund (a collective investment fund), with that of the Lehman Government/Credit Index ("Lehman Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with maturities no less than 1 year and the Merrill Lynch U.S. Treasury Master Index ("Merrill Lynch U.S. Treasury"), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years, for the ten years ended June 30, 2004.* You cannot invest in an index.

-----------------------------------------------------------------
                                   Average Annual Total Return
                               ----------------------------------
                               1 Year         5 Year      10 Year
                               ------         ------      -------
Broad Market Bond              (1.13)%        6.59%        6.86%
Merrill Lynch U.S. Treasury    (1.49)%        6.63%        7.10%
Lehman Govt./Credit            (0.71)%        7.10%        7.43%
-----------------------------------------------------------------

                               [GRAPHIC OMITTED]




---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON SHORT-TERM INCOME PORTFOLIO

   We are pleased to present the first annual report on the Wilmington Short-Term Income Portfolio ("Portfolio"), which commenced operations on July 1, 2003. The Portfolio is designed to provide for a high level of current income while limiting principal value fluctuations by investing in securities with maturities or average lives that are less than five years. The Portfolio is expected to invest primarily in short-term investment grade bonds, but it may invest up to 20% in securities that are below investment grade ratings by Standard & Poor's or Moody's.

   Since its inception on July 1, 2003, the Portfolio has grown steadily reaching $49.6 million by June 30, 2004. For the period July 1, 2003 through June 30, 2004, the Portfolio had a total return of (0.06)%, compared with a 0.08% return of the Merrill Lynch 1-5 Year Treasury Index.

   Details on the taxable market conditions faced by the Portfolio have been provided in the previous discussion of the Short/Intermediate Bond and Broad Market Bond Portfolios.

   For much of the first half of the period covered by this report, the primary investment activity was to invest the initial cash into the market. The tight spreads on corporate bonds and relatively low rates led us to a cautious strategy in building the portfolio. At December 31, 2003, the Portfolio held a disproportionate amount of short-term money market instruments totaling approximately 27%. As interest rates headed higher during the last half of 2003, the Portfolio benefited from having the cash balances which were protected from any principal erosion due to the movement in rates. The Portfolio had a total return from July 1, 2003 (commencement of operations) to December 31, 2003 of 0.30% versus a return of 0.25% for the Merrill Lynch 1-5 Year Treasury Index.

   The first quarter of 2004 was a difficult period for the Portfolio as the unexpected rally caught the Portfolio still underinvested. Efforts proceeded throughout the quarter to reach normal investment levels and these were largely complete by the end of the quarter. Cash levels had been trimmed to 10% and the duration of the Portfolio was set at 2.17 years versus 2.39 years for the Merrill Lynch 1-5 Year Treasury Index, a variance to the benchmark that was consistent with our strategic positioning. For the quarter, the Portfolio had a total return of 1.25% versus 1.53% for the Merrill Lynch 1-5 Year Treasury Index.

   The short position served the Portfolio well during the second quarter of the 2004 when rates headed significantly higher. The total return for the Portfolio was negative for the quarter at (1.58)%, but this was ahead of the benchmark return showing a loss of (1.67)%.

   At the end of the fiscal year, the Portfolio had roughly 75% of its assets invested in corporate bonds. The corporate bond exposure has provided significant income enhancement to Portfolio's performance, although spread levels have not changed significantly. Some positive performers have included Tyco and Hertz.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the Wilmington Short-Term Income Portfolio ("Short-Term Income") with that of the Merrill Lynch 1-5 Year Treasury Index ("Merrill 1-5"), an unmanaged index that consists of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years, since the Portfolio's commencement of operations on July 1, 2003.* You cannot invest in an index.

---------------------------------------
                         Total Return
                       Since Inception
                          (7/1/03)
                       ---------------
Short Term Income          (0.06)%
Merrill Lynch 1-5 Yr.       0.80%
---------------------------------------


                               [GRAPHIC OMITTED]




---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MUNICIPAL BOND PORTFOLIO

   The Wilmington Municipal Bond Portfolio (the "Portfolio") is an intermediate, high quality fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

   Performance for the Portfolio for the year was (0.64)% (net of fees), compared to the Lipper Intermediate Municipal Debt Funds peer group of 0.02% and the Lehman Quality Intermediate Index of 0.36%. This underperformance was largely the result of the Portfolio's defensive position versus the Index.

   At the start of the third quarter, we felt that the economy was on track and that the historically low interest rate environment was vulnerable to a correction. Unfortunately, this correction over the last twelve-month period essentially happened in July 2003 with the remaining eleven-month period proving to be a large V shaped yield movement with the bottom of yields in the 5, 10, and 15-year municipal bonds being reached in February 2004. Volatility played a role during the first six months, but it was more muted in the fourth quarter versus the previous quarter and the overall theme was still a bumpy retracement from the yield levels of July 2003.

   While there were themes each quarter that were true for the entire year, one theme was unique to the first quarter of 2004 - new issue supply. January and February experienced decreases in supply by 37% and 27%, respectively. But in March, new issue supply surged, jumping 36% versus March of 2003. While the lack of participation by retail buyers was not a problem for the municipal market in January and February, the surge in supply left a severe imbalance and caused the municipal market to fall much harder than the taxable markets in March.

   The theme for the second quarter of 2004 was employment data. This was the last piece of the economic recovery that had been missing and its weakness had formed the basis for the rally leg of our V-shaped yield pattern for the year. When it became apparent that hiring had picked up significantly and that the economic recovery appeared to be self-sustaining, the rally collapsed and yields retraced back to their July 2003 highs.

   Our defensive strategy of maintaining a shorter duration than our target indices punished the Portfolio's performance until March when our economic forecast for a robust recovery and rising interest rates was finally validated.

   In addition to our defensive duration strategy, we also made two sector allocation changes. Our first strategic change was a state reallocation. We decided to modestly overweight the Portfolio in California General Obligation (G.O.) bonds. Prior to the third quarter of 2003, we had been significantly underweighted in California debt versus our indices, but the value offered by California G.O. bonds and our own analysis of the long-term financial health of California warranted this change in philosophy. We purchased California bonds throughout the period as inventory and relative value metrics indicated. In the short run, this hurt our performance versus the indices as spreads on California bonds widened after Moody's December 2003 downgrade. The Portfolio has since been amply rewarded as California was upgraded to A3 by Moody's in May 2004 and spreads versus the AAA-rated MMD scale have narrowed materially since our purchases.

   At the end of the third quarter, we implemented another strategic move after re-evaluating the Portfolio's longer-dated Tobacco Settlement Revenue (TSR) bonds. During 2003, conditions changed that warranted our

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

selling a tobacco bond in September at a loss. In the last year, two important components of the Master Settlement Agreement (MSA), the collateral securing these bonds, have come under stress that was not modeled by the rating agencies or our initial analysis of these bonds. The domestic consumption rate for cigarettes has fallen significantly faster than anticipated and the market share of cigarettes sold by manufacturers not participating in the MSA has increased dramatically faster than modeled. When we ran new simulations through our payment models, we found a TSR bond we owned was at potential risk if these conditions persisted going forward. We deemed it was in the best interest of shareholders to sell this bond. Our remaining TSR bond structures were found to remain sound under even the most aggressive assumptions. During the remaining months of 2003, the TSR bond we sold rallied significantly as the continuing low rate environment coupled with yield hungry retail investors that are unable to differentiate between "good" and "bad" TSR bond structures has produced a "rising tide that has lifted all ships". Since we have sold our bonds, more event risk has surfaced with TSR bonds as several lawsuits with merit that challenge the MSA have begun to work their way through the court system.

   On June 30, 2004, the Portfolio had an average effective maturity of 5.12 years, a duration of 4.72 years, and an average coupon of 5.05%, versus the target Lehman Quality Intermediate Index, which had an average effective maturity of 5.47 years, a duration of 5.09 years and an average coupon of 5.14%. Given the V-shaped yield history over the twelve-month period discussed earlier, our defensive positioning resulted in our underperformance as the yield component of total return dominated the price component for the period.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the Wilmington Municipal Bond Portfolio ("Municipal Bond") with that of the Lehman Quality Intermediate Municipal Bond Index ("Lehman Muni"), an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal, for the ten years ended June 30, 2004. * You cannot invest in an index.

-----------------------------------------------------------------
                                   Average Annual Total Return
                               ----------------------------------
                               1 Year         5 Year      10 Year
                               ------         ------      -------
Municipal Bond Portfolio       (0.64)%        4.63%        5.13%
Lehman Quality Inter.
  Muni Index                    0.36%         5.56%        5.81%
-----------------------------------------------------------------


                               [GRAPHIC OMITTED]



---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                    Sincerely,

                                                    /s/ Robert J. Christian
                                                    Robert J. Christian
                                                    President

July 12, 2004









You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling 1-800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers of each of the Fund's Portfolios. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                             Short/
                                                                          Intermediate    Broad Market     Municipal     Short-Term
                                                                              Bond            Bond           Bond          Income
                                                                            Portfolio       Portfolio      Portfolio     Portfolio
                                                                          ------------    ------------    -----------   -----------
ASSETS:
Investment in Series, at value ........................................   $189,323,291     $89,252,478    $63,230,695   $49,689,895
Receivable for Portfolio shares sold ..................................          7,290           1,045        195,014       225,000
Receivable for investment in Series withdrawn .........................         33,691               4            200       123,616
                                                                          ------------     -----------    -----------   -----------
Total assets ..........................................................    189,364,272      89,253,527     63,425,909    50,038,511
                                                                          ------------     -----------    -----------   -----------
LIABILITIES:
Dividends payable .....................................................        534,342         293,211        146,204        89,450
Payable for Portfolio shares redeemed .................................         33,691               4            200       123,616
Payable for investment in Series ......................................          7,290           1,045        195,014       225,000
Accrued expenses ......................................................         46,826          24,611         15,414         6,385
                                                                          ------------     -----------    -----------   -----------
Total liabilities .....................................................        622,149         318,871        356,832       444,451
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $188,742,123     $88,934,656    $63,069,077   $49,594,060
                                                                          ============     ===========    ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $187,307,906     $86,259,009    $63,102,064   $50,372,979
Undistributed net investment income ...................................         69,374          29,441             --            --
Accumulated net realized gain (loss) on investments ...................        141,230         497,964        (41,383)       29,352
Net unrealized appreciation (depreciation) on investments .............      1,223,613       2,148,242          8,396      (808,271)
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $188,742,123     $88,934,656    $63,069,077   $49,594,060
                                                                          ============     ===========    ===========   ===========
NET ASSETS BY SHARE CLASS
 Institutional Shares .................................................   $188,518,892     $88,934,656    $63,069,077   $49,594,060
 Investor Shares ......................................................        223,231              --             --            --
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $188,742,123     $88,934,656    $63,069,077   $49,594,060
                                                                          ============     ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
 Institutional Shares .................................................     18,524,709       8,981,698      4,929,014     5,057,417
 Investor Shares ......................................................         22,148              --             --            --
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares .................................................         $10.18           $9.90         $12.80         $9.81
 Investor Shares ......................................................         $10.08           $  --         $   --          $ --



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                              Short/
                                                                           Intermediate    Broad Market     Municipal    Short-Term
                                                                               Bond            Bond           Bond         Income
                                                                             Portfolio       Portfolio      Portfolio   Portfolio(1)
                                                                           ------------    ------------    -----------  ------------
NET INVESTMENT INCOME FROM SERIES:
 Interest ..............................................................    $ 7,905,160     $ 4,703,414    $ 1,992,369   $1,004,978
 Dividends .............................................................             --           6,974             --           --
 Securities lending ....................................................         38,948          15,895             --           --
 Expenses ..............................................................       (927,986)       (507,628)      (312,857)    (221,621)
                                                                           ------------    ------------    -----------   ----------
   Net investment income from Series....................................      7,016,122       4,218,655      1,679,512      783,357
                                                                            -----------     -----------    -----------   ----------
EXPENSES:
 Administration and accounting fees ....................................         67,161          54,000         54,000       54,000
 Transfer agent fees ...................................................         71,815          40,492         26,435       17,611
 Reports to shareholders ...............................................         53,969          23,835         19,654       21,980
 Trustees' fees ........................................................         12,116          12,101         11,719        9,939
 Distribution fees -- Investor Shares ..................................            724              --             --           --
 Registration fees .....................................................         19,913          20,141         19,470       31,244
 Professional fees .....................................................         16,315          13,803         11,438       10,610
 Other .................................................................         11,831           8,023          5,762        3,513
                                                                            -----------     -----------    -----------   ----------
   Total expenses before fee waivers and expense
    reimbursements .....................................................        253,844         172,395        148,478      148,897
   Expenses reimbursed..................................................             --              --        (21,204)     (89,908)
   Administration and accounting fees waived............................        (13,162)             --        (16,875)     (24,714)
                                                                            -----------     -----------    -----------   ----------
    Total expenses, net ................................................        240,682         172,395        110,399       34,275
                                                                            -----------     -----------    -----------   ----------
 Net investment income .................................................      6,775,440       4,046,260      1,569,113      749,082
                                                                            -----------     -----------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM SERIES:
 Net realized gain (loss) on investments ...............................        994,480         681,145        (41,170)      35,157
 Net change in unrealized appreciation (depreciation) on
   investments..........................................................     (8,383,958)     (5,967,349)    (1,902,150)    (808,271)
                                                                            -----------     -----------    -----------   ----------
 Net loss on investments from Series ...................................     (7,389,478)     (5,286,204)    (1,943,320)    (773,114)
                                                                            -----------     -----------    -----------   ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................    $  (614,038)    $(1,239,944)   $  (374,207)  $  (24,032)
                                                                            ===========     ===========    ===========   ==========

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                           Short/
                                                                        Intermediate    Broad Market     Municipal      Short-Term
                                                                            Bond            Bond            Bond          Income
                                                                          Portfolio       Portfolio      Portfolio     Portfolio(1)
                                                                        ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..............................................   $  6,775,440    $  4,046,260    $  1,569,113   $    749,082
 Net realized gain (loss) on investments ............................        994,480         681,145         (41,170)        35,157
 Net change in unrealized appreciation (depreciation)
   on investments....................................................     (8,383,958)     (5,967,349)     (1,902,150)      (808,271)
                                                                        ------------    ------------    ------------   ------------
 Net decrease in net assets resulting from operations ...............       (614,038)     (1,239,944)       (374,207)       (24,032)
                                                                        ------------    ------------    ------------   ------------
Distributions to shareholders:
 From net investment income -- Institutional Shares .................     (6,780,662)     (4,041,013)     (1,569,113)      (750,562)
 From net investment income -- Investor Shares ......................         (9,715)             --              --             --
 From net realized gain -- Institutional Shares .....................     (3,876,201)     (2,362,045)       (101,388)        (4,325)
 From net realized gain -- Investor Shares ..........................           (530)             --              --             --
                                                                        ------------    ------------    ------------   ------------
Total distributions .................................................    (10,667,108)     (6,403,058)     (1,670,501)      (754,887)
                                                                        ------------    ------------    ------------   ------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Institutional Shares ..................     34,456,691      11,724,308      36,249,852     79,056,569
 Proceeds from shares sold -- Investor Shares .......................      3,625,514              --              --             --
 Cost of shares issued on reinvestment of
   distributions -- Institutional Shares.............................      8,475,582       5,392,064         695,443        160,204
 Cost of shares issued on reinvestment of
   distributions -- Investor Shares..................................          9,852              --              --             --
 Cost of shares redeemed -- Institutional Shares ....................    (29,108,240)    (34,053,469)    (14,394,463)   (28,843,794)
 Cost of shares redeemed -- Investor Shares .........................     (3,392,519)             --
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets from Portfolio
   share transactions................................................     14,066,880     (16,937,097)     22,550,832     50,372,979
                                                                        ------------    ------------    ------------   ------------
Total increase (decrease) in net assets .............................      2,785,734     (24,580,099)     20,506,124     49,594,060
NET ASSETS:
 Beginning of year ..................................................    185,956,389     113,514,755      42,562,953             --
                                                                        ------------    ------------    ------------   ------------
 End of year ........................................................   $188,742,123    $ 88,934,656    $ 63,069,077   $ 49,594,060
                                                                        ============    ============    ============   ============
Undistributed net investment income .................................   $     69,374    $     29,441              --             --
                                                                        ============    ============    ============   ============

                                                                           Shares          Shares          Shares         Shares
                                                                        ------------    ------------    ------------   ------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Institutional Shares ................................      3,286,415       1,146,547       2,774,139      7,948,396
 Shares sold -- Investor Shares .....................................        350,921              --              --             --
 Shares issued on reinvestment of distributions --
   Institutional Shares..............................................        812,121         528,199          53,256         16,170
 Shares issued on reinvestment of distributions --
   Investor Shares...................................................            960              --              --             --
 Shares redeemed -- Institutional Shares ............................     (2,794,554)     (3,333,177)     (1,106,156)    (2,907,149)
 Shares redeemed -- Investor Shares .................................       (329,733)             --              --             --
                                                                        ------------    ------------    ------------   ------------
 Net increase (decrease) in shares ..................................      1,326,130      (1,658,431)      1,721,239      5,057,417
                                                                        ============    ============    ============   ============

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                            Short/
                                                                                         Intermediate    Broad Market    Municipal
                                                                                             Bond            Bond           Bond
                                                                                           Portfolio      Portfolio      Portfolio
                                                                                         ------------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income...............................................................    $  7,253,060    $  5,216,496   $ 1,266,620
 Net realized gain on investments....................................................       4,228,027       3,684,381       153,513
 Net change in unrealized appreciation (depreciation) on investments.................       6,219,926       5,220,606     1,094,012
                                                                                         ------------    ------------   -----------
Net increase in net assets resulting from operations.................................      17,701,013      14,121,483     2,514,145
                                                                                         ------------    ------------   -----------
Distributions to shareholders:
 From net investment income..........................................................      (7,230,354)     (5,259,330)   (1,266,620)
 From net realized gain..............................................................      (1,126,417)       (552,877)      (71,307)
                                                                                         ------------    ------------   -----------
Total distributions..................................................................      (8,356,771)     (5,812,207)   (1,337,927)
                                                                                         ------------    ------------   -----------
Portfolio share transactions(a):
 Proceeds from shares sold...........................................................      39,469,884      23,635,196    16,193,759
 Cost of shares issued on reinvestment of distributions..............................       6,706,656       4,915,152       730,524
 Cost of shares redeemed.............................................................     (36,641,728)    (39,772,368)   (8,129,400)
                                                                                         ------------    ------------   -----------
Net increase (decrease) in net assets from Portfolio share transactions..............       9,534,812     (11,222,020)    8,794,883
                                                                                         ------------    ------------   -----------
Total increase (decrease) in net assets..............................................      18,879,054      (2,912,744)    9,971,101
NET ASSETS:
 Beginning of year...................................................................     167,077,335     116,427,499    32,591,852
                                                                                         ------------    ------------   -----------
 End of year.........................................................................    $185,956,389    $113,514,755   $42,562,953
                                                                                         ============    ============   ===========

                                                                                            Shares          Shares         Shares
                                                                                         ------------    ------------   -----------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold.........................................................................       3,733,013       2,287,939     1,240,745
 Shares issued on reinvestment of distributions......................................         636,933         477,429        55,951
 Shares redeemed.....................................................................      (3,474,816)     (3,849,192)     (621,470)
                                                                                         ------------    ------------   -----------
 Net increase (decrease) in shares...................................................         895,130      (1,083,824)      675,226
                                                                                         ============    ============   ===========



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                       For the Fiscal Years Ended June 30,
SHORT/INTERMEDIATE BOND PORTFOLIO --                                         ------------------------------------------------------
 INSTITUTIONAL SHARES                                                          2004       2003       2002(2)      2001       2000+
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- BEGINNING OF YEAR.....................................    $  10.80   $  10.23    $  10.05    $   9.67   $   9.86
                                                                             --------   --------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income...................................................        0.38       0.43        0.50        0.58       0.52
 Net realized and unrealized gain (loss) on investments..................       (0.40)      0.64        0.20        0.38      (0.16)
                                                                             --------   --------    --------    --------   --------
   Total from investment operations......................................       (0.02)      1.07        0.70        0.96       0.36
                                                                             --------   --------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income..............................................       (0.38)     (0.43)      (0.50)      (0.58)     (0.52)
 From net realized gain..................................................       (0.22)     (0.07)      (0.02)         --      (0.03)
                                                                             --------   --------    --------    --------   --------
   Total distributions...................................................       (0.60)     (0.50)      (0.52)      (0.58)     (0.55)
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- END OF YEAR...........................................    $  10.18   $  10.80    $  10.23    $  10.05   $   9.67
                                                                             ========   ========    ========    ========   ========
TOTAL RETURN.............................................................     (0.22)%     10.70%       7.08%      10.21%      4.28%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations.........................................       0.62%      0.62%       0.62%       0.55%      0.55%
   Excluding expense limitations.........................................       0.62%      0.62%       0.62%       0.61%      0.72%
 Net investment income...................................................       3.60%      4.13%       4.89%       5.89%      6.35%
Portfolio turnover.......................................................         27%        82%        136%         88%        47%
Net assets at end of year (000 omitted)..................................    $188,519   $185,956    $167,077    $140,030   $140,015

---------------
+ Effective November 1, 1999, the Rodney Square Short/Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/ Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Short/ Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(2) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgaged-backed and asset-backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than .01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                       For the Fiscal Years Ended June 30,
BROAD MARKET BOND PORTFOLIO --                                                -----------------------------------------------------
 INSTITUTIONAL SHARES                                                           2004       2003       2002(3)      2001      2000+
                                                                              --------   --------    --------    --------   -------
NET ASSET VALUE -- BEGINNING OF YEAR......................................    $  10.67   $   9.93    $   9.81    $   9.46   $  9.63
                                                                              --------   --------    --------    --------   -------
INVESTMENT OPERATIONS:
 Net investment income....................................................        0.41       0.46        0.52        0.58      0.58
 Net realized and unrealized gain (loss) on investments...................       (0.53)      0.79        0.16        0.35     (0.15)
                                                                              --------   --------    --------    --------   -------
   Total from investment operations.......................................       (0.12)      1.25        0.68        0.93      0.43
                                                                              --------   --------    --------    --------   -------
DISTRIBUTIONS:
 From net investment income...............................................       (0.41)     (0.46)      (0.52)      (0.58)    (0.58)
 From net realized gain...................................................       (0.24)     (0.05)      (0.04)         --(2)  (0.02)
                                                                              --------   --------    --------    --------   -------
   Total distributions....................................................       (0.65)     (0.51)      (0.56)      (0.58)    (0.60)
                                                                              --------   --------    --------    --------   -------
NET ASSET VALUE -- END OF YEAR............................................    $   9.90   $  10.67    $   9.93    $   9.81   $  9.46
                                                                              ========   ========    ========    ========   =======
TOTAL RETURN..............................................................     (1.13)%     12.77%       7.04%      10.11%     4.72%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses
   Including expense limitations..........................................       0.68%      0.66%       0.68%       0.59%     0.55%
   Excluding expense limitations..........................................       0.68%      0.66%       0.68%       0.70%     0.71%
 Net investment income....................................................       4.05%      4.38%       5.16%       5.96%     6.15%
Portfolio turnover........................................................         26%        77%        180%         73%       53%
Net assets at end of year (000 omitted)...................................    $ 88,935   $113,515    $116,427    $108,331   $79,310

---------------
+ Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(2) Distributions were less than .01 per share.
(3) Effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgaged-backed and asset-backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than .01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                         For the Fiscal Years Ended June 30,
MUNICIPAL BOND PORTFOLIO --                                                      --------------------------------------------------
 INSTITUTIONAL SHARES                                                              2004       2003       2002      2001      2000+
                                                                                 --------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF YEAR.........................................    $  13.27   $ 12.87    $ 12.65    $ 12.25   $ 12.48
                                                                                 --------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income.......................................................        0.36      0.43       0.47       0.56      0.56
 Net realized and unrealized gain (loss) on investments......................       (0.45)     0.42       0.27       0.40     (0.15)
                                                                                 --------   -------    -------    -------   -------
   Total from investment operations..........................................       (0.09)     0.85       0.74       0.96      0.41
                                                                                 --------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income..................................................       (0.36)    (0.43)     (0.47)     (0.56)    (0.56)
 From net realized gain......................................................       (0.02)    (0.02)     (0.05)        --     (0.08)
                                                                                 --------   -------    -------    -------   -------
   Total distributions.......................................................       (0.38)    (0.45)     (0.52)     (0.56)    (0.64)
                                                                                 --------   -------    -------    -------   -------
NET ASSET VALUE -- END OF YEAR...............................................    $  12.80   $ 13.27    $ 12.87    $ 12.65   $ 12.25
                                                                                 ========   =======    =======    =======   =======
TOTAL RETURN.................................................................     (0.64)%     6.75%      5.93%      7.94%     3.40%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses
   Including expense limitations.............................................       0.75%     0.75%      0.75%      0.75%     0.75%
   Excluding expense limitations.............................................       0.82%     0.95%      1.08%      1.39%     1.03%
 Net investment income.......................................................       2.78%     3.30%      3.63%      4.43%     4.59%
Portfolio turnover...........................................................         20%       21%        28%        36%       50%
Net assets at end of year (000 omitted)......................................    $ 63,069   $42,563    $32,592    $22,759   $16,009

---------------
+ Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Municipal Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


SHORT-TERM INCOME PORTFOLIO --                                    For the Period
  INSTITUTIONAL SHARES                                           July 1, 2003(1)
                                                                      through
                                                                  June 30, 2004
                                                                 ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................      $  10.00
                                                                     --------
INVESTMENT OPERATIONS:
 Net investment income ........................................          0.18
 Net realized and unrealized loss on investments ..............         (0.19)
                                                                     --------
   Total from investment operations ...........................         (0.01)
                                                                     --------
DISTRIBUTIONS:
 From net investment income ...................................         (0.18)
 From net realized gain .......................................            --(2)
                                                                     --------
   Total distributions ........................................         (0.18)
                                                                     --------
NET ASSET VALUE -- END OF PERIOD ..............................      $   9.81
                                                                     ========
TOTAL RETURN ..................................................       (0.06)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses
   Including expense limitations ..............................         0.65%
   Excluding expense limitations ..............................         0.94%
 Net investment income ........................................         1.91%
Portfolio turnover ............................................           42%
Net assets at end of period (000 omitted) .....................      $ 49,594

---------------
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Short-Term Income Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Municipal Bond Portfolio, and Wilmington Short-Term Income Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios offer two classes of shares: Investor Shares and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. As of June 30, 2004 only the Investor Shares of the Short/Intermediate Bond Portfolio had commenced operations. Information regarding the Investor Shares is included in a separate shareholder report.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") which has the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. As of June 30, 2004, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Distributions to Shareholders. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Municipal Bond Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Portfolios. For its services, RSMC is paid a monthly fee of $3,000 for each Portfolio and $1,500 for each class of the Portfolio. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Portfolios. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments: 100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% and 0.65% of average daily net assets of the Municipal Bond Portfolio and Short-Term Income Portfolio, respectively. These undertakings will remain in place until November 2005 unless the Board of Trustees approves their earlier termination.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to paydown gains/losses on mortgage- and asset-backed securities:

                                                                            Short/Intermediate     Broad Market       Short-Term
                                                                              Bond Portfolio      Bond Portfolio   Income Portfolio
                                                                            ------------------    --------------   ----------------
  Undistributed net investment income...................................         $ 84,311            $ 24,194           $ 1,480
  Accumulated net realized gain on investments..........................          (84,311)            (24,194)           (1,480)

   The tax character of distributions paid was as follows:

                                                          Short/Intermediate     Broad Market       Municipal         Short-Term
                                                            Bond Portfolio      Bond Portfolio    Bond Portfolio   Income Portfolio
                                                          ------------------    --------------    --------------   ----------------
  Year ended June 30, 2004
  Ordinary income......................................       $ 9,048,359         $5,101,830        $   69,070         $754,887
  Tax-Exempt income....................................                --                 --         1,566,387               --
  Long-term capital gains..............................         1,618,749          1,301,228            35,044               --
                                                              -----------         ----------        ----------         --------
   Total distributions ................................       $10,667,108         $6,403,058        $1,670,501         $754,887
                                                              ===========         ==========        ==========         ========
  Year ended June 30, 2003
  Ordinary income......................................       $ 8,068,032         $5,390,275        $   51,970
  Tax-Exempt income....................................                --                 --         1,261,978
  Long-term capital gains..............................           288,739            421,932            23,979
                                                              -----------         ----------        ----------
   Total distributions ................................       $ 8,356,771         $5,812,207        $1,337,927
                                                              ===========         ==========        ==========

   As of June 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                          Short/Intermediate     Broad Market     Municipal Bond      Short-Term
                                                            Bond Portfolio      Bond Portfolio      Portfolio      Income Portfolio
                                                          ------------------    --------------    --------------   ----------------
  Undistributed ordinary income........................       $  213,632          $   33,019         $  2,815          $  46,406
  Undistributed long-term capital gains................               --             497,414               --                 --
  Capital loss carryforwards...........................               --                  --          (41,170)                --
  Other temporary differences..........................           (3,028)             (3,028)          (3,028)           (17,054)
  Net unrealized appreciation (depreciation) of
   investments ........................................        1,223,613           2,148,242            8,396           (808,271)
                                                              ----------          ----------         --------          ---------
   Total accumulated earnings (deficit) ...............       $1,434,217          $2,675,647         $(32,987)         $(778,919)
                                                              ==========          ==========         ========          =========

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The Municipal Bond Portfolio has capital loss carryforwards of $(41,170) that will expire 6/30/2012.

5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE SHAREHOLDERS AND TRUSTEES OF WT MUTUAL FUND:

We have audited the accompanying statements of assets and liabilities of Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Municipal Bond Portfolio, and Wilmington Short-Term Income Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations, statements of changes in net assets and financial highlights (Institutional Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2004, and the results of their operations, the changes in their net assets, and their financial highlights (Institutional Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                              /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
-------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Portfolio designates $1,261,978 as tax-exempt dividends. Short/ Intermediate Bond Portfolio, the Broad Market Bond Portfolio and the Municipal Bond Portfolio paid 20% capital gain distributions (from net long-term capital during the fiscal year ended June 30, 2004 as follows:

                                                                              Total 20%
                                                             Capital Gain   Capital Gain
                                                              Per Share     Distribution
                                                             ------------   ------------
        Short/Intermediate Bond Portfolio                      $0.0914       $1,618,749
        Broad Market Bond Portfolio                            $0.1299       $1,301,228
        Municipal Bond Portfolio                               $0.0078       $   35,044

In January 2005, shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2004, including any distributions paid between June 30, 2004 and December 31, 2004.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
-------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 52.0%
 FINANCIAL -- 18.0%
   Abbey National PLC, 6.69%, 10/17/05..................................................       A1, A       $  675,000   $   708,224
   AIG Sunamerica Global Finance, 5.85%, 08/01/08.......................................      Aaa, AAA      2,000,000     2,126,488
   Bank of America Corp., 7.80%, 02/15/10...............................................       Aa3, A         600,000       689,506
   Citigroup, Inc., 5.63%, 08/27/12.....................................................      Aa2, A+       2,200,000     2,261,402
   Credit Suisse First Boston, 5.75%, 04/15/07..........................................      Aa3, A+       1,300,000     1,369,788
   Equifax, Inc., 6.30%, 07/01/05.......................................................      Baa1, A-        300,000       309,760
   First Union Corp., 6.82%, 08/01/06...................................................       A1, A-         200,000       235,500
   General Electric Capital Corp., 6.50%, 12/10/07(a)...................................      Aaa, AAA      2,125,000     2,309,765
   General Electric Capital Corp., 8.13%, 05/15/12......................................      Aaa, AAA        250,000       294,056
   General Electric Global Insurance, 7.75%, 06/15/30...................................       A1, A-         300,000       339,701
   General Motors Acceptance Corp., 2.14%, 08/18/04*....................................      A3, BBB         800,000       801,498
   General Motors Acceptance Corp., 7.75%, 01/19/10.....................................      A3, BBB       1,715,000     1,861,759
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+       2,100,000     2,286,386
   Household Finance Corp., 6.38%, 11/27/12.............................................       A1, A        3,000,000     3,180,842
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       2,000,000     2,098,836
   JP Morgan Chase & Co., 6.50%, 08/01/05...............................................       A1, A        1,750,000     1,820,866
   MBNA America, 7.75%, 09/15/05........................................................     Baa1, BBB+     2,500,000     2,634,619
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+     1,000,000     1,058,555
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,500,000     1,383,932
   National City Bank, 2.70%, 08/24/09..................................................      Aa3, A+         775,000       752,866
   Prudential Insurance Co., 6.38%, 07/23/06............................................       A2, A+       1,090,000     1,157,014
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      2,100,000     2,279,153
   Wells Fargo Financial, 5.50%, 08/01/12...............................................      Aa1, AA-      1,700,000     1,746,223
                                                                                                                        -----------
                                                                                                                         33,706,739
                                                                                                                        -----------
 INDUSTRIAL -- 25.6%
   Bausch & Lomb, Inc., 6.75%, 12/15/04.................................................     Ba1, BBB-      1,000,000     1,015,894
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+     2,300,000     2,420,051
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB        850,000       990,403
   Dow Chemical, 5.75%, 11/15/09........................................................       A3, A-       2,500,000     2,608,887
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA      1,400,000     1,377,842
   General Mills, Inc., 5.13%, 02/15/07.................................................     Baa2, BBB+     1,500,000     1,557,311
   General Motors Corp., 7.13%, 07/15/13(a).............................................     Baa1, BBB      1,500,000     1,540,574
   Hershey Foods Corp., 6.70%, 10/01/05.................................................       A1, A+       1,500,000     1,572,858
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa2, BBB-     1,500,000     1,516,332
   Ingersoll-Rand, 6.02%, 02/15/05......................................................      A3, BBB+      2,300,000     2,470,892
   International Business Machines Corp., 4.75%, 11/29/12...............................       A1, A+       2,500,000     2,445,720
   Johnson & Johnson, 3.80%, 05/15/13...................................................      Aaa, AAA      1,000,000       918,282
   Kraft Foods, Inc., 5.25%, 06/01/07...................................................      A3, BBB+      1,200,000     1,247,999
   Kroger Co., 5.50%, 02/01/13(a).......................................................     Baa2, BBB      2,000,000     1,994,510
   Liberty Media Corp., 3.02%, 09/15/04*................................................     Baa3, BBB-     1,250,000     1,273,163
   Liberty Media Corp., 3.50%, 09/25/06.................................................     Baa3, BBB-     1,520,000     1,517,241
   Lockheed Martin Corp., 8.20%, 12/01/09...............................................     Baa2, BBB      1,000,000     1,171,822
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,300,000     1,309,736
   Motorola, Inc., 6.75%, 02/01/06......................................................     Baa3, BBB      1,300,000     1,367,029

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
-------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-    $1,000,000   $ 1,083,011
   Safeway, Inc., 6.15%, 03/01/06.......................................................     Baa2, BBB      3,000,000     3,136,745
   Schering-Plough Corp., 5.30%, 12/01/13(a)............................................       A3, A-       1,200,000     1,178,442
   Time Warner Cos., Inc., 8.18%, 08/15/07..............................................     Baa1, BBB+     2,300,000     2,570,107
   Time Warner Entertainment, 8.88%, 10/01/12...........................................     Baa1, BBB+     1,350,000     1,625,762
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      2,350,000     2,531,089
   Walt Disney Co., 7.30%, 02/08/05.....................................................     Baa1, BBB+     2,500,000     2,574,182
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB      1,256,000     1,357,418
   Weyerhaeuser Co., 6.00%, 08/01/06....................................................     Baa2, BBB      1,500,000     1,578,167
                                                                                                                        -----------
                                                                                                                         47,951,469
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 4.5%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa3, BBB      2,015,000     2,365,499
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A1, A+       1,000,000     1,050,439
   Sprint Capital Corp., 7.13%, 01/30/06................................................     Baa3, BBB-     2,340,000     2,476,305
   Verizon Global Funding Corp., 7.25%, 12/01/10........................................       A2, A+         970,000     1,084,436
   Wisconsin Bell, 6.35%, 12/01/06......................................................      Aa3, A+       1,400,000     1,500,152
                                                                                                                        -----------
                                                                                                                          8,476,831
                                                                                                                        -----------
 UTILITIES -- 3.9%
   Columbia Energy Group, 6.80%, 11/28/05...............................................     Baa2, BBB      1,623,000     1,706,039
   Ohio Power Co., 6.73%, 11/01/04......................................................      A3, BBB         400,000       406,393
   Oklahoma Gas & Electric, 6.65%, 07/15/07.............................................      A2, BBB+        500,000       552,215
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa2, BBB      2,000,000     1,904,400
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB      2,500,000     2,649,070
                                                                                                                        -----------
                                                                                                                          7,218,117
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (Cost $96,572,471) ..........................................................................    97,353,156
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 1.9%
   Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 09/24/04.....................      Aaa, AAA        177,631       181,009
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA      1,203,037     1,235,114
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/07/14............................      Aaa, AAA      1,063,572     1,071,552
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA      1,000,000     1,001,267
                                                                                                                        -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $3,499,307) ...................................................................     3,488,942
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 2.3%
   Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23................                      788,093       802,623
   Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15...............                      734,887       731,154
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13...........                      157,472       164,706
   Federal National Mortgage Association Notes, 15 Yr. Pool 254833, 4.50%, 08/01/18.....                      358,611       351,438
   Federal National Mortgage Association Notes, 15 Yr. Pool 629603, 5.50%, 02/01/17.....                      499,263       512,369
   Federal National Mortgage Association Notes, 7 Yr. Balloon, 6.00%, 02/01/06..........                       31,985        32,675
   Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24............                      222,383       243,787
   Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D, 6.25%, 07/25/04....                        5,987         5,980
   Government National Mortgage Association, 30 Yr. Pool 529669, 7.50%, 02/15/26........                       25,147        27,167
   Government National Mortgage Association, 30 Yr. Pool 529670, 7.50%, 12/15/23........                       12,452        13,491
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31..........                    1,400,000     1,437,573
                                                                                                                        -----------
  TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,254,955) ................................................................     4,322,963
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
-------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                        Principal       Value
                                                          Amount       (Note 2)
                                                        ----------   -----------
U.S. AGENCY OBLIGATIONS -- 25.9%
 FEDERAL FARM CREDIT BANKS NOTES -- 1.1%
   Federal Farm Credit Banks Notes, 3.88%,
     12/15/04................................           $2,000,000   $ 2,021,056
                                                                     -----------
 FEDERAL HOME LOAN BANKS NOTES -- 3.1%
   Federal Home Loan Banks Notes, 3.25%,
     08/15/05................................            2,250,000     2,270,757
   Federal Home Loan Banks Notes, 2.44%,
     03/09/09................................            1,425,000     1,411,220
   Federal Home Loan Banks Notes, 5.75%,
     05/15/12................................            2,000,000     2,110,658
                                                                     -----------
                                                                       5,792,635
                                                                     -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.5%
   Federal Home Loan Mortgage Corporation
     Notes, 5.13%, 10/15/08..................            3,000,000     3,130,761
   Federal Home Loan Mortgage Corporation
     Notes, 6.63%, 09/15/09..................            2,800,000     3,094,098
   Federal Home Loan Mortgage Corporation
     Notes, 6.88%, 09/15/10..................            2,000,000     2,243,296
                                                                     -----------
                                                                       8,468,155
                                                                     -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 17.2%
   Federal National Mortgage Association
     Notes, 6.50%, 08/15/04..................            2,000,000     2,012,764
   Federal National Mortgage Association
     Notes, 3.50%, 09/15/04..................            7,000,000     7,029,483
   Federal National Mortgage Association
     Notes, 5.75%, 06/15/05..................            1,500,000     1,551,366
   Federal National Mortgage Association
     Notes, 5.25%, 06/15/06..................              825,000       859,879
   Federal National Mortgage Association
     Notes, 3.25%, 11/15/07(a)...............              500,000       492,949
   Federal National Mortgage Association
     Notes, 5.75%, 02/15/08..................            3,850,000     4,102,521
   Federal National Mortgage Association
     Notes, 6.00%, 05/15/08..................            1,500,000     1,615,629
   Federal National Mortgage Association
     Notes, 5.25%, 01/15/09(a)...............            8,750,000     9,165,510
   Federal National Mortgage Association
     Notes, 6.63%, 11/15/10(a)...............            1,750,000     1,943,022
   Federal National Mortgage Association
     Notes, 5.50%, 03/15/11..................              750,000       784,457
   Federal National Mortgage Association
     Notes, 5.38%, 11/15/11..................            2,500,000     2,584,277
                                                                     -----------
                                                                      32,141,857
                                                                     -----------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $48,169,392) ...............    48,423,703
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 12.8%
 U.S. TREASURY BONDS -- 0.6%
   U.S. Treasury Bonds, 10.38%, 11/15/12(a)..              650,000       793,711
   U.S. Treasury Bonds, 6.25%, 05/15/30(a)...              250,000       279,912
                                                                     -----------
                                                                       1,073,623
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
-------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                           Moody's/S&P    Principal        Value
                                                                                             Ratings1       Amount       (Note 2)
                                                                                           -----------    ----------   ------------
 U.S. TREASURY NOTES -- 12.2%
   U.S. Treasury Notes, 7.00%, 07/15/06(a).............................................                   $1,800,000   $  1,950,259
   U.S. Treasury Notes, 2.38%, 08/15/06(a).............................................                    2,900,000      2,875,191
   U.S. Treasury Notes, 6.50%, 10/15/06(a).............................................                    5,000,000      5,397,459
   U.S. Treasury Notes, 3.50%, 11/15/06................................................                    1,780,000      1,803,015
   U.S. Treasury Notes, 6.13%, 08/15/07(a).............................................                      250,000        271,221
   U.S. Treasury Notes, 4.75%, 11/15/08(a).............................................                    3,000,000      3,133,125
   U.S. Treasury Notes, 5.00%, 08/15/11(a).............................................                    1,750,000      1,826,904
   U.S. Treasury Notes, 4.88%, 02/15/12................................................                      300,000        309,844
   U.S. Treasury Notes, 4.00%, 11/15/12(a).............................................                    1,500,000      1,452,246
   U.S. Treasury Notes, 4.25%, 08/15/13(a).............................................                    2,500,000      2,440,430
   U.S. Treasury Notes, 4.25%, 11/15/13................................................                    1,500,000      1,459,980
                                                                                                                       ------------
                                                                                                                         22,919,674
                                                                                                                       ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,786,100) ...............................................................     23,993,297
                                                                                                                       ------------
MUNICIPAL BONDS -- 0.4%
   Illinois State Gen. Oblig. Rev. Bonds, 4.05%, 06/01/15..............................      Aa3, AA         750,000        673,088
                                                                                                                       ------------
  TOTAL MUNICIPAL BONDS (Cost $748,425) ............................................................................        673,088
                                                                                                                       ------------
COMMERCIAL PAPER -- 4.7%
   American Express, 1.30%, 07/01/04...................................................                    4,785,085      4,785,085
   Prudential Funding, 1.30%, 07/01/04.................................................                    4,000,000      4,000,000
                                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (Cost $8,785,085) .........................................................................      8,785,085
                                                                                                                       ------------
  TOTAL INVESTMENTS (Cost $185,815,735)+2 -- 100.0% ................................................................   $187,040,234
                                                                                                                       ============



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
-------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                                    Principal Amount/      Value
                                                                                                         Shares           (Note 2)
                                                                                                    -----------------   -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   HBOS Treasury Services PLC, 1.11%, 08/11/04..................................................        1,650,121       $ 1,650,121
                                                                                                                        -----------
  TOTAL ASSET-BACKED COMMERCIAL PAPER ...............................................................................     1,650,121
                                                                                                                        -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust...................................................       25,862,562        25,862,562
                                                                                                                        -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ............................................................................    25,862,562
                                                                                                                        -----------
 TIME DEPOSIT
   Chase Manhattan Bank USA, 1.25%, 07/01/04....................................................          181,379           181,379
                                                                                                                        -----------
  TOTAL TIME DEPOSIT ................................................................................................       181,379
                                                                                                                        -----------
 TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (Cost $27,694,062)3................................................................... ...... ....................   $27,694,062
                                                                                                                        ===========

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ The cost for federal income tax purposes. At June 30, 2004, net unrealized appreciation was $1,224,499. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,463,238, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,238,739.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(2) At June 30, 2004, the market value of the securities on loan for the Short/ Intermediate Bond Series was $27,237,760.
(3) The investments held as collateral on loaned securities represented 14.6% of the net assets of the Short/Intermediate Bond Series.
(a) Security partially or fully on loan (see Note 4).


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 57.7%
 FINANCIAL -- 24.2%
   Abbey National PLC, 6.69%, 10/17/05..................................................       A1, A       $1,000,000   $ 1,049,220
   AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08..................................      Aaa, AAA        900,000       956,920
   Bank of America Corp., 7.80%, 02/15/10...............................................       Aa3, A         350,000       402,212
   Citigroup, Inc., 5.63%, 08/27/12.....................................................      Aa2, A+       1,000,000     1,027,910
   Credit Suisse First Boston, 5.75%, 04/15/07..........................................      Aa3, A+         815,000       858,752
   First Union Corp., 6.82%, 08/01/06...................................................       A1, A-         591,000       695,903
   General Electric Capital Corp., 6.50%, 12/10/07(a)...................................      Aaa, AAA      1,350,000     1,467,380
   General Electric Capital Corp., 8.13%, 05/15/12......................................      Aaa, AAA        635,000       746,901
   General Electric Global Insurance, 7.75%, 06/15/30...................................       A1, A-       1,235,000     1,398,434
   General Motors Acceptance Corp., 2.14%, 08/18/04*....................................      A3, BBB       1,500,000     1,502,809
   General Motors Acceptance Corp., 7.75%, 01/19/10.....................................      A3, BBB       1,130,000     1,226,699
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+       2,325,000     2,531,354
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       1,100,000     1,154,360
   JP Morgan Chase & Co., 6.50%, 08/01/05...............................................       A1, A          850,000       884,421
   MBNA America, 7.75%, 09/15/05........................................................     Baa1, BBB+       500,000       526,924
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A          300,000       276,786
   Prudential Insurance Co., 6.38%, 07/23/06............................................       A2, A+         900,000       955,333
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-        900,000       976,780
   Swiss Bank Corp., 7.38%, 06/15/17....................................................      Aa3, AA       1,400,000     1,628,427
   Wells Fargo Financial, 5.50%, 08/01/12...............................................      Aa1, AA-        900,000       924,471
                                                                                                                        -----------
                                                                                                                         21,191,996
                                                                                                                        -----------
 INDUSTRIAL -- 20.0%
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       200,000       210,439
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB      1,540,000     1,794,377
   Dow Chemical, 5.75%, 11/15/09........................................................       A3, A-       1,000,000     1,043,555
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA        800,000       787,338
   General Motors Corp., 7.13%, 07/15/13(a).............................................     Baa1, BBB        500,000       513,525
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa2, BBB-       400,000       404,355
   Ingersoll-Rand, 6.02%, 02/15/05......................................................      A3, BBB+        900,000       966,871
   Kraft Foods, Inc., 5.25%, 06/01/07...................................................      A3, BBB+        725,000       753,999
   Liberty Media Corp., 3.02%, 09/15/04*................................................     Baa3, BBB-       580,000       590,747
   Liberty Media Corp., 3.50%, 09/25/06.................................................     Baa3, BBB-       860,000       858,439
   Lockheed Martin Corp., 8.20%, 12/01/09...............................................     Baa2, BBB      1,810,000     2,120,998
   Motorola, Inc., 6.75%, 02/01/06......................................................     Baa3, BBB        600,000       630,937
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-       900,000       974,710
   Safeway, Inc., 6.15%, 03/01/06.......................................................     Baa2, BBB      1,125,000     1,176,280
   Schering-Plough Corp., 5.30%, 12/01/13(a)............................................       A3, A-         300,000       294,611
   Time Warner Entertainment, 8.38%, 03/15/23...........................................     Baa1, BBB+       900,000     1,050,268
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa2, BBB      1,000,000     1,077,059
   Zeneca Wilmington, 7.00%, 11/15/23...................................................      Aa2, AA+      2,035,000     2,248,593
                                                                                                                        -----------
                                                                                                                         17,497,101
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 TELECOMMUNICATIONS -- 7.1%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa3, BBB     $  896,000   $ 1,051,855
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A1, A+         450,000       472,698
   Sprint Capital Corp., 7.13%, 01/30/06................................................     Baa3, BBB-     1,500,000     1,587,375
   Verizon Global Funding Corp., 7.25%, 12/01/10........................................       A2, A+       1,310,000     1,464,547
   Wisconsin Bell, 6.35%, 12/01/06......................................................      Aa3, A+       1,500,000     1,607,305
                                                                                                                        -----------
                                                                                                                          6,183,780
                                                                                                                        -----------
 UTILITIES -- 6.4%
   Columbia Energy Group, 6.80%, 11/28/05...............................................     Baa2, BBB        820,000       861,954
   Marathon Oil Corp., 6.80%, 03/15/32..................................................     Baa1, BBB+     2,300,000     2,384,776
   Oklahoma Gas & Electric, 6.65%, 07/15/07.............................................      A2, BBB+        565,000       624,003
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa2, BBB        750,000       714,150
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB        950,000     1,006,647
                                                                                                                        -----------
                                                                                                                          5,591,530
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (Cost $48,773,075)...........................................................................    50,464,407
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 6.4%
   Citibank Credit Card Master Trust, Ser. 1999-7, Cl. A, 6.65%, 11/15/06...............      Aaa, AAA      3,600,000     3,666,154
   Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26.....................      Aaa, AAA         76,813        78,274
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/23/04...............      Aaa, AAA        541,367       555,802
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/07/14............................      Aaa, AAA        771,444       777,232
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 02/06/08............................      Aaa, AAA        500,000       500,634
                                                                                                                        -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $5,615,680)....................................................................     5,578,096
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 4.6%
   Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%, 11/01/10.........                      875,997       874,355
   Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 03/23/05................                      283,714       288,944
   Federal Home Loan Mortgage Corporation Notes, FHR 2359 VD, 6.00%, 05/15/19...........                    1,450,000     1,509,027
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 12/18/05...........                       95,139        99,510
   Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 04/06/08......                      268,958       263,579
   Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17......                      299,558       307,421
   Government National Mortgage Association, 30 Yr. Pool 529669, 7.50%, 02/16/06........                       20,118        21,734
   Government National Mortgage Association, 30 Yr. Pool 529670, 7.50%, 02/16/06........                       10,042        10,880
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 04/17/06..........                      630,000       646,907
                                                                                                                        -----------
  TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,923,648).................................................................     4,022,357
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                                           Principal       Value
                                                                                                             Amount       (Note 2)
                                                                                                           ----------   -----------
U.S. AGENCY OBLIGATIONS -- 14.4%
 FEDERAL FARM CREDIT BANKS NOTES -- 0.4%
   Federal Farm Credit Banks Notes, 3.88%, 12/15/04.............................................           $  350,000   $   353,685
                                                                                                                        -----------
 FEDERAL HOME LOAN BANK NOTES -- 1.8%
   Federal Home Loan Banks Notes, 3.25%, 08/15/05...............................................              635,000       640,858
   Federal Home Loan Banks Notes, 5.75%, 05/15/12...............................................              900,000       949,796
                                                                                                                        -----------
                                                                                                                          1,590,654
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.9%
   Federal Home Loan Mortgage Corporation Notes, 7.00%, 07/15/05................................              550,000       576,487
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08................................            1,350,000     1,408,842
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10................................              500,000       560,824
                                                                                                                        -----------
                                                                                                                          2,546,153
                                                                                                                        -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 9.3%
   Federal National Mortgage Association Notes, 5.75%, 06/15/05.................................            1,675,000     1,732,359
   Federal National Mortgage Association Notes, 5.75%, 02/15/08.................................              700,000       745,913
   Federal National Mortgage Association Notes, 6.00%, 05/15/08.................................              820,000       883,211
   Federal National Mortgage Association Notes, 5.25%, 01/15/09.................................            1,680,000     1,759,777
   Federal National Mortgage Association Notes, 6.63%, 11/15/10(a)..............................            1,000,000     1,110,298
   Federal National Mortgage Association Notes, 5.38%, 11/15/11.................................              550,000       568,541
   Federal National Mortgage Association Notes, 6.25%, 05/15/29.................................            1,285,000     1,351,814
                                                                                                                        -----------
                                                                                                                          8,151,913
                                                                                                                        -----------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $12,616,947)...................................................................    12,642,405
                                                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 11.3%
 U.S. TREASURY BONDS -- 7.2%
   U.S. Treasury Bonds, 7.50%, 11/15/16.........................................................              500,000       616,387
   U.S. Treasury Bonds, 8.88%, 02/15/19.........................................................            1,130,000     1,564,519
   U.S. Treasury Bonds, 7.13%, 02/15/23.........................................................              770,000       933,415
   U.S. Treasury Bonds, 6.00%, 02/15/26.........................................................              500,000       538,770
   U.S. Treasury Bonds, 6.38%, 08/15/27.........................................................              450,000       507,920
   U.S. Treasury Bonds, 5.25%, 02/15/29.........................................................            1,325,000     1,299,121
   U.S. Treasury Bonds, 6.25%, 05/15/30(a)......................................................              250,000       279,912
   U.S. Treasury Bonds, 5.38%, 02/15/31.........................................................              630,000       635,390
                                                                                                                        -----------
                                                                                                                          6,375,434
                                                                                                                        -----------
 U.S. TREASURY NOTES -- 4.1%
   U.S. Treasury Notes, 7.00%, 07/15/06(a)......................................................              680,000       736,764
   U.S. Treasury Notes, 2.38%, 08/15/06.........................................................              750,000       743,583
   U.S. Treasury Notes, 3.50%, 11/15/06.........................................................              630,000       638,146
   U.S. Treasury Notes, 4.75%, 11/15/08(a)......................................................              250,000       261,094
   U.S. Treasury Notes, 4.88%, 02/15/12.........................................................              380,000       392,469
   U.S. Treasury Notes, 4.25%, 08/15/13(a)......................................................              500,000       488,086
   U.S. Treasury Notes, 4.25%, 11/15/13.........................................................              300,000       291,996
                                                                                                                        -----------
                                                                                                                          3,552,138
                                                                                                                        -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,481,893)..................................................................     9,927,572
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                     Moody's/S&P        Principal          Value
                                                                                     Ratings(1)          Amount           (Note 2)
                                                                                     -----------    -----------------   -----------
MUNICIPAL BONDS -- 0.8%
   Illinois State Gen. Oblig. Rev. Bonds, 4.05%, 06/01/15........................      Aa3, AA         $  750,000       $   673,088
                                                                                                                        -----------
 TOTAL MUNICIPAL BONDS (Cost $748,425)...........................................................................           673,088
                                                                                                                        -----------
COMMERCIAL PAPER -- 4.8%
   American Express, 1.30%, 07/01/04.............................................                       4,220,832         4,220,832
                                                                                                                        -----------
 TOTAL COMMERCIAL PAPER (Cost $4,220,832)........................................................................         4,220,832
                                                                                                                        -----------
TOTAL INVESTMENTS (Cost $85,380,500)+2 -- 100.0%.................................................................       $87,528,757
                                                                                                                        ===========
                                                                                                    Principal Amount/
                                                                                                         Shares
                                                                                                    -----------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   HBOS Treasury Services PLC, 1.11%, 08/11/04...................................                       1,350,099       $ 1,350,099
                                                                                                                        -----------
 TOTAL ASSET-BACKED COMMERCIAL PAPER.............................................................................         1,350,099
                                                                                                                        -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust....................................                       3,797,425         3,797,425
                                                                                                                        -----------
 TOTAL INSTITUTIONAL MONEY MARKET TRUST..........................................................................         3,797,425
                                                                                                                        -----------
 TIME DEPOSIT
   Chase Manhattan Bank USA, 1.25%, 07/01/04.....................................                        148,401            148,401
                                                                                                                        -----------
 TOTAL TIME DEPOSIT..............................................................................................           148,401
                                                                                                                        -----------
 TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (Cost $5,295,925)3............................................................................................       $ 5,295,925
                                                                                                                        ===========

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ The cost for federal income tax purposes. At June 30, 2004, net unrealized appreciation was $2,148,257. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,924,999, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $776,742.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(2) At June 30, 2004, the market value of the securities on loan for the Broad Market Bond Series was $5,216,523.
(3) The investments held as collateral on loaned securities represented 5.9% of the net assets of the Broad Market Bond Series.
(a) Security partially or fully on loan (see Note 4).


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
MUNICIPAL BONDS -- 98.1%
 ALABAMA -- 5.3%
   Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.10%, 12/01/09.............      Baa1, A-     $  500,000   $  503,340
   Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1,
    5.00%, 10/01/14......................................................................      Aaa, NR         225,000      226,004
   Alabama State Ind. Dev. Auth. Special Tax Obligation Bonds, 4.50%, 07/01/10...........       A2, NR         250,000      256,818
   Alabama State Public School & College Auth. Rev. Bonds, 5.13%, 11/01/10...............      Aa3, AA       1,215,000    1,314,094
   Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, 4.50%, 08/15/10..................      Aaa, AAA        250,000      261,358
   Jefferson County, AL Sewer Rev. Bonds, 5.25%, 02/01/11................................      Aaa, AAA        250,000      271,383
   Shelby County, AL Brd. of Educ. Ref. Cap Outlay School Warrants Bonds, 5.50%, 02/01/08      Aaa, AAA        300,000      312,372
   Trussville, AL Gen. Oblig. Ltd. Bonds, 4.60%, 10/01/13................................      Aaa, A1         165,000      171,057
                                                                                                                         ----------
                                                                                                                          3,316,426
                                                                                                                         ----------
 ARKANSAS -- 2.0%
   Rogers, AR School Dist. #30 Gen. Oblig. Bonds, Ser. A, 4.13%, 02/01/06................      Aaa, NR         570,000      588,525
   Sheridan, AR School Dist. No. 37 Ref. & Construction Gen. Oblig. Bonds, 5.00%,
    02/01/08.............................................................................      Aaa, AAA        375,000      402,566
   Springdale, AR School Dist. #50 Gen. Oblig. Ltd. Bonds, 3.50%, 06/01/10...............      Aaa, NR         260,000      260,372
                                                                                                                         ----------
                                                                                                                          1,251,463
                                                                                                                         ----------
 CALIFORNIA -- 9.2%
   Alhambra, CA City Elementary School Distr. Gen. Oblig. Bonds Ser. A,
    5.25%, 09/01/12......................................................................      Aaa, AAA        125,000      135,684
   California State Gen. Oblig. Bonds, 4.75%, 05/01/09...................................      A3, BBB         430,000      456,424
   California State Gen. Oblig. Bonds, 5.75%, 10/01/10...................................     Baa1, BBB        750,000      837,922
   California State Gen. Oblig. Bonds, 5.25%, 11/01/10...................................      A3, BBB         450,000      490,783
   California State Public Works Brd. Lease Rev. Bonds, 5.13%, 10/01/12..................      Aaa, AAA        250,000      266,068
   California State Public Works Brd. Lease Rev. Bonds, 5.00%, 12/01/13..................      Aaa, AAA        575,000      617,555
   California State Public Works Brd. Ref. Rev. Bonds, 5.25%, 10/01/11...................      Aaa, AAA        150,000      164,745
   California State Var. Purpose Gen. Oblig. Bonds, 4.00%, 11/01/11......................      A3, BBB       1,000,000    1,010,739
   California Statewide Cmnty. Dev. Auth. Rev. Bonds la Jewish Home,
    4.75%, 11/15/09......................................................................      NR, BBB         425,000      445,961
   Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, 5.50%, 09/01/15............      Aaa, AAA        125,000      134,388
   Golden State Tobacco Securitization Corp. California Tobacco
    Settlement Rev. Bonds, Enhanced Ser. B, 5.00%, 06/01/10..............................     Baa1, BBB-       500,000      522,204
   Los Angeles, CA Special Assessment Bonds, 4.90%, 03/01/09.............................      Aa3, AA         100,000      107,157
   Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, 5.50%, 08/01/14...........      Aaa, AAA        125,000      140,035




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
   San Diego County, CA Water Auth. Rev. Bonds, Ser. A, 5.00%, 05/01/13..................      Aaa, AAA     $  125,000   $  131,363
   Santa Cruz County Redev. Agency Tax Allocation Bonds, 2.50%, 09/01/06.................      Aaa, AAA        190,000      191,910
   Tulare County, CA Ctfs. Participation Ref. Bonds, 5.00%, 08/15/10.....................      Aaa, NR          50,000       54,402
                                                                                                                         ----------
                                                                                                                          5,707,340
                                                                                                                         ----------
 COLORADO -- 2.6%
   Colorado Department Trans. Revenue Bonds, 5.00%, 06/15/06.............................      Aa3, AA       1,000,000    1,052,340
   Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health Initiatives),
    5.38%, 09/01/10......................................................................      Aa2, AA         500,000      539,290
                                                                                                                         ----------
                                                                                                                          1,591,630
                                                                                                                         ----------
 DELAWARE -- 3.0%
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07.............................      Aaa, AAA        160,000      194,946
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08.............................      Aaa, AAA        180,000      227,972
   Delaware River & Bay Auth. Rev. Bonds, 5.40%, 01/01/14................................      Aaa, AAA        250,000      269,427
   Delaware State Economic Dev. Auth. Ref. Rev. Bonds (Delmarva Power Poll. Cntrl.
    Proj.), Ser. 2001C, 4.90%, 05/01/26..................................................      Aaa, AAA        250,000      266,523
   Delaware State Economic Dev. Auth. Rev. Bonds (First Mtge. Gilpin Hall Proj.),
    6.40%, 07/01/05......................................................................       NR, NR         155,000      162,172
   Delaware State Economic Dev. Auth. Rev. Bonds (Student Housing Univ. Courtyard),
    5.38%, 08/01/11......................................................................       NR, AA         250,000      270,429
   Delaware State Health Fac. Auth. Ref. Rev. Bonds (Delaware Medical Center),
    7.00%, 10/01/04......................................................................      Aaa, AAA        135,000      136,854
   Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev. Bonds, Ser. 1992C,
    7.25%, 01/01/07......................................................................       A1, A           85,000       85,925
   New Castle County, DE Gen. Oblig. Rev. Bonds, 5.25%, 10/01/14.........................      Aaa, AAA        250,000      276,222
                                                                                                                         ----------
                                                                                                                          1,890,470
                                                                                                                         ----------
 FLORIDA -- 7.3%
   Broward County, FL Resource Recovery Ref. Bonds Wheelabrator South A,
    5.00%, 12/01/07......................................................................      A3, AA-         275,000      292,567
   Jacksonville, FL Dist. Water & Sewer Rev. Bonds, 5.13%, 09/30/08......................      Aaa, AAA        500,000      535,875
   JEA Florida St. Johns River Power Pk. Sys. Rev. Bonds, 3.30%, 10/01/09................      Aa2, AA-        250,000      248,728
   Lakeland, FL Energy Sys. Rev. Bonds, 5.50%, 10/01/14..................................      Aaa, AAA        455,000      498,116
   Osceola County, FL School Board Cert. Participation Four Corcers Charter School, Ser.
    A Bonds, 5.80%, 08/01/15.............................................................      Aaa, NR         100,000      107,307
   Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, 5.25%, 10/01/14.....................      Aaa, AAA        900,000      981,351
   Tampa, FL Solid Waste Sys. Revenue Bonds, 4.20%, 10/01/06.............................      Aaa, AAA      1,500,000    1,560,059
   Tampa, FL Sports Auth. Sales Tax Revenue Bonds, 5.00%, 01/01/08.......................      Aaa, AAA        300,000      317,502
                                                                                                                         ----------
                                                                                                                          4,541,505
                                                                                                                         ----------
 GEORGIA -- 3.3%
   Fulton County, GA Bldg. Auth. Rev. Bonds, 4.00%, 01/01/11.............................      Aa3, AA         360,000      367,603
   Fulton County, GA Gen. Oblig. Rev. Bonds, 6.38%, 05/01/11.............................      Aa2, AA         500,000      582,254
   Georgia State Housing & Fin. Auth. Rev. Bonds, (Single Family Mtge.), 4.85%, 06/01/08.      NR, AAA         260,000      265,593
   Gwinnett County, Ga. Dev. Auth., 5.25%, 01/01/14......................................      Aaa, AAA        500,000      545,420


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
   Private Colleges & Univ. Auth. Rev. Bonds (Emory Univ. Proj.), Ser. 2000A,
    5.75%, 11/01/15......................................................................      Aa2, AA      $  250,000   $  278,803
                                                                                                                         ----------
                                                                                                                          2,039,673
                                                                                                                         ----------
 ILLINOIS -- 4.8%
   Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%, 12/01/07.............................      Aa2, NR         300,000      319,542
   Chicago Illinois Water Rev. Sr. Lien Bonds, 5.75%, 11/01/11...........................      Aaa, AAA        200,000      224,240
   Cook Kane Lake & McHenry Counties, IL Community College Dist. 512, 5.50%, 12/01/17....      Aaa, NR         520,000      559,353
   Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ. Proj.), 5.10%, 11/01/11......      Aa1, AA+        400,000      433,496
   Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ. Proj.), 5.15%, 11/01/12......      Aa1, AA+        250,000      270,218
   Illinois State Gen. Oblig. Unltd. Bonds, 5.38%, 07/01/08..............................      Aaa, AAA        250,000      263,228
   Illinois State Ref. Bonds, First Ser., 5.25%, 08/01/12................................      Aaa, AAA        580,000      635,963
   Springfield, IL Elec. Rev. Bonds, Sr Lien, 5.50%, 03/01/12............................      Aaa, AAA        250,000      275,468
                                                                                                                         ----------
                                                                                                                          2,981,508
                                                                                                                         ----------
 KANSAS -- 0.9%
   Butler & Sedgwick County, KA Univ. School Dist. Gen. Oblig. Unltd. Bonds,
    6.00%, 09/01/14......................................................................      Aaa, AAA        500,000      578,495
                                                                                                                         ----------
 LOUISIANA -- 1.7%
   Louisiana Public Fac. Auth. Medical Center Rev. Bonds, 4.00%, 10/15/06................      Aaa, AAA      1,000,000    1,035,640
                                                                                                                         ----------
 MAINE -- 0.9%
   Maine Governmental Fac. Auth. Lease Rent Rev. Bonds, 6.00%, 10/01/13..................      Aaa, AAA        500,000      573,375
                                                                                                                         ----------
 MARYLAND -- 1.5%
   Maryland State Department Trans. Rev. Bonds, 4.00%, 12/15/07..........................      Aa2, AA         500,000      522,395
   Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, 5.13%, 07/01/12...........      Aaa, AAA        400,000      438,808
                                                                                                                         ----------
                                                                                                                            961,203
                                                                                                                         ----------
 MASSACHUSETTS -- 2.7%
   Massachusetts State Commonwealth Gen. Oblig. Bonds, 5.00%, 10/01/09...................      Aa2, AA-        500,000      539,170
   Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA,
    Visual & Performing Arts Proj.), 6.00%, 08/01/16.....................................       A2, NR         310,000      359,454
   Massachusetts State Fed. Highway Grant Ant. Notes, Ser. 1998B, 5.13%, 12/15/08........      Aa3, NR         350,000      377,717
   Massachusetts State Housing Fin. Agency Rev. Bonds, 4.00%, 12/01/10...................      Aa2, AA          85,000       84,381
   Massachusetts State Special Obligation Rev. Bonds Ref. Nts.-Federal Highway Grant
    Ant.-A, 5.00%, 12/15/12..............................................................      Aaa, NR         275,000      293,780
                                                                                                                         ----------
                                                                                                                          1,654,502
                                                                                                                         ----------
 MICHIGAN -- 1.2%
   Charlevoix, MI Public School Dist. Gen. Oblig. Bonds, 5.45%, 05/01/09.................      Aaa, NR         320,000      352,806
   Charlevoix, MI Public School Dist. Gen. Oblig. Bonds, 5.70%, 05/01/09.................      Aaa, NR         330,000      367,495
                                                                                                                         ----------
                                                                                                                            720,301
                                                                                                                         ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 MINNESOTA -- 0.4%
   Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07..............................      Aa1, AAA     $  250,000   $   268,625
                                                                                                                        -----------
 NEBRASKA -- 0.4%
   Omaha, NE Packaging Fac. Corp. Lease Rev. Bonds, 5.45%, 05/01/15.....................      Aa1, AA+        210,000       220,252
                                                                                                                        -----------
 NEVADA -- 2.3%
   Las Vegas Clark County, NV Library Dist. Ref. Gen. Oblig. Bonds, 4.00%, 06/01/11.....      Aa3, AA       1,000,000     1,012,590
   Washoe County, NV Gen. Oblig. Bonds (Park, Open Space & Library), 5.75%, 05/01/14....      Aaa, AAA        380,000       421,002
                                                                                                                        -----------
                                                                                                                          1,433,592
                                                                                                                        -----------
 NEW JERSEY -- 3.0%
   New Jersey Economic Dev. Auth. Rev. Bonds School Fac. Construction Ser. G,
    5.00%, 09/01/11.....................................................................      Aa3, AA-      1,000,000     1,083,020
   New Jersey Tobacco Settlement Fin. Corp., Rev. Bonds, 5.00%, 06/01/09................     Baa2, BBB        250,000       242,800
   Passaic County, NJ Gen. Oblig. Ref. Bonds, 5.00%, 09/01/07...........................      Aaa, NR         500,000       536,395
                                                                                                                        -----------
                                                                                                                          1,862,215
                                                                                                                        -----------
 NEW YORK -- 16.6%
   Ballston, NY Cent. School Dist. Gen. Oblig. Bonds, 2.75%, 06/01/06...................      Aaa, AAA        250,000       253,060
   Chittenango, NY Central School Dist. Gen. Oblig. Bonds, 5.60%, 06/15/09..............      Aaa, AAA        200,000       224,558
   Mayfield, NY Cent. School Dist. Gen Oblig. Bonds, 4.25%, 06/15/12....................      Aaa, AAA        685,000       708,893
   New York City Gen. Oblig. Bonds, Ser. I, 4.50%, 08/01/12.............................       A2, A          650,000       662,402
   New York City Transitional Fin. Auth., 5.00%, 11/01/11...............................      Aa2, AA+        500,000       540,695
   New York State Agency Spec. School Purp. Rev. Bonds, Ser. C, 5.25%, 12/01/10.........       NR, A+       1,500,000     1,620,659
   New York State Dorm Auth. Rev. Bonds, 5.25%, 05/15/15................................      Aaa, AAA      1,000,000     1,089,500
   New York State Dorm. Auth. Pace Univ. Ref. Bonds, 6.50%, 07/01/08....................      Aaa, AAA        515,000       584,314
   New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A, 5.00%, 03/15/13.......       NR, AA         500,000       533,100
   New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13...............      NR, AA-         515,000       550,653
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 12/15/06..........................       A1, AA         500,000       529,665
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 01/01/07..........................      A3, AA-         500,000       526,855
   New York State Urban Development Corp Ser A, 4.00%, 01/01/09.........................      NR, AA-         500,000       509,045
   New York, NY City Transitional Fin. Auth. Rev. Bonds, 5.75%, 11/01/11................      Aa2, AA+        700,000       781,200
   New York, NY Ser. E. Gen. Oblig. Bonds, 5.25%, 08/01/12..............................       A2, A          250,000       268,375
   North Tonawanda, NY City School Dist. Gen. Oblig. Bonds, 5.25%, 06/15/09.............      Aaa, NR         200,000       221,372
   West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds, 3.50%, 06/15/07...............      Aaa, NR         500,000       512,945
   West Islip, NY Un Free School Dist. Gen. Oblig. Bonds, 4.25%, 10/01/11...............      Aaa, NR         250,000       258,680
                                                                                                                        -----------
                                                                                                                         10,375,971
                                                                                                                        -----------
 NORTH CAROLINA -- 0.8%
   Cabarrus County, NC Cert. Participation Lease Rev. Bonds, 3.00%, 02/01/07............      Aa3, AA-        235,000       237,493
   Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/10............................      Aa2, AA+        250,000       281,660
                                                                                                                        -----------
                                                                                                                            519,153
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                              Moody's/S&P    Principal      Value
                                                                                              Ratings(1)      Amount      (Note 2)
                                                                                              -----------    ---------   ----------
 OHIO -- 5.3%
   Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare Partners), 5.00%, 10/01/08.....      A1, AA-      $500,000    $  529,225
   Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare Partners), Ser. A,
    5.63%, 10/01/16.......................................................................      A1, AA-       500,000       528,480
   Ohio State Building Fac. Auth. Rev. Bonds (Sports Bldg. Fund Proj.), Ser. 2001A,
    5.50%, 04/01/12.......................................................................      Aa2, AA       500,000       551,005
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds Ser. 2A, 5.50%, 12/01/09..................      Aa2, AA       500,000       553,905
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A, 5.50%, 12/01/08.................      Aa2, AA       200,000       219,962
   Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/10......................      Aa1, AA+      350,000       392,914
   Pickerington, OH Local School Dist. Construction & Imp. Gen Oblig. Bonds,
    5.80%, 12/01/09.......................................................................      Aaa, AAA      500,000       543,670
                                                                                                                         ----------
                                                                                                                          3,319,161
                                                                                                                         ----------
 OKLAHOMA -- 0.2%
   Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10...................................      Aa2, AA       100,000       110,921
                                                                                                                         ----------
 OREGON -- 1.0%
   Multnomah-Clackamas Counties, OR Centennial School Dist. Gen. Oblig. Bonds,
    5.50%, 06/15/13.......................................................................      Aaa, NR       550,000       602,014
                                                                                                                         ----------
 PENNSYLVANIA -- 4.4%
   Adams County, PA Public Imp. Misc. Rev. Bonds, 5.20%, 05/15/11.........................      Aaa, AAA      250,000       275,543
   Bethlehem, PA Area Vocational Technical School Auth. Lease Rev. Bonds, 5.50%, 09/01/09.      Aaa, NR       325,000       361,215
   Harrisburg, PA Office & Parking Rev. Auth. Bonds (Capital Assoc. Proj.), Ser. 1998A,
    5.50%, 05/01/05.......................................................................      NR, AAA       180,000       185,764
   Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Eastern College Proj.), Ser. B,
    8.00%, 10/15/06.......................................................................      NR, AAA       440,000       505,102
   Pennsylvania State Ref. Gen. Oblig. Bonds, 5.38%, 11/15/07.............................      Aaa, AAA      250,000       266,735
   Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds (Jefferson Health
    Systems Proj.), Ser. 1997A, 5.50%, 05/15/05...........................................      A1, AA-       500,000       515,414
   Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11.........................      Aaa, AAA      160,000       178,725
   Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds (Landfill Gas
    Recycling-Lanchester Energy Partners Proj.) Ser. 1998B, 6.80%, 01/01/05*..............       NR, NR       500,000        28,750
   York County, PA Solid Waste & Refuse Auth. Rev. Bonds, 5.50%, 12/01/06.................      Aaa, AAA      400,000       429,164
                                                                                                                         ----------
                                                                                                                          2,746,412
                                                                                                                         ----------
 PUERTO RICO -- 0.6%
   The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds, 5.00%, 05/15/09..     Baa2, BBB      100,000       100,082
   The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds, 5.75%, 07/01/10..      A3, AAA       250,000       282,010
                                                                                                                         ----------
                                                                                                                            382,092
                                                                                                                         ----------
 SOUTH DAKOTA -- 0.4%
   South Dakota Housing Dev. Auth. Homeownership Mtge. Rev. Bonds, Ser. C,
    4.15%, 05/01/07.......................................................................      Aa1, AAA      265,000       267,234
                                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 TENNESSEE -- 0.4%
   Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13...............................      Aa2, AA+     $  250,000   $  274,213
                                                                                                                         ----------
 TEXAS -- 8.0%
   Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, 7.00%, 08/15/11................      Aaa, NR         250,000      296,515
   Georgetown, TX Utility System Ref. Rev. Bonds, Ser. 1998A, 4.80%, 08/15/11............      Aaa, AAA        650,000      676,935
   Houston, TX Prerefunded-Ref & Pub Impt - A, 5.25%, 03/01/13...........................      Aa3, AA-        400,000      436,256
   Houston, TX Unrefunded-Ref & Pub Impt - A, 5.25%, 03/01/13............................      Aa3, AA-        100,000      106,748
   Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, 5.50%, 02/15/15.......................      Aaa, AAA        500,000      540,415
   Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds (St. Joseph Health Sys.), 5.00%,
    07/01/08.............................................................................      Aa3, AA-        350,000      371,515
   Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds, Ser. 2001A, 5.00%, 02/15/12..      Aaa, AAA        625,000      666,156
   San Antonio, TX Independent School Dist. Gen. Oblig. Unltd. Bonds, 7.00%, 08/15/08....      Aaa, AAA        225,000      258,408
   Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A, 5.50%, 10/01/12.....      Aa1, AA         300,000      330,153
   Texas State Turnpike Auth. Cent. Rev. Bonds, 5.00%, 06/01/08..........................      Aa3, AA         500,000      535,225
   Texas Water Dev. Board Rev. Bonds, St. Revolving Fd-Sr Lien-Ser. 1998A,
    5.25%, 07/15/11......................................................................      Aaa, AAA        500,000      535,840
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/11...........................      Aaa, AAA         60,000       70,107
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 01/01/12...........................      Aaa, AAA         75,000       87,353
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 01/01/13...........................      Aaa, AAA         85,000       99,582
                                                                                                                         ----------
                                                                                                                          5,011,208
                                                                                                                         ----------
 UTAH -- 0.4%
   Utah State Bldg. Ownership Auth. Lease Rev. Bonds, 5.50%, 05/15/07....................      Aa1, AA+        250,000      266,413
                                                                                                                         ----------
 VIRGINIA -- 1.8%
   Virginia Commonwealth Trans. Brd. Rev. Bonds (Federal Highway
    Reimbursement Ant. Notes), 5.75%, 10/01/07...........................................      Aa2, AA+      1,000,000    1,095,160
                                                                                                                         ----------
 WASHINGTON -- 3.8%
   Clark County Washington School Dist. No. 37 Gen. Oblig. Bonds, 5.13%, 12/01/10........      Aa3, NR         500,000      542,315
   Seattle, WA Muni. Light & Power Ref. Rev. Bonds, 5.00%, 07/01/10......................      Aaa, AAA        350,000      379,617
   Snohomish County, WA Public Utility Rev. Bonds, 5.00%, 12/01/08.......................      Aaa, AAA        250,000      268,663
   Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev. Bonds,
    5.75%, 07/01/09......................................................................      Aaa, AA-        320,000      354,752
   Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev. Bonds,
    5.75%, 07/01/09......................................................................      Aaa, AA-        200,000      221,720
   Washington State Variable Purpose-Ser. B Gen. Oblig. Unltd. Bonds, 5.00%, 01/01/13....      Aa1, AA         300,000      313,587
   Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds, 5.00%, 06/01/08.................     Baa2, BBB        300,000      289,086
                                                                                                                         ----------
                                                                                                                          2,369,740
                                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 WISCONSIN -- 1.9%
   Milwaukee County, WI Rev. Adj. Ref. Bonds (Pub Museum), Ser. B, 4.35%, 12/01/04......      NR, AA-      $1,000,000   $ 1,011,790
   Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1, 5.75%, 07/01/14......................      Aaa, AAA        175,000       195,034
                                                                                                                        -----------
                                                                                                                          1,206,824
                                                                                                                        -----------
 TOTAL MUNICIPAL BONDS (Cost $61,166,308) ...........................................................................    61,174,731
                                                                                                                        -----------
                                                                                                             Shares
                                                                                                           ----------
SHORT-TERM INVESTMENTS -- 1.9%
 SHORT-TERM INVESTMENTS -- 1.9%
   Blackrock Municipal Cash Tax-Exempt Cash Money Market Fund...........................                    1,197,436     1,197,436
                                                                                                                        -----------
 TOTAL SHORT-TERM INVESTMENTS (Cost $1,197,436) .....................................................................     1,197,436
                                                                                                                        -----------
TOTAL INVESTMENTS (Cost $62,363,744)+ -- 100.0% .....................................................................   $62,372,167
                                                                                                                        ===========

---------------
+ The cost for federal income tax purposes. At June 30, 2004, net unrealized appreciation was $8,423. This consisted of aggregate gross unrealized appreciation for all securities for which there was as excess of market value over tax cost of $1,093,053, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,084,630.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(*) Non-income producing for the period ended June 30, 2004. Security in default.






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES
-----------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

(Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 75.0%
 FINANCIAL -- 21.3%
   Credit Suisse First Boston, 5.75%, 04/15/07..........................................      Aa3, A+      $1,000,000   $ 1,053,683
   General Electric Capital Corp., 6.50%, 12/10/07......................................      Aaa, AAA      1,250,000     1,358,685
   General Motors Acceptance Corp., 2.14%, 08/18/04*....................................      A3, BBB       1,000,000     1,001,873
   Goldman Sachs Group, 6.50%, 02/25/09.................................................      Aa3, A+         200,000       216,532
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+         700,000       762,129
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       2,000,000     2,098,835
   MBNA America, 7.75%, 09/15/05........................................................     Baa1, BBB+       750,000       790,386
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+       500,000       529,278
   National City Bank, 2.70%, 08/24/09..................................................      Aa3, A+         500,000       485,720
   Prudential Insurance Co., 6.38%, 07/23/06............................................       A2, A+       1,000,000     1,061,481
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      1,000,000     1,085,311
                                                                                                                        -----------
                                                                                                                         10,443,913
                                                                                                                        -----------
 INDUSTRIAL -- 47.7%
   Bausch & Lomb, Inc., 6.75%, 12/15/04.................................................     Ba1, BBB-      1,243,000     1,262,756
   Comcast Cable Communications, Inc., 8.38%, 05/01/07..................................     Baa3, BBB        674,000       753,275
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+     1,000,000     1,052,196
   Dow Chemical, 5.75%, 11/15/09........................................................       A3, A-       1,000,000     1,043,555
   Eastman Kodak Co., 7.25%, 06/15/05...................................................     Baa3, BBB-       350,000       361,961
   General Mills, Inc., 5.13%, 02/15/07.................................................     Baa2, BBB+     1,250,000     1,297,759
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa2, BBB-     1,000,000     1,010,888
   International Business Machines Corp., 5.38%, 02/01/09...............................       A1, A+       1,000,000     1,045,400
   Kraft Foods, Inc., 5.25%, 06/01/07...................................................      A3, BBB+      1,000,000     1,039,999
   Liberty Media Corp., 3.02%, 09/15/04*................................................     Baa3, BBB-       350,000       356,486
   Liberty Media Corp., 3.50%, 09/25/06.................................................     Baa3, BBB-       750,000       748,639
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,000,000     1,007,489
   Merck & Co., Inc., 2.50%, 03/30/07...................................................      Aaa, AAA      1,000,000       979,751
   Motorola, Inc., 6.75%, 02/01/06......................................................     Baa3, BBB      2,082,000     2,189,349
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-     1,000,000     1,083,011
   Safeway, Inc., 6.15%, 03/01/06.......................................................     Baa2, BBB      1,000,000     1,045,582
   Time Warner Cos., Inc., 8.18%, 08/15/07..............................................     Baa1, BBB+     1,020,000     1,139,787
   Tricon Global, 7.45%, 05/15/05.......................................................     Baa3, BBB-       500,000       519,346
   Tyco International Group SA, 5.88%, 11/01/04.........................................     Baa3, BBB        500,000       505,828
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      1,000,000     1,077,059
   Walt Disney Co., 7.30%, 02/08/05.....................................................     Baa1, BBB+     1,750,000     1,801,928
   Weyerhaeuser Co., 6.00%, 08/01/06....................................................     Baa2, BBB      1,970,000     2,072,658
                                                                                                                        -----------
                                                                                                                         23,394,702
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 2.2%
   Sprint Capital Corp., 7.13%, 01/30/06................................................     Baa3, BBB-     1,000,000     1,058,250
                                                                                                                        -----------
 UTILITIES -- 3.8%
   Columbia Energy Group, 6.80%, 11/28/05...............................................     Baa2, BBB        500,000       525,582
   Ohio Power Co., 6.73%, 11/01/04......................................................      A3, BBB         400,000       406,393
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB        870,000       921,876
                                                                                                                        -----------
                                                                                                                          1,853,851
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (Cost $37,289,309) ..........................................................................    36,750,716
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES
-----------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
MORTGAGE-BACKED SECURITIES -- 2.4%
   Federal Home Loan Mortgage Corp. Notes, 7 Yr. Balloon, 4.50%, 11/01/10...............                   $  437,999   $   437,177
   Federal Home Loan Mortgage Corp. Notes, 2751 VT, 6.00%, 02/15/34.....................                      734,887       731,154
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,204,035) .................................................................     1,168,331
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 19.9%
 FEDERAL HOME LOAN BANK NOTES -- 3.0%
   Federal Home Loan Bank Notes, 1.70%, 12/30/05........................................                    1,000,000       985,663
   Federal Home Loan Bank Notes, 2.44%, 03/09/09........................................                      475,000       470,407
                                                                                                                        -----------
                                                                                                                          1,456,070
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 6.5%
   Federal Home Loan Mortgage Corp. Notes, 1.18%, 07/06/04..............................                    2,200,000     2,199,639
   Federal Home Loan Mortgage Corp. Notes, 3.38%, 04/15/09..............................                    1,000,000       962,924
                                                                                                                        -----------
                                                                                                                          3,162,563
                                                                                                                        -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.4%
   Federal National Mortgage Association Notes, 3.21%, 07/23/04.........................                    1,000,000       974,052
   Federal National Mortgage Association Notes, 3.25%, 11/15/07.........................                      500,000       492,949
   Federal National Mortgage Association Notes, 5.75%, 02/15/08.........................                    1,000,000     1,065,590
   Federal National Mortgage Association Notes, 5.25%, 01/15/09.........................                    2,000,000     2,094,973
   Federal National Mortgage Association Notes, 3.13%, 03/16/09.........................                      500,000       476,040
                                                                                                                        -----------
                                                                                                                          5,103,604
                                                                                                                        -----------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $9,952,732) ...................................................................     9,722,237
                                                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 0.8%
 U.S. TREASURY NOTES -- 0.8%
   U.S. Treasury Notes, 2.38%, 08/15/06.................................................                      400,000       396,578
                                                                                                                        -----------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $400,071) ....................................................................       396,578
                                                                                                                        -----------
COMMERCIAL PAPER -- 1.9%
   American Express, 1.30%, 07/01/04....................................................      A-1, P-1        906,348       906,348
                                                                                                                        -----------
 TOTAL COMMERCIAL PAPER (Cost $906,348) .............................................................................       906,348
                                                                                                                        -----------
TOTAL INVESTMENTS (Cost $49,752,495)+ - 100% ........................................................................   $48,944,210
                                                                                                                        ===========

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ The cost for federal income tax purposes. At June 30, 2004, net unrealized depreciation was $808,285. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,035, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $831,320.
(1) The ratings shown are not audited.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                             Short/                                      Short-Term
                                                                          Intermediate    Broad Market     Municipal       Income
                                                                           Bond Series     Bond Series    Bond Series      Series
                                                                          ------------    ------------    -----------   -----------
ASSETS:
Investment in securities, at value* ...................................   $187,040,234     $87,528,757    $62,372,167   $48,944,210
Securities lending collateral .........................................     27,694,062       5,295,925             --            --
Receivable for contributions ..........................................          7,290           1,045        195,014       225,000
Receivable for investments sold .......................................             --         687,038             --            --
Dividends and interest receivable .....................................      2,500,558       1,077,052        696,339       670,874
                                                                          ------------     -----------    -----------   -----------
Total assets ..........................................................    217,242,144      94,589,817     63,263,520    49,840,084
                                                                          ------------     -----------    -----------   -----------
LIABILITIES:
Obligation to return securities lending collateral ....................     27,694,062       5,295,925             --            --
Payable for withdrawals ...............................................         33,691               4            200       123,616
Accrued advisory fee ..................................................         54,080          25,514         18,207        14,382
Other accrued expenses ................................................         26,195          14,521         13,146        11,191
                                                                          ------------     -----------    -----------   -----------
Total liabilities .....................................................     27,808,028       5,335,964         31,553       149,189
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $189,434,116     $89,253,853    $63,231,967   $49,690,895
                                                                          ============     ===========    ===========   ===========

------------
* Investments at cost .................................................   $185,815,735     $85,380,500    $62,363,744   $49,752,495




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                              Short/                                     Short-Term
                                                                           Intermediate    Broad Market     Municipal      Income
                                                                            Bond Series     Bond Series    Bond Series    Series(1)
                                                                           ------------    ------------    -----------   ----------
INVESTMENT INCOME:
 Interest ..............................................................    $ 7,909,798     $ 4,703,477    $ 1,992,414   $1,005,002
 Dividends .............................................................             --           6,974             --           --
 Securities lending ....................................................         38,970          15,895             --           --
                                                                            -----------     -----------    -----------   ----------
   Total investment income..............................................      7,948,768       4,726,346      1,992,414    1,005,002
                                                                            -----------     -----------    -----------   ----------
EXPENSES:
 Advisory fees .........................................................        661,836         349,776        197,801      137,946
 Administration and accounting fees ....................................        177,278          93,690         52,982       36,950
 Custody fees ..........................................................         35,562          20,814         15,231       19,011
 Trustees' fees ........................................................          4,057           4,069          3,900        3,260
 Professional fees .....................................................         35,608          27,003         22,688       20,956
 Other .................................................................         14,186          12,281         20,260        3,502
                                                                            -----------     -----------    -----------   ----------
   Total expenses.......................................................        928,527         507,633        312,862      221,625
                                                                            -----------     -----------    -----------   ----------
 Net investment income .................................................      7,020,241       4,218,713      1,679,552      783,377
                                                                            -----------     -----------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments ...............................        995,104         681,150        (41,166)      35,152
 Net change in unrealized appreciation (depreciation) on
   investments..........................................................     (8,388,832)     (5,967,426)    (1,902,198)    (808,285)
                                                                            -----------     -----------    -----------   ----------
 Net loss on investments ...............................................     (7,393,728)     (5,286,276)    (1,943,364)    (773,133)
                                                                            -----------     -----------    -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...........................................................    $  (373,487)    $(1,067,563)   $  (263,812)  $   10,244
                                                                            ===========     ===========    ===========   ==========

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                           Short/                                       Short-Term
                                                                        Intermediate    Broad Market     Municipal        Income
                                                                         Bond Series     Bond Series    Bond Series      Series(1)
                                                                        ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..............................................   $  7,020,241    $  4,218,713    $  1,679,552   $    783,377
 Net realized gain (loss) on investments ............................        995,104         681,150         (41,166)        35,152
 Net change in unrealized appreciation (depreciation) on investments      (8,388,832)     (5,967,426)     (1,902,198)      (808,285)
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets resulting
   from operations...................................................       (373,487)     (1,067,563)       (263,812)        10,244
                                                                        ------------    ------------    ------------   ------------
Transactions in beneficial interest:
 Contributions ......................................................     38,082,203      11,724,309      36,268,540     79,135,746
 Withdrawals ........................................................    (34,933,674)    (35,314,174)    (15,449,537)   (29,455,095)
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets from transactions in
   beneficial interest...............................................      3,148,529     (23,589,865)     20,819,003     49,680,651
                                                                        ------------    ------------    ------------   ------------
Total increase (decrease) in net assets .............................      2,775,042     (24,657,428)     20,555,191     49,690,895
NET ASSETS:
 Beginning of year ..................................................    186,659,074     113,911,281      42,676,776             --
                                                                        ------------    ------------    ------------   ------------
 End of year ........................................................   $189,434,116    $ 89,253,853    $ 63,231,967   $ 49,690,895
                                                                        ============    ============    ============   ============

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                            Short/
                                                                                         Intermediate    Broad Market    Municipal
                                                                                          Bond Series    Bond Series    Bond Series
                                                                                         ------------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income...............................................................    $  7,497,728    $  5,412,342   $ 1,329,186
 Net realized gain on investments....................................................       4,230,558       3,684,420       153,520
 Net change in unrealized appreciation (depreciation) on investments.................       6,223,695       5,220,665     1,094,046
                                                                                         ------------    ------------   -----------
Net increase in net assets resulting from operations.................................      17,951,981      14,317,427     2,576,752
                                                                                         ------------    ------------   -----------
Transactions in beneficial interest:
 Contributions.......................................................................      39,470,606      23,635,196    16,249,407
 Withdrawals.........................................................................     (38,630,150)    (40,978,299)   (8,843,617)
                                                                                         ------------    ------------   -----------
Net increase (decrease) in net assets from transactions in beneficial
  interest...........................................................................         840,456     (17,343,103)    7,405,790
                                                                                         ------------    ------------   -----------
Total increase (decrease) in net assets..............................................      18,792,437      (3,025,676)    9,982,542
NET ASSETS:
 Beginning of year...................................................................     167,866,637     116,936,957    32,694,234
                                                                                         ------------    ------------   -----------
 End of year.........................................................................    $186,659,074    $113,911,281   $42,676,776
                                                                                         ============    ============   ===========





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series, Broad Market Bond Series, Municipal Bond Series, and Short-Term Income Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded as an adjustment to interest income. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to each Series. For its services, RSMC receives a fee of 0.35% of each Series' first $1 billion of average daily net assets; 0.30% of each Series' next $1 billion of average daily net assets; and 0.25% of each Series' average daily net assets in excess of $2 billion.

   RSMC has agreed to waive its advisory fee or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% and 0.65% of average daily net assets of the Municipal Bond Series and Short-Term Income Series, respectively. These undertakings will remain in place until November 2005 unless the Board of Trustees approves their earlier termination.

   RSMC provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of .09% of the Series' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. SECURITIES LENDING AGREEMENT. Short/Intermediate Bond Series and Broad Market Bond Series may lend their securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. Each Series records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

5. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                 Short/Intermediate    Broad Market     Municipal      Short-Term
                                                                     Bond Series        Bond Series    Bond Series  Income Series(1)
                                                                 ------------------    ------------    -----------  ----------------
  Purchases...................................................       $68,537,705        $24,766,982    $33,618,211     $52,256,330
  Sales.......................................................        48,408,644         40,063,896     10,934,958      13,336,278

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.

6. FINANCIAL HIGHLIGHTS.

                                                                                            For the Fiscal Years Ended June 30,
                                                                                        -------------------------------------------
                                                                                          2004     2003      2002     2001    2000
                                                                                        -------   ------    -----    ------   -----
  SHORT/INTERMEDIATE BOND SERIES
  Total Return......................................................................    (0.09)%   10.82%    7.21%    10.26%   4.23%
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations...................................................      0.49%    0.49%    0.49%     0.50%   0.47%
    Excluding expense limitations...................................................      0.49%    0.49%    0.49%     0.50%   0.51%
   Net investment income............................................................      3.72%    4.25%    5.00%     5.92%   5.94%
  Portfolio Turnover Rate...........................................................        27%      82%     136%       88%     47%


                                                                                                                   For the Period
                                                                            For the Fiscal Years Ended June 30,  November 1, 1999(1)
                                                                            -----------------------------------        through
                                                                             2004      2003      2002     2001      June 30, 2000
                                                                            -------   ------    -----    ------   -----------------
  BROAD MARKET BOND SERIES
  Total Return..........................................................    (0.96)%   12.95%    7.16%    10.19%         4.00%**
  Ratios to Average Net Assets:
   Expenses.............................................................      0.51%    0.50%    0.50%     0.51%         0.49%*
   Net investment income................................................      4.22%    4.53%    5.35%     6.02%         6.30%*
  Portfolio Turnover Rate...............................................        26%      77%     180%       73%           53%**


                                                                                                                   For the Period
                                                                            For the Fiscal Years Ended June 30,  November 1, 1999(1)
                                                                            -----------------------------------        through
                                                                             2004      2003      2002     2001      June 30, 2000
                                                                            -------   ------    -----    ------   -----------------
  MUNICIPAL BOND SERIES
  Total Return..........................................................    (0.44)%    6.90%    5.98%     8.05%         3.70%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations.......................................      0.55%    0.59%    0.62%     0.65%         0.61%*
    Excluding expense limitations.......................................      0.55%    0.59%    0.62%     0.70%         0.61%*
   Net investment income................................................      2.97%    3.45%    3.75%     4.52%         4.77%*
  Portfolio Turnover Rate...............................................        20%      21%      28%       36%           50%**

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                                  For the Period
                                                                 July 1, 2003(1)
                                                                      through
                                                                   June 30, 2004
                                                                  --------------
 SHORT-TERM INCOME SERIES
 Total Return .................................................        0.03%**
 Ratios to Average Net Assets:
   Expenses ...................................................        0.56%*
   Net investment income ......................................        1.99%*
 Portfolio Turnover Rate ......................................          42%**

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE TRUSTEES AND BENEFICIAL INTEREST HOLDERS OF WT INVESTMENT TRUST I:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Short/Intermediate Bond Series, Broad Market Bond Series, Municipal Bond Series, and
Short-Term Income Series (the "Series") (each a series of WT Investment Trust
I) as of June 30, 2004, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers or by alternate procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross; Selas
                                                                        Executive Officer,                        Corporation of
                                                                        Philadelphia Stock                        America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                         Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age    Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------    --------------   ------------------------    ----------------------   -------------    ---------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds;
                                          November 2001.              Law since July 1997.                      and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society of
                                                                      University of Maryland                    Pennsylvania.
                                                                      School of Law from
                                                                      1994 to 1997.

EXECUTIVE OFFICERS

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                         Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                          Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age    Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------    --------------   ------------------------    ----------------------   -------------    ---------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A               N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company Since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A               N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A               N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                  Principal               Fund            Other
                                 Position(s)         Term of Office             Occupation(s)            Complex      Directorships
                                  Held with           and Length of              During Past           Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------           --------------   ----------------------    -----------------------    -------------   -------------
PAT COLLETTI                    Vice President   Shall serve at the        Vice President and              N/A             N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board     Director of Investment
Wilmington, DE 19809                             and until successor is    Accounting and
Date of Birth: 11/58                             elected and qualified.    Administration of
                                                 Officer since May         PFPC Inc. since 1999.
                                                 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the        Officer, Wilmington             N/A             N/A
Date of Birth: 8/65                              pleasure of the Board     Trust Company since
                                                 and until successor is    1998. Officer, Rodney
                                                 elected and qualified.    Square Management
                                                 Officer since November    Corporation since 1992.
                                                 2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              --------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              --------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Portfolios.


WFIP-ANN-6/04

                                                                     WILMINGTON
                                                                          FUNDS






 Fixed Income Portfolios
 Institutional Shares





            o   Short/Intermediate Bond


            o   Broad Market Bond


            o   Municipal Bond


            o   Short-Term Income






                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to. 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   It gives me great pleasure to present this annual report to you, our shareholders. We believe the above mentioned rising interest rate environment will benefit our portfolio in the coming months. Thank you for your support.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

INVESTMENT RESULTS

For the fiscal year ended June 30, 2004, the Balentine Premier Money Market Portfolio's dividends represented a return of 0.19%. A comparison of the Portfolio's performance versus its benchmarks is presented below:

                                                                     For the Fiscal Year
                                                                     Ended June 30, 2004
                                                                     -------------------
        BALENTINE PREMIER MONEY MARKET PORTFOLIO                             0.19%
        Lipper Money Market Funds                                            0.17%


                                                                    Annualized 7-Day Yield
                                                                      As of June 30, 2004
                                                                    ----------------------
        BALENTINE PREMIER MONEY MARKET PORTFOLIO                           0.24%

---------------

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

An investment in the Portfolio is not insured by the FDIC or any other governmental agency, are not deposits of or other obligations of or guaranteed by Wilmington Trust or any other bank or entity, and are subject to risks. Although the Portfolio seeks to preserve the value of its shareholders' investments at $1.00 per share, it is possible to lose money by investing in this vehicle.

   You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing. Distributed by Professional Funds Distributor, LLC.

   We invite your comments and questions and thank you for your investment in the Balentine Premier Money Market Portfolio. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                   Sincerely,

                                                   /s/ Robert J. Christian
                                                   -----------------------
                                                   Robert J. Christian
                                                   President

July 12, 2004

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
Investment in Series, at value ...................................   $66,516,101
Receivable due from adviser ......................................         6,619
                                                                     -----------
Total assets .....................................................    66,522,720
                                                                     -----------
LIABILITIES:
Dividends payable ................................................        11,657
Accrued expenses .................................................        61,843
                                                                     -----------
Total liabilities ................................................        73,500
                                                                     -----------
NET ASSETS .......................................................   $66,449,220
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $66,448,909
Accumulated net realized gain on investments .....................           311
                                                                     -----------
NET ASSETS .......................................................   $66,449,220
                                                                     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares):
  Service Shares..................................................    66,448,909
                                                                     ===========
NET ASSET VALUE, offering and redemption price per share:
  Service Shares..................................................   $      1.00
                                                                     ===========



    The accompanying notes are an integral part of the financial statements.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

NET INVESTMENT INCOME FROM SERIES:
 Interest ..........................................................  $ 995,062
 Expenses (net of $49,347 of fee waivers) ..........................   (178,182)
                                                                      ---------
   Net investment income from Series ...............................    816,880
                                                                      ---------
EXPENSES:
 Administration and accounting fees  ...............................     54,000
 Transfer agent fees ...............................................     13,868
 Reports to shareholders ...........................................     22,072
 Trustees' fees ....................................................     12,090
 Distribution fees .................................................    534,208
 Shareholder service fees ..........................................    115,745
 Registration fees .................................................     19,980
 Professional fees .................................................     13,534
 Other .............................................................      6,216
                                                                      ---------
   Total expenses before fee waivers and expense reimbursements ....    791,713
   Expenses reimbursed .............................................   (140,936)
   Administration and accounting fees waived .......................       (938)
                                                                      ---------
    Total expenses, net ............................................    649,839
                                                                      ---------
 Net investment income .............................................    167,041
                                                                      ---------
NET REALIZED GAIN ON INVESTMENTS FROM SERIES .......................        311
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............  $ 167,352
                                                                      =========




    The accompanying notes are an integral part of the financial statements.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Period
                                        For the Fiscal Year  November 4, 2002(1)
                                               Ended               through
                                           June 30, 2004        June 30, 2003
                                        -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..............      $     167,041        $     375,599
 Net realized gain on investments ...                311                   --
                                           -------------        -------------
Net increase in net assets resulting
  from operations....................            167,352              375,599
                                           -------------        -------------
Distributions to shareholders from
  net investment income..............           (167,041)            (375,599)
                                           -------------        -------------
Portfolio share transactions (a):
 Proceeds from shares sold ..........        568,833,384          636,167,347
 Cost of shares issued on
   reinvestment of distributions.....            178,219              352,896
 Cost of shares redeemed ............       (584,080,939)        (555,001,998)
                                           -------------        -------------
Net increase (decrease) in net
  assets from Portfolio share
  transactions.......................        (15,069,336)          81,518,245
                                           -------------        -------------
Total increase (decrease) in net
  assets.............................        (15,069,025)          81,518,245
NET ASSETS:
 Beginning of period ................         81,518,245                   --
                                           -------------        -------------
 End of period ......................      $  66,449,220        $  81,518,245
                                           =============        =============
(A) TRANSACTIONS IN CAPITAL SHARES
  WERE:
 Shares sold ........................        568,833,384          636,167,347
 Shares issued on reinvestment of
   distributions.....................            178,219              352,896
 Shares redeemed ....................       (584,080,939)        (555,001,998)
                                           -------------        -------------
 Net increase (decrease) in shares ..        (15,069,336)          81,518,245
 Shares outstanding -- Beginning of
  period.............................         81,518,245                   --
                                           -------------        -------------
 Shares outstanding -- End of period          66,448,909           81,518,245
                                           =============        =============
----------
(1) Commencement of operations.




    The accompanying notes are an integral part of the financial statements.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                               For the Period
                                       For the Fiscal Year   November 4, 2002(2)
PREMIER MONEY MARKET PORTFOLIO --             Ended               through
  SERVICE SHARES                          June 30, 2004        June 30, 2003
                                       -------------------   -----------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD.............................        $  1.00              $  1.00
                                             -------              -------
INVESTMENT OPERATIONS:(3)
 Net investment income ..............             --                   --
                                             -------              -------
DISTRIBUTIONS:(3)
 From net investment income .........             --                   --
                                             -------              -------
NET ASSET VALUE -- END OF PERIOD ....        $  1.00              $  1.00
                                             =======              =======
TOTAL RETURN ........................          0.19%                0.31%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations.....          0.93%                0.93%*
   Excluding expense limitations.....          1.14%                1.14%*
 Net investment income ..............          0.19%                0.48%*
Net assets at end of period (000
  omitted)...........................        $66,449              $81,518

---------------
*   Annualized.
**  Not annualized.
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Premier Money Market Series.
(2) Commencement of operations.
(3) Less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Balentine Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolio offers Service Shares to investors who use a financial intermediary to process transactions with the Portfolio and are subject to distribution and shareholder servicing fees. The Service Shares commenced operations November 4, 2002.

   The Portfolio has adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Portfolio to pay a fee to Professional Funds Distributor, LLC for the sale and distribution of its Service Shares. Under the distribution plan, the Portfolio will pay distribution fees to Professional Funds Distributor, LLC at a maximum annual rate of 0.60% of average daily net assets of the Service Shares.

   The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.13% of average daily net assets of the Service Shares to compensate service providers who maintain a service relationship.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I ("Series"), which has the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. As of June 30, 2004, the Portfolio owned approximately 8% of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   Valuation of Investment in Series. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Distributions to Shareholders. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through its investment in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Portfolio. For its services RSMC is paid a monthly fee of $3,000 for the Portfolio and $1,500 for each class of the Portfolio. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Portfolio. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments:
   100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.93% of average daily net assets. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The distributions paid during the fiscal year ended June 30, 2004 of $167,041 and during the period November 4, 2002 (commencement of operations) through June 30, 2003 of $375,599, were characterized as ordinary income for income tax purposes.

   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

        Undistributed ordinary income .....................  $311

5. CONTRACTUAL OBLIGATIONS. The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio's existing contracts and expects the risk of loss to be remote.

BALENTINE PREMIER MONEY MARKET PORTFOLIO
----------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of Balentine Premier Money Market Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and financial highlights for the year then ended and for the period November 4, 2002 (commencement of operations) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balentine Premier Money Market Portfolio at June 30, 2004, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period November 4, 2002 (commencement of operations) through June 30, 2003, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                          Moody's/S&P     Principal        Value
                                                                                          Ratings(1)       Amount        (Note 2)
                                                                                          -----------    -----------   ------------
CERTIFICATES OF DEPOSIT -- 45.1%
 FOREIGN BANKS, FOREIGN CENTERS -- 16.6%
   Banque Nationale de Paris, 1.11%, 09/07/04.........................................     P-1, A-1+     $40,000,000   $ 40,000,000
   Barclay's Bank PLC, 1.11%, 08/04/04................................................     P-1, A-1+      30,000,000     30,000,141
   Credit Agricole Indosuez, 1.11%, 09/07/04..........................................     P-1, A-1+      35,000,000     35,002,249
   Landesbank Hessen-Thuringen, 1.26%, 10/28/04.......................................     P-1, A-1+      30,000,000     30,000,972
                                                                                                                       ------------
                                                                                                                        135,003,362
                                                                                                                       ------------
 FOREIGN BANKS, U.S. BRANCHES -- 11.1%
   Credit Suisse First Boston, 1.11%, 08/04/04........................................      P-1, A-1      35,000,000     35,000,001
   Royal Bank of Scotland, 1.07%, 07/19/04............................................     P-1, A-1+      25,000,000     25,000,060
   Svenska Handelsbanken, 1.11%, 08/09/04.............................................      P-1, A-1      30,000,000     29,999,265
                                                                                                                       ------------
                                                                                                                         89,999,326
                                                                                                                       ------------
 U.S. BANKS, U.S. BRANCHES -- 17.4%
   Bank of America, Inc., 1.06%, 07/15/04.............................................     P-1, A-1+      35,000,000     35,000,000
   Citibank, 1.53%, 09/29/04..........................................................     P-1, A-1+      31,000,000     31,000,772
   Fifth Third Bancorp, 1.08%, 09/20/04...............................................     P-1, A-1+      40,000,000     40,001,342
   Wells Fargo Bank, 1.15%, 07/14/04..................................................     P-1, A-1+      35,000,000     35,000,000
                                                                                                                       ------------
                                                                                                                        141,002,114
                                                                                                                       ------------
  TOTAL CERTIFICATE'S OF DEPOSIT (COST $366,004,802) ...............................................................    366,004,802
                                                                                                                       ------------
COMMERCIAL PAPER -- 14.8%
 BANKS -- 4.4%
   Toronto Dominion, 1.28%, 08/16/04..................................................      P-1, A-1      35,500,000     35,441,938
                                                                                                                       ------------
 FINANCIAL -- 6.1%
   General Electric Capital Corp., 1.12%, 08/17/04....................................     P-1, A-1+      35,000,000     34,948,822
   National Rural Utilities Coop. Finance Corp., 1.30%, 07/16/04......................      P-1, A-1      15,000,000     14,991,875
                                                                                                                       ------------
                                                                                                                         49,940,697
                                                                                                                       ------------
 LEASING -- 4.3%
   Vehicle Service Corp. of America, LOC Bank of America,
    1.35%, 08/16/04...................................................................     N/R, A-1+      35,000,000     34,939,625
                                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (COST $120,322,260) .......................................................................    120,322,260
                                                                                                                       ------------
U.S. AGENCY OBLIGATIONS -- 8.0%
 FEDERAL HOME LOAN BANK NOTES -- 2.5%
   Federal Home Loan Bank Notes, 1.30%, 04/27/05.....................................................     10,000,000     10,000,000
   Federal Home Loan Bank Notes, 1.38%, 05/03/05.....................................................     10,000,000     10,000,000
                                                                                                                       ------------
                                                                                                                         20,000,000
                                                                                                                       ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.5%
   Federal National Mortgage Association Notes, 1.24%, 07/23/04*.....................................     30,000,000     30,000,000
   Federal National Mortgage Association Notes, 1.38%, 02/11/05......................................     15,000,000     15,000,000
                                                                                                                       ------------
                                                                                                                         45,000,000
                                                                                                                       ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $65,000,000) .................................................................     65,000,000
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                                         Principal         Value
                                                                                                           Amount        (Note 2)
                                                                                                        ------------   ------------
REPURCHASE AGREEMENTS -- 32.1%
   With Goldman Sachs Group: at 1.55%, dated 06/30/04, to be repurchased at $110,298,049 on 07/01/04, collateralized by $113,602,099 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 07/01/34 .........................................................................    $110,293,300   $110,293,300
   With UBS Warburg, Inc: at 1.55%, dated 06/30/04, to be repurchased at $150,006,458 on 07/01/04, collateralized by $154,504,620 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 05/01/34 .........................................................................     150,000,000    150,000,000
                                                                                                                       ------------
  TOTAL REPURCHASE AGREEMENTS (COST $260,293,300) ..................................................................    260,293,300
                                                                                                                       ------------
TOTAL INVESTMENTS (Cost $811,620,362)+ -- 100.0% ...................................................................   $811,620,362
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
Investment in securities, at value* .............................   $811,620,362
Cash ............................................................             86
Interest receivable .............................................      1,092,499
                                                                    ------------
Total assets ....................................................    812,712,947
                                                                    ------------
LIABILITIES:
Accrued advisory fee ............................................         63,053
Other accrued expenses ..........................................         49,082
                                                                    ------------
Total liabilities ...............................................        112,135
                                                                    ------------
NET ASSETS ......................................................   $812,600,812
                                                                    ============

---------------
* Investments at cost............................................   $811,620,362




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

INVESTMENT INCOME:
 Interest .........................................................  $9,398,643
                                                                     ----------
EXPENSES:
 Advisory fees ....................................................   1,682,608
 Administration and accounting fees ...............................     263,031
 Custody fees .....................................................      88,097
 Trustees' fees ...................................................       4,068
 Professional fees ................................................     105,080
 Other ............................................................       7,700
                                                                     ----------
   Total expenses before fee waivers ..............................   2,150,584
   Fees waived ....................................................    (468,562)
                                                                     ----------
    Total expenses, net ...........................................   1,682,022
                                                                     ----------
 Net investment income ............................................   7,716,621
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ..................................       3,131
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............  $7,719,752
                                                                     ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the Fiscal Years Ended
                                              ---------------------------------
                                               June 30, 2004     June 30, 2003
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ....................   $     7,716,621   $     8,843,490
 Net realized gain on investments .........             3,131                --
                                              ---------------   ---------------
Net increase in net assets resulting from
  operations...............................         7,719,752         8,843,490
                                              ---------------   ---------------
Transactions in beneficial interest:
 Contributions ............................     2,804,060,455     3,340,920,691
 Withdrawals ..............................    (2,691,499,232)   (3,191,989,153)
                                              ---------------   ---------------
Net increase in net assets from
  transactions in beneficial interest......       112,561,223       148,931,538
                                              ---------------   ---------------
Total increase in net assets ..............       120,280,975       157,775,028
NET ASSETS:
 Beginning of year ........................       692,319,837       534,544,809
                                              ---------------   ---------------
 End of year ..............................   $   812,600,812   $   692,319,837
                                              ===============   ===============









    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Series. For its services, RSMC receives a fee of 0.20% of the Series' average daily net assets.

   RSMC provides administrative and accounting services to the Series. For its administrative services, RSMC is paid a fee of $37,500 per year, plus .01125% of the Series' average daily net assets over $125 million. For its accounting services, RSMC is paid a fee of $30,000 per year, plus .01125% of the Series' average daily net assets over $100 million. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of average daily net assets. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                                                                          For the Fiscal Years Ended June 30,
                                                                                         ---------------------------------------
                                                                                         2004    2003     2002     2001    2000
                                                                                        -----    -----   -----    -----    -----
  Total Return.......................................................................   0.92%    1.37%   2.42%    6.03%    5.80%
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ...................................................   0.20%    0.20%   0.20%    0.20%    0.20%
    Excluding expense limitations ...................................................   0.26%    0.25%   0.26%    0.26%    0.26%
  Net investment income..............................................................   0.92%    1.34%   2.44%    5.86%    5.66%

5. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Premier Money Market Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Premier Money Market Series at June 30, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).

INDEPENDENT TRUSTEES
ROBERT H. ARNOLD             Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                         resignation or removal.     co-manages,
                                            Trustee since May           R. H. Arnold & Co.,
                                            1997.                       Inc. (investment
                                                                        banking company)
                                                                        since 1989.

DR. ERIC BRUCKER             Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                        resignation or removal.     Business                                  Low Volatility
                                            Trustee since October       Administration of                         Fund of Funds.
                                            1999.                       Widener University
                                                                        since July 2001. Prior
                                                                        to that, Dean, College
                                                                        of Business, Public
                                                                        Policy and Health at
                                                                        the University of
                                                                        Maine from September
                                                                        1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (real
                                            Trustee since October       estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund              Other
                          Position(s)          Term of Office             Occupation(s)           Complex         Directorships
                           Held with            and Length of              During Past          Overseen by          Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee            Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ------------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds; and
                                          November 2001.              Law since July 1997.                      St. Thomas
                                                                      Associate Dean for                        More Society
                                                                      Academic Affairs                          of Pennsylvania.
                                                                      University of Maryland
                                                                      School of Law from
                                                                      1994 to 1997.

EXECUTIVE OFFICERS

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund              Other
                          Position(s)          Term of Office             Occupation(s)           Complex         Directorships
                           Held with            and Length of              During Past          Overseen by          Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee            Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    ------------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A         N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company Since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A         N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                   Principal              Fund            Other
                                 Position(s)          Term of Office             Occupation(s)           Complex      Directorships
                                  Held with           and Length of               During Past          Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------            --------------   -----------------------    ----------------------    -------------   -------------
PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A        N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A        N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              -------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              -------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              -------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              -------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              -------------------




This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Balentine Premier Money Market Portfolio.

BPRE-ANN-6/04

                                                                      BALENTINE

                                                                      & COMPANY






 Balentine Portfolio





            o  Premier Money Market


















                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   It gives me great pleasure to present this annual report to you, our shareholders. We believe the above mentioned rising interest rate environment will benefit our portfolio in the coming months. Thank you for your support.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

INVESTMENT RESULTS

   For the fiscal year ended June 30, 2004, the Wilmington Premier Money Market Portfolio's dividends represented a return of 0.92%. A comparison of the Portfolio's performance versus its benchmarks is presented below:

                                                                     For the Fiscal Year
                                                                     Ended June 30, 2004
                                                                     -------------------
        WILMINGTON PREMIER MONEY MARKET PORTFOLIO                            0.92%
        Lipper Money Market Funds                                            0.17%
        Lipper Institutional Money Market Funds                              0.68%

                                                                    Annualized 7-Day Yield
                                                                      As of June 30, 2004
                                                                    ----------------------
        WILMINGTON PREMIER MONEY MARKET PORTFOLIO                            0.97%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

An investment in the Portfolio is not insured by the FDIC or any other governmental agency, are not deposits of or other obligations of or guaranteed by Wilmington Trust or any other bank or entity, and are subject to risks. Although the Portfolio seeks to preserve the value of its shareholders' investments at $1.00 per share, it is possible to lose money by investing in this vehicle.

You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing. Distributed by Professional Funds Distributor, LLC.

   We invite your comments and questions and thank you for your investment in the Wilmington Premier Money Market Portfolio. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                     Sincerely,

                                                     /s/ Robert J. Christian
                                                     -----------------------
                                                     Robert J. Christian
                                                     President

July 12, 2004

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
Investment in Series, at value ..................................  $746,084,710
Receivable due from adviser .....................................        18,928
                                                                   ------------
Total assets ....................................................   746,103,638
                                                                   ------------
LIABILITIES:
Dividends payable ...............................................       519,810
Accrued expenses ................................................        46,249
                                                                   ------------
Total liabilities ...............................................       566,059
                                                                   ------------
NET ASSETS ......................................................  $745,537,579
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital .................................................  $745,547,400
Accumulated net realized loss on investments ....................        (9,821)
                                                                   ------------
NET ASSETS ......................................................  $745,537,579
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares............................................   745,547,611
                                                                   ============
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares ...........................................         $1.00
                                                                   ============



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

NET INVESTMENT INCOME FROM SERIES:
 Interest ........................................................  $ 8,403,581
 Expenses (net of $419,216 of fee waivers) .......................   (1,503,840)
                                                                    -----------
   Net investment income from Series .............................    6,899,741
                                                                    -----------
EXPENSES:
 Administration and accounting fees ..............................       54,000
 Transfer agent fees .............................................       31,014
 Reports to shareholders .........................................       28,099
 Trustees' fees ..................................................       12,093
 Registration fees ...............................................       33,025
 Professional fees ...............................................       31,638
 Other ...........................................................       40,784
                                                                    -----------
   Total expenses before expense reimbursements ..................      230,653
   Expenses reimbursed ...........................................     (230,653)
                                                                    -----------
    Total expenses, net ..........................................           --
                                                                    -----------
 Net investment income ...........................................    6,899,741
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS FROM SERIES .....................        2,820
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $ 6,902,561
                                                                    ===========



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the Fiscal Years Ended
                                              ---------------------------------
                                               June 30, 2004     June 30, 2003
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ....................   $     6,899,741   $     7,891,089
 Net realized gain on investments .........             2,820                --
                                              ---------------   ---------------
Net increase in net assets resulting from
  operations...............................         6,902,561         7,891,089
                                              ---------------   ---------------
Distributions to shareholders from net
  investment income........................        (6,899,741)       (7,891,089)
                                              ---------------   ---------------
Portfolio share transactions (a):
 Proceeds from shares sold ................     2,234,880,518     2,704,388,371
 Cost of shares issued on reinvestment of
   distributions...........................         6,400,773         7,917,017
 Cost of shares redeemed ..................    (2,105,971,534)   (2,635,719,152)
                                              ---------------   ---------------
Net increase in net assets from Portfolio
  share transactions.......................       135,309,757        76,586,236
                                              ---------------   ---------------
Total increase in net assets ..............       135,312,577        76,586,236
NET ASSETS:
 Beginning of year ........................       610,225,002       533,638,766
                                              ---------------   ---------------
 End of year ..............................   $   745,537,579   $   610,225,002
                                              ===============   ===============

                                                  Shares             Shares
                                              ---------------   ---------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold ..............................     2,234,880,518     2,704,388,371
 Shares issued on reinvestment of
   distributions...........................         6,400,773         7,917,017
 Shares redeemed ..........................    (2,105,971,534)   (2,635,719,152)
                                              ---------------   ---------------
 Net increase in shares ...................       135,309,757        76,586,236
 Shares outstanding -- Beginning of year ..       610,237,854       533,651,618
                                              ---------------   ---------------
 Shares outstanding -- End of year ........       745,547,611       610,237,854
                                              ===============   ===============



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


PREMIER MONEY MARKET PORTFOLIO --                                                      For the Fiscal Years Ended June 30,
  INSTITUTIONAL SHARES                                                       ------------------------------------------------------
                                                                               2004       2003        2002        2001       2000(1)
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- BEGINNING OF YEAR.....................................    $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                                             --------   --------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income...................................................        0.01       0.01        0.02        0.06       0.06
                                                                             --------   --------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income..............................................       (0.01)     (0.01)      (0.02)      (0.06)     (0.06)
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- END OF YEAR...........................................    $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                                             ========   ========    ========    ========   ========
TOTAL RETURN.............................................................       0.92%      1.37%       2.42%       6.03%      5.80%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations.........................................       0.20%      0.20%       0.20%       0.20%      0.20%
   Excluding expense limitations.........................................       0.29%      0.30%       0.30%       0.28%      0.32%
 Net investment income...................................................       0.92%      1.36%       2.44%       5.88%      5.66%
Net assets at end of year (000 omitted)..................................    $745,538   $610,225    $533,639    $632,599   $503,234

---------------
(1) Effective November 1, 1999, Rodney Square Management Corporation, an affiliate of Wilmington Trust Company, became the investment adviser to the WT Investment Trust I -- Premier Money Market Series.
(2) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Premier Money Market Series.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolio offers two classes of shares: Institutional Shares and Service Shares. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder servicing fee. As of June 30, 2004, the Service Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I ("Series"), which has the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. As of June 30, 2004, the Portfolio owned approximately 92%, of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   Valuation of Investment in Series. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred.

   Distributions to Shareholders. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through its investment in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Portfolio. For its services, RSMC is paid a monthly fee of $3,000 for the Portfolio and $1,500 for each class of the Portfolio. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Portfolio. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments: 100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of average daily net assets. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

   As of June 30, 2004, Peter Kiewit Sons', Inc. is the direct or indirect parent company of shareholders owning of record or beneficially 84% of the voting securities of the Portfolio.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The distributions paid during the fiscal years ended June 30, 2004 and June 30, 2003 of $6,899,741 and $7,891,089, respectively, were characterized as ordinary income for tax purposes.

   As of June 30, 2004, the components of accumulated deficit on a tax basis were as follows:

        Capital loss carryforwards ........................   $9,821
                                                              ======

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The Portfolio's capital loss carryforwards will expire as follows:

                           Capital Loss   Expiration
                           Carryforward      Date
                           ------------   ----------
                              $1,134      06/30/2006
                               2,739      06/30/2007
                               4,844      06/30/2008
                               1,104      06/30/2011

5. CONTRACTUAL OBLIGATIONS. The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio's existing contracts and expects the risk of loss to be remote.
                                       9

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of Wilmington Premier Money Market Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wilmington Premier Money Market Portfolio at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================



          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                          Moody's/S&P     Principal        Value
                                                                                          Ratings(1)       Amount        (Note 2)
                                                                                          -----------    -----------   ------------
CERTIFICATES OF DEPOSIT -- 45.1%
 FOREIGN BANKS, FOREIGN CENTERS -- 16.6%
   Banque Nationale de Paris, 1.11%, 09/07/04.........................................     P-1, A-1+     $40,000,000   $ 40,000,000
   Barclay's Bank PLC, 1.11%, 08/04/04................................................     P-1, A-1+      30,000,000     30,000,141
   Credit Agricole Indosuez, 1.11%, 09/07/04..........................................     P-1, A-1+      35,000,000     35,002,249
   Landesbank Hessen-Thuringen, 1.26%, 10/28/04.......................................     P-1, A-1+      30,000,000     30,000,972
                                                                                                                       ------------
                                                                                                                        135,003,362
                                                                                                                       ------------
 FOREIGN BANKS, U.S. BRANCHES -- 11.1%
   Credit Suisse First Boston, 1.11%, 08/04/04........................................      P-1, A-1      35,000,000     35,000,001
   Royal Bank of Scotland, 1.07%, 07/19/04............................................     P-1, A-1+      25,000,000     25,000,060
   Svenska Handelsbanken, 1.11%, 08/09/04.............................................      P-1, A-1      30,000,000     29,999,265
                                                                                                                       ------------
                                                                                                                         89,999,326
                                                                                                                       ------------
 U.S. BANKS, U.S. BRANCHES -- 17.4%
   Bank of America, Inc., 1.06%, 07/15/04.............................................     P-1, A-1+      35,000,000     35,000,000
   Citibank, 1.53%, 09/29/04..........................................................     P-1, A-1+      31,000,000     31,000,772
   Fifth Third Bancorp, 1.08%, 09/20/04...............................................     P-1, A-1+      40,000,000     40,001,342
   Wells Fargo Bank, 1.15%, 07/14/04..................................................     P-1, A-1+      35,000,000     35,000,000
                                                                                                                       ------------
                                                                                                                        141,002,114
                                                                                                                       ------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $366,004,802) ................................................................    366,004,802
                                                                                                                       ------------
COMMERCIAL PAPER -- 14.8%
 BANKS -- 4.4%
   Toronto Dominion, 1.28%, 08/16/04..................................................      P-1, A-1      35,500,000     35,441,938
                                                                                                                       ------------
 FINANCIAL -- 6.1%
   General Electric Capital Corp., 1.12%, 08/17/04....................................     P-1, A-1+      35,000,000     34,948,822
   National Rural Utilities Coop. Finance Corp., 1.30%, 07/16/04......................      P-1, A-1      15,000,000     14,991,875
                                                                                                                       ------------
                                                                                                                         49,940,697
                                                                                                                       ------------
 LEASING -- 4.3%
   Vehicle Service Corp. of America, LOC Bank of America, 1.35%, 08/16/04.............     N/R, A-1+      35,000,000     34,939,625
                                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (COST $120,322,260) .......................................................................    120,322,260
                                                                                                                       ------------
U.S. AGENCY OBLIGATIONS -- 8.0%
 FEDERAL HOME LOAN BANK NOTES -- 2.5%
   Federal Home Loan Bank Notes, 1.30%, 04/27/05.....................................................     10,000,000     10,000,000
   Federal Home Loan Bank Notes, 1.38%, 05/03/05.....................................................     10,000,000     10,000,000
                                                                                                                       ------------
                                                                                                                         20,000,000
                                                                                                                       ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.5%
   Federal National Mortgage Association Notes, 1.24%, 07/23/04*.....................................     30,000,000     30,000,000
   Federal National Mortgage Association Notes, 1.38%, 02/11/05......................................     15,000,000     15,000,000
                                                                                                                       ------------
                                                                                                                         45,000,000
                                                                                                                       ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $65,000,000) .................................................................     65,000,000
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                                                         Principal         Value
                                                                                                           Amount        (Note 2)
                                                                                                        ------------   ------------
REPURCHASE AGREEMENTS -- 32.1%
   With Goldman Sachs Group: at 1.55%, dated 06/30/04, to be repurchased at $110,298,049 on 07/01/04, collateralized by $113,602,099 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 07/01/34 .........................................................................    $110,293,300   $110,293,300
   With UBS Warburg, Inc: at 1.55%, dated 06/30/04, to be repurchased at $150,006,458 on 07/01/04, collateralized by $154,504,620 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 05/01/34 .........................................................................     150,000,000    150,000,000
                                                                                                                       ------------
  TOTAL REPURCHASE AGREEMENTS (COST $260,293,300) ..................................................................    260,293,300
                                                                                                                       ------------
TOTAL INVESTMENTS (Cost $811,620,362)+ -- 100.0% ...................................................................   $811,620,362
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC--Letter of Credit

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
Investment in securities, at value* .............................   $811,620,362
Cash ............................................................             86
Interest receivable .............................................      1,092,499
                                                                    ------------
Total assets ....................................................    812,712,947
                                                                    ------------
LIABILITIES:
Accrued advisory fee ............................................         63,053
Other accrued expenses ..........................................         49,082
                                                                    ------------
Total liabilities ...............................................        112,135
                                                                    ------------
NET ASSETS ......................................................   $812,600,812
                                                                    ============

---------------
* Investments at cost..........................................    $ 811,620,362



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

INVESTMENT INCOME:
 Interest .........................................................  $9,398,643
                                                                     ----------
EXPENSES:
 Advisory fees ....................................................   1,682,608
 Administration and accounting fees ...............................     263,031
 Custody fees .....................................................      88,097
 Trustees' fees ...................................................       4,068
 Professional fees ................................................     105,080
 Other ............................................................       7,700
                                                                     ----------
   Total expenses before fee waivers ..............................   2,150,584
   Fees waived ....................................................    (468,562)
                                                                     ----------
    Total expenses, net ...........................................   1,682,022
                                                                     ----------
 Net investment income ............................................   7,716,621
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ..................................       3,131
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............  $7,719,752
                                                                     ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Fiscal Years Ended
                                               ---------------------------------
                                                June 30, 2004     June 30, 2003
                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ....................   $     7,716,621   $     8,843,490
 Net realized gain on investments .........             3,131                --
                                              ---------------   ---------------
Net increase in net assets resulting from
  operations...............................         7,719,752         8,843,490
                                              ---------------   ---------------
Transactions in beneficial interest:
 Contributions ............................     2,804,060,455     3,340,920,691
 Withdrawals ..............................    (2,691,499,232)   (3,191,989,153)
                                              ---------------   ---------------
Net increase in net assets from
  transactions in beneficial interest......       112,561,223       148,931,538
                                              ---------------   ---------------
Total increase in net assets ..............       120,280,975       157,775,028
NET ASSETS:
 Beginning of year ........................       692,319,837       534,544,809
                                              ---------------   ---------------
 End of year ..............................   $   812,600,812   $   692,319,837
                                              ===============   ===============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Series. For its services, RSMC receives a fee of 0.20% of the Series' average daily net assets.

   RSMC provides administrative and accounting services to the Series. For its administrative services, RSMC is paid a fee of $37,500 per year, plus .01125% of the Series' average daily net assets over $125 million. For its accounting services, RSMC is paid a fee of $30,000 per year, plus .01125% of the Series' average daily net assets over $100 million. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of average daily net assets. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                                                                          For the Fiscal Years Ended June 30,
                                                                                         ---------------------------------------
                                                                                         2004    2003     2002     2001    2000
                                                                                        -----    -----   -----    -----    -----
  Total Return.......................................................................   0.92%    1.37%   2.42%    6.03%    5.80%
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ...................................................   0.20%    0.20%   0.20%    0.20%    0.20%
    Excluding expense limitations ...................................................   0.26%    0.25%   0.26%    0.26%    0.26%
  Net investment income..............................................................   0.92%    1.34%   2.44%    5.86%    5.66%

5. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Premier Money Market Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Premier Money Market Series at June 30, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                      /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                               Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (Real
                                            Trustee since October       Estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund            Other
                          Position(s)          Term of Office             Occupation(s)           Complex       Directorships
                           Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee          Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    --------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since November      University School of                      Fund of
                                          2001.                       Law since July 1997.                      Funds; and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society
                                                                      University of Maryland                    of
                                                                      School of Law from                        Pennsylvania.
                                                                      1994 to 1997.

EXECUTIVE OFFICERS

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund            Other
                          Position(s)          Term of Office             Occupation(s)           Complex       Directorships
                           Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee          Trustee
---------------------     --------------   ------------------------    ----------------------   -------------    --------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A         N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company Since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A         N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                   Principal              Fund            Other
                                 Position(s)          Term of Office             Occupation(s)           Complex      Directorships
                                  Held with           and Length of               During Past          Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------            --------------   -----------------------    ----------------------    -------------   -------------
PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A        N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A        N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                            ------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                            ------------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            ------------------------



This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Premier Money Market Portfolio.

WPRE-ANN-6/04

                                                                     WILMINGTON
                                                                          FUNDS






 Premier Portfolio





            o  Premier Money Market













                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================

PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   While the upward trend in inflation and interest rates have acted as negative influences on stock prices, corporate profit advances have far surpassed that influence, which has resulted in an improvement of stock prices on the order of 19% to 34% during the past year. Performing best among the major stock index categories have been small cap stocks (up 33.4%) and international stocks (up 32.4%). Less robust, but still impressive, gains have been made by large cap stocks which advanced 19%. Real estate investments (as proxied by the NAREIT Index) rose 27.1%.

   It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
WILMINGTON LARGE CAP CORE PORTFOLIO

   The Wilmington Large Cap Core Portfolio (the "Portfolio") returned 14.38% for the fiscal year ended June 30, 2004. The Standard & Poor's 500 Index ("S&P 500"), an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, returned 19.11% for the same period.

   Much of the underperformance of the Portfolio relative to its benchmark was due to the weakness in media stocks. Despite improving fundamentals in the industry, three media stocks, Viacom, Inc., Clear Channel Communications, Inc., and Comcast Corp., all generated negative returns during the year. Additionally, the Portfolio's overweight in the health care sector relative to the benchmark detracted from performance. The health care sector was the worst performing sector within the S&P 500 during the year and the Portfolio overweighted this sector throughout the entire period. Specific issues within health care that hurt relative performance the most were large pharmaceutical companies -- Merck & Co., Inc., Pfizer, Inc., and Novartis AG, major biotechnology company -- Amgen, Inc. and medical devices company -- Medtronic, Inc. Other stocks that underperformed during the year were defense company -- Raytheon Company, financial services firm -- Morgan Stanley and insurer -- The St. Paul Travelers Cos., Inc.

   On the positive side, the Portfolio underweighted the telecommunications services sector and specifically avoided the domestic telephone companies (the so-called "Baby Bells") all of which significantly underperformed the general market. The Portfolio also generated positive relative performance in the materials sector where the purchase of early economic cycle stocks such as U.S. Steel Corporation and Dow Chemical Company performed well. Lastly, the stock selection in the technology sector, most notably Motorola, Inc., contributed positive relative performance.

   As of the date of this report, the Portfolio is diversified across all major S&P 500's economic sectors. Health care continues to be the most overweighted sector as we believe that strong demographic forces and relatively attractive relative valuations make this sector attractive. With the exception of the utilities sector, in which the Portfolio has no holdings, all other sectors within the S&P 500 are reasonably close to the benchmark weightings.

   The top ten holdings as of June 30, 2004, representing approximately 34.6% of the total investments of the Portfolio were:

10 Largest Holdings                Percent of Total Investments    10 Largest Holdings                 Percent of Total Investments
-------------------                ----------------------------    -------------------                 ----------------------------
Microsoft Corp.                                 4.9%               Pfizer, Inc.                                     3.3%
American International
  Group, Inc.                                   4.1%               The St. Paul Travelers Cos., Inc.                3.0%
General Electric Co.                            3.8%               Home Depot, Inc.                                 2.8%
Exxon Mobil Corp.                               3.7%               PepsiCo, Inc.                                    2.7%
Citigroup, Inc.                                 3.7%               Altria Group, Inc.                               2.6%

                                       3

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

The following graph compares the Wilmington Large Cap Core Portfolio ("Large Cap Core") and the S&P 500 Index since the Portfolio's commencement of operations on January 5, 1995 through June 30, 2004.*

                            LARGE CAP CORE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

-------------------------------------------------
                     Average Annual Total Return
                    -----------------------------
                    1 Year    5 Year    Inception
                    ------    -------   ---------
Large Cap Core      14.38%    (6.04)%      7.36%
S&P 500 Index       19.11%    (2.20)%     11.73%
-------------------------------------------------


                               [GRAPHIC OMITTED]

-----------

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The S&P 500 Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON LARGE CAP VALUE PORTFOLIO

   The Wilmington Large Cap Value Portfolio (the "Portfolio") returned 16.47% for the fiscal year ended June 30, 2004, compared to the Russell 1000 Value Index, which returned 21.13% during the period. The Russell 1000 Value Index measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

   The largest contributors during the past 12 months were Motorola, Tyco, Halliburton, Lincoln National and Emerson Electric. Tyco has been helped by an overall strengthening of the economy and better pricing trends. Management has been highly focused on profitability, return on invested capital and cash flow generation, and their success has been evidenced by rising earnings and a substantially stronger balance sheet. Profit margin improvements should continue, and Tyco's shareholder litigation, while material, should be manageable. Halliburton's dealings in Iraq continue to create controversy and despite the Department of Justice's initiation of a criminal investigation, which temporarily hurt the stock, investors have mainly focused on its fundamentals. Strong revenue growth in oil service and Iraq reconstruction, along with sufficient cash flow and balance sheet strength to weather an adverse asbestos settlement should it occur, have been recently overriding the worries. Lincoln National has continued its return to more normal profitability levels and has reported solid sales across all product lines, with asset management flows being the strongest. Emerson Electric continues to benefit from the strengthening economy as evidenced by recent order trends, especially in the Electronics and HVAC divisions. Its restructuring program and drive to lower capital intensity should allow the Company to leverage its revenue gains into further margin expansion. The risk that corporate capital spending will weaken or that home sales might decline is keeping some pressure on the stock, but the Company is well positioned to grow after several years of sub-par results. Finally, Motorola rose sharply after a very positive earnings report with all divisions contributing to the upside surprise. Despite their improvement and some increased confidence in its future, our sell discipline triggered the elimination of the position.

   The largest detractors during the year were Merck, Kohl's, Washington Mutual and Bristol-Meyers Squibb. Merck continued to be impacted by future patent expiration worries and industry-wide drug pricing problems. Volume growth has been positive but Merck has been unable to raise prices which are unlikely to change in the near term. The Company's profit margins have been running below trend due to a shift to lower margin products and higher than expected R&D spending. On a longer-term basis, Merck does have a stalwart research pipeline and continues to invest for the future. The entire pharmaceutical group has been under pressure for the past year and is now selling at historically attractive valuations. While risks certainly remain, the low expectations and relatively high dividend yield should allow for good future performance. Kohl's, a low-cost Midwest retailer, was purchased at the end of May and since its turnaround has not yet begun in earnest, it too ranked as a major detractor from performance. Kohl's is a fallen growth stock which first faltered in 2003 when they missed the consumer shift away from basics and casuals to more fashion oriented clothing. During the past fifteen to eighteen months, they reported their first ever negative comp store sales comparisons and lower margins, a condition which has not yet been rectified. Management is well aware of the problems and has taken steps, including major merchandising changes, to correct them. With the prospect of rising rates, several financial stocks detracted from performance. Washington Mutual announced on June 28th that 2004 earnings would be sharply impacted by their mortgage

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

banking business. Although management expected rising rates, their planning and execution of operational and hedging strategies did not work. They were unable to manage expenses and hedge mortgage servicing rights effectively, and interest income will decline due to the sale of $14 billion of fixed rate securities. The dividend yield and potential for being acquired should support the stock during this transition year. Bristol-Myers Squibb was also among the weakest performers as re-importation and other drug price reduction measures continue to weigh on the industry. Bristol-Myers was hit particularly hard after the results of a company funded study comparing Pravachol with Pfizer's Lipitor were announced, confirming that the more potent statin therapy (Lipitor) was superior to Pravachol.

   The major changes to the portfolio during the year included an increased weighting to the industrial sector and a decreased emphasis in financials. New additions to industrials included Tyco, Boeing, Raytheon and General Electric. Hartford Financial and Charter One Financial were sold and replaced by American International Group and Mellon Financial. Norfolk Southern replaced Union Pacific which was experiencing serious operating difficulties. Additional sales included Cablevision Systems, Liberty Media and Viacom in the media industry and funds were reallocated mostly into the aforementioned names.

   The top ten holdings as of June 30, 2004, representing approximately 36.0% of the total investments of the Portfolio were:

10 Largest Holdings               Percent of Total Investments    10 Largest Holdings                  Percent of Total Investments
-------------------               ----------------------------    -------------------                  ----------------------------
Tyco International, Ltd.                    3.9%                  W.W. Grainger, Inc.                               3.5%
The Walt Disney Co.                         3.9                   Halliburton Co.                                   3.4
Emerson Electric Co.                        3.8                   American International Group, Inc.                3.4
The Boeing Co.                              3.8                   Morgan Stanley                                    3.3
Raytheon Co.                                3.7                   Automatic Data Processing, Inc.                   3.3

   The following graph compares the performance of the Wilmington Large Cap Value Portfolio ("Large Cap Value") and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000 Value Index for the ten years ended June 30, 2004. The Value Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Large Cap Value Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Value Stock Fund had registered under the 1940 Act, its performance may have been different.*

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

                           LARGE CAP VALUE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


------------------------------------------------------------------
                                   Average Annual Total Return
                               -----------------------------------
                               1 Year         5 Year      10 Year
                               ------         ------      -------
Large Cap Value                16.47%         0.81%        8.43%
Russell 1000 Value Index       21.13%         1.87%       12.64%
------------------------------------------------------------------


                               [GRAPHIC OMITTED]



---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The Russell 1000 Value Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON SMALL CAP CORE PORTFOLIO

   The Wilmington Small Cap Core Portfolio (the "Portfolio") returned 25.15% for the twelve-month period ended June 30, 2004 compared to the Russell 2000 Index, which returned 33.37% during the period. The Russell 2000 Index is based on a ranking of the top 3,000 U.S. companies by market capitalization. The largest 1,000 companies comprise the Russell 1000 (large cap) Index and the bottom 2,000 companies make up the Russell 2000 (small cap) Index.

   The period of July 1 to November 30, 2003 was characterized by strong absolute performance and strong relative performance when compared to the Russell 2000. The Portfolio changes that occurred in the first half of 2003 and competitively advantaged companies with above average long-term growth prospects pointed us to continued increases in the Portfolio's technology exposure. Our single largest sector exposure, before the management transition that took place in November 2003, was technology, driven by improving fundamentals and attractive valuations. During the same period, we continued to reduce our financial sector exposure as the sector seemed fully valued and the prospects for higher interest rates could hurt performance. Key industry concentrations which had a positive affect on performance were technology, industrials and education stocks. Our media and telecommunication stocks did not perform well but fortunately were less than 5% of the holdings and had minimal impact on performance.

   The last two months of 2003 were a transition period for the Portfolio. On November 14, 2003, shareholders approved the restructuring of the Portfolio. Effective December 1, 2003, the Portfolio liquidated and divested all its assets from the Small Cap Core Series, and re-invested directly in two affiliated funds, the Small Cap Growth Series, managed by Roxbury Capital Management ("Roxbury"), and the Small Cap Value Series, managed by Cramer Rosenthal, McGlynn, LLC ("CRM"). The initial allocation between the two series was equally divided, with all future allocations and rebalancing managed by the Portfolio's investment adviser, Rodney Square Management Corporation ("RSMC"). This new investment structure allows the Portfolio to maintain its combined growth and value investment approach through recommended tactical allocations between the underlying series, which invest in accordance with their respective investment policies and strategies. The Portfolio's adviser believes this structure/strategy will improve the Portfolio's future return.

   This new structure/strategy gives the portfolio the unique flexibility to emphasize the investment styles of the Roxbury and CRM teams in conjunction with tactical recommendations made by RSMC's Investment Strategy Team. Performance for January 1, 2004 to June 30, 2004 period was 5.70%, while the Russell 2000 returned 6.76% for the same period. As of June 30, 2004, the allocation between the two Series was approximately 50% each.

   The following graph compares the performance of the Wilmington Small Cap Core Portfolio ("Small Cap Core") and its predecessor, the Small Cap Stock Fund (a collective investment fund), with that of the Russell 2000 Index since the Portfolio's commencement of operations on April 1, 1997 through June 30, 2004. The Small Cap Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Small Cap Core Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Small Cap Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and
                                       8

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Small Cap Stock Fund had registered under the 1940 Act, its performance may have been different. *

                            SMALL CAP CORE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

------------------------------------------------------------------
                                   Average Annual Total Return
                               -----------------------------------
                               1 Year         5 Year     Inception
                               ------         ------     ---------
Small Cap Core                 25.15%         5.24%        7.92%
Russell 2000 Index             33.37%         6.63%        9.21%
------------------------------------------------------------------


                               [GRAPHIC OMITTED]



------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

  The values shown reflect a hypothetical initial investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The Russell 2000 Index is an unmanaged stock index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

  The performance in the above graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   We invite your comments and questions and thank you for your investment in the Wilmington Equity Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.



                                                 Sincerely,

                                                 /s/ Robert J. Christian
                                                 Robert J. Christian
                                                 President


July 12, 2004






You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers of each of the Portfolios. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC. See Financial Highlights.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                                       Large Cap
                                                                                       Large Cap         Value          Small Cap
                                                                                    Core Portfolio     Portfolio     Core Portfolio
                                                                                    --------------    ------------   --------------
ASSETS:
Investment in Series, at value..................................................      $58,802,350     $ 51,747,567     $73,341,162
Receivable for Portfolio shares sold............................................               --           18,618         241,428
Receivable for investment in Series withdrawn...................................        1,236,900            3,015          27,958
                                                                                      -----------     ------------     -----------
Total assets....................................................................       60,039,250       51,769,200      73,610,548
                                                                                      -----------     ------------     -----------
LIABILITIES:
Payable for Portfolio shares redeemed...........................................        1,236,900            3,015          27,958
Payable for investment in Series................................................               --           18,618         241,428
Accrued expenses................................................................            8,047           18,343          17,381
                                                                                      -----------     ------------     -----------
Total liabilities...............................................................        1,244,947           39,976         286,767
                                                                                      -----------     ------------     -----------
NET ASSETS......................................................................      $58,794,303     $ 51,729,224     $73,323,781
                                                                                      ===========     ============     ===========
NET ASSETS CONSIST OF:
Paid-in capital.................................................................      $60,274,647     $ 53,495,205     $62,854,335
Undistributed net investment income (accumulated loss)..........................          428,609          244,298          (3,028)
Accumulated net realized gain (loss) on investments.............................       (7,672,345)     (10,903,816)      4,377,993
Net unrealized appreciation of investments......................................        5,763,392        8,893,537       6,094,481
                                                                                      -----------     ------------     -----------
NET ASSETS......................................................................      $58,794,303     $ 51,729,224     $73,323,781
                                                                                      ===========     ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
 Institutional Shares...........................................................        3,955,066        5,471,942       6,818,102
                                                                                      ===========     ============     ===========
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares...........................................................           $14.87            $9.45          $10.75
                                                                                      ===========     ============     ===========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                                                        Large Cap
                                                                                         Large Cap        Value         Small Cap
                                                                                      Core Portfolio    Portfolio    Core Portfolio
                                                                                      --------------    ----------   --------------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends (net of foreign tax withheld)..........................................      $  925,383      $  957,617     $   268,440
 Interest.........................................................................          13,062          13,541          22,687
 Securities lending...............................................................           8,375           8,958          26,321
 Expenses.........................................................................        (495,259)(1)    (373,875)       (668,135)
                                                                                        ----------      ----------     -----------
   Net investment income (loss) from Series.......................................         451,561         606,241        (350,687)
                                                                                        ----------      ----------     -----------
EXPENSES:
 Administration and accounting fees...............................................          54,000          54,000          54,000
 Transfer agent fees..............................................................          26,174          23,938          30,300
 Reports to shareholders..........................................................          24,472          21,102          34,915
 Trustees' fees...................................................................          11,706          11,709          11,708
 Registration fees................................................................          19,915          21,436          19,452
 Professional fees................................................................          11,950          11,681          32,994
 Other............................................................................           4,937           4,332           5,506
                                                                                        ----------      ----------     -----------
   Total expenses before fee waivers and
    expense reimbursements........................................................         153,154         148,198         188,875
   Expenses reimbursed............................................................        (139,654)             --              --
   Administration and accounting fees waived......................................         (13,500)        (18,000)        (13,500)
                                                                                        ----------      ----------     -----------
     Total expenses, net..........................................................              --         130,198         175,375
                                                                                        ----------      ----------     -----------
 Net investment income (loss).....................................................         451,561         476,043        (526,062)
                                                                                        ----------      ----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments.................................................       2,129,346       1,444,282      25,293,069
 Net change in unrealized appreciation (depreciation)
   on investments.................................................................       5,746,280       5,843,431      (8,828,501)
                                                                                        ----------      ----------     -----------
 Net gain on investments..........................................................       7,875,626       7,287,713      16,464,568
                                                                                        ----------      ----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................      $8,327,187      $7,763,756     $15,938,506
                                                                                        ==========      ==========     ===========

(1) Expenses from Large Cap Core Series are shown net of $49,646 of fees waived.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                                       Large Cap
                                                                                       Large Cap         Value          Small Cap
                                                                                    Core Portfolio     Portfolio     Core Portfolio
                                                                                    --------------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)...................................................     $    451,561     $    476,043    $   (526,062)
 Net realized gain on investments...............................................        2,129,346        1,444,282      25,293,069
 Net change in unrealized appreciation (depreciation)
   on investments...............................................................        5,746,280        5,843,431      (8,828,501)
                                                                                     ------------     ------------    ------------
Net increase in net assets resulting
 from operations................................................................        8,327,187        7,763,756      15,938,506
                                                                                     ------------     ------------    ------------
Distributions to shareholders:
 From net investment income.....................................................         (646,662)        (487,300)             --
                                                                                     ------------     ------------    ------------
Total distributions.............................................................         (646,662)        (487,300)             --
                                                                                     ------------     ------------    ------------
Portfolio share transactions (a):
 Proceeds from shares sold......................................................        2,971,007       12,324,594      16,115,642
 Cost of shares issued on reinvestment of distributions.........................          590,919          365,895              --
 Cost of shares redeemed........................................................      (13,828,193)     (15,538,854)    (32,430,234)
                                                                                     ------------     ------------    ------------
Net decrease in net assets from Portfolio share transactions....................      (10,266,267)      (2,848,365)    (16,314,592)
                                                                                     ------------     ------------    ------------
Total increase (decrease) in net assets.........................................       (2,585,742)       4,428,091        (376,086)
NET ASSETS:
 Beginning of year..............................................................       61,380,045       47,301,133      73,699,867
                                                                                     ------------     ------------    ------------
 End of year....................................................................     $ 58,794,303     $ 51,729,224    $ 73,323,781
                                                                                     ============     ============    ============
 Undistributed net investment income
   (accumulated loss)...........................................................     $    428,609     $    244,298    $     (3,028)
                                                                                     ============     ============    ============

                                                                                        Shares           Shares          Shares
                                                                                    --------------    ------------   --------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold....................................................................          209,117        1,385,977       1,556,622
 Shares issued on reinvestment of distributions.................................           41,556           41,674              --
 Shares redeemed................................................................         (966,310)      (1,730,543)     (3,318,632)
                                                                                     ------------     ------------    ------------
 Net decrease in shares.........................................................         (715,637)        (302,892)     (1,762,010)
 Shares outstanding -- Beginning of year........................................        4,670,703        5,774,834       8,580,112
                                                                                     ------------     ------------    ------------
 Shares outstanding -- End of year..............................................        3,955,066        5,471,942       6,818,102
                                                                                     ============     ============    ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                                       Large Cap
                                                                                       Large Cap         Value          Small Cap
                                                                                    Core Portfolio     Portfolio     Core Portfolio
                                                                                    --------------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)...................................................     $    663,285     $    385,180    $   (164,703)
 Net realized loss on investments...............................................       (9,290,921)     (11,016,464)    (12,259,778)
 Net change in unrealized appreciation (depreciation)
   on investments...............................................................        5,459,103       10,360,823       2,823,394
                                                                                     ------------     ------------    ------------
Net decrease in net assets resulting
 from operations................................................................       (3,168,533)        (270,461)     (9,601,087)
                                                                                     ------------     ------------    ------------
Distributions to shareholders:
 From net investment income.....................................................         (586,277)        (364,656)             --
 From net realized gain.........................................................         (143,719)         (30,269)             --
                                                                                     ------------     ------------    ------------
Total distributions                                                                      (729,996)        (394,925)             --
                                                                                     ------------     ------------    ------------
Portfolio share transactions (a):
 Proceeds from shares sold......................................................       12,766,238       11,101,791      12,195,531
 Cost of shares issued on reinvestment of distributions.........................          679,550          344,918              --
 Cost of shares redeemed........................................................      (28,997,730)     (15,544,206)    (35,809,389)
                                                                                     ------------     ------------    ------------
Net increase (decrease) in net assets from Portfolio share
 transactions...................................................................      (15,551,942)      (4,097,497)    (23,613,858)
                                                                                     ------------     ------------    ------------
Total increase (decrease) in net assets.........................................      (19,450,471)      (4,762,883)    (33,214,945)
NET ASSETS:
 Beginning of year..............................................................       80,830,516       52,064,016     106,914,812
                                                                                     ------------     ------------    ------------
 End of year....................................................................     $ 61,380,045     $ 47,301,133    $ 73,699,867
                                                                                     ============     ============    ============
 Undistributed net investment income............................................     $    667,135     $    255,555    $         --
                                                                                     ============     ============    ============

                                                                                        Shares           Shares          Shares
                                                                                    --------------    ------------   --------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold....................................................................        1,063,203        1,473,163       1,593,843
 Shares issued on reinvestment of distributions.................................           56,582           46,051              --
 Shares redeemed................................................................       (2,359,813)      (2,094,016)     (4,696,738)
                                                                                     ------------     ------------    ------------
 Net increase (decrease) in shares..............................................       (1,240,028)        (574,802)     (3,102,895)
 Shares outstanding -- Beginning of year........................................        5,910,731        6,349,636      11,683,007
                                                                                     ------------     ------------    ------------
 Shares outstanding -- End of year..............................................        4,670,703        5,774,834       8,580,112
                                                                                     ============     ============    ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

LARGE CAP CORE PORTFOLIO --                                                           For the Fiscal Years Ended June 30,
 INSTITUTIONAL SHARES                                                       -------------------------------------------------------
                                                                             2004       2003         2002        2001        2000
                                                                            -------   --------    ---------    ---------   --------
NET ASSET VALUE -- BEGINNING OF YEAR....................................    $ 13.14   $  13.68    $   18.17    $   24.03   $  22.50
                                                                            -------   --------    ---------    ---------   --------
INVESTMENT OPERATIONS:
 Net investment income..................................................       0.10       0.15         0.11         0.08       0.10
 Net realized and unrealized gain (loss) on investments.................       1.78      (0.55)       (4.15)       (5.15)      1.83
                                                                            -------   --------    ---------    ---------   --------
   Total from investment operations.....................................       1.88      (0.40)       (4.04)       (5.07)      1.93
                                                                            -------   --------    ---------    ---------   --------
DISTRIBUTIONS:
 From net investment income.............................................      (0.15)     (0.11)       (0.08)       (0.04)     (0.12)
 From net realized gains................................................         --      (0.03)       (0.37)       (0.75)     (0.28)
                                                                            -------   --------    ---------    ---------   --------
   Total distributions..................................................      (0.15)     (0.14)       (0.45)       (0.79)     (0.40)
                                                                            -------   --------    ---------    ---------   --------
NET ASSET VALUE -- END OF YEAR..........................................    $ 14.87   $  13.14    $   13.68    $   18.17   $  24.03
                                                                            =======   ========    =========    =========   ========
TOTAL RETURN............................................................     14.38%    (2.86)%     (22.66)%     (21.50)%      8.57%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations........................................      0.80%      0.80%        0.80%        0.80%      0.80%
   Excluding expense limitations........................................      1.13%      1.05%        1.00%        0.98%      0.94%
 Net investment income..................................................      0.73%      1.04%        0.64%        0.39%      0.40%
Portfolio turnover rate.................................................        27%        50%          68%          72%        12%
Net Assets at the end of year
 (000 omitted)..........................................................    $58,794   $ 61,380    $  80,831    $ 108,061   $127,812

---------------
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Large Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

LARGE CAP VALUE PORTFOLIO --                                                            For the Fiscal Years Ended June 30,
 INSTITUTIONAL SHARES                                                           ---------------------------------------------------
                                                                                 2004       2003        2002       2001    2000(2)+
                                                                                -------   -------    ---------    -------  --------
NET ASSET VALUE -- BEGINNING OF YEAR........................................    $  8.19   $  8.20    $   11.13    $ 10.25   $  9.82
                                                                                -------   -------    ---------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income......................................................       0.08      0.06         0.07       0.09      0.13
 Net realized and unrealized gain (loss) on investments.....................       1.26      0.01        (2.68)      0.86      0.50
                                                                                -------   -------    ---------    -------   -------
   Total from investment operations.........................................       1.34      0.07        (2.61)      0.95      0.63
                                                                                -------   -------    ---------    -------   -------
DISTRIBUTIONS:
 From net investment income.................................................      (0.08)    (0.07)       (0.09)     (0.07)    (0.20)
 From net realized gains....................................................         --     (0.01)       (0.23)        --        --
                                                                                -------   -------    ---------    -------   -------
   Total distributions......................................................      (0.08)    (0.08)       (0.32)     (0.07)    (0.20)
                                                                                -------   -------    ---------    -------   -------
NET ASSET VALUE -- END OF YEAR..............................................    $  9.45   $  8.19    $    8.20    $ 11.13   $ 10.25
                                                                                =======   =======    =========    =======   =======
TOTAL RETURN................................................................     16.47%     0.92%     (24.02)%      9.33%     6.61%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations............................................      1.00%     1.06%        0.92%      0.77%     0.75%
   Excluding expense limitations............................................      1.03%     1.13%        0.93%      0.91%     0.97%
 Net investment income......................................................      0.94%     0.93%        0.66%      0.96%     1.06%
Portfolio turnover rate.....................................................        26%       87%         100%       109%      136%
Net Assets at the end of year
 (000 omitted)..............................................................    $51,729   $47,301    $  52,064    $82,312   $64,272

---------------
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(2) Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC assumed the responsibility of Adviser to the Large Cap Value Series.
+ Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflects the performance history of the Rodney Square Portfolio.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

SMALL CAP CORE PORTFOLIO --                                                       For the Fiscal Years Ended June 30,
   INSTITUTIONAL SHARES                                                 -------------------------------------------------------
                                                                          2004       2003         2002        2001       2000+
                                                                        --------   --------    ---------    --------   --------
NET ASSET VALUE -- BEGINNING OF YEAR................................    $   8.59   $   9.15    $   10.63    $  12.97   $   9.51
                                                                        --------   --------    ---------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income (loss).......................................       (0.07)(3)  (0.02)(3)       --(2,3)   0.16         --(2)
 Net realized and unrealized gain (loss) on investments.............        2.23      (0.54)       (1.47)      (1.14)      3.50
                                                                        --------   --------    ---------    --------   --------
   Total from investment operations.................................        2.16      (0.56)       (1.47)      (0.98)      3.50
                                                                        --------   --------    ---------    --------   --------
DISTRIBUTIONS:
 From net investment income.........................................          --         --        (0.01)      (0.01)     (0.02)
 From net realized gains............................................          --         --           --       (1.21)     (0.02)
 In excess of net realized gain.....................................          --         --           --       (0.14)        --
                                                                        --------   --------    ---------    --------   --------
   Total distributions..............................................          --         --        (0.01)      (1.36)     (0.04)
                                                                        --------   --------    ---------    --------   --------
NET ASSET VALUE -- END OF YEAR......................................    $  10.75   $   8.59    $    9.15    $  10.63   $  12.97
                                                                        ========   ========    =========    ========   ========
TOTAL RETURN........................................................      25.15%    (6.12)%     (13.84)%     (6.88)%     36.93%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1,4)
 Expenses:
   Including expense limitations....................................       1.19%      1.00%        0.89%       0.83%      0.80%
   Excluding expense limitations....................................       1.21%      1.01%        0.89%       0.90%      0.91%
 Net investment income (loss).......................................     (0.74)%    (0.21)%      (0.03)%       0.15%      0.02%
Portfolio turnover rate.............................................        142%        62%          44%         53%        47%
Net Assets at the end of year
 (000 omitted)......................................................    $ 73,324   $ 73,700    $ 106,915    $136,236   $103,456

---------------
(1) Effective November 1, 1999, the expense and the net investment income ratios include expenses allocated from the WT Investment Trust I -- Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(2) Less than $0.01 per share.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Effective December 1, 2003, the expense and the net investment income ratios include expenses allocated from the WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust I -- Small Cap Value Series and the portfolio turnover reflects the Portfolio's investment activity. The Portfolio turnover for the Small Cap Growth Series and the Small Cap Value Series was 172% and 77%, respectively, for the fiscal year ending June 30, 2004.
+ Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Large Cap Core Portfolio, Wilmington Large Cap Value Portfolio and Wilmington Small Cap Core Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios offer two classes of shares: Investor Shares and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. As of June 30, 2004, the Investor Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each of the Portfolios pursues its investment objective by investing in one or more registered investment companies.

   Effective December 1, 2003, Wilmington Small Cap Core Portfolio pursues its investment objective by investing in the Small Cap Growth Series and Small Cap Value Series of WT Investment Trust I in accordance with weightings determined by the investment adviser. Prior to December 1, 2003, the Portfolio invested all of its investable assets in the Small Cap Core Series of WT Investment Trust I. At June 30, 2004, the Portfolio was invested as follows:

                                                                             Total                                      % Ownership
                                                                          Investments    WT Investment Trust I Series    in Series
                                                                          -----------    ----------------------------   -----------
  Small Cap Core Portfolio............................................    $35,318,784      Small Cap Growth Series           41%
                                                                          $38,022,378      Small Cap Value Series             6%

   The Wilmington Large Cap Core Portfolio and Wilmington Large Cap Value Portfolio seek to achieve their investment objectives by investing all of their investable assets in the Large Cap Core Series and Large Cap Value Series, respectively, of WT Investment Trust I which have the same investment objective, policies and limitations as the respective Portfolios. The performance of each Portfolio is directly affected by the performance of its corresponding series of WT Investment Trust I. As of June 30, 2004, the Wilmington Large Cap Core and Wilmington Large Cap Value Portfolios owned approximately 100% and 78% of the Large Cap Core Series and Large Cap Value Series, respectively.

   The financial statements of the Large Cap Core, Large Cap Value, Small Cap Growth and Small Cap Value Series, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the corresponding Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income (loss), expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred.

   Distributions to Shareholders. Distributions to shareholders of the Portfolios are declared and paid to shareholders annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Wilmington Small Cap Core Portfolio is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation; however, for its services as investment adviser to the Portfolio, RSMC does not receive an advisory fee. The investment adviser to the Large Cap Core Series is RSMC. The investment adviser to the Small Cap Growth Series is Roxbury Capital Management, LLC ("Roxbury"). The investment adviser to the Large Cap Value and Small Cap Value Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Roxbury and CRM are affiliates of RSMC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC provides administrative and accounting services to the Portfolios. For its services, RSMC is paid a fee of $3,000 for each Portfolio and $1,500 for each class of the Portfolio. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Portfolios. For the year ended June 30, 2004, RSMC agreed to waive its monthly administrative and accounting fees for each Portfolio or class in the following increments: 100%, to the extent average monthly net assets are less than $25 million; 50%, to the extent average monthly net assets are between $25 million and $50 million; and 25%, to the extent average monthly net assets are between $50 million and $75 million. Administrative and accounting service fees charged to the Series are discussed in the notes to the Series' financial statements.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Large Cap Core Portfolio. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2004, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses and distributions from real estate investment trusts:

                                                                                                         Large Cap
                                                                                          Large Cap        Value        Small Cap
                                                                                       Core Portfolio    Portfolio   Core Portfolio
                                                                                       --------------    ---------   --------------
  Paid-in capital..................................................................       $     --         $ --         $(541,692)
  Undistributed net investment income (accumulated loss)...........................        (43,425)          --           523,034
  Accumulated net realized gain (loss) on investments..............................         43,425           --            18,658

   The tax character of distributions paid for was as follows:

                                                                                                         Large Cap
                                                                                          Large Cap        Value        Small Cap
                                                                                       Core Portfolio    Portfolio   Core Portfolio
                                                                                       --------------    ---------   --------------
  Year ended June 30, 2004
  Ordinary Income..................................................................       $646,662       $487,300         $ --
                                                                                          --------       --------         ----
   Total distributions.............................................................       $646,662       $487,300         $ --
                                                                                          ========       ========         ====

  Year ended June 30, 2003
  Ordinary Income..................................................................       $586,277       $364,656         $ --
  Long-term capital gains..........................................................        143,719         30,269           --
                                                                                          --------       --------         ----
   Total distributions.............................................................       $729,996       $394,925         $ --
                                                                                          ========       ========         ====

   As of June 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                       Large Cap
                                                                                       Large Cap         Value          Small Cap
                                                                                    Core Portfolio     Portfolio     Core Portfolio
                                                                                    --------------    ------------   --------------
  Undistributed ordinary income.................................................      $   431,637     $    247,326     $        --
  Undistributed long-term capital gains.........................................               --          --            4,641,371
  Capital loss carryforwards....................................................       (7,251,083)     (10,861,959)             --
  Other temporary differences...................................................           (3,028)          (3,028)         (3,028)
  Net unrealized appreciation on investments....................................        5,342,130        8,851,680       5,831,103
                                                                                      -----------     ------------     -----------
  Total accumulated earnings (deficit)..........................................      $(1,480,344)    $ (1,765,981)    $10,469,446
                                                                                      ===========     ============     ===========

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Portfolio's capital loss carryforwards will expire as follows:

                                                                      Large Cap
                                                       Large Cap        Value
                                                    Core Portfolio    Portfolio
                                                    --------------    ----------
  6/30/2011 .....................................     $7,198,411      $3,559,568
  6/30/2012 .....................................         52,672       7,302,391


5. INVESTMENT SECURITIES. During the period December 1, 2003 through June 30, 2004, purchases and sales of the Small Cap Core Portfolio in the underlying were as follows:

  Purchases.....................................................    $82,435,608
  Sales.........................................................     13,725,493


6. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.
                                       21

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Large Cap Core Portfolio, Wilmington Large Cap Value Portfolio, and Wilmington Small Cap Core Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 RESULTS OF SPECIAL SHAREHOLDERS MEETING
================================================================================

   A special meeting of shareholders of the Wilmington Small Cap Core Portfolio (the "Portfolio") of WT Mutual Fund was held on November 14, 2003. Portfolio shareholders of record on October 3, 2003 were eligible to vote at the meeting. As of the record date there were 7,201,250.324 outstanding shares of the Portfolio. At the meeting the shareholders voted (i) to approve a change to the investment objective of the Portfolio; (ii) to approve the reclassification of the investment objective of the Portfolio from "fundamental" to "non-fundamental"; (iii) to approve changes to the Portfolio's investment policies and strategies; (iv) to approve a new advisory agreement among Rodney Square Management Corporation ("RSMC") and WT Mutual Fund, on behalf of the Small Cap Core Portfolio and (v) to transact such other business that may properly come before the Meeting, or any adjournments thereof. Voting for each proposal was as follows:

Proposal 1: To approve a change to the investment objective of the Portfolio.


             VOTES FOR             VOTES AGAINST       VOTES ABSTAINED
             ---------             -------------       ---------------
             5,287,153                7,888                   0


Proposal 2: To approve the reclassification of the investment objective of the
            Portfolio from "fundamental" to "non-fundamental."

             VOTES FOR             VOTES AGAINST       VOTES ABSTAINED
             ---------             -------------       ---------------
              88,189                 5,206,852                0


Proposal 3: To approve changes to the Portfolio's investment policies and strategies.

             VOTES FOR             VOTES AGAINST       VOTES ABSTAINED
             ---------             -------------       ---------------
             5,287,153                7,888                   0


Proposal 4: To approve a new advisory agreement among RSMC and WT Mutual Fund, on behalf of the Portfolio.

             VOTES FOR             VOTES AGAINST       VOTES ABSTAINED
             ---------             -------------       ---------------
             5,293,337                1,704                   0

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

For the fiscal year ended June 30, 2004 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Large Cap Core Portfolio and Large Cap Value Portfolio intend to designate up to a maximum amount of $646,662 and $487,300, respectively, as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, 100% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Large Cap Core and Large Cap Value Portfolios qualify for the dividends-received deduction.

In January 2005, shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2004, including any distributions paid between June 30, 2004 and December 31, 2004.
                                       24

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 96.1%
 COMMUNICATION & BROADCASTING -- 5.5%
   Clear Channel Communications, Inc...................     13,900   $   513,605
   Comcast Corp. -- Class A*...........................     21,950       606,040
   Viacom, Inc. -- Class B(a)..........................     34,400     1,228,768
   Vodafone Group PLC, ADR(a)..........................     44,100       974,610
                                                                     -----------
  TOTAL COMMUNICATION & BROADCASTING .............................     3,323,023
                                                                     -----------
 COMPUTER SERVICES -- 6.5%
   BEA Systems, Inc.*..................................     50,900       418,398
   EMC Corp.*..........................................     47,600       542,640
   Microsoft Corp......................................    102,700     2,933,112
   Silicon Graphics, Inc.*.............................         22            48
                                                                     -----------
  TOTAL COMPUTER SERVICES ........................................     3,894,198
                                                                     -----------
 ENTERTAINMENT & LEISURE -- 2.0%
   The Walt Disney Co..................................     47,150     1,201,854
                                                                     -----------
  TOTAL ENTERTAINMENT & LEISURE ..................................     1,201,854
                                                                     -----------
 FINANCE & INSURANCE -- 18.3%
  FINANCIAL SERVICES -- 5.3%
   Citigroup, Inc......................................     48,250     2,243,625
   U.S. Bancorp........................................     34,450       949,442
                                                                     -----------
                                                                       3,193,067
                                                                     -----------
  INSURANCE CARRIERS -- 8.6%
   American International Group, Inc...................     34,514     2,460,157
   Marsh & McLennan Companies, Inc.....................     19,800       898,524
   The St. Paul Travelers Cos., Inc.(a)................     44,060     1,786,192
                                                                     -----------
                                                                       5,144,873
                                                                     -----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.1%
   American Express Co.(a).............................     12,186       626,117
   Freddie Mac.........................................     10,200       645,660
                                                                     -----------
                                                                       1,271,777
                                                                     -----------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.1%
   Morgan Stanley......................................     12,050       635,879
                                                                     -----------
  STATE & NATIONAL BANKS -- 1.2%
   Bank of America Corp................................      8,550       723,501
                                                                     -----------
  TOTAL FINANCE & INSURANCE ......................................    10,969,097
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MANUFACTURING -- 41.9%
  AIRCRAFT & AEROSPACE -- 2.3%
   United Technologies Corp..............................    14,850   $1,358,478
                                                                      ----------
  BIOTECHNOLOGY -- 2.3%
   Amgen, Inc.*(a).......................................    13,500      736,695
   Gilead Sciences, Inc.*(a).............................     9,200      616,400
                                                                      ----------
                                                                       1,353,095
                                                                      ----------
  COMPUTERS & OFFICE EQUIPMENT -- 7.4%
   Cisco Systems, Inc.*..................................    55,600    1,317,720
   Hewlett-Packard Co....................................    41,900      884,090
   Intel Corp............................................    40,350    1,113,660
   International Business Machines Corp..................    13,100    1,154,765
                                                                      ----------
                                                                       4,470,235
                                                                      ----------
  FOOD & BEVERAGE -- 2.7%
   PepsiCo, Inc..........................................    29,750    1,602,930
                                                                      ----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 3.8%
   General Electric Co...................................    71,000    2,300,399
                                                                      ----------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.4%
   Dover Corp............................................    34,650    1,458,765
                                                                      ----------
  MISC. MANUFACTURING INDUSTRIES -- 4.1%
   E.I. DuPont de Nemours & Co...........................    14,600      648,532
   Illinois Tool Works, Inc..............................     6,500      623,285
   Northrop Grumman Corp.................................    22,500    1,208,250
                                                                      ----------
                                                                       2,480,067
                                                                      ----------
  PHARMACEUTICAL PREPARATIONS -- 10.7%
   Abbott Laboratories...................................    14,200      578,792
   Hospira, Inc.*........................................     1,420       39,192
   Johnson & Johnson.....................................    23,300    1,297,810
   Lilly Eli & Co........................................     9,000      629,190
   Merck & Co., Inc......................................    12,500      593,750
   Novartis AG, ADR......................................    28,275    1,258,238
   Pfizer, Inc...........................................    58,400    2,001,952
                                                                      ----------
                                                                       6,398,924
                                                                      ----------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.5%
   Medtronic, Inc........................................    18,300      891,576
                                                                      ----------
  SEMICONDUCTORS -- 1.6%
   Analog Devices, Inc...................................    10,250      482,570
   Broadcom Corp. - Class A*.............................    10,400      486,408
                                                                      ----------
                                                                         968,978
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  TOBACCO -- 2.6%
   Altria Group, Inc....................................    31,100   $ 1,556,555
                                                                     -----------
  TRANSPORTATION EQUIPMENT -- 0.5%
   Delphi Corp.                                             29,200       311,856
                                                                     -----------
  TOTAL MANUFACTURING ............................................    25,151,858
                                                                     -----------
 OIL & GAS -- 7.9%
   Apache Corp..........................................    17,300       753,415
   BP Amoco, PLC(a).....................................    14,900       798,193
   ConocoPhillips.......................................    12,569       958,889
   Exxon Mobil Corp.....................................    50,600     2,247,146
                                                                     -----------
  TOTAL OIL & GAS ................................................     4,757,643
                                                                     -----------
 SERVICES -- 2.9%
  EDUCATIONAL SERVICES -- 0.9%
   Apollo Group, Inc. - Class A*........................     6,400       565,056
                                                                     -----------
  MEDICAL & HEALTH SERVICES -- 2.0%
   Cardinal Health, Inc.................................    11,050       774,053
   Express Scripts, Inc. - Class A*.....................     5,000       396,150
                                                                     -----------
                                                                       1,170,203
                                                                     -----------
  TOTAL SERVICES .................................................     1,735,259
                                                                     -----------
 TECHNOLOGY -- 1.8%
  TELECOMMUNICATIONS EQUIPMENT -- 1.8%
   Motorola, Inc........................................    60,550     1,105,038
                                                                     -----------
  TOTAL TECHNOLOGY ...............................................     1,105,038
                                                                     -----------
 WHOLESALE & RETAIL TRADE -- 9.3%
  RETAIL BUILDING MATERIALS -- 2.8%
   Home Depot, Inc.(a)..................................    47,450     1,670,239
                                                                     -----------


                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
  RETAIL DEPARTMENT STORES -- 1.8%
   Target Corp.......................................       25,500   $ 1,082,985
                                                                     -----------
  RETAIL EATING & DRINKING PLACES -- 0.5%
   Starbucks Corp.*..................................        7,500       326,100
                                                                     -----------
  RETAIL MERCHANDISING -- 2.0%
   Wal-Mart Stores, Inc.                                    22,200     1,171,272
                                                                     -----------
  WHOLESALE MISCELLANEOUS -- 2.2%
   Sysco Corp........................................       36,950     1,325,397
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     5,575,993
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $51,943,532) ............................................    57,713,963
                                                                     -----------
SHORT-TERM INVESTMENTS -- 3.9%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series.............................    1,184,328     1,184,328
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series.............................    1,184,327     1,184,327
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $2,368,655) .............................................     2,368,655
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
 (Cost $54,312,187)+(1)...........................................   $60,082,618
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                           Principal/     Value
                                                             Shares     (Note 2)
                                                           ----------   --------
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   Concord Minutemen Capital Co.,
    LLC, 1.12%, 07/08/04 ..............................     350,789     $350,789
   Grampian Funding LLC, 1.20%,
    07/13/04 ..........................................       6,605        6,605
   Victory Receivables Corp., 1.23%,
    07/19/04 ..........................................      30,420       30,420
                                                                        --------
  TOTAL ASSET-BACKED COMMERCIAL PAPER ...............................    387,814
                                                                        --------
 CERTIFICATES OF DEPOSIT
   Fortis Bank, 1.78%, 06/06/05........................     749,252      749,252
                                                                        --------
  TOTAL CERTIFICATES OF DEPOSIT .....................................    749,252
                                                                        --------
 FLOATING RATE NOTES
   Natexis Banques Populaires, 1.55%,
    07/01/04 ..........................................     301,119      301,119
   Natexis Banques Populaires, 1.60%,
    07/01/04 ..........................................     538,315      538,315
                                                                        --------
  TOTAL FLOATING RATE NOTES .........................................    839,434
                                                                        --------


                                                         Principal/      Value
                                                           Shares      (Note 2)
                                                         ----------   ----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
    Market Trust ....................................    1,514,755    $1,514,755
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ..........................    1,514,755
                                                                      ----------
 MASTER NOTE
   Merrill Lynch & Co., Inc.,
    1.63%, 07/01/04 .................................      995,253       995,253
                                                                      ----------
  TOTAL MASTER NOTE ...............................................      995,253
                                                                      ----------
 TIME DEPOSIT
   Chase Manhattan Bank USA,
    1.25%, 07/01/04 .................................      132,266       132,266
                                                                      ----------
  TOTAL TIME DEPOSIT ..............................................      132,266
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $4,618,774)(2)...........................................   $4,618,774
                                                                      ==========

ADR - American Depository Receipt.
*   Non-income producing security.
(a) Security partially or fully on loan (see Note 4).
+ The cost for Federal income tax purposes was $54,732,988. At June 30, 2004, net unrealized appreciation was $5,349,630. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,381,034 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,031,404.
(1) At June 30, 2004, the market value of securities on loan for the Large Cap Core Series was $4,498,385.
(2) The investments held as collateral for loaned securities represented 7.9% of the net assets of the Large Cap Core Series.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 98.1%
 AEROSPACE & DEFENSE -- 7.5%
   Raytheon Co.........................................     68,500   $ 2,450,245
   The Boeing Co.(a)...................................     49,300     2,518,737
                                                                     -----------
  TOTAL AEROSPACE & DEFENSE ......................................     4,968,982
                                                                     -----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
   PPL Corp............................................     40,200     1,845,180
                                                                     -----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES ........................     1,845,180
                                                                     -----------
 ENTERTAINMENT & LEISURE -- 3.9%
   The Walt Disney Co..................................    102,500     2,612,725
                                                                     -----------
  TOTAL ENTERTAINMENT & LEISURE ..................................     2,612,725
                                                                     -----------
 FINANCE & INSURANCE -- 28.9%
  FINANCIAL SERVICES -- 5.1%
   Citigroup, Inc......................................     28,000     1,302,000
   U.S. Bancorp........................................     76,900     2,119,364
                                                                     -----------
                                                                       3,421,364
                                                                     -----------
  INSURANCE CARRIERS -- 14.9%
   Ambac Financial Group, Inc..........................     26,000     1,909,440
   American International Group, Inc...................     31,300     2,231,064
   Chubb Corp..........................................     29,400     2,004,492
   Everest Re Group, Ltd...............................     23,700     1,904,532
   Lincoln National Corp...............................     39,400     1,861,650
                                                                     -----------
                                                                       9,911,178
                                                                     -----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 5.6%
   Mellon Financial Corp...............................     63,500     1,862,455
   Washington Mutual, Inc.(a)..........................     48,400     1,870,176
                                                                     -----------
                                                                       3,732,631
                                                                     -----------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.3%
   Morgan Stanley(a)...................................     42,000     2,216,340
                                                                     -----------
  TOTAL FINANCE & INSURANCE ......................................    19,281,513
                                                                     -----------
 HEALTHCARE -- 2.0%
   WellPoint Health Networks, Inc.*....................     11,700     1,310,517
                                                                     -----------
  TOTAL HEALTHCARE ...............................................     1,310,517
                                                                     -----------
 MANUFACTURING -- 26.7%
  CHEMICAL & ALLIED PRODUCTS -- 2.8%
   Dow Chemical Co.....................................     45,500     1,851,850
                                                                     -----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            -------    ---------
COMPUTERS & OFFICE EQUIPMENT -- 6.0%
   Hewlett-Packard Co. ..................................    97,100   $2,048,810
   International Business Machines Corp. ................    22,100    1,948,115
                                                                      ----------
                                                                       3,996,925
                                                                      ----------
DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.9%
   Tyco International, Ltd.(a) ..........................    79,000    2,618,060
                                                                      ----------
MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 6.7%
   Emerson Electric Co.(a) ..............................    39,700    2,522,935
   General Electric Co. .................................    60,600    1,963,440
                                                                      ----------
                                                                       4,486,375
                                                                      ----------
PHARMACEUTICAL PREPARATIONS -- 7.3%
   Abbott Laboratories ..................................    43,200    1,760,832
   Bristol-Meyers Squibb Co. ............................    66,900    1,639,050
   Merck & Co., Inc. ....................................    29,500    1,401,250
                                                                      ----------
                                                                       4,801,132
                                                                      ----------
  TOTAL MANUFACTURING ...................................             17,754,342
                                                                      ----------
OIL & GAS -- 9.3%
   ChevronTexaco Corp. ..................................    18,800    1,769,268
   Exxon Mobil Corp. ....................................    48,500    2,153,885
   Halliburton Co. ......................................    73,900    2,236,214
                                                                      ----------
  TOTAL OIL & GAS .................................................    6,159,367
                                                                      ----------
SERVICES -- 3.3%
   Automatic Data Processing, Inc. ......................    52,100    2,181,948
                                                                      ----------
  TOTAL SERVICES ........................................              2,181,948
                                                                      ----------
TRANSPORTATION -- 2.2%
   Norfolk Southern Corp. ...............................    54,200    1,437,384
                                                                      ----------
  TOTAL TRANSPORTATION ............................................    1,437,384
                                                                      ----------
WHOLESALE & RETAIL TRADE -- 11.5%
  RETAIL BUILDING MATERIALS -- 3.0%
   Home Depot, Inc.(a) ..................................    57,200    2,013,440
                                                                      ----------
  RETAIL DEPARTMENT STORES -- 5.0%
   Kohl's Corp.* ........................................    47,800    2,020,984
   Target Corp. .........................................    31,100    1,320,817
                                                                      ----------
                                                                       3,341,801
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                        Value
                                                           Shares     (Note 2)
                                                          -------    -----------
WHOLESALE -- MACHINERY EQUIPMENT -- 3.5%
   W.W. Grainger, Inc. ............................        40,200   $ 2,311,500
                                                                    -----------
  TOTAL WHOLESALE & RETAIL TRADE ................................     7,666,741
                                                                    -----------
TOTAL COMMON STOCK
   (Cost $54,442,475) ...........................................    65,218,699
                                                                    -----------
SHORT-TERM INVESTMENTS -- 1.9%
  BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series ..........................       642,578       642,578
  BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series ..........................       642,578       642,578
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,285,156) ..............................................     1,285,156
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
 (COST $55,727,631)+(1)..........................................   $66,503,855
                                                                    ===========

                                                         Principal/      Value
                                                           Shares      (Note 2)
                                                           ------     ----------
SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   Concord Minutemen Capital Co., LLC,
    1.12%, 07/08/04 .................................    1,613,767    $1,613,767
   Grampian Funding LLC,
    1.20%, 07/13/04..................................       66,050        66,050
   Victory Receivables Corp.,
    1.23%, 07/19/04..................................    1,380,445     1,380,445
                                                                      ----------
  TOTAL ASSET-BACKED COMMERCIAL PAPER .............................    3,060,262
                                                                      ----------
 FLOATING RATE NOTES
   Natexis Banques Populaires,
    1.55%, 07/01/04..................................       33,613        33,613
   Natexis Banques Populaires,
    1.60%, 07/01/04..................................    2,370,638     2,370,638
                                                                      ----------
  TOTAL FLOATING RATE NOTE ........................................    2,404,251
                                                                      ----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
    Market Trust.....................................    1,235,300     1,235,300
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ..........................    1,235,300
                                                                      ----------
 MASTER NOTE
   Merrill Lynch & Co., Inc.,
    1.63%, 07/01/04..................................    1,444,864     1,444,864
                                                                      ----------
  TOTAL MASTER NOTE ...............................................    1,444,864
                                                                      ----------
 TIME DEPOSIT
   Chase Manhattan Bank USA,
    1.25%, 07/01/04..................................      376,953       376,953
                                                                      ----------
  TOTAL TIME DEPOSIT ..............................................      376,953
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $8,521,630)(2)............................................   $8,521,630
                                                                      ==========
---------------
*   Non-income producing security.
(a) Security partially or fully on loan (see Note 4).
+ The cost for Federal income tax purposes was $55,774,948. At June 30, 2004, net unrealized appreciation was $10,728,907. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,790,012 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,061,105.
(1) At June 30, 2004, the market value of securities on loan for the Large Cap Value Series was $8,333,792.
(2) The investments held as collateral for loaned securities represented 12.8% of the net assets of the Large Cap Value Series.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 95.3%
 CONSUMER DISCRETIONARY -- 13.2%
  CASINO & GAMING -- 0.8%
   Alliance Gaming Corp.*..............................     39,825   $   683,397
                                                                     -----------
  HOTELS, RESTAURANTS, & LEISURE -- 0.2%
   Cabela's, Inc. -- Class A*..........................      5,795       156,175
                                                                     -----------
  HOUSEHOLD DURABLES -- 1.3%
   Champion Enterprises, Inc.*.........................     61,475       564,341
   Standard Pacific Corp...............................     12,010       592,093
                                                                     -----------
                                                                       1,156,434
                                                                     -----------
  LEISURE EQUIPMENT & PRODUCTS -- 1.6%
   The Nautilus Group, Inc.............................     71,955     1,403,842
                                                                     -----------
  MEDIA -- 1.1%
   Entravision Communications
    Corp. -- Class A*..................................    122,510       940,877
                                                                     -----------
  SPECIALTY RETAIL -- 7.3%
   AnnTaylor Stores Corp.*.............................     35,192     1,019,864
   Cost Plus, Inc.*....................................     40,160     1,303,192
   O'Reilly Automotive, Inc.*..........................     35,795     1,617,933
   Stage Stores, Inc.*.................................     28,380     1,068,791
   Talbots, Inc........................................     15,060       589,599
   The Gymboree Corp.*.................................     44,605       685,133
                                                                     -----------
                                                                       6,284,512
                                                                     -----------
  TEXTILE, APPAREL, & LUXURY GOODS -- 0.9%
   Quicksilver, Inc.*..................................     33,080       787,635
                                                                     -----------
  TOTAL CONSUMER DISCRETIONARY ...................................    11,412,872
                                                                     -----------
 ENERGY -- 1.5%
  ENERGY EQUIPMENT & SERVICES -- 1.5%
   Unit Corp.*.........................................     42,400     1,333,480
                                                                     -----------
  TOTAL ENERGY ...................................................     1,333,480
                                                                     -----------
 FINANCIALS -- 4.9%
  COMMERCIAL BANKS -- 0.8%
   The Bancorp Bank*...................................     37,455       663,328
                                                                     -----------
  INSURANCE -- 3.1%
   Direct General Corp.................................     25,815       832,792
   Philadelphia Consolidated Holding Corp.*............     26,165     1,571,731
   Procentury Corp.*...................................     31,635       307,809
                                                                     -----------
                                                                       2,712,332
                                                                     -----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  THRIFTS & MORTGAGE FINANCING -- 1.0%
   Sterling Financial Corp.*............................    27,857   $   887,803
                                                                     -----------
  TOTAL FINANCIALS ...............................................     4,263,463
                                                                     -----------
 HEALTHCARE -- 20.9%
  BIOTECHNOLOGY -- 4.7%
   Alkermes, Inc.*......................................    43,790       595,544
   Animas, Corp.*.......................................    36,825       686,786
   Bioenvision, Inc.*...................................    59,430       520,607
   Isolagen, Inc.*......................................    36,955       379,897
   Neurocrine Biosciences, Inc.*........................    10,840       562,054
   United Therapeutics Corp.*...........................    52,640     1,350,216
                                                                     -----------
                                                                       4,095,104
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
   Arthrocare Corp.*....................................    39,720     1,155,058
   I-Flow Corp.*........................................    48,510       575,329
   INAMED Corp.*........................................    17,040     1,070,964
   North American Scientific, Inc.*.....................    39,885       335,034
   Possis Medical, Inc.*................................    59,145     2,019,802
   Quinton Cardiology Systems, Inc.*....................    40,810       413,405
                                                                     -----------
                                                                       5,569,592
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICE -- 6.5%
   Amedisys, Inc.*......................................    33,920     1,120,717
   Henry Schein, Inc.*..................................    10,265       648,132
   Symbion, Inc.*.......................................    64,235     1,121,543
   United Surgical Partners International, Inc.*........    40,635     1,603,863
   VCA Antech, Inc.*....................................    26,125     1,170,923
                                                                     -----------
                                                                       5,665,178
                                                                     -----------
  HEALTHCARE -- EQUIPMENT -- 1.3%
   Cyberonics, Inc.*....................................    19,780       659,861
   SonoSite, Inc.*......................................    18,080       432,293
                                                                     -----------
                                                                       1,092,154
                                                                     -----------
  PHARMACEUTICALS -- 2.0%
   Flamel Technologies S.A. -- ADR*.....................    41,440     1,020,667
   Pain Therapeutics, Inc.*.............................    83,085       669,665
                                                                     -----------
                                                                       1,690,332
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    18,112,360
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 INDUSTRIALS -- 17.1%
  BUILDING PRODUCTS -- 1.0%
   ElkCorp.............................................     36,185   $   866,269
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.0%
   Gevity HR, Inc......................................     20,210       529,300
   Laureate Education, Inc.*...........................     34,400     1,315,456
   The Corporate Executive Board Co....................     12,325       712,262
                                                                     -----------
                                                                       2,557,018
                                                                     -----------
  CONSTRUCTION & ENGINEERING -- 0.9%
   Perini Corp.*.......................................     75,510       805,692
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 1.9%
   Artesyn Technologies, Inc.*.........................     98,935       890,415
   Intermagnetics General Corp.*.......................     21,955       747,129
                                                                     -----------
                                                                       1,637,544
                                                                     -----------
  MACHINERY -- 5.7%
   Briggs & Stratton Corp..............................      6,695       591,503
   Cherokee International Corp.*.......................     41,750       476,368
   CLARCOR, Inc........................................     20,098       920,488
   Donaldson Co., Inc..................................     45,335     1,328,316
   ESCO Technologies, Inc.*............................     30,550     1,630,147
                                                                     -----------
                                                                       4,946,822
                                                                     -----------
  RAIL & ROAD -- 1.7%
   Overnite Corp.*.....................................     29,500       867,300
   SCS Transportation, Inc.*...........................     22,685       598,657
                                                                     -----------
                                                                       1,465,957
                                                                     -----------
  SERVICES -- DIVERSIFIED/COMMERCIAL -- 0.8%
   Schnitzer Steel Industries Inc -- Class A...........     20,685       702,463
                                                                     -----------
  TRANSPORT INFRASTRUCTURE -- 2.1%
   Sirva, Inc.*........................................     78,715     1,810,444
                                                                     -----------
  TOTAL INDUSTRIALS ..............................................    14,792,209
                                                                     -----------
 INFORMATION TECHNOLOGY -- 35.0%
  COMMUNICATIONS EQUIPMENT -- 3.4%
   Foundry Networks, Inc.*.............................     35,595       500,822
   Seachange International, Inc.*......................     47,200       796,736
   Symmetricom, Inc.*..................................    169,245     1,506,281
   Vyyo, Inc.*.........................................     25,778       166,784
                                                                     -----------
                                                                       2,970,623
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  COMPUTERS & PERIPHERALS -- 5.1%
   Cray, Inc.*.........................................    189,950   $ 1,257,469
   Dot Hill Systems Corp.*.............................     77,395       867,598
   Hypercom Corp.*.....................................     83,900       708,955
   Novatel Wireless, Inc.*.............................     60,760     1,610,139
                                                                     -----------
                                                                       4,444,161
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUCTION -- 3.1%
   Digital Theater Systems, Inc.*......................     44,910     1,174,397
   Paxar Corp.*........................................     75,195     1,467,806
                                                                     -----------
                                                                       2,642,203
                                                                     -----------
  INTERNET SOFTWARE & SERVICES -- 1.0%
   Stellent, Inc.*.....................................    106,105       906,137
                                                                     -----------
  IT SERVICES -- 4.8%
   Alliance Data Systems Corp.*........................     46,795     1,977,088
   CSG Systems International, Inc.*....................     33,050       684,135
   Euronet Worldwide, Inc.*............................     66,210     1,531,436
                                                                     -----------
                                                                       4,192,659
                                                                     -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 7.2%
   Brooks Automation, Inc.*............................     67,745     1,365,062
   Credence Systems Corp.*.............................     49,320       680,616
   Fairchild Semiconductor International, Inc.*........     33,035       540,783
   Hi/Fn, Inc.*........................................     42,790       511,341
   Radisys Corp.*......................................     63,000     1,169,910
   Semtech Corp.*......................................     27,425       645,585
   Trident Microsystems, Inc.*.........................     46,870       525,413
   Zoran Corp.*........................................     37,900       695,465
                                                                     -----------
                                                                       6,134,175
                                                                     -----------
  SOFTWARE -- 10.4%
   Cognos, Inc.*.......................................     31,405     1,135,605
   Kronos, Inc.*.......................................     27,180     1,119,816
   Macrovision Corp.*..................................     54,995     1,376,525
   Mentor Graphics Corp.*..............................     74,200     1,147,874
   Microstrategy, Inc. -- Class A*.....................     25,790     1,101,233
   Open Solutions, Inc.*...............................     34,095       851,693
   Peregrine Systems, Inc.*............................     24,770       466,295
   RADWARE Ltd.*.......................................     37,580       640,739
   Verity, Inc.*.......................................        215         2,905
   Watchguard Technologies, Inc.*......................    152,920     1,104,082
                                                                     -----------
                                                                       8,946,767
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................    30,236,725
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 MATERIALS -- 1.0%
  CONTAINERS & PACKAGING -- 1.0%
   Longview Fibre Co...................................     57,775   $   851,026
                                                                     -----------
  TOTAL MATERIALS ................................................       851,026
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 1.7%
  DIVERSIFIED TELECOMM SERVICES -- 1.7%
   PTEK Holdings, Inc.*................................    131,465     1,515,791
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................     1,515,791
                                                                     -----------
  TOTAL COMMON STOCK
   (COST $74,555,944) ............................................    82,517,926
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
SHORT-TERM INVESTMENTS -- 4.7%
 BlackRock Liquidity Funds
  TempCash Portfolio --
  Institutional Series ..............................    2,052,376   $ 2,052,376
 BlackRock Liquidity Funds
  TempFund Portfolio --
  Institutional Series ..............................    2,052,376     2,052,376
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $4,104,752) ...............................................     4,104,752
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
 (Cost $78,660,696)+ .............................................   $86,622,678
                                                                     ===========


---------------
ADR -- American Depository Receipt.
*  Non-income producing security.
+ The cost for Federal income tax purposes was $79,278,684. At June 30, 2004, net unrealized appreciation was $7,343,994. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,724,181 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,380,187.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 96.3%
 AEROSPACE -- 2.0%
   DRS Technologies, Inc.*.............................    430,400   $13,729,760
                                                                     -----------
  TOTAL AEROSPACE ................................................    13,729,760
                                                                     -----------
 COMMUNICATION & BROADCASTING -- 3.3%
  TELECOMMUNICATIONS -- 3.3%
   Emmis Communications Corp. Class A*.................    416,200     8,731,876
   Journal Communications, Inc. -- Class A.............    711,000    13,388,130
                                                                     -----------
  TOTAL COMMUNICATION & BROADCASTING .............................    22,120,006
                                                                     -----------
 COMPUTER SERVICES -- 5.3%
   Insight Enterprises, Inc.*..........................    863,400    15,333,984
   Macromedia, Inc.*...................................    506,900    12,444,395
   Transaction Systems Architects, Inc.*...............    390,100     8,398,853
                                                                     -----------
  TOTAL COMPUTER SERVICES ........................................    36,177,232
                                                                     -----------
 CONSUMER DISCRETIONARY -- 2.4%
  CONSUMER ELECTRONICS -- 2.4%
   Take-Two Interactive Software, Inc.*(a).............    535,000    16,392,400
                                                                     -----------
  TOTAL CONSUMER DISCRETIONARY ...................................    16,392,400
                                                                     -----------
 ENTERTAINMENT & LEISURE -- 4.2%
   Alliance Gaming Corp.*(a)...........................    645,900    11,083,644
   AMC Entertainment, Inc.*............................    488,700     7,511,319
   Intrawest Corp.(a)..................................    610,900     9,743,855
                                                                     -----------
  TOTAL ENTERTAINMENT & LEISURE ..................................    28,338,818
                                                                     -----------
 FINANCE & INSURANCE -- 10.4%
  INSURANCE CARRIERS -- 4.1%
   AmerUs Group Co.(a).................................    253,100    10,478,340
   Everest Re Group, Ltd...............................     93,000     7,473,480
   First American Corp.................................    380,000     9,838,200
                                                                     -----------
                                                                      27,790,020
                                                                     -----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 6.1%
   BankUnited Financial Corp.*(a)......................    392,800    10,134,240
   Cardinal Financial Corp.*...........................    512,700     4,639,935
   First Midwest Bancorp, Inc..........................    262,200     9,232,062

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
   Glacier Bancorp, Inc................................    156,525   $ 4,409,309
   KNBT Bancorp, Inc...................................    432,300     7,219,410
   The Bancorp Bank*...................................    338,200     5,989,522
                                                                     -----------
                                                                      41,624,478
                                                                     -----------
  STATE & NATIONAL BANKS -- 0.2%
   Pacific Mercantile Bancorp*.........................    132,900     1,447,015
                                                                     -----------
  TOTAL FINANCE & INSURANCE ......................................    70,861,513
                                                                     -----------
 HEALTHCARE -- 6.7%
   Apria Healthcare Group, Inc.*(a)....................    710,300    20,385,610
   Haemonetics Corp.*..................................    345,400    10,241,110
   Hanger Orthopedic Group, Inc.*......................    462,300     5,418,156
   Wellcare Group, Inc.*...............................     24,650       419,050
   Viasys Healthcare, Inc.*............................    430,700     9,005,937
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    45,469,863
                                                                     -----------
 MANUFACTURING -- 20.4%
  AUTO PARTS & EQUIPMENT -- 0.4%
   Sauer-Danfoss, Inc..................................    152,700     2,606,589
                                                                     -----------
  AUTOMOBILE MANUFACTURERS -- 1.1%
   Oshkosh Truck Corp..................................    128,200     7,347,142
                                                                     -----------
  CHEMICAL & ALLIED PRODUCTS -- 4.0%
   Airgas, Inc.........................................    647,850    15,490,094
   Compass Minerals International, Inc.................    640,800    12,418,704
                                                                     -----------
                                                                      27,908,798
                                                                     -----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.7%
   A. O. Smith Corp....................................    254,900     8,103,271
   Griffon Corp.*......................................    466,800    10,400,304
   Mascotech, Inc. Escrow*.............................     49,600            --
                                                                     -----------
                                                                      18,503,575
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 1.8%
   EMCOR Group, Inc.*..................................    278,700    12,257,226
                                                                     -----------
  MACHINE TOOLS -- 2.6%
   Snap-On, Inc........................................    517,100    17,348,704
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
  MACHINERY & HEAVY EQUIPMENT -- 2.5%
   Terex Corp.*(a)..................................      496,100   $ 16,931,893
                                                                    ------------
  METAL PRODUCTS -- 1.1%
   Quanex Corp.(a)..................................      146,700      7,144,290
                                                                    ------------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.8%
   IDEX Corp........................................      214,250      7,359,488
   Kaydon Corp......................................      374,900     11,595,657
                                                                    ------------
                                                                      18,955,145
                                                                    ------------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.4%
   Conmed Corp.*....................................      355,000      9,727,000
                                                                    ------------
  TOTAL MANUFACTURING ...........................................    138,730,362
                                                                    ------------
 OIL & GAS -- 2.7%
   Brigham Exploration Co.*.........................      513,300      4,712,094
   Pride International, Inc.*(a)....................      811,100     13,877,921
                                                                    ------------
  TOTAL OIL & GAS ...............................................     18,590,015
                                                                    ------------
 REAL ESTATE INVESTMENT TRUSTS -- 3.6%
   Government Properties Trust, Inc.................      719,900      7,522,955
   Highland Hospitality Corp.*......................      491,000      4,934,550
   Ventas, Inc......................................      506,300     11,822,105
                                                                    ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS ...........................     24,279,610
                                                                    ------------
 SERVICES -- 14.3%
  BUSINESS SERVICES -- 8.1%
   BISYS Group, Inc.*...............................    1,020,200     14,344,012
   Forrester Research, Inc.*........................      522,900      9,752,085
   G & K Services, Inc..............................      249,300     10,019,367
   Infousa Inc.*....................................      247,200      2,506,608
   Tetra Tech, Inc.*(a).............................      497,000      8,111,040
   Watson Wyatt & Company
    Holdings........................................      380,700     10,145,655
                                                                    ------------
                                                                      54,878,767
                                                                    ------------
  COMMERCIAL SERVICES -- 4.4%
   Interactive Data Corp.*..........................      553,500      9,641,970
   NDCHealth Corp.(a)...............................      607,700     14,098,640
   Teletech Holdings, Inc.*(a)......................      716,100      6,280,197
                                                                    ------------
                                                                      30,020,807
                                                                    ------------

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
  SANITARY SERVICES -- 1.8%
   Casella Waste Systems, Inc.*......................      910,293   $11,970,353
                                                                     -----------
  TOTAL SERVICES .................................................    96,869,927
                                                                     -----------
 TECHNOLOGY -- 3.7%
   Electro Scientific Industries, Inc.*..............      230,200     6,516,962
   SkillSoft PLC -- Sponsored ADR*...................    2,430,700    18,473,320
                                                                     -----------
  TOTAL TECHNOLOGY ...............................................    24,990,282
                                                                     -----------
 TRANSPORTATION -- 4.3%
  AIRLINES -- 2.0%
   Frontier Airlines, Inc.*..........................      899,700     9,788,736
   Skywest, Inc......................................      204,300     3,556,863
                                                                     -----------
                                                                      13,345,599
                                                                     -----------
  RAILROADS -- 2.3%
   RailAmerica, Inc.*................................    1,097,400    16,022,040
                                                                     -----------
  TOTAL TRANSPORTATION ...........................................    29,367,639
                                                                     -----------
 WHOLESALE & RETAIL TRADE -- 13.0%
  BUSINESS EQUIPMENT & SERVICES -- 1.5%
   United Stationers, Inc.*..........................      255,100    10,132,572
                                                                     -----------
  RETAIL APPAREL & ACCESSORY STORES -- 4.2%
   J. Jill Group, Inc.*..............................      501,200    11,823,308
   Too, Inc.*........................................    1,013,200    16,920,440
                                                                     -----------
                                                                      28,743,748
                                                                     -----------
  RETAIL EATING & DRINKING PLACES -- 2.5%
   Dave & Buster's, Inc.*............................      382,600     7,189,054
   Landry's Restaurants, Inc.........................      326,500     9,759,085
                                                                     -----------
                                                                      16,948,139
                                                                     -----------
  SPECIALTY RETAIL STORES -- 3.4%
   Central Garden & Pet Co.*.........................      354,500    12,680,465
   School Specialty, Inc.*(a)........................      281,200    10,210,372
                                                                     -----------
                                                                      22,890,837
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued
================================================================================

                                                               Value
                                                Shares        (Note 2)
                                             -----------    ------------
WHOLESALE-INDUSTRIAL SUPPLIES -- 1.4%
   Hughes Supply, Inc. ...................       162,600    $  9,582,018
                                                            ------------
  TOTAL WHOLESALE & RETAIL TRADE........................      88,297,314
                                                            ------------
  TOTAL COMMON STOCK
   (COST $528,407,034) .................................     654,214,741
                                                            ------------
SHORT-TERM INVESTMENTS -- 3.3%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series..................    11,358,154      11,358,154
          BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series..................    11,358,154      11,358,154
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $22,716,308) ..................................      22,716,308
                                                            ------------

U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills, 0.94%,
    07/01/04..............................   $ 2,500,000       2,500,000
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $2,500,000) ...................................       2,500,000
                                                            ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $553,623,342)+(1)..............................    $679,431,049
                                                            ============
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
                                              Principal/
                                                Shares
                                                ------
CERTIFICATES OF DEPOSIT
   Fortis Bank, 2.06%, 06/08/05 ..........     2,860,292       2,860,292
   Svenska Handelsbanken AB, 1.39%,
    10/27/04 .............................     5,892,473       5,892,473
                                                            ------------
  TOTAL CERTIFICATES OF DEPOSIT.........................       8,752,765
                                                            ------------

                                                       Principal/       Value
                                                         Shares       (Note 2)
                                                         ------     ------------
 FLOATING RATE NOTES
   Bank of America Corp., 1.05%,
    07/01/04 ......................................     5,248,606   $  5,248,606
   ForeningsSparbanken AB, 1.20%,
    07/15/04 ......................................     4,789,881      4,789,881
   Morgan Stanley, 1.23%,
    07/01/04 ......................................     1,699,710      1,699,710
   Morgan Stanley, 1.58%,
    07/01/04 ......................................     1,093,728      1,093,728
   Natexis Banques Populaires, 1.55%,
    07/01/04 ......................................     2,381,768      2,381,768
   Westdeutsche Landesbank, 1.13%,
    07/09/04 ......................................     1,594,617      1,594,617
                                                                    ------------
  TOTAL FLOATING RATE NOTES .....................................     16,808,310
                                                                    ------------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market
    Trust .........................................    70,298,244     70,298,244
                                                                    ------------
  TOTAL INSTITUTIONAL MONEY MARKET
   TRUST ........................................................     70,298,244
                                                                    ------------
 MASTER NOTE
   Merrill Lynch & Co., Inc., 1.63%,
    07/01/04 ......................................        12,133         12,133
   Merrill Lynch & Co., Inc., 1.63%,
    07/01/04 ......................................       884,081        884,081
   Merrill Lynch & Co., Inc., 1.63%,
    07/01/04 ......................................     2,232,230      2,232,230
                                                                    ------------
  TOTAL MASTER NOTE .............................................      3,128,444
                                                                    ------------
 TIME DEPOSIT
   Chase Manhattan Bank USA, 1.25%,
    07/01/04 ......................................     1,279,092      1,279,092
                                                                    ------------
  TOTAL TIME DEPOSIT ............................................      1,279,092
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   HELD AS COLLATERAL FOR
   LOANED SECURITIES
   (Cost $100,266,855)(2)........................................   $100,266,855
                                                                    ============

ADR -- American Depository Receipt.
*   Non-income producing security.
(a) Security partially or fully on loan (see Note 4).
+ The cost for Federal income tax purposes was $557,482,682. At June 30, 2004, net unrealized appreciation was $121,948,367. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $128,912,679 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,964,312.
(1) At June 30, 2004, the market value of securities on loan for the Small Cap Value Series was $96,240,149.
(2) The investments held as collateral for loaned securities represented 14.7% of the net assets of the Small Cap Value Series.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                            Large Cap      Large Cap      Small Cap      Small Cap
                                                                               Core          Value         Growth          Value
                                                                              Series         Series        Series         Series
                                                                           -----------    -----------    -----------   ------------
ASSETS:
Investment in securities, at value* ....................................   $60,082,618    $66,503,855    $86,622,678   $679,431,049
Securities lending collateral ..........................................     4,618,774      8,521,630             --    100,266,855
Receivable for contributions ...........................................            --         21,633        192,570     10,774,301
Receivable for investments sold ........................................            --        350,015      1,443,607      1,550,210
Dividends and interest receivable ......................................        76,134        116,268          7,125        400,397
                                                                           -----------    -----------    -----------   ------------
Total assets ...........................................................    64,777,526     75,513,401     88,265,980    792,422,812
                                                                           -----------    -----------    -----------   ------------
LIABILITIES:
Obligation to return securities lending collateral .....................     4,618,774      8,521,630             --    100,266,855
Payable for withdrawals ................................................     1,236,900         50,116        108,865        263,302
Payable for investments purchased ......................................            --        516,752      2,414,459      9,494,396
Accrued advisory fee ...................................................        28,928         29,598         67,138        402,615
Other accrued expenses .................................................         9,373          9,047         25,419         72,652
                                                                           -----------    -----------    -----------   ------------
Total liabilities ......................................................     5,893,975      9,127,143      2,615,881    110,499,820
                                                                           -----------    -----------    -----------   ------------
NET ASSETS .............................................................   $58,883,551    $66,386,258    $85,650,099   $681,922,992
                                                                           ===========    ===========    ===========   ============
------------
* Investments at cost...................................................   $54,312,187    $55,727,631    $78,660,695   $553,623,342


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                               Large Cap     Large Cap    Small Cap      Small Cap
                                                                                 Core          Value        Growth         Value
                                                                                Series        Series        Series        Series
                                                                              ----------    ----------    ----------   ------------
INVESTMENT INCOME:
 Dividends ................................................................   $  931,470    $1,187,598    $   62,639   $  3,264,537
 Interest .................................................................       13,078        16,624        21,761        160,682
 Securities lending .......................................................        8,385        11,062            --         72,328
 Foreign tax withheld .....................................................       (4,920)           --            --         (9,456)
                                                                              ----------    ----------    ----------   ------------
   Total investment income.................................................      948,013     1,215,284        84,400      3,488,091
                                                                              ----------    ----------    ----------   ------------
EXPENSES:
 Advisory fees ............................................................      433,945       345,225       525,397      4,040,536
 Administration and accounting fees .......................................       58,118        58,845        49,256        505,067
 Custody fees .............................................................       16,598        16,681        84,062        104,819
 Trustees' fees ...........................................................        3,941         3,944         3,943          3,945
 Professional fees ........................................................       23,746        30,918        27,949         69,275
 Other ....................................................................        9,298         8,415         9,551         11,780
                                                                              ----------    ----------    ----------   ------------
   Total expenses before fee waivers.......................................      545,646       464,028       700,158      4,735,422
   Fees waived.............................................................      (49,709)           --            --             --
                                                                              ----------    ----------    ----------   ------------
    Total expenses, net ...................................................      495,937       464,028       700,158      4,735,422
                                                                              ----------    ----------    ----------   ------------
 Net investment income (loss) .............................................      452,076       751,256      (615,758)    (1,247,331)
                                                                              ----------    ----------    ----------   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .........................................    2,131,939     1,695,222       560,702     76,623,539
 Change in unrealized appreciation (depreciation) on
   investments.............................................................    5,753,298     7,331,343     7,205,387     64,105,737
                                                                              ----------    ----------    ----------   ------------
 Net gain on investments ..................................................    7,885,237     9,026,565     7,766,089    140,729,276
                                                                              ----------    ----------    ----------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $8,337,313    $9,777,821    $7,150,331   $139,481,945
                                                                              ==========    ==========    ==========   ============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                         Large Cap       Large Cap      Small Cap       Small Cap
                                                                           Core            Value          Growth          Value
                                                                          Series          Series          Series          Series
                                                                       ------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ......................................   $    452,076    $    751,256    $   (615,758)  $  (1,247,331)
 Net realized gain on investments ..................................      2,131,939       1,695,222         560,702      76,623,539
 Net change in unrealized appreciation
   (depreciation) on investments....................................      5,753,298       7,331,343       7,205,387      64,105,737
                                                                       ------------    ------------    ------------   -------------
Net increase in net assets resulting
 from operations ...................................................      8,337,313       9,777,821       7,150,331     139,481,945
                                                                       ------------    ------------    ------------   -------------
Transactions in beneficial interest:
 Contributions .....................................................      3,104,762      17,763,469      81,578,526     342,623,889
 Withdrawals .......................................................    (14,018,239)    (17,249,051)    (11,915,449)   (179,506,396)
                                                                       ------------    ------------    ------------   -------------
Net increase (decrease) in net assets from
 transactions in beneficial interest ...............................    (10,913,477)        514,418      69,663,077     163,117,493
                                                                       ------------    ------------    ------------   -------------
Total increase (decrease) in net assets ............................     (2,576,164)     10,292,239      76,813,408     302,599,438
NET ASSETS:
 Beginning of year .................................................     61,459,715      56,094,019       8,836,691     379,323,554
                                                                       ------------    ------------    ------------   -------------
 End of year .......................................................   $ 58,883,551    $ 66,386,258    $ 85,650,099   $ 681,922,992
                                                                       ============    ============    ============   =============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                           Large Cap       Large Cap     Small Cap      Small Cap
                                                                             Core            Value         Growth         Value
                                                                            Series          Series       Series(1)        Series
                                                                         ------------    ------------    ----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ........................................   $    663,959    $    583,685    $  (19,373)  $     (10,828)
 Net realized gain (loss) on investments .............................     (9,298,581)    (12,469,058)      121,599     (20,789,291)
 Net change in unrealized appreciation
   (depreciation) on investments......................................      5,464,032      11,705,982       756,595       6,814,088
                                                                         ------------    ------------    ----------   -------------
Net increase (decrease) in net assets resulting
 from operations .....................................................     (3,170,590)       (179,391)      858,821     (13,986,031)
                                                                         ------------    ------------    ----------   -------------
Transactions in beneficial interest:
 Contributions .......................................................     12,925,884      14,714,660     8,052,871     142,675,744
 Withdrawals .........................................................    (29,219,710)    (17,352,626)      (75,001)   (163,353,360)
                                                                         ------------    ------------    ----------   -------------
Net increase (decrease) in net assets from
 transactions in beneficial interest .................................    (16,293,826)     (2,637,966)    7,977,870     (20,677,616)
                                                                         ------------    ------------    ----------   -------------
Total increase (decrease) in net assets ..............................    (19,464,416)     (2,817,357)    8,836,691     (34,663,647)
NET ASSETS:
 Beginning of year ...................................................     80,924,131      58,911,376            --     413,987,201
                                                                         ------------    ------------    ----------   -------------
 End of year .........................................................   $ 61,459,715    $ 56,094,019    $8,836,691   $ 379,323,554
                                                                         ============    ============    ==========   =============

---------------
(1) For the period January 2, 2003 (commencement of operations) through June 30, 2003.





    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Large Cap Core Series, Large Cap Value Series, Small Cap Growth Series and Small Cap Value Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Large Cap Core Series. The investment adviser to the Small Cap Growth Series is Roxbury Capital Management, LLC ("Roxbury"). The investment adviser to the Large Cap Value Series and Small Cap Value Series is Cramer

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

Rosenthal McGlynn, LLC ("CRM"). Roxbury and CRM are affiliates of RSMC. For its services, each adviser receives a fee as follows:

                                         % of Average Daily Net Assets
                              ----------------------------------------------------
  Large Cap Core Series       .70% up to $1 billion; .65% of next $1 billion; and
                              .60% in excess of $2 billion
  Large Cap Value Series      .55% up to $1 billion; .50% of next $1 billion; and
                              .45% in excess of $2 billion
  Small Cap Growth Series     1.00% up to $1 billion; .95% of next $1 billion; and
                              .90% in excess of $2 billion
  Small Cap Value Series      .75% up to $1 billion; .70% of next $1 billion; and
                              .65% in excess of $2 billion

   RSMC and Roxbury have agreed to waive their advisory fees or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% and 1.75% of the average daily net assets of the Large Cap Core Series and Small Cap Growth Series, respectively. These undertakings will remain in place until November 2005 and January 1, 2006, respectively, unless the Board of Trustees approves their earlier termination.

   RSMC provides administrative and accounting services to the Series. For its services, RSMC is paid a fee of 0.09% of each Series' average daily net assets up to $1 billion; 0.07% of the next $500 million of average daily net assets; 0.05% of the next $500 million of average daily net assets; and 0.03% of the Series' average daily net assets that are greater than $2 billion. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide sub-administrative and accounting services to the Series.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. Large Cap Core, Large Cap Value and Small Cap Value Series may lend their securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. Each Series records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                         Large Cap       Large Cap       Small Cap       Small Cap
                                                                        Core Series    Value Series    Growth Series   Value Series
                                                                        -----------    ------------    -------------   ------------
  Purchases..........................................................   $15,778,606     $19,770,449    $149,418,377    $546,483,720
  Sales..............................................................    24,665,149      15,539,459      82,848,750     397,672,903

6. FINANCIAL HIGHLIGHTS.

                                                                                          For the Fiscal Years Ended June 30,
                                                                                   ------------------------------------------------
                                                                                    2004      2003       2002        2001      2000
                                                                                   ------   -------    --------    --------   -----
  LARGE CAP CORE SERIES
  Total Return.................................................................    14.33%   (2.83)%    (22.66)%    (21.50)%   8.53%
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations..............................................     0.80%     0.80%       0.80%       0.80%   0.80%
    Excluding expense limitations..............................................     0.88%     0.87%       0.84%       0.86%   0.84%
   Net investment income.......................................................     0.73%     1.04%       0.64%       0.39%   0.40%
  Portfolio Turnover Rate......................................................       27%       50%         68%         72%     12%


                                                                                                                   For the Period
                                                                            For the Fiscal Years Ended June 30,  November 1, 1999(1)
                                                                            -----------------------------------        through
                                                                             2004     2003      2002      2001      June 30, 2000
                                                                            ------   -----    --------    -----   -----------------
  LARGE CAP VALUE SERIES
  Total Return..........................................................    16.78%   1.21%    (23.81)%    9.38%         18.70%**
  Ratios to Average Net Assets:
   Expenses.............................................................     0.74%   0.76%       0.71%    0.72%          0.69%*
   Net investment income................................................     1.20%   1.23%       0.86%    1.01%          0.82%*
  Portfolio Turnover Rate...............................................       26%     87%        100%     109%           110%**


                                                                                                                  For the Period
                                                                                               For the Fiscal    January 2, 2003(1)
                                                                                                 Year Ended          through
                                                                                                June 30, 2004     June 30, 2003
                                                                                               --------------    ----------------
  SMALL CAP GROWTH SERIES
  Total Return .........................................................                            35.03%            27.60%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitation .......................................                             1.33%             1.75%*
    Excluding expense limitation .......................................                             1.33%             3.18%*
   Net investment loss .................................................                           (1.17)%           (1.45)%*
  Portfolio Turnover Rate ..............................................                              172%               86%**

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                                                                                    For the Period
                                                                           For the Fiscal Years Ended June 30,   November 1, 1999(1)
                                                                            -----------------------------------        through
                                                                            2004       2003      2002     2001      June 30, 2000
                                                                           -------   -------    -----    ------   -----------------
  SMALL CAP VALUE SERIES
  Total Return.........................................................     33.66%   (1.87)%    3.46%    42.27%         19.70%**
  Ratios to Average Net Assets:
   Expenses............................................................      0.88%     0.88%    0.88%     0.90%          0.87%*
   Net investment income (loss)                                            (0.23)%        --(2) 0.33%     1.05%        (0.82)%*
  Portfolio Turnover Rate..............................................        77%       74%      61%       90%            65%**

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than (0.01)%.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Large Cap Core Series, Large Cap Value Series, Small Cap Growth Series, and Small Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                     Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INTERESTED TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                Principal              Fund              Other
                              Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                               Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age         Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------         ------------   ------------------------    ----------------------    -------------   ----------------
WILLIAM P. RICHARDS, JR.(2)   Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                       resignation or removal.     Roxbury Capital                           Foundation;
Suite 1000                                   Trustee since October       Management LLC                            (non-profit) and
Santa Monica, CA 90401                       1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                     1998, Principal, Roger                    Museum of
                                                                         Engemann &                                Los Angeles
                                                                         Associates (investment                    County
                                                                         management firm).                         (non-profit).

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.

---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas
                                                                        Philadelphia Stock                        Corporation of
                                                                        Exchange from 1981 to                     America
                                                                        1997.                                     (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (Real
                                            Trustee since October       Estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

MARK A. SARGENT              Trustee        Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                         resignation or removal.     Law, Villanova                            Low Volatility
                                            Trustee since               University School of                      Fund of Funds;
                                            November 2001.              Law since July 1997.                      and St. Thomas
                                                                        Associate Dean for                        More Society of
                                                                        Academic Affairs                          Pennsylvania.
                                                                        University of Maryland
                                                                        School of Law from
                                                                        1994 to 1997.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                  Principal               Fund            Other
                                 Position(s)         Term of Office             Occupation(s)            Complex      Directorships
                                  Held with           and Length of              During Past           Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------           --------------   ----------------------    -----------------------    -------------   -------------
ERIC K. CHEUNG                  Vice President   Shall serve at the        Vice President,                 N/A        N/A
Date of Birth: 12/54                             pleasure of the Board     Wilmington Trust
                                                 and until successor is    Company Since 1986;
                                                 elected and qualified.    and Vice President and
                                                 Officer since October     Director of Rodney
                                                 1998.                     Square Management
                                                                           Corporation since
                                                                           2001.

JOSEPH M. FAHEY, JR.            Vice President   Shall serve at the        Vice President, Rodney          N/A        N/A
Date of Birth: 1/57                              pleasure of the Board     Square Management
                                                 and until successor is    Corporation since
                                                 elected and qualified.    1992.
                                                 Officer since November
                                                 1999.

FRED FILOON                     Vice President   Shall serve at the        Senior Vice President,          N/A        N/A
520 Madison Avenue                               pleasure of the Board     Cramer Rosenthal
New York, NY 10022                               and until successor is    McGlynn, LLC since
Date of Birth: 3/42                              elected and qualified.    1989.
                                                 Officer since August
                                                 2000.

JOHN R. GILES                   Vice President   Shall serve at the        Senior Vice President,          N/A        N/A
Date of Birth: 8/57             and Chief        pleasure of the Board     Wilmington Trust
                                Financial        and until successor is    Company since 1996.
                                Officer          elected and qualified.
                                                 Officer since December
                                                 1999.

PAT COLLETTI                    Vice President   Shall serve at the        Vice President and              N/A        N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board     Director of Investment
Wilmington, DE 19809                             and until successor is    Accounting and
Date of Birth: 11/58                             elected and qualified.    Administration of
                                                 Officer since May         PFPC Inc. since 1999.
                                                 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the        Officer, Wilmington             N/A        N/A
Date of Birth: 8/65                              pleasure of the Board     Trust Company since
                                                 and until successor is    1998. Officer, Rodney
                                                 elected and qualified.    Square Management
                                                 Officer since November    Corporation since 1992.
                                                 2002.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              --------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              --------------------

                                 ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                              INVESTMENT ADVISERS
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                         Cramer Rosenthal McGlynn, LLC
                             707 Westchester Avenue
                             White Plains, NY 10640

                        Roxbury Capital Management, LLC
                         100 Wilshire Blvd., Suite 1000
                             Santa Monica, CA 90401
                              --------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                              --------------------


This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Equity Portfolios.

WEP-ANN-6/04

                                                                     WILMINGTON
                                                                          FUNDS






 Equity Portfolios




            o  Large Cap Core


            o  Large Cap Value


            o  Small Cap Core










                                     ANNUAL
                                 June 30, 2004

SPECIAL NOTICE TO SHAREHOLDERS
------------------------------

================================================================================
PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY POLICIES AND PROCEDURES

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling (800) 336-9970, or by accessing the SEC's website at www.sec.gov.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

   Economic conditions have improved markedly in the last year by most measures. Industrial production has risen 6.3%, retail sales are up 9.0%, and personal income is up 5.7%. In fact, virtually every relevant economic statistic has shown strong positive momentum with perhaps the sole exception of employment. Over the last year, total employment has risen only 1.2% despite otherwise strong economic momentum. In part, this can be attributed to lackluster business psychology and also to strong worker productivity. While strong labor productivity is a positive force in most respects, especially inflation, it can negatively influence employment growth. Fortunately, productivity's impact on employment has seemingly abated as the U.S. economy has added nearly one million jobs just in the last four months.

   Unfortunately, the positive trend exhibited by most economic statistics is also true for inflation. Last year at this time, inflation, as measured by the year-to-year change in the consumer price index, was just 2.1%. That same measure currently is 3.0% and the more recent months have exhibited an inflation rate of closer to 5.0% to 6.0% (annualized). Energy prices are not the only culprit. Many commodities and services are exhibiting rising price trends, and, with world-wide economic expansion, this trend is likely to continue at least through the rest of this year.

   As a result of improving economic conditions and rising inflation, we believe it is only a matter of time until short-term interest rates rise as well. The Federal Reserve ("Fed") has been quite patient in its approach to monetary policy, assuring that the economy is on solid footing. That patience has paid-off, but it is no longer necessary for the Fed to keep short-term interest rates more than 200 basis points below inflation. As a result, toward the end of the second quarter of 2004, the Fed raised interest rates 0.25% from 1.00% to 1.25%. We conclude from our analysis that short-term interest rates will soon begin a slow ascent that will continue into next year.

   The bond market has already acquiesced to this conclusion and longer-term interest rates (Ten-Year U.S. Treasuries) have risen nearly 120 basis points in yield over the last 12 months. Consequently, the total return for long fixed income instruments (Lehman Government/Credit Index) has been (0.7)% over this time period. Shorter-term fixed income instruments are less volatile but still have drifted down 0.25% to 0.5% over this time period.

   It gives me great pleasure to present this annual report to you, our shareholders. We believe the above mentioned rising interest rate environment will benefit our portfolios in the coming months. Thank you for your support.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

INVESTMENT RESULTS

   For the fiscal year ended June 30, 2004, the Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios' dividends represented a return of 0.58%, 0.53% and 0.41%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                           For the Fiscal Year
                                                           Ended June 30, 2004
                                                           -------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                   0.58%
        Lipper Money Market Funds                                 0.17%
        WILMINGTON U.S. GOVERNMENT PORTFOLIO                      0.53%
        Lipper U.S. Government Money Market Funds                 0.37%
        WILMINGTON TAX-EXEMPT PORTFOLIO                           0.41%
        Lipper Tax-Exempt Money Market Funds                      0.37%

                                                        Annualized 7-Day Yield
                                                          As of June 30, 2004
                                                        ----------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                  0.49%
        WILMINGTON U.S. GOVERNMENT PORTFOLIO                     0.57%
        WILMINGTON TAX-EXEMPT PORTFOLIO                          0.41%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

Investments in the Portfolios are not insured by the FDIC or any other governmental agency, are not deposits of or other obligations of or guaranteed by Wilmington Trust or any other bank or entity, and are subject to risks. Although the Portfolios seek to preserve the value of their shareholders' investments at $1.00 per share, it is possible to lose money by investing in these vehicles.

You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing. Distributed by Professional Funds Distributor, LLC.

   We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios -- Investor Shares. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                   Sincerely,
                                                   /s/ Robert J. Christian
                                                   Robert J. Christian
                                                   President


July 12, 2004

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                         Portfolio       Portfolio       Portfolio
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in Series, at value....................................................    $2,016,889,365    $866,654,249   $471,306,349
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,016,889,365     866,654,249    471,306,349
                                                                                      --------------    ------------   ------------
LIABILITIES:
Dividends payable.................................................................           582,165         222,513        100,818
Accrued expenses..................................................................           521,098         226,076        125,675
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................         1,103,263         448,589        226,493
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-in capital...................................................................    $2,015,758,864    $866,192,421   $471,079,462
Accumulated net realized gain on investments......................................            27,238          13,239            394
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
NET ASSETS BY SHARE CLASS:
 Investor Shares..................................................................    $   14,105,469    $ 33,891,775   $ 46,990,392
 Service Shares...................................................................     2,001,680,633     832,313,885    424,089,464
                                                                                      --------------    ------------   ------------
                                                                                      $2,015,786,102    $866,205,660   $471,079,856
                                                                                      ==============    ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Investor Shares..................................................................        14,105,173      33,891,425     46,998,629
 Service Shares...................................................................     2,001,653,691     832,296,343    424,087,198

NET ASSET VALUE, offering and redemption price per share:
 Investor Shares..................................................................             $1.00           $1.00          $1.00
 Service Shares...................................................................             $1.00           $1.00          $1.00


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                                              Prime          U.S.
                                                                                          Money Market    Government     Tax-Exempt
                                                                                            Portfolio      Portfolio     Portfolio
                                                                                          ------------    -----------   -----------
NET INVESTMENT INCOME FROM SERIES:
 Interest income......................................................................    $ 25,083,388    $10,326,708   $ 4,645,767
 Expenses.............................................................................     (10,353,226)    (4,703,634)   (2,383,173)
                                                                                          ------------    -----------   -----------
   Net investment income from Series..................................................      14,730,162      5,623,074     2,262,594
                                                                                          ------------    -----------   -----------
EXPENSES:
 Transfer agent fees..................................................................          53,154         25,853        15,913
 Reports to shareholders..............................................................          76,787         41,764        32,058
 Trustees' fees.......................................................................          12,101         12,096        12,060
 Distribution fees -- Investor Shares.................................................          15,480         16,962        20,034
 Shareholder service fees -- Service Shares...........................................       5,518,547      2,245,516     1,062,147
 Registration fees....................................................................          28,076         19,149        20,742
 Professional fees....................................................................          93,991         44,695        29,239
 Other................................................................................         124,525         50,065        25,404
                                                                                          ------------    -----------   -----------
   Total expenses.....................................................................       5,922,661      2,456,100     1,217,597
                                                                                          ------------    -----------   -----------
 Net investment income................................................................       8,807,501      3,166,974     1,044,997
                                                                                          ------------    -----------   -----------
NET REALIZED GAIN ON INVESTMENTS FROM SERIES..........................................           7,104          7,024            --
                                                                                          ------------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................    $  8,814,605    $ 3,173,998   $ 1,044,997
                                                                                          ============    ===========   ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $     8,807,501    $     3,166,974   $   1,044,997
 Net realized gain on investments............................................              7,104              7,024              --
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................          8,814,605          3,173,998       1,044,997
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income:
 Investor Shares.............................................................           (176,194)          (182,455)       (181,199)
 Service Shares..............................................................         (8,631,307)        (2,984,519)       (863,798)
                                                                                 ---------------    ---------------   -------------
Total distributions..........................................................         (8,807,501)        (3,166,974)     (1,044,997)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        136,399,071          1,794,930     366,209,410
 Proceeds from shares sold -- Service Shares.................................      4,043,563,922      3,576,273,256     753,272,704
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Cost of shares redeemed -- Investor Shares..................................       (151,265,399)        (2,164,305)   (342,605,357)
 Cost of shares redeemed -- Service Shares...................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
Net decrease in net assets from Portfolio share transactions.................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ---------------    ---------------   -------------
Total decrease in net assets.................................................       (367,340,886)       (97,584,757)    (77,824,337)
NET ASSETS:
 Beginning of year...........................................................      2,383,126,988        963,790,417     548,904,193
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,015,786,102    $   866,205,660   $ 471,079,856
                                                                                 ===============    ===============   =============
(A)TRANSACTIONS IN CAPITAL SHARES WERE:                                               Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
 Shares sold -- Investor Shares..............................................        136,399,071          1,794,930     366,209,410
 Shares sold -- Service Shares...............................................      4,043,563,922      3,576,273,256     753,272,704
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Shares redeemed -- Investor Shares..........................................       (151,265,399)        (2,164,305)   (342,605,357)
 Shares redeemed -- Service Shares...........................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
 Net decrease in shares......................................................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ===============    ===============   =============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $    21,859,931    $     8,270,378   $   3,082,417
 Net realized gain on investments............................................                 --                903             394
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................         21,859,931          8,271,281       3,082,811
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income:
 Investor Shares.............................................................           (359,813)          (299,237)       (191,275)
 Service Shares..............................................................        (21,500,118)        (7,971,141)     (2,891,142)
                                                                                 ---------------    ---------------   -------------
Total distributions..........................................................        (21,859,931)        (8,270,378)     (3,082,417)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        269,911,860         14,305,137     330,578,303
 Proceeds from shares sold -- Service Shares.................................      5,156,752,822      2,875,104,967     955,432,815
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             94,803             17,953           9,930
   Service Shares............................................................          1,218,093             87,763          29,669
 Cost of shares redeemed -- Investor Shares..................................       (284,316,715)        (3,588,217)   (336,802,616)
 Cost of shares redeemed -- Service Shares...................................     (5,161,881,590)    (2,920,627,269)   (923,707,721)
                                                                                 ---------------    ---------------   -------------
Net increase (decrease) in net assets from Portfolio share
 transactions................................................................        (18,220,727)       (34,699,666)     25,540,380
                                                                                 ---------------    ---------------   -------------
Total increase (decrease) in net assets......................................        (18,220,727)       (34,698,763)     25,540,774
NET ASSETS:
 Beginning of year...........................................................      2,401,347,715        998,489,180     523,363,419
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,383,126,988    $   963,790,417   $ 548,904,193
                                                                                 ===============    ===============   =============
(A)TRANSACTIONS IN CAPITAL SHARES WERE:                                               Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
 Shares sold -- Investor Shares..............................................        269,911,860         14,305,137     330,578,303
 Shares sold -- Service Shares...............................................      5,156,752,822      2,875,104,967     955,432,815
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             94,803             17,953           9,930
   Service Shares............................................................          1,218,093             87,763          29,669
 Shares redeemed -- Investor Shares..........................................       (284,316,715)        (3,588,217)   (336,802,616)
 Shares redeemed -- Service Shares...........................................     (5,161,881,590)    (2,920,627,269)   (923,707,721)
                                                                                 ---------------    ---------------   -------------
 Net increase (decrease) in shares...........................................        (18,220,727)       (34,699,666)     25,540,380
                                                                                 ===============    ===============   =============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


PRIME MONEY MARKET PORTFOLIO --                                                        For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                              -----------------------------------------------------
                                                                               2004       2003       2002       2001        2000(+)
                                                                              -------   -------    -------    --------   ----------
NET ASSET VALUE -- BEGINNING OF YEAR......................................    $  1.00   $  1.00    $  1.00    $   1.00   $     1.00
                                                                              -------   -------    -------    --------   ----------
INVESTMENT OPERATIONS:
 Net investment income....................................................       0.01      0.01       0.02        0.06         0.05
                                                                              -------   -------    -------    --------   ----------
DISTRIBUTIONS:
 From net investment income...............................................      (0.01)    (0.01)     (0.02)      (0.06)       (0.05)
 From net realized gain...................................................         --        --         --(2)       --           --
                                                                              -------   -------    -------    --------   ----------
   Total distributions....................................................      (0.01)    (0.01)     (0.02)      (0.06)       (0.05)
                                                                              -------   -------    -------    --------   ----------
NET ASSET VALUE -- END OF YEAR............................................    $  1.00   $  1.00    $  1.00    $   1.00   $     1.00
                                                                              =======   =======    =======    ========   ==========
TOTAL RETURN..............................................................      0.58%     1.07%      2.26%       5.68%        5.45%
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses.................................................................      0.53%     0.51%      0.43%       0.48%        0.50%
 Net investment income....................................................      0.59%     1.10%      2.54%       5.70%        5.35%
Net assets at end of year (000 omitted)...................................    $14,105   $28,937    $43,314    $382,884   $2,064,018

---------------
(+) Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.
(2)  Less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================



U.S. GOVERNMENT PORTFOLIO --                                                             For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                                 --------------------------------------------------
                                                                                  2004       2003       2002      2001       2000(+)
                                                                                 -------   -------    -------    -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR.........................................    $  1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                 -------   -------    -------    -------   --------
INVESTMENT OPERATIONS:
 Net investment income.......................................................       0.01      0.01       0.02       0.05       0.05
                                                                                 -------   -------    -------    -------   --------
DISTRIBUTIONS:
 From net investment income..................................................      (0.01)    (0.01)     (0.02)     (0.05)     (0.05)
 From net realized gain......................................................         --        --         --(2)      --         --
                                                                                 -------   -------    -------    -------   --------
   Total distributions.......................................................      (0.01)    (0.01)     (0.02)     (0.05)     (0.05)
                                                                                 -------   -------    -------    -------   --------
NET ASSET VALUE -- END OF YEAR...............................................    $  1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                 =======   =======    =======    =======   ========
TOTAL RETURN.................................................................      0.53%     0.95%      2.02%      5.50%      5.25%
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses....................................................................      0.58%     0.57%      0.54%      0.54%      0.54%
 Net investment income.......................................................      0.53%     0.93%      2.37%      5.59%      5.17%
Net assets at end of year (000 omitted)......................................    $33,892   $34,252    $23,576    $95,324   $765,121

---------------
(+) Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.
(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


TAX-EXEMPT PORTFOLIO --                                                                  For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                                 --------------------------------------------------
                                                                                  2004       2003       2002      2001       2000(+)
                                                                                 -------   -------    -------    -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR.........................................    $  1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                 -------   -------    -------    -------   --------
INVESTMENT OPERATIONS:
 Net investment income.......................................................         --(2)   0.01       0.01       0.03       0.03
                                                                                 -------   -------    -------    -------   --------
DISTRIBUTIONS:
 From net investment income..................................................         --(2)  (0.01)     (0.01)     (0.03)     (0.03)
                                                                                 -------   -------    -------    -------   --------
NET ASSET VALUE -- END OF YEAR...............................................    $  1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                 =======   =======    =======    =======   ========
TOTAL RETURN.................................................................      0.41%     0.73%      1.30%      3.38%      3.23%
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses....................................................................      0.58%     0.57%      0.56%      0.53%      0.55%
 Net investment income.......................................................      0.42%     0.72%      1.49%      3.36%      3.21%
Net assets at end of year (000 omitted)......................................    $46,990   $23,382    $29,597    $65,138   $483,092

---------------
(+) Effective November 1, 1999, the Rodney Square Tax-Exempt Fund ("Rodney Square Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.
(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Service Shares. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder servicing fee. Information regarding the Service Shares is included in a separate shareholder report.

   The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows a Portfolio to pay a fee to Professional Funds Distributor, LLC for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to 0.20% of each Portfolio's average net assets of the Investor Shares, the Board of Trustees has limited annual payments to 0.10% of average daily net assets.

   The Service Shares of each Portfolio have adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I ("Series") which has the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. As of June 30, 2004, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee or administrative and accounting fee directly, but rather indirectly through their investments in the Series. The investment adviser, administrator and accounting agent to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. These fees charged to the Series are discussed in the notes to the Series' financial statements.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The tax character of distributions paid was as follows.

                                   Prime Money     U.S. Government   Tax-Exempt
                                 Market Portfolio     Portfolio      Portfolio
                                 ----------------  ---------------   ----------
   Year ended June 30, 2004
   Ordinary Income ............    $ 8,807,501        $3,166,974            394
   Tax-Exempt Income ..........             --                --     $1,044,603
   Year ended June 30, 2003
   Ordinary Income ............    $21,859,931        $8,270,378     $      318
   Tax-Exempt Income ..........             --                --      3,082,099


   As of June 30, 2004, the components of accumulated earnings on a tax basis were as follows:

                                  Prime Money      U.S. Government    Tax-Exempt
                                Market Portfolio      Portfolio       Portfolio
                                ----------------   ---------------    ----------
   Undistributed ordinary
     income ..................       $27,238            $13,239           $394


5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Investor Shares) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Investor Shares) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2004

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2004
================================================================================

          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Moody's/S&P     Principal          Value
                                                                                        Ratings(1)       Amount         (Note 2)
                                                                                       -----------    ------------   --------------
CERTIFICATES OF DEPOSIT -- 50.1%
 FOREIGN BANKS, FOREIGN CENTERS -- 19.8%
   Banque Nationale de Paris, 1.11%, 09/07/04......................................     P-1, A-1(+)   $100,000,000   $  100,000,000
   Barclay's Bank PLC, 1.11%, 08/04/04.............................................     P-1, A-1(+)    100,000,000      100,000,471
   Credit Agricole Indosuez, 1.11%, 09/07/04.......................................     P-1, A-1(+)    100,000,000      100,006,425
   Landesbank Hessen-Thuringen, 1.26%, 10/28/04....................................     P-1, A-1(+)    100,000,000      100,003,241
                                                                                                                     --------------
                                                                                                                        400,010,137
                                                                                                                     --------------
 FOREIGN BANKS, U.S. BRANCHES -- 10.9%
   Credit Suisse First Boston, 1.11%, 08/04/04.....................................     P-1, A-1       100,000,000      100,000,000
   Royal Bank of Scotland, 1.07%, 07/19/04.........................................     P-1, A-1(+)     60,000,000       60,000,145
   Svenska Handelsbanken, 1.11%, 08/09/04..........................................     P-1, A-1        60,000,000       59,998,530
                                                                                                                     --------------
                                                                                                                        219,998,675
                                                                                                                     --------------
 U.S. BANKS, U.S. BRANCHES -- 19.4%
   Bank of America, Inc., 1.06%, 07/15/04..........................................     P-1, A-1(+)    100,000,000      100,000,000
   Citibank, 1.53%, 09/29/04.......................................................     P-1, A-1(+)     90,000,000       90,002,241
   Fifth Third Bancorp, 1.08%, 09/20/04............................................     P-1, A-1(+)    100,000,000      100,003,356
   Wells Fargo Bank, 1.15%, 07/14/04...............................................     P-1, A-1(+)    100,000,000      100,000,000
                                                                                                                     --------------
                                                                                                                        390,005,597
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,010,014,409) ............................................................    1,010,014,409
                                                                                                                     --------------
COMMERCIAL PAPER -- 16.4%
 BANKS -- 4.5%
   Toronto Dominion, 1.28%, 08/16/04...............................................      P-1, A-1       90,000,000       89,852,800
                                                                                                                     --------------
 FINANCIAL -- 7.1%
   CIT Group, Inc., 1.10%, 07/14/04................................................      P-1, A-1       39,000,000       38,984,508
   CIT Group, Inc., 1.09%, 07/26/04................................................      P-1, A-1       40,000,000       39,969,723
   General Electric Capital Corp., 1.12%, 08/17/04.................................      P-1, A-1(+)    40,000,000       39,941,511
   National Rural Utilities Coop. Finance Corp., 1.30%, 07/16/04...................      P-1, A-1       25,000,000       24,986,458
                                                                                                                     --------------
                                                                                                                        143,882,200
                                                                                                                     --------------
 LEASING -- 4.8%
   Vehicle Service Corp. of America, LOC Bank of America,
    1.35%, 08/16/04................................................................      N/R, A-1(*)(+) 96,000,000       95,834,400
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (COST $329,569,400) .....................................................................      329,569,400
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 7.7%
 FEDERAL HOME LOAN BANK NOTES -- 2.7%
   Federal Home Loan Bank Notes, 1.30%, 04/27/05..................................................      25,000,000       25,000,000
   Federal Home Loan Bank Notes, 1.38%, 05/03/05..................................................      30,000,000       30,000,000
                                                                                                                     --------------
                                                                                                                         55,000,000
                                                                                                                     --------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.0%
   Federal National Mortgage Association Notes, 1.24%, 07/23/04(*)................................      70,000,000       70,000,000
   Federal National Mortgage Association Notes, 1.38%, 02/11/05...................................      30,000,000       30,000,000
                                                                                                                     --------------
                                                                                                                        100,000,000
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $155,000,000) ..............................................................      155,000,000
                                                                                                                     --------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Principal          Value
                                                                                                         Amount         (Note 2)
                                                                                                      ------------   --------------
REPURCHASE AGREEMENTS -- 25.8%
   With Goldman Sachs Group: at 1.55%, dated 06/30/04, to be repurchased at $255,298,792 on 07/01/04, collateralized by $260,394,156 of U.S.
    Treasury Notes 4.00% due 02/15/14 ............................................................    $255,287,800   $  255,287,800
   With Paine Webber Group: at 1.55%, dated 06/30/04, to be repurchased at
    $265,011,410 on 07/01/04, collateralized by $272,953,875 of Federal
    National Mortgage Association Securities with various coupons and
    maturities to 07/01/35 .......................................................................     265,000,000      265,000,000
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (COST $520,287,800) ................................................................      520,287,800
                                                                                                                     --------------
TOTAL INVESTMENTS (Cost $2,014,871,609)(+) -- 100.0% .............................................................   $2,014,871,609
                                                                                                                     ==============

---------------
(*) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(+) Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004

 (Showing Percentage of Total Investments)
================================================================================

                                                       Principal        Value
                                                        Amount         (Note 2)
                                                      -----------   ------------
U.S. AGENCY OBLIGATIONS -- 61.6%
 FEDERAL FARM CREDIT BANKS NOTES -- 5.8%
   Federal Farm Credit Banks Notes, 1.06%,
    07/07/04*.......................................  $50,000,000   $ 49,983,518
                                                                    ------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 2.5%
   Federal Home Loan Banks Discount Notes,
    1.09%, 08/04/04.................................   21,284,000     21,262,190
                                                                    ------------
 FEDERAL HOME LOAN BANKS NOTES -- 17.3%
   Federal Home Loan Banks Notes, 1.10%, 07/12/04(*)   15,000,000     14,998,504
   Federal Home Loan Banks Notes, 1.07%, 07/19/04(*)   10,000,000      9,998,327
   Federal Home Loan Banks Notes, 1.21%, 08/04/04...    7,000,000      7,000,168
   Federal Home Loan Banks Notes, 1.27%, 08/04/04...   50,000,000     49,999,296
   Federal Home Loan Banks Notes, 4.63%, 08/13/04...    3,000,000      3,012,077
   Federal Home Loan Banks Notes, 6.25%, 08/13/04...    6,000,000      6,035,821
   Federal Home Loan Banks Notes, 7.46%, 09/09/04...    5,000,000      5,060,272
   Federal Home Loan Banks Notes, 1.44%, 09/15/04(*)   14,000,000     13,997,492
   Federal Home Loan Banks Notes, 1.37%, 03/25/05...   10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.36%, 04/01/05...   10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.30%, 04/27/05...   10,000,000     10,000,000
   Federal Home Loan Banks Notes, 1.38%, 05/03/05...   10,000,000     10,000,000
                                                                    ------------
                                                                     150,101,957
                                                                    ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 9.4%
   Federal Home Loan Mortgage Corporation Discount
    Notes, 1.03%, 07/06/04..........................   11,697,000     11,695,327
   Federal Home Loan Mortgage Corporation Discount
    Notes, 1.09%, 08/03/04..........................   20,000,000     19,980,108
   Federal Home Loan Mortgage Corporation Discount
    Notes, 1.16%, 08/17/04..........................   38,800,000     38,741,239
   Federal Home Loan Mortgage Corporation Discount
    Notes, 1.03%, 08/23/04..........................    6,144,000      6,134,683
   Federal Home Loan Mortgage Corporation Discount
    Notes, 1.40%, 09/07/04..........................    4,800,000      4,787,307
                                                                    ------------
                                                                      81,338,664
                                                                    ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES --  0.6%
   Federal Home Loan Mortgage Corporation Notes,
    6.25%, 07/15/04.................................    5,000,000      5,009,826
                                                                    ------------
                                                                       5,009,826
                                                                    ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 15.7%
   Federal National Mortgage Association Discount
    Notes, 1.16%, 08/18/04..........................   50,000,000     49,922,833
   Federal National Mortgage Association Discount
    Notes, 1.30%, 08/27/04..........................    4,700,000      4,690,326
   Federal National Mortgage Association Discount
    Notes, 1.07%, 09/01/04..........................   50,000,000     49,907,861
   Federal National Mortgage Association Discount
    Notes, 1.40%, 09/01/04..........................   25,000,000     24,939,722
   Federal National Mortgage Association Discount
    Notes, 1.40%, 09/08/04..........................    7,258,000      7,238,524
                                                                    ------------
                                                                     136,699,266
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                      Principal         Value
                                                        Amount         (Note 2)
                                                     ------------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.3%
   Federal National Mortgage Association Notes,
    1.03%, 07/21/04(*).............................  $ 25,000,000   $ 24,978,620
   Federal National Mortgage Association Notes,
    6.50%, 08/15/04................................    32,119,000     32,326,694
   Federal National Mortgage Association Notes,
    3.50%, 09/15/04................................    16,415,000     16,495,531
   Federal National Mortgage Association Notes,
    1.38%, 02/11/05................................    15,000,000     15,000,000
                                                                    ------------
                                                                      88,800,845
                                                                    ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $533,196,266) .............    533,196,266
                                                                    ------------
REPURCHASE AGREEMENTS -- 38.4%
   With Goldman Sachs Group: at 1.55%, dated
    06/30/04, to be repurchased at $166,748,779 on
    07/01/04, collateralized by $171,743,848 of
    Federal National Mortgage Association
    Securities with various coupons and
    maturities to 06/01/34 ......................     166,741,600    166,741,600
   With Paine Webber Group: at 1.55%, dated
    06/30/04, to be repurchased at $165,007,104 on
    07/01/04, collateralized by $169,952,588 of
    Federal National Mortgage Association
    Securities with various coupons and
    maturities to 06/01/34 ......................     165,000,000    165,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $331,741,600) .................    331,741,600
                                                                    ------------
TOTAL INVESTMENTS (Cost $864,937,866)(+) -- 100.0% ..............   $864,937,866
                                                                    ============

---------------
(*) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(+) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004
 (Showing Percentage of Total Investments)
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(1)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
MUNICIPAL BONDS -- 100.0%
 ALASKA -- 3.5%
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc., Proj.)
    Ser. 2003B, 1.10%, 07/01/04(*)....................................................    VMIG-1, A-1(+)  $ 6,500,000   $ 6,500,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc., Proj.)
    Ser. 2003A, 1.10%, 07/01/04*......................................................    VMIG-1, A-1(+)    7,100,000     7,100,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc. Proj.)
    Ser. C, 1.10%, 07/01/04*..........................................................      P-1, A-1(+)     2,750,000     2,750,000
                                                                                                                        -----------
                                                                                                                         16,350,000
                                                                                                                        -----------
 CALIFORNIA -- 4.6%
   Los Angeles Regional Airports Imp. Corp. Fac. Rev. Bonds (LAX Two Corp. Proj.),
    Ser. 1985, 1.08%, 07/01/04(*).....................................................      AA-, A-1(+)    21,700,000    21,700,000
                                                                                                                        -----------
 COLORADO -- 0.9%
   Colorado Health Facilities Auth. Hosp. Rev. CP Notes (Poudre Valley Health Care,
    Inc. Proj.) Ser. A, 1.12%, 08/16/04...............................................      P-1, A-1(+)     4,000,000     4,000,000
                                                                                                                        -----------
 CONNECTICUT -- 1.4%
   Connecticut Health And Educ. Fac. Auth. Rev. Bonds (Yale University Proj.), Ser.
    T-1, 1.08%, 07/01/04(*)...........................................................    VMIG-1, A-1(+)    2,835,000     2,835,000
   Connecticut State Health And Educ. Fac. Auth. Yale Univ., Ser. X-3, 1.08%,
    07/01/04*.........................................................................    VMIG-1, A-1(+)    3,600,000     3,600,000
                                                                                                                        -----------
                                                                                                                          6,435,000
                                                                                                                        -----------
 DELAWARE -- 1.8%
   Delaware Economic Dev. Auth. Var. Rate Demand Rev. Bonds (St. Andrew's School
    Proj.), Ser. 2003, 1.08%, 07/01/04(*).............................................    VMIG-1, A-1(+)    8,600,000     8,600,000
                                                                                                                        -----------
 FLORIDA -- 12.1%
   City of Jacksonville, FL Rev. Bonds (Florida Power & Light Co. Proj.)
    Ser. 1992, 1.09%, 07/09/04........................................................      P-1, A-1(+)     6,150,000     6,150,000
   Florida Muni Power Agency Initial Pooled Loan Proj. (Commercial Paper Notes),
    Ser. A, 1.11%, 08/02/04...........................................................      P-1, A-1       14,265,000    14,265,000
   Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds (Pooled Hosp. Loan
    Proj.), Ser. 1985, 1.10%, 08/09/04................................................    VMIG-1, A-1(+)    8,000,000     8,000,000
   Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref. Rev. Bonds (Post
    Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E, 1.05%, 07/07/04(*)..........      N/R, A-1(+)     4,235,000     4,235,000
   Orlando, FL Utilities Commission Water & Electric Rev. Bond Ant. Notes,
    Ser. 1999A, 1.12%, 08/12/04.......................................................      P-1, N/R        3,000,000     3,000,000
   Orlando, FL Utilities Commission Water and Electric Rev. Bond Ant. Notes, Ser.
    1999A, 1.12%, 08/17/04............................................................      P-1, N/R       13,700,000    13,700,000
   St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power & Light Proj.),
    Ser. 2000, 1.12%, 07/01/04(*).....................................................     VMIG-1, A-1      7,650,000     7,650,000
                                                                                                                        -----------
                                                                                                                         57,000,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings1        Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 GEORGIA -- 9.1%
   Burke County, GA Auth. Poll. Cntrl. Rev. Bonds (Ogelthorpe Power Corp. Vogtle
    Proj.) Ser. 1998B, 1.12%, 08/12/04................................................    VMIG-1, A-1(+)  $ 7,500,000   $ 7,500,000
   Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
    Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 1.08%, 07/07/04(*)..........      Aa1, N/R        3,735,000     3,735,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 1997, 1.08%, 07/07/04(*)...............................................      Aa2, N/R        1,500,000     1,500,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 1.08%, 07/07/04(*)...............................................     VMIG-1, N/R      4,400,000     4,400,000
   Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
    Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 1.08%, 07/07/04(*).........      Aa2, N/R        1,100,000     1,100,000
   DeKalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical Center Proj.), LOC
    SunTrust Bank, Ser. 1993B, 1.08%, 07/07/04(*).....................................     VMIG-1, N/R      2,200,000     2,200,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia Power Co. Plant
    Hammond Proj.), Ser. 1996, 1.10%, 07/01/04(*).....................................     VMIG-1, A-1      1,100,000     1,100,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.), LOC SunTrust
    Bank, Ser. 1999, 1.08%, 07/07/04(*)...............................................      Aa2, N/R        3,500,000     3,500,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1996, 1.08%, 07/07/04(*)......................................      Aa2, N/R          900,000       900,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 1.08%, 07/07/04(*)...............................................     VMIG-1, N/R      5,700,000     5,700,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1999, 1.08%, 07/07/04(*)......................................      Aa2, N/R        5,000,000     5,000,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Wansley Proj.), Ser. 1996, 1.15%, 07/01/04(*).....................................     VMIG-1, A-1      2,000,000     2,000,000
   Macon Bibb County, GA Hosp. Auth. Rev. Ant. Cert. (Central GA Sr. Health, Inc.
    Carlyle Place Proj.), LOC SunTrust Bank, Ser. 2000, 1.10%, 07/01/04(*)............    VMIG-1, A-1(+)    4,175,000     4,175,000
                                                                                                                        -----------
                                                                                                                         42,810,000
                                                                                                                        -----------
 ILLINOIS -- 15.7%
   Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),  LOC Bank One N.A./
    Northern Trust, Ser. 1999, 1.08%, 07/07/04(*).....................................      N/R, A-1(+)    13,400,000    13,400,000
   Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society Proj.), LOC
    American NB & T, Ser. 1997, 1.11%, 07/07/04(*)....................................      N/R, A-1(+)     2,120,000     2,120,000
   Illinois Dev. Fin. Auth. Rev. Bonds (St. Augustine College Proj.), 1.09%,
    07/01/04(*).......................................................................     VMIG-1, N/R      2,225,000     2,225,000
   Illinois Educ. Fac. Auth. Rev. Bonds (The Univ. of Chicago), Ser. 2001B-3, 1.00%,
    07/30/04..........................................................................    VMIG-1, A-1(+)   13,000,000    13,000,000
   Illinois Educ. Fac. Auth. CP Rev. Notes (Pooled Financing Proj.), 1.12%,
    08/16/04..........................................................................      N/R, A-1(+)     7,895,000     7,895,000
   Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing Proj.), LOC
    American NB & T, Ser. 1998, 1.05%, 07/07/04(*)....................................      N/R, A-1(+)     8,000,000     8,000,000

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(1)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
   Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC Northern Trust Co.,
    Ser. 1992, 1.05%, 07/07/04(*).....................................................   VMIG-1, A-1(+)   $15,300,000   $15,300,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ. Proj.), Ser. 1998, 1.05%,
    07/07/04(*).......................................................................   VMIG-1, A-1(+)     1,800,000     1,800,000
   Illinois Health Fac Auth. Rev. Bonds Ser. 1996 (Evanston Hosp. Corp.), 1.40%,
    11/12/04..........................................................................   VMIG-1, A-1(+)    10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         73,740,000
                                                                                                                        -----------
 KANSAS -- 1.1%
   Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.), LOC Bank
    One, NA, Ser. 1996, 1.08%, 07/07/04(*)............................................      P-1, A-1        5,000,000     5,000,000
                                                                                                                        -----------
 MARYLAND -- 5.7%
   Maryland Health & Higher Educ. Fac. Auth. (The Johns Hopkins Univ.)
    Ser. B, 1.10%, 07/22/04...........................................................     P-1, A-1(+)      7,742,000     7,742,000
   Montgomery County, MD TECP, Ser. 1995, 1.05%, 08/04/04.............................     P-1, A-1(+)     15,000,000    15,000,000
   Montgomery County, MD TECP, Ser. 2002, 1.10%, 07/22/04.............................     P-1, A-1(+)      4,300,000     4,300,000
                                                                                                                        -----------
                                                                                                                         27,042,000
                                                                                                                        -----------
 MINNESOTA -- 3.4%
   Bloomington, MN Independent School Dist. #271 Aid Antic Ctfs Indbt
    Ser. A, 1.75%, 08/16/04...........................................................      N/R, N/R        5,980,000     5,984,641
   City of Rochester, MN Health Care Fac. Rev. Bonds Mayo Foundation Mayo Medical
    Center, Ser. 2001D, .94%, 07/08/04................................................     N/R, A-1(+)     10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         15,984,641
                                                                                                                        -----------
 MISSISSIPPI -- 0.6%
   Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A., Inc. Proj.),
    Ser. 1993, 1.10%, 07/01/04(*).....................................................      P-1, N/R        2,900,000     2,900,000
                                                                                                                        -----------
 MISSOURI -- 1.4%
   Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.), Ser. 1996A,
    1.10%, 07/01/04(*)................................................................   VMIG-1, A-1(+)     2,300,000     2,300,000
   Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ. Proj.), Ser. 1996B,
    1.10%, 07/01/04(*)................................................................   VMIG-1, A-1(+)     4,200,000     4,200,000
                                                                                                                        -----------
                                                                                                                          6,500,000
                                                                                                                        -----------
 NEBRASKA -- 8.0%
   Nebraska Public Power Dist. TECP Notes, Ser. A, 1.05%, 08/05/04....................      P-1, A-1        3,000,000     3,000,000
   Nebraska Public Power Dist. TECP Notes, Ser. A, 1.05%, 08/09/04....................      P-1, A-1       16,500,000    16,500,000
   Omaha Public Power Dist. Commercial Paper Notes, 1.08%, 08/05/04...................     P-1, A-1(+)     18,000,000    18,000,000
                                                                                                                        -----------
                                                                                                                         37,500,000
                                                                                                                        -----------
 NORTH CAROLINA -- 1.1%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds (Texas Gulf
    Proj.), LOC BNP Paribas, Ser. 1985, 1.21%, 07/07/04(*)............................      Aa3, N/R        5,000,000     5,000,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings1        Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 OKLAHOMA -- 0.9%
   Tulsa County Ind. Auth., OK Variable Rate Demand Mtge. Rev. Bonds, (Montereau in
    Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A, 1.10%, 07/01/04(*)..............     N/R, A-1(+)    $ 4,390,000   $ 4,390,000
                                                                                                                        -----------
 PENNSYLVANIA -- 1.4%
   Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic
    Richfield Co. Proj.), Ser. 1995, 1.05%, 07/07/04(*)...............................   VMIG-1, A-1(+)     4,200,000     4,200,000
   Geisinger Auth. PA Hlth. Sys. Variable Rate Auth. Ref. Rev. Bonds, 1.10%,
    07/01/04(+).......................................................................   VMIG-1, A-1(+)     2,200,000     2,200,000
                                                                                                                        -----------
                                                                                                                          6,400,000
                                                                                                                        -----------
 SOUTH CAROLINA -- 2.5%
   South Carolina State Pub. Services Auth. TECP, 1.06%, 07/09/04.....................     P-1, A-1(+)     11,700,000    11,700,000
                                                                                                                        -----------
 TENNESSEE -- 5.2%
   City of Memphis, TN Gen. Oblig. Commercial Paper Notes, 1.01%,
    08/06/04..........................................................................     P-1, A-1(+)     17,500,000    17,500,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1984, 1.08%, 07/07/04(+)........................     N/R, A-1(+)      2,650,000     2,650,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1995, 1.08%, 07/07/04(+)........................     N/R, A-1(+)      1,100,000     1,100,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 2001, 1.10%, 07/01/04(+)........................     VMIG-1, N/R      2,330,000     2,330,000
   Montgomery County, TN Public Bldg. Auth. Rev. Bonds (Tennessee County Loan Pool),
    LOC Bank of America, Ser. 2002, 1.10%, 07/01/04(+)................................     VMIG-1, N/R        905,000       905,000
                                                                                                                        -----------
                                                                                                                         24,485,000
                                                                                                                        -----------
 TEXAS -- 15.6%
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Inland Proj.), LOC Bank of America, Ser. 1984D, 1.10%,
    07/01/04(+).......................................................................      P-1, N/R        1,150,000     1,150,000
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Inland Proj.), Ser. 1984-B, 1.10%,
    07/01/04(+).......................................................................      P-1, N/R        2,500,000     2,500,000
   Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste Disposal Rev. Bonds
    (Teec, Inc. Temple Inland Proj.), Ser. C, 1.10%, 07/01/04(+)......................      P-1, N/R        1,750,000     1,750,000
   Board of Regents of Texas A&M Univ. Sys. Permanent Univ. Fund Flexible Rate Notes,
    1.08%, 08/16/04...................................................................   VMIG-1, P-1(+)    10,000,000    10,000,000
   Board of Regents of The Univ. of Texas Sys. Commercial Paper Notes,
    Ser. A, .95%, 07/14/04............................................................     P-1, A-1(+)      6,000,000     6,000,000
   City of Houston Gen. Oblig. Commercial Paper Notes, Ser. D, 1.05%,
    07/21/04..........................................................................     P-1, A-1(+)      7,600,000     7,600,000
   Harris County, TX Gen. Oblig. Commercial Paper Notes, 1.08%, 08/04/04..............     P-1, A-1(+)     14,079,000    14,079,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds (Texas Children's
    Hosp. Proj.), Ser. 1991B-1, 1.10%, 07/01/04(+)....................................   VMIG-1, A-1(+)       750,000       750,000

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2004 -- continued

================================================================================

                                                                                          Moody's/S&P     Principal        Value
                                                                                           Ratings(1)      Amount        (Note 2)
                                                                                         ------------    -----------   ------------
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds
    (The Methodist Hosp.), Ser. 2002, 1.10%, 07/01/04(*).............................      N/R, A-1(+)   $ 8,500,000   $  8,500,000
   Harris County, TX Health Fac. Dev. Corp. Rev. Bonds (YMCA of The Greater Houston
    Area), LOC JP Morgan/Chase, Ser. 2002, 1.10%, 07/01/04(*)........................     VMIG-1, N/R      2,000,000      2,000,000
   Port Arthur Navigation Dist. of Jefferson County, TX Poll. Contrl. Rev. Ref. Bonds
    (Texaco Inc. Proj.), Ser. 1994, 1.10%, 07/01/04(+)...............................      P-1, A-1(+)     3,250,000      3,250,000
   Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern Methodist Univ.
    Proj.), LOC Landesbank Hessen-Thurigen, Ser. 1985, 1.10%, 07/01/04(+)............     VMIG-1, N/R        300,000        300,000
   State of Texas, Tax & Rev. Ant. Notes, 2.00%, 08/31/04............................    MIG-1, SP-1(+)   16,000,000     16,022,416
                                                                                                                       ------------
                                                                                                                         73,901,416
                                                                                                                       ------------
 VIRGINIA -- 0.6%
   Industrial Dev. Auth. of The City of Norfolk Hosp. Fac. Rev. Bonds (Sentara Health
    System Obligated Group) 1997B, 1.06%, 07/09/04...................................   VMIG-1, A-1(+)     2,900,000      2,900,000
                                                                                                                       ------------
 WASHINGTON -- 0.9%
   Washington Health Care Fac. Auth. Lease Rev. Bonds (National Healthcare Research &
    Educ. Proj.), LOC BNP Paribas, 1.05%, 07/07/04(+)................................     VMIG-1, N/R      4,100,000      4,100,000
                                                                                                                       ------------
 WISCONSIN -- 2.5%
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. A, 1.08%,
    08/02/04.........................................................................     P-1, A-1(+)      7,254,000      7,254,000
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. B, 1.08%,
    08/02/04.........................................................................     P-1, A-1(+)      4,699,000      4,699,000
                                                                                                                       ------------
                                                                                                                         11,953,000
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $470,391,057)............................................                                   470,391,057
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $470,391,057)(+)...................................                                  $470,391,057
                                                                                                                       ============

---------------
(*) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(+) Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.
FNMA -- Federal National Mortgage Association.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                          Series           Series         Series
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in securities, at value*...............................................    $2,014,871,609    $864,937,866   $470,391,057
Cash..............................................................................                82              48         93,573
Interest receivable...............................................................         2,813,586       2,083,891      1,025,644
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,017,685,277     867,021,805    471,510,274
                                                                                      --------------    ------------   ------------
LIABILITIES:
Accrued advisory fee..............................................................           728,205         335,951        182,875
Other accrued expenses............................................................            66,565          30,463         19,957
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................           794,770         366,414        202,832
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,016,890,507    $866,655,391   $471,307,442
                                                                                      ==============    ============   ============
____________
* Investments at cost.............................................................    $2,014,871,609    $864,937,866   $470,391,057


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued

================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2004

                                                                                               Prime          U.S.
                                                                                           Money Market    Government    Tax-Exempt
                                                                                              Series         Series        Series
                                                                                           ------------    -----------   ----------
INVESTMENT INCOME:
 Interest Income.......................................................................     $25,083,400    $10,326,721   $4,645,778
                                                                                            -----------    -----------   ----------
EXPENSES:
 Advisory fees.........................................................................       9,499,643      4,282,870    2,147,721
 Administration and accounting fees....................................................         588,622        262,439      146,928
 Trustees' fees........................................................................           4,081          4,067        4,070
 Professional fees.....................................................................         238,626        108,541       63,250
 Other.................................................................................          22,258         45,721       21,209
                                                                                            -----------    -----------   ----------
   Total expenses......................................................................      10,353,230      4,703,638    2,383,178
                                                                                            -----------    -----------   ----------
 Net investment income.................................................................      14,730,170      5,623,083    2,262,600
                                                                                            -----------    -----------   ----------
NET REALIZED GAIN ON INVESTMENTS.......................................................           7,104          7,024           --
                                                                                            -----------    -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................     $14,737,274    $ 5,630,107   $2,262,600
                                                                                            ===========    ===========   ==========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    14,730,170    $     5,623,083   $     2,262,600
 Net realized gain on investments..........................................              7,104              7,024                --
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         14,737,274          5,630,107         2,262,600
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,179,962,992      3,578,068,185     1,119,482,114
 Withdrawals...............................................................     (4,562,517,995)    (3,681,534,767)   (1,199,612,236)
                                                                               ---------------    ---------------   ---------------
Net decrease in net assets from transactions in beneficial interest........       (382,555,003)      (103,466,582)      (80,130,122)
                                                                               ---------------    ---------------   ---------------
Total decrease in net assets...............................................       (367,817,729)       (97,836,475)      (77,867,522)
NET ASSETS:
 Beginning of year.........................................................      2,384,708,236        964,491,866       549,174,964
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,016,890,507    $   866,655,391   $   471,307,442
                                                                               ===============    ===============   ===============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued

================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2003

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    28,585,408    $    11,152,018   $     4,627,777
 Net realized gain on investments..........................................                 --                903               394
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         28,585,408         11,152,921         4,628,171
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      5,426,664,682      2,889,410,105     1,286,011,118
 Withdrawals...............................................................     (5,474,921,860)    (2,935,642,124)   (1,265,271,730)
                                                                               ---------------    ---------------   ---------------
Net increase (decrease) in net assets from transactions in beneficial
  interest.................................................................        (48,257,178)       (46,232,019)       20,739,388
                                                                               ---------------    ---------------   ---------------
Total increase (decrease) in net assets....................................        (19,671,770)       (35,079,098)       25,367,559
NET ASSETS:
 Beginning of year.........................................................      2,404,380,006        999,570,964       523,807,405
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,384,708,236    $   964,491,866   $   549,174,964
                                                                               ===============    ===============   ===============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

================================================================================


1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (each, a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to each Series. Effective May 20, 2004, RSMC receives an advisory fee of 0.37% of each Series' first $1 billion of average daily net assets; 0.33% of each Series' next $500 million of average daily net assets; 0.30% of each Series' next $500 million of average daily net assets; and 0.27% of each Series' average daily net assets in excess of $2 billion.

   RSMC provides administrative and accounting services to each Series. For its services, RSMC is paid a fee of $37,500 per year, plus .015% of the Series' average daily net assets over $100 million. Also effective May 20, 2004, the Board of Trustees approved a revised administration and accounting services fee schedule and provided for an additional payment of up to, but not more than 0.10% of each Series' average daily net assets for those services. RSMC has retained and pays PFPC Inc., an indirect, majority owned subsidiary of PNC Financial Services Group Inc., to provide subadministrative and accounting services to the Series.

   Prior to May 20, 2004, RSMC provided advisory and administrative services to the Series pursuant to the investment advisory agreement. For these services, RSMC received a fee of 0.47% of each Series' first
   $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                            For the Fiscal Years Ended       For the Period
                                                     June 30,              November 1, 19991
                                          ------------------------------        through
                                          2004    2003     2002    2001      June 30, 2000
                                         -----    -----   -----    -----   -----------------
   PRIME MONEY MARKET SERIES
    Total Return .....................   0.65%    1.14%   2.24%    5.70%         3.75%(**)
    Ratios to Average Net Assets:
     Expenses ........................   0.46%    0.45%   0.45%    0.45%         0.46%(*)
     Net investment income ...........   0.66%    1.13%   2.19%    5.51%         5.63%(*)
   U.S. GOVERNMENT SERIES
    Total Return .....................   0.61%    1.02%   2.06%    5.66%         3.61%(**)
    Ratios to Average Net Assets:
     Expenses ........................   0.50%    0.50%   0.50%    0.49%         0.50%(*)
     Net investment income ...........   0.60%    1.03%   2.07%    5.24%         5.42%(*)
   TAX-EXEMPT SERIES
    Total Return .....................   0.48%    0.80%   1.36%    3.42%         2.30%(**)
    Ratios to Average Net Assets:
     Expenses ........................   0.51%    0.50%   0.50%    0.50%         0.50%(*)
     Net investment income ...........   0.48%    0.80%   1.36%    3.33%         3.45%(*)

---------------
(*)   Annualized.
(**)  Not annualized.
(1)   Commencement of operations.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================


5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   Approximately 43% of the investments of the Tax-Exempt Series on June 30, 2004, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Prime Money Market Series, U.S. Government Series and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2004, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2004

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS

================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                56         Rodney Square
Date of Birth: 2/49             President,     resignation or removal.     President and                            Management
                                Chief          Trustee, President and      Chief Investment                         Corporation
                                Executive      Chairman of the Board       Officer of Wilmington                    (registered
                                Officer and    since October 1998.         Trust Company since                      investment
                                Chairman of                                February 1996.                           adviser);
                                the Board                                                                           Wilmington
                                                                                                                    Low Volatility
                                                                                                                    Fund of Funds;
                                                                                                                    LaSalle
                                                                                                                    University;
                                                                                                                    Cramer
                                                                                                                    Rosenthal
                                                                                                                    McGlynn, LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser); and
                                                                                                                    Camden Partners
                                                                                                                    Holding LLC
                                                                                                                    (registered
                                                                                                                    investment
                                                                                                                    adviser).

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued

================================================================================


INTERESTED TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
WILLIAM P. RICHARDS, JR.(2)  Trustee        Shall serve until death,    Managing Director,             56         The Leakey
100 Wilshire Boulevard                      resignation or removal.     Roxbury Capital                           Foundation
Suite 1000                                  Trustee since October       Management LLC                            (non-profit); and
Santa Monica, CA 90401                      1999.                       since 1998. Prior to                      Natural History
Date of Birth: 11/36                                                    1998, Principal, Roger                    Museum of
                                                                        Engemann &                                Los Angeles
                                                                        Associates (investment                    County
                                                                        management firm).                         (non-profit).


INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT H. ARNOLD                Trustee        Shall serve until death,    Founder and                    56         None
Date of Birth: 3/44                            resignation or removal.     co-manages,
                                               Trustee since May           R. H. Arnold & Co.,
                                               1997.                       Inc. (investment
                                                                           banking company)
                                                                           since 1989.

DR. ERIC BRUCKER                Trustee        Shall serve until death,    Dean, School of                56         Wilmington
Date of Birth: 12/41                           resignation or removal.     Business                                  Low Volatility
                                               Trustee since October       Administration of                         Fund of Funds.
                                               1999.                       Widener University
                                                                           since July 2001. Prior
                                                                           to that, Dean, College
                                                                           of Business, Public
                                                                           Policy and Health at
                                                                           the University of
                                                                           Maine from September
                                                                           1998 to June 2001.


---------------
(2) Mr. Richards is an "interested" Trustee by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued

================================================================================

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                               Principal              Fund              Other
                             Position(s)         Term of Office              Occupation(s)           Complex        Directorships
                              Held with           and Length of               During Past          Overseen by         Held by
Name, Address and Age        Fund Complex          Time Served                Five Years             Trustee           Trustee
---------------------        ------------   ------------------------    ----------------------    -------------   -----------------
NICHOLAS A. GIORDANO         Trustee        Shall serve until death,    Consultant, financial          56         Wilmington
Date of Birth: 3/43                         resignation or removal.     services organizations                    Low Volatility
                                            Trustee since October       from 1997 to present;                     Fund of Funds;
                                            1998.                       Interim President,                        Kalmar Pooled
                                                                        LaSalle University                        Investment Trust;
                                                                        from 1998 to 1999;                        Independence
                                                                        President and Chief                       Blue Cross;
                                                                        Executive Officer,                        Selas Corporation
                                                                        Philadelphia Stock                        of America
                                                                        Exchange from 1981 to                     (industrial
                                                                        1997.                                     furnaces and
                                                                                                                  ovens); and
                                                                                                                  LaSalle
                                                                                                                  University.

LOUIS KLEIN, JR.             Trustee        Shall serve until death,    Self-employed                  56         Manville
Date of Birth: 5/35                         resignation or removal.     financial consultant                      Personal Injury
                                            Trustee since October       since 1991.                               Settlement
                                            1999.                                                                 Trust; and WHX
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  manufacturer).

CLEMENT C. MOORE, II         Trustee        Shall serve until death,    President, Kenwood             56         None
Date of Birth: 9/44                         resignation or removal.     Galloria, Inc. (Real
                                            Trustee since October       Estate holding
                                            1999.                       company) since 1986.
                                                                        Managing Partner,
                                                                        Mariemont Holdings,
                                                                        LLC, (real estate
                                                                        holding and
                                                                        development company)
                                                                        since 1980.

JOHN J. QUINDLEN             Trustee        Shall serve until death,    Retired since 1993.            56         None
Date of Birth: 5/32                         resignation or removal.
                                            Trustee since October
                                            1999.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued

================================================================================

INDEPENDENT TRUSTEES

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------    --------------   ------------------------    ----------------------   -------------    ---------------
MARK A. SARGENT          Trustee          Shall serve until death,    Dean and Professor of          56         Wilmington
Date of Birth: 4/51                       resignation or removal.     Law, Villanova                            Low Volatility
                                          Trustee since               University School of                      Fund of Funds;
                                          November 2001.              Law since July 1997.                      and
                                                                      Associate Dean for                        St. Thomas
                                                                      Academic Affairs                          More Society of
                                                                      University of Maryland                    Pennsylvania.
                                                                      School of Law from
                                                                      1994 to 1997.
EXECUTIVE OFFICERS

                                                                                                 Number of
                                                                                               Portfolios in
                                                                            Principal               Fund             Other
                          Position(s)          Term of Office             Occupation(s)           Complex        Directorships
                           Held with            and Length of              During Past          Overseen by         Held by
Name, Address and Age     Fund Complex           Time Served                Five Years            Trustee           Trustee
---------------------    --------------   ------------------------    ----------------------   -------------    ---------------
ERIC K. CHEUNG           Vice President   Shall serve at the          Vice President,               N/A         N/A
Date of Birth: 12/54                      pleasure of the Board       Wilmington Trust
                                          and until successor is      Company Since 1986;
                                          elected and qualified.      and Vice President and
                                          Officer since October       Director of Rodney
                                          1998.                       Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President   Shall serve at the          Vice President, Rodney        N/A         N/A
Date of Birth: 1/57                       pleasure of the Board       Square Management
                                          and until successor is      Corporation since
                                          elected and qualified.      1992.
                                          Officer since November
                                          1999.

FRED FILOON              Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
520 Madison Avenue                        pleasure of the Board       Cramer Rosenthal
New York, NY 10022                        and until successor is      McGlynn, LLC since
Date of Birth: 3/42                       elected and qualified.      1989.
                                          Officer since August
                                          2000.

JOHN R. GILES            Vice President   Shall serve at the          Senior Vice President,        N/A         N/A
Date of Birth: 8/57      and Chief        pleasure of the Board       Wilmington Trust
                         Financial        and until successor is      Company since 1996.
                         Officer          elected and qualified.
                                          Officer since December
                                          1999.


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued

================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                   Principal              Fund            Other
                                 Position(s)          Term of Office             Occupation(s)           Complex      Directorships
                                  Held with           and Length of               During Past          Overseen by       Held by
Name, Address and Age            Fund Complex          Time Served                Five Years             Trustee         Trustee
---------------------           --------------   -----------------------    ----------------------    -------------   -------------
PAT COLLETTI                    Vice President   Shall serve at the         Vice President and             N/A        N/A
301 Bellevue Parkway            and Treasurer    pleasure of the Board      Director of Investment
Wilmington, DE 19809                             and until successor is     Accounting and
Date of Birth: 11/58                             elected and qualified.     Administration of
                                                 Officer since May 1999.    PFPC Inc. since 1999.

LEAH M. ANDERSON                Secretary        Shall serve at the         Officer, Wilmington            N/A        N/A
Date of Birth: 8/65                              pleasure of the Board      Trust Company since
                                                 and until successor is     1998. Officer, Rodney
                                                 elected and qualified.     Square Management
                                                 Officer since November     Corporation since
                                                 2002.                      1992.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   TRUSTEES

                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                              -------------------

                                    OFFICERS

                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                              -------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR

                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                              -------------------

                                   CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              -------------------

                                 TRANSFER AGENT
                             SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              -------------------





This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Portfolios -- Investor Shares.


WMMPI-ANN-6/04

                                                                     WILMINGTON
                                                                          FUNDS


--------------------------------------------------------------------------------
 Money Market Portfolios
 Investor Shares
--------------------------------------------------------------------------------

            o   Prime Money Market

            o   U.S. Government

            o   Tax-Exempt





























                                     ANNUAL
                                 June 30, 2004

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of directors has determined that each of Nicholas A. Giordano, John J. Quindlen and Louis Klein Jr.] is as an audit committee financial expert qualified to serve on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)

Set forth in the table below are audit fees and non-audit related fees billed to the Registrant by its principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements and services provided by the Auditor in connection with statutory and regulatory filings during and for the Registrant's fiscal years ended June 30, 2003 and 2004.

WT INVESTMENT TRUST I

Fiscal Year
Ended June 30,        Audit Fees       Audit-Related Fees      Tax Fees (1)        All Other Fees
---------------------------------------------------------------------------------------------------------
2003                  $230,775              None                $29,050               None
2004                  $349,275              None                $45,650               None

WT MUTUAL FUND

Fiscal Year                             Audit-Related
Ended June 30,        Audit Fees            Fees            Tax Fees (1)      All Other Fees
-----------------------------------------------------------------------------------------------
2003                   $144,175             None              $36,000             None
2004                   $186,675             None              $49,500             None


(1) These fees related to services consisting of the review of U.S. federal income tax returns and annual excise distribution calculations.

(e) The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by its independent public accountants. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2003 and 2004 were pre-approved by the Audit Committee.

(f)      Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $36,000 and $49,500 for the years ended June 30, 2003 and 2004.

(h)      Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.


   (b)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            WT Mutual Fund

                                     By:    /s/ Robert J. Christian
                                            -----------------------------------
                                     Name:  Robert J. Christian
                                     Title: President & Chief Executive Officer
                                     Date:  September 8, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert J. Christian
       ------------------------------------------
Name:  Robert J. Christian
Title: President & Chief Executive Officer
Date:  September 8, 2004


By:    /s/ John R. Giles
       ------------------------------------------
Name:  John R. Giles
Title: Vice President & Chief Financial Officer
Date:  September 8, 2004